                                                    REGISTRATION NO. 333-190033
                                                     REGISTRATION NO. 811-22651
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 13                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [X]
                              AMENDMENT NO. 95                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:
       Units of interest in Separate Account under variable annuity contracts.

                                     NOTE

This Post-Effective Amendment No. 13 ("PEA") to the Form N-4 Registration Statement No. 333-190033 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other part of the Registration Statement except as specifically noted herein.

Investment Edge(R) 15.0

A variable annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS INVESTMENT EDGE(R) 15.0 ?


Investment Edge(R) 15.0 ("Investment Edge(R)") is a variable annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV. The contract provides for the accumulation of retirement savings. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options.


The Investment Edge(R) Select contract is also available through an exchange program under which certain existing variable annuity contracts issued by AXA Equitable ("Prior Contracts") may be exchanged for this contract. To see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see Appendix VIII -- "Exchange program" later in this Prospectus. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features described in this Prospectus may vary in your state. For a state-by-state description of all material variations to this contract, see Appendix III later in this Prospectus. We can refuse to accept any application. We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Our variable investment options are subaccounts of Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST


.. Charter/SM/ Aggressive Growth
.. Charter/SM/ Conservative
.. Charter/SM/ Growth
.. Charter/SM/ Moderate
.. Charter/SM/ Moderate Growth

.. Charter/SM/ Small Cap Growth/(1)/

.. Charter/SM/ Small Cap Value

.. EQ/Aggressive Allocation/(2)/
.. EQ/Moderate Allocation/(2)/
.. EQ/Moderate-Plus Allocation/(2)/

 EQ ADVISORS TRUST
.. 1290 VT Convertible Securities
.. 1290 VT DoubleLine Dynamic Allocation/(3)/
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT Energy
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT High Yield Bond
.. 1290 VT Low Volatility Global Equity
.. 1290 VT Micro Cap/(3)/
.. 1290 VT Multi-Alternative Strategies/(3)/
.. 1290 VT Natural Resources
.. 1290 VT Real Estate
.. 1290 VT Small Cap Value/(3)/
.. 1290 VT SmartBeta Equity
.. 1290 VT Socially Responsible
.. All Asset Growth-Alt 20
.. EQ/AB Dynamic Moderate Growth/(2)/
.. EQ/AB Short Duration Government Bond/(2)/
.. EQ/AB Small Cap Growth/(2)/
.. EQ/American Century Mid Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/ClearBridge Large Cap Growth/(2)(3)/
.. EQ/ClearBridge Select Equity Managed Volatility/(3)/
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap
.. EQ/Franklin Rising Dividends
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Ivy Energy
.. EQ/Ivy Science and Technology


.. EQ/Janus Enterprise/(2)/
.. EQ/JPMorgan Value Opportunities/(3)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/Lazard Emerging Markets Equity
.. EQ/Loomis Sayles Growth/(2)/
.. EQ/MFS International Growth
.. EQ/MFS International Value
.. EQ/MFS Technology/(3)/
.. EQ/MFS Utilities
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Total Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/T. Rowe Price Health Sciences
.. EQ/Templeton Global Equity Managed Volatility/(2)/
.. Multimanager Technology


 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. Balanced-Risk Allocation
.. Invesco V.I. Health Care/(1)/


.. Invesco V.I. High Yield


.. Invesco V.I. Small Cap Equity

 AB VARIABLE PRODUCT SERIES FUND, INC. - CLASS B
.. AB VPS Global Thematic Growth
.. AB VPS Growth and Income


.. AB VPS Small/Mid Cap Value

 ALPS VARIABLE INVESTMENT TRUST -- CLASS III SHARES
.. ALPS | Red Rocks Listed Private Equity


 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. -- CLASS II

.. American Century VP Inflation Protection



 AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES
.. American Funds Insurance Series(R) Asset Allocation Fund
.. American Funds Insurance Series(R) Global Growth Fund
.. American Funds Insurance Series(R) Global Small Capitalization Fund
.. American Funds Insurance Series(R) Growth-Income Fund
.. American Funds Insurance Series(R) International Growth and Income Fund .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I.



 DELAWARE VIP(R) -- SERVICE CLASS
.. Delaware VIP(R) Diversified Income Series
.. Delaware VIP(R) Emerging Markets Series
.. Delaware VIP(R) Limited-Term Diversified Income Series

 EATON VANCE VARIABLE TRUST
.. Eaton Vance VT Floating-Rate Income

 FEDERATED INSURANCE SERIES -- SERVICE SHARES
.. Federated High Income Bond Fund II
.. Federated Kaufman Fund II

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS (VIP) -- SERVICE CLASS 2


.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation
.. First Trust Multi Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

.. Franklin Allocation VIP/(2)/

.. Franklin Income VIP
.. Franklin Mutual Shares VIP


.. Templeton Global Bond VIP

 GUGGENHEIM VARIABLE TRUST
.. Guggenheim VIF Global Managed Futures Strategy

 HARTFORD HLS FUNDS -- CLASS IC SHARES

.. Hartford Capital Appreciation HLS/(1)/

.. Hartford Growth Opportunities HLS



 IVY VARIABLE INSURANCE PORTFOLIOS

.. Ivy VIP Asset Strategy/(1)/
.. Ivy VIP Small Cap Growth/(3)/


 JANUS ASPEN SERIES -- SERVICE SHARES

.. Janus Henderson Balanced Portfolio
.. Janus Henderson Flexible Bond Portfolio
.. Janus Henderson U.S. Low Volatility Portfolio

 JPMORGAN INSURANCE TRUST -- CLASS 2 SHARES
.. JPMorgan Insurance Trust Global Allocation
.. JPMorgan Insurance Trust Income Builder


 LEGG MASON -- SHARE CLASS II
.. ClearBridge Variable Aggressive Growth
.. ClearBridge Variable Dividend Strategy
.. QS Legg Mason Dynamic Multi-Strategy VIT

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture

 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS


.. MFS(R) Investors Trust Series
.. MFS(R) Research Series


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THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                        Investment Edge(R) 15.0

                                                                        #646034

.. MFS(R) Value Series

 NEUBERGER BERMAN
 ADVISERS MANAGEMENT
 TRUST -- S CLASS SHARES
.. Neuberger Berman International Equity
.. Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

 NORTHERN LIGHTS VARIABLE TRUST

.. 7Twelve/TM/ Balanced Portfolio/(1)/


 PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

.. PIMCO Global Bond Opportunities (Unhedged)


 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Global Multi-Asset Managed Allocation

.. PIMCO Income/(3)/


 PUTNAM VARIABLE TRUST


.. Putnam VT Diversified Income
.. Putnam VT Global Asset Allocation

.. Putnam VT Multi-Asset Absolute Return/(3)/

.. Putnam VT Research Fund

 SEI INSURANCE PRODUCT TRUST

.. SEI VP Balanced Strategy/(1)/
.. SEI VP Conservative Strategy/(1)/
.. SEI VP Market Growth Strategy/(1)/
.. SEI VP Market Plus Strategy/(1)/
.. SEI VP Moderate Strategy/(1)/


 T. ROWE PRICE EQUITY SERIES, INC.
.. T. Rowe Price Equity-Income Portfolio II



 VANECK VIP TRUST -- INITIAL CLASS
.. VanEck VIP Unconstrained Emerging Markets Bond

 VANECK VIP TRUST -- S CLASS

.. VanEck VIP Global Hard Assets/(1)/

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(1)Not all available investment options are available under all contracts. This investment option is only available if you purchased your contract before approximately October 22, 2018.
(2)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.
(3)Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract on or after approximately October 22, 2018.


You may allocate amounts to any of the variable investment options. Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect. The contract also includes a dollar cost averaging program that allows for systematic transfers of amounts in the EQ/Money Market variable investment option to other variable investment options.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).

The following contracts are intended for specified post-death payments to beneficiaries, with continuing access to the contract's account balance:

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An inherited NQ beneficiary payout contract (a specific form of NQ contract that we refer to as "Inherited NQ") (contributions from specified Section 1035 exchanges only).

Not all types of contracts are available with each version of the Investment Edge(R) series contracts. See "Rules regarding contributions to your contract" in Appendix II for more information.


The registration statement relating to this offering has been filed with the SEC. The statement of additional information ("SAI") dated May 1, 2019 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling 1-800-789-7771.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             Investment Edge(R) Series at a glance -- key
               features                                         10

             ------------------------------------------------------
             FEE TABLE                                          14
             ------------------------------------------------------

             Examples                                           16
             Condensed financial information                    17

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  18
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         18
             Owner and annuitant requirements                   18
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      33
             Dollar cost averaging                              33
             Breakpoint Credit                                  34
             Annuity purchase factors                           35
             Protected premium death benefit                    35
             Inherited IRA beneficiary continuation contract    35
             Inherited NQ beneficiary payout contract           37
             Your right to cancel within a certain number of
               days                                             39

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               41
             ------------------------------------------------------
             Your account value and cash value                  41
             Your contract's value in the variable investment
               options                                          41
             Insufficient account value                         41


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"We," "our," "us" and the "Company" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          42
             ------------------------------------------------------
             Transferring your account value                    42
             Rebalancing your account value                     42
             Disruptive transfer activity                       42

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            44
             ------------------------------------------------------
             Withdrawing your account value                     44
             How withdrawals (and Income Edge scheduled
               payments, if applicable) are taken from your
               account value                                    49
             Effect of withdrawals on your Protected premium
               death benefit                                    49
             Withdrawals treated as surrenders                  50
             Surrendering your contract to receive its cash
               value                                            50
             When to expect payments                            50
             Signature Guarantee                                50
             Your annuity payout options                        50

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            53
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 53
             Charges that the Trusts deduct                     57
             Other distribution arrangements                    57

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        58
             ------------------------------------------------------
             Your beneficiary and payment of benefit            58
             Non-spousal single owner contract continuation     59
             Non-spousal joint owner contract continuation      59
             Spousal continuation                               59
             Beneficiary continuation option                    60
             Special Rules for NQ contracts when Income Edge
               or Income Edge Early Retirement Option is in
               effect                                           63

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             7. TAX INFORMATION                                 64
             ------------------------------------------------------
             Overview                                           64
             Contracts that fund a retirement arrangement       64
             Transfers among investment options                 64
             Taxation of nonqualified annuities                 64
             Individual retirement arrangements (IRAs)          68
             Traditional individual retirement annuities
               (traditional IRAs)                               68
             Simplified Employee Pensions (SEPs)                73
             Roth individual retirement annuities (Roth IRAs)   73
             Tax withholding and information reporting          76
             Special rules for contracts funding qualified
               plans                                            77
             Impact of taxes to AXA Equitable                   77

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             8. MORE INFORMATION                                78
             ------------------------------------------------------
             About Separate Account No. 70                      78
             About the Trusts                                   78
             About the general account                          78
             About other methods of payment                     79
             Dates and prices at which contract events occur    79


             About your voting rights                           80
             Cybersecurity                                      80
             Statutory compliance                               80
             About legal proceedings                            80
             Financial statements                               80
             Transfers of ownership, collateral assignments,
               loans and borrowing                              81
             About Custodial IRAs                               81
             Distribution of the contracts                      81

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information                I-1
            II   --   Rules regarding contributions to your
                        contract                                    II-1
           III   --   State contract availability and/or
                        variations of certain features and
                        benefits                                   III-1
            IV   --   Purchase Considerations for QP Contracts      IV-1
             V   --   Hypothetical Illustration                      V-1
            VI   --   Income Edge scheduled payment amount
                        expressed as a Percentage of Account
                        Value                                       VI-1
           VII   --   Protected premium death benefit example      VII-1
          VIII   --   Exchange program                            VIII-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms

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ACCOUNT VALUE -- Your account value is the total of the values you have in the variable investment options.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date (if applicable). The annuitant is not necessarily the contract's owner. Where the owner of the contract is a non-natural person, such as a company or trust, the annuitant is the measuring life for determining benefits under the contract.


BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.


CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the account value plus any accrued but unpaid Breakpoint credit amount, less: (i) as applicable, the total amount or a pro rata portion of the Contract Maintenance Fee, and any accrued Protected premium death benefit charge; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th. If the contract date anniversary falls on a non-business day, then the transaction date for any transaction that is scheduled to occur on such anniversary will be the immediately preceding business day.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.

INCOME EDGE PAYMENT PROGRAM -- A payment program available for NQ contracts only, which, when elected, will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment being a return of your cost basis in the contract and thus excludable from taxes. We offer several versions of the Income Edge payment program, each of which is described in detail in this Prospectus:

..   Income Edge -- the standard form of Income Edge payment program.

..   Income Edge Early Retirement Option -- available for election by contract holders under the age of 59 1/2.


..   Income Edge Beneficiary Advantage -- available for election by (a)
    Investment Edge(R) NQ contract death beneficiaries and (b) beneficiaries of non-qualified deferred annuity contracts not issued by AXA Equitable.


When used in this Prospectus, "Income Edge payment program" refers generally to all forms of Income Edge payment programs, unless we indicate otherwise.

INCOME EDGE ANNIVERSARY DATE -- The anniversary of your Income Edge Effective Date. Your Income Edge Anniversary Date represents the last day of your annual Income Edge payout period.

INCOME EDGE EFFECTIVE DATE -- Generally, the date on which we receive your election to begin payments under an Income Edge payment program. However, for Income Edge Beneficiary Advantage, the Income Edge Effective Date is the date by which we have received your Income Edge election, along with all required information, exchanges and cost basis.

INHERITED NQ CONTRACT -- A specific form of NQ contract that is offered to beneficiaries of NQ contracts not issued by AXA Equitable for purposes of making post-death required payments. Contributions to an Inherited NQ contract must be made through a Section 1035 exchange.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday. Inherited IRA and Inherited NQ contracts do not have maturity dates.

NET AMOUNT AT RISK -- If you elect the optional Protected premium death benefit, we use the Net Amount at Risk (NAR) to calculate the daily charge for this benefit. On each day of your contract, your NAR is equal to (A) minus (B), where (A) equals your Protected premium death benefit base, and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PRIOR CONTRACT -- Certain Structured Capital Strategies(R) contracts previously issued by AXA Equitable, which may be eligible to exchange, rollover or transfer to an Investment Edge(R) Select contract.

PROTECTED PREMIUM DEATH BENEFIT -- An optional rider that provides a guaranteed minimum death benefit equal to the amount of your total contributions to the contract, adjusted for any withdrawals.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

TAX-FREE AMOUNT -- the portion of each payment under an Income Edge payment program that represents a return of your cost basis in the contract and is thus excludable from taxes.

                           DEFINITIONS OF KEY TERMS

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

cost basis                             Your investment in the contract
                                       (generally equals the contributions
                                       you made, less any amounts you
                                       previously withdrew that were not
                                       taxable)

Income Edge payment program            Non-Qualified Payment Program

Protected premium death benefit        Guaranteed minimum death benefit

unit                                   Accumulation Unit
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
 REPORTS WE PROVIDE (IN ELECTRONIC FORM, OR IF YOU DO NOT ENROLL IN ELECTRONIC DELIVERY, IN PAPER FORM):

..   written confirmation of financial transactions and certain nonfinancial transactions, including termination of a systematic withdrawal option;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year or, for NQ contracts following election of an Income Edge payment program, an Annual Payout Statement.
 ONLINE ACCOUNT ACCESS ("OAA") SYSTEM:

OAA is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options; and

..   the daily unit values for the variable investment options.

In addition, you can do the following:

..   change your allocation percentages and/or transfer among the investment options;

..   obtain performance information regarding the variable investment options;

..   elect to receive certain contract statements electronically;

..   change your address;

..   change your OAA password; and

..   access Frequently Asked Questions and Service Forms.

OAA is normally available seven days a week, 24 hours a day. You may access OAA by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE (AND SUBMITTED IN THE MANNER THAT THE FORMS SPECIFY):

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)tax withholding elections (see withdrawal request form);

(4)election of the Beneficiary continuation option;

(5)IRA contribution recharacterizations;

(6)Section 1035 exchanges;

(7)direct transfers and rollovers;

(8)election of an annuity payout option;

(9)election of a version of Income Edge (for NQ contracts only);

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a nonnatural owner;

(13)requests to collaterally assign your NQ contract;

(14)requests to drop your Protected premium death benefit;

(15)requests to transfer into and among the investment options, re-allocate, rebalance and change your future allocations; and

(16)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender; and

(3)dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)dollar cost averaging (if available);

(2)substantially equal withdrawals;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)RMD payments from inherited IRAs.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

Investment Edge(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes the Investment Edge(R) series contracts -- Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV. Each version provides for the
                       accumulation of retirement savings and death benefit
                       protection. Each version also offers various payout options.

                       Each version provides a different schedule of expenses and withdrawal charge periods. While certain series have no or short surrender charge periods, these series typically have higher separate account expenses. You should consider the cumulative impact of these higher expenses over time when deciding which series to purchase. For details, please see the "Fee table" and "Charges and expenses" later in this Prospectus.

                       Each version is subject to contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and in "Rules regarding contributions to your contract" in Appendix II later in this Prospectus.

                       The Investment Edge(R) Select contract is also available through an exchange program under which a Prior Contract may be exchanged for this contract. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information. In addition, to see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see "Exchange Program" in Appendix VIII later in this Prospectus.

                         Throughout the Prospectus, any differences among the contract versions are identified.

                         You should work with your financial professional to decide which version of the contract may be appropriate for you
                         based on a thorough analysis of your particular insurance
                         needs, financial objectives, investment goals, time
                         horizons and risk tolerance.
-------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT  The variable investment options in your Investment Edge(R)
MANAGEMENT               series contract invest in different Portfolios managed by
                         professional investment advisers.
-------------------------------------------------------------------------------------
TAX CONSIDERATIONS       .   No tax on earnings inside the contract until you make
                             withdrawals from your contract or receive annuity
                             payments.
                         ------------------------------------------------------------
                         .   No tax on transfers among investment options inside the
                             contract.
                         ------------------------------------------------------------
                         .   For NQ contracts, the opportunity to elect a version of
                             Income Edge, which will permit you to recover your
                             account value and cost basis over a specified period.
                             INCOME EDGE DOES NOT GUARANTEE YOUR ACCOUNT VALUE NOR A
                             RETURN OF PRINCIPAL: YOUR ACCOUNT VALUE REMAINS SUBJECT
                             TO MARKET PERFORMANCE AFTER ELECTION OF INCOME EDGE.
                         ------------------------------------------------------------

                         If you are purchasing or contributing to an annuity
                         contract which is an Individual Retirement Annuity (IRA),
                         or to fund an employer retirement plan (QP or Qualified
                         Plan), you should be aware that such annuities do not
                         provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                         arrangements. Before purchasing or contributing to one of
                         these contracts, you should consider whether its features
                         and benefits beyond tax deferral meet your needs and goals.
                         You may also want to consider the relative features,
                         benefits and costs of these annuities compared with any
                         other investment that you may use in connection with your
                         retirement plan or arrangement.
-------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     The chart below shows the minimum initial and, in
                         parenthesis, additional contribution amounts under the
                         contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" and
                         "Rules regarding contributions to your contract" in
                         Appendix II for more information, including important
                         limitations on contributions.

                                                 INVESTMENT       INVESTMENT       INVESTMENT
                                                 EDGE(R)          EDGE(R) SELECT   EDGE(R) ADV
---------------------------------------------------------------------------------------------------
NQ                                               $10,000($500)    $25,000($500)    $25,000($500)
---------------------------------------------------------------------------------------------------
Traditional IRA                                  $10,000($50)     $25,000($50)     $25,000($50)
---------------------------------------------------------------------------------------------------
Roth IRA                                         $10,000($50)     $25,000($50)     $25,000($50)
---------------------------------------------------------------------------------------------------
SEP IRA                                          $10,000($500)    $25,000($500)    $25,000($500)
---------------------------------------------------------------------------------------------------
QP                                               $10,000($500)    $25,000($500)    $25,000(n/a)
---------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary Continuation contract  $10,000($1,000)  $25,000($1,000)  $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
---------------------------------------------------------------------------------------------------
Inherited NQ                                     $10,000(n/a)     $25,000(n/a)     $25,000(n/a)
---------------------------------------------------------------------------------------------------

                         .   Maximum contribution limitations apply to all
                             contracts. For more information, please see "How you
                             can purchase and contribute to your contract" in
                             "Contract features and benefits" later in this
                             Prospectus.
                         ------------------------------------------------------------

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------
                           We currently do not accept any contribution to your
                           contract if: (i) the sum total of all contributions under
                           all Investment Edge(R) series contracts with the same owner or annuitant would then total more than $1,500,000 (ii) or the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant
                           would then total more than $2,500,000.

                           Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                           including our rights to (i) change minimum and maximum
                           contribution requirements and limitations, and (ii)
                           discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                           contributions and transfers to any of the variable
                           investment options, to add variable investment options, and to limit the number of variable investment options which
                           you may elect.
-----------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       .   Partial withdrawals
                           .   Several withdrawal options on a periodic basis
                           .   Contract surrender
                           You may incur a withdrawal charge for certain withdrawals
                           or if you surrender your contract. You may also incur
                           income tax and a tax penalty.
-----------------------------------------------------------------------------------------
PAYOUT OPTIONS             .   Income Edge payment program (for NQ contracts only).
                               When elected, an Income Edge payment program will pay
                               out your entire account value via scheduled payments
                               over a set period of time, with a portion of each
                               payment being a return of your cost basis in the
                               contract and thus excludable from taxes. Unlike
                               traditional forms of annuitization, an Income Edge
                               payment program allows for a form of annuity payout
                               that provides continuing access to your contract's
                               account value. We offer several versions of Income Edge
                               payment program, each of which is described in detail
                               in this Prospectus:
                              -- Income Edge -- the standard form of Income Edge
                                 payment program.
                              -- Income Edge Early Retirement Option -- available for
                                 election by contract holders under the age of 59 1/2.
                              -- Income Edge Beneficiary Advantage -- available for
                                 election by (a) Investment Edge(R) NQ contract death
                                 beneficiaries and (b) beneficiaries of non-qualified
                                 deferred annuity contracts not issued by AXA
                                 Equitable (Inherited NQ contract holders).
                           .   Other payout options through supplementary contracts.
                               Please see "Your annuity payout options" in "Accessing
                               your money" for additional information.
-----------------------------------------------------------------------------------------
STANDARD DEATH BENEFIT     .   Your account value as of the date we receive
                               satisfactory proof of the owner's or older joint
                               owner's, if applicable, death, any required
                               instructions for the method of payment, and all
                               information and forms necessary to effect payment.
-----------------------------------------------------------------------------------------
PROTECTED PREMIUM DEATH    .   Greater of your account value or total contributions to
BENEFIT                        your contract, adjusted pro-rata for any withdrawals
                               you have made.
                              This guaranteed benefit is supported by AXA Equitable's
                              general account and is subject to AXA Equitable's claims
                              paying ability. Contract owners should look to the
                              financial strength of AXA Equitable for its claims
                              paying ability.
-----------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging
                           .   Recurring/Scheduled account value rebalancing
                           .   Free transfers
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Spousal continuation
                           .   Beneficiary continuation option (IRA and NQ only)
-----------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
-----------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in Appendix II for owner and annuitant issue ages
                           applicable to your contract.
-----------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the
                           contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                           receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
-----------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.


CURRENTLY, YOU MAY PURCHASE AN INVESTMENT EDGE(R) ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC ("AXA ADVISORS"), ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER INVESTMENT EDGE(R) ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE AN INVESTMENT EDGE(R) ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees, death or income guarantee benefits and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether this contract and any optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, tax planning needs, time horizons and risk tolerance.

EXCHANGE PROGRAM

We offer an exchange program under which a Prior Contract may be exchanged for an Investment Edge(R) Select contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes. Under this program, among other criteria, which are described below, the surrender of a Prior Contract may not be subject to withdrawal charges to be eligible for the Investment Edge(R) Select contract. In addition, the account value of the Investment Edge(R) Select contract would not be subject to any withdrawal charges, but would be subject to all other charges and fees under the Investment Edge(R) Select contract, which are described in this Prospectus.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Investment Edge(R) Select contract. Please note that if you elect to exchange into the Investment Edge(R) Select contract you will lose all existing benefits under your Prior Contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Investment Edge(R) Select contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law.

You should read the Prospectus and other information related to your Prior Contract prior to requesting an exchange, rollover or transfer to the Investment Edge(R) Select contract and you should consider the differences between your Prior Contract and the Investment Edge(R) Select contract. There may be differences that are important for you to consider prior to purchasing the Investment Edge(R) Select contract.

To see a summary comparison of some of the features of Prior Contracts and the Investment Edge(R) Select contract, see Appendix VIII -- "Exchange program" later in this Prospectus.

In considering whether the exchange is appropriate for you, you should consult with your financial professional. Your financial professional will be paid a commission if you exchange, transfer or rollover your Prior Contract to the Investment Edge(R) Select contract, which may create the potential for a conflict of interest for your financial professional. For more information, please contact your financial professional.

You may obtain a copy of your Prior Contract prospectus by contacting your financial professional or by writing or calling us as follows:

Structured Capital Strategies(R)
P. O. Box 1547
Secaucus, NJ 07096-1547

1 (877) 899-3743

LISTED BELOW IS A DESCRIPTION OF CONTRACT OWNERS OF PRIOR CONTRACTS THAT MAY OR MAY NOT BE ELIGIBLE TO PURCHASE THE INVESTMENT EDGE(R) SELECT CONTRACT UNDER AN EXCHANGE PROGRAM:

..   Contract owners of a Structured Capital Strategies(R) contract are eligible to the extent they have sufficient account value in one or more of the variable investment options that meet the minimum contribution requirements. Account value in a segment is not an eligible source of contribution.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

..   Contract owners who have remaining or outstanding withdrawal charges on the
    Prior Contract, or who do not satisfy a condition for waiving the withdrawal charge under the Prior Contract, are not eligible.

..   Contract owners who have made rollover or transfer contributions within the past two years into a Prior Contract from the date of the request to purchase an Investment Edge(R) Select contract are not eligible, except, with respect to EQUI-VEST(R) contracts, if the contract owner has been separated from service at time of the purchase.

LISTED BELOW ARE ADDITIONAL TERMS AND CONDITIONS FOR PURCHASING AN INVESTMENT EDGE(R) SELECT CONTRACT UNDER AN EXCHANGE PROGRAM:

1. The minimum initial contribution is $25,000.

2. For an exchange from a Structured Capital Strategies(R) contract, full or partial exchanges, rollovers or transfers are permitted where the source of the contribution is the full account value invested in each variable investment option at the time of the transaction. This means that account value invested in segment type holding accounts and the dollar cap averaging account on the day we process your transaction will also be included in the exchange, rollover or transfer. Account value invested in a segment is not an eligible source of contribution.

3. Exchanges, rollovers or transfers from contracts other than from Prior Contracts are not permitted.

4. Subsequent contributions in a minimum amount of $50 or more for Traditional IRA or Roth IRA contracts and $500 or more for NQ and QP contracts are permitted.

5. We are not able to process an exchange, rollover or transfer from a Structured Capital Strategies(R) contract to an Investment Edge(R) Select contract on a segment maturity date or segment start date and we will not consider your request to be in good order if we receive it on a segment maturity date or segment start date. If we receive your exchange, rollover or transfer request on a segment maturity date or segment start date and it is complete, your request will be processed on the next business day.

             INVESTMENT EDGE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering a contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract, if you make certain withdrawals or transfers, request special services or apply your cash value to certain payout options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

--------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions   INVESTMENT INVESTMENT     INVESTMENT
withdrawn (deducted if you surrender your contract or make   EDGE(R)    EDGE(R) SELECT EDGE(R) ADV
certain withdrawals or apply your cash value to certain      ---------- -----------    -----------
payout options).
                                                             6.00%/(2)/ N/A            N/A
--------------------------------------------------------------------------------------------------

Charge for each additional transfer in excess of   Maximum Charge:  $35
12 transfers per contract year:/(3)/               Current Charge:  $0

Special service charges:/(4)/
  .   Express mail charge                             Current and Maximum Charge:      $35
  .   Wire transfer charge                            Current and Maximum Charge:      $90
  .   Check preparation charge/(5)/                   Maximum Charge:                  $85
                                                      Current Charge:                  $0
  .   Charge for third party transfer or
      exchange/(5)/                                   Maximum Charge:                  $125
                                                      Current Charge:                  $65/(6)/
  .   Duplicate contract charge                       Current and Maximum Charge:      $35/(6)/
  .   Duplicate Annual and/or Quarterly
      State- ment of Account or Annual Payout         Maximum Charge:                  $35
      State- ment charge                              Current Charge:                  $0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------
Current and Maximum annual Contract Maintenance Fee/(7)(8)/

   If your account value on your contract date anniversary                  $50
   is less than $50,000

   If your account value on your contract date anniversary                  $0
   is $50,000 or higher
------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES/(10)/:                        INVESTMENT   INVESTMENT     INVESTMENT
                                                               EDGE(R)      EDGE(R) SELECT EDGE(R) ADV
                                                               ------------ -----------    -----------
Operations                                                     0.70%        0.75%          0.20%
Administrative                                                 0.30%        0.30%          0.10%
Distribution                                                   0.10%        0.20%          0.00%
                                                               -----        -----          -----
Total Separate account annual expenses ("Contract fee")        1.10%/(11)/  1.25%/(11)/    0.30%
------------------------------------------------------------------------------------------------------

ANNUAL FUND FACILITATION FEE/(12)/:    Maximum charge:     0.70%

                                       Current charge:     0.00%
------------------------------------------------------------------

                                   FEE TABLE

--------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF
YOU FUND THE FOLLOWING OPTIONAL BENEFIT
--------------------------------------------------------
PROTECTED PREMIUM DEATH BENEFIT CHARGE
(calculated daily as a percentage of your Net Amount at
Risk./(13)/ Deducted annually on each contract date
anniversary for which the benefit is in effect./(14)/)

---------------------------------------------------------------
               CURRENT  MAXIMUM               CURRENT  MAXIMUM
               ANNUAL   ANNUAL                ANNUAL   ANNUAL
 AGE/(15)/     CHARGE   CHARGE    AGE/(15)/   CHARGE   CHARGE
---------------------------------------------------------------
(less or =)65  0.6%     1.2%     89           12.0%    24.0%
---------------------------------------------------------------
66-70          1.2%     2.4%     90           13.5%    27.0%
---------------------------------------------------------------
71-75          1.8%     3.6%     91           14.5%    29.0%
---------------------------------------------------------------
76-80          3.6%     7.2%     92           16.0%    32.0%
---------------------------------------------------------------
81-85          7.2%     14.4%    93           17.0%    34.0%
---------------------------------------------------------------
86             9.0%     18.0%    94           18.5%    37.0%
---------------------------------------------------------------
87             10.0%    20.0%    95           20.0%    40.0%
---------------------------------------------------------------
88             11.0%    22.0%
---------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS/(9)/
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that
are deducted from Portfolio assets including management
fees, 12b-1 fees, service fees, and/or other                 Lowest Highest
expenses)/(/*/)/                                             0.58%  4.46%
---------------------------------------------------------------------------



(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of the Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect   Lowest Highest
of Expense Limitation Arrangements/(16)/                     0.58%  2.02%
---------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

Notes:

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:


   The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal or surrender your contract to receive its cash value. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1".


               Surrender                 Surrender
Contract Year   Charge    Contract Year   Charge
1............. 6.00%      4............. 4.00%
2............. 6.00%      5............. 3.00%
3............. 5.00%      6+............ 0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time, with or without notice.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

                                   FEE TABLE

(7)Beginning with your first contract date anniversary, we will deduct this charge on any contract date anniversary on which your account value is less than $50,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge. This charge will no longer apply to NQ contracts following election of an Income Edge payment program, even if your account value falls below $50,000.

(8)This charge does not apply to Investment Edge(R) ADV contracts.

(9)Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(10)The separate account annual expenses compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.


(11)Investment Edge(R) and Investment Edge(R) Select contract owners only: You may be eligible for a reduction in the Contract fee. See "Breakpoint Credit" in "Contract features and benefits" for more information.


(12)This fee DOES NOT APPLY to any variable investment options that we currently offer.

(13)On each day of your contract, your NAR is equal to (A) minus (B), where (A) equals your Protected premium death benefit base; and (B) equals your account value on that day. Your NAR can never be less than zero. For more information, see "Protected premium death benefit charge" in "Charges and expenses" later in this Prospectus.

(14)If on any date other than the contract date anniversary your contract is surrendered or annuitized, an Income Edge payment program is elected and becomes effective, a death benefit is paid, or the Protected Premium death benefit is otherwise terminated, we will deduct the cumulative accrued charge for that year from your account value.

(15)Age at issue, and subsequently, as of your most recent contract date anniversary. For jointly owned contracts, the charge is based on the age of the older joint owner. The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table.

(16)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. These examples use an average Contract Maintenance Fee based on anticipated sales and contract sizes, which results in an estimated administrative charge of 0.05% of contract value.

The Contract Maintenance Fee and any applicable withdrawal charge do apply to the amounts allocated to the dollar cost averaging program (as available).

These examples assume that you invest $10,000 in the contract for the time periods indicated and elect the Protected premium death benefit, that your investment has a 5% return each year, and that on each valuation day your account value increases to reflect this assumed growth rate. Based on these assumptions, your account value is always greater than the Protected premium death benefit base, so your Net Amount at Risk (as described in "Protected premium death benefit charge" in the "Charges and expenses" section later in the Prospectus) never results in a charge for the Protected premium death benefit. For an example of how the Protected premium death benefit charge is calculated when your Net Amount at Risk is positive, see Appendix VII.

These examples also assume separate account annual expenses and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                        INVESTMENT EDGE(R)
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,189 $2,251  $3,192   $5,658   $589  $1,751  $2,892   $5,658
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  782 $1,062  $1,267   $2,099   $182  $  562  $  967   $2,099
---------------------------------------------------------------------------------------------------


                                    INVESTMENT EDGE(R) SELECT
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $605  $1,795  $2,960   $5,769   $605  $1,795  $2,960   $5,769
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $197  $  610  $1,048   $2,265   $197  $  610  $1,048   $2,265
---------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                      INVESTMENT EDGE(R) ADV
---------------------------------------------------------------------------------------------------
                                         IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER YOUR
                                      CONTRACT AT THE END OF THE      CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD          APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $505  $1,514  $2,522   $5,037   $505  $1,514  $2,522   $5,037
---------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $ 98  $  305  $  529   $1,173   $ 98  $  305  $  529   $1,173
---------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix II summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and rules for contributions are based on the age of the older of the original owner and annuitant.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum total of all contributions under all Investment Edge(R) series contracts with the same owner or annuitant would then total more than $1,500,000 or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix III later in this Prospectus.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CERTAIN CONTRACT FEATURES.
THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE (IF APPLICABLE). THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS A NON-NATURAL PERSON SUCH AS A COMPANY OR TRUST, THE ANNUITANT (OR THE OLDER OF TWO JOINT ANNUITANTS, IF APPLICABLE) IS THE MEASURING LIFE FOR DETERMINING CERTAIN CONTRACT FEATURES.
--------------------------------------------------------------------------------

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts a joint annuitant may also be named, but the joint annuitants must be spouses. In addition, special rules regarding joint owners and annuitants apply in connection with election of an Income Edge payment program. See "Income Edge Payment Program" in "Accessing your money" later in this Prospectus.

Under Inherited NQ contracts, the owner and annuitant must be the same individual. You must own an Inherited NQ contract in your capacity as the beneficiary of a deceased owner's nonqualified deferred annuity contract issued by another insurance company. See "Inherited NQ beneficiary payment contract" later in this section for Inherited NQ (including Income Edge Beneficiary Advantage) requirements.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary and must be age 85 or younger. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Spousal continuation is discussed in the "Payment of death benefit" section.

Investment Edge(R) Select and Investment Edge(R) ADV contracts are not available for purchase by non-natural owners. In addition, Investment Edge(R) Select contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix IV at the end of this Prospectus for more information regarding QP contracts.

Certain features of your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these features will be based on the age of the annuitant or the older of two joint annuitants, if applicable. Under QP contracts, all features are based on the age of the annuitant. If the contract is jointly owned, these features will be based on the older of the two owners. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We

                        CONTRACT FEATURES AND BENEFITS
may also apply contributions made pursuant to an exchange intended to be a
Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For NQ contracts, special rules regarding contributions via Section 1035 exchanges apply to election of an Income Edge payment program, and special rules regarding contributions apply once Income Edge is in effect. See "Income Edge Payment Program" in "Accessing your money" later in this Prospectus. For Inherited NQ contracts, contributions must be made via one or more Section 1035 exchanges. See "Inherited NQ beneficiary payout contract" later in this section.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------

OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NYSE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."

--------------------------------------------------------------------------------

CONTRIBUTIONS TO AN INVESTMENT EDGE(R) SELECT CONTRACT ISSUED UNDER AN EXCHANGE PROGRAM


For information about funding an Investment Edge(R) Select contract issued under an exchange program from a Prior Contract, see "Exchange Program" earlier in this Prospectus in "Investment Edge(R) Series at a glance -- key features". You will remain invested in your Prior Contract while AXA Advisors ensures your application is complete and that suitability standards are met. Upon successful completion of this review, AXA Advisors will transmit your application to us, so that we can consider your application for processing.


If your application is in good order when we receive it for application processing purposes, your Prior Contract will be exchanged for an Investment Edge(R) Select contract at the price calculated at the close of that business day (or at the price calculated at the close of the next business day if we receive your application on a nonbusiness day). If any information we require to issue your contract is missing or unclear, you will remain invested in your Prior Contract while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then cancel your exchange request unless you, or your financial professional acting on your behalf, specifically direct us to keep your exchange request until we receive the required information. If we have not received the information we require within 30 days, we will cancel your exchange request. Your Prior Contract will be exchanged for an Investment Edge(R) Select contract as of the price calculated at the close of the business day we receive the missing information. Although we require an application from you, we will import data that we have in our records regarding the Prior Contract in issuing this contract. If there is a conflict between the data that we have in our records regarding the Prior Contract and the information on your application, we will not consider the application in good order as discussed above. For more information on Prior Contracts, see "Exchange Program" in "Investment Edge(R) Series at a glance -- key features" earlier in this Prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The contract provides the variable investment options available for investing. This section lists each of the variable investment options. The next section, "Allocating your contributions," discusses dollar cost averaging in general.

                        CONTRACT FEATURES AND BENEFITS

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options, to add variable investment options and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF THE GUARANTEED BENEFIT. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a

                        CONTRACT FEATURES AND BENEFITS

"(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-----------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT
 AXA PREMIER VIP                                                             ADVISER (AND
 TRUST PORTFOLIO                                                             SUB-ADVISER(S), AS     VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B     Seeks long-term capital appreciation and   .   AXA Equitable
  AGGRESSIVE GROWTH               current income, with a greater emphasis        Funds Management
                                  on capital appreciation.                       Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B     Seeks a high level of current income.      .   AXA Equitable
  CONSERVATIVE                                                                   Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ GROWTH    Class B     Seeks long-term capital appreciation and   .   AXA Equitable
                                  current income.                                Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE  Class B     Seeks long-term capital appreciation and   .   AXA Equitable
                                  current income, with a greater emphasis        Funds Management
                                  on current income.                             Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/           Class B     Seeks long-term capital appreciation and   .   AXA Equitable
  MODERATE GROWTH                 current income, with a greater emphasis        Funds Management
                                  on current income.                             Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  CAP GROWTH/(+)/                 capital.                                       Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL     Class B     Seeks to achieve long-term growth of       .   AXA Equitable
  CAP VALUE                       capital.                                       Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE         Class B     Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION/*(1)/                appreciation.                                  Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/MODERATE           Class B     Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION/*(2)/                appreciation and current income.               Funds Management
                                                                                 Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS      Class B     Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  ALLOCATION/*(3)/                appreciation and current income, with a        Funds Management
                                  greater emphasis on capital appreciation.      Group, LLC
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT
 EQ ADVISORS                                                                    ADVISER (AND
 TRUST PORTFOLIO                                                                SUB-ADVISER(S), AS         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                     APPLICABLE)                MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
1290 VT CONVERTIBLE   Class IB    Seeks a high level of total return.           .   AXA Equitable
  SECURITIES                                                                        Funds Management
                                                                                    Group, LLC
                                                                                .   Palisade
                                                                                    Capital Management,
                                                                                    L.L.C.
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Class IB    Seeks to achieve total return from long-term  .   AXA Equitable
  DYNAMIC                         capital appreciation and income.                  Funds Management
  ALLOCATION/(++)/                                                                  Group, LLC
                                                                                .   DoubleLine
                                                                                    Capital LP
----------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Class IB    Seeks to maximize current income and total    .   AXA Equitable
  DYNAMIC                         return.                                           Funds Management
  OPPORTUNISTIC BOND                                                                Group, LLC
                                                                                .   DoubleLine
                                                                                    Capital LP
----------------------------------------------------------------------------------------------------------------------
1290 VT ENERGY        Class IB    Seeks long-term capital appreciation.         .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Class IB    Seeks a combination of growth and income      .   AXA Equitable
  INCOME                          to achieve an above-average and consistent        Funds Management
                                  total return.                                     Group, LLC
                                                                                .   Barrow, Hanley,
                                                                                    Mewhinney &
                                                                                    Strauss LCC
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO         Class IB    Seeks to achieve capital appreciation.        .   AXA Equitable
  MERGERS &                                                                         Funds Management
  ACQUISITIONS                                                                      Group, LLC
                                                                                .   GAMCO Asset
                                                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Class IB    Seeks to maximize capital appreciation.       .   AXA Equitable
  COMPANY VALUE                                                                     Funds Management
                                                                                    Group, LLC
                                                                                .   GAMCO Asset
                                                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Class IB    Seeks to maximize current income.             .   AXA Equitable
  BOND                                                                              Funds Management
                                                                                    Group, LLC
                                                                                .   AXA Investment
                                                                                    Managers, Inc.
                                                                                .   Post Advisory
                                                                                    Group, LLP
----------------------------------------------------------------------------------------------------------------------
1290 VT LOW           Class IB    Seeks long-term capital appreciation with     .   AXA Equitable
  VOLATILITY GLOBAL               lower absolute volatility than the broad          Funds Management
  EQUITY                          equity markets.                                   Group, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT MICRO         Class IB    Seeks to achieve long-term growth of          .   AXA Equitable
  CAP/(++)/                       capital.                                          Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Lord, Abbett &
                                                                                    Co. LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT               Class IB    Seeks long-term growth of capital.            .   AXA Equitable
  MULTI-ALTERNATIVE                                                                 Funds Management
  STRATEGIES/(++)/                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT NATUAL        Class IB    Seeks to achieve long-term growth of          .   AXA Equitable
  RESOURCES                       capital.                                          Funds Management
                                                                                    Group, LLC
                                                                                .   AllianceBernstein
                                                                                    L.P.
----------------------------------------------------------------------------------------------------------------------
1290 VT REAL ESTATE   Class IB    Seeks to provide long-term capital            .   AllianceBernstein
                                  appreciation and current income.                  L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP     Class IB    Seeks to achieve long-term growth of          .   AXA Equitable
  VALUE/(++)/                     capital.                                          Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Horizon Asset
                                                                                    Management LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA     Class IB    Seeks to achieve long-term capital            .   AXA Equitable
  EQUITY                          appreciation.                                     Funds Management
                                                                                    Group, LLC
                                                                                .   AXA Rosenberg
                                                                                    Investment
                                                                                    Management, LLC
----------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Class IB    Seeks to achieve long-term capital            .   AXA Equitable
  RESPONSIBLE                     appreciation.                                     Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment Management,
                                                                                    LLC
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT
 EQ ADVISORS                                                                      ADVISER (AND
 TRUST PORTFOLIO                                                                  SUB-ADVISER(S), AS     VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                       APPLICABLE)            MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital appreciation and        .   AXA Equitable
  GROWTH-ALT 20                   current income.                                     Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC         Class IB    Seeks to achieve total return from long-        .   AllianceBernstein    (delta)
  MODERATE                        term growth of capital and income.                  L.P.
  GROWTH/*(4)/                                                                    .   AXA Equitable
                                                                                      Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AB SHORT           Class IB    Seeks to achieve a balance of current           .   AllianceBernstein
  DURATION                        income and capital appreciation, consistent         L.P.
  GOVERNMENT                      with a prudent level of risk.                   .   AXA Equitable
  BOND/*(5)/                                                                          Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP       Class IB    Seeks to achieve long-term growth of            .   AllianceBernstein
  GROWTH/*(6)/                    capital.                                            L.P.
                                                                                  .   AXA Equitable
                                                                                      Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY   Class IB    Seeks to achieve long-term capital growth.      .   American Century
  MID CAP VALUE                   Income is a secondary objective.                    Investment
                                                                                      Management, Inc.
                                                                                  .   AXA Equitable
                                                                                      Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Class IB    Seeks to achieve capital appreciation and       .   AXA Equitable
  VALUE EQUITY                    secondarily, income.                                Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Class IB    Seeks to achieve long-term capital growth.      .   AXA Equitable
  LARGE CAP                                                                           Funds Management
  GROWTH/(++)*(7)/                                                                    Group, LLC
                                                                                  .   ClearBridge
                                                                                      Investments, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Class IB    Seeks to achieve capital appreciation,          .   AXA Equitable      (check mark)
  SELECT EQUITY                   which may occasionally be short-term, with          Funds Management
  MANAGED                         an emphasis on risk adjusted returns and            Group, LLC
  VOLATILITY/(++)/                managing volatility in the Portfolio.           .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   ClearBridge
                                                                                      Investments, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Class IB    Seeks to achieve a total return before          .   AllianceBernstein
  INDEX                           expenses that approximates the total return         L.P.
                                  performance of the Russell 3000(R) Index,       .   AXA Equitable
                                  including reinvestment of dividends, at a           Funds Management
                                  risk level consistent with that of the Russell      Group, LLC
                                  3000(R) Index.
----------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Class IB    Seeks to achieve a total return before          .   AXA Equitable
                                  expenses that approximates the total return         Funds Management
                                  performance of the Bloomberg Barclays               Group, LLC
                                  U.S. Intermediate Government/Credit Bond        .   SSgA Funds
                                  Index, including reinvestment of dividends,         Management, Inc.
                                  at a risk level consistent with that of the
                                  Bloomberg Barclays U.S. Intermediate
                                  Government/Credit Bond Index.
----------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term growth of            .   AllianceBernstein
  EQUITY PLUS                     capital.                                            L.P.
                                                                                  .   AXA Equitable
                                                                                      Funds Management
                                                                                      Group, LLC
                                                                                  .   ERNEST Partners,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IB    Seeks to achieve a total return before          .   AllianceBernstein
                                  expenses that approximates the total return         L.P.
                                  performance of the Standard & Poor's 500        .   AXA Equitable
                                  Composite Stock Index, including                    Funds Management
                                  reinvestment of dividends, at a risk level          Group, LLC
                                  consistent with that of the Standard &
                                  Poor's 500 Composite Stock Index.
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT
 EQ ADVISORS                                                                   ADVISER (AND
 TRUST PORTFOLIO                                                               SUB-ADVISER(S), AS         VOLATILITY
 NAME                 SHARE CLASS  OBJECTIVE                                   APPLICABLE)                MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY            Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  INSTITUTIONAL                    appreciation.                                   Funds Management
  AM(R) LARGE CAP                                                                  Group, LLC
                                                                               .   FIAM LLC
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN RISING     Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  DIVIDENDS                        appreciation. Preservation of capital,          Funds Management
                                   while not a goal, is also an important          Group, LLC
                                   consideration.                              .   Franklin
                                                                                   Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IB    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total            Funds Management
                                   return performance of the Bloomberg             Group, LLC
                                   Barclays U.S. Intermediate Government       .   SSgA Funds
                                   Bond Index, including reinvestment of           Management, Inc.
                                   dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to achieve a total return (before     .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total           L.P.
                                   return performance of a composite index     .   AXA Equitable
                                   comprised of 40% DJ Euro STOXX 50               Funds Management
                                   Index, 25% FTSE 100 Index, 25% TOPIX            Group, LLC
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL      Class IB    Seeks to achieve total return through       .   AXA Equitable
  REAL ESTATE                      growth of capital and current income.           Funds Management
                                                                                   Group, LLC
                                                                               .   Invesco Advisers,
                                                                                   Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO             Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  INTERNATIONAL                    capital.                                        Funds Management
  GROWTH                                                                           Group, LLC
                                                                               .   Invesco Advisers,
                                                                                   Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY          Class IB    Seeks to provide capital growth and         .   AXA Equitable
                                   appreciation.                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Ivy Investment
                                                                                   Management Company
---------------------------------------------------------------------------------------------------------------------
EQ/IVY SCIENCE AND     Class IB    Seeks to provide growth of capital.         .   AXA Equitable
  TECHNOLOGY                                                                       Funds Management
                                                                                   Group, LLC
                                                                               .   Ivy Investment
                                                                                   Management Company
---------------------------------------------------------------------------------------------------------------------
EQ/JANUS               Class IB    Seeks to achieve capital growth.            .   AXA Equitable
  ENTERPRISE/*(8)/                                                                 Funds Management
                                                                                   Group, LLC
                                                                               .   Janus Capital
                                                                                   Management LLC
---------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  OPPORTUNITIES/(++)/              appreciation.                                   Funds Management
                                                                                   Group, LLC
                                                                               .   J.P. Morgan
                                                                                   Investment Management,
                                                                                   Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)   .   AXA Equitable
                                   Growth Index, including reinvestment of         Funds Management
                                   dividends at a risk level consistent with       Group, LLC
                                   the Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT
 EQ ADVISORS                                                                   ADVISER (AND
 TRUST PORTFOLIO                                                               SUB-ADVISER(S), AS     VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IB    Seeks to achieve a total return before       .   AllianceBernstein
  INDEX                           expenses that approximates the total return      L.P.
                                  performance of the Russell 1000(R) Value     .   AXA Equitable
                                  Index, including reinvestment of dividends,      Funds Management
                                  at a risk level consistent with that of the      Group, LLC
                                  Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  MARKETS EQUITY                  appreciation.                                    Funds Management
                                                                                   Group, LLC
                                                                               .   Lazard Asset
                                                                                   Management LLC
-----------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Class IB    Seeks to achieve capital appreciation.       .   AXA Equitable
  GROWTH/*(9)/                                                                     Funds Management
                                                                                   Group, LLC
                                                                               .   Loomis, Sayles &
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.       .   AXA Equitable
  INTERNATIONAL                                                                    Funds Management
  GROWTH                                                                           Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.       .   AXA Equitable
  INTERNATIONAL                                                                    Funds Management
  VALUE                                                                            Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                Class IB    Seeks to achieve capital appreciation.       .   AXA Equitable
  TECHNOLOGY/(++)/                                                                 Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES      Class IB    Seeks to achieve total return.               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IB    Seeks to achieve a total return before       .   AllianceBernstein
                                  expenses that approximates the total             L.P.
                                  return performance of the Standard &         .   AXA Equitable
                                  Poor's MidCap 400(R) Index, including            Funds Management
                                  reinvestment of dividends, at a risk             Group, LLC
                                  level consistent with that of the
                                  Standard & Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY              Class IB    Seeks to obtain a high level of current      .   AXA Equitable
  MARKET/(+++)/                   income, preserve its assets and                  Funds Management
                                  maintain liquidity.                              Group, LLC
                                                                               .   The Dreyfus
                                                                                   Corporation
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IB    Seeks to achieve capital appreciation.       .   AXA Equitable
  GLOBAL                                                                           Funds Management
                                                                                   Group, LLC
                                                                               .   OppenheimerFunds,
                                                                                   Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT
 EQ ADVISORS                                                                   ADVISER (AND
 TRUST PORTFOLIO                                                               SUB-ADVISER(S), AS        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    APPLICABLE)               MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real                .   AXA Equitable
  REAL RETURN                     return, consistent with preservation of          Funds Management
                                  capital and prudent investment                   Group, LLC
                                  management.                                  .   Pacific
                                                                                   Investment Management
                                                                                   Company LLC
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO TOTAL        Class IB    Seeks to achieve maximum total return,       .   AXA Equitable
  RETURN                          consistent with preservation of capital and      Funds Management
                                  prudent investment management.                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IB    Seeks to generate a return in excess         .   AXA Equitable
  SHORT BOND                      of traditional money market products             Funds Management
                                  while maintaining an emphasis on                 Group, LLC
                                  preservation of capital and liquidity.       .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IB    Seeks to replicate as closely as             .   AllianceBernstein
  INDEX                           possible (before expenses) the total             L.P.
                                  return of the Russell 2000(R) Index.         .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  GROWTH STOCK                    appreciation and secondarily, income.            Funds Management
                                                                                   Group, LLC
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  HEALTH SCIENCES                 appreciation.                                    Funds Management
                                                                                   Group, LLC
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Class IB    Seeks to achieve long-term capital growth    .   AXA Equitable         (check mark)
  EQUITY MANAGED                  with an emphasis on risk adjusted returns        Funds Management
  VOLATILITY/*(10)/               and managing volatility in the Portfolio.        Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Templeton
                                                                                   Global Advisors
                                                                                   Limited
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class IB    Seeks to achieve long-term                   .   AllianceBernstein
  TECHNOLOGY                      growth of capital.                               L.P.
                                                                               .   Allianz Global
                                                                                   Investors U.S. LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP


-------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE
 FUNDS (INVESCO
 VARIABLE
 INSURANCE FUNDS) -
 SERIES                                                                              INVESTMENT ADVISER (AND
 II PORTFOLIO NAME   OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is total return with a low to   .   Invesco Advisers, Inc.
  BALANCED-RISK      moderate correlation to traditional financial marked indicies.
  ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HEALTH  The fund's investment objective is long-term growth of          .   Invesco Advisers, Inc.
  CARE FUND          capital.
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised of   .   Invesco Advisers, Inc.
  YIELD FUND         current income and capital appreciation.                        .   Sub-Adviser: Invesco
                                                                                         Canada Ltd.
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of          .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
 AB
 VARIABLE PRODUCT
 SERIES FUND, INC.
 - CLASS B                                                                        INVESTMENT ADVISER (AND
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL        The Portfolio's investment objective is long-term growth of  .   AllianceBernstein L.P.
  THEMATIC GROWTH    capital.
  PORTFOLIO
----------------------------------------------------------------------------------------------------------------
AB VPS GROWTH AND    The Portfolio's investment objective is long-term growth of  .   AllianceBernstein L.P.
  INCOME PORTFOLIO   capital.
----------------------------------------------------------------------------------------------------------------
AB VPS SMALL/MID     The Portfolio's investment objective is long-term growth     .   AllianceBernstein L.P.
  CAP VALUE          of capital.
  PORTFOLIO


------------------------------------------------------------------------------------------------------------
 ALPS
 VARIABLE INVESTMENT
 TRUST - CLASS III
 SHARES PORTFOLIO                                                             INVESTMENT ADVISER (AND
 NAME                 OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
ALPS | RED ROCKS      Is to seek to maximize total return, which consists of  .   ALPS Advisors, Inc./Red
  LISTED PRIVATE      appreciation on its investments and a variable income       Rocks Capital LLC
  EQUITY PORTFOLIO    stream.


--------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS
 II, INC. - CLASS
 II
 SHARES PORTFOLIO                                                               INVESTMENT ADVISER (AND
 NAME                 OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP   The fund pursues long-term total return using a strategy  .   American Century
  INFLATION           that seeks to protect against U.S. inflation.                 Investment Management,
  PROTECTION FUND                                                                   Inc.


-----------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 - CLASS 4
 SHARES PORTFOLIO                                                                  INVESTMENT ADVISER (AND
 NAME                 OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION      The fund's investment objective is to provide high total     .   Capital Research and
  FUND                return (including income and capital gains) consistent with      Management Company
                      preservation of capital over the long term.
-----------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND    The fund's investment objective is to provide long-term      .   Capital Research and
                      growth of capital                                                Management Company
-----------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide long-term      .   Capital Research and
  CAPITALIZATION      growth of capital.                                               Management Company
  FUND
-----------------------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND    The fund's investment objectives are to achieve long-term    .   Capital Research and
                      growth of capital and income.                                    Management Company
-----------------------------------------------------------------------------------------------------------------
INTERNATIONAL         The fund's investment objective is to provide long-term      .   Capital Research and
  GROWTH AND INCOME   growth of capital while providing current income.                Management Company
  FUND
-----------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital         .   Capital Research and
                      appreciation.                                                    Management Company


-------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES FUNDS, INC.
 -
 CLASS III PORTFOLIO                                         INVESTMENT ADVISER (AND
 NAME                 OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------
BLACKROCK GLOBAL      To seek high total investment return.  .   Adviser: BlackRock
  ALLOCATION V.I.                                                Advisors, LLC
  FUND


-----------------------------------------------------------------------------------------------------------
 DELAWARE VIP(R)
 TRUST - SERVICE
 CLASS PORTFOLIO                                                             INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks maximum long-term total return, consistent with   .   Delaware
  DIVERSIFIED        reasonable risk.                                            Management Company
  INCOME SERIES
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks long-term capital appreciation.                   .   Delaware
  EMERGING MARKETS                                                               Management Company
  SERIES
-----------------------------------------------------------------------------------------------------------
DELAWARE VIP(R)      Seeks maximum total return, consistent with reasonable  .   Delaware
  LIMITED-TERM       risk.                                                       Management Company
  DIVERSIFIED
  INCOME SERIES


-----------------------------------------------------------------------------------------------
 EATON VANCE
 VARIABLE
 TRUST PORTFOLIO                                                 INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------
EATON VANCE VT       To provide a high level of current income.  .   Eaton Vance Management
  FLOATING-RATE
  INCOME FUND


------------------------------------------------------------------------------------------------------------------
 FEDERATED
 INSURANCE SERIES
 - SERVICE
 SHARES PORTFOLIO                                                                   INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                      SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH       Seeking high current income by investing primarily in a        .   Federated
  INCOME BOND        professionally managed, diversified portfolio of fixed-income      Investment Management
  FUND II            securities.                                                        Company
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 FEDERATED
 INSURANCE SERIES
 - SERVICE
 SHARES PORTFOLIO                                                              INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN   Seeking capital appreciation by investing principally in  .   Federated Equity
  FUND II            common stocks.                                                Management Company of
                                                                                   Pennsylvania
                                                                               .   Sub-Adviser: Federated
                                                                                   Global Investment
                                                                                   Management Corporation


------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE
 CLASS 2 PORTFOLIO                                                            INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                       .   Fidelity Management &
  CAP PORTFOLIO                                                                   Research Company (FMR)
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also  .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                   Research Company (FMR)
  PORTFOLIO


---------------------------------------------------------------------------------------------------------------
 FIRST TRUST
 VARIABLE INSURANCE
 TRUST PORTFOLIO                                                                 INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among dividend- .   First Trust Advisors, L.P.
  JONES DIVIDEND &   paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI    Seeks to maximize current income, with a secondary          .   First Trust Advisors, L.P.
  INCOME ALLOCATION  objective of capital appreciation.
  PORTFOLIO


-----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                                 INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                     SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FRANKLIN ALLOCATION  Seeks capital appreciation, with income as a secondary goal.  .   Franklin Advisers, Inc.
  VIP FUND/*(11)/
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP  Seeks to maximize income while maintain prospects for         .   Franklin Advisers, Inc.
  FUND               capital appreciation.
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      Seeks capital appreciation. Its secondary goal is income.     .   Franklin Mutual Advisers,
  SHARES VIP FUND                                                                      LLC
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation       .   Franklin Advisers, Inc.
  BOND VIP FUND      of capital. Capital appreciation is a secondary
                     consideration.


-----------------------------------------------------------------------------------------------------------
 GUGGENHEIM
 VARIABLE
 TRUST PORTFOLIO                                                             INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       The Fund seeks to generate positive total returns over  .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                       which operates under the
  FUTURES STRATEGY                                                               name Guggenheim
  FUND                                                                           Investments.


-----------------------------------------------------------------------------------------
 HARTFORT HLS FUNDS
 - CLASS IC
 SHARES PORTFOLIO                                          INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL     The Fund seeks growth of capital.     .   Hartford Funds
  APPRECIATION                                                 Management Company, LLC
  HLS FUND/(+)/                                            .   Sub-Adviser: Wellington
                                                               Management Company LLP
-----------------------------------------------------------------------------------------
HARTFORD GROWTH      The Fund seeks capital appreciation.  .   Hartford Funds
  OPPORTUNITIES HLS                                            Management Company, LLC
  FUND                                                     .   Sub-Adviser: Wellington
                                                               Management Company LLP


------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE PORTFOLIOS PORTFOLIO                                         INVESTMENT ADVISER (AND
 NAME                            OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------
IVY VIP ASSET                    To seek to provide total return.       .   Ivy Investment
  STRATEGY/(+)/                                                             Management Company (IICO)
------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP                To seek to provide growth of capital.  .   Ivy Investment
  GROWTH/(+)/                                                               Management Company (IICO)
------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES
 - SERVICE
 SHARES PORTFOLIO                                                                  INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                     SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
JANUS HENDERSON      Seeks long-term capital growth, consistent with preservation  .   Janus Capital Management
  BALANCED PORTFOLIO of capital and balanced by current income.                        LLC
-----------------------------------------------------------------------------------------------------------------
JANUS HENDERSON      Seeks to obtain maximum total return, consistent with         .   Janus Capital Management
  FLEXIBLE BOND      preservation of capital.                                          LLC
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
JANUS HENDERSON      Seeks capital appreciation.                                   .   Janus Capital Management
  U.S. LOW                                                                             LLC
  VOLATILITY                                                                       .   Sub-Adviser: Intech
  PORTFOLIO                                                                            Investment Management LLC


-------------------------------------------------------------------------------------------------------------
 JPMORGAN INSURANCE
 TRUST - CLASS 2
 SHARES PORTFOLIO                                                              INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE   The Portfolio seeks to maximize long-term total return.   .   J.P. Morgan
  TRUST GLOBAL                                                                     Investment Management Inc.
  ALLOCATION
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE   The Portfolio seeks to maximize income while maintaining  .   J.P. Morgan
  TRUST INCOME       prospects for capital appreciation.                           Investment Management Inc.
  BUILDER PORTFOLIO


---------------------------------------------------------------------------------------------------------------
 LEGG MASON
 PARTNERS VARIABLE
 EQUITY TRUST
 - SHARE
 CLASS II PORTFOLIO                                                              INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks capital appreciation.                                 .   Legg Mason Partners Fund
  VARIABLE                                                                           Advisor, LLC (Investment
  AGGRESSIVE GROWTH                                                                  Manager)
  PORTFOLIO                                                                      .   Sub-Adviser: ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------
CLEARBRIDGE          Seeks dividend income, growth of dividend income and long-  .   Legg Mason Partners Fund
  VARIABLE DIVIDEND  term capital appreciation.                                      Advisor, LLC (Investment
  STRATEGY PORTFOLIO                                                                 Manager)
                                                                                 .   Sub-Adviser: ClearBridge
                                                                                     Investments, LLC
---------------------------------------------------------------------------------------------------------------
QS LEGG MASON        The fund seeks the highest total return (that is, a         .   Legg Mason Partners Fund
  DYNAMIC MULTI-     combination of income and long-term capital                     Advisor, LLC (Investment
  STRATEGY VIT       appreciation) over time consistent with its asset mix. The      Manager)
  PORTFOLIO          fund will seek to reduce volatility as a secondary          .   Sub-Adviser: QS
                     objective.                                                      Investors, LLC and
                                                                                     Western Asset Management
                                                                                     Company


------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. - CLASS
 VC                                                                           INVESTMENT ADVISER (AND
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current  .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.


-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE CLASS                                                         INVESTMENT ADVISER (AND
 PORTFOLIO NAME      OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH      The fund's investment objective is to seek capital  .   Massachusetts Financial
  SERIES             appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES  The fund's investment objective is to seek capital  .   Massachusetts Financial
                     appreciation.                                           Services Company


----------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN
 ADVISERS
 MANAGEMENT TRUST - S
 CLASS SHARES PORTFOLIO                                                           INVESTMENT ADVISER (AND
 NAME                    OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN         The fund seeks long-term growth of capital by investing  .   Neuberger Berman
  INTERNATIONAL          primarily in common stocks of foreign companies.             Investment Advisers LLC
  EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN         The fund seeks long-term growth of capital and income    .   Neuberger Berman
  U.S. EQUITY INDEX      generation.                                                  Investment Advisers LLC
  PUTWRITE STRATEGY
  PORTFOLIO
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS
 VARIABLE
 TRUST PORTFOLIO                                                                INVESTMENT ADVISER (AND
 NAME                  OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
7TWELVE/TM/            The Portfolio seeks to provide superior volatility risk- .   7Twelve Advisors, LLC
  BALANCED             adjusted returns when compared to the bond and equity
  PORTFOLIO/(+)(++++)/ markets in general.


-------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADMINISTRATIVE
 CLASS PORTFOLIO                                                               INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL BOND    Seeks maximum total return, consistent with preservation  .   Pacific Investment
  OPPORTUNITIES      of capital and prudent investment management.                 Management Company LLC
  PORTFOLIO
  (UNHEDGED)


-----------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR
 CLASS PORTFOLIO                                                                         INVESTMENT ADVISER (AND
 NAME                    OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent               .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                              Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation of     .   Pacific Investment
  MARKETS BOND           capital and prudent investment management.                          Management Company LLC
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO GLOBAL             The Portfolio seeks total return which exceeds that of a blend  .   Pacific Investment
  MULTI-ASSET            of 60% MSCI World Index/40% Bloomberg Barclays U.S.                 Management Company LLC
  MANAGED                Aggregate Index.
  ALLOCATION
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
PIMCO INCOME             The Portfolio's primary investment objective is to              .   Pacific Investment
  PORTFOLIO/(++)/        maximize current income. Long-term capital appreciation             Management Company LLC
                         is a secondary objective.


------------------------------------------------------------------------------------------------------------------
 PUTNAM VARIABLE
 TRUST - IB SHARE
 CLASS PORTFOLIO PORTFOLIO                                                          INVESTMENT ADVISER (AND
 NAME                       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
PUTNAM VT                   Seeks as high a level of current income as Putnam       .   Putnam
  DIVERSIFIED               Investment Management, LLC believes is consistent with      Investment Management, LLC
  INCOME FUND               preservation of capital.                                .   Sub-Adviser:
                                                                                        Putnam Investments Limited
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL            Seeks long-term return consistent with preservation of  .   Putnam
  ASSET ALLOCATION          capital.                                                    Investment Management, LLC
  FUND                                                                              .   Sub-Adviser:
                                                                                        Putnam Investments Limited
                                                                                    .   Sub-Adviser: The
                                                                                        Putnam Advisory Company,
                                                                                        LLC
------------------------------------------------------------------------------------------------------------------
PUTNAM VT                   Seeks positive total return.                            .   Putnam
  MULTI-ASSET                                                                           Investment Management, LLC
  ABSOLUTE RETURN                                                                   .   Sub-Adviser:
  FUND                                                                                  Putnam Investments Limited
                                                                                    .   Sub-Adviser: The
                                                                                        Putnam Advisory Company,
                                                                                        LLC
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH          Seeks capital appreciation.                             .   Putnam
  FUND                                                                                  Investment Management, LLC
                                                                                    .   Sub-Adviser:
                                                                                        Putnam Investments Limited
                                                                                    .   Sub-Adviser: The
                                                                                        Putnam Advisory Company,
                                                                                        LLC


------------------------------------------------------------------------------------------------------------
 SEI INSURANCE
 PRODUCT
 TRUST PORTFOLIO                                                              INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
SEI VP BALANCED      Capital appreciation while maintaining broad equity and  .   SEI Investments
  STRATEGY FUND/(+)/ fixed income market participation.                           Management Corporation
------------------------------------------------------------------------------------------------------------
SEI VP CONSERVATIVE  Manage risk of loss while providing the opprotunity for  .   SEI Investments
  STRATEGY FUND/(+)/ modest capital appreciation.                                 Management Corporation
------------------------------------------------------------------------------------------------------------
SEI VP MARKET        Capital appreciation while maintaining broad equity and  .   SEI Investments
  GROWTH STRATEGY    fixed income market participation.                           Management Corporation
  FUND/(+)/
------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
 SEI INSURANCE
 PRODUCT
 TRUST PORTFOLIO                                                             INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
SEI VP MARKET PLUS   Long-term capital appreciation.                         .   SEI Investments
  STRATEGY FUND/(+)/                                                             Management Corporation
-----------------------------------------------------------------------------------------------------------
SEI VP MODERATE      Capital appreciation, while managing the risk of loss.  .   SEI Investments
  STRATEGY FUND/(+)/                                                             Management Corporation


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                INVESTMENT ADVISER (AND
 INC. PORTFOLIO NAME  OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


----------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -
 INITIAL
 SHARES PORTFOLIO                                                           INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                              SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
VANECK VIP           Seeks high total return -- income plus capital         .   Van Eck Associates
  UNCONSTRAINED      appreciation -- by investing globally, primarily in a      Corporation
  EMERGING MARKETS   variety of debt securities.
  BOND FUND


--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -
 S CLASS PORTFOLIO                                                              INVESTMENT ADVISER (AND
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS        primarily in hard asset securities. Income is a secondary      Corporation
  FUND/(+)/          consideration.
--------------------------------------------------------------------------------------------------------------




(+) Not all variable investment options are available under all contracts. This investment option is only available if you purchased your contract before approximately October 22, 2018.
(++) Not all variable investment options are available under all contracts.
     This investment option is only available if you purchased your contract on or after approximately October 22, 2018.
(+++)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(++++)7TwelveTM is registered belonging to Craig L. Israelsen.
* This information reflects the variable investment option's name. The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------
(2)   AXA Moderate Allocation
-----------------------------------------------------
(3)   AXA Moderate-Plus Allocation
-----------------------------------------------------
(4)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------
(5)   AXA/AB Short Duration Government Bond
-----------------------------------------------------
(6)   AXA/AB Small Cap Growth
-----------------------------------------------------
(7)   AXA/ClearBridge Large Cap Growth
-----------------------------------------------------
(8)   AXA/Janus Enterprise
-----------------------------------------------------
(9)   AXA/Loomis Sayles Growth
-----------------------------------------------------
(10)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------
(11)  Franklin Funding Funds Allocation VIP Fund
-----------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

ALLOCATING YOUR CONTRIBUTIONS

Your initial contribution and any subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit (either in writing or electronically, depending on the form being used) new allocation instructions on a form that we provide. The maximum number of investment options that may be listed in your allocation instructions on file or for rebalancing (whether scheduled/recurring or one time) is 100.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. We may, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

Transfer requests do not change the allocation instructions on file for any future contribution or scheduled/recurring rebalancing. This means that upon the next scheduled/recurring rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. For more information about transferring your account value, please see "Transferring your money among investment options" later in this Prospectus.

You may also provide instructions for a one-time rebalancing of your account.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Please note that an allocation change for future contributions will not automatically change the scheduled/recurring rebalancing instructions on file for your account.

YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. Certain AXA Advisors financial professionals who are registered as investment advisory representatives (IARs) of AXA Advisors may enter into a separate agreement with you to provide investment advice for a fee regarding the management of your Series ADV contract. That arrangement will be governed by a separate investment advisory contract, and different terms and conditions will apply (as set forth in that separate investment advisory contract and related disclosures, such as pertinent Forms ADV Part 2A). If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply, particularly with regard to any fee-based arrangement you may have in connection with your Series ADV contract.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program via scheduled transfers from the EQ/Money Market investment option to the other available variable investment options. The program allows you to gradually allocate amounts to available variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect. For NQ contracts, existing dollar cost averaging programs will continue after the election of an Income Edge payment program.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

You may dollar cost average from the EQ/Money Market investment option, subject to the following:

..   Initial contributions to the program must be at least $5,000 (i.e., your value in the EQ/Money Market variable investment option must be at least $5,000 when you begin the program).

..   Contributions into the program may be new contributions, or you may transfer amounts allocated to other variable investment options to initiate the program. You can make additional contributions to a program after a program has started.

..   You may choose either a 3 month, 6 month, or 12 month time period for participation in the dollar cost averaging program; however, you may only have one time period in effect at any time and once you select a time period, you may not change it and subsequent contributions or transfers into the program will not extend the duration of an existing program.

..   Currently, your account value may only be transferred from the program into the variable investment options on a monthly basis. We may offer these programs in the future with transfers on a different basis.

..   For the program, you may select different variable investment options than those in your allocation instructions on file, except that you may not do so on your initial application for the contract.

..   If the value in the EQ/Money Market variable investment option is less than or equal to the scheduled transfer amount, the entire amount in the account will be transferred and the program will terminate.

..   You can enroll in a dollar cost averaging program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the EQ/Money Market variable investment option. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

                        CONTRACT FEATURES AND BENEFITS

   For example, assume you enroll in a 3-month dollar cost averaging program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program's allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution.

..   If you enroll in a dollar cost averaging program and the transfer date is the 29th, 30th or 31st day of the month, for any subsequent month in your program with less than 29, 30 or 31 days respectively, the transfer will take place on the first business day of the following month.

   For example, if you enrolled in a dollar cost averaging program that became effective on August 31, the transfer for September would occur on the first business day in October; the transfer for November would occur on the first business day in December; and so on.

..   The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the program that we have on file for you, and your program will terminate.

..   The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect, and for NQ contracts, remains available after election of an Income Edge payment program.

..   You may cancel your participation in the program at any time by notifying us in writing. If you terminate your program, we will allocate any remaining amounts in your program pursuant to your program allocations instructions on file.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging program. Note that participation in the dollar cost averaging program is not cancelled by your request for a one-time rebalancing of your account. The dollar cost averaging program is not available in all states. See Appendix III later in this Prospectus for more information on state availability.

BREAKPOINT CREDIT
(INVESTMENT EDGE(R) AND INVESTMENT EDGE(R) SELECT CONTRACTS ONLY)


If you are an Investment Edge(R) or Investment Edge(R) Select contract owner, you may be eligible for an annual reduction in the Contract fee of up to 0.10% of your account value. This credit, which we refer to as the Breakpoint Credit ("BPC") is calculated quarterly and credited to your account annually as follows:


..   On each Valuation Date, if your account value is at least equal to the BPC
    Threshold, we will calculate a credit equal to 0.025% of your account value on that Valuation Date. We will then credit your account with the aggregate BPC on the Crediting Date. "Valuation Date", "BPC Threshold" and "Crediting Date" are defined below.

..   There are four Valuation Dates each year: (a) Three "quarterversaries", which are the dates that occur every three months on the same calendar day as your Contract Date, but excluding your contract date anniversary) and
    (b) your contract date anniversary. If a quarterversary falls on a non-Business Day, the Valuation Date for that quarterversary will be the next Business Day. If your Contract Date falls after the 28th of a month, the Valuation Date for each quarterversary will be the first Business Day of the following month. If your contract date anniversary occurs on a day other than a Business Day, the Valuation Date will be the Business Day immediately preceding your Contract date anniversary.

..   The BPC Threshold is (a) on a quarterversary Valuation Date, $500,000, without deduction of any accrued fees for the Protected premium death benefit (if elected) and without including any accrued BPCs from prior quarterversaries; and (b) on the contract date anniversary Valuation Date, $500,000, after deduction of all fees and charges.

..   The Crediting Date is the date on which we credit your account with the
    BPC, and is the Valuation Date associated with your contract date anniversary.

..   If during a contract year your account value meets the BPC Threshold on one or more, but not all, Valuation Dates, you will be credited with the aggregate accrued BPC for the Valuation Dates on which your account value did meet the BPC Threshold. For example, if your account value satisfied the BPC Threshold on the first and third quarterversaries, but not on the second quarterversary or your contract date anniversary, your account will be credited on the Crediting Date with the aggregate BPC calculated for your first and third quarterversaries.

..   On the Crediting Date, the BPC will be credited to your account pro rata according to your allocation instructions on file. If you have set up a dollar cost averaging program, the BPC will be credited according to your allocation instructions for the dollar cost averaging program.

..   The BPC is not a contribution for purposes of the rules governing contributions to your contract.

..   Upon your death, or if you surrender or annuitize your contract, we will credit your account with a prorated amount of any accrued BPC.

..   If you elect an Income Edge payment program, you will continue to be eligible for the BPC in accordance with the rules above. Valuation Dates for quarterversaries will be determined based on your Income Edge Anniversary Date and your account will be credited with the BPC on your Income Edge Anniversary Date. Any BPC amounts that had accrued prior to your Income Edge payment program election will be credited on your Income Edge Effective Date.

..   Investment Edge(R) ADV contract owners are not eligible for the BPC.

                        CONTRACT FEATURES AND BENEFITS

EXAMPLE: BPC CALCULATION

------------------------------------------------------------------------------------------------
                                                            ELIGIBLE
                                                   ACCOUNT    FOR
                 VALUATION DATE                     VALUE     BPC?           BPC AMOUNT
------------------------------------------------------------------------------------------------
First Quarterversary                               $480,000   No     $0
------------------------------------------------------------------------------------------------
Second Quarterversary                              $530,000   Yes    $132.50 ($530,000 * 0.025%)
------------------------------------------------------------------------------------------------
Third Quarterversary                               $520,000   Yes    $130.00 ($520,000 * 0.025%)
------------------------------------------------------------------------------------------------
Contract anniversary date                          $550,000   Yes    $137.50 ($550,000 * 0.025%)
------------------------------------------------------------------------------------------------

The BPC that will be credited to your account on the Crediting Date is $400.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under certain annuity payout options. Annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

PROTECTED PREMIUM DEATH BENEFIT

At issue, you may elect the optional Protected premium death benefit (PPDB). The PPDB is equal to the greater of (a) your Protected premium death benefit base on the date of death and (b) your account value on the date of claim.

The Protected premium death benefit base is not an account value or cash value. It is equal to:

..   your initial contribution and any subsequent contributions to your contract, less

..   a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The way we calculate this deduction is described in "Pro rata treatment of withdrawals" below.

The date of claim is the date on which we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, and any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

For purposes of calculating your PPDB, any accrued but unpaid Breakpoint Credit amount will be added to your account value and any accrued but unpaid PPDB charge will be deducted from your account value.

PRO RATA TREATMENT OF WITHDRAWALS. For purposes of calculating your PPDB, any withdrawals you make from your contract reduce the value of your Protected premium death benefit base on a pro rata basis. Reduction on a pro rata basis means that that we calculate the percentage of your current account value that is being withdrawn (including the amount of any applicable withdrawal charge) and we reduce your Protected premium death benefit base by the same percentage. For example, assume your total contributions to your contract are $100,000 and your account value is $80,000. Prior to any withdrawals, your Protected premium death benefit base would be $100,000. If you make a $10,000 withdrawal, that withdrawal represents a 12.5% reduction in your account value. Accordingly, your Protected premium death benefit base is reduced by 12.5% to $87,500 (12.5% of $100,000 is $12,500, and $100,000 minus $12,500 is $87,500).

You may terminate the PPDB at any time, and once you do so, you may not reelect it. The PPDB is not available for election after issue. For NQ contracts, if you elect an Income Edge payment program, the PPDB will be automatically terminated on your Income Edge Effective Date.

Please refer to "Protected premium death benefit charge" in "Charges and expenses" for information about how we calculate the charge for this guaranteed benefit and, if your account value is low, the risk that this charge could cause your contract and the guaranteed benefit to terminate.

The PPDB is not available for election by Inherited NQ contract holders.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Distributions from an Inherited IRA beneficiary continuation contract must begin no later than December 31 of the year following the date of death of the original IRA owner. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

                        CONTRACT FEATURES AND BENEFITS

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who plan to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix II later in this Prospectus for more information.

..   Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix II later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. Shorter payment periods are not permitted.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited

                        CONTRACT FEATURES AND BENEFITS

   IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options. In addition, you may participate in the dollar cost averaging program.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you die, we will pay to a beneficiary that you choose the account value.

..   Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

INHERITED NQ BENEFICIARY PAYOUT CONTRACT

THE INHERITED NQ BENEFICIARY PAYOUT CONTRACT ("INHERITED NQ") IS INTENDED TO PROVIDE OPTIONS TO INDIVIDUALS WHO ARE BENEFICIARIES UNDER NONQUALIFIED DEFERRED ANNUITY CONTRACTS ISSUED BY OTHER INSURANCE COMPANIES. QUALIFYING INDIVIDUALS DIRECT THE ISSUING INSURANCE COMPANY TO EXCHANGE THEIR INTEREST IN THE ORIGINAL CONTRACT'S DEATH BENEFIT WITH AN INHERITED NQ CONTRACT, WHICH IS INTENDED TO COMPLY WITH FEDERAL INCOME TAX RULES GOVERNING PAYMENTS FOLLOWING THE DEATH OF THE HOLDER OF A CONTRACT, WHILE PROVIDING THE INHERITED NQ CONTRACT OWNER WITH CONTINUING ACCESS TO THE INHERITED NQ CONTRACT'S ACCOUNT VALUE AS SCHEDULED PAYMENTS ARE MADE.

THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE AN INHERITED NQ CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. THERE IS A SHORT TIMEFRAME FOR PURCHASING AN INHERITED NQ CONTRACT AND PROVIDING AXA EQUITABLE WITH ALL OF THE NECESSARY INFORMATION TO MAKE PAYMENTS. ALSO, WHETHER AN INHERITED NQ CONTRACT CAN BE ISSUED AND THE FORM OF PAYOUT UNDER THE CONTRACT IS DEPENDENT IN PART ON THE AGREEMENT AND COOPERATION OF THE INSURANCE COMPANY THAT ISSUED THE ORIGINAL NONQUALIFIED DEFERRED ANNUITY CONTRACT. BEFORE MAKING A DECISION TO PURCHASE AN INHERITED NQ CONTRACT, A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE AND REVIEW THE ISSUING INSURANCE COMPANY'S REQUIREMENTS APPLICABLE TO AN EXCHANGE.

An Inherited NQ contract is issued as an Investment Edge(R), Investment Edge(R) Select or Investment Edge(R) ADV series contract. The Inherited NQ contract provides a non-life contingent, variable annuity payout for the purpose of distributing to a beneficiary certain payments required after the death of a "holder" (typically, the owner) of a nonqualified deferred annuity contract. We offer the Inherited NQ contract to an individual who is a beneficiary upon the death of the owner under an original nonqualified deferred annuity contract not issued by AXA Equitable ("source contract"). We offer two payout options under the Inherited NQ contract, "Income Edge Beneficiary Advantage" and "Beneficiary NQ Stretch," both of which are described below.

The beneficiary under the source contract may want to change the investments of the inherited source contract while still taking the payments required with respect to the death of the owner of the source contract. The beneficiary may also want continuing access to the Inherited NQ contract's account value as scheduled payments are made, and may also wish to elect the contract's Income Edge Beneficiary Advantage option. SINCE AN INHERITED NQ CONTRACT IS INTENDED TO REPLACE THE INVESTMENTS ORIGINALLY SELECTED BY THE NOW-DECEASED OWNER OF THE SOURCE CONTRACT, A PROSPECTIVE PURCHASER SHOULD CAREFULLY CONSIDER THE INVESTMENTS AND FEATURES AVAILABLE UNDER THE INHERITED NQ CONTRACT (SUCH AS THE CHOICE BETWEEN THE BENEFICIARY NQ STRETCH AND INCOME EDGE BENEFICIARY ADVANTAGE PAYOUT METHODS), AND THE LIMITATIONS AND COSTS UNDER THE INHERITED NQ CONTRACT AS COMPARED TO THE AVAILABLE INVESTMENTS AND FEATURES UNDER THE SOURCE CONTRACT BEFORE MAKING ANY PURCHASE DECISION.

Since, as discussed below, the Inherited NQ contract can only be purchased through a Section 1035 exchange, a prospective purchaser should also confirm with the insurance company that issued the source contract the requirements for exchanging the death benefit under the source contract with an Inherited NQ contract. Finally, the Inherited NQ contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED NQ CONTRACT

The Inherited NQ contract is offered only to individuals who are death beneficiaries under non-AXA Equitable nonqualified deferred annuity contracts. The Inherited NQ contract is not available to non-natural persons or purchasers over the age of 70. Joint owners or annuitants are not permitted.

The owner of the Inherited NQ contract owns the contract in his/her capacity as beneficiary of the deceased owner of the source contract. For this reason, the Inherited NQ contract must also contain the name of the deceased owner.

WHEN CAN AN INHERITED NQ CONTRACT BE PURCHASED

An Inherited NQ contract can only be purchased after the death of the owner of the source contract and before the first anniversary of the owner's death, which is the last possible date that scheduled payments under the Inherited NQ contract must start (the "Required Payment Starting Date").

HOW AN INHERITED NQ CONTRACT IS PURCHASED

An Inherited NQ contract can only be purchased through a Section 1035 exchange of the beneficiary's interest after the death of the owner under the source contract. If the source contract is owned by a non-natural owner, the deceased individual whose death triggers the requirement to make post-death payments from or with respect to the proceeds of the source contract must have been the primary annuitant deemed to be the "holder" or owner of the source contract under federal income tax rules.

The source contract must be a nonqualified deferred annuity contract, and cannot be a life insurance contract.

                        CONTRACT FEATURES AND BENEFITS

An individual may not purchase an Inherited NQ contract if he/she has already elected, received, or started to receive any form of beneficiary payout in accordance with Section 72(s) of the Code for his/her share of the death proceeds of the source contract with the insurance company which issued the source contract.

An individual must apply the entire value of his/her beneficiary share in the source contract to the Inherited NQ contract; we do not accept partial exchanges. The individual need not be the only beneficiary under the source contract. If the individual is one of several beneficiaries, we will accept an exchange into the Inherited NQ contact as long as the beneficiary's entire share under the source contract is exchanged.

Similarly, if the individual is a beneficiary under more than one source contract owned by the same deceased owner, the individual may direct each insurance company issuing each such source contract to make a Section 1035 exchange into the Inherited NQ contract. Each of the multiple Section 1035 exchanges must meet the requirements described in this section, and must include a contribution of at least $1,000.

No contributions will be accepted after we begin scheduled payments under the Inherited NQ contracts. See the description under "Income Edge Beneficiary Advantage" below for the requirements regarding provision of cost basis information.

We must receive all contributions and the information we require from the insurance company (or companies) that issued the source contract(s) in sufficient time for us to begin making scheduled payments under the Inherited NQ contract, which must be no later than twelve months after the date of death of the deceased owner of the source contract. Our deadline is generally 9 months after the date of death of the deceased owner of the source contract. No additional contributions are allowed once we have begun making payments.

If the insurance company that issued the source contract does not provide us with a 1035 exchange contribution and the information we need in a timely manner, we may not be able to issue the Inherited NQ contract or honor an election for Income Edge Beneficiary Advantage. See "Payment options under an Inherited NQ contract" below.

PAYMENT OPTIONS UNDER AN INHERITED NQ CONTRACT

There are two payment options under the Inherited NQ contract, "Income Edge Beneficiary Advantage" and "Beneficiary NQ Stretch." We describe these options and the conditions and limitations that apply to each option later in this section.

Regardless of payment option, there are some features, conditions and limitations that are common to both options:

..   The Inherited NQ contract is intended only for beneficiaries under source contracts who plan to take payments from the Inherited NQ contract at least annually over a period measured by their life expectancy. We call these "scheduled payments." These scheduled payments must begin no later than the Required Payment Starting Date. Beneficiaries who do not want to take scheduled payments at least annually and want to wait up to five years after the death of the owner of the source contract to withdraw the entire amount of their interest in the source contract should not purchase an Inherited NQ contract. Because of the Inherited NQ contract's focus on scheduled payments, certain features more suitable to long-term accumulation vehicles are not available under the Inherited NQ contract.

..   We have no minimum age requirement for issuing an Inherited NQ contract, but we will not issue an Inherited NQ contract to an individual over age 70.

..   The Inherited NQ contract owner must receive scheduled payments at least annually (but can elect to receive scheduled payments monthly or quarterly). The Inherited NQ contract owner can choose a date to start scheduled payments earlier than the Required Payment Starting Date, as long as we have the Section 1035 exchange contribution(s) and information we need to start scheduled payments on the earlier date.

..   The amount of the first scheduled payment is determined by dividing the account value as of the date payments begin by the owner's life expectancy. Each subsequent annual scheduled payment is determined by dividing the remaining annuity account value as of the anniversary date by the initial life expectancy, reduced by 1 for each subsequent year.

   For example, if on the date of the first scheduled payment your account value is $100,000 and your life expectancy is 20 years, the amount of the first scheduled payment will be $5,000. If on the date of the second scheduled payment your account value is $99,750, the amount of the second scheduled payment will be $5,200 ($99,750 divided by 19).

..   Payment amounts are taken on a pro rata basis from your variable investment options.

..   The Inherited NQ contract owner may make transfers among the variable investment options.

..   Once scheduled payments begin, they cannot be stopped until the account value falls to zero.

..   No form of annuity benefit other than scheduled payments as described in this section is available under the Inherited NQ contract.

..   An Inherited NQ contract owner may choose to withdraw all or a portion of his/her account value at any time. Any partial withdrawal must be at least $300. Unlike Income Edge Beneficiary Advantage scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge Beneficiary Advantage scheduled payments. Withdrawal charges will apply, as described in "Charges and expenses" later in this Prospectus.

..   Change of ownership of an Inherited NQ contract is not permitted.

..   The Protected premium death benefit is not available under an Inherited NQ contract.

..   At the death of the Inherited NQ contract owner, we will continue scheduled payments to a successor beneficiary/owner chosen by the Inherited NQ contract owner. The successor beneficiary/owner has the same rights as the Inherited NQ contract owner to take partial withdrawals in addition to scheduled payments and to fully surrender (redeem) the Inherited NQ contract. If there is more than one individual or entity chosen by the Inherited NQ contract owner to be successor beneficiary/owner, we will make payments in equal shares unless the Inherited NQ contract owner instructed us in writing to pay one or more successor beneficiary/owner differently.

                        CONTRACT FEATURES AND BENEFITS

INCOME EDGE BENEFICIARY ADVANTAGE

Under the Income Edge Beneficiary Advantage payment option for an Inherited NQ contract ("Income Edge BA"), we take into account the "cost basis" in calculating and reporting income amounts with respect to scheduled payments. A portion of each scheduled payment is a return of the cost basis in the contract and thus excludable from taxes. The "cost basis" in an Inherited NQ contract with Income Edge BA is the amount of investment in the source contract carried over from the source contract to the Inherited NQ contract (as reported to us in the context of the Section 1035 exchange by the insurance company which issued the source contract), plus or minus any subsequent adjustments.

The payment period for scheduled payments is initially based on the age of the Inherited NQ contract owner, using an IRS table for post-death payments and rounding down to the nearest whole number. The Inherited NQ contract owner may select a shorter payment period, which will generally result in larger payments.

The conditions applicable to an Income Edge BA election are as follows:

..   Income Edge BA must be elected on our form.

..   The account value of the Inherited NQ contract must be at least $50,000.

..   The account value of the Inherited NQ contract must be greater than the cost basis reported to us in the context of the Section 1035 exchange by the insurance company which issued the source contract.

..   We must have received all Section 1035 exchange contributions from each source contract at least three months prior to the Required Payment Starting Date.

..   We must have all cost basis information, in good order, from the insurance company which issued the source contract, at least three months prior to the Required Payment Starting Date for an Income Edge BA election to be effective. If we do not receive complete cost basis information in this timeframe, your Income BA election will not take effect and your contract will default to the Beneficiary NQ Stretch payment option. If there are multiple source contracts for the same deceased owner, as long as we have cost basis information in good order for any source contract, we will use that amount as the cost basis.

..   We may impose a charge approximating premium tax in certain states.

..   If an Inherited NQ contract owner elects Income Edge BA, and we cannot honor or implement that election because of a failure to meet any of the conditions for Income Edge BA noted above, we will begin scheduled payments under the Beneficiary NQ Stretch payment option for the Inherited NQ contract no later than the Required Payment Starting Date, which is one year after the date of death of the deceased owner of the source contract.


Income Edge BA payment may not be available in all states. We also offer a version of Income Edge Beneficiary Advantage as a death benefit option for a beneficiary under an NQ Investment Edge(R) contract where the contract owner dies before an annuity option under the contract has been elected. See "Payment of death benefit" later in this Prospectus.


Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge BA, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge BA payout methodology constitutes a series of "substantially equal periodic payments" over a "period not extending beyond the life expectancy" of a beneficiary within the applicable requirements of 72(s) of the Code and therefore complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts. See "Income Edge payment program" under "Tax Information" later in this Prospectus.

BENEFICIARY NQ STRETCH

Under the Beneficiary NQ Stretch payment option for the Inherited NQ contract, we do not report all scheduled payments as being a partial return of cost basis. Instead, we report scheduled payments as taxable to the extent that there is income in the contract.

Beneficiary NQ Stretch must be elected on our form. However, for an Inherited NQ contract owner who elected Income Edge BA, Beneficiary NQ Stretch will apply by default if one or more of the conditions for honoring or implementing an Income Edge BA election could not be met before the Required Payment Starting Date.

The payment period is based on the age of the Inherited NQ contract owner, using an IRS table for post-death payments and rounding down to the nearest whole number. A shorter payment period may not be elected under Beneficiary NQ Stretch.

Beneficiary NQ Stretch is similar to the Beneficiary Continuation Option we offer to beneficiaries under traditional IRA, Roth IRA and NQ contracts and for which we received a private letter ruling from the IRS. Based on our interpretation of the requirements of Section 72(s) of the Code, we believe that the Beneficiary NQ Stretch payout methodology complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix III to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution. In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

                        CONTRACT FEATURES AND BENEFITS

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in the variable investment options.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value plus any accrued but unpaid Breakpoint credit amount, less: (i) as applicable, the total amount or a pro rata portion of the Contract Maintenance Fee (if applicable) and any accrued Protected premium death benefit charge; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administrative expenses;

(iii)distribution charges; and

(iv)the fund facilitation fee (if any).

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect additional contributions;

(ii)decreased to reflect a withdrawal (plus withdrawal charges if applicable);
    or

(iii)increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

Your units are also reduced when we deduct the Contract Maintenance Fee (if applicable) and any Protected premium death benefit charge. A description of how unit values are calculated is found in the SAI.

INSUFFICIENT ACCOUNT VALUE

Your account value will fall to zero and your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals (including withdrawals for the payment of fees and charges under the contract) and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefit including the Protected premium death benefit, if elected.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options, to add variable investment options, and to limit the number of variable investment options which you may elect.

..   Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

Some states may have additional transfer restrictions. Please see Appendix III later in this Prospectus.

We will confirm all transfers in writing or, if you are enrolled in electronic delivery, electronically.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options -- scheduled/recurring rebalancing and one-time rebalancing -- that you can use to automatically reallocate your account value among the variable investment options.

To enroll in the scheduled/recurring rebalancing program, you must notify us in writing by completing our investment option selection form, telling us:

(a)in whole percentages only, the percentage you want invested in each variable investment option, and
(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your scheduled/recurring rebalancing program is in effect, we will transfer amounts among each variable investment option, so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value must be included in the scheduled/recurring rebalancing program. Currently, we permit rebalancing of up to 100 investment options.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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You may elect or terminate the scheduled/recurring rebalancing program at any time. You may also change your allocations under the scheduled/recurring program at any time. Once enrolled in the scheduled/recurring rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our scheduled/recurring rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your scheduled/recurring program. Changes to your allocation instructions for the scheduled/recurring rebalancing program (or termination of your enrollment in the program) may be requested through Online Account Access; otherwise, they must be made in writing and sent to our processing office. The scheduled/recurring rebalancing program is available while the dollar cost averaging program is in effect, and for NQ contracts, remains available after election of an Income Edge payment program.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are a part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options (excluding amounts in the dollar cost averaging program (if any), from which withdrawals are deducted only if there is insufficient value in all other variable investment options) unless you instruct us otherwise (except scheduled payments from an Income Edge payment program, which are always deducted pro rata). The table below shows the methods available under each type of contract. More information follows the table.

Please see "How withdrawals (and Income Edge scheduled payments, if applicable) are taken from your account value" and "Effect of withdrawals on your Protected premium death benefit" later in this section and "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus for more information on how withdrawals affect your Protected premium death benefit and could potentially cause your contract to terminate.

METHOD OF WITHDRAWAL AND INCOME EDGE AVAILABILITY

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                                                                             PRE-AGE   LIFETIME
                                                                              59 1/2   REQUIRED  INCOME
                                                                               SUB-     MINIMUM   EDGE
                                                                     SYSTE- STANTIALLY DISTRIBU- PAYMENT
                         CONTRACT                            PARTIAL MATIC    EQUAL      TION    PROGRAM
-----------------------------------------------------------------------------------------------------------
NQ                                                             Yes    Yes      Yes       No        Yes/(3)/
-----------------------------------------------------------------------------------------------------------
Traditional IRA                                                Yes    Yes      Yes       Yes       No
-----------------------------------------------------------------------------------------------------------
Roth IRA                                                       Yes    Yes      Yes       No        No
-----------------------------------------------------------------------------------------------------------
SEP IRA                                                        Yes    Yes      Yes       Yes       No
-----------------------------------------------------------------------------------------------------------
QP/(2)/                                                        Yes    No       No        No        No
-----------------------------------------------------------------------------------------------------------
Inherited IRA                                                  Yes    No       No        /(1)/     No
-----------------------------------------------------------------------------------------------------------
Inherited NQ                                                   Yes    No       No        No        Yes/(4)/
-----------------------------------------------------------------------------------------------------------

(1)The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(2)All payments are made to the plan trust as owner of the contract. See "Appendix IV: Purchase considerations for QP contracts" later in this Prospectus.
(3)Includes Income Edge Early Retirement Option and (for your beneficiary) Income Edge Beneficiary Advantage.
(4)Income Edge Beneficiary Advantage is available if the conditions for its election are satisfied.

--------------------------------------------------------------------------------
ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(ALL CONTRACTS)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

For Investment Edge(R) contracts, partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any partial withdrawal request will terminate the systematic withdrawal option.

For NQ and Inherited NQ contracts, special rules apply to partial withdrawals (also referred to as redemptions) following election of any version of Income Edge. Please see "Income Edge Payment Program" later in this section and "Inherited NQ beneficiary payment contract" in "Contract Features and Benefits" for more information.

If you have authorized your advisor to take withdrawals of advisory fees from your Investment Edge(R) ADV contract, your advisor can elect to withdraw their advisory fees from your contract at any time. A withdrawal from a Investment Edge(R) ADV NQ contract, including a withdrawal to pay the fees of the fee-based program, may be a taxable event. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT QP, INHERITED IRA, AND INHERITED NQ)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

If your contract is subject to withdrawal charges, you may take systematic withdrawals of a fixed dollar amount or percentage of account value on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If your contract is subject to withdrawal charges and any applicable withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR CONTRACT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. For Investment Edge(R) Select and Investment Edge(R) ADV series contracts, you may not elect a systematic withdrawal option in excess of 10% of your account value annually.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract date anniversary; and

..   you cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the

                             ACCESSING YOUR MONEY
program, subject to the same restrictions listed above. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time however:

..   for NQ contracts, you may not elect to take systematic withdrawals once you have elected an Income Edge payment program; and

..   if you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. In addition, for NQ contracts, the option is automatically canceled upon election of an Income Edge Payment Program.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option. In addition, you may not take systematic withdrawals if you are taking substantially equal withdrawals as described below. For IRA contracts, if a required minimum distribution withdrawal is made while the systematic withdrawal option is in effect, the option will be terminated.

For Investment Edge(R) contracts, systematic withdrawals are not subject to a withdrawal charge, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while systematic withdrawals are being taken will be subject to withdrawal charges to the extent they exceed the 10% free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(ALL CONTRACTS EXCEPT QP, INHERITED IRA, AND INHERITED NQ)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59 1/2. For traditional IRA, Roth IRA and SEP IRA contracts, substantially equal withdrawals are also referred to as "72(t) exception withdrawals". For NQ contracts, substantially equal withdrawals are also referred to as "72(q) exception withdrawals." See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59 1/2 or five full years after the first withdrawal. If you stop or alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before you reach age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month or within 28 days of the date on which your contract was issued. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select, and will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; (iii) you contribute any more to the contract or; (iv) for NQ contracts, you elect an Income Edge payment program after the mandatory period (which is after five years from the first 72(q) exception withdrawal and you have reached age 59 1/2).

Unless you are eligible to and have elected an Income Edge payment program, you may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while substantially equal withdrawals are being taken will be subject to withdrawal charges to the extent that they exceed the 10% free withdrawal amount, and will also terminate the substantially equal withdrawals option.

INCOME EDGE EARLY RETIREMENT OPTION. Under certain NQ contracts, prior to age 59 1/2 you may be able to elect a version of Income Edge that we call Income Edge Early Retirement Option, which is a variable annuity payout option also intended to qualify for the exception under Section 72(q) of the Internal Revenue Code. Unlike the 72(q) exception withdrawals discussed immediately above, Income Edge Early Retirement Option cannot be stopped and restarted at a later time. See "Income Edge Early Retirement Option" later in this section for more information.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation.

You may elect this service in the year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually and will be taken pro rata from all investment options. See "Required minimum distributions" in "Tax information" later in this Prospectus.

This service is not available under QP contracts.

This service does not generate automatic RMD payments during the first calendar year in which your contract was issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

                             ACCESSING YOUR MONEY

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

If you elect our RMD service, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   you must select a date that is more than three calendar days prior to your contract anniversary; and

..   you cannot select the 29th, 30th, or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the service, subject to the restrictions listed above. You must wait at least 28 days after your contract is issued before your RMD service withdrawals can begin. You must elect a date that is more than three calendar days prior to your contract anniversary.

For Investment Edge(R) contracts, we do not impose a withdrawal charge on RMD payments taken through our automatic RMD service, and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, partial withdrawals taken while RMD payments are being taken will be subject to withdrawal charges to the extent that they exceed the 10% free withdrawal amount.

If you elect systematic withdrawals AND our automatic RMD service, any RMD payment made while the systematic withdrawal program is in effect will terminate the systematic withdrawal program.

INCOME EDGE PAYMENT PROGRAM
(NQ CONTRACTS ONLY)

An Income Edge payment program, when elected, will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment being a return of your cost basis in the contract and thus excludable from taxes (the "Tax-Free Amount").(1) Unlike traditional forms of annuitization, an Income Edge payment program allows for a form of annuity payout that provides continuing access to your contract's account value by allowing you to take partial withdrawals or surrender your contract during the payout period.

We offer several Income Edge payment program versions, each of which is described in detail in this Prospectus:

..   Income Edge -- the standard form of Income Edge payment program, described immediately below.

..   Income Edge Early Retirement Option -- available for election by contract holders under the age of 59 1/2. See "Income Edge Early Retirement Option" later in this section.

..   Income Edge Beneficiary Advantage -- available for election:


   -- by Investment Edge(R) contract beneficiaries as a death benefit option, as described in "Income Edge Beneficiary Advantage for NQ contracts only" in the "Payment of death benefit" section; and


   -- as one of two payout options under an Inherited NQ contract, as described in "Inherited NQ beneficiary payout contract" in the "Contract features and benefits" section.
-------------
(1)Unlike systematic withdrawals and 72(q) exception withdrawals, these payments cannot be stopped once they begin.

When used in this Prospectus, "Income Edge Payment Program" refers generally to all forms of Income Edge payment programs, unless we indicate otherwise.

..   INCOME EDGE

In order to elect the standard form of Income Edge, at the time of election your account value must be (i) at least $50,000 and (ii) more than your cost basis in the contract. In addition, there are certain age requirements for electing this feature, which are described below, and in some states there may be other limitations regarding election of Income Edge. Please see Appendix III later in this Prospectus for more information. You also cannot elect Income Edge while you are receiving systematic withdrawals or "substantially equal withdrawals", until the mandatory period has elapsed. See "Substantially equal withdrawals" earlier in this section. For contracts purchased through a Section 1035 exchange, Income Edge cannot be elected unless all expected contributions have been received; in addition, you will be responsible for ensuring that the cost basis information for all contracts being exchanged into the Investment Edge(R) contract has been reported to us by the original insurance companies. Finally, for contracts with a non-natural owner, Income Edge may only be elected where the contract is owned by a trust or other entity as an agent or nominee for an individual.

MAXIMUM PAYMENT PERIOD. There are two methods for determining the maximum period of time over which we will make payments under this feature: Single Election and Joint Election. Under Single Election, payments will be made over a defined period which, while not life contingent, is measured by the age of one person -- the owner or, for jointly owned contracts or contracts with a non-natural owner and joint annuitants, the person selected upon election (the Applicable Individual). Under Joint Election, the defined period is measured by the age of the younger of two persons selected upon election (also the Applicable Individual) who may be, but need not be, spouses. For contracts with non-natural owners, choosing the Single Election method will result in the defined period being measured by the age of the annuitant or, in the case of joint annuitants, the age of the younger joint annuitant. At the same time that you elect Income Edge, you may add a successor owner or joint annuitant to your contract in order to choose the Joint Election method. Note that under both methods, the defined period is also used to determine the maximum period over which your cost basis in the contract will be recovered.

In order to elect the Single Election method, the Applicable Individual must be at least age 59 1/2 but not older than age 85 at the time that Income Edge is elected. Note that for jointly owned contracts where the Single Election method is chosen, the owner who is not chosen as the Applicable Individual need not satisfy this age requirement. In order to elect the Joint Election method, both persons who are eligible to be designated as the Applicable Individual must be at least age 59 1/2 but not older than age 85 at the time that Income Edge is elected. In order to elect the Joint Election method for contracts with either
(i) an individual owner or (ii) a non-natural owner with a single annuitant, the individual added to the contract as either a successor owner or joint annuitant for purposes of electing the Joint Election method must meet the age requirements set forth above. In addition, please note that adding a successor owner or joint annuitant to the contract in connection with making the election may change your beneficiary designation. See "Your beneficiary and payment of death benefit" in "Payment of Death Benefit" later in this Prospectus.

                             ACCESSING YOUR MONEY

If the Single Election method is chosen, the maximum period over which you will receive payments (and recover your cost basis in the contract) is determined by the following formula: Age 95 minus the age of the Applicable Individual at the time that Income Edge is elected. If the Joint Election method is chosen, that period is determined by the following formula: Age 100 minus the age of the Applicable Individual at the time that Income Edge is elected. Under either method, a shorter period than that calculated by the applicable formula can be chosen; however, for Investment Edge(R) Select and Investment Edge(R) ADV contracts, that period cannot be shorter than 10 years and for Investment Edge(R) contracts, that period cannot be shorter than 15 years. Please see the following table for examples of the payment period calculation.

------------------------------------------------------------------
                     AGE OF
                   APPLICABLE      MAXIMUM
CHOSEN PAYMENT    INDIVIDUAL AT    PAYMENT     SHORTER PAYMENT
 PERIOD METHOD   TIME OF ELECTION   PERIOD    PERIOD AVAILABLE?
------------------------------------------------------------------
Single Election  63                32 years  Yes (at least 10
                                             years or 15 years,
                                             depending on
                                             contract version)
------------------------------------------------------------------
Single Election  81                14 years  Yes for Investment
                                             Edge(R) Select and
                                             Investment Edge(R)
                                             ADV contracts (at
                                             least 10 years); No
                                             for Investment
                                             Edge(R) contracts
------------------------------------------------------------------
Joint Election   63                37 years  Yes (at least 10 or
                                             15 years depending
                                             on contract version)
------------------------------------------------------------------
Joint Election   81                19 years  Yes (at least 10 or
                                             15 years depending
                                             on contract version)
------------------------------------------------------------------

The amount of the payments we will make is redetermined on an annual basis, meaning that the amount of your payments may vary each year of the payment period (called an Annual Payout Period). In contrast, the amount of each payment that is considered to be the return of a portion of your cost basis in the contract is determined at the time that you elect Income Edge and does not change during the payment period.

Your Income Edge payment program becomes effective on the Income Edge Effective Date, which is the date by which we have received your election to begin Income Edge payments along with all required information, exchanges and cost basis.

You may choose to receive monthly, quarterly, or annual payments ("payment modes") during each Annual Payout Period over the payment period. A change in your chosen payment frequency is not permitted. You may request to have your payments made on any day of the month, subject to the following restrictions:

..   you must select a date that is no more than one payment mode away from the date on which you elect Income Edge; and

..   you cannot select the 29th, 30th, or 31st.

If you do not select a date, we will make the payments on the same day of the month as the day we receive your request to elect Income Edge, subject to the restrictions listed above.

For the first Annual Payout Period, the total amount of payments for that year is calculated by dividing your account value at the time that you elect Income Edge by the payment period selected.(1) For each subsequent Annual Payout Period the total amount of payments for that year is calculated by dividing your account value on the last day of the preceding Annual Payout Period by the remaining number of years in the payment period as of the first day of the current Annual Payout Period. If not sooner, your account value will always equal zero by the end of the payment period selected. Note that we reserve the right to change the manner in which Income Edge scheduled payments are calculated, but such a change will not affect any payments made pursuant to an Income Edge election that preceded the effective date of the change. Please see below for an example of the payment amount calculation.

In addition, see Appendix VI for a demonstration of the payment amount calculation as a percentage of account value.

EXAMPLE

Income Edge is elected on 6/15/2019 with the Single Life election method by an 80 year old contract holder whose account value is $150,000 at the time of election. The contract owner has chosen to receive quarterly payments over the maximum payment period.



--------------------------------------------------------------------
                                  REMAINING
  ANNUAL     ACCOUNT VALUE FOR  NUMBER OF YEARS  TOTAL PAYMENTS FOR
  PAYOUT         PAYMENT          IN PAYMENT       ANNUAL PAYOUT
PERIOD YEAR    CALCULATION          PERIOD            PERIOD
--------------------------------------------------------------------
    1        $150,000           15               $10,000 (in
             (as of 6/15/19)                     quarterly payments
                                                 of $2,500)
--------------------------------------------------------------------
    2        $155,000           14               $11,071.43 (in
             (as of 6/14/20)                     quarterly payments
                                                 of $2,767.86)
--------------------------------------------------------------------
    3        $140,000           13               $10,769.23 (in
             (as of 6/14/21)                     quarterly payments
                                                 of $2,692.31)
--------------------------------------------------------------------
    --
--------------------------------------------------------------------
    15       $12,000            1 (Annual        $12,000 (in
             (as of 6/14/33)    Payout Period    quarterly payments
                                Year 15)         of $3,000)
--------------------------------------------------------------------


Note, however, that if your account value is less than or equal to the amount of any Income Edge scheduled payment on the date that such payment is due, the entire amount of your account value will be paid and your contract will terminate. In addition, if your account value is greater than the amount of the last Income Edge scheduled payment on the date that such payment is due, the last Income Edge scheduled payment will be equal to your entire account value.

Income Edge scheduled payments will be taken pro rata out of all investment options. For Investment Edge(R) contracts, Income Edge scheduled payments are not subject to withdrawal charges and they will not reduce the contribution amounts in the contract that are subject to withdrawal charges. However, such payments will reduce the 10% free withdrawal amount. If your contract terminates for any reason prior to the end of Income Edge scheduled payments, no further Income Edge scheduled payments will be made.
-------------
(1)Note that during the first Annual Payout Period your monthly or quarterly payments must be at least $250.

                             ACCESSING YOUR MONEY

A portion of each Income Edge scheduled payment represents a return of your cost basis in the contract, and is called the Tax-Free Amount. The Tax-Free Amount for each Annual Payout Period is calculated at the time that you elect Income Edge and does not change once it is calculated. It is calculated by dividing the remaining cost basis in the contract at the time that Income Edge is elected by the number of years in the payment period selected at the time of election. That number is then divided by the number of Income Edge scheduled payments in each Annual Payout Period to determine the Tax-Free Amount that applies to each Income Edge scheduled payment.

For example, if the remaining cost basis in the contract at the time that Income Edge is elected is $100,000, and the payment period chosen at election is 10 years, then the Tax-Free Amount for each Annual Payout Period is $10,000. And if that contract owner had selected quarterly payments, then $2,500 (1/4th of $10,000) would be the amount of each Income Edge scheduled payment that would represent a return of cost basis in the contract.

Your actual cost basis in the contract is reduced by the Tax-Free Amount upon receipt of each Income Edge scheduled payment. Income Edge is designed to deplete your entire cost basis in the contract by the end of the payment period selected. Special rules may apply if you have purchased more than one non-qualified annuity contract from AXA Equitable in the same calendar year. Please see "Tax Information" later in this Prospectus for more information.

All options selected as part of electing Income Edge (e.g., Joint Election, payment period) are final, although you may cancel your election if your request to do so is received prior to the date on which your first Income Edge scheduled payment is made.

Once Income Edge scheduled payments begin, they cannot be stopped, although the contract can be fully redeemed (surrendered) for the then-current account value net of withdrawal charges, if applicable. In addition, upon election of Income Edge the following limitations on your contract apply:

  . Additional contributions -- including Section 1035 exchanges -- to your contract are not permitted.

  . Contract ownership cannot be changed, and no rights under the contract may be assigned.

  . Any systematic withdrawal option or 72(q) substantially equal withdrawal option that is in effect will end.

  . You may not select any of the other annuity payout options available under your contract, and the maturity date is no longer applicable.

  . If you have elected the Joint Election payment method, the joint owner, successor owner, or joint annuitant, as applicable, supersedes all inconsistent beneficiary designations.

  . Any existing instructions that you specified regarding the manner in which the death benefit should be paid out will no longer be in effect.

  . The beneficiary continuation option, spousal continuation option, and other annuity options are not available to beneficiaries.

  . The Protected premium death benefit, if elected, will be terminated on the Income Edge Effective Date. Any accrued Protected premium death benefit charge will be deducted on that date.

In addition, we may impose a premium tax charge on contracts issued in certain states upon election of Income Edge. If such a charge is applicable, it will be taken out of your account value on the date that you elect Income Edge on a pro rata basis prior to calculating the Income Edge scheduled payment(s) due during the first Annual Payout Period.

See "Special Rules for NQ contracts when Income Edge is in effect" in "Payment of Death Benefit" for more information on rules that apply upon the death of the owner.

PARTIAL WITHDRAWALS. You may make partial withdrawals (redemptions) following election of Income Edge, subject to withdrawal charges, if applicable. Note that unlike Income Edge scheduled payments, no portion of such withdrawals will represent a return of your cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge scheduled payments. In addition, the withdrawal charge schedule remains unchanged upon election of Income Edge, and any withdrawal charge waivers that were in effect at the time that Income Edge was elected will continue to be in effect in accordance with their terms.

..   INCOME EDGE EARLY RETIREMENT OPTION


Income Edge Early Retirement Option ("Income Edge ERO") is a version of Income Edge available for election by Investment Edge(R) NQ contract owners aged between 10 and 591/2. To elect Income Edge ERO, your account value must be (i) at least $50,000 and (ii) more than your cost basis in the contract. Like the "substantially equal withdrawals" option discussed earlier in this section, Income Edge ERO is intended to meet the "substantially equal periodic payments" exception provided under Section 72(q) of the Internal Revenue Code that otherwise applies a 10% additional federal income tax penalty to distributions taken before age 591/2. Unlike the "substantially equal withdrawals" option:


..   Income Edge ERO will pay out your entire account value via scheduled payments over a set period of time, with a portion of each payment representing a return of your cost basis in the contract.

..   Income Edge ERO scheduled payments cannot be stopped once they begin, and annuitization options under the contract are no longer available.

The features of Income Edge discussed immediately above also apply to Income Edge ERO, subject to these distinctions:

..   We will continue to make payments under Income Edge ERO even after you are age 591/2 until all payments are made under the contract, unless you request to surrender (redeem) your contract. Depending both on your age and the length of time you have been receiving payments under Income Edge ERO, we may have to report such redemption as being subject to a federal tax penalty.

..   Income Edge ERO is only available for election by individual contract owners. Income Edge ERO cannot be elected under a jointly owned contract or by non-natural owners.

..   PAYMENT PERIOD. The discussion in "Income Edge" above concerning the determination of the payment period and the choice between "Single Election" and "Joint Election" does not apply to Income Edge ERO. Rather, the period of time over which Income Edge ERO scheduled payments are made is calculated based on your life expectancy when payments begin. We

                             ACCESSING YOUR MONEY
   determine your life expectancy by referring to an IRS table used for determining "substantially equal periodic payments" and round down to the nearest whole number. Unlike Income Edge, you cannot select a payment period that is shorter than the life expectancy period we determine.

   The amount of the first scheduled payment is determined by dividing the account value as of the date payments start by your life expectancy as determined above. Each subsequent annual scheduled payment is determined by dividing the remaining account value as of the anniversary date by the initial life expectancy, reduced by 1 for each subsequent year.

..   PARTIAL WITHDRAWALS. As with Income Edge, you have the ability to take partial withdrawals (redemptions) after you elect Income Edge ERO, subject to withdrawal charges, if applicable. However, IF YOU TAKE PARTIAL WITHDRAWALS OR FULLY SURRENDER (REDEEM) YOUR CONTRACT (I) PRIOR TO AGE 591/2 OR (II) AFTER AGE 59 1/2 BUT PRIOR TO HAVING RECEIVED FIVE FULL YEARS OF INCOME EDGE ERO SCHEDULED PAYMENTS, THERE MAY BE ADVERSE TAX CONSEQUENCES. Although we believe that the Income Edge ERO payment program constitutes substantially equal periodic payments for purposes of Section 72(q) of the Code, taking a withdrawal will alter your payment pattern and we can no longer report the Income Edge ERO scheduled payment amounts as being available for the exception. See "Tax Information" later in this Prospectus for more information.

If you are under age 591/2, you should carefully consider whether to elect Income Edge ERO or instead wait until you are older than age 591/2 and elect Income Edge. As discussed above, Income Edge ERO has certain limitations that do not apply to Income Edge, and even though there are no contractual restrictions on your ability to take withdrawals that are in addition to your scheduled payments, or to fully redeem your contract, adverse tax consequences may apply if you are under age 591/2 and/or have not received five full years of scheduled Income Edge ERO payments.

..   INCOME EDGE BENEFICIARY ADVANTAGE


The Income Edge Beneficiary Advantage ("Income Edge BA") payment option is a form of Income Edge payment program available under NQ contracts (a) to Investment Edge(R) contract beneficiaries as a death benefit option; and (b) as one of two payout options for beneficiaries under an Inherited NQ contract.

Features of the version of Income Edge BA available for election by an Investment Edge(R) contract beneficiary include the following:


..   We will determine a payment period at the time that scheduled payments begin. The payment period is based on your beneficiary's age, using an IRS table for post-death payments and rounding down to the nearest whole number. Before scheduled payments start, your beneficiary may choose a shorter payment period than the one we determine, but a payment period must be at least 15 years (for beneficiaries of Investment Edge(R) contracts) or 10 years (for beneficiaries of Investment Edge(R) Select and Investment Edge(R) ADV contracts).

..   Your beneficiary may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply.

This version of Income Edge BA is described in more detail in "Income Edge Beneficiary Advantage for NQ contracts only" in the "Payment of death benefit" section of the Prospectus.

Features of the version of Income Edge BA available for election by beneficiaries under an Inherited NQ contract include the following:

..   We will determine a payment period at the time that scheduled payments are due to begin. The payment period is based on the Inherited NQ contract owner's life expectancy. The Inherited NQ contract owner may select a shorter payment period, which will generally result in larger payments.

..   The Inherited NQ contract owner may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply.

This version of Income Edge BA is described in more detail in "Inherited NQ beneficiary payout contract" in the "Contract features and benefits" section of the Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options. We treat scheduled payments under any form of Income Edge payment program in the same manner. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal (or, if applicable, Income Edge scheduled payment) required or the total amount as applicable will be withdrawn from amounts in the dollar cost averaging program (if any). A partial withdrawal (or, if applicable, an Income Edge payment program scheduled payment) from amounts in the dollar cost averaging program (if any) will not terminate the dollar cost averaging program.

If you direct us to subtract an automated withdrawal (systematic withdrawals, substantially equal withdrawals, or lifetime required minimum distribution withdrawals) from specific variable investment option(s), and the value in the selected investment option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all other investment options in the contract on the business day after the withdrawal was scheduled to occur. All subsequent automated withdrawals will be processed on a pro-rata basis from all other investment options.

For non-automated lump sum withdrawals (i.e., partial withdrawals), if you direct us to subtract such a withdrawal from specific investment option(s) and the value in the selected investment option(s) is less than the requested withdrawal amount, the request will not be processed and we will ask you to amend the request before it can be processed.

EFFECT OF WITHDRAWALS ON YOUR PROTECTED PREMIUM DEATH BENEFIT
(NOT APPLICABLE IF YOU HAVE ELECTED AN INCOME EDGE PAYMENT PROGRAM)

If you elected the PPDB, all withdrawals from your contract, whether partial withdrawals, systematic withdrawals, substantially equal withdrawals, or lifetime required minimum distribution withdrawals,

                             ACCESSING YOUR MONEY
will reduce your PPDB on a pro rata basis. See "Protected premium death benefit" in "Contract features and benefits" earlier in this Prospectus for more information.

WITHDRAWALS TREATED AS SURRENDERS
(NOT APPLICABLE TO SCHEDULED PAYMENTS UNDER ANY FORM OF INCOME EDGE)

If you request to withdraw more than 90% of a contract's current cash value, or if your account value is reduced to zero as a result of a withdrawal, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if you make a withdrawal that would result in a cash value of less than $500. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. You may also surrender your contract while an Income Edge payment program is in effect.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1)the NYSE is closed or restricts trading,


(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made to a bank account designated by you or by check which will be mailed to you (or the payee named in a tax-free exchange) by U.S. mail, if you request that we do so subject to any charges. We can also send any payment to you by using an express delivery or wire transfer service (subject to applicable charges; see "Charges and Expenses" later in this Prospectus).

SIGNATURE GUARANTEE

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

..   disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;


..   any disbursement requested within 30 days of an address change;

..   any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and


..   any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A NOTARY PUBLIC CANNOT PROVIDE A MEDALLION SIGNATURE GUARANTEE. NOTARIZATION WILL NOT SUBSTITUTE FOR A MEDALLION SIGNATURE GUARANTEE.

YOUR ANNUITY PAYOUT OPTIONS
(NOT APPLICABLE WHEN ANY VERSION OF INCOME EDGE HAS BEEN ELECTED, OR TO INHERITED IRA OR INHERITED NQ CONTRACTS)

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below. For NQ contracts, see "Income Edge Payment Program" earlier in this section for details regarding the Income Edge payment program.

Deferred annuity contracts such as Investment Edge(R) provide for conversion to annuity payout status at or before the contract's "maturity date". This is called "annuitization". Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value.

You may choose to annuitize your contract at any time, which generally is at least 13 months after the contract issue date. Please see Appendix III later in this Prospectus for information on state variations. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Investment Edge(R) contract at the time of annuitization, the form of the annuity

                             ACCESSING YOUR MONEY
payout option you elect and the annuity purchase rate to which that value is applied, as described below. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with 60 days advance written notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. For example, assume the contract owner is a 70-year old male and contributes $100,000. Seven years later we announce a change in the guaranteed annuity purchase rate. After this change, the contract owner contributes $45,000. At age 85, the contract owner elects to annuitize the contract. At this time the annuity account value is $260,000, of which $200,000 is attributable to the initial contribution and $60,000 is attributable to the subsequent contribution. Assume the guaranteed annuity purchase rate at the time the contract was issued was 5.63 per $1,000. After the change, the guaranteed annuity purchase rate is 4.79 per $1,000. The guaranteed monthly payment when the contract is annuitized would be $1,413.40 (=200,000 x 5.63 / 1,000 + 60,000 x 4.79 / 1,000).

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

You can currently choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

-------------------------------------------------------------
Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
-------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here, including non-life contingent annuities. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Investment Edge(R) series contract.

For Investment Edge(R) contracts, there is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts, as described in "Partial Annuitization" in "Tax Information", is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We currently do not offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Partial annuitization is available until your annuity maturity date. See "How withdrawals are taken from your account value" earlier in this section.

For NQ contracts, any partial annuitization must take place prior to election of the Income Edge payment program. In that case, only the cost basis for the portion of the contract that has not been annuitized will be available under the Income Edge payment program. See "Income Edge Payment Program" earlier in this section.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

                             ACCESSING YOUR MONEY

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date. Please see Appendix III later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is the Life annuity with period certain not to exceed 10 years.

Any death benefit you had under your contract will no longer be in effect. You will not be permitted to make any additional withdrawals.

Please see Appendix III later in this Prospectus for variations that may apply in your state.

                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administrative charge

..   A distribution charge

We may also deduct the following charges from your account value. If we deduct these charges from your variable investment options we reduce the number of units credited to your contract:

..   On each contract date anniversary (or, for NQ contracts where an Income
    Edge payment program has been elected, the Income Edge Anniversary Date) -- the Contract Maintenance Fee, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   At the time annuity payments are to begin including, for NQ contracts,
    Income Edge payment program scheduled payments -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

..   Charge for third-party transfer or exchange.

..   Special services charges (if applicable).

..   Duplicate Annual and/or Quarterly Statement of Account or Annual Payout
    Statement charge (if applicable).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Investment Edge(R) series:

   Investment Edge(R):         0.70%
   Investment Edge(R) Select:  0.75%
   Investment Edge(R) ADV:     0.20%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the Contract Maintenance Fee described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Investment Edge(R):         0.30%
   Investment Edge(R) Select:  0.30%
   Investment Edge(R) ADV:     0.10%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Investment Edge(R):         0.10%
   Investment Edge(R) Select:  0.20%
   Investment Edge(R) ADV:     0.00%

We sometimes refer to the total amount of Separate account annual expenses as the "Contract fee". You may be eligible for a reduction in the Contract fee. See "Breakpoint Credit" in "Contract features and benefits" for more information.

ANNUAL FUND FACILITATION FEE. We may deduct a fund facilitation fee in order to make certain variable investment options available under the contract. The fee applies to variable investment options that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets.

                             CHARGES AND EXPENSES

The fee is based on the net assets in each variable investment option for which we specify that the fee applies. It is expressed as an annual percentage rate and is deducted daily from the unit value of the applicable variable investment option.

If the contract is surrendered or annuitized (not including election of an Income Edge payment program) or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If your account value is insufficient to pay this charge, your contract will terminate without value.

Currently, we do not charge this fee for any variable investment option that we offer.

ACCOUNT VALUE CHARGES

CONTRACT MAINTENANCE FEE. We will deduct a $50 dollar charge on any contract date anniversary on which your account value is less than $50,000. This charge will no longer apply to NQ contracts following Income Edge election, even if your account value falls below $50,000. This charge is intended to compensate us for the cost of providing administrative services in connection with your contract.

We will deduct this charge from your value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge (as applicable) from amounts in the dollar cost averaging program (if any).

If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. In addition we reserve the right, at any time but always with prior notice, to charge for any transfers in excess of 12 per contract year (or, for NQ contracts where an Income Edge payment program has been elected, per Annual Payout Period).

In the event that such a charge is imposed, it will be subject to the following:

..   We reserve the right to waive such charge for transfers requested electronically.

..   The charge will never exceed $35 and will be assessed at the time that the transfer is processed.

..   For the purposes of this charge, all transfers made on the same business day as to a particular contract will be considered one transfer.

..   Any transfer charge will be deducted from the investment option(s) from which the transfer was made.

..   No charge will be imposed for transfers made in connection with the dollar cost averaging program.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. This charge will be deducted from the amount you request. We reserve the right to increase this charge to a maximum of $125. Please see Appendix III later in this Prospectus for variations in your state.

DUPLICATE ANNUAL AND/OR QUARTERLY STATEMENT OF ACCOUNT OR ANNUAL PAYOUT STATEMENT CHARGE. Currently, we do not charge for providing a duplicate copy of your Annual or Quarterly Statement of Account or Annual Payout Statement. However, we reserve the right to impose such a charge, regardless of whether you are enrolled in electronic delivery or whether the request is for an electronic or hard copy duplicate of the applicable document. Any such charge would be deducted from your account value in the variable investment options at the time of the request on a pro rata basis.

WITHDRAWAL CHARGE
(FOR INVESTMENT EDGE(R) CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in this Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions.

                             CHARGES AND EXPENSES

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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              WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                             1   2   3   4   5     6+
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Investment Edge(R)                                           6%  6%  5%  4%  3%  0%/(1)/
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(1)Charge does not apply in the 6th and subsequent contract years following contribution.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix III later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

We offer two versions of the contract that do not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. For NQ contracts, following election of an Income Edge payment program, the amount is determined using your account value at the beginning of each Annual Payout Period. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contsract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

SUBSTANTIALLY EQUAL WITHDRAWALS. For Investment Edge(R) contracts, substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge. See "Substantially equal withdrawals" in "Accessing your money" earlier in this Prospectus for more information.

INCOME EDGE. Payments made under any form of Income Edge payment program that we offer are not subject to withdrawal charges.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you(1) meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

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(1)When used in this section, "you" means (a) for single owner contracts, the owner; (b) for jointly owned contracts, the older owner; (c) for contracts with non-natural owner(s) and a single annuitant, the Annuitant; and (d) for contracts with non-natural owner(s) and joint annuitants, the older annuitant.

                             CHARGES AND EXPENSES

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. For NQ contracts, we also deduct this charge from your account value as of the date that you elect an Income Edge payment program. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Please call our processing office for more information.

FEE-BASED EXPENSES (INVESTMENT EDGE(R) ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Investment Edge(R) ADV contract to pay those expenses will be treated like any other withdrawal.

PROTECTED PREMIUM DEATH BENEFIT CHARGE

If you elect the Protected premium death benefit (PPDB), we deduct a charge annually on each contract date anniversary for which the benefit is in effect. This charge is calculated daily as a percentage of your Net Amount at Risk
(NAR) and varies according to your age as of your most recent contract date anniversary. For jointly owned contracts, we look to the age of the older joint owner when determining the charge. The following table shows the current and maximum annual charges for the benefit:

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               CURRENT     MAXIMUM            CURRENT     MAXIMUM
               ANNUAL      ANNUAL             ANNUAL      ANNUAL
               CHARGE      CHARGE             CHARGE      CHARGE
 AGE           (% OF NAR)  (% OF NAR)   AGE   (% OF NAR)  (% OF NAR)
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(less or =)65  0.6%        1.2%        89     12.0%       24.0%
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66-70          1.2%        2.4%        90     13.5%       27.0%
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71-75          1.8%        3.6%        91     14.5%       29.0%
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76-80          3.6%        7.2%        92     16.0%       32.0%
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81-85          7.2%        14.4%       93     17.0%       34.0%
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86             9.0%        18.0%       94     18.5%       37.0%
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87             10.0%       20.0%       95     20.0%       40.0%
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88             11.0%       22.0%
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The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table. We reserve the right to increase the charges for this benefit up to the maximum charges shown above.

NET AMOUNT AT RISK: On each day of your contract, your NAR is equal to (A) minus (B), where:

(A) equals your Protected premium death benefit base; and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

There will be no accrued charge for the PPDB for any day on which your NAR is less than or equal to zero.

The charge for a non-business day will be determined using the NAR calculated for the immediately following business day.

We will deduct the PPDB charge from your account value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge (as applicable) from amounts in the dollar cost averaging program (if any). If on any date other than the contract date anniversary your contract is surrendered or annuitized, the Income Edge Effective Date, a death benefit is paid, or the PPDB is terminated, we will deduct the cumulative accrued charge for that year from your account value.

For an example of how the PPDB and the PPDB charge are calculated, see "Appendix VII: Protected premium death benefit example."

SPOUSAL CONTINUATION. If either (a) the surviving younger spouse under a spousal joint owner contract or (b) the sole spousal beneficiary of a single owner contract elects to continue their contract in which the PPDB had been elected, and that spouse is eligible to continue the PPDB, we will use the surviving spouse's age as of the anniversary preceding the date of claim as the determining age for calculating the initial daily PPDB charge. Any accrued PPDB charge as of the date of claim will be deducted from the account value on that date. Thereafter, the PPDB charge will be deducted from the account value on each contract date anniversary. If the surviving spouse decides to terminate the PPDB on the date of claim, any accrued PPDB charges up until the date of claim will be deducted from the account value (prior to any reset) on the next contract date anniversary. See "Spousal continuation" in "Payment of death benefit" for more information about spousal continuation options.

OTHER IMPORTANT CONSIDERATIONS

..   If you have a positive NAR, in a rising market your account value may eventually increase to the point where your NAR reaches zero. As long as your NAR stays at zero you will not be charged for the PPDB.

..   If your account value declines, whether due to withdrawals, the deduction of fees and/or poor market performance, and you have a positive NAR, the dollar amount of the PPDB charge increases. Furthermore, if your account value continues to decline, the fee will represent an increasing percentage of your account value and could substantially reduce your remaining account value.

..   LOW ACCOUNT VALUE. If your account value is low, deduction of the charge on your contract anniversary, together with any other charges deducted that day, will further deplete your account value. Furthermore, if on any Business Day your account value, including any accrued but unpaid
    Breakpoint Credit, is less than or equal to the accrued but unpaid amount of the charge for the PPDB, your contract, including the PPDB, will terminate without value and you will lose all your rights and benefits under the

                             CHARGES AND EXPENSES
   contract, including the PPDB. If your account value is low, we recommend speaking to your financial adviser about possible options available to you, including (a) ceasing withdrawals, (b) dropping the PPDB and/or (c) making additional contributions (if permitted under your contract).

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. A beneficiary change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We are not liable for any payments we make or actions we take before we receive the change. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary. For NQ contracts where an Income Edge payment program has been elected with the Joint Election payment method, the joint owner, successor owner, or joint annuitant, as applicable, supersedes any inconsistent beneficiary designations. This means that a previous beneficiary designation may be invalidated.

The death benefit is equal to your account value (the standard death benefit) or, if elected, the Protected premium death benefit. We determine the amount of the death benefit as of the date we receive satisfactory proof of the owner's or older joint owner's, if applicable, death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require ("date of claim"). Payment of the death benefit terminates the contract.

If there are multiple beneficiaries, any accrued Breakpoint Credit, the Contract Maintenance Fee (if applicable) and, if the Protected premium death benefit was in effect at the time of your death, any accrued Protected premium death benefit charge will be applied pro rata to each beneficiary's portion of the death benefit payment.

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WHEN WE USE THE TERMS OWNER AND JOINT OWNER, WE INTEND THESE TO BE REFERENCES
TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death (the "1-year rule"), which payment may not occur if the beneficiary has failed to provide all required information before the end of that period,
(ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and
(iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. See "Special Rules for NQ contracts when Income Edge or Income Edge Early Retirement Option is in effect" later in this section for more information regarding special rules applicable to such contracts.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option. For NQ contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For NQ contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner of an NQ contract and your spouse is the sole primary beneficiary, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option;

..   elect Income Edge Beneficiary Advantage, as discussed below; or

..   for traditional and Roth IRA contracts, roll the death benefit proceeds over into another similar arrangement.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the account

                           PAYMENT OF DEATH BENEFIT
value as of the date your spouse's new contract is issued . This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

NON-SPOUSAL SINGLE OWNER CONTRACT CONTINUATION

For single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death, continue the contract under the Beneficiary Continuation option or elect Income Edge Beneficiary Advantage. If the Protected premium death benefit (PPDB), if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues, withdrawal charges, if applicable under your contract, will no longer apply, the PPDB (and associated charge) is terminated and no additional contributions will be permitted. Any such election must be made in accordance with our rules at the time of death.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must generally be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the terms of the supplemental contract supersede the terms of the contract.

If the older owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year;
(3) continue the contract for up to five years; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues, withdrawal charges, if applicable under your contract, will no longer apply, the PPDB (and associated charge) is terminated and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take the death benefit as a lump sum payment; (2) annuitize within one year;
(3) continue the contract for up to five years; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the contract continues (other than under the Beneficiary continuation option or through an election of Income Edge Beneficiary Advantage), withdrawal charges, if applicable under your contract, will continue to apply and no additional contributions will be permitted. The PPDB, if any, will remain in effect based on the older owner's age, and becomes payable to the beneficiary if the older owner dies within five years. Charges for the PPDB will continue to apply. If Income Edge Beneficiary Advantage is elected, the PPDB, if any, will be terminated on the Income Edge Effective Date, and any accrued PPDB charge will be deducted on that date.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In addition, where such a contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For jointly owned NQ contracts where an Income Edge payment program has not been elected or, if elected, payments have not yet begun, if the YOUNGER spouse dies first no death benefit is paid, and the contract continues as follows:

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   The withdrawal charge schedule, if applicable, remains in effect.

..   The Protected premium death benefit, if any, will remain in effect based on the older spouse's age, and charges for the PPDB will continue to apply.

..   An Income Edge payment program may be elected at any time so long as the eligibility rules for the feature are satisfied.

For jointly owned NQ contracts where an Income Edge payment program has not been elected or, if elected, payments have not yet begun, if the OLDER spouse dies first, the surviving owner can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB.

If the contract continues under the Spousal continuation option:

..   The surviving spouse becomes the sole owner. If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

..   If the surviving spouse is age 86 or older, election of an Income Edge payment program is not available. A surviving spouse aged 86 or older who wishes to elect Income Edge should consider electing Income Edge Beneficiary Advantage instead of Spousal continuation.

                           PAYMENT OF DEATH BENEFIT

..   If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract. If the annuitant was neither the deceased or the surviving spouse, the surviving spouse can elect to become the annuitant and supersede the named annuitant. Alternatively, the surviving spouse can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   The PPDB, if any, will remain in effect if on the date of the older spouse's death the surviving spouse is 95 or younger. For details of how we calculate charges for the PPDB under joint owner spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses".

..   Withdrawal charges, if applicable under the contract, will no longer apply to the account value on the date of the older spouse's death, but they will apply to the amount of any subsequent contributions by the surviving spouse.

For single owner NQ contracts with a SOLE SPOUSAL BENEFICIARY where Income Edge or Income Edge Early Retirement Option has not been elected or, if elected, payments have not yet begun, the sole spousal beneficiary can (1) take the death benefit as a lump sum payment within five years of the deceased owner's death; (2) annuitize within one year; (3) continue the contract (but only if age 85 or younger on the date of death of the deceased owner) under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB.

If the contract continues under the Spousal continuation option:

..   The sole spousal beneficiary becomes the sole owner. If the deceased owner was also the annuitant, the sole spousal beneficiary becomes the annuitant.

..   If the deceased owner was a joint annuitant, the contract will become a single annuitant contract. If the deceased owner was not the annuitant, the sole spousal beneficiary can elect to become the annuitant and supersede the named annuitant. Alternatively, the sole spousal beneficiary can allow the named annuitant to remain on the contract and instead become the annuitant upon the death of the named annuitant.

..   A sole spousal beneficiary who is age 85 or younger can elect Income Edge
    Beneficiary Advantage at any time prior to age 86, rather than having to make such election within 9 months of the date of death. For information about Income Edge Beneficiary Advantage, see "Income Edge Beneficiary Advantage for NQ contracts only" later in this section.

..   The PPDB, if any, will remain in effect if on the date of the deceased owner's death the sole spousal beneficiary is 85 or younger. For details of how we calculate charges for the PPDB under spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses".

..   Withdrawal charges, if applicable under the contract, will no longer apply to the account value as of the date of the deceased spouse's death, but they will apply to the amount of any subsequent contributions by the sole spousal beneficiary.

NON-NATURAL OWNER WITH SPOUSAL JOINT ANNUITANTS. For contracts with a non-natural owner and spousal joint annuitants:

..   If the younger spouse dies first, no death benefit is payable. The contract, including the PPDB (if elected), continues unchanged and withdrawal charges (if applicable) will continue to apply.

..   If the older spouse dies first, the surviving younger spouse can (1) take the death benefit as a lump sum payment; (2) annuitize within one year; (3) continue the contract under the Spousal continuation option; (4) continue the contract under the Beneficiary continuation option; or (5) elect Income Edge Beneficiary Advantage. If the PPDB, if any, was greater than the account value on the date of claim, then we will reset the account value to equal the PPDB. If the contract continues under the spousal continuation option, the PPDB, if any, will remain in effect if on the date of the older spouse's death the surviving spouse is 95 or younger. For details of how we calculate charges for the PPDB under spousal continuation, see "Protected premium death benefit charge" in "Charges and expenses". If Income Edge Beneficiary Advantage is elected, the PPDB, if any, will be terminated on the Income Edge Effective Date, and any accrued PPDB charge will be deducted on that date.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts. For NQ contracts, where Income Edge or Income Edge Early Retirement Option has not been elected or, if elected, payments have not yet begun, this feature permits a designated individual, on the contract owner's death, to either:

..   maintain a contract with the deceased contract owner's name on it and receive distributions under the contract; or

..   elect Income Edge Beneficiary Advantage,

instead of receiving the death benefit in a single sum. Each of these options is described below.

Please speak with your financial professional for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin

                           PAYMENT OF DEATH BENEFIT
by December 31st of the calendar year in which you would have reached age
70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner has not elected Income Edge or Income Edge Early Retirement Option and dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. In addition, this feature may be available following election of Income Edge or Income Edge Early Retirement Option if the NQ contract owner dies before the first Income Edge or Income Edge Early Retirement Option scheduled payment is made. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

If you are interested in electing an Income Edge payment program, please see "Income Edge Beneficiary Advantage for NQ contracts only" later in this section.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

..   All payments are taxable to the extent there are gains remaining in the contract.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

                           PAYMENT OF DEATH BENEFIT

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the 10% free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, and any need for immediate income.

INCOME EDGE BENEFICIARY ADVANTAGE FOR NQ CONTRACTS ONLY. The Income Edge Beneficiary Advantage payment option is a form of Income Edge payment program available under NQ contracts in the circumstances described below. We also offer a version of Income Edge Beneficiary Advantage under the Inherited NQ contract, which is a contract we offer to individual beneficiaries under nonqualified deferred annuity contracts issued by other insurance companies for the purpose of making post-death payments on the death of the holder. See "Inherited NQ beneficiary payout contract" in "Contract features and benefits" earlier in this Prospectus.


Under the Income Edge Beneficiary Advantage death benefit option for the Investment Edge(R) NQ contract ("Income Edge BA"), we take into account the cost basis in calculating and reporting income amounts for "scheduled payments" (as described below) we make to your beneficiary. A portion of each scheduled payment is a return of the cost basis in the contract and thus excludable from taxes.


The conditions for electing Income Edge BA are as follows:

..   The deceased NQ contract owner cannot have previously elected Income Edge,
    Income Edge Early Retirement Option, or any other annuity payout option. However, Income Edge BA may be available following election of Income Edge or Income Edge Early Retirement Option if the NQ contract owner dies before the first scheduled payment is made under Income Edge or Income Edge Early Retirement Option.


..   Income Edge BA is available only to beneficiaries who are individuals. This option is available whether or not the owner and the annuitant are the same person. For example, if an Investment Edge(R) NQ contract is owned by a trust and the annuitant dies, Income Edge BA is available for a beneficiary who is an individual, as the primary annuitant is treated as the owner for purposes of triggering required payments.


..   Income Edge BA is intended only for beneficiaries who plan to take payments at least annually over a period measured by their life expectancy. We call these "scheduled payments." Scheduled payments must begin no later than one year after the death of your death (the "Required Payment Starting Date"). Beneficiaries who do not want to take scheduled payments at least annually and prefer to wait up to five years after your death to withdraw the entire amount of their death benefit should instead consider the Beneficiary continuation option for NQ contracts as discussed earlier in this section.

..   Income Edge BA must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

..   There are no minimum age restrictions for a beneficiary's election of
    Income Edge BA. A surviving spouse must be age 85 or younger under a single life contract, or 95 or younger under a joint life contract, to elect Income Edge BA.


..   The account value from the Investment Edge(R) NQ contract allocated to your beneficiary must be (a) at least $50,000 and (b) greater than the corresponding cost basis allocated to your beneficiary.

..   If your Investment Edge(R) NQ contract was issued in whole or in part from a Section 1035 exchange from another nonqualified deferred annuity contract (or life insurance policy), Income Edge BA is not available to any of your beneficiaries unless we have received all Section 1035 exchange contributions and at least some related cost basis information from the issuing insurance company or companies. If we have not received complete cost basis information at least three months prior to the Required Payment Starting Date, an Income BA election will not take effect and the contract will continue with the "Beneficiary continuation option for NQ contracts" payment option.

If there are multiple beneficiaries under an Investment Edge(R) NQ contract, the account value is split among the beneficiaries in accordance with your instructions, and we treat the separate shares of each beneficiary as a separate contract for the purpose of determining whether Income Edge BA is available.

We do not need to receive Income Edge BA elections from all eligible beneficiaries before we commence payments. Each eligible beneficiary can submit his/her own election. If the conditions for Income Edge BA are met, we will establish a supplementary payout contract for that beneficiary based on his/her own life expectancy. The supplementary payout contract will be issued in the beneficiary's name with your name on it to reflect the status of the supplementary contract as a beneficiary payout contract. We will also allocate the cost basis of your Investment Edge(R) contract to the supplementary payout contracts in proportion to each beneficiary's share of the account value of your Investment Edge(R) contract.


We may impose a charge approximating premium tax in certain states on the election of Income Edge BA.

If the conditions for electing Income Edge BA are met:

..   PAYMENT PERIOD. We will determine a payment period at the time that scheduled payments begin. We will not use the life expectancy of more than one individual to determine the payment period. The payment period is based on your beneficiary's age, using an IRS table for post-death payments and rounding down to the nearest whole number. Before scheduled payments start, your beneficiary may choose a shorter payment period than the one we determine, but a payment period must be at least 15 years (for beneficiaries of Investment Edge(R) contracts) or 10 years (for beneficiaries of Investment Edge(R) Select and Investment Edge(R) ADV contracts). However, if your beneficiary's life expectancy period is shorter than the applicable 15- or 10-year minimum, we will use the shorter life expectancy period.

                           PAYMENT OF DEATH BENEFIT

..   Your beneficiary must receive scheduled payments at least annually, but can elect to receive scheduled payments monthly or quarterly.

..   We will make the first scheduled payment no later than the Required Payment
    Starting Date. Your beneficiary can choose a date to start scheduled payments earlier than the Required Payment Starting Date, as long as we have all information we need to start scheduled payments on the earlier date.

..   The amount of the first scheduled payment is determined by dividing the account value as of the date payments start by the payment period as determined above. Each subsequent annual scheduled payment is determined by dividing the remaining account value as of the contract anniversary date by the initial payment period reduced by 1 for each subsequent year.

..   Payment amounts are taken on a pro rata basis from your variable investment options.

..   Your beneficiary may make transfers among the variable investment options.

..   Once scheduled payments begin, they cannot be stopped until the account value falls to zero.

..   No other form of payout or annuity benefit is available after Income Edge
    BA is elected.

..   PARTIAL WITHDRAWALS. Your beneficiary may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Unlike Income Edge BA scheduled payments, no portion of such withdrawals will represent a return of cost basis in the contract, and thus will not affect the Tax-Free Amount applicable to subsequent Income Edge BA scheduled payments. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   Change of ownership of the supplementary contract is not permitted after
    Income Edge BA is elected.

..   At the death of a beneficiary who has elected Income Edge BA, the spousal continuation and beneficiary continuation options are not available. We will continue scheduled payments to a successor beneficiary chosen by your beneficiary. The successor beneficiary has the same rights as your beneficiary to take partial withdrawals in addition to scheduled payments and to fully surrender (redeem) the contract. If there is more than one individual or entity chosen by your beneficiary to be a successor beneficiary, we will make payments in equal shares unless your beneficiary had instructed us in writing to pay one or more successor beneficiaries in a different manner.

SPECIAL RULES FOR NQ CONTRACTS WHEN INCOME EDGE OR INCOME EDGE EARLY RETIREMENT OPTION IS IN EFFECT

For NQ contracts where Income Edge or Income Edge Early Retirement Option has been elected prior to the owner's death, the following rules apply upon the death of the owner:

..   Any successor owner or joint annuitant named in connection with the election of Income Edge will supersede any inconsistent designated beneficiary.

..   If the owner dies after the first scheduled payment under Income Edge or
    Income Edge Early Retirement Option is made, scheduled payments will continue and will be made to the beneficiary on the same schedule as they would otherwise have been made.

..   The beneficiary (including a joint owner, successor owner, or joint annuitant, as applicable) may instead surrender the contract and take a lump sum payment of the account value.

..   For contracts with named or designated multiple beneficiaries, each beneficiary must choose, as to their share of the proceeds of the contract, whether to (i) continue receiving scheduled payments; or (ii) surrender the contract and take a lump sum payment. Each beneficiary will be able to claim their proportionate share of the Tax-Free Amount remaining at the time that all required paperwork for their election is received in good order.

Scheduled payments under Income Edge or Income Edge Early Retirement Option will continue to be made to the deceased owner until all required paperwork from the beneficiary is received in good order. In the case of multiple beneficiaries, scheduled payments to the deceased owner will continue and be adjusted accordingly until all required paperwork has been received in good order from each beneficiary. Until claimed by the appropriate beneficiary, contract proceeds will remain invested as they were at the time of the owner's death, and will thus be subject to market performance during that time.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Investment Edge(R) series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ (including for this purpose Inherited NQ), traditional IRA, Roth IRA (including for this purpose both types of Inherited IRA), or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect. See Appendix IV at the end of this Prospectus for a discussion of QP contracts.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional contract benefits may include, but are not limited to, guaranteed death benefits. Currently we believe that these provisions would not apply an Investment Edge(R) contract because of the type of benefits provided under the contract.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under an Investment Edge(R) series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Except as provided in "Income Edge" later in this section (including for this purpose "Income Edge Early Retirement Option"

                                TAX INFORMATION
and "Income Edge Beneficiary Advantage"), we do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free portion in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies for partial annuitizations.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

INCOME EDGE PAYMENT PROGRAM

The Income Edge payment program is a form of variable annuity payout discussed previously in "Income Edge Payment Program" in the "Accessing your money" section of the Prospectus. An Income Edge payment program is intended to annuitize amounts over a specified period of time. Unlike traditional forms of annuitization, an Income Edge payment program allows for a mode of annuitization that provides continuing access to the contract's account balance.

INCOME EDGE. Under the standard form of Income Edge payment program, the payment period is generally determined at the time that Income Edge is elected based on your (and a joint annuitant's, if applicable) age. The account value is then divided by the Annual Payout Periods remaining in the payment period to compute that Annual Payout Period's payout amount. All amounts in the contract are fully distributed under Income Edge by the end of the payment period, if not sooner. You are permitted to select a shorter payment period.

Federal tax law requires that once pay-outs have begun:

..   the Tax-Free Amount will be a fixed dollar amount that will not change from year to year (it will be determined at the time of election) and will be reported on IRS form 1099-R each year;

..   no further contributions are permitted;

..   once the pay-out starts, it cannot be stopped (except upon surrender or redemption of the contract, if permitted); and

..   Section 1035 exchanges are not available (inbound or outbound).

We believe that the Income Edge variable annuity payout feature complies with current Federal tax law requirements. Although a ruling is not required as a pre-condition for treating Income Edge as a variable payout annuity, we have received a private letter ruling from the IRS confirming our belief.

INCOME EDGE EARLY RETIREMENT OPTION. The payment period for Income Edge Early Retirement Option ("Income Edge ERO") is determined

                                TAX INFORMATION
based on your age at the time that Income Edge ERO is elected, with reference to an IRS table and rounding down to the nearest whole number. Also, you are not permitted to select a shorter payment period or use more than one individual's life expectancy to determine the payment period. Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge ERO, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge ERO payout methodology constitutes a series of "substantially equal periodic payments" within the applicable requirements of Section 72(q) of the Code and therefore complies with current federal tax law requirements applicable to variable annuity payouts.


INCOME EDGE BENEFICIARY ADVANTAGE. Whether your beneficiary elects Income Edge Beneficiary Advantage ("Income Edge BA") as a death benefit option under Investment Edge(R), as described in the "Payment of death benefit" section of the Prospectus, or you elect Income Edge BA under an Inherited NQ beneficiary payment contract, as described in the "Contract features and benefits" section of the Prospectus, the Income Edge BA payment period is determined at the time that required payments after the death of the contract holder begin. The payment period is based on the recipient's age at the time that Income Edge BA payments begin, using an IRS table for post-death payments and rounding down to the nearest whole number. The recipient may select a shorter payment period, but is not permitted to use more than one individual's life expectancy to determine payment period. Even though the private letter ruling we received from the IRS in connection with the standard form of Income Edge does not specifically address Income Edge BA, we believe, based on our review and interpretation of applicable federal tax law, that the Income Edge BA payout methodology constitutes a series of "substantially equal periodic payments" over a "period not extending beyond the life expectancy" of a beneficiary within the applicable requirements of 72(s) of the Code and therefore complies with current federal tax law requirements applicable to post-death payouts from variable annuity contracts.


UNRECOVERED TAX-FREE AMOUNT IN A GIVEN YEAR. We report Tax-Free Amount on IRS Form 1099-R each year. If the scheduled payment amount in any year is less than the Tax-Free Amount this results in unrecovered Tax-Free Amount or a "loss in basis" for that year. The unrecovered Tax-Free Amount may be used later by making an election on a personal income tax return; however, the Tax-Free Amount reported by us in following years will not change. IRS Publication 939 (GENERAL RULE FOR PENSIONS AND ANNUITIES) provides an explanation and example of how to elect to re-compute your tax-free annuity amounts.

We will notify you of any unrecovered cost basis in loss years (and every year thereafter) so you can take appropriate action in consultation with an independent tax advisor on your tax return and amortize the unrecovered amounts over the remaining payment period.

Any "unrecovered Tax-Free Amount" must be used by the end of the payment period by amortizing it over the payments from this contract.

If you completely surrender the contract before the end of the payment period and you have a loss, you may be able to report it as an ordinary loss on your tax return. You should discuss this with your tax advisor.

PARTIAL REDEMPTIONS. While an Income Edge payment program is in effect, there is flexibility to take additional amounts after Income Edge scheduled payments begin; however, such amounts are generally fully includable in income as amounts not received as an annuity after the annuity starting date. This is regardless of whether there are any gains in the contract. The Tax-Free Amount for future Income Edge scheduled payments is not recalculated due to a partial redemption. Income Edge scheduled payments will continue as planned; however, a partial redemption may cause future Income Edge scheduled payments to be smaller and that, consequently, could cause Income Edge scheduled payments to be less than the Tax-Free Amount for a given year.


..   The above description also applies to Income Edge Beneficiary Advantage
    (whether elected by your beneficiary as a death benefit option under Investment Edge(R), as described in the "Payment of death benefit" section of the Prospectus, or you elect Income Edge Beneficiary Advantage under an Inherited NQ beneficiary payment contract, as described in the "Contract features and benefits" section of the Prospectus).


..   The above description also applies to Partial withdrawals (redemptions)
    under Income Edge Early Retirement Option. However, if you take a partial withdrawal before (a) you reach age 59 1/2 or (b) regardless of age, if you have not received five full years of scheduled payments, a penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior payments and distributions.

1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

                                TAX INFORMATION

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract. In addition, Income Edge scheduled payments made to a beneficiary after death will receive the same tax treatment as if they were paid to the owner. The same rules apply to Income Edge Early Retirement Option and Income Edge Beneficiary Advantage payments which continue after the death of the owner or beneficiary/owner, as the case may be.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

We believe that the substantially equal withdrawals option and Income Edge Early Retirement Option should each qualify for the substantially equal periodic payment exception. See "Substantially equal withdrawals" and "Income Edge Early Retirement Option" in the "Accessing your money" section earlier in this Prospectus. The substantially equal periodic payment exception may not apply to:

..   The substantially equal withdrawals option if you stop or change the payment pattern before the later of (a) reaching age 59 1/2 or (b) five years after the date of the first distribution.

..   Income Edge Early Retirement Option if you take withdrawals before the later of (a) reaching age 59 1/2 or (b) five years after the date of the first scheduled payment.

IF THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT EXCEPTION DOES NOT APPLY IN EITHER OF THESE CASES, YOU MAY BE LIABLE FOR A PENALTY TAX, INCLUDING AN INTEREST CHARGE FOR THE PRIOR PENALTY AVOIDANCE.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

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INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts are available for all versions of Investment Edge(R) series contracts.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pensions
(SEPs)" later in this section), we have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the Investment Edge(R) series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.


See "Simplified Employee Pensions (SEPs)" later in this section for information about contributions to a SEP-IRA Contract.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation

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under $6,000 married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $6,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the nonworking spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2019 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($7,000 for 2019). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

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..   certain death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2
    ; or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

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The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct AXA Equitable to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum

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distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions

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should not be stopped or changed until after the later of your reaching age
59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."


A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($56,000 after cost-of-living adjustment for 2019). This amount may be further adjusted for cost-of-living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.


Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Investment Edge(R) SEP-IRA contract.

Participating employees who are considering the purchase of an Investment Edge(R) series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Investment Edge(R) series SEP-IRA contract is not a model traditional IRA established on an IRS form. AXA Equitable has applied for an opinion letter that the Investment Edge(R) series SEP-IRA contract may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP. It is not clear whether, or when, the IRS would issue any such opinion letter.

AXA Equitable requires a minimum contribution to purchase an Investment Edge(R) Select or Investment Edge(R) ADV SEP-IRA contract which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Investment Edge(R) series SEP-IRA contract do not permit the Investment Edge(R) series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Investment Edge(R) series SEP-IRA contract. However, if the Investment Edge(R) series SEP-IRA contract owner requests in writing supported by appropriate documentation that either (i) the sponsoring employer has terminated the SEP plan or (ii) the Investment Edge(R) series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Investment Edge(R) series SEP-IRA contract does not accept salary reduction or employer contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Investment Edge(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution required to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution. Subsequent contributions may also be "regular" contributions out of compensation.

                                TAX INFORMATION

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2019, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000 your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "Contributions to Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

                                TAX INFORMATION

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

                                TAX INFORMATION

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect

                                TAX INFORMATION
out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix IV at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account No. 70 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to add variable investment options and to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

                               MORE INFORMATION

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the SEC. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your recurring transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary (or, for NQ contracts where an Income Edge payment program has been elected, an Income Edge Anniversary Date) that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

                               MORE INFORMATION

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

                               MORE INFORMATION

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before (i) annuity payments begin; or (ii) Income Edge or Income Edge Early Retirement Option scheduled payments begin. Transfer of an Inherited NQ contract is not permitted. Transfer of ownership will terminate any Income Edge payment program election that was in effect prior to the transfer. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You may also add an owner to your contact if the new owner is younger than the original owner and (i) your contract had only one owner when issued; and (ii) it is done before annuity payments begin or you elect Income Edge. With respect to ownership transfers and/or assignments in connection with a divorce, you should consider that it may be difficult to effect such transactions following election of an Income Edge payment program. In addition, effectuating such a transfer after election of an Income Edge payment program may have adverse tax consequences. Please consult your tax advisor for more information.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA or QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under Investment Edge(R) series contracts.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract. Collateral assignments are not available after any type of Income Edge or another form of annuity payout is elected. Collateral assignments must be removed before Income Edge or another form of annuity payout is elected. See "Income Edge Payment Program" in "Accessing Your Money" earlier in this Prospectus.

Following a collateral assignment, all withdrawals, distributions and payments are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are

                               MORE INFORMATION
imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

FOR INVESTMENT EDGE(R), AND INVESTMENT EDGE(R) SELECT CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

FOR INVESTMENT EDGE(R) ADV CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

For all contract versions, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

For Investment Edge(R), and Investment Edge(R) Select contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel, which include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT VERSIONS EXCEPT INVESTMENT EDGE(R) ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total Compensation paid to a Selling

                               MORE INFORMATION
broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR INVESTMENT EDGE(R) ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT VERSIONS EXCEPT INVESTMENT EDGE(R)
ADV) AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.


1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services
CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services Inc.
Farmer's Financial Solution


Geneos Wealth Management
Gradient Securities, LLC

H. Beck, Inc.

H.D. Vest Investment Securities, Inc.

Huntleigh Securities Corp.

Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning

Lion Street Financial

LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC
PlanMember Securities Corp.

PNC Investments
Primerica Financial Services, Inc.

Prospera Financial Services

Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Wells Fargo

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $12.52  $13.11  $11.51  $10.72
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------
   Unit value                            $ 9.62      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.53  $10.66  $10.29  $ 9.84
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 5.93  $ 7.65  $ 7.83  $ 6.37
------------------------------------------------------------------------
   Number of units outstanding (000's)        1       2      --      --
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $12.77  $14.51  $12.56  $11.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $11.30  $11.92  $11.26  $10.49
------------------------------------------------------------------------
   Number of units outstanding (000's)        3       3       3       2
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $12.18  $14.47  $12.50  $10.17
------------------------------------------------------------------------
   Number of units outstanding (000's)       13       5      --      --
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $11.41  $11.71  $11.03  $ 9.90
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $13.15  $13.69  $11.59  $10.71
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT MICROCAP
------------------------------------------------------------------------
   Unit value                            $ 8.77      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT MULTI-ALTERNATIVE STRATEGIES
------------------------------------------------------------------------
   Unit value                            $ 9.79      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
------------------------------------------------------------------------
   Unit value                            $ 8.00  $ 9.34  $ 8.36  $ 6.47
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $11.63  $12.35  $11.23  $10.76
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------
   Unit value                            $ 8.15      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------
   Unit value                            $13.27  $14.17  $11.68  $11.06
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------
   Unit value                            $14.92  $15.65  $13.04  $11.89
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
------------------------------------------------------------------------
   Unit value                            $12.00  $13.37  $ 9.84  $ 9.96
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
------------------------------------------------------------------------
   Unit value                            $12.77  $13.60  $11.51  $10.39
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
------------------------------------------------------------------------
   Unit value                            $11.70  $12.28  $11.58  $10.81
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
------------------------------------------------------------------------
   Unit value                            $11.21  $13.28  $11.80  $ 9.49
------------------------------------------------------------------------
   Number of units outstanding (000's)        4      --      --       1
------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------
   Unit value                            $10.08  $10.94      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.97  $12.58  $10.10  $ 9.38
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND
------------------------------------------------------------------------
   Unit value                            $10.16  $10.49  $10.15  $ 9.75
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------
   Unit value                            $12.98  $13.68  $11.84  $10.88
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------
                                                FOR THE YEAR ENDING DECEMBER 31
                                                ----------------------------------
                                                 2018     2017     2016     2015
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                   $13.46   $14.87   $11.38   $11.37
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               1        1        1       --
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                   $11.82   $13.29   $10.61   $10.45
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               2        2        2        1
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                   $15.36   $15.73   $12.92   $11.65
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              14        0        1        1
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
----------------------------------------------------------------------------------
   Unit value                                   $10.18   $11.53   $ 9.27   $ 9.19
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------
   Unit value                                   $10.29   $12.04   $ 9.36   $ 8.93
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              10        6        2        1
----------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                   $12.37   $13.59   $11.45   $10.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                   $11.36   $11.97   $10.81   $10.29
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------
   Unit value                                   $11.85   $12.76   $11.14   $10.41
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------
   Unit value                                   $11.53   $12.28   $10.91   $10.55
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               4        4        4       --
----------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
----------------------------------------------------------------------------------
   Unit value                                   $ 9.89   $ 9.80   $ 9.81   $ 9.83
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                   $13.06   $14.22   $11.62   $10.36
----------------------------------------------------------------------------------
   Number of units outstanding (000's)               2       --       --        1
----------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
----------------------------------------------------------------------------------
   Unit value                                   $ 9.41       --       --       --
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
----------------------------------------------------------------------------------
   Unit value                                   $11.86   $12.11   $ 9.50   $ 9.96
----------------------------------------------------------------------------------
   Number of units outstanding (000's)              --       --       --       --
----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------
   Unit value                            $17.34  $17.93  $13.36  $12.54
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------
   Unit value                            $11.19  $12.78  $10.57  $10.07
------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1      --       1
------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------
   Unit value                            $11.09  $12.03  $10.61  $10.25
------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1       1       1
------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
------------------------------------------------------------------------
   Unit value                            $11.07  $12.17  $10.45  $ 9.66
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
------------------------------------------------------------------------
   Unit value                            $10.83  $11.23  $10.42  $ 9.89
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
CHARTER/SM/ GROWTH
------------------------------------------------------------------------
   Unit value                            $11.07  $12.00  $10.48  $ 9.78
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------
   Unit value                            $10.98  $11.58  $10.47  $ 9.89
------------------------------------------------------------------------
   Number of units outstanding (000's)       11      14      16      18
------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
------------------------------------------------------------------------
   Unit value                            $11.11  $11.88  $10.56  $ 9.91
------------------------------------------------------------------------
   Number of units outstanding (000's)        2       2       2      --
------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------
   Unit value                            $10.32  $11.89  $10.72  $ 8.58
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.09  $12.16  $10.52  $10.45
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $13.05  $13.78  $11.61  $10.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
------------------------------------------------------------------------
   Unit value                            $10.75  $11.04  $10.56  $10.25
------------------------------------------------------------------------
   Number of units outstanding (000's)       18      14       8      18
------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
------------------------------------------------------------------------
   Unit value                            $10.12  $12.09  $ 8.65  $ 7.63
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
------------------------------------------------------------------------
   Unit value                            $10.43  $10.46  $10.29  $10.16
------------------------------------------------------------------------
   Number of units outstanding (000's)        5       5      --      --
------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
------------------------------------------------------------------------
   Unit value                            $11.13  $11.18  $10.84  $ 9.98
------------------------------------------------------------------------
   Number of units outstanding (000's)       11      11       3       2
------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
------------------------------------------------------------------------
   Unit value                            $13.76      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        3      --      --      --
------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------
   Unit value                            $12.44  $13.56  $12.58  $10.70
------------------------------------------------------------------------
   Number of units outstanding (000's)        9      --      --      --
------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------
   Unit value                            $ 9.12      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------
   Unit value                            $14.60  $15.55  $12.94  $11.62
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------
   Unit value                            $10.36  $10.36  $10.25  $10.14
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------
   Unit value                            $ 9.45  $11.19  $ 8.37  $ 7.65
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------
   Unit value                            $15.01  $15.84  $13.13  $11.84
------------------------------------------------------------------------
   Number of units outstanding (000's)       22      14      14       8
------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
------------------------------------------------------------------------
   Unit value                            $13.86      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       20      --      --      --
------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
------------------------------------------------------------------------
   Unit value                            $14.16      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       12      --      --      --
------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------
   Unit value                            $10.13  $10.07  $10.07  $10.06
------------------------------------------------------------------------
   Number of units outstanding (000's)       12       5       5       3
------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------
   Unit value                            $ 9.72  $11.49  $ 9.35  $ 9.18
------------------------------------------------------------------------
   Number of units outstanding (000's)       14      10      10       7
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $11.36      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        4      --      --      --
------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $10.15      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       19      --      --      --
------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------
   Unit value                            $ 5.15      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $13.74      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        3      --      --      --
------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------
   Unit value                            $ 8.86      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------
   Unit value                            $16.32  $16.74  $13.00  $12.26
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------
   Unit value                            $13.26  $14.59  $12.95  $11.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------
   Unit value                            $ 9.08      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        2      --      --      --
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $11.48  $12.70  $ 9.65  $ 9.49
------------------------------------------------------------------------
   Number of units outstanding (000's)        1       1      --      --
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------
   Unit value                            $12.83      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       17      --      --      --
------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $ 8.89      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------
   Unit value                            $12.05      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------
   Unit value                            $13.19  $14.98  $13.01  $10.88
------------------------------------------------------------------------
   Number of units outstanding (000's)        7       6       6       4
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------
   Unit value                            $10.01  $ 9.92  $ 9.91  $ 9.93
------------------------------------------------------------------------
   Number of units outstanding (000's)      293      --      --      --
------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                            $12.57  $14.57  $10.78  $10.80
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       1
------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------
   Unit value                            $11.26  $11.45  $11.16  $10.15
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
------------------------------------------------------------------------
   Unit value                            $10.91      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       18      --      --      --
------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------
   Unit value                            $10.28  $10.22  $10.06  $ 9.89
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------
   Unit value                            $12.47  $14.10  $12.41  $10.32
------------------------------------------------------------------------
   Number of units outstanding (000's)        9      10       8       6
------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------
   Unit value                            $16.44  $16.76  $12.61  $12.48
------------------------------------------------------------------------
   Number of units outstanding (000's)        9       4      --      --
------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
------------------------------------------------------------------------
   Unit value                            $17.51      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        3      --      --      --
------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
------------------------------------------------------------------------
   Unit value                            $11.66  $12.11  $11.40  $ 9.98
------------------------------------------------------------------------
   Number of units outstanding (000's)        7       7       4       8
------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
------------------------------------------------------------------------
   Unit value                            $16.60  $16.07  $12.60  $12.22
------------------------------------------------------------------------
   Number of units outstanding (000's)        1      --      --      --
------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.44  $14.64  $12.18  $10.92
------------------------------------------------------------------------
   Number of units outstanding (000's)        8      10       7       7
------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.22  $11.59  $10.80  $10.03
------------------------------------------------------------------------
   Number of units outstanding (000's)       35      27      --       3
------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.82  $11.35  $10.74  $ 9.86
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $13.27  $14.00  $12.38  $11.11
------------------------------------------------------------------------
   Number of units outstanding (000's)        2      --      --      --
------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
------------------------------------------------------------------------
   Unit value                            $11.15  $12.37  $11.08  $ 9.82
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
------------------------------------------------------------------------
   Unit value                            $11.67  $12.23  $11.18  $ 9.84
------------------------------------------------------------------------
   Number of units outstanding (000's)        5       5      --      --
------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------
   Unit value                            $11.85  $13.08  $12.10  $10.46
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------
   Unit value                            $ 9.56  $10.54  $ 9.72  $11.44
------------------------------------------------------------------------
   Number of units outstanding (000's)        4       4       4      --
------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
------------------------------------------------------------------------
   Unit value                            $15.33  $15.38  $11.88  $12.04
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1
------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
------------------------------------------------------------------------
   Unit value                            $11.19  $12.03  $10.98  $ 9.88
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
INVESCO V.I. HEALTH CARE FUND
------------------------------------------------------------------------
   Unit value                            $13.20  $13.16  $11.42  $12.97
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1
------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------
   Unit value                            $11.09  $11.54  $10.91  $ 9.87
------------------------------------------------------------------------
   Number of units outstanding (000's)        2       2       2       2
------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------
   Unit value                            $10.76  $12.73  $11.23  $10.07
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------
   Unit value                            $12.31      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        2      --      --      --
------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $13.64  $13.62  $11.56  $11.12
------------------------------------------------------------------------
   Number of units outstanding (000's)       17       4       1       1
------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.71  $10.88  $10.56  $10.36
------------------------------------------------------------------------
   Number of units outstanding (000's)       25      25       9       5
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $14.83  $15.58  $13.54  $12.38
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.14  $11.92  $10.23  $ 9.70
------------------------------------------------------------------------
   Number of units outstanding (000's)        3      --      --      --
------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.02  $11.62  $10.44  $ 9.86
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.02  $12.57  $11.54  $10.32
------------------------------------------------------------------------
   Number of units outstanding (000's)       22      19       9       8
------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------
   Unit value                            $14.37  $15.29  $12.46  $11.54
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
------------------------------------------------------------------------
   Unit value                            $14.57  $15.33  $12.49  $11.55
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
MFS(R) VALUE SERIES
------------------------------------------------------------------------
   Unit value                            $13.53  $15.14  $12.94  $11.41
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --       1       3
------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $19.69  $19.31  $13.92  $12.82
------------------------------------------------------------------------
   Number of units outstanding (000's)        1       2      --      --
------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 9.74  $11.77  $ 9.31  $ 9.51
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 9.17  $ 9.87  $ 9.28  $ 9.37
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 5.84  $ 6.82  $ 6.71  $ 5.86
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.31  $11.92  $10.89  $ 9.64
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
------------------------------------------------------------------------
   Unit value                            $10.03  $10.51  $ 9.71  $ 9.37
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       3
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.34  $12.05  $10.61  $10.24
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PIMCO INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.04      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------
   Unit value                            $10.43  $10.56  $ 9.89  $ 9.41
------------------------------------------------------------------------
   Number of units outstanding (000's)        5      --      --      --
------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
------------------------------------------------------------------------
   Unit value                            $11.11  $12.01  $10.45  $ 9.82
------------------------------------------------------------------------
   Number of units outstanding (000's)        2      --      --      --
------------------------------------------------------------------------
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
------------------------------------------------------------------------
   Unit value                            $10.20  $11.10  $10.40  $10.36
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
------------------------------------------------------------------------
   Unit value                            $12.45  $13.11  $10.66  $ 9.71
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 9.92  $10.73  $ 9.45  $ 9.53
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.55  $13.94  $12.08  $10.19
------------------------------------------------------------------------
   Number of units outstanding (000's)        6       5      --      --
------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------
   Unit value                            $10.30  $10.14  $ 9.97  $ 9.72
------------------------------------------------------------------------
   Number of units outstanding (000's)        9      10       4       2
------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
------------------------------------------------------------------------
   Unit value                            $ 9.58  $10.24  $ 9.15  $ 8.62
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.25%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $11.91  $12.60  $11.16  $10.50
------------------------------------------------------------------------
   Number of units outstanding (000's)       65      54      29     212
------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------
   Unit value                            $ 9.59      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.19  $10.41  $10.15  $ 9.80
------------------------------------------------------------------------
   Number of units outstanding (000's)      764     715     254      41
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 5.65  $ 7.35  $ 7.59  $ 6.24
------------------------------------------------------------------------
   Number of units outstanding (000's)      210     196     144     108
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $12.15  $13.94  $12.18  $10.92
------------------------------------------------------------------------
   Number of units outstanding (000's)       76      82      83      71
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $10.76  $11.45  $10.92  $10.27
------------------------------------------------------------------------
   Number of units outstanding (000's)      219     213     197     171
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $11.59  $13.90  $12.13  $ 9.96
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,006   1,072     975     686
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $10.86  $11.25  $10.70  $ 9.70
------------------------------------------------------------------------
   Number of units outstanding (000's)      235     320     257      88
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $12.52  $13.15  $11.25  $10.49
------------------------------------------------------------------------
   Number of units outstanding (000's)       87      93      76      48
------------------------------------------------------------------------
1290 VT MICROCAP
------------------------------------------------------------------------
   Unit value                            $ 8.75      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        1      --      --      --
------------------------------------------------------------------------
1290 VT MULTI-ALTERNATIVE STRATEGIES
------------------------------------------------------------------------
   Unit value                            $ 9.77      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
------------------------------------------------------------------------
   Unit value                            $ 7.61  $ 8.97  $ 8.11  $ 6.34
------------------------------------------------------------------------
   Number of units outstanding (000's)      132     140     123      52
------------------------------------------------------------------------
1290 VT REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $11.07  $11.86  $10.89  $10.54
------------------------------------------------------------------------
   Number of units outstanding (000's)      107     113     107      97
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-------------------------------------------------------------------------------
                                             FOR THE YEAR ENDING DECEMBER 31
                                             ----------------------------------
                                              2018     2017     2016     2015
-------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
-------------------------------------------------------------------------------
   Unit value                                $ 8.13       --       --       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)            3       --       --       --
-------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
-------------------------------------------------------------------------------
   Unit value                                $12.63   $13.62   $11.33   $10.83
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           49       42       40       30
-------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------
   Unit value                                $14.20   $15.04   $12.65   $11.65
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           39       37       37       35
-------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
-------------------------------------------------------------------------------
   Unit value                                $11.52   $12.96   $ 9.63   $ 9.83
-------------------------------------------------------------------------------
   Number of units outstanding (000's)           51       39        9        6
-------------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
-------------------------------------------------------------------------------
   Unit value                                $12.25   $13.18   $11.25   $10.26
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          120       83       73       21
-------------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
-------------------------------------------------------------------------------
   Unit value                                $11.22   $11.90   $11.32   $10.68
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          168      167      167       60
-------------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
-------------------------------------------------------------------------------
   Unit value                                $10.76   $12.87   $11.54   $ 9.37
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          123      135      118       65
-------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------
   Unit value                                $ 9.92   $10.87       --       --
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          330      406       --       --
-------------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
-------------------------------------------------------------------------------
   Unit value                                $10.61   $12.28   $ 9.96   $ 9.34
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          118      107       72       22
-------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND
-------------------------------------------------------------------------------
   Unit value                                $ 9.67   $10.08   $ 9.84   $ 9.55
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          312      251      207      189
-------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
-------------------------------------------------------------------------------
   Unit value                                $12.35   $13.14   $11.48   $10.65
-------------------------------------------------------------------------------
   Number of units outstanding (000's)        2,385    1,550      942      737
-------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
-------------------------------------------------------------------------------
   Unit value                                $12.81   $14.29   $11.04   $11.13
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          291      233      118      107
-------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
-------------------------------------------------------------------------------
   Unit value                                $11.25   $12.77   $10.30   $10.24
-------------------------------------------------------------------------------
   Number of units outstanding (000's)          105       79       84       91
-------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------
                                              FOR THE YEAR ENDING DECEMBER 31
                                              -------------------------------------
                                               2018      2017      2016      2015
-----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
-----------------------------------------------------------------------------------
   Unit value                                 $14.62    $15.11    $12.54    $11.41
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           307       227       203       190
-----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
-----------------------------------------------------------------------------------
   Unit value                                 $ 9.69    $11.08    $ 8.99    $ 9.00
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           273       190       142       151
-----------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-----------------------------------------------------------------------------------
   Unit value                                 $ 9.79    $11.57    $ 9.08    $ 8.75
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           421       317       267       249
-----------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                 $11.77    $13.06    $11.10    $10.34
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           291       218        97        64
-----------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                 $10.81    $11.50    $10.49    $10.08
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)         2,760     2,145     1,837     1,112
-----------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------
   Unit value                                 $11.28    $12.26    $10.81    $10.20
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           829       724       751       501
-----------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------
   Unit value                                 $10.97    $11.80    $10.58    $10.33
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           349       219       222       212
-----------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
-----------------------------------------------------------------------------------
   Unit value                                 $ 9.41    $ 9.42    $ 9.52    $ 9.62
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           125       116        87        79
-----------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                 $12.43    $13.66    $11.28    $10.14
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           251       180       154       155
-----------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
-----------------------------------------------------------------------------------
   Unit value                                 $ 9.39        --        --        --
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)             7        --        --        --
-----------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
-----------------------------------------------------------------------------------
   Unit value                                 $11.29    $11.64    $ 9.22    $ 9.75
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           195       150       141       115
-----------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------
   Unit value                                 $16.50    $17.22    $12.96    $12.29
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)           314       294       196        73
-----------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------
   Unit value                                 $10.64    $12.28    $10.25    $ 9.86
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)            66        60        79        77
-----------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------
   Unit value                            $10.55  $11.56  $10.29  $10.04
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,274   1,340   1,257   1,103
------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
------------------------------------------------------------------------
   Unit value                            $10.54  $11.69  $10.14  $ 9.46
------------------------------------------------------------------------
   Number of units outstanding (000's)      229     200     161     130
------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
------------------------------------------------------------------------
   Unit value                            $10.31  $10.79  $10.11  $ 9.68
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,797   1,708   1,783   1,091
------------------------------------------------------------------------
CHARTER/SM/ GROWTH
------------------------------------------------------------------------
   Unit value                            $10.53  $11.53  $10.16  $ 9.57
------------------------------------------------------------------------
   Number of units outstanding (000's)      569     478     477     476
------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------
   Unit value                            $10.45  $11.12  $10.16  $ 9.68
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,384   1,382   1,123   1,094
------------------------------------------------------------------------
CHARTER/SM/ MODERATE GROWTH
------------------------------------------------------------------------
   Unit value                            $10.58  $11.41  $10.24  $ 9.71
------------------------------------------------------------------------
   Number of units outstanding (000's)      862     782     896     732
------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------
   Unit value                            $ 9.82  $11.43  $10.40  $ 8.41
------------------------------------------------------------------------
   Number of units outstanding (000's)       54      33      39     119
------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.61  $11.76  $10.26  $10.30
------------------------------------------------------------------------
   Number of units outstanding (000's)      314     325     301     289
------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.49  $13.31  $11.33  $ 9.99
------------------------------------------------------------------------
   Number of units outstanding (000's)      321     300     260     128
------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
------------------------------------------------------------------------
   Unit value                            $10.23  $10.61  $10.24  $10.04
------------------------------------------------------------------------
   Number of units outstanding (000's)      621     604     557     430
------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
------------------------------------------------------------------------
   Unit value                            $ 9.63  $11.61  $ 8.39  $ 7.47
------------------------------------------------------------------------
   Number of units outstanding (000's)       96      89      59      51
------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
------------------------------------------------------------------------
   Unit value                            $ 9.93  $10.05  $ 9.99  $ 9.95
------------------------------------------------------------------------
   Number of units outstanding (000's)      483     578     598     500
------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
------------------------------------------------------------------------
   Unit value                            $10.60  $10.74  $10.51  $ 9.77
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,268     889     793     539
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
------------------------------------------------------------------------
   Unit value                            $13.09      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      638      --      --      --
------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------
   Unit value                            $11.83  $13.03  $12.20  $10.48
------------------------------------------------------------------------
   Number of units outstanding (000's)      426     433     456     482
------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------
   Unit value                            $ 9.10      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --
------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------
   Unit value                            $13.90  $14.94  $12.56  $11.38
------------------------------------------------------------------------
   Number of units outstanding (000's)      256     223     235     199
------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------
   Unit value                            $ 9.86  $ 9.96  $ 9.94  $ 9.93
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,447   1,135     811     446
------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------
   Unit value                            $ 8.99  $10.75  $ 8.12  $ 7.50
------------------------------------------------------------------------
   Number of units outstanding (000's)       93      73      55      58
------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------
   Unit value                            $14.29  $15.22  $12.73  $11.59
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,925   2,456   1,617   1,110
------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
------------------------------------------------------------------------
   Unit value                            $13.19      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      644      --      --      --
------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
------------------------------------------------------------------------
   Unit value                            $13.48      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      558      --      --      --
------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------
   Unit value                            $ 9.64  $ 9.68  $ 9.77  $ 9.85
------------------------------------------------------------------------
   Number of units outstanding (000's)      250     150     152      55
------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------
   Unit value                            $ 9.25  $11.04  $ 9.07  $ 8.99
------------------------------------------------------------------------
   Number of units outstanding (000's)      822     954     717     458
------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $10.81      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      278      --      --      --
------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $ 9.66      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      264      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------
   Unit value                            $ 4.90      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      248      --      --      --
------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $13.08      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      388      --      --      --
------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------
   Unit value                            $ 8.84      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        5      --      --      --
------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------
   Unit value                            $15.53  $16.09  $12.61  $12.00
------------------------------------------------------------------------
   Number of units outstanding (000's)      506     535     488     305
------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------
   Unit value                            $12.61  $14.02  $12.57  $10.92
------------------------------------------------------------------------
   Number of units outstanding (000's)      486     397     273     149
------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------
   Unit value                            $ 8.64      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      418      --      --      --
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $10.92  $12.21  $ 9.36  $ 9.29
------------------------------------------------------------------------
   Number of units outstanding (000's)      340     259     189     133
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------
   Unit value                            $12.21      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,606      --      --      --
------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $ 8.88      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)       15      --      --      --
------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------
   Unit value                            $11.47      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      272      --      --      --
------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------
   Unit value                            $12.55  $14.40  $12.62  $10.66
------------------------------------------------------------------------
   Number of units outstanding (000's)      706     593     508     535
------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------
   Unit value                            $ 9.53  $ 9.53  $ 9.61  $ 9.73
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,120   2,764   2,908   2,775
------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                            $11.96  $14.00  $10.45  $10.58
------------------------------------------------------------------------
   Number of units outstanding (000's)      250     185     155     172
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------
   Unit value                            $10.72  $11.00  $10.83  $ 9.94
------------------------------------------------------------------------
   Number of units outstanding (000's)      334     263     205     108
------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
------------------------------------------------------------------------
   Unit value                            $10.38      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,454      --      --      --
------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------
   Unit value                            $ 9.79  $ 9.82  $ 9.76  $ 9.69
------------------------------------------------------------------------
   Number of units outstanding (000's)      871     364     256     197
------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------
   Unit value                            $11.87  $13.55  $12.04  $10.11
------------------------------------------------------------------------
   Number of units outstanding (000's)      423     555     509     273
------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------
   Unit value                            $15.65  $16.11  $12.23  $12.22
------------------------------------------------------------------------
   Number of units outstanding (000's)      803     799     673     471
------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
------------------------------------------------------------------------
   Unit value                            $16.66      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      730      --      --      --
------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
------------------------------------------------------------------------
   Unit value                            $11.10  $11.64  $11.06  $ 9.78
------------------------------------------------------------------------
   Number of units outstanding (000's)      855     804     684     491
------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
------------------------------------------------------------------------
   Unit value                            $15.80  $15.44  $12.22  $11.97
------------------------------------------------------------------------
   Number of units outstanding (000's)      260     170     136     116
------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.84  $14.07  $11.82  $10.69
------------------------------------------------------------------------
   Number of units outstanding (000's)      368     361     320     292
------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.68  $11.13  $10.48  $ 9.83
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,672   1,514   1,195     813
------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.35  $10.97  $10.48  $ 9.71
------------------------------------------------------------------------
   Number of units outstanding (000's)       68     104      50      58
------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.63  $13.45  $12.01  $10.88
------------------------------------------------------------------------
   Number of units outstanding (000's)      445     545     456     170
------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
------------------------------------------------------------------------
   Unit value                            $10.61  $11.89  $10.75  $ 9.62
------------------------------------------------------------------------
   Number of units outstanding (000's)      233     220     217     258
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
------------------------------------------------------------------------
   Unit value                            $11.10  $11.75  $10.85  $ 9.64
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,591   1,455   1,264   1,071
------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------
   Unit value                            $11.28  $12.56  $11.74  $10.25
------------------------------------------------------------------------
   Number of units outstanding (000's)       60      59      51      34
------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------
   Unit value                            $ 9.10  $10.13  $ 9.43  $11.21
------------------------------------------------------------------------
   Number of units outstanding (000's)       76      70      72      51
------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
------------------------------------------------------------------------
   Unit value                            $14.68  $14.86  $11.59  $11.86
------------------------------------------------------------------------
   Number of units outstanding (000's)      394     375     353     266
------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
------------------------------------------------------------------------
   Unit value                            $10.65  $11.56  $10.65  $ 9.67
------------------------------------------------------------------------
   Number of units outstanding (000's)      406     442     394     322
------------------------------------------------------------------------
INVESCO V.I. HEALTH CARE FUND
------------------------------------------------------------------------
   Unit value                            $12.56  $12.65  $11.08  $12.71
------------------------------------------------------------------------
   Number of units outstanding (000's)      152     143     131     136
------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------
   Unit value                            $10.56  $11.09  $10.58  $ 9.67
------------------------------------------------------------------------
   Number of units outstanding (000's)      554     628     626     512
------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------
   Unit value                            $10.24  $12.23  $10.89  $ 9.86
------------------------------------------------------------------------
   Number of units outstanding (000's)      147     129     101      81
------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $12.98  $13.09  $11.22  $10.89
------------------------------------------------------------------------
   Number of units outstanding (000's)    3,803   2,556   1,904   1,059
------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.19  $10.45  $10.24  $10.15
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,235   1,393   1,106     445
------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $14.11  $14.98  $13.14  $12.12
------------------------------------------------------------------------
   Number of units outstanding (000's)      325     322     264     102
------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.77  $11.64  $10.09  $ 9.65
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,719   1,523   1,191     737
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.66  $11.35  $10.29  $ 9.81
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,735   1,312     938     503
------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.44  $12.07  $11.20  $10.11
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,389   1,279   1,083     761
------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------
   Unit value                            $13.68  $14.69  $12.09  $11.30
------------------------------------------------------------------------
   Number of units outstanding (000's)       80      89      64      55
------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
------------------------------------------------------------------------
   Unit value                            $13.87  $14.73  $12.12  $11.31
------------------------------------------------------------------------
   Number of units outstanding (000's)       69      68      80      65
------------------------------------------------------------------------
MFS(R) VALUE SERIES
------------------------------------------------------------------------
   Unit value                            $12.88  $14.55  $12.56  $11.18
------------------------------------------------------------------------
   Number of units outstanding (000's)      619     551     477     286
------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $18.74  $18.56  $13.51  $12.55
------------------------------------------------------------------------
   Number of units outstanding (000's)      399     412     346     112
------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 9.32  $11.37  $ 9.08  $ 9.37
------------------------------------------------------------------------
   Number of units outstanding (000's)       22      44      38      19
------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 8.78  $ 9.54  $ 9.05  $ 9.23
------------------------------------------------------------------------
   Number of units outstanding (000's)       33      30      26      53
------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 5.55  $ 6.56  $ 6.51  $ 5.74
------------------------------------------------------------------------
   Number of units outstanding (000's)      162     138     136     106
------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.76  $11.45  $10.56  $ 9.45
------------------------------------------------------------------------
   Number of units outstanding (000's)      131     131     113      56
------------------------------------------------------------------------
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
------------------------------------------------------------------------
   Unit value                            $ 9.54  $10.10  $ 9.42  $ 9.18
------------------------------------------------------------------------
   Number of units outstanding (000's)      186     157      86      48
------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.79  $11.58  $10.29  $10.03
------------------------------------------------------------------------
   Number of units outstanding (000's)       73      77      66      37
------------------------------------------------------------------------
PIMCO INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.02      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)        5      --      --      --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
------------------------------------------------------------------------
   Unit value                            $ 9.98  $10.21  $ 9.65  $ 9.27
------------------------------------------------------------------------
   Number of units outstanding (000's)      361     417     374     113
------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
------------------------------------------------------------------------
   Unit value                            $10.74  $11.73  $10.30  $ 9.78
------------------------------------------------------------------------
   Number of units outstanding (000's)      212     165      56      28
------------------------------------------------------------------------
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
------------------------------------------------------------------------
   Unit value                            $ 9.70  $10.66  $10.09  $10.15
------------------------------------------------------------------------
   Number of units outstanding (000's)      102      97      92      87
------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
------------------------------------------------------------------------
   Unit value                            $12.04  $12.80  $10.51  $ 9.67
------------------------------------------------------------------------
   Number of units outstanding (000's)       13       8       6       1
------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $ 9.49  $10.37  $ 9.22  $ 9.38
------------------------------------------------------------------------
   Number of units outstanding (000's)       31      32      26      32
------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $11.94  $13.39  $11.72  $ 9.98
------------------------------------------------------------------------
   Number of units outstanding (000's)      292     236     193     138
------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------
   Unit value                            $ 9.80  $ 9.74  $ 9.68  $ 9.52
------------------------------------------------------------------------
   Number of units outstanding (000's)      942     887     840     778
------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
------------------------------------------------------------------------
   Unit value                            $ 9.12  $ 9.84  $ 8.87  $ 8.44
------------------------------------------------------------------------
   Number of units outstanding (000's)       34      28      27      24
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT. THE MINIMUM
INITIAL CONTRIBUTION AMOUNT IS $10,000 FOR ALL INVESTMENT EDGE(R) CONTRACT TYPES AND $25,000 FOR ALL
INVESTMENT EDGE(R) SELECT AND INVESTMENT EDGE(R) ADV CONTRACT TYPES.

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                          NQ
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $500
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   After-tax money.
CONTRIBUTIONS        .   Paid to us by check or transfer of contract value in a tax-deferred exchange under Section 1035 of the Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the older of the original Owner(s) and
CONTRIBUTIONS            Annuitant(s) reaches age 86 or, if later, the first contract date anniversary.
                     .   No additional contributions after election of an Income Edge payment program.
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TYPE                                                   TRADITIONAL IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Eligible rollover distributions from 403(b) plans, qualified plans, and governmental employer 457(b)
CONTRIBUTIONS            plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular IRA contributions.
                     .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the first
CONTRIBUTIONS            contract date anniversary.
                     .   Contributions made after age 70 1/2 must be net of required minimum distributions.
                     .   Although we accept regular IRA contributions (limited to $6,000) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age
                         50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.


------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       ROTH IRA
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $50
CONTRIBUTION AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Rollovers from another Roth IRA.
CONTRIBUTIONS        .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                     .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                     .   Direct custodian-to-custodian transfers from another Roth IRA.
                     .   Regular Roth IRA contributions.
                     .   Additional catch-up contributions.
------------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the first
CONTRIBUTIONS            contract date anniversary.
                     .   Conversion rollovers after age 70 1/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                     .   Although we accept Roth IRA contributions (limited to $6,000) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                     .   Additional catch-up contributions of up to $1,000 per calendar year where the owner is at least age
                         50 at any time during the calendar year for which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                     SEP IRA
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
-------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT   FOR ALL SERIES:
CONTRIBUTION AMOUNT  .   $500
(IF PERMITTED)
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   An employer can annually contribute an amount for an employee up to the lesser of 25% of
CONTRIBUTIONS            eligible compensation or $40,000 ($56,000 after cost-of-living adjustment for 2019).
                     .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer
                         457(b) plans.
                     .   Rollovers from another traditional individual retirement arrangement.
                     .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                     .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the
CONTRIBUTIONS            first contract date anniversary.
                     .   Contributions made after age 70 1/2 must be net of required minimum distributions.

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       QP
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   20-85
-------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT   .   $500
CONTRIBUTION AMOUNT
(IF SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Only transfer contributions from other investments within an existing qualified plan trust.
CONTRIBUTIONS        .   The plan must be qualified under Section 401(a) of the Internal Revenue Code.
                     .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Annuitant reaches age 75 or, if later,
CONTRIBUTIONS            the first contract date anniversary.
                     .   A separate QP contract must be established for each plan participant, even defined benefit plan participants.
                     .   We do not accept contributions directly from the employer.
                     .   Only one subsequent contribution can be made during a contract year.
                     .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                     .   No minimum contribution amount limitation for Investment Edge(R) ADV.
                     .   See Appendix IV later in this Prospectus for a discussion on purchase considerations for QP contracts.

-------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                  INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR ROTH IRA)
-------------------------------------------------------------------------------------------------------------------------
ISSUE AGES           .   0-70
-------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL   .   $1,000
CONTRIBUTION AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SOURCE OF            .   Direct custodian-to-custodian transfers of your interest as a death beneficiary of the deceased
CONTRIBUTIONS            owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                     .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-------------------------------------------------------------------------------------------------------------------------
LIMITATIONS ON       .   No additional contributions after the date on which the Owner reaches age 86 or, if later, the
CONTRIBUTIONS            first contract date anniversary.
                     .   Any additional contributions must be from the same type of IRA of the same deceased owner.
                     .   No additional contributions are permitted to Inherited IRA contracts issued as a non-spousal beneficiary direct rollover from an Applicable Plan.
-------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

------------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                                       INHERITED NQ
------------------------------------------------------------------------------------------------------------------------------
ISSUE AGES                .   0-70
------------------------------------------------------------------------------------------------------------------------------
MINIMUM CONTRIBUTION      .   Account value must be at least $50,000 in order to elect Income Edge Beneficiary Advantage.
AMOUNT
------------------------------------------------------------------------------------------------------------------------------
SOURCES OF CONTRIBUTIONS  .   Paid to us in an exchange under Section 1035 of the Internal Revenue Code of your interests as a death beneficiary of the deceased owner's non-qualified deferred annuity contract.
                          .   All contributions must be received before payments start and within twelve months after the date of death of the deceased owner.
------------------------------------------------------------------------------------------------------------------------------

See "Contract features and benefits" and "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

          APPENDIX II: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Investment Edge(R) series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN INVESTMENT EDGE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
CALIFORNIA  See "We require that the         You are not required to use our
            following types of               forms when making a transaction
            communications be on specific    request, including a withdrawal
            forms we provide for that        request. If a written request
            purpose (and submitted in the    contains all the information
            manner that the forms specify)"  required to process the request,
            in "Who is AXA Equitable" and    we will honor it.
            "Withdrawing your account
            value" in "Accessing your money"

            See "Your right to cancel        If you reside in California and
            within a certain number of       you are age 60 or older at the
            days" in "Contract features and  time the contract is issued, you
            benefits"                        may return your variable annuity
                                             contract within 30 days from the
                                             date that you receive it and
                                             receive a refund as described
                                             below.

                                             If you allocate your entire
                                             initial contribution to the
                                             EQ/Money Market option, the
                                             amount of your refund will be
                                             equal to your contribution,
                                             unless you make a transfer, in
                                             which case the amount of your
                                             refund will be equal to your
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office. This
                                             amount could be less than your
                                             initial contribution. If you
                                             allocate any portion of your
                                             initial contribution to variable
                                             investment options other than
                                             the EQ/Money Market option, your
                                             refund will be equal to your
                                             account value on the date we
                                             receive your request to cancel
                                             at our processing office.

                                             "RETURN OF CONTRIBUTION" FREE
                                             LOOK TREATMENT AVAILABLE THROUGH
                                             CERTAIN SELLING BROKERS-DEALERS

                                             Certain selling broker-dealers
                                             offer an allocation method
                                             designed to preserve your right
                                             to a return of your
                                             contributions during the free
                                             look period. At the time of
                                             application, you will instruct
                                             your financial professional as
                                             to how your initial contribution
                                             and any subsequent contributions
                                             should be treated for the
                                             purpose of maintaining your free
                                             look right under the contract.
                                             Please consult your financial
                                             professional to learn more about
                                             the availability of "return of
                                             contribution" free look
                                             treatment.

                                             If you choose "return of
                                             contribution" free look
                                             treatment of your contract, we
                                             will allocate your entire
                                             contribution and any subsequent
                                             contributions made during the 40
                                             day period following the
                                             Contract Date, to the EQ/Money
                                             Market investment option. In the
                                             event you choose to exercise
                                             your free look right under the
                                             contract, you will receive a
                                             refund equal to your
                                             contributions.

                                             If you choose the "return of
                                             contribution" free look
                                             treatment and your contract is
                                             still in effect on the 40th day
                                             (or next business day) following
                                             the Contract Date, we will
                                             automatically reallocate your
                                             account value to the investment
                                             options chosen on your
                                             application.
------------------------------------------------------------------------------

                                     III-1

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
CALIFORNIA                                    Any transfers made prior to the
(CONTINUED)                                   expiration of the 30 day free
                                              look will terminate your right
                                              to "return of contribution"
                                              treatment in the event you
                                              choose to exercise your free
                                              look right under the contract.
                                              Any transfer made prior to the
                                              40th day following the Contract
                                              Date will cancel the automatic
                                              reallocation on the 40th day (or
                                              next business day) following the
                                              Contract Date described above.
                                              If you do not want AXA Equitable
                                              to perform this scheduled
                                              one-time reallocation, you must
                                              call one of our customer service
                                              representatives at 1 (800)
                                              789-7771 before the 40th day
                                              following the Contract Date to
                                              cancel.

             See "Dollar cost averaging" in   If you enroll in a dollar cost
             "Contract features and benefits. averaging program and then exercise your right to cancel
                                              your contract during the free
                                              look period, you will be
                                              refunded your account value,
                                              which may be more or less than
                                              the total amount of your
                                              contributions to the contract.

             See "Disability, terminal        The withdrawal charge waiver
             illness, or confinement to       under item (i) also applies if
             nursing home'' under             we receive satisfactory proof
             "Withdrawal charge" in "Charges  that the owner (or older joint
             and expenses"                    owner, if applicable) suffers
                                              from significant cognitive
                                              impairment (such as a result of
                                              Alzheimer's disease).

                                              The withdrawal charge waiver
                                              under item (ii) applies if we
                                              receive satisfactory proof that
                                              the life expectancy of the owner
                                              (or older joint owner, if
                                              applicable) is 12 months or less.

                                              The withdrawal charge waiver
                                              under item (iii) applies if we
                                              receive satisfactory proof that
                                              the owner (or older joint owner,
                                              if applicable) is (a) receiving,
                                              as prescribed by a physician,
                                              registered nurse, or licensed
                                              social worker, home care or
                                              community-based services
                                              (including adult day care,
                                              personal care, homemaker
                                              services, hospice services or
                                              respite care); or (b) confined
                                              in a skilled nursing facility,
                                              convalescent nursing home, or
                                              extended care facility, or is
                                              confined in a residential care
                                              facility or residential care
                                              facility for the elderly, as
                                              defined in the California Health
                                              and Safety Code.
-------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional  The charge for transfers does
             transfer in excess of 12         not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and
             expenses"

             See "Disability, terminal        For Investment Edge(R) contracts
             illness, or confinement to a     only:
             nursing home" under "Withdrawal  The withdrawal charge waiver
             charge" in "Charges and          under item (i) does not apply.
             expenses"

             See "Special service charges"    The maximum third party transfer
             in "Charges and Expenses"        or exchange charge is $49.
                                              The maximum charge for check
                                              preparation is $9.

             See "Transfers of ownership,     Your contract may not be
             collateral assignments, loans    directly or indirectly assigned
             and borrowing" in "More          nor may the ownership be changed
             information"                     to an institutional investor or
                                              settlement company.

             See "Disruptive transfer         Restrictions on transfers due to
             activity" in "Transferring your  market timing may only be money among investment options"  determined by the underlying fund managers.
-------------------------------------------------------------------------------
FLORIDA      See "Your right to cancel        If you reside in the state of
             within a certain number of       Florida, you may cancel your
             days" in "Contract features and  variable annuity contract and
             benefits                         return it to us within 21 days
                                              from the date that you receive
                                              it. You will receive an
                                              unconditional refund equal to
                                              the greater of the cash
                                              surrender value provided in the
                                              annuity contract, plus any fees
                                              or charges deducted from the
                                              contributions or imposed under
                                              the contract, or a refund of all
                                              contributions paid.

             See "Withdrawal charge" in       If you are age 65 or older at
             "Charges and expenses"           the time your contract is
                                              issued, the applicable
                                              withdrawal charge will not
                                              exceed 10% of the amount
                                              withdrawn.

             See "Special services charges"   The maximum charge for check
             in "Charges and expenses"        preparation is $25.

                                              The charge for third party
                                              transfers does not apply.
-------------------------------------------------------------------------------


                                     III-2

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
MAINE         Inherited NQ                     Not available
--------------------------------------------------------------------------------
NEW YORK      See "Investment Edge(R) Series   In contracts issued in New York:
              at a glance - key features"      .   The terms "Non-Qualified
                                                   Payment Program" or "Payment
                                                   Program" (as applicable) are
                                                   used in place of "Income
                                                   Edge payment program"; and
                                               .   The terms "Non-Qualified
                                                   Payment Program Series",
                                                   "Non-Qualified Early
                                                   Retirement Option Payment
                                                   Program", and "Non-Qualified
                                                   Beneficiary Option Payment
                                                   Program " are used in place
                                                   of Income Edge Series
                                                   Payment Program", "Income
                                                   Edge Early Retirement
                                                   Option", and "Income Edge
                                                   Beneficiary Advantage",
                                                   respectively.
                                               In contracts issued in New York,
                                               the Protected premium death
                                               benefit is referred to as the
                                               Return of premium death benefit.

              See "The amount applied to       If a non-life contingent annuity
              purchase an annuity payout       is elected (period certain
              option" under "Your annuity      only): The amount applied to an
              payout options" in "Accessing    annuity benefit will be the
              your money"                      greater of the cash value or 95%
                                               of what the cash value would be
                                               if there were no withdrawal
                                               charge applied; however, the
                                               income provided will never be
                                               less than that resulting from
                                               the account value applied to the
                                               table of guaranteed annuity
                                               purchase factors.

              See "Your annuity payout         We do not have the right to
              options" in "Accessing your      change the guaranteed annuity
              money"                           purchase rates after your fifth
                                               contract date anniversary.

              See "Charges and expenses"       The charge for third-party
                                               transfers or exchange does not
                                               apply.
                                               The check preparation charge
                                               does not apply.
                                               We do not have the right to
                                               increase fees after the contract
                                               has been issued.

              See "Disability, terminal        Item (i) is deleted and replaced
              illness, or confinement to a     with the following: An owner (or
              nursing                          older joint owner, if
              home'' under "Withdrawal         applicable) has qualified to
              charge" in "Charges and          receive Social Security
              expenses"                        disability benefits as certified
                                               by the Social Security
                                               Administration or meets the
                                               definition of a total disability
                                               as specified in the contract. To
                                               qualify, a recertification
                                               statement from a physician will
                                               be required every 12 months from
                                               the date disability is
                                               determined.

              See "Transfers of ownership,     Collateral assignments are not
              collateral assignments, loans    limited to the period prior to
              and borrowing" in "More          the first contract date
              information"                     anniversary. You may assign all
                                               or a portion of your NQ contract
                                               at any time, pursuant to the
                                               terms described in this
                                               Prospectus.
--------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel        You may cancel your variable
              within a certain number of       annuity contract and return it
              days" in "Contract features and  to us within 20 days from the
              benefits"                        date you receive it. You will
                                               receive an unconditional refund
                                               equal to your contributions,
                                               including any contract fees or
                                               charges.
--------------------------------------------------------------------------------
PENNSYLVANIA  Required disclosure for          Any person who knowingly and
              Pennsylvania customers           with intent to defraud any
                                               insurance company or other
                                               person files an application for
                                               insurance or statement of claim
                                               containing any materially false
                                               information or conceals for the
                                               purpose of misleading,
                                               information concerning any fact
                                               material thereto commits a
                                               fraudulent insurance act, which
                                               is a crime and subjects such
                                               person to criminal and civil
                                               penalties.
--------------------------------------------------------------------------------

                                     III-3

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                 Available for direct rollovers
                                              from U.S. source 401(a) plans
                                              and direct transfers from the
                                              same type of U.S. source IRAs.

             Inherited IRA                    Not available

             QP (Defined Benefit) contracts   Not available

             SEP                              Not available

             Investment Edge(R) ADV series    Not available
             contracts
             See "Purchase considerations     We do not offer contracts to
             for a charitable remainder       charitable remainder trusts in
             trust" under "Owner and          Puerto Rico.
             annuitant requirements" in
             "Contract features and benefits"

             See "How you can make            Specific requirements for
             contributions" in "Contract      purchasing QP contracts in
             features and benefits"           Puerto Rico are outlined below
                                              in "Purchase considerations for
                                              QP (Defined Contribution)
                                              contracts in Puerto Rico".

             See "Transfers of ownership,     Transfers of ownership of QP
             collateral assignments, loans    contracts are governed by Puerto
             and borrowing" in "More          Rico law. Please consult your
             information"                     tax, legal or plan advisor if
                                              you intend to transfer ownership
                                              of your contract.
             "Purchase considerations for QP  PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution)           (DEFINED CONTRIBUTION) CONTRACTS
             contracts in Puerto Rico" --     IN PUERTO RICO:
             this section replaces "Appendix  Trustees who are considering the
             IV: Purchase considerations for  purchase of an Investment
             QP contracts" in this            Edge(R) series QP contract in
             Prospectus.                      Puerto Rico should discuss with
                                              their tax, legal and plan
                                              advisors whether this is an
                                              appropriate investment vehicle
                                              for the employer's plan.
                                              Trustees should consider whether
                                              the plan provisions
                                              permit the investment of plan
                                              assets in the QP contract, and
                                              the payment of death benefits in
                                              accordance with the requirements
                                              of Puerto Rico income tax rules.
                                              The QP contract and this
                                              Prospectus should be reviewed in
                                              full, and the following factors,
                                              among others, should be noted.

                                              SOURCE OF INCOME
                                              .   Because this contract is
                                                  issued by a United States
                                                  insurance company, amounts
                                                  paid from the contract
                                                  produce U.S.-source income,
                                                  not Puerto Rico-source
                                                  income. A Puerto Rico
                                                  qualified plan investing in
                                                  assets producing Puerto
                                                  Rico-source income is likely
                                                  to generate a more favorable
                                                  tax result for a participant
                                                  under a Puerto Rico
                                                  qualified plan.

                                              LIMITS ON CONTRACT OWNERSHIP:
                                              .   QP contracts are not
                                                  available to defined benefit
                                                  plans. Defined benefit plans
                                                  must use Non-Qualified
                                                  contracts to invest in
                                                  Investment Edge(R). There is
                                                  no qualified plan contract
                                                  endorsement available for
                                                  defined benefit plans with
                                                  Investment Edge(R). The plan
                                                  and trust, if properly
                                                  qualified, contain the
                                                  requisite provisions of the
                                                  Internal Revenue Code to
                                                  maintain their tax exempt
                                                  status. A non-qualified
                                                  contract cannot be converted
                                                  to an IRA.

                                              .   The QP contract is offered
                                                  only as a funding vehicle to
                                                  qualified plan trusts of
                                                  single participant defined
                                                  contribution plans that are
                                                  tax-qualified under Puerto
                                                  Rico law, not United States
                                                  law. The contract is not
                                                  available to US qualified
                                                  plans or to defined benefit
                                                  plans qualifying under
                                                  Puerto Rico law.

                                              .   The QP contract owner is the
                                                  qualified plan trust. The
                                                  annuitant under the contract
                                                  is the self-employed Puerto
                                                  Rico resident, who is the
                                                  sole plan participant.

                                              .   This product should not be
                                                  purchased if the self-
                                                  employed individual
                                                  anticipates having
                                                  additional employees become
                                                  eligible for the plan. We
                                                  will not allow additional
                                                  contracts to be issued for
                                                  participants other than the
                                                  original business owner.
-------------------------------------------------------------------------------

                                     III-4

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

PUERTO RICO                                   If the business that sponsors
(CONTINUED)                                   the plan adds another employee
                                              who becomes eligible for the
                                              plan, no further contributions
                                              may be made to the contract. If
                                              the employer moves the funds to
                                              another funding vehicle that can
                                              accommodate more than one
                                              employee, this move could result
                                              in withdrawal charges, if
                                              applicable.
                                              LIMITS ON CONTRIBUTIONS:

                                              .   All contributions must be
                                                  direct transfers from other
                                                  investments within an
                                                  existing qualified plan
                                                  trust.

                                              .   Employer payroll
                                                  contributions are not
                                                  accepted.
                                              .   Only one additional transfer
                                                  contribution may be made per
                                                  contract year.

                                              .   Checks written on accounts
                                                  held in the name of the
                                                  employer instead of the plan
                                                  or the trustee will not be
                                                  accepted.

                                              .   As mentioned above, if a new
                                                  employee becomes eligible
                                                  for the plan, the trustee
                                                  will not be permitted to
                                                  make any further
                                                  contributions to the
                                                  contract established for the
                                                  original business owner.
                                              LIMITS ON PAYMENTS:
                                              .   Loans are not available
                                                  under the contract.

                                              .   All payments are made to the
                                                  plan trust as owner, even
                                                  though the plan
                                                  participant/annuitant is the
                                                  ultimate recipient of the
                                                  benefit payment.

                                              .   AXA Equitable does no tax
                                                  reporting or withholding of
                                                  any kind for payment to the
                                                  plan participant. The plan
                                                  administrator or trustee
                                                  will be solely responsible
                                                  for performing or providing
                                                  for all such services.

                                              .   AXA Equitable does not offer
                                                  contracts that qualify as
                                                  IRAs under Puerto Rico law.

                                              PLAN TERMINATION:
                                              .   If the plan participant
                                                  terminates the business, and
                                                  as a result wishes to
                                                  terminate the plan, the
                                                  trust would have to be kept
                                                  in existence to receive
                                                  payments. This could create
                                                  expenses for the plan.

                                              .   If the plan participant
                                                  terminates the plan and the
                                                  trust is dissolved, or if
                                                  the plan trustee (which may
                                                  or may not be the same as
                                                  the plan participant) is
                                                  unwilling to accept payment
                                                  to the plan trust for any
                                                  reason, AXA Equitable would
                                                  have to change the contract
                                                  from a Puerto Rico QP to NQ
                                                  in order to make payments to
                                                  the individual as the new
                                                  owner. Depending on when
                                                  this occurs, it could be a
                                                  taxable distribution from
                                                  the plan, with a potential
                                                  tax of the entire account
                                                  value of the contract.
                                                  Puerto Rico income tax
                                                  withholding and reporting by
                                                  the plan trustee could apply
                                                  to the distribution
                                                  transaction.

                                              .   AXA Equitable is a U.S.
                                                  insurance company, therefore
                                                  distributions under the NQ
                                                  contract could be subject to
                                                  United States taxation and
                                                  withholding on a "taxable
                                                  amount not determined" basis.
-------------------------------------------------------------------------------

                                     III-5

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

--------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS            AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO   Tax information -- special       Income from NQ contracts we
(CONTINUED)   rules for NQ contracts           issue is U.S. source. A Puerto
                                               Rico resident is subject to U.S.
                                               taxation on such U.S. source
                                               income. Only Puerto Rico source
                                               income of Puerto Rico residents
                                               is excludable from U.S.
                                               taxation. Income from NQ
                                               contracts is also subject to
                                               Puerto Rico tax. The calculation
                                               of the taxable portion of
                                               amounts distributed from a con-
                                               tract may differ in the two
                                               jurisdictions. Therefore, you
                                               might have to file both U.S. and
                                               Puerto Rico tax returns, showing
                                               different amounts of income from
                                               the contract for each tax
                                               return. Puerto Rico generally
                                               provides a credit against Puerto
                                               Rico tax for U.S. tax paid.
                                               Depending on your personal
                                               situation and the timing of the
                                               different tax liabilities, you
                                               may not be able to take full
                                               advantage of this credit.

                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

SOUTH DAKOTA  Inherited NQ                     Not available
--------------------------------------------------------------------------------

TEXAS         See "Your right to cancel        If you reside in the state of
              within a certain number of       Texas, you may cancel your
              days" in "Contract features and  variable annuity contract and
              benefits"                        return it to us within 15 days
                                               from the date you received it.
                                               Your refund will equal your
                                               account value under the contract
                                               on the day we receive
                                               notification to cancel the
                                               contract.
--------------------------------------------------------------------------------
WYOMING       Inherited NQ                     Not available
--------------------------------------------------------------------------------

                                     III-6

               APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR
                  VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix IV: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Investment Edge(R) series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of an Investment Edge(R) series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by an Investment Edge(R) series QP contract or another annuity contract. Therefore, plan trusts should purchase an Investment Edge(R) series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer sponsoring the plan. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers from the QP contract may also result in withdrawal charges.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX IV: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix V: Hypothetical illustration

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES


The following tables illustrate the changes in account values under certain hypothetical circumstances for the Investment Edge(R) series contracts (Investment Edge(R), Investment Edge(R) Select and Investment Edge(R) ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.49)%, 3.51% for the Investment Edge(R) variable investment options and (2.54)%, 3.46% for the Investment Edge(R) Select variable investment options; (1.59)%, 4.41% for the Investment Edge(R) ADV variable investment options; at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the Contract Maintenance Fee. If the net annual rates of return did reflect this charge, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect any applicable administrative charge and withdrawal charge.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.59%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.46% and (3) 12b-1 fees equivalent to an effective annual rate of 0.24%. These rates are the arithmetic average for all Portfolios that are available as investment options. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

ILLUSTRATION OF ACCOUNT VALUES

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD.

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R)
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


-----------------------------------------------------------------------------------------------------

                                                WITH INCOME EDGE (APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT                                                        TAX-FREE          AFTER-TAX
AGE   YEAR     ACCOUNT VALUE      CASH VALUE    PRE-TAX PAYMENT      AMOUNT            INCOME
-----------------------------------------------------------------------------------------------------
                0%       6%      0%       6%     0%        6%       0%       6%       0%       6%
-----------------------------------------------------------------------------------------------------
60      0    $100,000 $100,000 $94,000 $ 94,000     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
61      1      97,510  103,510  91,510   97,510     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
62      2      95,032  107,093  89,032  101,093     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
63      3      92,616  110,802  87,616  105,802     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
64      4      90,260  114,641  86,260  110,641     0         0        0        0        0        0
-----------------------------------------------------------------------------------------------------
65      5      84,491  114,206  81,491  111,206 3,472     4,409    3,077    3,077    3,361    4,036
-----------------------------------------------------------------------------------------------------
66      6      78,957  113,596  78,957  113,596 3,380     4,568    3,077    3,077    3,295    4,151
-----------------------------------------------------------------------------------------------------
67      7      73,651  112,800  73,651  112,800 3,290     4,733    3,077    3,077    3,230    4,269
-----------------------------------------------------------------------------------------------------
68      8      68,565  111,805  68,565  111,805 3,202     4,904    3,077    3,077    3,167    4,393
-----------------------------------------------------------------------------------------------------
69      9      63,691  110,598  63,691  110,598 3,117     5,082    3,077    3,077    3,105    4,521
-----------------------------------------------------------------------------------------------------
70     10      59,022  109,163  59,022  109,163 3,033     5,267    3,077    3,077    3,033    4,653
-----------------------------------------------------------------------------------------------------
75     15      38,518   98,028  38,518   98,028 2,641     6,303    3,077    3,077    2,641    5,399
-----------------------------------------------------------------------------------------------------
80     20      22,193   78,548  22,193   78,548 2,287     7,568    3,077    3,077    2,287    6,310
-----------------------------------------------------------------------------------------------------
85     25       9,420   47,659   9,420   47,659 1,952     9,156    3,077    3,077    1,952    7,454
-----------------------------------------------------------------------------------------------------
90     30           0        0       0        0 1,476    12,032    3,077    3,077    1,476    9,524
-----------------------------------------------------------------------------------------------------


* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


-------------------------------------------------

    CONTRACT
AGE   YEAR     ACCOUNT VALUE        CASH VALUE
-------------------------------------------------
                0%       6%        0%       6%
-------------------------------------------------
60.     0    $100,000 $100,000   $94,000 $ 94,000
-------------------------------------------------
61.     1      97,510  103,510    91,510   97,510
-------------------------------------------------
62.     2      95,032  107,093    89,032  101,093
-------------------------------------------------
63.     3      92,616  110,802    87,616  105,802
-------------------------------------------------
64.     4      90,260  114,641    86,260  110,641
-------------------------------------------------
65.     5      87,962  118,615    84,962  115,615
-------------------------------------------------
66.     6      85,722  122,729    85,722  122,729
-------------------------------------------------
67.     7      83,537  126,986    83,537  126,986
-------------------------------------------------
68.     8      81,407  131,394    81,407  131,394
-------------------------------------------------
69.     9      79,330  135,956    79,330  135,956
-------------------------------------------------
70.    10      77,305  140,678    77,305  140,678
-------------------------------------------------
75.    15      67,910  166,893    67,910  166,893
-------------------------------------------------
80.    20      59,628  198,045    59,628  198,045
-------------------------------------------------
85.    25      52,327  235,060    52,327  235,060
-------------------------------------------------
90.    30      45,891  279,045    45,891  279,045
-------------------------------------------------


* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) SELECT
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


-------------------------------------------------------------------------------------------------------

                                                 WITH INCOME EDGE ( APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE     PRE-TAX PAYMENT    TAX-FREE AMOUNT   AFTER-TAX INCOME
-------------------------------------------------------------------------------------------------------
                0%       6%       0%       6%     0%        6%       0%       6%       0%       6%
-------------------------------------------------------------------------------------------------------
60      0    $100,000 $100,000 $100,000 $100,000     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
61.     1      97,460  103,460   97,460  103,460     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
62.     2      94,935  106,990   94,935  106,990     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
63.     3      92,473  110,642   92,473  110,642     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
64.     4      90,074  114,420   90,074  114,420     0         0        0        0        0        0
-------------------------------------------------------------------------------------------------------
65.     5      84,272  113,928   84,272  113,928 3,464     4,401    3,077    3,077    3,356    4,030
-------------------------------------------------------------------------------------------------------
66.     6      78,711  113,263   78,711  113,263 3,371     4,557    3,077    3,077    3,289    4,143
-------------------------------------------------------------------------------------------------------
67.     7      73,382  112,412   73,382  112,412 3,280     4,719    3,077    3,077    3,223    4,259
-------------------------------------------------------------------------------------------------------
68.     8      68,277  111,364   68,277  111,364 3,191     4,887    3,077    3,077    3,159    4,381
-------------------------------------------------------------------------------------------------------
69.     9      63,390  110,105   63,390  110,105 3,104     5,062    3,077    3,077    3,096    4,506
-------------------------------------------------------------------------------------------------------
70.    10      58,711  108,622   58,711  108,622 3,019     5,243    3,077    3,077    3,019    4,637
-------------------------------------------------------------------------------------------------------
75.    15      38,209   97,292   38,209   97,292 2,622     6,258    3,077    3,077    2,622    5,368
-------------------------------------------------------------------------------------------------------
80.    20      21,951   77,753   21,951   77,753 2,263     7,495    3,077    3,077    2,263    6,258
-------------------------------------------------------------------------------------------------------
85.    25       9,288   47,044    9,288   47,044 1,926     9,043    3,077    3,077    1,926    7,373
-------------------------------------------------------------------------------------------------------
90.    30           0        0        0        0 1,449    11,835    3,077    3,077    1,449    9,382
-------------------------------------------------------------------------------------------------------


* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) SELECT
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


-------------------------------------------------

     CONTRACT
AGE    YEAR     ACCOUNT VALUE      CASH VALUE
-------------------------------------------------
                 0%       6%       0%       6%
-------------------------------------------------
60       0    $100,000 $100,000 $100,000 $100,000
-------------------------------------------------
61..     1      97,460  103,460   97,460  103,460
-------------------------------------------------
62..     2      94,935  106,990   94,935  106,990
-------------------------------------------------
63..     3      92,473  110,642   92,473  110,642
-------------------------------------------------
64..     4      90,074  114,420   90,074  114,420
-------------------------------------------------
65..     5      87,736  118,329   87,736  118,329
-------------------------------------------------
66..     6      85,458  122,373   85,458  122,373
-------------------------------------------------
67..     7      83,237  126,557   83,237  126,557
-------------------------------------------------
68..     8      81,073  130,886   81,073  130,886
-------------------------------------------------
69..     9      78,964  135,364   78,964  135,364
-------------------------------------------------
70..    10      76,908  139,998   76,908  139,998
-------------------------------------------------
75..    15      67,387  165,685   67,387  165,685
-------------------------------------------------
80..    20      59,015  196,134   59,015  196,134
-------------------------------------------------
85..    25      51,654  232,228   51,654  232,228
-------------------------------------------------
90..    30      45,181  275,013   45,181  275,013
-------------------------------------------------

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) ADV
$100,000 SINGLE CONTRIBUTION, $80,000 COST BASIS AND NO WITHDRAWALS MALE, NON QUALIFIED, ISSUE AGE 60
INCOME EDGE - PAYMENT BEGINS AT AGE 65
FEDERAL INCOME TAX RATE 28%


------------------------------------------------------------------------------------------------------

                                                 WITH INCOME EDGE (APPLICABLE TO NON-QUALIFIED MARKET)

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE     PRE-TAX PAYMENT    TAX-FREE AMOUNT   AFTER-TAX INCOME
------------------------------------------------------------------------------------------------------
                0%       6%       0%       6%     0%        6%       0%       6%       0%       6%
------------------------------------------------------------------------------------------------------
60.     0    $100,000 $100,000 $100,000 $100,000     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
61.     1      98,410  104,410   98,410  104,410     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
62.     2      96,795  108,964   96,795  108,964     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
63.     3      95,206  113,720   95,206  113,720     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
64.     4      93,642  118,685   93,642  118,685     0         0        0        0        0        0
------------------------------------------------------------------------------------------------------
65.     5      88,502  119,304   88,502  119,304 3,602     4,565    3,077    3,077    3,455    4,148
------------------------------------------------------------------------------------------------------
66.     6      83,505  119,743   83,505  119,743 3,540     4,772    3,077    3,077    3,410    4,297
------------------------------------------------------------------------------------------------------
67.     7      78,648  119,985   78,648  119,985 3,479     4,989    3,077    3,077    3,367    4,454
------------------------------------------------------------------------------------------------------
68.     8      73,928  120,009   73,928  120,009 3,419     5,217    3,077    3,077    3,324    4,618
------------------------------------------------------------------------------------------------------
69.     9      69,342  119,797   69,342  119,797 3,360     5,455    3,077    3,077    3,281    4,789
------------------------------------------------------------------------------------------------------
70.    10      64,887  119,325   64,887  119,325 3,302     5,705    3,077    3,077    3,239    4,969
------------------------------------------------------------------------------------------------------
75.    15      44,488  112,200   44,488  112,200 3,020     7,147    3,077    3,077    3,020    6,007
------------------------------------------------------------------------------------------------------
80.    20      26,983   94,251   26,983   94,251 2,751     8,994    3,077    3,077    2,751    7,337
------------------------------------------------------------------------------------------------------
85.    25      12,123   60,136   12,123   60,136 2,482    11,432    3,077    3,077    2,482    9,093
------------------------------------------------------------------------------------------------------
90.    30           0        0        0        0 2,063    16,159    3,077    3,077    2,063   12,496
------------------------------------------------------------------------------------------------------

* Each withdrawal is a standalone snapshot and independent of all other values shown in this column

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

VARIABLE DEFERED ANNUITY
INVESTMENT EDGE(R) ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
NON QUALIFIED WITHOUT INCOME EDGE OR QUALIFIED


------------------------------------------------

    CONTRACT
AGE   YEAR     ACCOUNT VALUE      CASH VALUE
------------------------------------------------
                0%       6%       0%       6%
------------------------------------------------
60.     0    $100,000 $100,000 $100,000 $100,000
------------------------------------------------
61.     1      98,410  104,410   98,410  104,410
------------------------------------------------
62.     2      96,795  108,964   96,795  108,964
------------------------------------------------
63.     3      95,206  113,720   95,206  113,720
------------------------------------------------
64.     4      93,642  118,685   93,642  118,685
------------------------------------------------
65.     5      92,104  123,869   92,104  123,869
------------------------------------------------
66.     6      90,589  129,281   90,589  129,281
------------------------------------------------
67.     7      89,099  134,933   89,099  134,933
------------------------------------------------
68.     8      87,632  140,833   87,632  140,833
------------------------------------------------
69.     9      86,189  146,994   86,189  146,994
------------------------------------------------
70.    10      84,768  153,427   84,768  153,427
------------------------------------------------
75.    15      77,998  190,102   77,998  190,102
------------------------------------------------
80.    20      71,749  235,611   71,749  235,611
------------------------------------------------
85.    25      65,981  292,079   65,981  292,079
------------------------------------------------
90.    30      60,658  362,145   60,658  362,145
------------------------------------------------

                     APPENDIX V: HYPOTHETICAL ILLUSTRATION

Appendix VI: Income Edge scheduled payment amount expressed as a Percentage of Account Value

--------------------------------------------------------------------------------

(NOT APPLICABLE TO INCOME EDGE EARLY RETIREMENT OPTION OR INCOME EDGE BENEFICIARY ADVANTAGE.)

Table B-1 below sets forth the maximum Payment Period available for select ages under either a Single or Joint Election at the time that Income Edge is elected. The Age column is used only for determining the length of the Payment Period available under Income Edge; these are not annuity factors.

Table B-2 below is provided for your convenience and expresses a given Annual Payout Period's Income Edge scheduled payment amounts as a (rounded) percentage of the contract's account value at that time. The Income Edge Payment Amount percentages are derived from the same payment method discussed earlier in this Prospectus in "Income Edge" in the "Accessing your money" section. The percentage is determined by dividing 1 by the number of remaining Annual Payout Periods.

FOR EXAMPLE:

   ELECTION OF INCOME EDGE. A contract owner is age 80 and chooses the Single Election method when the contract's account value equals $180,000. Table B-1 below provides a maximum Payment Period of 15 years and the contract owner elects to receive Income Edge scheduled payments over that maximum period.

   FIRST INCOME EDGE ANNUAL PAYOUT PERIOD. The payment amount for the first Annual Payout Period is equal to the account value at the time that you elect Income Edge ($180,000) divided by the number of remaining Annual Payout Periods (15), or $12,000.

   Referring to Table B-2 below, the Income Edge scheduled payment amount for the first Annual Payout Period can be expressed as a percentage of the account value. As discussed above, the percentages in Table B-2 were determined by dividing 1 by the remaining Annual Payout Periods. In this example, dividing 1 by the remaining Annual Payout Periods (15) yields 6.7%. Thus, the contract owner can expect to receive approximately 6.7% of the Contract's account value as an Income Edge scheduled payment ($180,000 multiplied by 6.7%, or $12,000) for the first Annual Payout Period.

   SECOND INCOME EDGE ANNUAL PAYOUT PERIOD. Assume the investment performance following the first Annual Payout Period is positive and that the Contract's account value on the day before the second Annual Payout Period begins is $172,000. The $180,000 account value on the day before the first Income Edge Anniversary Date minus the first Annual Payout Period payment amount of $12,000 reduces the account value to $168,000. During the following year assume the investments underlying the Contract gain $6,000 resulting in a value of $172,000 on the day before the second Annual Payout Period begins. The scheduled payment amount for the second Annual Payout Period will be equal to $172,000 divided by the remaining Annual Payout Periods (14), or $12,286. This amount can be expressed as a percentage of the account value by dividing 1 by 14, yielding 7.1%.

We have the right, upon advance notice to you, to change at any time after the Contract Date and before election of Income Edge the Maximum Payment Period used in the table below for calculating Income Edge scheduled payment amounts.

                    TABLE B-1                          TABLE B-2
-------------------------------------------------------------------------------
              MAXIMUM PAYMENT PERIOD               PAYMENT PERCENTAGE
-------------------------------------------------------------------------------
Age at    Single Election Joint Election       Number of        Payment Amount
time of       To Age          To Age          (Remaining)      as a Percentage
Election        95             100       Annual Payout Periods of Account Value
-------------------------------------------------------------------------------
  60            35              40                40                 2.5%
-------------------------------------------------------------------------------
  61            34              39                39                 2.6%
-------------------------------------------------------------------------------
  62            33              38                38                 2.6%
-------------------------------------------------------------------------------
  63            32              37                37                 2.7%
-------------------------------------------------------------------------------
  64            31              36                36                 2.8%
-------------------------------------------------------------------------------
  65            30              35                35                 2.9%
-------------------------------------------------------------------------------
  66            29              34                34                 2.9%
-------------------------------------------------------------------------------
  67            28              33                33                 3.0%
-------------------------------------------------------------------------------
  68            27              32                32                 3.1%
-------------------------------------------------------------------------------
  69            26              31                31                 3.2%
-------------------------------------------------------------------------------

                                     VI-1

APPENDIX VI: INCOME EDGE SCHEDULED PAYMENT AMOUNT EXPRESSED AS A PERCENTAGE OF
                                 ACCOUNT VALUE

                    TABLE B-1                          TABLE B-2
-------------------------------------------------------------------------------
              MAXIMUM PAYMENT PERIOD               PAYMENT PERCENTAGE
-------------------------------------------------------------------------------
Age at    Single Election Joint Election       Number of        Payment Amount
time of       To Age          To Age          (Remaining)      as a Percentage
Election        95             100       Annual Payout Periods of Account Value
-------------------------------------------------------------------------------
  70            25              30                30                  3.3%
-------------------------------------------------------------------------------
  71            24              29                29                  3.4%
-------------------------------------------------------------------------------
  72            23              28                28                  3.6%
-------------------------------------------------------------------------------
  73            22              27                27                  3.7%
-------------------------------------------------------------------------------
  74            21              26                26                  3.8%
-------------------------------------------------------------------------------
  75            20              25                25                  4.0%
-------------------------------------------------------------------------------
  76            19              24                24                  4.2%
-------------------------------------------------------------------------------
  77            18              23                23                  4.3%
-------------------------------------------------------------------------------
  78            17              22                22                  4.5%
-------------------------------------------------------------------------------
  79            16              21                21                  4.8%
-------------------------------------------------------------------------------
  80            15              20                20                  5.0%
-------------------------------------------------------------------------------
  81            14              19                19                  5.3%
-------------------------------------------------------------------------------
  82            13              18                18                  5.6%
-------------------------------------------------------------------------------
  83            12              17                17                  5.9%
-------------------------------------------------------------------------------
  84            11              16                16                  6.3%
-------------------------------------------------------------------------------
  85            10              15                15                  6.7%
-------------------------------------------------------------------------------
  86             9              14                14                  7.1%
-------------------------------------------------------------------------------
  87             8              13                13                  7.7%
-------------------------------------------------------------------------------
  88             7              12                12                  8.3%
-------------------------------------------------------------------------------
  89             6              11                11                  9.1%
-------------------------------------------------------------------------------
  90             5              10                10                 10.0%
-------------------------------------------------------------------------------
  91             4               9                 9                 11.1%
-------------------------------------------------------------------------------
  92             3               8                 8                 12.5%
-------------------------------------------------------------------------------
  93             2               7                 7                 14.3%
-------------------------------------------------------------------------------
  94             1               6                 6                 16.7%
-------------------------------------------------------------------------------
  95                             5                 5                 20.0%
-------------------------------------------------------------------------------
  96                             4                 4                 25.0%
-------------------------------------------------------------------------------
  97                             3                 3                 33.3%
-------------------------------------------------------------------------------
  98                             2                 2                 50.0%
-------------------------------------------------------------------------------
  99                             1                 1                100.0%
-------------------------------------------------------------------------------

                                     VI-2

APPENDIX VI: INCOME EDGE SCHEDULED PAYMENT AMOUNT EXPRESSED AS A PERCENTAGE OF
                                 ACCOUNT VALUE

Appendix VII: Protected premium death benefit example

--------------------------------------------------------------------------------

The Protected premium death benefit (PPDB) under the contract is equal to the greater of (a) your Protected premium death benefit base on the date of death and (b) your account value on the date of claim. The Protected premium death benefit base is not an account value or cash value. It is equal to:

  . your initial contribution and any subsequent contributions to your contract, less

  . a deduction that reflects any withdrawals you make (including any applicable withdrawal charges).

The date of claim is the date on which we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, and any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

For purposes of calculating your PPDB, any accrued but unpaid Breakpoint Credit amount will be added to your account value and any accrued but unpaid PPDB charge will be deducted from your account value.

Please see "Protected premium death benefit" under "Contract features and benefits" earlier in this Prospectus for more detailed information.

PPDB CHARGE. We deduct the charge for the PPDB annually on each contract date anniversary for which the benefit is in effect. This charge is calculated daily as a percentage of your Net Amount at Risk (NAR) and varies according to your age as of your most recent contract date anniversary. On each day of your contract, your NAR is equal to (A) minus (B), where:

(A) equals your Protected premium death benefit base; and (B) equals your account value on that day. If (A) is less than or equal to (B), then your NAR for that day equals zero.

There will be no accrued charge for the PPDB for any day on which your NAR is less than or equal to zero. For more information about the PPDB charge, see "Protected premium death benefit charge" in the "Charges and expenses" section earlier in this Prospectus.

EXAMPLES OF HOW WE CALCULATE THE PPDB CHARGE AMOUNT. Assume Jane is 66, elects the PPDB, makes an initial contribution to her contract of $400,000, and makes no additional contributions or withdrawals through the first year of her contract. In her first contract year, the applicable PPDB charge for Jane is 1.2% of her NAR on an annual basis, or 0.00328767% daily. The specific PPDB charge amount will depend on her daily NAR, as illustrated in the following scenarios:

SCENARIO 1: On every day of the year until her first contract date anniversary, Jane's account value was greater than or equal to $400,000.

CHARGE CALCULATION: Because Jane's account value was greater than or equal to her total contributions on every day of the year, her NAR for each of those days was also zero. Therefore, the amount of the PPDB charge for the year is $0.

SCENARIO 2: On every day of the year until her first contract date anniversary, Jane's account value was greater than or equal to $400,000, except for March 16 ($390,000), March 17 ($380,000), March 18 ($390,000), September 14 ($370,000)
and September 15 ($390,000).

CHARGE CALCULATION: For each of the 360 days on which Jane's account value was greater than or equal to her total contributions, her NAR was zero. Therefore, the amount of the PPDB charge for each of those days is $0. For the five days on which her account value was less than her total contributions, her NAR and the associated PPDB charge are shown in the table below:

----------------------------------------------------------------------------------------------------------------
DAY                                                          ACCOUNT VALUE   NAR            PPDB CHARGE
----------------------------------------------------------------------------------------------------------------
March 16                                                       $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
March 17                                                       $380,000    $20,000 $0.66 ($20,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
March 18                                                       $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
September 14                                                   $370,000    $30,000 $0.99 ($30,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
September 15                                                   $390,000    $10,000 $0.33 ($10,000 * 0.00328767%)
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $2.64
----------------------------------------------------------------------------------------------------------------

The total annual PPDB charge of $2.64 will be deducted from Jane's account on her contract date anniversary. If she decided to drop the PPDB on June 30, the cumulative charge of $1.32 would be deducted on the immediately following business day.

                                     VII-1

             APPENDIX VII: PROTECTED PREMIUM DEATH BENEFIT EXAMPLE

Appendix VIII: Exchange program

--------------------------------------------------------------------------------

We offer an exchange program under which a Prior Contract may be exchanged for an Investment Edge(R) Select contract. This is called an "exchange" under securities law. For purposes of this Prospectus, the word "exchange" includes an exchange, rollover or transfer, as applicable, for federal income tax purposes.

The chart contained in this Appendix provides a summary comparison of some of the important features of Prior Contracts and the Investment Edge(R) Select contract. You should not rely solely on the information contained in the charts in examining the differences between your existing contract and the Investment Edge(R) Select contract. There may be other differences important for you to consider prior to exchanging to an Investment Edge(R) Select contract. You should read the Prospectus and other information related to your existing contract prior to exchanging to an Investment Edge(R) Select contract. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

You should carefully consider whether an exchange is appropriate for you by considering the benefits and guarantees provided by your Prior Contract to the benefits and guarantees provided by the Investment Edge(R) Select contract. Under this exchange program, among other conditions, the Prior Contract cannot have outstanding withdrawal charges. The account value attributable to your existing contract would not be subject to any withdrawal charge under an Investment Edge(R) Select contract, but would be subject to all other charges and fees under an Investment Edge(R) Select contract. You should also review the fees and charges of your Prior Contract and the fees and charges of the Investment Edge(R) Select contract, which may be higher than the fees and charges under the Prior Contract. Any such exchange program will be made available on terms and conditions determined by us and will comply with applicable law. If you are considering exchanging your Prior Contract for an Investment Edge(R) Select contract, please contact your financial professional, who will be able to explain the benefits and features of this contract and provide you with the proper forms and application necessary to complete the transaction.

                                    VIII-1

                        APPENDIX VIII: EXCHANGE PROGRAM

                       STRUCTURED CAPITAL STRATEGIES(R)


-------------------------------------------------------------------------------------------------------------
        PRIOR CONTRACTS                                 NEW CONTRACT
-------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL                    INVESTMENT EDGE(R)
 STRATEGIES(R) SERIES B, C AND         SELECT
 ADV/(10)/
-------------------------------------------------------------------------------------------------------------
Annual                      None       If your account value on
Contract Fee:                          a contract date
                                       anniversary is less than
                                       $50,000/1/.                                                $50

                                       If your account value on
                                       a contract date
                                       anniversary is $50,000 or
                                       more/1/.                                                   $0
-------------------------------------------------------------------------------------------------------------
                       0.65%-1.65%/2/                       1.25%
Total Separate Account
Annual
Expenses:
-------------------------------------------------------------------------------------------------------------
Fund                        None                                 Current: 0.00%
Facilitation                                                     Maximum: 0.70%
Fee/8/
-------------------------------------------------------------------------------------------------------------
Death Benefit:          The death
                        benefit is
                        equal to the
                        return of      The standard death benefit is equal to your
                        your account   account value as of the date we receive
                        value as of    satisfactory proof of the own-er's or older
                        the date we    joint owner's, if applicable, death, any
                        receive        required instructions for the method of
                        satisfactory   payment, and all information and forms
                        proof of       necessary to effect payment.
                        death and all
                        information    At issue you can also elect the Protected
                        and forms      premium death benefit, which is equal to the
                        necessary to   greater of your account value or total
                        effect         contributions to your contract, adjusted
                        payment.       pro-rata for any withdrawals you have made.
-------------------------------------------------------------------------------------------------------------
Protected                              Calculated daily as a percentage of your Net
premium Death                          Amount at Risk./6/ Deducted annually on each
Benefit                                contract date anniversary for which the benefit
Charge/6/:                             is in effect/7/.

                                       -----------------------------------------------------------------------


                                         AGE/(9)/     CURRENT ANNUAL CHARGE MAXIMUM ANNUAL CHARGE  AGE/(9)/
                       Not Applicable  -----------------------------------------------------------------------
                                       (less or =)65  0.6%                  1.2%                  89
                                       -----------------------------------------------------------------------
                                           66-70      1.2%                  2.4%                  90
                                       -----------------------------------------------------------------------
                                           71-75      1.8%                  3.6%                  91
                                       -----------------------------------------------------------------------
                                           76-80      3.6%                  7.2%                  92
                                       -----------------------------------------------------------------------
                                           81-85      7.2%                  14.4%                 93
                                       -----------------------------------------------------------------------
                                            86        9.0%                  18.0%                 94
                                       -----------------------------------------------------------------------
                                            87        10.0%                 20.0%                 95
                                       -----------------------------------------------------------------------
                                            88        11.0%                 22.0%
------------------------               -----------------------------------------------------------------------
Choice Cost/3/            up to 5%                              No
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
        PRIOR CONTRACTS
----------------------------------------------------------------------
 STRUCTURED CAPITAL
 STRATEGIES(R) SERIES B, C AND
 ADV/(10)/
----------------------------------------------------------------------
Annual                      None
Contract Fee:







----------------------------------------------------------------------
                       0.65%-1.65%/2/
Total Separate Account
Annual
Expenses:
----------------------------------------------------------------------
Fund                        None
Facilitation
Fee/8/
----------------------------------------------------------------------
Death Benefit:          The death
                        benefit is
                        equal to the
                        return of
                        your account
                        value as of
                        the date we
                        receive
                        satisfactory
                        proof of
                        death and all
                        information
                        and forms
                        necessary to
                        effect
                        payment.
----------------------------------------------------------------------
Protected
premium Death
Benefit
Charge/6/:

                                       ------------------------------
                                                             MAXIMUM
                                                             ANNUAL
                                       CURRENT ANNUAL CHARGE CHARGE
                       Not Applicable  ------------------------------
                                       12.0%                 24.0%
                                       ------------------------------
                                       13.5%                 27.0%
                                       ------------------------------
                                       14.5%                 29.0%
                                       ------------------------------
                                       16.0%                 32.0%
                                       ------------------------------
                                       17.0%                 34.0%
                                       ------------------------------
                                       18.5%                 37.0%
                                       ------------------------------
                                       20.0%                 40.0%
                                       ------------------------------

------------------------               ------------------------------
Choice Cost/3/            up to 5%
----------------------------------------------------------------------


                                    VIII-2

                        APPENDIX VIII: EXCHANGE PROGRAM

-----------------------------------------------------------------------------------------------------------------------------------
                  PRIOR CONTRACTS                                   NEW CONTRACT
-----------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED CAPITAL STRATEGIES(R) SERIES B, C AND     INVESTMENT EDGE(R) SELECT
 ADV/(10)/
-----------------------------------------------------------------------------------------------------------------------------------
Loan Features (if                    No                                  No
your employer's plan
permits):
-----------------------------------------------------------------------------------------------------------------------------------
Variable Investment                  3                                  100+
Options/4/:                       Class IB                        Various Classes
-----------------------------------------------------------------------------------------------------------------------------------
Structured Investment             Up to 28                               No
Options/4,5/:
-----------------------------------------------------------------------------------------------------------------------------------
Sources of Permitted     .   Full or partial          .   Full or partial exchange, rollover
Subsequent                   exchange, rollover or        or direct transfer from a Structured
Contributions:               direct transfer from         Capital Strategies(R) contract. The
                             another annuity              source of the contribution must be
                             contract or other            for the entire account value
                             eligible investment          invested in the variable investment
                                                          options at the time of the
                                                          transaction.
                                                      .   Account value invested in a segment
                                                          is not an eligible source of
                                                          contribution.
-----------------------------------------------------------------------------------------------------------------------------------


/1./ If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the fee for that year.

/2./ On a non-guaranteed basis, we may waive any portion of the contract fee as it applies to the EQ/Money Market variable investment option (including any amounts in the dollar cap averaging accounts) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the contract fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. For more information, please refer to your Structured Capital Strategies(R) Prospectus.

/3./ Choice cost is a charge, which is only applicable if a contract owner elects to invest in Choice Segments under a Structured Capital Strategies(R) contract. For more information on Choice costs, please refer to Structured Capital Strategies(R) Prospectus.

/4./ The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

/5./ Contract owners have the ability to invest in various types of structured investment options that permit you to invest in one or more segments referred to as "Standard Segments" or "Choice Segments", each of which provides performance tied to the performance of a securities or commodities indexed for a set period of time. As discussed above in footnote 5, amounts invested in Choice Segments are subject to a "Choice cost" charge. For more information on structured investment options and Choice costs, please refer to your Structured Capital Strategies(R) Prospectus.

/6./ On each day of your contract, your Net Amount at Risk (NAR) is equal to
     (A) minus (B), where (A) equals your Protected premium death benefit base; and (B) equals your account value on that day. Your NAR can never be less than zero.

/7./ If on any date other than the contract date anniversary your contract is surrendered or annuitized, an Income Edge payment program is elected and becomes effective, a death benefit is paid, or the Protected Premium death benefit is otherwise terminated, we will deduct the cumulative accrued charge for that year from your account value.

/8./ This fee DOES NOT APPLY to any variable investment options that we currently offer.

/9./ Age at issue, and subsequently, as of your most recent contract date anniversary. For jointly owned contracts, the charge is based on the age of the older joint owner. The daily charge percentage increases automatically on each contract date anniversary following the date on which you reach the next age bracket shown in the table.

/10./Your contract must be in force for at least four years for you to be eligible to exchange to an Investment Edge(R) Select contract.

                                    VIII-3

                        APPENDIX VIII: EXCHANGE PROGRAM

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                               PAGE

Who is AXA Equitable?                           2

Unit Values                                     2

Custodian                                       2

Independent Registered Public Accounting Firm   2

Distribution of the Contracts                   2

Financial Statements                            2


HOW TO OBTAIN AN INVESTMENT EDGE(R) 15.0 STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me an Investment Edge(R) 15.0 SAI for SEPARATE ACCOUNT
NO. 70 dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                        Investment Edge(R) 15.0
                                                                        #646172

Investment Edge(R) 15.0

A variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2019



AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Investment Edge(R) 15.0 Prospectus, dated May 1, 2019. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


           TABLE OF CONTENTS

           Who is AXA Equitable?                                   2

           Unit Values                                             2

           Custodian                                               2

           Independent Registered Public Accounting Firm           2

           Distribution of the Contracts                           2

           Financial statements                                    2

           Condensed Financial Information                Appendix I





             Copyright 2019 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                          Investment Edge 15.0
                                                                       #646172

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under the contract.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for Investment Edge(R) 15.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily operations charge, administrative charge and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.25%. Your contract charges may be less.


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and $507,645,857 in 2016 as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2018, $0 in 2017 and $0 in 2016. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016. Of these amounts, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2018.

Appendix I: Condensed financial information

--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.10%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018     2017    2016   2015
------------------------------------------------------------------------
1290 VT CONVERTIBLE SECURITIES
------------------------------------------------------------------------
   Unit value                            $10.62   $11.21  $ 9.92  $9.31
------------------------------------------------------------------------
   Number of units outstanding (000's)      105       40      18      8
------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------
   Unit value                            $ 9.60       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)       --       --      --     --
------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------
   Unit value                            $10.24   $10.45  $10.17  $9.80
------------------------------------------------------------------------
   Number of units outstanding (000's)      845      583     137     26
------------------------------------------------------------------------
1290 VT ENERGY
------------------------------------------------------------------------
   Unit value                            $ 6.40   $ 8.32  $ 8.58  $7.04
------------------------------------------------------------------------
   Number of units outstanding (000's)      182      163     140     19
------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------
   Unit value                            $10.83   $12.40  $10.83  $9.69
------------------------------------------------------------------------
   Number of units outstanding (000's)      127       97      52     15
------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------
   Unit value                            $10.36   $11.02  $10.49  $9.85
------------------------------------------------------------------------
   Number of units outstanding (000's)      273      189     101     43
------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                            $10.67   $12.78  $11.13  $9.13
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,174    1,460     783    210
------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------
   Unit value                            $10.45   $10.80  $10.26  $9.28
------------------------------------------------------------------------
   Number of units outstanding (000's)      193       61      28     10
------------------------------------------------------------------------
1290 VT LOW VOLATILITY GLOBAL EQUITY
------------------------------------------------------------------------
   Unit value                            $11.26   $11.82  $10.09  $9.39
------------------------------------------------------------------------
   Number of units outstanding (000's)      129       53      32     14
------------------------------------------------------------------------
1290 VT MICRO CAP
------------------------------------------------------------------------
   Unit value                            $ 8.75       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)        4       --      --     --
------------------------------------------------------------------------
1290 VT MULTI-ALTERNATIVE STRATEGIES
------------------------------------------------------------------------
   Unit value                            $ 9.78       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)        1       --      --     --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31
                                                              -------------------------------
                                                               2018    2017    2016    2015
---------------------------------------------------------------------------------------------
1290 VT NATURAL RESOURCES
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 8.58  $10.10  $ 9.11  $ 7.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           129      84      51       7
---------------------------------------------------------------------------------------------
1290 VT REAL ESTATE
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.88  $10.58  $ 9.70  $ 9.37
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            96      63      48       5
---------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 8.13      --      --      --
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             7      --      --      --
---------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.30  $12.16  $10.10  $ 9.65
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           118      35      18      10
---------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.80  $12.48  $10.48  $ 9.64
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           340     137     111      58
---------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GROWTH
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.06  $12.42  $ 9.21  $ 9.40
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            54      42      34       1
---------------------------------------------------------------------------------------------
AB VPS GROWTH AND INCOME
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.87  $12.74  $10.87  $ 9.89
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           567     186     123      27
---------------------------------------------------------------------------------------------
AB VPS REAL ESTATE INVESTMENT
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.65  $11.27  $10.71  $10.08
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           280     232     130      18
---------------------------------------------------------------------------------------------
AB VPS SMALL/MID CAP VALUE
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.47  $12.50  $11.20  $ 9.07
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           248     155     101      29
---------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.95  $10.88      --      --
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           306     201      --      --
---------------------------------------------------------------------------------------------
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.67  $12.33  $ 9.98  $ 9.35
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           242     161      86      26
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION FUND/SM/
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.70  $10.09  $ 9.84  $ 9.53
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           392     259     121      23
---------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.32  $12.03  $10.49  $ 9.72
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,985   1,881     929     159
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDING DECEMBER 31
                                                                         -------------------------------
                                                                          2018     2017    2016   2015
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $11.10   $12.37  $ 9.54  $9.61
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      509      261     169     40
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.13   $11.49  $ 9.24  $9.18
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      130       75      47     34
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $12.38   $12.78  $10.59  $9.62
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      996      496     156     41
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $ 9.51   $10.86  $ 8.81  $8.80
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      313      191      94     33
--------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.12   $11.93  $ 9.35  $9.00
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      723      435     228     65
--------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.70   $11.85  $10.06  $9.35
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      369      287     128      5
--------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.31   $10.95  $ 9.97  $9.57
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    2,148    1,490     963    220
--------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.51   $11.41  $10.04  $9.46
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    1,420      916     416    150
--------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.15   $10.90  $ 9.76  $9.51
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      558      440     324     94
--------------------------------------------------------------------------------------------------------
AXA/AB SHORT DURATION GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $ 9.70   $ 9.70  $ 9.79  $9.88
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      152       84      68     14
--------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $11.29   $12.39  $10.21  $9.17
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      532      272     137     37
--------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $ 9.40       --      --     --
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      193       --      --     --
--------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
--------------------------------------------------------------------------------------------------------
   Unit value                                                            $10.37   $10.68  $ 8.44  $8.92
--------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                      385      226      94     25
--------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDING DECEMBER 31
                                                  -------------------------------
                                                   2018    2017    2016    2015
---------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
---------------------------------------------------------------------------------
   Unit value                                     $13.85  $14.43  $10.84  $10.26
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               839     544     224      15
---------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                                     $ 9.81  $11.30  $ 9.42  $ 9.05
---------------------------------------------------------------------------------
   Number of units outstanding (000's)                78      42      20       2
---------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------------------
   Unit value                                     $ 9.85  $10.78  $ 9.58  $ 9.33
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,042   1,039     711     232
---------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
---------------------------------------------------------------------------------
   Unit value                                     $11.73  $11.71  $ 9.48  $ 9.27
---------------------------------------------------------------------------------
   Number of units outstanding (000's)                --      52      60      23
---------------------------------------------------------------------------------
CHARTER/SM/ AGGRESSIVE GROWTH
---------------------------------------------------------------------------------
   Unit value                                     $ 9.99  $11.07  $ 9.58  $ 8.93
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               300     155     112      24
---------------------------------------------------------------------------------
CHARTER/SM/ CONSERVATIVE
---------------------------------------------------------------------------------
   Unit value                                     $10.13  $10.59  $ 9.91  $ 9.48
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               925     769     607     228
---------------------------------------------------------------------------------
CHARTER/SM/ GROWTH
---------------------------------------------------------------------------------
   Unit value                                     $10.05  $10.98  $ 9.67  $ 9.09
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               386     204     148      49
---------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
---------------------------------------------------------------------------------
   Unit value                                     $10.14  $10.78  $ 9.83  $ 9.35
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               814     664     399      94
---------------------------------------------------------------------------------
CHARTER/SM /MODERATE GROWTH
---------------------------------------------------------------------------------
   Unit value                                     $10.14  $10.92  $ 9.79  $ 9.27
---------------------------------------------------------------------------------
   Number of units outstanding (000's)             1,011     575     367     128
---------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
---------------------------------------------------------------------------------
   Unit value                                     $ 9.94  $11.55  $10.49  $ 8.47
---------------------------------------------------------------------------------
   Number of units outstanding (000's)                76      38      23       4
---------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                     $ 9.58  $10.59  $ 9.23  $ 9.25
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               608     572     446     136
---------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
---------------------------------------------------------------------------------
   Unit value                                     $11.88  $12.64  $10.74  $ 9.46
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               606     338     193      30
---------------------------------------------------------------------------------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------
   Unit value                                     $ 9.85  $10.19  $ 9.82  $ 9.62
---------------------------------------------------------------------------------
   Number of units outstanding (000's)               752     615     338     100
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------
                                                        FOR THE YEAR ENDING DECEMBER 31
                                                        -------------------------------
                                                         2018     2017    2016   2015
---------------------------------------------------------------------------------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $10.18   $12.26  $ 8.84  $7.86
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     275      117      16      6
---------------------------------------------------------------------------------------
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
---------------------------------------------------------------------------------------
   Unit value                                           $ 9.89   $10.00  $ 9.92  $9.87
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     419      329     207     49
---------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND
---------------------------------------------------------------------------------------
   Unit value                                           $10.45   $10.58  $10.34  $9.60
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,447      660     298    121
---------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
---------------------------------------------------------------------------------------
   Unit value                                           $11.04       --      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,661       --      --     --
---------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------
   Unit value                                           $10.10   $11.11  $10.39  $8.90
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   1,004      691     409    118
---------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------
   Unit value                                           $ 9.11       --      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                      96       --      --     --
---------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------
   Unit value                                           $11.79   $12.65  $10.62  $9.61
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     724      304      87     21
---------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------
   Unit value                                           $ 9.82   $ 9.91  $ 9.87  $9.85
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     967      582     229     24
---------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------------------------
   Unit value                                           $ 8.91   $10.63  $ 8.02  $7.39
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     167       70      32      6
---------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------
   Unit value                                           $12.05   $12.82  $10.71  $9.74
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                   3,468    2,176   1,140    288
---------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
---------------------------------------------------------------------------------------
   Unit value                                           $11.11       --      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     997       --      --     --
---------------------------------------------------------------------------------------
EQ/FRANKLIN RISING DIVIDENDS
---------------------------------------------------------------------------------------
   Unit value                                           $12.12       --      --     --
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     727       --      --     --
---------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
---------------------------------------------------------------------------------------
   Unit value                                           $ 9.71   $ 9.74  $ 9.82  $9.88
---------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     281      251     208     27
---------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018     2017    2016   2015
------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------
   Unit value                            $ 9.14   $10.90  $ 8.94  $8.85
------------------------------------------------------------------------
   Number of units outstanding (000's)      712      483     255     59
------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------
   Unit value                            $ 9.72       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      431       --      --     --
------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $ 8.99       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      528       --      --     --
------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------
   Unit value                            $ 5.23       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      301       --      --     --
------------------------------------------------------------------------
EQ/IVY SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $11.14       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      618       --      --     --
------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------
   Unit value                            $11.13       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      168       --      --     --
------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------
   Unit value                            $ 8.84       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)        6       --      --     --
------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------
   Unit value                            $12.84   $13.28  $10.39  $9.88
------------------------------------------------------------------------
   Number of units outstanding (000's)      890      565     232     42
------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------
   Unit value                            $10.91   $12.11  $10.84  $9.41
------------------------------------------------------------------------
   Number of units outstanding (000's)      447      264     114     20
------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------
   Unit value                            $ 9.16       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)      732       --      --     --
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------
   Unit value                            $10.78   $12.03  $ 9.21  $9.13
------------------------------------------------------------------------
   Number of units outstanding (000's)      578      282     121     33
------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------
   Unit value                            $11.03       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,521       --      --     --
------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------
   Unit value                            $ 8.88       --      --     --
------------------------------------------------------------------------
   Number of units outstanding (000's)        6       --      --     --
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------
                                         FOR THE YEAR ENDING DECEMBER 31
                                         -------------------------------
                                          2018    2017    2016    2015
------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------
   Unit value                            $10.13      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)      374      --      --      --
------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------
   Unit value                            $10.89  $12.47  $10.92  $ 9.20
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,049     671     350     106
------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------
   Unit value                            $ 9.76  $ 9.75  $ 9.82  $ 9.93
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,158   1,749   1,556   1,053
------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------
   Unit value                            $10.67  $12.47  $ 9.30  $ 9.40
------------------------------------------------------------------------
   Number of units outstanding (000's)      722     319     180      70
------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------
   Unit value                            $10.32  $10.58  $10.39  $ 9.53
------------------------------------------------------------------------
   Number of units outstanding (000's)      547     348     103      15
------------------------------------------------------------------------
EQ/PIMCO TOTAL RETURN
------------------------------------------------------------------------
   Unit value                            $10.15      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,864      --      --      --
------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------
   Unit value                            $10.04  $10.06  $ 9.98  $ 9.89
------------------------------------------------------------------------
   Number of units outstanding (000's)      696     313     199      44
------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------
   Unit value                            $10.76  $12.27  $10.88  $ 9.13
------------------------------------------------------------------------
   Number of units outstanding (000's)      698     474     234      73
------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------
   Unit value                            $13.07  $13.43  $10.18  $10.16
------------------------------------------------------------------------
   Number of units outstanding (000's)    2,073   1,147     553     145
------------------------------------------------------------------------
EQ/T. ROWE PRICE HEALTH SCIENCES
------------------------------------------------------------------------
   Unit value                            $10.93      --      --      --
------------------------------------------------------------------------
   Number of units outstanding (000's)    1,359      --      --      --
------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
------------------------------------------------------------------------
   Unit value                            $10.61  $11.11  $10.54  $ 9.31
------------------------------------------------------------------------
   Number of units outstanding (000's)      671     539     371     111
------------------------------------------------------------------------
FEDERATED KAUFMAN FUND II
------------------------------------------------------------------------
   Unit value                            $12.77  $12.46  $ 9.85  $ 9.63
------------------------------------------------------------------------
   Number of units outstanding (000's)      506     253     130      52
------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------
   Unit value                            $10.35  $12.28  $10.30  $ 9.31
------------------------------------------------------------------------
   Number of units outstanding (000's)      810     565     304     112
------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------
                                                              FOR THE YEAR ENDING DECEMBER 31
                                                              -------------------------------
                                                               2018    2017    2016    2015
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.34  $10.76  $10.11  $ 9.47
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,026   1,152     529     123
---------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.96  $10.67  $10.18  $ 9.42
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                            74      39      17       4
---------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.40  $12.13  $10.80  $ 9.78
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           573     457     197      45
---------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.89  $11.06  $ 9.99  $ 8.92
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           144      85      60      11
---------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.38  $10.97  $10.11  $ 8.97
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           870     693     445     152
---------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.98  $11.10  $10.36  $ 9.02
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           116      93      38      12
---------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 7.57  $ 8.41  $ 7.82  $ 9.28
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           149     112      75      24
---------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $12.58  $12.71  $ 9.90  $10.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           529     357     299     132
---------------------------------------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.07  $10.91  $10.04  $ 9.11
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           400     361     268      32
---------------------------------------------------------------------------------------------
INVESCO V.I. HEALTH CARE FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.32  $ 9.37  $ 8.20  $ 9.39
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           263     166     121      61
---------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $10.13  $10.63  $10.13  $ 9.24
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           514     355     197      48
---------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
---------------------------------------------------------------------------------------------
   Unit value                                                 $ 9.30  $11.10  $ 9.87  $ 8.92
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           251     145     105      21
---------------------------------------------------------------------------------------------
JANUS HENDERSON VIT BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------
   Unit value                                                 $11.64  $11.72  $10.03  $ 9.72
---------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,395   1,273     730     248
---------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING DECEMBER 31
                                                                -------------------------------
                                                                 2018    2017    2016    2015
-----------------------------------------------------------------------------------------------
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.86  $10.10  $ 9.88  $ 9.78
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,062     936     628     168
-----------------------------------------------------------------------------------------------
JANUS HENDERSON VIT U.S. LOW VOLATILITY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.87  $12.58  $11.02  $10.15
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             390     316     237      45
-----------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.83  $11.69  $10.11  $ 9.66
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             279     125      76      22
-----------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.71  $11.39  $10.31  $ 9.82
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             121      50      15      --
-----------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.69  $11.26  $10.43  $ 9.40
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           2,195   1,390     718     269
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.79  $12.64  $10.39  $ 9.70
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             158      96      43      31
-----------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.91  $12.63  $10.37  $ 9.67
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             100      68      35       8
-----------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
-----------------------------------------------------------------------------------------------
   Unit value                                                   $11.17  $12.60  $10.86  $ 9.65
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                           1,402   1,065     519      95
-----------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------
   Unit value                                                   $15.02  $14.85  $10.79  $10.02
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             561     275     126      33
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 9.27  $11.28  $ 9.00  $ 9.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              74      45      31      14
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 8.77  $ 9.51  $ 9.02  $ 9.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                              83      54      34       9
-----------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $ 7.18  $ 8.46  $ 8.39  $ 7.38
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             195      84      48      12
-----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                                                   $10.58  $11.24  $10.35  $ 9.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             168     137      55      12
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2018. (CONTINUED)



--------------------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING DECEMBER 31
                                                       -------------------------------
                                                        2018     2017    2016   2015
--------------------------------------------------------------------------------------
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
--------------------------------------------------------------------------------------
   Unit value                                          $10.02   $10.59  $ 9.86  $9.59
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    191      125      45      9
--------------------------------------------------------------------------------------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------
   Unit value                                          $10.00   $10.72  $ 9.50  $9.25
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     26       11       8     --
--------------------------------------------------------------------------------------
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------------
   Unit value                                          $ 9.39   $10.30  $ 9.73  $9.77
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    106       90      60     17
--------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
--------------------------------------------------------------------------------------
   Unit value                                          $10.43   $10.66  $10.06  $9.65
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    521      144      65     69
--------------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------
   Unit value                                          $10.80   $11.78  $10.32  $9.78
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    172      201     149     94
--------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
--------------------------------------------------------------------------------------
   Unit value                                          $12.11   $12.85  $10.53  $9.67
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     80       28       5     --
--------------------------------------------------------------------------------------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
--------------------------------------------------------------------------------------
   Unit value                                          $ 9.30   $10.14  $ 9.01  $9.15
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     48       42      34      1
--------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
--------------------------------------------------------------------------------------
   Unit value                                          $10.96   $12.27  $10.72  $9.12
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                    544      254     108     19
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------
   Unit value                                          $ 9.65   $ 9.57  $ 9.50  $9.33
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                  1,314    1,003     570    196
--------------------------------------------------------------------------------------
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------------
   Unit value                                          $ 9.34   $10.07  $ 9.07  $8.62
--------------------------------------------------------------------------------------
   Number of units outstanding (000's)                     46       35      26      8
--------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-5
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-72
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017....................................... FSA-107
   Notes to Financial Statements...................................... FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account No. 70 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account No. 70 of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

 1290 VT CONVERTIBLE SECURITIES/(1)/    AXA AGGRESSIVE ALLOCATION/(1)/
 1290 VT DOUBLELINE DYNAMIC             AXA AGGRESSIVE STRATEGY/(1)/
 ALLOCATION/(1)/                        AXA BALANCED STRATEGY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA CONSERVATIVE GROWTH STRATEGY/(1)/
 BOND/(1)/                              AXA CONSERVATIVE STRATEGY/(1)/
 1290 VT ENERGY/(1)/                    AXA GLOBAL EQUITY MANAGED
 1290 VT EQUITY INCOME/(1)/             VOLATILITY/(1)/
 1290 VT GAMCO MERGERS &                AXA GROWTH STRATEGY/(1)/
 ACQUISITIONS/(1)/                      AXA INTERNATIONAL CORE MANAGED
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ VOLATILITY/(1)/
 1290 VT HIGH YIELD BOND/(1)/           AXA INTERNATIONAL MANAGED
 1290 VT LOW VOLATILITY GLOBAL          VOLATILITY/(1)/
 EQUITY/(1)/                            AXA INTERNATIONAL VALUE MANAGED
 1290 VT MICRO CAP/(2)/                 VOLATILITY/(1)/
 1290 VT MULTI-ALTERNATIVE              AXA LARGE CAP CORE MANAGED
 STRATEGIES/(2)/                        VOLATILITY/(1)/
 1290 VT NATURAL RESOURCES/(1)/         AXA LARGE CAP GROWTH MANAGED
 1290 VT REAL ESTATE/(1)/               VOLATILITY/(1)/
 1290 VT SMALL CAP VALUE/(2)/           AXA LARGE CAP VALUE MANAGED
 1290 VT SMARTBETA EQUITY/(1)/          VOLATILITY/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      AXA MID CAP VALUE MANAGED
 7TWELVE/TM/ BALANCED PORTFOLIO/(1)/    VOLATILITY/(1)/
 AB VPS BALANCED WEALTH STRATEGY        AXA MODERATE ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA MODERATE GROWTH STRATEGY/(1)/
 AB VPS GLOBAL THEMATIC GROWTH          AXA MODERATE-PLUS ALLOCATION/(1)/
 PORTFOLIO/(1)/                         AXA ULTRA CONSERVATIVE STRATEGY/(1)/
 AB VPS GROWTH AND INCOME               AXA/AB DYNAMIC AGGRESSIVE GROWTH/(3)/
 PORTFOLIO/(1)/                         AXA/AB DYNAMIC GROWTH/(1)/
 AB VPS INTERNATIONAL GROWTH            AXA/AB DYNAMIC MODERATE GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/AB SHORT DURATION GOVERNMENT
 AB VPS REAL ESTATE INVESTMENT          BOND/(1)/
 PORTFOLIO/(1)/                         AXA/AB SMALL CAP GROWTH/(1)/
 AB VPS SMALL/MID CAP VALUE             AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
 PORTFOLIO/(1)/                         AXA/FRANKLIN BALANCED MANAGED
 ALL ASSET GROWTH-ALT 20/(1)/           VOLATILITY/(1)/
 ALPS | RED ROCKS LISTED PRIVATE        AXA/FRANKLIN SMALL CAP VALUE MANAGED
 EQUITY PORTFOLIO/(1)/                  VOLATILITY/(1)/
 AMERICAN CENTURY VP INFLATION          AXA/FRANKLIN TEMPLETON ALLOCATION
 PROTECTION FUND/(1)/                   MANAGED VOLATILITY/(1)/
 AMERICAN CENTURY VP LARGE COMPANY      AXA/GOLDMAN SACHS STRATEGIC
 VALUE/(1)/                             ALLOCATION/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/INVESCO STRATEGIC ALLOCATION/(1)/
 ASSET ALLOCATION FUND/SM(1)/           AXA/JANUS ENTERPRISE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/JPMORGAN STRATEGIC ALLOCATION/(3)/
 BOND FUND/SM(1)/                       AXA/LEGG MASON STRATEGIC
 AMERICAN FUNDS INSURANCE SERIES(R)     ALLOCATION/(1)/
 GLOBAL GROWTH FUND/SM(1)/              AXA/LOOMIS SAYLES GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     AXA/TEMPLETON GLOBAL EQUITY MANAGED
 GLOBAL SMALL CAPITALIZATION            VOLATILITY/(1)/
 FUND/SM(1)/                            BLACKROCK GLOBAL ALLOCATION V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 GROWTH-INCOME FUND/SM(1)/              BLACKROCK LARGE CAP FOCUS GROWTH V.I.
 AMERICAN FUNDS INSURANCE SERIES(R)     FUND/(1)/
 INTERNATIONAL GROWTH AND INCOME        CHARTER/SM/ AGGRESSIVE GROWTH/(1)/
 FUND/SM(1)/                            CHARTER/SM/ CONSERVATIVE/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ GROWTH/(1)/
 MANAGED RISK ASSET ALLOCATION          CHARTER/SM/ MODERATE/(1)/
 FUND/SM(1)/                            CHARTER/SM/ MODERATE GROWTH/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 NEW WORLD FUND(R)/(1)/                 CHARTER/SM/ SMALL CAP GROWTH/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/

                                     FSA-2

 CHARTER/SM/ SMALL CAP VALUE/(1)/       FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE AGGRESSIVE        FIDELITY(R) VIP STRATEGIC INCOME
 GROWTH PORTFOLIO/(1)/                  PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE APPRECIATION      FIRST TRUST MULTI INCOME ALLOCATION
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE DIVIDEND          FIRST TRUST/DOW JONES DIVIDEND &
 STRATEGY PORTFOLIO/(1)/                INCOME ALLOCATION PORTFOLIO/(1)/
 CLEARBRIDGE VARIABLE MID CAP           FRANKLIN FOUNDING FUNDS ALLOCATION
 PORTFOLIO/(1)/                         VIP FUND/(1)/
 DELAWARE VIP(R) DIVERSIFIED INCOME     FRANKLIN INCOME VIP FUND/(1)/
 SERIES/(1)/                            FRANKLIN MUTUAL SHARES VIP FUND/(1)/
 DELAWARE VIP(R) EMERGING MARKETS       GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 SERIES/(1)/                            STRATEGY FUND/(1)/
 DELAWARE VIP(R) LIMITED-TERM           GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 DIVERSIFIED INCOME SERIES/(1)/         FUND/(1)/
 EATON VANCE VT FLOATING-RATE INCOME    HARTFORD CAPITAL APPRECIATION HLS
 FUND/(1)/                              FUND/(1)/
 EQ/AMERICAN CENTURY MID CAP VALUE/(2)/ HARTFORD GROWTH OPPORTUNITIES HLS
 EQ/BLACKROCK BASIC VALUE EQUITY/(1)/   FUND/(1)/
 EQ/CAPITAL GUARDIAN RESEARCH/(1)/      INVESCO V.I. AMERICAN FRANCHISE
 EQ/CLEARBRIDGE SELECT EQUITY MANAGED   FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. BALANCED-RISK ALLOCATION
 EQ/COMMON STOCK INDEX/(1)/             FUND/(1)/
 EQ/CORE BOND INDEX/(1)/                INVESCO V.I. DIVERSIFIED DIVIDEND
 EQ/EMERGING MARKETS EQUITY PLUS/(1)/   FUND/(1)/
 EQ/EQUITY 500 INDEX/(1)/               INVESCO V.I. EQUITY AND INCOME
 EQ/FIDELITY INSTITUTIONAL AM/SM/       FUND/(1)/
 LARGE CAP/(2)/                         INVESCO V.I. HEALTH CARE FUND/(1)/
 EQ/FRANKLIN RISING DIVIDENDS/(2)/      INVESCO V.I. HIGH YIELD FUND/(1)/
 EQ/FRANKLIN STRATEGIC INCOME/(2)/      INVESCO V.I. MID CAP CORE EQUITY
 EQ/GLOBAL BOND PLUS/(1)/               FUND/(1)/
 EQ/GOLDMAN SACHS MID CAP VALUE/(2)/    INVESCO V.I. SMALL CAP EQUITY
 EQ/INTERMEDIATE GOVERNMENT BOND/(1)/   FUND/(1)/
 EQ/INTERNATIONAL EQUITY INDEX/(1)/     IVY VIP ASSET STRATEGY/(1)/
 EQ/INVESCO COMSTOCK/(1)/               IVY VIP GLOBAL EQUITY INCOME/(1)/
 EQ/INVESCO GLOBAL REAL ESTATE/(2)/     IVY VIP HIGH INCOME/(1)/
 EQ/INVESCO INTERNATIONAL GROWTH/(2)/   IVY VIP NATURAL RESOURCES/(1)/
 EQ/IVY ENERGY/(2)/                     IVY VIP SMALL CAP GROWTH/(1)/
 EQ/IVY MID CAP GROWTH/(2)/             JANUS HENDERSON BALANCED
 EQ/IVY SCIENCE AND TECHNOLOGY/(2)/     PORTFOLIO/(1)/
 EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/   JANUS HENDERSON FLEXIBLE BOND
 EQ/LARGE CAP GROWTH INDEX/(1)/         PORTFOLIO/(1)/
 EQ/LARGE CAP VALUE INDEX/(1)/          JANUS HENDERSON U.S. LOW VOLATILITY
 EQ/LAZARD EMERGING MARKETS EQUITY/(2)/ PORTFOLIO/(1)/
 EQ/MFS INTERNATIONAL GROWTH/(1)/       JPMORGAN INSURANCE TRUST GLOBAL
 EQ/MFS INTERNATIONAL VALUE/(2)/        ALLOCATION PORTFOLIO/(1)/
 EQ/MFS TECHNOLOGY/(2)/                 JPMORGAN INSURANCE TRUST INCOME
 EQ/MFS UTILITIES SERIES/(2)/           BUILDER PORTFOLIO/(1)/
 EQ/MID CAP INDEX/(1)/                  LORD ABBETT SERIES FUND -- BOND
 EQ/MONEY MARKET/(1)/                   DEBENTURE PORTFOLIO/(1)/
 EQ/OPPENHEIMER GLOBAL/(1)/             LORD ABBETT SERIES FUND -- CLASSIC
 EQ/PIMCO GLOBAL REAL RETURN/(1)/       STOCK PORTFOLIO/(1)/
 EQ/PIMCO REAL RETURN/(2)/              LORD ABBETT SERIES FUND -- GROWTH
 EQ/PIMCO TOTAL RETURN/(2)/             OPPORTUNITIES PORTFOLIO/(1)/
 EQ/PIMCO ULTRA SHORT BOND/(1)/         MFS(R) INVESTORS TRUST SERIES/(1)/
 EQ/QUALITY BOND PLUS/(1)/              MFS(R) MASSACHUSETTS INVESTORS GROWTH
 EQ/SMALL COMPANY INDEX/(1)/            STOCK PORTFOLIO/(1)/
 EQ/T. ROWE PRICE GROWTH STOCK/(1)/     MFS(R) RESEARCH SERIES/(1)/
 EQ/T. ROWE PRICE HEALTH SCIENCES/(2)/  MFS(R) VALUE SERIES/(1)/
 EQ/UBS GROWTH & INCOME/(1)/            MULTIMANAGER AGGRESSIVE EQUITY/(1)/
 FEDERATED HIGH INCOME BOND FUND        MULTIMANAGER CORE BOND/(1)/
 II/(1)/                                MULTIMANAGER MID CAP GROWTH/(1)/
 FEDERATED KAUFMANN FUND II/(1)/        MULTIMANAGER MID CAP VALUE/(1)/
 FIDELITY(R) VIP ASSET MANAGER: GROWTH  MULTIMANAGER TECHNOLOGY/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN INTERNATIONAL EQUITY
 FIDELITY(R) VIP FREEDOM 2015           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         NEUBERGER BERMAN U.S. EQUITY INDEX
 FIDELITY(R) VIP FREEDOM 2020           PUTWRITE STRATEGY PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO COMMODITYREALRETURN(R) STRATEGY
 FIDELITY(R) VIP FREEDOM 2025           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO EMERGING MARKETS BOND
 FIDELITY(R) VIP FREEDOM 2030           PORTFOLIO/(1)/
 PORTFOLIO/(1)/                         PIMCO GLOBAL BOND OPPORTUNITIES
                                        PORTFOLIO (UNHEDGED)/(1)/
                                        PIMCO GLOBAL MULTI-ASSET MANAGED
                                        ALLOCATION PORTFOLIO/(1)/
                                        PIMCO INCOME PORTFOLIO/(2)/
                                        PROFUND VP BEAR/(1)/
                                        PROFUND VP BIOTECHNOLOGY/(1)/
                                        PUTNAM VT DIVERSIFIED INCOME FUND/(1)/
                                        PUTNAM VT GLOBAL ASSET ALLOCATION
                                        FUND/(1)/
                                        PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
                                        FUND/(1)/
                                        PUTNAM VT RESEARCH FUND/(1)/
                                        QS LEGG MASON DYNAMIC MULTI-STRATEGY
                                        VIT PORTFOLIO/(1)/

                                     FSA-3

 SEI VP BALANCED STRATEGY FUND/(1)/     TEMPLETON DEVELOPING MARKETS VIP
 SEI VP CONSERVATIVE STRATEGY FUND/(1)/ FUND/(1)/
 SEI VP MARKET GROWTH STRATEGY          TEMPLETON FOREIGN VIP FUND/(1)/
 FUND/(1)/                              TEMPLETON GLOBAL BOND VIP FUND/(1)/
 SEI VP MARKET PLUS STRATEGY FUND/(1)/  TEMPLETON GROWTH VIP FUND/(1)/
 SEI VP MODERATE STRATEGY FUND/(1)/     VANECK VIP GLOBAL HARD ASSETS
 T. ROWE PRICE EQUITY INCOME            FUND/(1)/
 PORTFOLIO/(1)/                         VANECK VIP UNCONSTRAINED EMERGING
                                        MARKETS BOND FUND/(1)/
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018. The variable investment option commenced its operations on November 20, 2017 but had no units at December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account No. 70 of AXA Equitable Life Insurance Company since 2012.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                             1290 VT      1290 VT
                                 1290 VT   DOUBLELINE   DOUBLELINE                1290 VT   1290 VT GAMCO
                               CONVERTIBLE   DYNAMIC   OPPORTUNISTIC  1290 VT     EQUITY      MERGERS &
                               SECURITIES* ALLOCATION*     BOND*      ENERGY*     INCOME*   ACQUISITIONS*
                               ----------- ----------- ------------- ---------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,331,686 $15,267,469  $24,047,367  $3,830,357 $26,132,043  $17,348,004
Receivable for shares of the
 Portfolios sold..............          --       1,756           --          --         371           --
Receivable for policy-related
 transactions.................         316          --       20,457         328          --        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total assets...............  12,332,002  15,269,225   24,067,824   3,830,685  26,132,414   17,350,696
                               ----------- -----------  -----------  ---------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........         316          --       20,099         328          --        2,692
Payable for policy-related
 transactions.................          --       1,756           --          --         371           --
                               ----------- -----------  -----------  ---------- -----------  -----------
   Total liabilities..........         316       1,756       20,099         328         371        2,692
                               ----------- -----------  -----------  ---------- -----------  -----------
NET ASSETS.................... $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $ 2,933,845 $15,267,431  $24,047,725  $2,800,111 $26,131,277  $17,314,393
Retained by AXA Equitable in
 Separate Account No. 70......   9,397,841          38           --   1,030,246         766       33,611
                               ----------- -----------  -----------  ---------- -----------  -----------
TOTAL NET ASSETS.............. $12,331,686 $15,267,469  $24,047,725  $3,830,357 $26,132,043  $17,348,004
                               =========== ===========  ===========  ========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $12,719,614 $16,048,251  $24,906,216  $5,382,826 $38,433,397  $19,037,712

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               1290 VT GAMCO  1290 VT     1290 VT LOW                 1290 VT MULTI-  1290 VT
                               SMALL COMPANY HIGH YIELD    VOLATILITY   1290 VT MICRO  ALTERNATIVE    NATURAL
                                  VALUE*       BOND*     GLOBAL EQUITY*     CAP*       STRATEGIES*   RESOURCES*
                               ------------- ----------- -------------- ------------- -------------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $244,624,265  $13,910,157   $3,252,632      $65,963       $14,154     $5,819,519
Receivable for shares of the
 Portfolios sold..............        2,732           --           --           --            --             --
Receivable for policy-related
 transactions.................           --       18,167          616        6,824           599            282
                               ------------  -----------   ----------      -------       -------     ----------
   Total assets...............  244,626,997   13,928,324    3,253,248       72,787        14,753      5,819,801
                               ------------  -----------   ----------      -------       -------     ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       18,044          519        6,824           599            271
Payable for policy-related
 transactions.................        2,732           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
   Total liabilities..........        2,732       18,044          519        6,824           599            271
                               ------------  -----------   ----------      -------       -------     ----------
NET ASSETS.................... $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

NET ASSETS:
Accumulation unit values...... $244,624,064  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
Retained by AXA Equitable in
 Separate Account No. 70......          201           --           --           --            --             --
                               ------------  -----------   ----------      -------       -------     ----------
TOTAL NET ASSETS.............. $244,624,265  $13,910,280   $3,252,729      $65,963       $14,154     $5,819,530
                               ============  ===========   ==========      =======       =======     ==========

Investments in shares of the
 Portfolios, at cost.......... $269,149,900  $15,139,208   $3,281,269      $74,282       $14,459     $6,374,883

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                     AB VPS
                                                                                                    BALANCED
                                                            1290 VT                    7TWELVE/TM/   WEALTH
                               1290 VT REAL 1290 VT SMALL  SMARTBETA  1290 VT SOCIALLY  BALANCED    STRATEGY
                                 ESTATE*     CAP VALUE*     EQUITY*     RESPONSIBLE*   PORTFOLIO   PORTFOLIO**
                               ------------ ------------- ----------- ---------------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,114,297    $107,266    $15,900,130    $6,185,139    $55,915,561 $4,596,977
Receivable for shares of the
 Portfolios sold..............          --          10         27,504           599             --        534
Receivable for policy-related
 transactions.................         113          --             --            --         15,033         --
                               -----------    --------    -----------    ----------    ----------- ----------
   Total assets...............  12,114,410     107,276     15,927,634     6,185,738     55,930,594  4,597,511
                               -----------    --------    -----------    ----------    ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          62          --             --            --         15,033         --
Payable for policy-related
 transactions.................          --           7         27,504           573             --        534
                               -----------    --------    -----------    ----------    ----------- ----------
   Total liabilities..........          62           7         27,504           573         15,033        534
                               -----------    --------    -----------    ----------    ----------- ----------
NET ASSETS.................... $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

NET ASSETS:
Accumulation unit values...... $12,114,348    $107,269    $ 2,314,820    $6,185,165    $55,913,817 $4,595,981
Retained by AXA Equitable in
 Separate Account No. 70......          --          --     13,585,310            --          1,744        996
                               -----------    --------    -----------    ----------    ----------- ----------
TOTAL NET ASSETS.............. $12,114,348    $107,269    $15,900,130    $6,185,165    $55,915,561 $4,596,977
                               ===========    ========    ===========    ==========    =========== ==========

Investments in shares of the
 Portfolios, at cost.......... $12,955,311    $123,721    $14,418,271    $6,669,220    $56,204,047 $5,360,434

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                 AB VPS
                                 GLOBAL                     AB VPS
                                THEMATIC   AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/
                                 GROWTH     AND INCOME      GROWTH         INVESTMENT     MID CAP VALUE   ALL ASSET
                               PORTFOLIO**  PORTFOLIO**   PORTFOLIO**     PORTFOLIO**      PORTFOLIO**  GROWTH-ALT 20*
                               ----------- ------------- ------------- ------------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $1,309,735   $ 9,082,209   $7,139,772       $5,646,846      $4,259,258    $38,901,934
Receivable for shares of the
 Portfolios sold..............         --         2,828           --               --              --         36,109
Receivable for policy-related
 transactions.................     27,480            --        1,264            1,317           1,329             --
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total assets...............  1,337,215     9,085,037    7,141,036        5,648,163       4,260,587     38,938,043
                               ----------   -----------   ----------       ----------      ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     27,439            --        1,264            1,304           1,239             --
Payable for policy-related
 transactions.................         --         2,695           --               --              --         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
   Total liabilities..........     27,439         2,695        1,264            1,304           1,239         36,060
                               ----------   -----------   ----------       ----------      ----------    -----------
NET ASSETS.................... $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

NET ASSETS:
Accumulation unit values...... $1,309,776   $ 9,082,342   $7,139,257       $5,646,859      $4,259,348    $38,901,983
Retained by AXA Equitable in
 Separate Account No. 70......         --            --          515               --              --             --
                               ----------   -----------   ----------       ----------      ----------    -----------
TOTAL NET ASSETS.............. $1,309,776   $ 9,082,342   $7,139,772       $5,646,859      $4,259,348    $38,901,983
                               ==========   ===========   ==========       ==========      ==========    ===========

Investments in shares of the
 Portfolios, at cost.......... $1,365,992   $10,253,831   $7,369,518       $6,284,964      $4,968,148    $41,119,673

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               AMERICAN                AMERICAN FUNDS
                                 ALPS | RED   CENTURY VP   AMERICAN       INSURANCE    AMERICAN FUNDS  AMERICAN FUNDS
                                ROCKS LISTED  INFLATION   CENTURY VP   SERIES(R) ASSET   INSURANCE       INSURANCE
                               PRIVATE EQUITY PROTECTION LARGE COMPANY   ALLOCATION    SERIES(R) BOND SERIES(R) GLOBAL
                                 PORTFOLIO       FUND        VALUE        FUND/SM/        FUND/SM/    GROWTH FUND/SM/
                               -------------- ---------- ------------- --------------- -------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,014
Receivable for shares of the
 Portfolios sold..............           --           --         201              --         12,881              --
Receivable for policy-related
 transactions.................          152          698          --         152,917             --          58,152
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total assets...............    3,843,252    7,906,475   1,681,647      70,268,146     34,820,017      10,987,166
                                 ----------   ----------  ----------     -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          152          698          --         152,917             --          58,099
Payable for policy-related
 transactions.................           --           --         201              --         12,881              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
   Total liabilities..........          152          698         201         152,917         12,881          58,099
                                 ----------   ----------  ----------     -----------    -----------     -----------
NET ASSETS....................   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $3,841,795   $7,905,771  $1,680,486     $70,115,200    $34,806,873     $10,929,067
Retained by AXA Equitable in
 Separate Account No. 70......        1,305            6         960              29            263              --
                                 ----------   ----------  ----------     -----------    -----------     -----------
TOTAL NET ASSETS..............   $3,843,100   $7,905,777  $1,681,446     $70,115,229    $34,807,136     $10,929,067
                                 ==========   ==========  ==========     ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $4,375,757   $8,281,882  $1,827,169     $74,875,721    $36,446,883     $12,542,461

-----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                  AMERICAN FUNDS
                                AMERICAN FUNDS                    AMERICAN FUNDS    INSURANCE
                                  INSURANCE                         INSURANCE       SERIES(R)
                               SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)      MANAGED RISK  AMERICAN FUNDS
                                    SMALL           INSURANCE     INTERNATIONAL       ASSET        INSURANCE
                                CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND      ALLOCATION   SERIES(R) NEW  AXA 400 MANAGED
                                   FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/    FUND/SM/    WORLD FUND(R)    VOLATILITY*
                               ---------------- ----------------- --------------  -------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $16,863,683       $19,140,392      $6,876,404      $6,444,818    $51,491,688     $58,913,887
Receivable for shares of the
 Portfolios sold..............            --                --              --             745             --           6,194
Receivable for policy-related
 transactions.................        13,053            52,828          14,328              --         50,194              --
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total assets...............    16,876,736        19,193,220       6,890,732       6,445,563     51,541,882      58,920,081
                                 -----------       -----------      ----------      ----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        13,053            52,766          14,211              --         50,061              --
Payable for policy-related
 transactions.................            --                --              --             745             --           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
   Total liabilities..........        13,053            52,766          14,211             745         50,061           6,194
                                 -----------       -----------      ----------      ----------    -----------     -----------
NET ASSETS....................   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

NET ASSETS:
Accumulation unit values......   $16,862,756       $19,140,454      $6,876,521      $6,444,657    $51,491,821     $58,912,770
Retained by AXA Equitable in
 Separate Account No. 70......           927                --              --             161             --           1,117
                                 -----------       -----------      ----------      ----------    -----------     -----------
TOTAL NET ASSETS..............   $16,863,683       $19,140,454      $6,876,521      $6,444,818    $51,491,821     $58,913,887
                                 ===========       ===========      ==========      ==========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........   $18,792,832       $20,458,728      $7,343,326      $6,569,145    $53,486,661     $63,147,183

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                          AXA
                                 AXA 500     AXA 2000                                                 CONSERVATIVE
                                 MANAGED      MANAGED   AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                               VOLATILITY*  VOLATILITY*  ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                               ------------ ----------- -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
Receivable for shares of the
 Portfolios sold..............       51,563      37,570           --               --        129,439         36,964
Receivable for policy-related
 transactions.................           --          --        7,999          886,121             --             --
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total assets...............  139,939,716  60,144,712   25,011,230    3,435,595,929  2,678,204,954  1,198,356,508
                               ------------ -----------  -----------   -------------- -------------- --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --          --        7,999          886,121             --             --
Payable for policy-related
 transactions.................       51,563      37,570           --               --        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
   Total liabilities..........       51,563      37,570        7,999          886,121        129,439         36,964
                               ------------ -----------  -----------   -------------- -------------- --------------
NET ASSETS.................... $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

NET ASSETS:
Accumulation unit values...... $139,884,149 $60,104,567  $25,002,757   $3,434,707,020 $2,678,064,750 $1,198,312,094
Retained by AXA Equitable in
 Separate Account No. 70......        4,004       2,575          474            2,788         10,765          7,450
                               ------------ -----------  -----------   -------------- -------------- --------------
TOTAL NET ASSETS.............. $139,888,153 $60,107,142  $25,003,231   $3,434,709,808 $2,678,075,515 $1,198,319,544
                               ============ ===========  ===========   ============== ============== ==============

Investments in shares of the
 Portfolios, at cost.......... $120,132,295 $63,042,365  $27,478,213   $3,370,309,243 $2,615,359,073 $1,193,759,113

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               AXA
                                                                          INTERNATIONAL      AXA           AXA
                                   AXA        AXA GLOBAL                      CORE      INTERNATIONAL INTERNATIONAL
                               CONSERVATIVE EQUITY MANAGED   AXA GROWTH      MANAGED       MANAGED    VALUE MANAGED
                                STRATEGY*    VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                               ------------ -------------- -------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
Receivable for shares of the
 Portfolios sold..............           --       21,259               --        1,983        22,530          280
Receivable for policy-related
 transactions.................      228,905           --          408,466           --            --           --
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total assets...............  582,692,329   12,920,043    4,017,584,692   10,771,195    87,080,375    2,379,729
                               ------------  -----------   --------------  -----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      228,905           --          408,466           --            --           --
Payable for policy-related
 transactions.................           --       21,259               --        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
   Total liabilities..........      228,905       21,259          408,466        1,983        22,530          280
                               ------------  -----------   --------------  -----------   -----------   ----------
NET ASSETS.................... $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $582,462,974  $12,898,524   $4,017,171,785  $10,767,146   $87,055,763   $2,379,158
Retained by AXA Equitable in
 Separate Account No. 70......          450          260            4,441        2,066         2,082          291
                               ------------  -----------   --------------  -----------   -----------   ----------
TOTAL NET ASSETS.............. $582,463,424  $12,898,784   $4,017,176,226  $10,769,212   $87,057,845   $2,379,449
                               ============  ===========   ==============  ===========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $601,787,862  $13,069,093   $3,904,867,635  $11,116,277   $91,175,741   $2,593,796

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                             AXA LARGE CAP
                               AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP                AXA MODERATE
                               CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED AXA MODERATE     GROWTH
                                VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  ALLOCATION*    STRATEGY*
                               ------------- ------------- ------------- ------------- ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
Receivable for shares of the
 Portfolios sold..............       1,046         31,484            --            --            --        993,675
Receivable for policy-related
 transactions.................          --             --        14,284        10,980     1,211,547             --
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total assets...............   8,198,270     21,035,610    20,233,995    14,316,815   153,888,789  5,691,468,843
                                ----------    -----------   -----------   -----------  ------------ --------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             --        14,284        10,980     1,211,547             --
Payable for policy-related
 transactions.................       1,046         31,484            --            --            --        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
   Total liabilities..........       1,046         31,484        14,284        10,980     1,211,547        993,675
                                ----------    -----------   -----------   -----------  ------------ --------------
NET ASSETS....................  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

NET ASSETS:
Accumulation unit values......  $8,196,652    $21,002,872   $20,219,524   $14,305,458  $152,607,303 $5,690,463,879
Retained by AXA Equitable in
 Separate Account No. 70......         572          1,254           187           377        69,939         11,289
                                ----------    -----------   -----------   -----------  ------------ --------------
TOTAL NET ASSETS..............  $8,197,224    $21,004,126   $20,219,711   $14,305,835  $152,677,242 $5,690,475,168
                                ==========    ===========   ===========   ===========  ============ ==============

Investments in shares of the
 Portfolios, at cost..........  $8,510,579    $20,669,854   $20,478,197   $16,360,789  $165,603,965 $5,409,826,109

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                         AXA/AB SHORT
                               AXA MODERATE-   AXA ULTRA    AXA/AB DYNAMIC                AXA/AB DYNAMIC   DURATION
                                   PLUS       CONSERVATIVE    AGGRESSIVE   AXA/AB DYNAMIC    MODERATE     GOVERNMENT
                                ALLOCATION*    STRATEGY*       GROWTH*        GROWTH*        GROWTH*        BOND*
                               ------------- -------------- -------------- -------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $57,026,105  $1,079,599,551  $82,653,488    $602,292,655  $2,350,649,320  $3,171,651
Receivable for shares of the
 Portfolios sold..............       58,470              --           --              --         247,537          --
Receivable for policy-related
 transactions.................           --       3,956,432      399,543         627,772              --     240,326
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total assets...............   57,084,575   1,083,555,983   83,053,031     602,920,427   2,350,896,857   3,411,977
                                -----------  --------------  -----------    ------------  --------------  ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       3,933,917      399,228         627,642              --     240,233
Payable for policy-related
 transactions.................       58,470              --           --              --         247,537          --
                                -----------  --------------  -----------    ------------  --------------  ----------
   Total liabilities..........       58,470       3,933,917      399,228         627,642         247,537     240,233
                                -----------  --------------  -----------    ------------  --------------  ----------
NET ASSETS....................  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

NET ASSETS:
Accumulation unit values......  $57,014,837  $1,079,622,066  $82,653,803    $602,292,785  $2,350,637,070  $3,171,744
Retained by AXA Equitable in
 Separate Account No. 70......       11,268              --           --              --          12,250          --
                                -----------  --------------  -----------    ------------  --------------  ----------
TOTAL NET ASSETS..............  $57,026,105  $1,079,622,066  $82,653,803    $602,292,785  $2,350,649,320  $3,171,744
                                ===========  ==============  ===========    ============  ==============  ==========

Investments in shares of the
 Portfolios, at cost..........  $62,559,488  $1,083,356,763  $90,292,055    $603,920,091  $2,311,440,749  $3,186,505

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   AXA/FRANKLIN
                                               AXA/     AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON   AXA/GOLDMAN
                                            CLEARBRIDGE   BALANCED     SMALL CAP    ALLOCATION     SACHS
                               AXA/AB SMALL  LARGE CAP    MANAGED    VALUE MANAGED   MANAGED     STRATEGIC
                               CAP GROWTH*    GROWTH*   VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                               ------------ ----------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,026
Receivable for shares of the
 Portfolios sold..............          --       11,997       5,771            --        6,364            --
Receivable for policy-related
 transactions.................       8,299           --          --        12,384           --     1,153,150
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total assets...............  65,534,736   71,204,655   8,953,617     8,728,653   10,110,116   505,712,176
                               -----------  -----------  ----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       8,299           --          --        12,384           --     1,152,837
Payable for policy-related
 transactions.................          --       11,997       5,771            --        6,364            --
                               -----------  -----------  ----------   -----------  -----------  ------------
   Total liabilities..........       8,299       11,997       5,771        12,384        6,364     1,152,837
                               -----------  -----------  ----------   -----------  -----------  ------------
NET ASSETS.................... $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values...... $65,526,318  $71,190,744  $8,947,311   $ 8,715,720  $10,103,361  $504,559,339
Retained by AXA Equitable in
 Separate Account No. 70......         119        1,914         535           549          391            --
                               -----------  -----------  ----------   -----------  -----------  ------------
TOTAL NET ASSETS.............. $65,526,437  $71,192,658  $8,947,846   $ 8,716,269  $10,103,752  $504,559,339
                               ===========  ===========  ==========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost.......... $80,374,571  $76,495,013  $9,341,044   $10,175,605  $12,326,163  $518,182,376

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                AXA/TEMPLETON
                               AXA/INVESCO              AXA/JPMORGAN AXA/LEGG MASON AXA/LOOMIS  GLOBAL EQUITY
                                STRATEGIC    AXA/JANUS   STRATEGIC     STRATEGIC      SAYLES       MANAGED
                               ALLOCATION*  ENTERPRISE* ALLOCATION*   ALLOCATION*    GROWTH*     VOLATILITY*
                               ------------ ----------- ------------ -------------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $251,973,280 $51,796,500 $69,109,509   $162,944,693  $74,875,940  $14,060,344
Receivable for shares of the
 Portfolios sold..............       33,526          --          --             --       25,530        7,687
Receivable for policy-related
 transactions.................           --      59,180     526,664        408,036           --           --
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total assets...............  252,006,806  51,855,680  69,636,173    163,352,729   74,901,470   14,068,031
                               ------------ ----------- -----------   ------------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --      59,180     526,463        407,820           --           --
Payable for policy-related
 transactions.................       33,427          --          --             --       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
   Total liabilities..........       33,427      59,180     526,463        407,820       25,530        7,687
                               ------------ ----------- -----------   ------------  -----------  -----------
NET ASSETS.................... $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

NET ASSETS:
Accumulation unit values...... $251,973,379 $51,795,947 $69,109,710   $162,944,820  $74,860,406  $14,059,493
Retained by AXA Equitable in
 Separate Account No. 70......           --         553          --             89       15,534          851
                               ------------ ----------- -----------   ------------  -----------  -----------
TOTAL NET ASSETS.............. $251,973,379 $51,796,500 $69,109,710   $162,944,909  $74,875,940  $14,060,344
                               ============ =========== ===========   ============  ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $256,131,349 $55,352,405 $73,144,256   $168,280,165  $75,889,193  $15,119,840

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


                                                      BLACKROCK     BLACKROCK
                                                       GLOBAL       LARGE CAP   CHARTER/SM/
                                                   ALLOCATION V.I. FOCUS GROWTH AGGRESSIVE   CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                                        FUND        V.I. FUND    GROWTH*    CONSERVATIVE*  GROWTH*    MODERATE*
                                                   --------------- ------------ ----------  ------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair
 value............................................  $104,286,403   $55,832,773  $6,961,591   $31,599,348  $14,854,879 $32,550,256
Receivable for shares of the Portfolios sold......            --            --          --            --           --     153,461
Receivable for policy-related transactions........           358         8,373      59,288        18,779       39,051          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total assets...................................   104,286,761    55,841,146   7,020,879    31,618,127   14,893,930  32,703,717
                                                    ------------   -----------  ----------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased....           358         8,373      59,278        18,739       39,051          --
Payable for policy-related transactions...........            --            --          --            --           --     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
   Total liabilities..............................           358         8,373      59,278        18,739       39,051     153,426
                                                    ------------   -----------  ----------   -----------  ----------- -----------
NET ASSETS........................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values..........................  $104,284,720   $55,832,605  $6,961,601   $31,599,388  $14,854,846 $32,550,291
Retained by AXA Equitable in Separate Account
 No. 70...........................................         1,683           168          --            --           33          --
                                                    ------------   -----------  ----------   -----------  ----------- -----------
TOTAL NET ASSETS..................................  $104,286,403   $55,832,773  $6,961,601   $31,599,388  $14,854,879 $32,550,291
                                                    ============   ===========  ==========   ===========  =========== ===========

Investments in shares of the Portfolios, at cost..  $114,758,584   $63,249,434  $7,374,714   $32,573,228  $15,696,750 $33,781,158

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                CLEARBRIDGE
                                                                                 VARIABLE   CLEARBRIDGE
                               CHARTER/SM/ CHARTER/SM/  CHARTER/SM/ CHARTER/SM/ AGGRESSIVE    VARIABLE
                                MODERATE   MULTI-SECTOR SMALL CAP   SMALL CAP     GROWTH    APPRECIATION
                                GROWTH*       BOND*      GROWTH*      VALUE*     PORTFOLIO   PORTFOLIO
                               ----------- ------------ ----------  ----------- ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $28,269,942  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,641
Receivable for shares of the
 Portfolios sold..............     152,066         166          --           --          --          --
Receivable for policy-related
 transactions.................          --          --       1,616        3,873      19,073       1,120
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total assets...............  28,422,008   1,441,231   8,822,094   14,647,287  46,699,075  13,831,761
                               -----------  ----------  ----------  ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          --       1,616        3,873      19,073       1,059
Payable for policy-related
 transactions.................     152,025         166          --           --          --          --
                               -----------  ----------  ----------  ----------- ----------- -----------
   Total liabilities..........     152,025         166       1,616        3,873      19,073       1,059
                               -----------  ----------  ----------  ----------- ----------- -----------
NET ASSETS.................... $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

NET ASSETS:
Accumulation unit values...... $28,269,983  $1,440,631  $8,819,905  $14,641,018 $46,679,564 $13,830,702
Retained by AXA Equitable in
 Separate Account No. 70......          --         434         573        2,396         438          --
                               -----------  ----------  ----------  ----------- ----------- -----------
TOTAL NET ASSETS.............. $28,269,983  $1,441,065  $8,820,478  $14,643,414 $46,680,002 $13,830,702
                               ===========  ==========  ==========  =========== =========== ===========

Investments in shares of the
 Portfolios, at cost.......... $29,491,159  $1,505,414  $9,539,352  $15,790,531 $55,733,217 $13,543,703

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               CLEARBRIDGE
                                VARIABLE                                                 DELAWARE VIP(R)
                                DIVIDEND    CLEARBRIDGE  DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                STRATEGY   VARIABLE MID    DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                PORTFOLIO  CAP PORTFOLIO  INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                               ----------- ------------- --------------- --------------- --------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $31,531,969  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
Receivable for shares of the
 Portfolios sold..............          --          --           1,335             --               --             --
Receivable for policy-related
 transactions.................      35,137       2,786              --         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total assets...............  31,567,106   4,273,259      18,331,920      4,398,577        9,897,958     46,314,784
                               -----------  ----------     -----------     ----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      35,021       2,786              --         19,859            1,961         88,302
Payable for policy-related
 transactions.................          --          --           1,335             --               --             --
                               -----------  ----------     -----------     ----------      -----------    -----------
   Total liabilities..........      35,021       2,786           1,335         19,859            1,961         88,302
                               -----------  ----------     -----------     ----------      -----------    -----------
NET ASSETS.................... $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

NET ASSETS:
Accumulation unit values...... $31,532,085  $4,270,463     $18,311,124     $4,376,029      $ 9,884,799    $46,214,301
Retained by AXA Equitable in
 Separate Account No. 70......          --          10          19,461          2,689           11,198         12,181
                               -----------  ----------     -----------     ----------      -----------    -----------
TOTAL NET ASSETS.............. $31,532,085  $4,270,473     $18,330,585     $4,378,718      $ 9,895,997    $46,226,482
                               ===========  ==========     ===========     ==========      ===========    ===========

Investments in shares of the
 Portfolios, at cost.......... $31,005,660  $4,658,284     $19,121,713     $4,935,255      $10,128,935    $47,912,799

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        EQ/CLEARBRIDGE
                                 EQ/AMERICAN   EQ/BLACKROCK EQ/CAPITAL  SELECT EQUITY
                               CENTURY MID CAP BASIC VALUE   GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                   VALUE*        EQUITY*    RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                               --------------- ------------ ----------- -------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,813  $299,414,444
Receivable for shares of the
 Portfolios sold..............            --             --      13,975          289            --            --
Receivable for policy-related
 transactions.................        30,121         27,602          --           --        56,767        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total assets...............   125,204,604    127,574,167  16,267,929    4,319,151    55,626,580   299,437,821
                                ------------   ------------ -----------   ----------   -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        30,121         27,602          --           --        56,625        23,377
Payable for policy-related
 transactions.................            --             --      13,975          289            --            --
                                ------------   ------------ -----------   ----------   -----------  ------------
   Total liabilities..........        30,121         27,602      13,975          289        56,625        23,377
                                ------------   ------------ -----------   ----------   -----------  ------------
NET ASSETS....................  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

NET ASSETS:
Accumulation unit values......  $125,143,308   $127,523,111 $16,246,826   $4,318,856   $55,569,955  $299,405,969
Retained by AXA Equitable in
 Separate Account No. 70......        31,175         23,454       7,128            6            --         8,475
                                ------------   ------------ -----------   ----------   -----------  ------------
TOTAL NET ASSETS..............  $125,174,483   $127,546,565 $16,253,954   $4,318,862   $55,569,955  $299,414,444
                                ============   ============ ===========   ==========   ===========  ============

Investments in shares of the
 Portfolios, at cost..........  $140,527,362   $131,314,313 $16,358,688   $6,216,865   $55,424,991  $309,839,802

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN EQ/FRANKLIN
                               MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM/   RISING     STRATEGIC  EQ/GLOBAL
                                   PLUS*         INDEX*         LARGE CAP*       DIVIDENDS*    INCOME*   BOND PLUS*
                               -------------- ------------- -------------------  ----------- ----------- ----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $7,441,476   $317,618,156     $151,015,488      $75,712,411 $56,671,487 $8,279,485
Receivable for shares of the
 Portfolios sold..............           --             --               --               --     138,222        455
Receivable for policy-related
 transactions.................       44,377        674,149           14,061           11,674          --         --
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total assets...............    7,485,853    318,292,305      151,029,549       75,724,085  56,809,709  8,279,940
                                 ----------   ------------     ------------      ----------- ----------- ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       44,336        674,149           14,061           10,984          --         --
Payable for policy-related
 transactions.................           --             --               --               --     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
   Total liabilities..........       44,336        674,149           14,061           10,984     138,222        455
                                 ----------   ------------     ------------      ----------- ----------- ----------
NET ASSETS....................   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

NET ASSETS:
Accumulation unit values......   $7,441,517   $317,572,209     $150,996,694      $75,713,101 $56,644,507 $8,279,126
Retained by AXA Equitable in
 Separate Account No. 70......           --         45,947           18,794               --      26,980        359
                                 ----------   ------------     ------------      ----------- ----------- ----------
TOTAL NET ASSETS..............   $7,441,517   $317,618,156     $151,015,488      $75,713,101 $56,671,487 $8,279,485
                                 ==========   ============     ============      =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..........   $8,409,111   $304,523,382     $170,548,806      $81,681,266 $57,778,134 $8,672,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               EQ/GOLDMAN  EQ/INTERMEDIATE                              EQ/INVESCO   EQ/INVESCO
                               SACHS MID     GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                               CAP VALUE*       BOND*       EQUITY INDEX*   COMSTOCK*     ESTATE*      GROWTH*
                               ----------- --------------- ---------------- ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $24,195,448  $111,963,778     $43,180,799    $42,833,504 $66,530,213  $42,017,538
Receivable for shares of the
 Portfolios sold..............          --        51,228              --             --          --           --
Receivable for policy-related
 transactions.................      11,649            --          21,431         59,861      17,830       40,439
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total assets...............  24,207,097   112,015,006      43,202,230     42,893,365  66,548,043   42,057,977
                               -----------  ------------     -----------    ----------- -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      11,649            --          21,380         59,861      17,830       40,218
Payable for policy-related
 transactions.................          --        51,228              --             --          --           --
                               -----------  ------------     -----------    ----------- -----------  -----------
   Total liabilities..........      11,649        51,228          21,380         59,861      17,830       40,218
                               -----------  ------------     -----------    ----------- -----------  -----------
NET ASSETS.................... $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

NET ASSETS:
Accumulation unit values...... $24,184,874  $111,961,909     $43,180,850    $42,832,579 $66,529,823  $42,017,759
Retained by AXA Equitable in
 Separate Account No. 70......      10,574         1,869              --            925         390           --
                               -----------  ------------     -----------    ----------- -----------  -----------
TOTAL NET ASSETS.............. $24,195,448  $111,963,778     $43,180,850    $42,833,504 $66,530,213  $42,017,759
                               ===========  ============     ===========    =========== ===========  ===========

Investments in shares of the
 Portfolios, at cost.......... $26,720,174  $113,986,961     $48,722,400    $44,222,842 $67,750,577  $44,335,346

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                             EQ/IVY SCIENCE  EQ/JPMORGAN
                                              EQ/IVY MID CAP      AND           VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                               EQ/IVY ENERGY*    GROWTH*      TECHNOLOGY*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                               -------------- -------------- -------------- -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $21,297,646    $56,849,868    $78,635,570    $17,562,016    $69,808,522  $39,820,128
Receivable for shares of the
 Portfolios sold..............           --         28,934          1,320             --             --       24,634
Receivable for policy-related
 transactions.................      240,276             --             --         11,507         60,596           --
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total assets...............   21,537,922     56,878,802     78,636,890     17,573,523     69,869,118   39,844,762
                                -----------    -----------    -----------    -----------    -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      240,074             --             --         11,507         60,471           --
Payable for policy-related
 transactions.................           --         28,934          1,259             --             --       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
   Total liabilities..........      240,074         28,934          1,259         11,507         60,471       24,634
                                -----------    -----------    -----------    -----------    -----------  -----------
NET ASSETS....................  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

NET ASSETS:
Accumulation unit values......  $21,297,782    $56,849,004    $78,635,631    $17,561,732    $69,808,647  $39,793,857
Retained by AXA Equitable in
 Separate Account No. 70......           66            864             --            284             --       26,271
                                -----------    -----------    -----------    -----------    -----------  -----------
TOTAL NET ASSETS..............  $21,297,848    $56,849,868    $78,635,631    $17,562,016    $69,808,647  $39,820,128
                                ===========    ===========    ===========    ===========    ===========  ===========

Investments in shares of the
 Portfolios, at cost..........  $31,207,753    $62,355,459    $88,854,025    $20,850,074    $69,946,680  $43,645,582

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                  EQ/LAZARD       EQ/MFS        EQ/MFS
                                  EMERGING     INTERNATIONAL INTERNATIONAL   EQ/MFS    EQ/MFS UTILITIES EQ/MID CAP
                               MARKETS EQUITY*    GROWTH*       VALUE*     TECHNOLOGY*     SERIES*        INDEX*
                               --------------- ------------- ------------- ----------- ---------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $79,676,701    $50,555,529  $211,747,335  $33,121,314   $50,222,840    $82,404,053
Receivable for shares of the
 Portfolios sold..............            --             --            --        5,061        15,334             --
Receivable for policy-related
 transactions.................        19,949         10,022        35,969           --            --        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total assets...............    79,696,650     50,565,551   211,783,304   33,126,375    50,238,174     82,534,073
                                 -----------    -----------  ------------  -----------   -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        19,949          9,968        35,969           --            --        130,020
Payable for policy-related
 transactions.................            --             --            --        5,061        15,032             --
                                 -----------    -----------  ------------  -----------   -----------    -----------
   Total liabilities..........        19,949          9,968        35,969        5,061        15,032        130,020
                                 -----------    -----------  ------------  -----------   -----------    -----------
NET ASSETS....................   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

NET ASSETS:
Accumulation unit values......   $79,665,820    $50,555,583  $211,735,855  $33,121,148   $50,223,142    $82,361,000
Retained by AXA Equitable in
 Separate Account No. 70......        10,881             --        11,480          166            --         43,053
                                 -----------    -----------  ------------  -----------   -----------    -----------
TOTAL NET ASSETS..............   $79,676,701    $50,555,583  $211,747,335  $33,121,314   $50,223,142    $82,404,053
                                 ===========    ===========  ============  ===========   ===========    ===========

Investments in shares of the
 Portfolios, at cost..........   $80,686,983    $55,663,442  $221,209,814  $36,847,985   $52,194,446    $96,421,973

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                            EQ/PIMCO
                                 EQ/MONEY   EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                 MARKET*       GLOBAL*       RETURN*      RETURN*       RETURN*      SHORT BOND*
                               ------------ -------------- ----------- ------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $121,541,448  $72,309,489   $24,895,802  $48,455,832   $165,338,588   $44,737,347
Receivable for shares of the
 Portfolios sold..............    1,001,886           --            --       13,432             --            --
Receivable for policy-related
 transactions.................           --       76,820        20,761           --         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total assets...............  122,543,334   72,386,309    24,916,563   48,469,264    165,397,417    44,842,957
                               ------------  -----------   -----------  -----------   ------------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --       76,820        20,636           --         58,829       105,610
Payable for policy-related
 transactions.................    1,001,886           --            --       13,432             --            --
                               ------------  -----------   -----------  -----------   ------------   -----------
   Total liabilities..........    1,001,886       76,820        20,636       13,432         58,829       105,610
                               ------------  -----------   -----------  -----------   ------------   -----------
NET ASSETS.................... $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

NET ASSETS:
Accumulation unit values...... $121,515,661  $72,309,341   $24,895,927  $48,416,140   $165,330,477   $44,723,690
Retained by AXA Equitable in
 Separate Account No. 70......       25,787          148            --       39,692          8,111        13,657
                               ------------  -----------   -----------  -----------   ------------   -----------
TOTAL NET ASSETS.............. $121,541,448  $72,309,489   $24,895,927  $48,455,832   $165,338,588   $44,737,347
                               ============  ===========   ===========  ===========   ============   ===========

Investments in shares of the
 Portfolios, at cost.......... $121,539,342  $71,670,598   $25,640,510  $48,620,609   $164,333,057   $45,265,897

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/T. ROWE PRICE               FEDERATED HIGH
                               EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE      HEALTH      EQ/UBS GROWTH  INCOME BOND
                                    PLUS*      COMPANY INDEX*  GROWTH STOCK*      SCIENCES*       & INCOME*      FUND II
                               --------------- -------------- ---------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
Receivable for shares of the
 Portfolios sold..............         9,335             --               --               --           604             --
Receivable for policy-related
 transactions.................            --        128,781          143,196           79,708            --         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total assets...............    26,341,373     59,650,102      213,201,364      145,194,282     5,777,040     20,302,647
                                 -----------    -----------     ------------     ------------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........            --        128,781          143,196           79,708            --         12,378
Payable for policy-related
 transactions.................         9,335             --               --               --           604             --
                                 -----------    -----------     ------------     ------------    ----------    -----------
   Total liabilities..........         9,335        128,781          143,196           79,708           604         12,378
                                 -----------    -----------     ------------     ------------    ----------    -----------
NET ASSETS....................   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

NET ASSETS:
Accumulation unit values......   $26,331,653    $59,474,707     $213,057,124     $145,114,120    $5,775,922    $20,289,917
Retained by AXA Equitable in
 Separate Account No. 70......           385         46,614            1,044              454           514            352
                                 -----------    -----------     ------------     ------------    ----------    -----------
TOTAL NET ASSETS..............   $26,332,038    $59,521,321     $213,058,168     $145,114,574    $5,776,436    $20,290,269
                                 ===========    ===========     ============     ============    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $26,853,955    $72,497,782     $209,246,552     $161,386,939    $6,553,434    $21,795,654

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                           FIDELITY(R) VIP
                                FEDERATED  ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                KAUFMANN       GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                 FUND II      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                               ----------- --------------- --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
Receivable for shares of the
 Portfolios sold..............          --          70              53              158             171            100
Receivable for policy-related
 transactions.................      29,439          --              --               --              --             --
                               -----------    --------        --------       ----------      ----------       --------
   Total assets...............  12,373,203     596,716         433,914        1,355,401       1,487,003        808,289
                               -----------    --------        --------       ----------      ----------       --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      29,439          --              --               --              --             --
Payable for policy-related
 transactions.................          --          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
   Total liabilities..........      29,439          70              53              158             171            100
                               -----------    --------        --------       ----------      ----------       --------
NET ASSETS.................... $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

NET ASSETS:
Accumulation unit values...... $12,342,940    $596,342        $433,559       $1,354,980      $1,486,567       $807,897
Retained by AXA Equitable in
 Separate Account No. 70......         824         304             302              263             265            292
                               -----------    --------        --------       ----------      ----------       --------
TOTAL NET ASSETS.............. $12,343,764    $596,646        $433,861       $1,355,243      $1,486,832       $808,189
                               ===========    ========        ========       ==========      ==========       ========

Investments in shares of the
 Portfolios, at cost.......... $12,489,834    $650,705        $435,202       $1,378,748      $1,446,551       $811,853

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                FIRST TRUST/DOW
                                                   FIDELITY(R) VIP FIRST TRUST  JONES DIVIDEND     FRANKLIN
                                                      STRATEGIC    MULTI INCOME    & INCOME     FOUNDING FUNDS
                               FIDELITY(R) VIP MID     INCOME       ALLOCATION    ALLOCATION    ALLOCATION VIP    FRANKLIN
                                  CAP PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO         FUND      INCOME VIP FUND
                               ------------------- --------------- ------------ --------------- -------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....     $73,141,856      $124,541,142    $4,066,904    $46,896,606    $29,692,901     $87,447,377
Receivable for shares of the
 Portfolios sold..............              --                --            --             --          8,166              --
Receivable for policy-related
 transactions.................          60,682            61,226        24,979         25,986             --           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total assets...............      73,202,538       124,602,368     4,091,883     46,922,592     29,701,067      87,449,328
                                   -----------      ------------    ----------    -----------    -----------     -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          60,682            61,093        23,869         25,986             --           1,951
Payable for policy-related
 transactions.................              --                --            --             --          7,869              --
                                   -----------      ------------    ----------    -----------    -----------     -----------
   Total liabilities..........          60,682            61,093        23,869         25,986          7,869           1,951
                                   -----------      ------------    ----------    -----------    -----------     -----------
NET ASSETS....................     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

NET ASSETS:
Accumulation unit values......     $73,124,187      $124,541,275    $4,068,014    $46,896,333    $29,693,198     $87,447,364
Retained by AXA Equitable in
 Separate Account No. 70......          17,669                --            --            273             --              13
                                   -----------      ------------    ----------    -----------    -----------     -----------
TOTAL NET ASSETS..............     $73,141,856      $124,541,275    $4,068,014    $46,896,606    $29,693,198     $87,447,377
                                   ===========      ============    ==========    ===========    ===========     ===========

Investments in shares of the
 Portfolios, at cost..........     $83,261,392      $131,480,733    $4,278,062    $47,575,992    $31,826,419     $91,684,813

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                FRANKLIN   GUGGENHEIM VIF                   HARTFORD     HARTFORD
                                 MUTUAL    GLOBAL MANAGED GUGGENHEIM VIF    CAPITAL       GROWTH      INVESCO V.I.
                               SHARES VIP     FUTURES       MULTI-HEDGE   APPRECIATION OPPORTUNITIES    AMERICAN
                                  FUND     STRATEGY FUND  STRATEGIES FUND   HLS FUND     HLS FUND    FRANCHISE FUND
                               ----------- -------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $11,181,934   $2,773,207      $619,854     $16,715,369   $36,325,062     $555,461
Receivable for shares of the
 Portfolios sold..............       1,400           --            74             759            --           64
Receivable for policy-related
 transactions.................          --          351            --              --        47,538           --
                               -----------   ----------      --------     -----------   -----------     --------
   Total assets...............  11,183,334    2,773,558       619,928      16,716,128    36,372,600      555,525
                               -----------   ----------      --------     -----------   -----------     --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --          351            --              --        47,450           --
Payable for policy-related
 transactions.................       1,400           --            74             735            --           64
                               -----------   ----------      --------     -----------   -----------     --------
   Total liabilities..........       1,400          351            74             735        47,450           64
                               -----------   ----------      --------     -----------   -----------     --------
NET ASSETS.................... $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

NET ASSETS:
Accumulation unit values...... $11,180,326   $2,772,853      $619,798     $16,715,393   $36,325,150     $515,731
Retained by AXA Equitable in
 Separate Account No. 70......       1,608          354            56              --            --       39,730
                               -----------   ----------      --------     -----------   -----------     --------
TOTAL NET ASSETS.............. $11,181,934   $2,773,207      $619,854     $16,715,393   $36,325,150     $555,461
                               ===========   ==========      ========     ===========   ===========     ========

Investments in shares of the
 Portfolios, at cost.......... $12,958,874   $3,064,482      $618,131     $18,903,594   $38,193,523     $597,478

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                               BALANCED-RISK INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                ALLOCATION    DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                   FUND      DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                               ------------- ------------- ------------ ------------ ----------------- ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $ 9,610,082   $62,246,630  $15,214,373   $5,369,346     $38,789,199      $10,933,363
Receivable for policy-related
 transactions.................          663        27,288       13,099          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total assets...............    9,610,745    62,273,918   15,227,472    5,370,084      38,827,627       10,975,222
                                -----------   -----------  -----------   ----------     -----------      -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
   Total liabilities..........          652        27,288       13,030          738          38,428           41,859
                                -----------   -----------  -----------   ----------     -----------      -----------
NET ASSETS....................  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

NET ASSETS:
Accumulation unit values......  $ 9,610,093   $62,246,137  $15,214,442   $5,357,845     $38,789,065      $10,932,994
Retained by AXA Equitable in
 Separate Account No. 70......           --           493           --       11,501             134              369
                                -----------   -----------  -----------   ----------     -----------      -----------
TOTAL NET ASSETS..............  $ 9,610,093   $62,246,630  $15,214,442   $5,369,346     $38,789,199      $10,933,363
                                ===========   ===========  ===========   ==========     ===========      ===========

Investments in shares of the
 Portfolios, at cost..........  $11,207,500   $66,278,571  $16,519,518   $6,424,979     $41,885,257      $13,397,432

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               INVESCO V.I.
                                SMALL CAP   IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH IVY VIP NATURAL IVY VIP SMALL CAP
                               EQUITY FUND    STRATEGY    EQUITY INCOME     INCOME       RESOURCES         GROWTH
                               ------------ ------------- -------------- ------------ --------------- -----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
Receivable for shares of the
 Portfolios sold..............          --         4,478        12,847             --          275             6,086
Receivable for policy-related
 transactions.................       4,354            --            --         29,640           --                --
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total assets...............  17,373,760    32,378,858    12,491,821    121,869,192    7,038,903        31,477,518
                               -----------   -----------   -----------   ------------   ----------       -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........       4,354            --            --         29,640           --                --
Payable for policy-related
 transactions.................          --         4,478        12,847             --          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
   Total liabilities..........       4,354         4,478        12,847         29,640          275             6,086
                               -----------   -----------   -----------   ------------   ----------       -----------
NET ASSETS.................... $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

NET ASSETS:
Accumulation unit values...... $17,369,378   $32,373,383   $12,478,062   $121,831,786   $7,034,302       $31,394,318
Retained by AXA Equitable in
 Separate Account No. 70......          28           997           912          7,766        4,326            77,114
                               -----------   -----------   -----------   ------------   ----------       -----------
TOTAL NET ASSETS.............. $17,369,406   $32,374,380   $12,478,974   $121,839,552   $7,038,628       $31,471,432
                               ===========   ===========   ===========   ============   ==========       ===========

Investments in shares of the
 Portfolios, at cost.......... $21,619,969   $37,912,270   $14,524,839   $133,950,084   $9,231,387       $41,632,747

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                          JPMORGAN     JPMORGAN    LORD ABBETT
                                  JANUS        JANUS         JANUS       INSURANCE    INSURANCE   SERIES FUND --
                                HENDERSON    HENDERSON   HENDERSON U.S. TRUST GLOBAL TRUST INCOME      BOND
                                BALANCED   FLEXIBLE BOND LOW VOLATILITY  ALLOCATION    BUILDER      DEBENTURE
                                PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                               ----------- ------------- -------------- ------------ ------------ --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $84,156,913  $26,851,310   $11,067,677   $21,558,416  $19,791,842   $127,291,377
Receivable for shares of the
 Portfolios sold..............          --           --        36,358           617        1,399             --
Receivable for policy-related
 transactions.................     141,316        5,894            --            --           --         59,198
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total assets...............  84,298,229   26,857,204    11,104,035    21,559,033   19,793,241    127,350,575
                               -----------  -----------   -----------   -----------  -----------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........     141,316        5,626            --            --           --         59,164
Payable for policy-related
 transactions.................          --           --        36,349           558        1,250             --
                               -----------  -----------   -----------   -----------  -----------   ------------
   Total liabilities..........     141,316        5,626        36,349           558        1,250         59,164
                               -----------  -----------   -----------   -----------  -----------   ------------
NET ASSETS.................... $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

NET ASSETS:
Accumulation unit values...... $84,156,736  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
Retained by AXA Equitable in
 Separate Account No. 70......         177           --            --            --           --             --
                               -----------  -----------   -----------   -----------  -----------   ------------
TOTAL NET ASSETS.............. $84,156,913  $26,851,578   $11,067,686   $21,558,475  $19,791,991   $127,291,411
                               ===========  ===========   ===========   ===========  ===========   ============

Investments in shares of the
 Portfolios, at cost.......... $81,970,837  $28,114,272   $10,940,554   $21,922,263  $20,254,879   $138,626,342

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                               LORD ABBETT                       MFS(R)
                                LORD ABBETT   SERIES FUND --                  MASSACHUSETTS
                               SERIES FUND --     GROWTH                        INVESTORS
                               CLASSIC STOCK  OPPORTUNITIES  MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                 PORTFOLIO      PORTFOLIO      TRUST SERIES     PORTFOLIO       SERIES         SERIES
                               -------------- -------------- ---------------- ------------- --------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,919
Receivable for shares of the
 Portfolios sold..............          431            480              --          20,646            --             --
Receivable for policy-related
 transactions.................           --             --          65,235              --        18,790          3,256
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total assets...............    3,741,731      4,112,705      12,256,383      13,380,938     2,600,599     25,662,175
                                 ----------     ----------     -----------     -----------    ----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........           --             --          65,235              --        18,790          3,193
Payable for policy-related
 transactions.................          431            480              --          20,646            --             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
   Total liabilities..........          431            480          65,235          20,646        18,790          3,193
                                 ----------     ----------     -----------     -----------    ----------    -----------
NET ASSETS....................   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

NET ASSETS:
Accumulation unit values......   $3,741,021     $4,111,218     $12,191,109     $13,359,582    $2,581,784    $25,658,982
Retained by AXA Equitable in
 Separate Account No. 70......          279          1,007              39             710            25             --
                                 ----------     ----------     -----------     -----------    ----------    -----------
TOTAL NET ASSETS..............   $3,741,300     $4,112,225     $12,191,148     $13,360,292    $2,581,809    $25,658,982
                                 ==========     ==========     ===========     ===========    ==========    ===========

Investments in shares of the
 Portfolios, at cost..........   $4,774,465     $4,858,376     $12,494,553     $13,213,277    $2,878,175    $29,204,927

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                    NEUBERGER
                                                                                                     BERMAN
                               MULTIMANAGER              MULTIMANAGER                             INTERNATIONAL
                                AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER    EQUITY
                                 EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                               ------------ ------------ ------------ -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,822   $3,616,499
Receivable for shares of the
 Portfolios sold..............          --         4,797          --            --            --           --
Receivable for policy-related
 transactions.................      14,451            --       7,403        24,995        32,439        3,202
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total assets...............  15,818,640    98,290,276  26,794,973     9,231,122    48,934,261    3,619,701
                               -----------  ------------ -----------    ----------   -----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........      14,451            --       7,403        24,995        32,302        3,193
Payable for policy-related
 transactions.................          --         4,797          --            --            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
   Total liabilities..........      14,451         4,797       7,403        24,995        32,302        3,193
                               -----------  ------------ -----------    ----------   -----------   ----------
NET ASSETS.................... $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

NET ASSETS:
Accumulation unit values...... $15,759,074  $ 98,255,517 $26,787,525    $9,205,784   $48,901,959   $3,616,508
Retained by AXA Equitable in
 Separate Account No. 70......      45,115        29,962          45           343            --           --
                               -----------  ------------ -----------    ----------   -----------   ----------
TOTAL NET ASSETS.............. $15,804,189  $ 98,285,479 $26,787,570    $9,206,127   $48,901,959   $3,616,508
                               ===========  ============ ===========    ==========   ===========   ==========

Investments in shares of the
 Portfolios, at cost.......... $14,743,463  $101,677,722 $32,140,858    $9,922,426   $51,704,011   $3,873,777

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                NEUBERGER
                               BERMAN U.S.                                      PIMCO GLOBAL  PIMCO GLOBAL
                               EQUITY INDEX                           PIMCO         BOND      MULTI-ASSET
                                 PUTWRITE           PIMCO            EMERGING   OPPORTUNITIES   MANAGED      PIMCO
                                 STRATEGY   COMMODITYREALRETURN(R) MARKETS BOND   PORTFOLIO    ALLOCATION   INCOME
                                PORTFOLIO     STRATEGY PORTFOLIO    PORTFOLIO    (UNHEDGED)    PORTFOLIO   PORTFOLIO
                               ------------ ---------------------- ------------ ------------- ------------ ---------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $2,550,885       $15,424,210       $17,188,372   $4,062,179    $1,476,197  $414,614
Receivable for shares of the
 Portfolios sold..............         270                --             1,779           --           147        40
Receivable for policy-related
 transactions.................          --             7,378                --        1,623            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
   Total assets...............   2,551,155        15,431,588        17,190,151    4,063,802     1,476,344   414,654
                                ----------       -----------       -----------   ----------    ----------  --------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........          --             7,378                --        1,623            --        --
Payable for policy-related
 transactions.................         199                --             1,779           --           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
   Total liabilities..........         199             7,378             1,779        1,623           120        22
                                ----------       -----------       -----------   ----------    ----------  --------
NET ASSETS....................  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

NET ASSETS:
Accumulation unit values......  $2,550,956       $15,405,531       $17,164,160   $4,061,847    $1,476,224  $414,632
Retained by AXA Equitable in
 Separate Account No. 70......          --            18,679            24,212          332            --        --
                                ----------       -----------       -----------   ----------    ----------  --------
TOTAL NET ASSETS..............  $2,550,956       $15,424,210       $17,188,372   $4,062,179    $1,476,224  $414,632
                                ==========       ===========       ===========   ==========    ==========  ========

Investments in shares of the
 Portfolios, at cost..........  $2,724,485       $21,121,125       $18,501,851   $4,460,064    $1,620,289  $414,734

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                     PUTNAM VT    PUTNAM VT
                                                         PUTNAM VT  GLOBAL ASSET MULTI-ASSET
                               PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION   ABSOLUTE     PUTNAM VT
                                  BEAR    BIOTECHNOLOGY INCOME FUND     FUND     RETURN FUND RESEARCH FUND
                               ---------- ------------- ----------- ------------ ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $200,435   $40,884,703  $19,123,756  $4,154,887  $2,427,245   $1,128,226
Receivable for shares of the
 Portfolios sold..............   230,442            --           --          --         235          104
Receivable for policy-related
 transactions.................        --           899       38,598       3,460          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
   Total assets...............   430,877    40,885,602   19,162,354   4,158,347   2,427,480    1,128,330
                                --------   -----------  -----------  ----------  ----------   ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        --           899       38,397       3,448          --           --
Payable for policy-related
 transactions.................   230,442            --           --          --         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
   Total liabilities..........   230,442           899       38,397       3,448         205           69
                                --------   -----------  -----------  ----------  ----------   ----------
NET ASSETS....................  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

NET ASSETS:
Accumulation unit values......  $199,265   $40,875,576  $19,123,957  $4,154,899  $2,427,275   $1,128,261
Retained by AXA Equitable in
 Separate Account No. 70......     1,170         9,127           --          --          --           --
                                --------   -----------  -----------  ----------  ----------   ----------
TOTAL NET ASSETS..............  $200,435   $40,884,703  $19,123,957  $4,154,899  $2,427,275   $1,128,261
                                ========   ===========  ===========  ==========  ==========   ==========

Investments in shares of the
 Portfolios, at cost..........  $248,817   $42,261,661  $19,776,559  $4,571,260  $2,604,371   $1,154,477

-----------
The accompanying notes are an integral part of these financial statements.


                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                               QS LEGG MASON                   SEI VP
                               DYNAMIC MULTI-    SEI VP     CONSERVATIVE  SEI VP MARKET  SEI VP MARKET
                                STRATEGY VIT    BALANCED      STRATEGY   GROWTH STRATEGY PLUS STRATEGY SEI VP MODERATE
                                 PORTFOLIO    STRATEGY FUND     FUND          FUND           FUND       STRATEGY FUND
                               -------------- ------------- ------------ --------------- ------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....   $3,428,883    $8,526,670   $11,040,010    $6,916,097     $2,603,761     $8,699,299
Receivable for shares of the
 Portfolios sold..............       28,376           853         1,117           675            255            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total assets...............    3,457,259     8,527,523    11,041,127     6,916,772      2,604,016      8,700,153
                                 ----------    ----------   -----------    ----------     ----------     ----------

LIABILITIES:
Payable for policy-related
 transactions.................       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
   Total liabilities..........       28,362           853         1,117           675            246            854
                                 ----------    ----------   -----------    ----------     ----------     ----------
NET ASSETS....................   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

NET ASSETS:
Accumulation unit values......   $3,428,897    $8,525,974   $11,040,003    $6,916,010     $2,603,770     $8,698,365
Retained by AXA Equitable in
 Separate Account No. 70......           --           696             7            87             --            934
                                 ----------    ----------   -----------    ----------     ----------     ----------
TOTAL NET ASSETS..............   $3,428,897    $8,526,670   $11,040,010    $6,916,097     $2,603,770     $8,699,299
                                 ==========    ==========   ===========    ==========     ==========     ==========

Investments in shares of the
 Portfolios, at cost..........   $3,563,253    $8,955,131   $11,488,159    $7,232,036     $2,719,590     $9,058,324

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                              TEMPLETON
                               T. ROWE PRICE DEVELOPING   TEMPLETON     TEMPLETON    TEMPLETON  VANECK VIP
                               EQUITY INCOME MARKETS VIP FOREIGN VIP GLOBAL BOND VIP GROWTH VIP GLOBAL HARD
                                 PORTFOLIO      FUND        FUND          FUND          FUND    ASSETS FUND
                               ------------- ----------- ----------- --------------- ---------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value....  $10,746,140  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
Receivable for shares of the
 Portfolios sold..............           --        3,125         --             --           95          --
Receivable for policy-related
 transactions.................        7,812           --        931         38,801           --      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total assets...............   10,753,952   11,729,657  6,348,942    130,428,549    1,380,998  16,866,362
                                -----------  ----------- ----------   ------------   ---------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased.........        7,671           --        931         38,801           --      51,608
Payable for policy-related
 transactions.................           --        3,125         --             --           95          --
                                -----------  ----------- ----------   ------------   ---------- -----------
   Total liabilities..........        7,671        3,125        931         38,801           95      51,608
                                -----------  ----------- ----------   ------------   ---------- -----------
NET ASSETS....................  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

NET ASSETS:
Accumulation unit values......  $10,746,281  $11,686,971 $6,345,909   $130,384,495   $1,380,537 $16,799,471
Retained by AXA Equitable in
 Separate Account No. 70......           --       39,561      2,102          5,253          366      15,283
                                -----------  ----------- ----------   ------------   ---------- -----------
TOTAL NET ASSETS..............  $10,746,281  $11,726,532 $6,348,011   $130,389,748   $1,380,903 $16,814,754
                                ===========  =========== ==========   ============   ========== ===========

Investments in shares of the
 Portfolios, at cost..........  $13,069,085  $11,873,516 $7,397,348   $133,459,354   $1,621,366 $22,995,891

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       VANECK VIP
                                     UNCONSTRAINED
                                    EMERGING MARKETS
                                       BOND FUND
                                    ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........    $  994,180
Receivable for policy-related
 transactions......................           804
                                       ----------
   Total assets....................       994,984
                                       ----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............           804
                                       ----------
   Total liabilities...............           804
                                       ----------
NET ASSETS.........................    $  994,180
                                       ==========

NET ASSETS:
Accumulation unit values...........    $  994,123
Retained by AXA Equitable in
 Separate Account No. 70...........            57
                                       ----------
TOTAL NET ASSETS...................    $  994,180
                                       ==========

Investments in shares of the
 Portfolios, at cost...............    $1,052,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
1290 VT CONVERTIBLE SECURITIES....................        B               775,621
1290 VT CONVERTIBLE SECURITIES....................        K               451,167

1290 VT DOUBLELINE DYNAMIC ALLOCATION.............        B              1,439,918

1290 VT DOUBLELINE OPPORTUNISTIC BOND.............        B              2,492,917

1290 VT ENERGY....................................        B               610,528
1290 VT ENERGY....................................        K               96,046

1290 VT EQUITY INCOME.............................        A              5,044,056
1290 VT EQUITY INCOME.............................        B              1,982,084

1290 VT GAMCO MERGERS & ACQUISITIONS..............        A               941,329
1290 VT GAMCO MERGERS & ACQUISITIONS..............        B               527,300

1290 VT GAMCO SMALL COMPANY VALUE.................        A              4,015,199
1290 VT GAMCO SMALL COMPANY VALUE.................        B               873,662

1290 VT HIGH YIELD BOND...........................        B              1,555,622

1290 VT LOW VOLATILITY GLOBAL EQUITY..............        B               296,557

1290 VT MICRO CAP.................................        B                7,363

1290 VT MULTI-ALTERNATIVE STRATEGIES..............        B                1,485

1290 VT NATURAL RESOURCES.........................        B               802,393

1290 VT REAL ESTATE...............................        B              1,207,683

1290 VT SMALL CAP VALUE...........................        B               12,068

1290 VT SMARTBETA EQUITY..........................        B               778,222
1290 VT SMARTBETA EQUITY..........................        K               586,909

1290 VT SOCIALLY RESPONSIBLE......................        B               563,344

7TWELVE/TM/ BALANCED PORTFOLIO....................     CLASS 4           4,930,825

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.........     CLASS B            460,619

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...........     CLASS B            49,743

AB VPS GROWTH AND INCOME PORTFOLIO................     CLASS B            332,195

AB VPS INTERNATIONAL GROWTH PORTFOLIO.............     CLASS B            381,602

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...........     CLASS B            681,986

AB VPS SMALL/MID CAP VALUE PORTFOLIO..............     CLASS B            254,284

ALL ASSET GROWTH-ALT 20...........................        A              1,487,765
ALL ASSET GROWTH-ALT 20...........................        B               612,986

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO..    CLASS III           347,164

AMERICAN CENTURY VP INFLATION PROTECTION FUND.....    CLASS II            820,101

AMERICAN CENTURY VP LARGE COMPANY VALUE...........    CLASS II            123,727

AMERICAN FUNDS INSURANCE SERIES(R) ASSET
 ALLOCATION FUND/SM/..............................     CLASS 4           3,340,411

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/..     CLASS 4           3,369,519

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/.........................................     CLASS 4            430,446

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/..........................     CLASS 4            792,466

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/.........................................     CLASS 4            430,411

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 INTERNATIONAL GROWTH AND INCOME FUND/SM/....     CLASS 4            451,801

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED
 RISK ASSET ALLOCATION FUND/SM/..............    CLASS P-2           527,399

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD
 FUND(R).....................................     CLASS 4           2,486,320

AXA 400 MANAGED VOLATILITY...................        B              3,262,736

AXA 500 MANAGED VOLATILITY...................        B              6,453,484

AXA 2000 MANAGED VOLATILITY..................        B              3,449,173

AXA AGGRESSIVE ALLOCATION....................        A              1,683,416
AXA AGGRESSIVE ALLOCATION....................        B               783,005

AXA AGGRESSIVE STRATEGY......................        B             254,617,609

AXA BALANCED STRATEGY........................        B             186,650,426

AXA CONSERVATIVE GROWTH STRATEGY.............        B             89,075,773

AXA CONSERVATIVE STRATEGY....................        B             50,297,356

AXA GLOBAL EQUITY MANAGED VOLATILITY.........        A               346,638
AXA GLOBAL EQUITY MANAGED VOLATILITY.........        B               519,266

AXA GROWTH STRATEGY..........................        B             241,776,065

AXA INTERNATIONAL CORE MANAGED VOLATILITY....        A               492,038
AXA INTERNATIONAL CORE MANAGED VOLATILITY....        B               646,599

AXA INTERNATIONAL MANAGED VOLATILITY.........        B              7,539,703

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...        A               207,948

AXA LARGE CAP CORE MANAGED VOLATILITY........        B               874,446

AXA LARGE CAP GROWTH MANAGED VOLATILITY......        A               172,652
AXA LARGE CAP GROWTH MANAGED VOLATILITY......        B               560,234

AXA LARGE CAP VALUE MANAGED VOLATILITY.......        A               594,110
AXA LARGE CAP VALUE MANAGED VOLATILITY.......        B               687,003

AXA MID CAP VALUE MANAGED VOLATILITY.........        A               345,085
AXA MID CAP VALUE MANAGED VOLATILITY.........        B               686,319

AXA MODERATE ALLOCATION......................        A              7,561,905
AXA MODERATE ALLOCATION......................        B              4,255,261

AXA MODERATE GROWTH STRATEGY.................        B             364,000,710

AXA MODERATE-PLUS ALLOCATION.................        A              3,070,048
AXA MODERATE-PLUS ALLOCATION.................        B              2,638,408

AXA ULTRA CONSERVATIVE STRATEGY..............        B             111,673,304

AXA/AB DYNAMIC AGGRESSIVE GROWTH.............        B              8,883,683

AXA/AB DYNAMIC GROWTH........................        B             59,103,180

AXA/AB DYNAMIC MODERATE GROWTH...............        B             195,710,605

AXA/AB SHORT DURATION GOVERNMENT BOND........        B               323,516

AXA/AB SMALL CAP GROWTH......................        A              2,821,724
AXA/AB SMALL CAP GROWTH......................        B              1,484,489

AXA/CLEARBRIDGE LARGE CAP GROWTH.............        B              6,770,197

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        A               422,026
AXA/FRANKLIN BALANCED MANAGED VOLATILITY.....        B               465,190

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY..................................        A               145,791

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY...        B              511,329

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        A              689,033
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED
 VOLATILITY.......................................        B              575,287

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION............        B             50,729,593

AXA/INVESCO STRATEGIC ALLOCATION..................        B             25,487,752

AXA/JANUS ENTERPRISE..............................        A             2,064,803
AXA/JANUS ENTERPRISE..............................        B             1,048,693

AXA/JPMORGAN STRATEGIC ALLOCATION.................        B             7,197,264

AXA/LEGG MASON STRATEGIC ALLOCATION...............        B             15,051,196

AXA/LOOMIS SAYLES GROWTH..........................        A             6,810,055
AXA/LOOMIS SAYLES GROWTH..........................        B             3,217,862

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        A              230,028
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY....        B             1,090,588

BLACKROCK GLOBAL ALLOCATION V.I. FUND.............    CLASS III         8,053,004

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND........    CLASS III         4,252,306

CHARTER/SM/ AGGRESSIVE GROWTH.....................        B              711,323

CHARTER/SM/ CONSERVATIVE..........................        B             3,249,306

CHARTER/SM/ GROWTH................................        B             1,534,539

CHARTER/SM/ MODERATE..............................        B             3,324,974

CHARTER/SM/ MODERATE GROWTH.......................        B             2,879,129

CHARTER/SM/ MULTI-SECTOR BOND.....................        B              390,170

CHARTER/SM/ SMALL CAP GROWTH......................        B              733,366

CHARTER/SM/ SMALL CAP VALUE.......................        B              967,858

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..    CLASS II          2,053,674

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO.......    CLASS II           357,104

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..    CLASS II          1,798,743

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO............    CLASS II           248,717

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES.........  SERVICE CLASS       1,847,841

DELAWARE VIP(R) EMERGING MARKETS SERIES...........  SERVICE CLASS        215,913

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME
 SERIES...........................................  SERVICE CLASS       1,037,734

EATON VANCE VT FLOATING-RATE INCOME FUND..........  INITIAL CLASS       5,182,977

EQ/AMERICAN CENTURY MID CAP VALUE.................        B             6,856,792

EQ/BLACKROCK BASIC VALUE EQUITY...................        A             5,297,425
EQ/BLACKROCK BASIC VALUE EQUITY...................        B              977,817

EQ/CAPITAL GUARDIAN RESEARCH......................        A              516,351
EQ/CAPITAL GUARDIAN RESEARCH......................        B              213,265

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        A              321,820
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY...        B              452,028

EQ/COMMON STOCK INDEX.............................        A             1,377,316
EQ/COMMON STOCK INDEX.............................        B              487,005

EQ/CORE BOND INDEX................................        B             30,912,473

EQ/EMERGING MARKETS EQUITY PLUS...................        B              863,420

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
EQ/EQUITY 500 INDEX..........................        A             5,474,878
EQ/EQUITY 500 INDEX..........................        B             2,399,031

EQ/FIDELITY INSTITUTIONAL AM /SM/ LARGE CAP..        B             4,920,436

EQ/FRANKLIN RISING DIVIDENDS.................        B             3,029,695

EQ/FRANKLIN STRATEGIC INCOME.................        B             5,546,002

EQ/GLOBAL BOND PLUS..........................        A              514,795
EQ/GLOBAL BOND PLUS..........................        B              421,595

EQ/GOLDMAN SACHS MID CAP VALUE...............        B             1,601,811

EQ/INTERMEDIATE GOVERNMENT BOND..............        B             11,121,896

EQ/INTERNATIONAL EQUITY INDEX................        A             3,205,231
EQ/INTERNATIONAL EQUITY INDEX................        B             2,031,348

EQ/INVESCO COMSTOCK..........................        A             2,372,131
EQ/INVESCO COMSTOCK..........................        B              438,452

EQ/INVESCO GLOBAL REAL ESTATE................        B             4,447,544

EQ/INVESCO INTERNATIONAL GROWTH..............        B             1,289,993

EQ/IVY ENERGY................................        B             5,519,945

EQ/IVY MID CAP GROWTH........................        B             5,138,555

EQ/IVY SCIENCE AND TECHNOLOGY................        B             3,071,759

EQ/JPMORGAN VALUE OPPORTUNITIES..............        A              640,821
EQ/JPMORGAN VALUE OPPORTUNITIES..............        B              527,860

EQ/LARGE CAP GROWTH INDEX....................        A             3,599,914
EQ/LARGE CAP GROWTH INDEX....................        B             1,707,472

EQ/LARGE CAP VALUE INDEX.....................        A             3,379,065
EQ/LARGE CAP VALUE INDEX.....................        B             1,664,648

EQ/LAZARD EMERGING MARKETS EQUITY............        B             4,149,765

EQ/MFS INTERNATIONAL GROWTH..................        A             4,755,660
EQ/MFS INTERNATIONAL GROWTH..................        B             2,735,484

EQ/MFS INTERNATIONAL VALUE...................        B             8,614,956

EQ/MFS TECHNOLOGY............................        B             2,011,805

EQ/MFS UTILITIES SERIES......................        B             1,749,979

EQ/MID CAP INDEX.............................        A             4,675,868
EQ/MID CAP INDEX.............................        B             2,053,324

EQ/MONEY MARKET..............................        A             60,878,869
EQ/MONEY MARKET..............................        B             60,626,037

EQ/OPPENHEIMER GLOBAL........................        A             3,024,882
EQ/OPPENHEIMER GLOBAL........................        B             1,358,627

EQ/PIMCO GLOBAL REAL RETURN..................        B             2,629,554

EQ/PIMCO REAL RETURN.........................        B             4,096,419

EQ/PIMCO TOTAL RETURN........................        B             15,635,782

EQ/PIMCO ULTRA SHORT BOND....................        A             2,682,069
EQ/PIMCO ULTRA SHORT BOND....................        B             1,868,689

EQ/QUALITY BOND PLUS.........................        B             3,169,644

EQ/SMALL COMPANY INDEX.......................        A             4,723,104

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                     SHARE CLASS** PORTFOLIO SHARES HELD
                                                   --------------- ---------------------
EQ/SMALL COMPANY INDEX............................        B             1,585,163

EQ/T. ROWE PRICE GROWTH STOCK.....................        A             3,493,189
EQ/T. ROWE PRICE GROWTH STOCK.....................        B             1,504,210

EQ/T. ROWE PRICE HEALTH SCIENCES..................        B             3,541,030

EQ/UBS GROWTH & INCOME............................        B              749,879

FEDERATED HIGH INCOME BOND FUND II................  SERVICE CLASS       3,359,316

FEDERATED KAUFMANN FUND II........................  SERVICE CLASS        702,548

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO... SERVICE CLASS 2        36,095

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO............ SERVICE CLASS 2        35,562

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO............ SERVICE CLASS 2       108,419

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO............ SERVICE CLASS 2       113,412

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO............ SERVICE CLASS 2        62,602

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      2,503,144

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO........ SERVICE CLASS 2      11,694,004

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO.....     CLASS I           399,892

FIRST TRUST/DOW JONES DIVIDEND & INCOME
 ALLOCATION PORTFOLIO.............................     CLASS I          3,658,082

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND.......     CLASS 2          4,698,244

FRANKLIN INCOME VIP FUND..........................     CLASS 2          5,932,658

FRANKLIN MUTUAL SHARES VIP FUND...................     CLASS 2           642,640

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY
 FUND.............................................  COMMON SHARES        178,686

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND........  COMMON SHARES         26,298

HARTFORD CAPITAL APPRECIATION HLS FUND............       IC              422,746

HARTFORD GROWTH OPPORTUNITIES HLS FUND............       IC             1,104,105

INVESCO V.I. AMERICAN FRANCHISE FUND..............    SERIES II           10,118

INVESCO V.I. BALANCED-RISK ALLOCATION FUND........    SERIES II         1,028,917

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         2,644,292

INVESCO V.I. EQUITY AND INCOME FUND...............    SERIES II          948,527

INVESCO V.I. HEALTH CARE FUND.....................    SERIES II          242,518

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         7,726,932

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         1,019,903

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II         1,152,582

IVY VIP ASSET STRATEGY............................    CLASS II          3,904,385

IVY VIP GLOBAL EQUITY INCOME......................    CLASS II          1,810,830

IVY VIP HIGH INCOME...............................    CLASS II          36,527,027

IVY VIP NATURAL RESOURCES.........................    CLASS II          1,985,340

IVY VIP SMALL CAP GROWTH..........................    CLASS II          4,096,562

JANUS HENDERSON BALANCED PORTFOLIO................ SERVICE SHARES       2,364,622

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO........... SERVICE SHARES       2,195,528

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO..... SERVICE SHARES        689,575

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION
 PORTFOLIO........................................     CLASS 2          1,398,989

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                SHARE CLASS** PORTFOLIO SHARES HELD
                                              --------------- ---------------------
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO...................................     CLASS 2          1,963,476

LORD ABBETT SERIES FUND -- BOND DEBENTURE
 PORTFOLIO...................................    VC SHARES         11,488,391

LORD ABBETT SERIES FUND -- CLASSIC STOCK
 PORTFOLIO...................................    VC SHARES          368,965

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO.....................    VC SHARES          392,388

MFS(R) INVESTORS TRUST SERIES................  SERVICE CLASS        456,940

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO...................................  SERVICE CLASS        768,716

MFS(R) RESEARCH SERIES.......................  SERVICE CLASS        104,909

MFS(R) VALUE SERIES..........................  SERVICE CLASS       1,512,908

MULTIMANAGER AGGRESSIVE EQUITY...............        B              293,931

MULTIMANAGER CORE BOND.......................        B             10,256,460

MULTIMANAGER MID CAP GROWTH..................        B             3,365,895

MULTIMANAGER MID CAP VALUE...................        B              702,637

MULTIMANAGER TECHNOLOGY......................        B             2,073,905

NEUBERGER BERMAN INTERNATIONAL EQUITY
 PORTFOLIO...................................     CLASS S           320,044

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE
 STRATEGY PORTFOLIO..........................     CLASS S           285,015

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO...................................  ADVISOR CLASS       2,532,711

PIMCO EMERGING MARKETS BOND PORTFOLIO........  ADVISOR CLASS       1,431,172

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO
 (UNHEDGED)..................................  ADVISOR CLASS        370,637

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION
 PORTFOLIO...................................  ADVISOR CLASS        134,322

PIMCO INCOME PORTFOLIO.......................  ADVISOR CLASS         39,982

PROFUND VP BEAR..............................  COMMON SHARES         5,827

PROFUND VP BIOTECHNOLOGY.....................  COMMON SHARES        622,768

PUTNAM VT DIVERSIFIED INCOME FUND............     CLASS B          3,280,233

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.......     CLASS B           270,677

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND...     CLASS B           256,309

PUTNAM VT RESEARCH FUND......................     CLASS B            44,262

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT
 PORTFOLIO...................................    CLASS II           285,028

SEI VP BALANCED STRATEGY FUND................    CLASS III          860,411

SEI VP CONSERVATIVE STRATEGY FUND............    CLASS III         1,115,153

SEI VP MARKET GROWTH STRATEGY FUND...........    CLASS III          695,085

SEI VP MARKET PLUS STRATEGY FUND.............    CLASS III          252,302

SEI VP MODERATE STRATEGY FUND................    CLASS III          883,178

T. ROWE PRICE EQUITY INCOME PORTFOLIO........    CLASS II           461,802

TEMPLETON DEVELOPING MARKETS VIP FUND........     CLASS 2          1,373,130

TEMPLETON FOREIGN VIP FUND...................     CLASS 2           498,274

TEMPLETON GLOBAL BOND VIP FUND...............     CLASS 2          7,747,460

TEMPLETON GROWTH VIP FUND....................     CLASS 2           113,096

VANECK VIP GLOBAL HARD ASSETS FUND...........     CLASS S          1,027,169

VANECK VIP UNCONSTRAINED EMERGING MARKETS
 BOND FUND...................................  INITIAL CLASS        128,116

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018


The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT CONVERTIBLE SECURITIES..........  1.10%          B          $10.62        105
1290 VT CONVERTIBLE SECURITIES..........  1.20%          B          $11.94         88
1290 VT CONVERTIBLE SECURITIES..........  1.25%          B          $11.91         65

1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.30%          B          $11.24      1,096
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.55%          B          $10.81          3
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.65%          B          $11.01        146
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.70%          B          $10.97        119

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B          $10.24        845
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B          $ 9.92        219
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B          $10.19        764
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.30%          B          $10.12        451
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.65%          B          $ 9.99         38
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.70%          B          $ 9.97         51

1290 VT ENERGY..........................  0.30%          B          $ 5.93          1
1290 VT ENERGY..........................  1.10%          B          $ 6.40        182
1290 VT ENERGY..........................  1.20%          B          $ 5.66         79
1290 VT ENERGY..........................  1.25%          B          $ 5.65        210

1290 VT EQUITY INCOME...................  1.30%          A          $20.01        679
1290 VT EQUITY INCOME...................  1.55%          A          $19.55         44
1290 VT EQUITY INCOME...................  1.65%          A          $19.37        120
1290 VT EQUITY INCOME...................  1.70%          A          $19.28        101
1290 VT EQUITY INCOME...................  1.10%          B          $10.83        127
1290 VT EQUITY INCOME...................  1.20%          B          $12.19         37
1290 VT EQUITY INCOME...................  1.25%          B          $12.15         76
1290 VT EQUITY INCOME...................  1.30%          B          $ 4.09        458
1290 VT EQUITY INCOME...................  1.55%          B          $ 9.55         85
1290 VT EQUITY INCOME...................  1.65%          B          $ 9.36        188
1290 VT EQUITY INCOME...................  1.70%          B          $ 9.27         23

1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          A          $13.39        497
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.55%          A          $13.08         37
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.65%          A          $12.96        137
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.70%          A          $12.90        169
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.30%          B          $11.30          3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B          $10.36        273
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B          $10.78         91
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B          $10.76        219

1290 VT GAMCO SMALL COMPANY VALUE.......  0.65%          A          $18.82         --
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          A          $23.31      6,189
1290 VT GAMCO SMALL COMPANY VALUE.......  1.55%          A          $22.77        469
1290 VT GAMCO SMALL COMPANY VALUE.......  1.65%          A          $22.56      1,130
1290 VT GAMCO SMALL COMPANY VALUE.......  1.70%          A          $22.46        908
1290 VT GAMCO SMALL COMPANY VALUE.......  0.30%          B          $12.18         13
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B          $10.67      2,174
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B          $11.62        755
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B          $11.59      1,006

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

1290 VT HIGH YIELD BOND.................  1.10%          B          $10.45        193
1290 VT HIGH YIELD BOND.................  1.20%          B          $10.89         68
1290 VT HIGH YIELD BOND.................  1.25%          B          $10.86        235
1290 VT HIGH YIELD BOND.................  1.30%          B          $11.33        585
1290 VT HIGH YIELD BOND.................  1.55%          B          $10.75          3
1290 VT HIGH YIELD BOND.................  1.65%          B          $11.09         99
1290 VT HIGH YIELD BOND.................  1.70%          B          $11.06         77

1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.10%          B          $11.26        129
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.20%          B          $12.55         54
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.25%          B          $12.52         87
1290 VT LOW VOLATILITY GLOBAL EQUITY....  1.30%          B          $ 9.76          4

1290 VT MICRO CAP.......................  1.10%          B          $ 8.75          4
1290 VT MICRO CAP.......................  1.25%          B          $ 8.75          1
1290 VT MICRO CAP.......................  1.30%          B          $ 8.75          3

1290 VT MULTI-ALTERNATIVE STRATEGIES....  1.10%          B          $ 9.78          1

1290 VT NATURAL RESOURCES...............  1.10%          B          $ 8.58        129
1290 VT NATURAL RESOURCES...............  1.20%          B          $ 7.63         38
1290 VT NATURAL RESOURCES...............  1.25%          B          $ 7.61        132
1290 VT NATURAL RESOURCES...............  1.30%          B          $ 7.81        332
1290 VT NATURAL RESOURCES...............  1.55%          B          $ 7.89         --
1290 VT NATURAL RESOURCES...............  1.65%          B          $ 7.65         86
1290 VT NATURAL RESOURCES...............  1.70%          B          $ 7.63         22

1290 VT REAL ESTATE.....................  1.10%          B          $ 9.88         96
1290 VT REAL ESTATE.....................  1.20%          B          $11.10         44
1290 VT REAL ESTATE.....................  1.25%          B          $11.07        107
1290 VT REAL ESTATE.....................  1.30%          B          $11.31        586
1290 VT REAL ESTATE.....................  1.55%          B          $10.11         14
1290 VT REAL ESTATE.....................  1.65%          B          $11.07        145
1290 VT REAL ESTATE.....................  1.70%          B          $11.04        102

1290 VT SMALL CAP VALUE.................  1.10%          B          $ 8.13          7
1290 VT SMALL CAP VALUE.................  1.25%          B          $ 8.13          3
1290 VT SMALL CAP VALUE.................  1.30%          B          $ 8.13          3

1290 VT SMARTBETA EQUITY................  1.10%          B          $11.30        118
1290 VT SMARTBETA EQUITY................  1.20%          B          $12.66         29
1290 VT SMARTBETA EQUITY................  1.25%          B          $12.63         49
1290 VT SMARTBETA EQUITY................  1.30%          B          $ 9.52          1

1290 VT SOCIALLY RESPONSIBLE............  1.10%          B          $11.80        340
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B          $14.24         32
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B          $14.20         39
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B          $20.98         33
1290 VT SOCIALLY RESPONSIBLE............  1.55%          B          $15.18         15
1290 VT SOCIALLY RESPONSIBLE............  1.65%          B          $19.91         11
1290 VT SOCIALLY RESPONSIBLE............  1.70%          B          $14.74          2

7TWELVE/TM/ BALANCED PORTFOLIO..........  1.10%       CLASS 4       $ 9.53        320
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.20%       CLASS 4       $ 9.53        562
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.25%       CLASS 4       $ 9.51        358
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.30%       CLASS 4       $10.63      3,197
7TWELVE/TM/ BALANCED PORTFOLIO..........  1.55%       CLASS 4       $ 9.55         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO..  1.55%       CLASS 4       $10.45         64
7TWELVE/TM/ BALANCED PORTFOLIO..  1.65%       CLASS 4       $10.38        519
7TWELVE/TM/ BALANCED PORTFOLIO..  1.70%       CLASS 4       $10.34        379

AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.30%       CLASS B       $15.53        200
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.55%       CLASS B       $15.17         19
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.65%       CLASS B       $15.03         65
AB VPS BALANCED WEALTH STRATEGY
 PORTFOLIO......................  1.70%       CLASS B       $14.96         15

AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.10%       CLASS B       $11.06         54
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.20%       CLASS B       $11.54         12
AB VPS GLOBAL THEMATIC GROWTH
 PORTFOLIO......................  1.25%       CLASS B       $11.52         51

AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.10%       CLASS B       $11.87        567
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.20%       CLASS B       $12.28         72
AB VPS GROWTH AND INCOME
 PORTFOLIO......................  1.25%       CLASS B       $12.25        120

AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.30%       CLASS B       $11.05        478
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.55%       CLASS B       $10.79         28
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.65%       CLASS B       $10.69        107
AB VPS INTERNATIONAL GROWTH
 PORTFOLIO......................  1.70%       CLASS B       $10.64         39

AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.10%       CLASS B       $10.65        280
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.20%       CLASS B       $11.25         69
AB VPS REAL ESTATE INVESTMENT
 PORTFOLIO......................  1.25%       CLASS B       $11.22        168

AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  0.30%       CLASS B       $11.21          4
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.10%       CLASS B       $10.47        248
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.20%       CLASS B       $10.78         27
AB VPS SMALL/MID CAP VALUE
 PORTFOLIO......................  1.25%       CLASS B       $10.76        123

ALL ASSET GROWTH-ALT 20.........  1.30%          A          $14.89      1,392
ALL ASSET GROWTH-ALT 20.........  1.55%          A          $14.54         88
ALL ASSET GROWTH-ALT 20.........  1.65%          A          $14.41        223
ALL ASSET GROWTH-ALT 20.........  1.70%          A          $14.34        162
ALL ASSET GROWTH-ALT 20.........  1.10%          B          $ 9.95        306
ALL ASSET GROWTH-ALT 20.........  1.20%          B          $ 9.93        509
ALL ASSET GROWTH-ALT 20.........  1.25%          B          $ 9.92        330

ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.10%      CLASS III      $10.67        242
ALPS | RED ROCKS LISTED PRIVATE
 EQUITY PORTFOLIO...............  1.25%      CLASS III      $10.61        118

AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.10%      CLASS II       $ 9.70        392
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.20%      CLASS II       $ 9.69        113
AMERICAN CENTURY VP INFLATION
 PROTECTION FUND................  1.25%      CLASS II       $ 9.67        312

AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.30%      CLASS II       $19.41         47
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.55%      CLASS II       $18.97         10
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.65%      CLASS II       $18.79         29
AMERICAN CENTURY VP LARGE
 COMPANY VALUE..................  1.70%      CLASS II       $18.71          2

AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.10%       CLASS 4       $11.32      2,985
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.20%       CLASS 4       $12.38        554
AMERICAN FUNDS INSURANCE
 SERIES(R) ASSET ALLOCATION
 FUND/SM/.......................  1.25%       CLASS 4       $12.35      2,385

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  0.65%       CLASS 4       $10.34         --
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.30%       CLASS 4       $10.05      2,338
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.55%       CLASS 4       $ 9.83         86
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.65%       CLASS 4       $ 9.85        482
AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/........  1.70%       CLASS 4       $ 9.82        581

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  0.30%       CLASS 4       $13.46          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.10%       CLASS 4       $11.10        509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $12.84        121
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $12.81        291

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $11.82          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $10.13        130
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $11.28         76
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $11.25        105
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $12.72        751
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $11.98         58
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $12.46        139
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $12.42        121

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  0.30%       CLASS 4       $15.36         14
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.10%       CLASS 4       $12.38        996
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.20%       CLASS 4       $14.65        144
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......  1.25%       CLASS 4       $14.62        307

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.10%       CLASS 4       $ 9.51        313
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.20%       CLASS 4       $ 9.71        129
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................  1.25%       CLASS 4       $ 9.69        273

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.30%      CLASS P-2      $12.76        368
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.55%      CLASS P-2      $11.94          5
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.65%      CLASS P-2      $12.50         69
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...........................................  1.70%      CLASS P-2      $12.46         67

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.30%       CLASS 4       $10.29         10
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.10%       CLASS 4       $10.12        723
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.20%       CLASS 4       $ 9.82        250
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.25%       CLASS 4       $ 9.79        421
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.30%       CLASS 4       $10.47      2,487
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.55%       CLASS 4       $10.10         64
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.65%       CLASS 4       $10.25        520
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  1.70%       CLASS 4       $10.22        537

AXA 400 MANAGED VOLATILITY.....................................  0.65%          B          $18.07          1
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $14.20        382
AXA 400 MANAGED VOLATILITY.....................................  1.30%          B          $20.50      1,317

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
AXA 400 MANAGED VOLATILITY..............  1.55%          B          $20.03         596
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $13.91         160
AXA 400 MANAGED VOLATILITY..............  1.65%          B          $19.85         559
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $13.87          54
AXA 400 MANAGED VOLATILITY..............  1.70%          B          $19.76          22

AXA 500 MANAGED VOLATILITY..............  0.65%          B          $20.15           4
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $16.15         642
AXA 500 MANAGED VOLATILITY..............  1.30%          B          $21.03       3,082
AXA 500 MANAGED VOLATILITY..............  1.55%          B          $20.55       1,436
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $15.82         224
AXA 500 MANAGED VOLATILITY..............  1.65%          B          $20.36       1,390
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $15.77          87
AXA 500 MANAGED VOLATILITY..............  1.70%          B          $20.26          95

AXA 2000 MANAGED VOLATILITY.............  0.65%          B          $17.17           2
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $13.97         336
AXA 2000 MANAGED VOLATILITY.............  1.30%          B          $19.97       1,413
AXA 2000 MANAGED VOLATILITY.............  1.55%          B          $19.51         653
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $13.68          93
AXA 2000 MANAGED VOLATILITY.............  1.65%          B          $19.33         608
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $13.64          56
AXA 2000 MANAGED VOLATILITY.............  1.70%          B          $19.24          33

AXA AGGRESSIVE ALLOCATION...............  1.30%          A          $16.80         667
AXA AGGRESSIVE ALLOCATION...............  1.55%          A          $16.41         224
AXA AGGRESSIVE ALLOCATION...............  1.65%          A          $16.26         120
AXA AGGRESSIVE ALLOCATION...............  1.70%          A          $16.18          14
AXA AGGRESSIVE ALLOCATION...............  1.10%          B          $10.70         369
AXA AGGRESSIVE ALLOCATION...............  1.20%          B          $11.80          48
AXA AGGRESSIVE ALLOCATION...............  1.25%          B          $11.77         291

AXA AGGRESSIVE STRATEGY.................  1.30%          B          $14.74     182,618
AXA AGGRESSIVE STRATEGY.................  1.55%          B          $14.50       2,352
AXA AGGRESSIVE STRATEGY.................  1.65%          B          $14.40      23,204
AXA AGGRESSIVE STRATEGY.................  1.70%          B          $14.35      26,058

AXA BALANCED STRATEGY...................  0.65%          B          $13.27          --
AXA BALANCED STRATEGY...................  1.30%          B          $13.75     129,078
AXA BALANCED STRATEGY...................  1.30%          B          $15.36      16,442
AXA BALANCED STRATEGY...................  1.55%          B          $13.44       6,821
AXA BALANCED STRATEGY...................  1.55%          B          $14.99       1,787
AXA BALANCED STRATEGY...................  1.65%          B          $13.31      21,658
AXA BALANCED STRATEGY...................  1.65%          B          $14.85       3,998
AXA BALANCED STRATEGY...................  1.70%          B          $13.25      13,132
AXA BALANCED STRATEGY...................  1.70%          B          $14.78         673

AXA CONSERVATIVE GROWTH STRATEGY........  0.65%          B          $12.53           7
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $12.92      65,805
AXA CONSERVATIVE GROWTH STRATEGY........  1.30%          B          $14.32       5,512
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $12.62       3,898
AXA CONSERVATIVE GROWTH STRATEGY........  1.55%          B          $13.97         694
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $12.51      10,079
AXA CONSERVATIVE GROWTH STRATEGY........  1.65%          B          $13.83       1,389
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $12.45       4,875
AXA CONSERVATIVE GROWTH STRATEGY........  1.70%          B          $13.77         320

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

AXA CONSERVATIVE STRATEGY...............  1.30%          B          $11.33      36,191
AXA CONSERVATIVE STRATEGY...............  1.30%          B          $12.08       2,772
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.07       2,478
AXA CONSERVATIVE STRATEGY...............  1.55%          B          $11.79         311
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $10.96       5,650
AXA CONSERVATIVE STRATEGY...............  1.65%          B          $11.67         493
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $10.91       3,500
AXA CONSERVATIVE STRATEGY...............  1.70%          B          $11.62         184

AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          A          $14.45         242
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          A          $14.11          31
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          A          $13.98          66
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          A          $13.92          22
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.30%          B          $30.65         127
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.55%          B          $22.17          71
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.65%          B          $29.12          69
AXA GLOBAL EQUITY MANAGED VOLATILITY....  1.70%          B          $21.46          12

AXA GROWTH STRATEGY.....................  0.65%          B          $14.86           4
AXA GROWTH STRATEGY.....................  1.30%          B          $15.57     172,934
AXA GROWTH STRATEGY.....................  1.30%          B          $18.02      22,778
AXA GROWTH STRATEGY.....................  1.55%          B          $15.21       3,280
AXA GROWTH STRATEGY.....................  1.55%          B          $17.58       1,867
AXA GROWTH STRATEGY.....................  1.65%          B          $15.07      20,605
AXA GROWTH STRATEGY.....................  1.65%          B          $17.41       6,844
AXA GROWTH STRATEGY.....................  1.70%          B          $15.00      24,333
AXA GROWTH STRATEGY.....................  1.70%          B          $17.33       2,169

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          A          $10.78         328
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          A          $10.53          13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          A          $10.43          70
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          A          $10.39          24
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.30%          B          $14.99         205
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.55%          B          $12.21         100
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.65%          B          $14.23         105
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.............................  1.70%          B          $11.85          27

AXA INTERNATIONAL MANAGED VOLATILITY....  0.65%          B          $10.70           2
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.52         229
AXA INTERNATIONAL MANAGED VOLATILITY....  1.30%          B          $10.69       3,881
AXA INTERNATIONAL MANAGED VOLATILITY....  1.55%          B          $10.45       2,005
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.30         136
AXA INTERNATIONAL MANAGED VOLATILITY....  1.65%          B          $10.35       1,841
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.27          96
AXA INTERNATIONAL MANAGED VOLATILITY....  1.70%          B          $10.30          72

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.30%          A          $10.31         141
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.55%          A          $10.08          33
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.65%          A          $ 9.98          44
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.............................  1.70%          A          $ 9.94          15

AXA LARGE CAP CORE MANAGED VOLATILITY...  1.30%          B          $22.35         159
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.55%          B          $16.49          60
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.65%          B          $21.22         140
AXA LARGE CAP CORE MANAGED VOLATILITY...  1.70%          B          $15.99          42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          A          $23.79         139
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          A          $23.24          12
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          A          $23.03          40
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          A          $22.92          25
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.30%          B          $27.77         278
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.55%          B          $30.66          93
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.65%          B          $26.39         165
AXA LARGE CAP GROWTH MANAGED VOLATILITY......  1.70%          B          $29.67          34

AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          A          $19.13         365
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          A          $18.69          25
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          A          $18.52          65
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          A          $18.43          40
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.30%          B          $17.74         309
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.55%          B          $19.91          81
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.65%          B          $16.85         182
AXA LARGE CAP VALUE MANAGED VOLATILITY.......  1.70%          B          $19.28          35

AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          A          $20.13         181
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          A          $19.66           9
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          A          $19.48          37
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          A          $19.39          14
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.30%          B          $23.17         206
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.55%          B          $24.74          34
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.65%          B          $22.01         160
AXA MID CAP VALUE MANAGED VOLATILITY.........  1.70%          B          $23.93          14

AXA MODERATE ALLOCATION......................  1.30%          A          $13.55       5,547
AXA MODERATE ALLOCATION......................  1.55%          A          $13.24         327
AXA MODERATE ALLOCATION......................  1.65%          A          $13.12         781
AXA MODERATE ALLOCATION......................  1.70%          A          $13.06         627
AXA MODERATE ALLOCATION......................  1.10%          B          $10.31       2,148
AXA MODERATE ALLOCATION......................  1.20%          B          $10.84         249
AXA MODERATE ALLOCATION......................  1.25%          B          $10.81       2,760

AXA MODERATE GROWTH STRATEGY.................  0.65%          B          $14.05           5
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $14.65     250,952
AXA MODERATE GROWTH STRATEGY.................  1.30%          B          $16.96      23,428
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $14.32      24,750
AXA MODERATE GROWTH STRATEGY.................  1.55%          B          $16.56       2,731
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $14.18      52,480
AXA MODERATE GROWTH STRATEGY.................  1.65%          B          $16.39       6,364
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $14.12      23,772
AXA MODERATE GROWTH STRATEGY.................  1.70%          B          $16.32       1,994

AXA MODERATE-PLUS ALLOCATION.................  1.30%          A          $15.13       1,570
AXA MODERATE-PLUS ALLOCATION.................  1.55%          A          $14.78         224
AXA MODERATE-PLUS ALLOCATION.................  1.65%          A          $14.64         218
AXA MODERATE-PLUS ALLOCATION.................  1.70%          A          $14.58          27
AXA MODERATE-PLUS ALLOCATION.................  1.10%          B          $10.51       1,420
AXA MODERATE-PLUS ALLOCATION.................  1.20%          B          $11.31         184
AXA MODERATE-PLUS ALLOCATION.................  1.25%          B          $11.28         829

AXA ULTRA CONSERVATIVE STRATEGY..............  1.30%          B          $ 9.99      65,894
AXA ULTRA CONSERVATIVE STRATEGY..............  1.55%          B          $ 9.81       3,564

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA ULTRA CONSERVATIVE STRATEGY....  1.65%          B          $ 9.74      12,976
AXA ULTRA CONSERVATIVE STRATEGY....  1.70%          B          $ 9.70      26,789

AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.30%          B          $ 9.31       8,629
AXA/AB DYNAMIC AGGRESSIVE GROWTH...  1.65%          B          $ 9.27         253

AXA/AB DYNAMIC GROWTH..............  1.30%          B          $10.08      52,067
AXA/AB DYNAMIC GROWTH..............  1.65%          B          $ 9.95       5,024
AXA/AB DYNAMIC GROWTH..............  1.70%          B          $ 9.93       2,753

AXA/AB DYNAMIC MODERATE GROWTH.....  0.30%          B          $11.53           4
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B          $10.15         558
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B          $11.00         283
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B          $10.97         349
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $11.91       4,466
AXA/AB DYNAMIC MODERATE GROWTH.....  1.30%          B          $12.48     131,809
AXA/AB DYNAMIC MODERATE GROWTH.....  1.55%          B          $12.24       7,240
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $11.67         738
AXA/AB DYNAMIC MODERATE GROWTH.....  1.65%          B          $12.14      26,214
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $11.63         564
AXA/AB DYNAMIC MODERATE GROWTH.....  1.70%          B          $12.09      17,959

AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.10%          B          $ 9.70         152
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.20%          B          $ 9.43          55
AXA/AB SHORT DURATION GOVERNMENT
 BOND..............................  1.25%          B          $ 9.41         125

AXA/AB SMALL CAP GROWTH............  1.30%          A          $25.92       1,068
AXA/AB SMALL CAP GROWTH............  1.55%          A          $25.33          70
AXA/AB SMALL CAP GROWTH............  1.65%          A          $25.10         226
AXA/AB SMALL CAP GROWTH............  1.70%          A          $24.98         365
AXA/AB SMALL CAP GROWTH............  0.30%          B          $13.06           2
AXA/AB SMALL CAP GROWTH............  1.10%          B          $11.29         532
AXA/AB SMALL CAP GROWTH............  1.20%          B          $12.46         161
AXA/AB SMALL CAP GROWTH............  1.25%          B          $12.43         251
AXA/AB SMALL CAP GROWTH............  1.30%          B          $28.95         141
AXA/AB SMALL CAP GROWTH............  1.55%          B          $35.01          59
AXA/AB SMALL CAP GROWTH............  1.65%          B          $27.51         132
AXA/AB SMALL CAP GROWTH............  1.70%          B          $33.87          11

AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B          $ 9.40         193
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B          $ 9.39           7
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $ 9.39           9
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $17.59       2,233
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B          $28.67         166
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $17.24         241
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.55%          B          $20.19          95
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $ 9.39           1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $17.11         574
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.65%          B          $27.22         120
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $17.04         339
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.70%          B          $19.59          12

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          A          $15.63         166
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          A          $15.27          15
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          A          $15.13          79
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          A          $15.06          16

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B          $13.77        222
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.55%          B          $13.34         59
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.65%          B          $13.18         58
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.70%          B          $13.09          6

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  0.65%          A          $17.10         --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          A          $19.67         61
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          A          $19.22         10
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          A          $19.05         25
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          A          $18.96          3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.30%          B          $15.03        238
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.55%          B          $14.57         46
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.65%          B          $14.39        151
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY................  1.70%          B          $14.30         25

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          A          $16.07        234
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          A          $15.71          6
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          A          $15.56         79
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          A          $15.49         27
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.30%          B          $11.75        215
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.55%          B          $11.41         64
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.65%          B          $11.28        109
AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY................  1.70%          B          $11.21          9

AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.30%          B          $10.25     43,454
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.65%          B          $10.12      4,583
AXA/GOLDMAN SACHS STRATEGIC
 ALLOCATION........................  1.70%          B          $10.10      1,283

AXA/INVESCO STRATEGIC ALLOCATION...  1.30%          B          $ 9.83     22,940
AXA/INVESCO STRATEGIC ALLOCATION...  1.65%          B          $ 9.71      2,054
AXA/INVESCO STRATEGIC ALLOCATION...  1.70%          B          $ 9.69        670

AXA/JANUS ENTERPRISE...............  1.30%          A          $18.92      1,233
AXA/JANUS ENTERPRISE...............  1.55%          A          $18.49        175
AXA/JANUS ENTERPRISE...............  1.65%          A          $18.32        285
AXA/JANUS ENTERPRISE...............  1.70%          A          $18.23        150
AXA/JANUS ENTERPRISE...............  1.10%          B          $10.37        385
AXA/JANUS ENTERPRISE...............  1.20%          B          $11.32        112
AXA/JANUS ENTERPRISE...............  1.25%          B          $11.29        195
AXA/JANUS ENTERPRISE...............  1.30%          B          $23.97        192
AXA/JANUS ENTERPRISE...............  1.55%          B          $23.15        108
AXA/JANUS ENTERPRISE...............  1.65%          B          $22.83        101
AXA/JANUS ENTERPRISE...............  1.70%          B          $22.68         17

AXA/JPMORGAN STRATEGIC ALLOCATION..  1.30%          B          $ 9.54      7,082
AXA/JPMORGAN STRATEGIC ALLOCATION..  1.65%          B          $ 9.51        160

AXA/LEGG MASON STRATEGIC ALLOCATION  1.30%          B          $10.72     14,178
AXA/LEGG MASON STRATEGIC ALLOCATION  1.65%          B          $10.61      1,016
AXA/LEGG MASON STRATEGIC ALLOCATION  1.70%          B          $10.59         21

AXA/LOOMIS SAYLES GROWTH...........  1.30%          A          $24.56      1,561
AXA/LOOMIS SAYLES GROWTH...........  1.55%          A          $23.99         91
AXA/LOOMIS SAYLES GROWTH...........  1.65%          A          $23.77        276
AXA/LOOMIS SAYLES GROWTH...........  1.70%          A          $23.66        155
AXA/LOOMIS SAYLES GROWTH...........  1.10%          B          $13.85        839
AXA/LOOMIS SAYLES GROWTH...........  1.20%          B          $16.54        170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
AXA/LOOMIS SAYLES GROWTH.....................  1.25%          B          $16.50        314
AXA/LOOMIS SAYLES GROWTH.....................  1.30%          B          $23.46        121
AXA/LOOMIS SAYLES GROWTH.....................  1.55%          B          $23.04         35
AXA/LOOMIS SAYLES GROWTH.....................  1.65%          B          $22.87         30
AXA/LOOMIS SAYLES GROWTH.....................  1.70%          B          $22.78          8

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          A          $15.04         96
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          A          $14.70         31
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          A          $14.56         37
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          A          $14.49          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  0.30%          B          $11.19         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.10%          B          $ 9.81         78
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.20%          B          $10.67         47
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.25%          B          $10.64         66
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.30%          B          $11.96        294
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.55%          B          $11.59        189
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.65%          B          $11.44        317
AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY..................................  1.70%          B          $11.37         26

BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.10%      CLASS III      $ 9.85      1,042
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.20%      CLASS III      $10.58        739
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.25%      CLASS III      $10.55      1,274
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.30%      CLASS III      $13.20      3,846
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.55%      CLASS III      $12.89        131
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.65%      CLASS III      $12.77        860
BLACKROCK GLOBAL ALLOCATION V.I. FUND........  1.70%      CLASS III      $12.71        734

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.30%      CLASS III      $27.51      1,313
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.55%      CLASS III      $26.88         67
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.65%      CLASS III      $26.63        262
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND...  1.70%      CLASS III      $26.51        412

CHARTER/SM/ AGGRESSIVE GROWTH................  1.10%          B          $ 9.99        300
CHARTER/SM/ AGGRESSIVE GROWTH................  1.20%          B          $10.57        147
CHARTER/SM/ AGGRESSIVE GROWTH................  1.25%          B          $10.54        229

CHARTER/SM/ CONSERVATIVE.....................  1.10%          B          $10.13        925
CHARTER/SM/ CONSERVATIVE.....................  1.20%          B          $10.33        359
CHARTER/SM/ CONSERVATIVE.....................  1.25%          B          $10.31      1,797

CHARTER/SM/ GROWTH...........................  1.10%          B          $10.05        386
CHARTER/SM/ GROWTH...........................  1.20%          B          $10.56        471
CHARTER/SM/ GROWTH...........................  1.25%          B          $10.53        569

CHARTER/SM/ MODERATE.........................  0.30%          B          $10.98         11
CHARTER/SM/ MODERATE.........................  1.10%          B          $10.14        814
CHARTER/SM/ MODERATE.........................  1.20%          B          $10.48        661
CHARTER/SM/ MODERATE.........................  1.25%          B          $10.45      1,384
CHARTER/SM/ MODERATE.........................  1.30%          B          $10.22        241
CHARTER/SM/ MODERATE.........................  1.65%          B          $10.08         24
CHARTER/SM/ MODERATE.........................  1.70%          B          $10.06          9

CHARTER/SM/ MODERATE GROWTH..................  0.30%          B          $11.11          2
CHARTER/SM/ MODERATE GROWTH..................  1.10%          B          $10.14      1,011
CHARTER/SM/ MODERATE GROWTH..................  1.20%          B          $10.60        557
CHARTER/SM/ MODERATE GROWTH..................  1.25%          B          $10.58        862

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ MODERATE GROWTH........  1.30%          B          $10.25        244
CHARTER/SM/ MODERATE GROWTH........  1.65%          B          $10.11         47

CHARTER/SM/ MULTI-SECTOR BOND......  1.30%          B          $11.46         85
CHARTER/SM/ MULTI-SECTOR BOND......  1.55%          B          $27.88          9
CHARTER/SM/ MULTI-SECTOR BOND......  1.65%          B          $10.95         16
CHARTER/SM/ MULTI-SECTOR BOND......  1.70%          B          $26.55          1

CHARTER/SM/ SMALL CAP GROWTH.......  0.30%          B          $12.32          9
CHARTER/SM/ SMALL CAP GROWTH.......  1.10%          B          $11.19         53
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B          $11.75         31
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B          $11.72         39
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B          $ 7.35        508
CHARTER/SM/ SMALL CAP GROWTH.......  1.55%          B          $12.12        141
CHARTER/SM/ SMALL CAP GROWTH.......  1.65%          B          $11.88        121
CHARTER/SM/ SMALL CAP GROWTH.......  1.70%          B          $11.76         36

CHARTER/SM/ SMALL CAP VALUE........  1.10%          B          $ 9.94         76
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B          $ 9.84         29
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B          $ 9.82         54
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B          $17.06        303
CHARTER/SM/ SMALL CAP VALUE........  1.55%          B          $21.40         69
CHARTER/SM/ SMALL CAP VALUE........  1.65%          B          $16.20        119
CHARTER/SM/ SMALL CAP VALUE........  1.70%          B          $20.72        218

CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.10%      CLASS II       $ 9.58        608
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.20%      CLASS II       $10.64        298
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.25%      CLASS II       $10.61        314
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.30%      CLASS II       $10.59      2,613
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.65%      CLASS II       $10.42        245
CLEARBRIDGE VARIABLE AGGRESSIVE
 GROWTH PORTFOLIO..................  1.70%      CLASS II       $10.39        397

CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.30%      CLASS II       $12.18      1,048
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.65%      CLASS II       $12.01         61
CLEARBRIDGE VARIABLE APPRECIATION
 PORTFOLIO.........................  1.70%      CLASS II       $11.99         28

CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.10%      CLASS II       $11.88        606
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.20%      CLASS II       $12.52        183
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.25%      CLASS II       $12.49        321
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.30%      CLASS II       $12.46      1,199
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.65%      CLASS II       $12.26         71
CLEARBRIDGE VARIABLE DIVIDEND
 STRATEGY PORTFOLIO................  1.70%      CLASS II       $12.23        182

CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.30%      CLASS II       $10.15        354
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.65%      CLASS II       $10.01         43
CLEARBRIDGE VARIABLE MID CAP
 PORTFOLIO.........................  1.70%      CLASS II       $ 9.99         25

DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  0.30%    SERVICE CLASS    $10.75         18
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.10%    SERVICE CLASS    $ 9.85        752
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.20%    SERVICE CLASS    $10.26        426
DELAWARE VIP(R) DIVERSIFIED INCOME
 SERIES............................  1.25%    SERVICE CLASS    $10.23        621

DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.10%    SERVICE CLASS    $10.18        275
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.20%    SERVICE CLASS    $ 9.66         68
DELAWARE VIP(R) EMERGING MARKETS
 SERIES............................  1.25%    SERVICE CLASS    $ 9.63         96

DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  0.30%    SERVICE CLASS    $10.43          5
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.10%    SERVICE CLASS    $ 9.89        419

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.20%    SERVICE CLASS    $ 9.96         89
DELAWARE VIP(R) LIMITED-TERM
 DIVERSIFIED INCOME SERIES.........  1.25%    SERVICE CLASS    $ 9.93        483

EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  0.30%    INITIAL CLASS    $11.13         11
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.10%    INITIAL CLASS    $10.45      1,447
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.20%    INITIAL CLASS    $10.62        387
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.25%    INITIAL CLASS    $10.60      1,268
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.30%    INITIAL CLASS    $10.52        992
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.65%    INITIAL CLASS    $10.38        110
EATON VANCE VT FLOATING-RATE
 INCOME FUND.......................  1.70%    INITIAL CLASS    $10.36        178

EQ/AMERICAN CENTURY MID CAP VALUE..  0.30%          B          $13.76          3
EQ/AMERICAN CENTURY MID CAP VALUE..  0.65%          B          $20.52          3
EQ/AMERICAN CENTURY MID CAP VALUE..  1.10%          B          $11.04      1,661
EQ/AMERICAN CENTURY MID CAP VALUE..  1.20%          B          $13.13        488
EQ/AMERICAN CENTURY MID CAP VALUE..  1.25%          B          $13.09        638
EQ/AMERICAN CENTURY MID CAP VALUE..  1.30%          B          $22.65      3,041
EQ/AMERICAN CENTURY MID CAP VALUE..  1.55%          B          $22.13        105
EQ/AMERICAN CENTURY MID CAP VALUE..  1.65%          B          $21.92        565
EQ/AMERICAN CENTURY MID CAP VALUE..  1.70%          B          $21.82        384

EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          A          $19.04      3,980
EQ/BLACKROCK BASIC VALUE EQUITY....  1.55%          A          $18.60        244
EQ/BLACKROCK BASIC VALUE EQUITY....  1.65%          A          $18.43        807
EQ/BLACKROCK BASIC VALUE EQUITY....  1.70%          A          $18.35        677
EQ/BLACKROCK BASIC VALUE EQUITY....  0.30%          B          $12.44          9
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B          $10.10      1,004
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B          $11.87        390
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B          $11.83        426

EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          A          $25.28        259
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          A          $24.70         30
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          A          $24.47         73
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          A          $24.36         99
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B          $25.39         89
EQ/CAPITAL GUARDIAN RESEARCH.......  1.55%          B          $23.37         15
EQ/CAPITAL GUARDIAN RESEARCH.......  1.65%          B          $24.10         75
EQ/CAPITAL GUARDIAN RESEARCH.......  1.70%          B          $22.68         15

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.10%          A          $ 9.11         96
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $ 9.10          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          A          $17.98         28
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          A          $17.56          4
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          A          $17.40         18
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          A          $17.32          1
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.30%          B          $14.16         84
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.55%          B          $13.73          6
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.65%          B          $13.56         62
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................  1.70%          B          $13.47         30

EQ/COMMON STOCK INDEX..............  1.30%          A          $23.35      1,351
EQ/COMMON STOCK INDEX..............  1.55%          A          $22.82         47
EQ/COMMON STOCK INDEX..............  1.65%          A          $22.61        253
EQ/COMMON STOCK INDEX..............  1.70%          A          $22.50        123
EQ/COMMON STOCK INDEX..............  1.10%          B          $11.79        724
EQ/COMMON STOCK INDEX..............  1.20%          B          $13.93        170
EQ/COMMON STOCK INDEX..............  1.25%          B          $13.90        256

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
EQ/CORE BOND INDEX......................  0.65%          B          $10.45         14
EQ/CORE BOND INDEX......................  1.10%          B          $ 9.82        967
EQ/CORE BOND INDEX......................  1.20%          B          $ 9.88        258
EQ/CORE BOND INDEX......................  1.25%          B          $ 9.86      1,447
EQ/CORE BOND INDEX......................  1.30%          B          $10.52     11,732
EQ/CORE BOND INDEX......................  1.30%          B          $10.66      2,002
EQ/CORE BOND INDEX......................  1.55%          B          $10.28      4,749
EQ/CORE BOND INDEX......................  1.55%          B          $13.42        504
EQ/CORE BOND INDEX......................  1.65%          B          $10.13      1,713
EQ/CORE BOND INDEX......................  1.65%          B          $10.19      4,545
EQ/CORE BOND INDEX......................  1.70%          B          $10.14        706
EQ/CORE BOND INDEX......................  1.70%          B          $13.00        140

EQ/EMERGING MARKETS EQUITY PLUS.........  1.10%          B          $ 8.91        167
EQ/EMERGING MARKETS EQUITY PLUS.........  1.20%          B          $ 9.02         23
EQ/EMERGING MARKETS EQUITY PLUS.........  1.25%          B          $ 8.99         93
EQ/EMERGING MARKETS EQUITY PLUS.........  1.30%          B          $ 8.64        394
EQ/EMERGING MARKETS EQUITY PLUS.........  1.55%          B          $ 8.61         25
EQ/EMERGING MARKETS EQUITY PLUS.........  1.65%          B          $ 8.46         73
EQ/EMERGING MARKETS EQUITY PLUS.........  1.70%          B          $ 8.43         79

EQ/EQUITY 500 INDEX.....................  0.65%          A          $22.02         --
EQ/EQUITY 500 INDEX.....................  1.30%          A          $23.51      6,217
EQ/EQUITY 500 INDEX.....................  1.55%          A          $22.98        375
EQ/EQUITY 500 INDEX.....................  1.65%          A          $22.76      1,363
EQ/EQUITY 500 INDEX.....................  1.70%          A          $22.66      1,559
EQ/EQUITY 500 INDEX.....................  0.30%          B          $15.01         22
EQ/EQUITY 500 INDEX.....................  1.10%          B          $12.05      3,468
EQ/EQUITY 500 INDEX.....................  1.20%          B          $14.33        870
EQ/EQUITY 500 INDEX.....................  1.25%          B          $14.29      2,925

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.30%          B          $13.86         20
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  0.65%          B          $19.62          9
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.10%          B          $11.11        997
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.20%          B          $13.22        442
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.25%          B          $13.19        644
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.30%          B          $21.40      4,202
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.55%          B          $20.91        205
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.65%          B          $20.71        926
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE
 CAP....................................  1.70%          B          $20.62        571

EQ/FRANKLIN RISING DIVIDENDS............  0.30%          B          $14.16         12
EQ/FRANKLIN RISING DIVIDENDS............  1.10%          B          $12.12        727
EQ/FRANKLIN RISING DIVIDENDS............  1.20%          B          $13.51        282
EQ/FRANKLIN RISING DIVIDENDS............  1.25%          B          $13.48        558
EQ/FRANKLIN RISING DIVIDENDS............  1.30%          B          $15.60      2,582
EQ/FRANKLIN RISING DIVIDENDS............  1.55%          B          $14.53         59
EQ/FRANKLIN RISING DIVIDENDS............  1.65%          B          $15.28        518
EQ/FRANKLIN RISING DIVIDENDS............  1.70%          B          $15.24        416

EQ/FRANKLIN STRATEGIC INCOME............  0.65%          B          $12.19          1
EQ/FRANKLIN STRATEGIC INCOME............  1.30%          B          $12.95      3,004
EQ/FRANKLIN STRATEGIC INCOME............  1.55%          B          $12.65        168
EQ/FRANKLIN STRATEGIC INCOME............  1.65%          B          $12.53        612
EQ/FRANKLIN STRATEGIC INCOME............  1.70%          B          $12.48        637

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/GLOBAL BOND PLUS................  1.30%          A          $ 9.93        315
EQ/GLOBAL BOND PLUS................  1.55%          A          $ 9.70         55
EQ/GLOBAL BOND PLUS................  1.65%          A          $ 9.61         67
EQ/GLOBAL BOND PLUS................  1.70%          A          $ 9.57         25
EQ/GLOBAL BOND PLUS................  1.30%          B          $11.40        136
EQ/GLOBAL BOND PLUS................  1.55%          B          $11.02        101
EQ/GLOBAL BOND PLUS................  1.65%          B          $10.87         90
EQ/GLOBAL BOND PLUS................  1.70%          B          $10.80          7

EQ/GOLDMAN SACHS MID CAP VALUE.....  1.30%          B          $19.54        848
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.55%          B          $19.09         61
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.65%          B          $18.91        190
EQ/GOLDMAN SACHS MID CAP VALUE.....  1.70%          B          $18.83        152

EQ/INTERMEDIATE GOVERNMENT BOND....  0.30%          B          $10.13         12
EQ/INTERMEDIATE GOVERNMENT BOND....  0.65%          B          $10.02          3
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B          $ 9.71        281
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B          $ 9.66         84
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B          $ 9.64        250
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $ 9.93      5,317
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B          $10.72        775
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $ 9.70      2,074
EQ/INTERMEDIATE GOVERNMENT BOND....  1.55%          B          $18.59        159
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $ 9.61      1,849
EQ/INTERMEDIATE GOVERNMENT BOND....  1.65%          B          $10.22        218
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $ 9.57        131
EQ/INTERMEDIATE GOVERNMENT BOND....  1.70%          B          $17.82         24

EQ/INTERNATIONAL EQUITY INDEX......  1.30%          A          $11.34      1,472
EQ/INTERNATIONAL EQUITY INDEX......  1.55%          A          $11.08         93
EQ/INTERNATIONAL EQUITY INDEX......  1.65%          A          $10.98        409
EQ/INTERNATIONAL EQUITY INDEX......  1.70%          A          $10.93        400
EQ/INTERNATIONAL EQUITY INDEX......  0.30%          B          $ 9.72         14
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B          $ 9.14        712
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B          $ 9.27        252
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B          $ 9.25        822

EQ/INVESCO COMSTOCK................  1.30%          A          $20.43      1,277
EQ/INVESCO COMSTOCK................  1.55%          A          $19.96         69
EQ/INVESCO COMSTOCK................  1.65%          A          $19.78        291
EQ/INVESCO COMSTOCK................  1.70%          A          $19.68        149
EQ/INVESCO COMSTOCK................  1.30%          B          $18.02        202
EQ/INVESCO COMSTOCK................  1.55%          B          $17.41         44
EQ/INVESCO COMSTOCK................  1.65%          B          $17.17        110
EQ/INVESCO COMSTOCK................  1.70%          B          $17.05         23

EQ/INVESCO GLOBAL REAL ESTATE......  0.30%          B          $11.36          4
EQ/INVESCO GLOBAL REAL ESTATE......  1.10%          B          $ 9.72        431
EQ/INVESCO GLOBAL REAL ESTATE......  1.20%          B          $10.84        212
EQ/INVESCO GLOBAL REAL ESTATE......  1.25%          B          $10.81        278
EQ/INVESCO GLOBAL REAL ESTATE......  1.30%          B          $15.73      2,355
EQ/INVESCO GLOBAL REAL ESTATE......  1.55%          B          $15.37        164
EQ/INVESCO GLOBAL REAL ESTATE......  1.65%          B          $15.23        627
EQ/INVESCO GLOBAL REAL ESTATE......  1.70%          B          $15.16        520

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/INVESCO INTERNATIONAL GROWTH....  0.30%          B          $10.15         19
EQ/INVESCO INTERNATIONAL GROWTH....  1.10%          B          $ 8.99        528
EQ/INVESCO INTERNATIONAL GROWTH....  1.20%          B          $ 9.68        170
EQ/INVESCO INTERNATIONAL GROWTH....  1.25%          B          $ 9.66        264
EQ/INVESCO INTERNATIONAL GROWTH....  1.30%          B          $13.21      1,869
EQ/INVESCO INTERNATIONAL GROWTH....  1.55%          B          $12.91        115
EQ/INVESCO INTERNATIONAL GROWTH....  1.65%          B          $12.79        286
EQ/INVESCO INTERNATIONAL GROWTH....  1.70%          B          $12.73        240

EQ/IVY ENERGY......................  1.10%          B          $ 5.23        301
EQ/IVY ENERGY......................  1.20%          B          $ 4.92        223
EQ/IVY ENERGY......................  1.25%          B          $ 4.90        248
EQ/IVY ENERGY......................  1.30%          B          $ 7.10      1,717
EQ/IVY ENERGY......................  1.55%          B          $ 6.94        213
EQ/IVY ENERGY......................  1.65%          B          $ 6.87        299
EQ/IVY ENERGY......................  1.70%          B          $ 6.84        247

EQ/IVY MID CAP GROWTH..............  0.65%          B          $20.50         --
EQ/IVY MID CAP GROWTH..............  1.30%          B          $24.46      1,690
EQ/IVY MID CAP GROWTH..............  1.55%          B          $23.90         99
EQ/IVY MID CAP GROWTH..............  1.65%          B          $23.67        274
EQ/IVY MID CAP GROWTH..............  1.70%          B          $23.57        283

EQ/IVY SCIENCE AND TECHNOLOGY......  0.30%          B          $13.74          3
EQ/IVY SCIENCE AND TECHNOLOGY......  0.65%          B          $23.45          3
EQ/IVY SCIENCE AND TECHNOLOGY......  1.10%          B          $11.14        618
EQ/IVY SCIENCE AND TECHNOLOGY......  1.20%          B          $13.11        277
EQ/IVY SCIENCE AND TECHNOLOGY......  1.25%          B          $13.08        388
EQ/IVY SCIENCE AND TECHNOLOGY......  1.30%          B          $25.52      1,741
EQ/IVY SCIENCE AND TECHNOLOGY......  1.55%          B          $24.93        134
EQ/IVY SCIENCE AND TECHNOLOGY......  1.65%          B          $24.70        362
EQ/IVY SCIENCE AND TECHNOLOGY......  1.70%          B          $24.59        254

EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          A          $20.81        295
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          A          $20.34         73
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          A          $20.15         85
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          A          $20.06         14
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B          $ 8.84          6
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B          $ 8.84          5
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $ 8.84          9
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B          $22.28        182
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.55%          B          $23.33         34
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $ 8.83          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.65%          B          $21.17        111
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.70%          B          $22.57         24

EQ/LARGE CAP GROWTH INDEX..........  0.65%          A          $24.13         --
EQ/LARGE CAP GROWTH INDEX..........  1.30%          A          $26.47      1,340
EQ/LARGE CAP GROWTH INDEX..........  1.55%          A          $25.86        100
EQ/LARGE CAP GROWTH INDEX..........  1.65%          A          $25.62        216
EQ/LARGE CAP GROWTH INDEX..........  1.70%          A          $25.51        166
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B          $12.84        890
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B          $15.57        173
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B          $15.53        506

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

EQ/LARGE CAP VALUE INDEX...........  1.30%          A          $20.70        891
EQ/LARGE CAP VALUE INDEX...........  1.55%          A          $20.23         68
EQ/LARGE CAP VALUE INDEX...........  1.65%          A          $20.04        169
EQ/LARGE CAP VALUE INDEX...........  1.70%          A          $19.95        175
EQ/LARGE CAP VALUE INDEX...........  1.10%          B          $10.91        447
EQ/LARGE CAP VALUE INDEX...........  1.20%          B          $12.65        166
EQ/LARGE CAP VALUE INDEX...........  1.25%          B          $12.61        486

EQ/LAZARD EMERGING MARKETS EQUITY..  0.30%          B          $ 9.08          2
EQ/LAZARD EMERGING MARKETS EQUITY..  1.10%          B          $ 9.16        732
EQ/LAZARD EMERGING MARKETS EQUITY..  1.20%          B          $ 8.66        342
EQ/LAZARD EMERGING MARKETS EQUITY..  1.25%          B          $ 8.64        418
EQ/LAZARD EMERGING MARKETS EQUITY..  1.30%          B          $10.58      4,318
EQ/LAZARD EMERGING MARKETS EQUITY..  1.55%          B          $10.34        471
EQ/LAZARD EMERGING MARKETS EQUITY..  1.65%          B          $10.24        928
EQ/LAZARD EMERGING MARKETS EQUITY..  1.70%          B          $10.19        620

EQ/MFS INTERNATIONAL GROWTH........  1.30%          A          $14.75      1,596
EQ/MFS INTERNATIONAL GROWTH........  1.55%          A          $14.42         91
EQ/MFS INTERNATIONAL GROWTH........  1.65%          A          $14.28        277
EQ/MFS INTERNATIONAL GROWTH........  1.70%          A          $14.22        228
EQ/MFS INTERNATIONAL GROWTH........  0.30%          B          $11.48          1
EQ/MFS INTERNATIONAL GROWTH........  1.10%          B          $10.78        578
EQ/MFS INTERNATIONAL GROWTH........  1.20%          B          $10.95        135
EQ/MFS INTERNATIONAL GROWTH........  1.25%          B          $10.92        340
EQ/MFS INTERNATIONAL GROWTH........  1.30%          B          $ 8.36        433
EQ/MFS INTERNATIONAL GROWTH........  1.55%          B          $18.19         67
EQ/MFS INTERNATIONAL GROWTH........  1.65%          B          $17.94        100
EQ/MFS INTERNATIONAL GROWTH........  1.70%          B          $17.81         25

EQ/MFS INTERNATIONAL VALUE.........  0.30%          B          $12.83         17
EQ/MFS INTERNATIONAL VALUE.........  1.10%          B          $11.03      2,521
EQ/MFS INTERNATIONAL VALUE.........  1.20%          B          $12.24        619
EQ/MFS INTERNATIONAL VALUE.........  1.25%          B          $12.21      1,606
EQ/MFS INTERNATIONAL VALUE.........  1.30%          B          $18.11      6,074
EQ/MFS INTERNATIONAL VALUE.........  1.55%          B          $17.69        351
EQ/MFS INTERNATIONAL VALUE.........  1.65%          B          $17.53      1,141
EQ/MFS INTERNATIONAL VALUE.........  1.70%          B          $17.45      1,164

EQ/MFS TECHNOLOGY..................  1.10%          B          $ 8.88          6
EQ/MFS TECHNOLOGY..................  1.25%          B          $ 8.88         15
EQ/MFS TECHNOLOGY..................  1.30%          B          $31.80        661
EQ/MFS TECHNOLOGY..................  1.55%          B          $31.07        114
EQ/MFS TECHNOLOGY..................  1.65%          B          $30.79        154
EQ/MFS TECHNOLOGY..................  1.70%          B          $30.64        118

EQ/MFS UTILITIES SERIES............  0.30%          B          $12.05         --
EQ/MFS UTILITIES SERIES............  1.10%          B          $10.13        374
EQ/MFS UTILITIES SERIES............  1.20%          B          $11.50        243
EQ/MFS UTILITIES SERIES............  1.25%          B          $11.47        272
EQ/MFS UTILITIES SERIES............  1.30%          B          $18.95      1,552
EQ/MFS UTILITIES SERIES............  1.55%          B          $18.51         68
EQ/MFS UTILITIES SERIES............  1.65%          B          $18.34        246
EQ/MFS UTILITIES SERIES............  1.70%          B          $18.26        293

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/MID CAP INDEX...................  1.30%          A          $23.15      1,637
EQ/MID CAP INDEX...................  1.55%          A          $22.62        109
EQ/MID CAP INDEX...................  1.65%          A          $22.41        430
EQ/MID CAP INDEX...................  1.70%          A          $22.31        337
EQ/MID CAP INDEX...................  0.30%          B          $13.19          7
EQ/MID CAP INDEX...................  1.10%          B          $10.89      1,049
EQ/MID CAP INDEX...................  1.20%          B          $12.59        354
EQ/MID CAP INDEX...................  1.25%          B          $12.55        706

EQ/MONEY MARKET....................  0.65%          A          $ 9.64          1
EQ/MONEY MARKET....................  1.30%          A          $ 9.03      4,132
EQ/MONEY MARKET....................  1.55%          A          $ 8.83        386
EQ/MONEY MARKET....................  1.65%          A          $ 8.75        829
EQ/MONEY MARKET....................  1.65%          A          $ 9.53        517
EQ/MONEY MARKET....................  1.70%          A          $ 8.71        919
EQ/MONEY MARKET....................  0.30%          B          $10.01        293
EQ/MONEY MARKET....................  1.10%          B          $ 9.76      2,158
EQ/MONEY MARKET....................  1.20%          B          $ 9.55        313
EQ/MONEY MARKET....................  1.25%          B          $ 9.53      2,120
EQ/MONEY MARKET....................  1.30%          B          $ 9.52        768
EQ/MONEY MARKET....................  1.55%          B          $25.17         35
EQ/MONEY MARKET....................  1.65%          B          $ 9.12        422
EQ/MONEY MARKET....................  1.70%          B          $23.77         58

EQ/OPPENHEIMER GLOBAL..............  1.30%          A          $17.96      1,951
EQ/OPPENHEIMER GLOBAL..............  1.55%          A          $17.55         99
EQ/OPPENHEIMER GLOBAL..............  1.65%          A          $17.39        398
EQ/OPPENHEIMER GLOBAL..............  1.70%          A          $17.31        359
EQ/OPPENHEIMER GLOBAL..............  1.10%          B          $10.67        722
EQ/OPPENHEIMER GLOBAL..............  1.20%          B          $11.99        154
EQ/OPPENHEIMER GLOBAL..............  1.25%          B          $11.96        250
EQ/OPPENHEIMER GLOBAL..............  1.30%          B          $16.25        246
EQ/OPPENHEIMER GLOBAL..............  1.55%          B          $15.75         48
EQ/OPPENHEIMER GLOBAL..............  1.65%          B          $15.55        296
EQ/OPPENHEIMER GLOBAL..............  1.70%          B          $15.46         32

EQ/PIMCO GLOBAL REAL RETURN........  1.10%          B          $10.32        547
EQ/PIMCO GLOBAL REAL RETURN........  1.20%          B          $10.75        120
EQ/PIMCO GLOBAL REAL RETURN........  1.25%          B          $10.72        334
EQ/PIMCO GLOBAL REAL RETURN........  1.30%          B          $10.33        985
EQ/PIMCO GLOBAL REAL RETURN........  1.55%          B          $ 9.88         14
EQ/PIMCO GLOBAL REAL RETURN........  1.65%          B          $10.11        165
EQ/PIMCO GLOBAL REAL RETURN........  1.70%          B          $10.08        238

EQ/PIMCO REAL RETURN...............  1.30%          B          $11.23      2,748
EQ/PIMCO REAL RETURN...............  1.55%          B          $10.97        254
EQ/PIMCO REAL RETURN...............  1.65%          B          $10.87        890
EQ/PIMCO REAL RETURN...............  1.70%          B          $10.82        473

EQ/PIMCO TOTAL RETURN..............  0.30%          B          $10.91         18
EQ/PIMCO TOTAL RETURN..............  0.65%          B          $11.47         --
EQ/PIMCO TOTAL RETURN..............  1.10%          B          $10.15      1,864
EQ/PIMCO TOTAL RETURN..............  1.20%          B          $10.41        424
EQ/PIMCO TOTAL RETURN..............  1.25%          B          $10.38      1,454
EQ/PIMCO TOTAL RETURN..............  1.30%          B          $11.90      7,146

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/PIMCO TOTAL RETURN..............  1.55%          B          $11.63        532
EQ/PIMCO TOTAL RETURN..............  1.65%          B          $11.52      1,766
EQ/PIMCO TOTAL RETURN..............  1.70%          B          $11.47      1,317

EQ/PIMCO ULTRA SHORT BOND..........  1.30%          A          $ 9.53      1,963
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          A          $ 9.31        127
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          A          $ 9.22        451
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          A          $ 9.18        249
EQ/PIMCO ULTRA SHORT BOND..........  1.10%          B          $10.04        696
EQ/PIMCO ULTRA SHORT BOND..........  1.20%          B          $ 9.81        166
EQ/PIMCO ULTRA SHORT BOND..........  1.25%          B          $ 9.79        871
EQ/PIMCO ULTRA SHORT BOND..........  1.30%          B          $ 9.07         82
EQ/PIMCO ULTRA SHORT BOND..........  1.55%          B          $10.04         12
EQ/PIMCO ULTRA SHORT BOND..........  1.65%          B          $ 9.90         30
EQ/PIMCO ULTRA SHORT BOND..........  1.70%          B          $ 9.83          9

EQ/QUALITY BOND PLUS...............  1.30%          B          $10.85      1,269
EQ/QUALITY BOND PLUS...............  1.55%          B          $15.65        321
EQ/QUALITY BOND PLUS...............  1.65%          B          $10.33        499
EQ/QUALITY BOND PLUS...............  1.70%          B          $15.06        158

EQ/SMALL COMPANY INDEX.............  1.30%          A          $22.49      1,156
EQ/SMALL COMPANY INDEX.............  1.55%          A          $21.98         82
EQ/SMALL COMPANY INDEX.............  1.65%          A          $21.77        320
EQ/SMALL COMPANY INDEX.............  1.70%          A          $21.67        449
EQ/SMALL COMPANY INDEX.............  0.30%          B          $12.47          9
EQ/SMALL COMPANY INDEX.............  1.10%          B          $10.76        698
EQ/SMALL COMPANY INDEX.............  1.20%          B          $11.90        195
EQ/SMALL COMPANY INDEX.............  1.25%          B          $11.87        423

EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          A          $27.56      3,847
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          A          $26.93        176
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          A          $26.68        826
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          A          $26.56        628
EQ/T. ROWE PRICE GROWTH STOCK......  0.30%          B          $16.44          9
EQ/T. ROWE PRICE GROWTH STOCK......  1.10%          B          $13.07      2,073
EQ/T. ROWE PRICE GROWTH STOCK......  1.20%          B          $15.69        417
EQ/T. ROWE PRICE GROWTH STOCK......  1.25%          B          $15.65        803
EQ/T. ROWE PRICE GROWTH STOCK......  1.30%          B          $14.36        591
EQ/T. ROWE PRICE GROWTH STOCK......  1.55%          B          $34.74         75
EQ/T. ROWE PRICE GROWTH STOCK......  1.65%          B          $33.68        159
EQ/T. ROWE PRICE GROWTH STOCK......  1.70%          B          $33.17         22

EQ/T. ROWE PRICE HEALTH SCIENCES...  0.30%          B          $17.51          3
EQ/T. ROWE PRICE HEALTH SCIENCES...  0.65%          B          $36.67          2
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.10%          B          $10.93      1,359
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.20%          B          $16.71        363
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.25%          B          $16.66        730
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.30%          B          $39.66      2,095
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.55%          B          $38.76        109
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.65%          B          $38.40        333
EQ/T. ROWE PRICE HEALTH SCIENCES...  1.70%          B          $38.22        309

EQ/UBS GROWTH & INCOME.............  1.30%          B          $ 3.71        611
EQ/UBS GROWTH & INCOME.............  1.55%          B          $ 8.98        160

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
EQ/UBS GROWTH & INCOME........  1.65%          B          $ 8.80        186
EQ/UBS GROWTH & INCOME........  1.70%          B          $ 8.71         50

FEDERATED HIGH INCOME BOND
 FUND II......................  0.30%    SERVICE CLASS    $11.66          7
FEDERATED HIGH INCOME BOND
 FUND II......................  1.10%    SERVICE CLASS    $10.61        671
FEDERATED HIGH INCOME BOND
 FUND II......................  1.20%    SERVICE CLASS    $11.13        323
FEDERATED HIGH INCOME BOND
 FUND II......................  1.25%    SERVICE CLASS    $11.10        855

FEDERATED KAUFMANN FUND II....  0.30%    SERVICE CLASS    $16.60          1
FEDERATED KAUFMANN FUND II....  1.10%    SERVICE CLASS    $12.77        506
FEDERATED KAUFMANN FUND II....  1.20%    SERVICE CLASS    $15.84        110
FEDERATED KAUFMANN FUND II....  1.25%    SERVICE CLASS    $15.80        260

FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.30%   SERVICE CLASS 2   $16.35         22
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.55%   SERVICE CLASS 2   $15.98          7
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.65%   SERVICE CLASS 2   $15.83          6
FIDELITY(R) VIP ASSET
 MANAGER: GROWTH PORTFOLIO....  1.70%   SERVICE CLASS 2   $15.76          1

FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.37         16
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.10         --
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.00         17
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $12.95         --

FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $13.63         65
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.36          9
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.26         24
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $13.20          2

FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.21         74
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $13.92         10
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $13.81         21

FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $14.56         19
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $14.27         20
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $14.16         11
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $14.10          6

FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  0.30%   SERVICE CLASS 2   $12.44          8
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.10%   SERVICE CLASS 2   $10.35        810
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.20%   SERVICE CLASS 2   $11.87        244
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.25%   SERVICE CLASS 2   $11.84        368
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.30%   SERVICE CLASS 2   $19.35      2,169
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.55%   SERVICE CLASS 2   $18.91        106
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.65%   SERVICE CLASS 2   $18.73        404
FIDELITY(R) VIP MID CAP
 PORTFOLIO....................  1.70%   SERVICE CLASS 2   $18.65        314

FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  0.30%   SERVICE CLASS 2   $11.22         35
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.10%   SERVICE CLASS 2   $10.34      2,026
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.20%   SERVICE CLASS 2   $10.71        526
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.25%   SERVICE CLASS 2   $10.68      1,672
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.30%   SERVICE CLASS 2   $12.94      4,365
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.55%   SERVICE CLASS 2   $12.65        235
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.65%   SERVICE CLASS 2   $12.53        844
FIDELITY(R) VIP STRATEGIC
 INCOME PORTFOLIO.............  1.70%   SERVICE CLASS 2   $12.47        775

FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.10%       CLASS I       $10.09         74
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.20%       CLASS I       $10.38         25
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.25%       CLASS I       $10.35         68
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO.........  1.30%       CLASS I       $10.33        164

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.65%       CLASS I       $10.16         34
FIRST TRUST MULTI INCOME
 ALLOCATION PORTFOLIO..............  1.70%       CLASS I       $10.14         31

FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  0.30%       CLASS I       $13.27          2
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.10%       CLASS I       $11.40        573
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.20%       CLASS I       $12.66        227
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.25%       CLASS I       $12.63        445
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.30%       CLASS I       $14.32      1,609
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $12.74         34
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.55%       CLASS I       $14.08         13
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.65%       CLASS I       $13.99        355
FIRST TRUST/DOW JONES DIVIDEND &
 INCOME ALLOCATION PORTFOLIO.......  1.70%       CLASS I       $13.94        230

FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.10%       CLASS 2       $ 9.89        144
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.20%       CLASS 2       $10.63        130
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.25%       CLASS 2       $10.61        233
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.30%       CLASS 2       $14.85        664
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.55%       CLASS 2       $14.51          6
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.65%       CLASS 2       $14.38        842
FRANKLIN FOUNDING FUNDS ALLOCATION
 VIP FUND..........................  1.70%       CLASS 2       $14.32        165

FRANKLIN INCOME VIP FUND...........  0.30%       CLASS 2       $11.67          5
FRANKLIN INCOME VIP FUND...........  0.65%       CLASS 2       $14.69         10
FRANKLIN INCOME VIP FUND...........  1.10%       CLASS 2       $10.38        870
FRANKLIN INCOME VIP FUND...........  1.20%       CLASS 2       $11.13        787
FRANKLIN INCOME VIP FUND...........  1.25%       CLASS 2       $11.10      1,591
FRANKLIN INCOME VIP FUND...........  1.30%       CLASS 2       $14.97      2,287
FRANKLIN INCOME VIP FUND...........  1.55%       CLASS 2       $14.64         48
FRANKLIN INCOME VIP FUND...........  1.65%       CLASS 2       $14.50        458
FRANKLIN INCOME VIP FUND...........  1.70%       CLASS 2       $14.44        707

FRANKLIN MUTUAL SHARES VIP FUND....  1.10%       CLASS 2       $ 9.98        116
FRANKLIN MUTUAL SHARES VIP FUND....  1.20%       CLASS 2       $11.31         47
FRANKLIN MUTUAL SHARES VIP FUND....  1.25%       CLASS 2       $11.28         60
FRANKLIN MUTUAL SHARES VIP FUND....  1.30%       CLASS 2       $16.33        375
FRANKLIN MUTUAL SHARES VIP FUND....  1.55%       CLASS 2       $15.96         38
FRANKLIN MUTUAL SHARES VIP FUND....  1.65%       CLASS 2       $15.82        106
FRANKLIN MUTUAL SHARES VIP FUND....  1.70%       CLASS 2       $15.74         25

GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  0.30%    COMMON SHARES    $ 9.56          4
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.10%    COMMON SHARES    $ 7.57        149
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.20%    COMMON SHARES    $ 9.12         53
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.25%    COMMON SHARES    $ 9.10         76
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.30%    COMMON SHARES    $ 6.95         39
GUGGENHEIM VIF GLOBAL MANAGED
 FUTURES STRATEGY FUND.............  1.55%    COMMON SHARES    $ 6.81         13

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.65%    COMMON SHARES    $ 6.75         12
GUGGENHEIM VIF GLOBAL MANAGED FUTURES
 STRATEGY FUND..........................  1.70%    COMMON SHARES    $ 6.73          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.30%    COMMON SHARES    $ 9.24         35
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.55%    COMMON SHARES    $ 9.05         19
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.65%    COMMON SHARES    $ 8.98         13
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES
 FUND...................................  1.70%    COMMON SHARES    $ 8.95          1

HARTFORD CAPITAL APPRECIATION HLS FUND..  1.10%         IC          $10.77        233
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.20%         IC          $11.48         99
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.25%         IC          $11.45        163
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.30%         IC          $11.42        795
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.65%         IC          $11.24        122
HARTFORD CAPITAL APPRECIATION HLS FUND..  1.70%         IC          $11.21         67

HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.10%         IC          $12.58        529
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.20%         IC          $14.71        114
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.25%         IC          $14.68        394
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.30%         IC          $14.64      1,194
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.65%         IC          $14.41        159
HARTFORD GROWTH OPPORTUNITIES HLS FUND..  1.70%         IC          $14.38        169

INVESCO V.I. AMERICAN FRANCHISE FUND....  1.30%      SERIES II      $25.06         14
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.55%      SERIES II      $24.49          2
INVESCO V.I. AMERICAN FRANCHISE FUND....  1.65%      SERIES II      $24.26          5

INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.10%      SERIES II      $10.07        400
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.20%      SERIES II      $10.67        118
INVESCO V.I. BALANCED-RISK ALLOCATION
 FUND...................................  1.25%      SERIES II      $10.65        406

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.65%      SERIES II      $19.73         --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.30%      SERIES II      $19.43      2,337
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $16.88         17
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.55%      SERIES II      $18.99         57
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $16.76        249
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.65%      SERIES II      $18.81        186
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $16.70        459
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.70%      SERIES II      $18.72          6

INVESCO V.I. EQUITY AND INCOME FUND.....  1.30%      SERIES II      $10.57      1,322
INVESCO V.I. EQUITY AND INCOME FUND.....  1.65%      SERIES II      $10.42         99
INVESCO V.I. EQUITY AND INCOME FUND.....  1.70%      SERIES II      $10.40         21

INVESCO V.I. HEALTH CARE FUND...........  1.10%      SERIES II      $ 9.32        263
INVESCO V.I. HEALTH CARE FUND...........  1.20%      SERIES II      $12.60         78
INVESCO V.I. HEALTH CARE FUND...........  1.25%      SERIES II      $12.56        152

INVESCO V.I. HIGH YIELD FUND............  0.30%      SERIES II      $11.09          2
INVESCO V.I. HIGH YIELD FUND............  1.10%      SERIES II      $10.13        514
INVESCO V.I. HIGH YIELD FUND............  1.20%      SERIES II      $10.59        241
INVESCO V.I. HIGH YIELD FUND............  1.25%      SERIES II      $10.56        554
INVESCO V.I. HIGH YIELD FUND............  1.30%      SERIES II      $12.29      1,535
INVESCO V.I. HIGH YIELD FUND............  1.55%      SERIES II      $12.05         47
INVESCO V.I. HIGH YIELD FUND............  1.65%      SERIES II      $11.95        282
INVESCO V.I. HIGH YIELD FUND............  1.70%      SERIES II      $11.90        196

INVESCO V.I. MID CAP CORE EQUITY FUND...  1.30%      SERIES II      $15.97        566
INVESCO V.I. MID CAP CORE EQUITY FUND...  1.55%      SERIES II      $15.60         17

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.65%     SERIES II       $15.46         69
INVESCO V.I. MID CAP CORE
 EQUITY FUND..................  1.70%     SERIES II       $15.39         37

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.10%     SERIES II       $ 9.30        251
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.20%     SERIES II       $10.26         53
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.25%     SERIES II       $10.24        147
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.30%     SERIES II       $19.45        530
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.55%     SERIES II       $19.00         33
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.65%     SERIES II       $18.83         75
INVESCO V.I. SMALL CAP EQUITY
 FUND.........................  1.70%     SERIES II       $18.74         34

IVY VIP ASSET STRATEGY........  1.10%      CLASS II       $ 9.25        232
IVY VIP ASSET STRATEGY........  1.20%      CLASS II       $ 9.37        272
IVY VIP ASSET STRATEGY........  1.25%      CLASS II       $ 9.34        336
IVY VIP ASSET STRATEGY........  1.30%      CLASS II       $11.61      1,220
IVY VIP ASSET STRATEGY........  1.55%      CLASS II       $11.38         29
IVY VIP ASSET STRATEGY........  1.65%      CLASS II       $11.29        243
IVY VIP ASSET STRATEGY........  1.70%      CLASS II       $11.24        651

IVY VIP GLOBAL EQUITY INCOME..  1.30%      CLASS II       $17.24        443
IVY VIP GLOBAL EQUITY INCOME..  1.55%      CLASS II       $16.85         73
IVY VIP GLOBAL EQUITY INCOME..  1.65%      CLASS II       $16.69        142
IVY VIP GLOBAL EQUITY INCOME..  1.70%      CLASS II       $16.62         74

IVY VIP HIGH INCOME...........  0.65%      CLASS II       $15.27         --
IVY VIP HIGH INCOME...........  1.30%      CLASS II       $16.77      4,951
IVY VIP HIGH INCOME...........  1.55%      CLASS II       $16.39        286
IVY VIP HIGH INCOME...........  1.65%      CLASS II       $16.23      1,017
IVY VIP HIGH INCOME...........  1.70%      CLASS II       $16.16      1,090

IVY VIP NATURAL RESOURCES.....  1.30%      CLASS II       $ 6.14        769
IVY VIP NATURAL RESOURCES.....  1.55%      CLASS II       $ 6.00         76
IVY VIP NATURAL RESOURCES.....  1.65%      CLASS II       $ 5.94        213
IVY VIP NATURAL RESOURCES.....  1.70%      CLASS II       $ 5.91        100

IVY VIP SMALL CAP GROWTH......  0.30%      CLASS II       $12.31          2
IVY VIP SMALL CAP GROWTH......  1.11%      CLASS II       $11.13        168
IVY VIP SMALL CAP GROWTH......  1.21%      CLASS II       $11.74         97
IVY VIP SMALL CAP GROWTH......  1.26%      CLASS II       $11.71         87
IVY VIP SMALL CAP GROWTH......  1.30%      CLASS II       $20.51        934
IVY VIP SMALL CAP GROWTH......  1.55%      CLASS II       $20.04         59
IVY VIP SMALL CAP GROWTH......  1.65%      CLASS II       $19.86        209
IVY VIP SMALL CAP GROWTH......  1.70%      CLASS II       $19.77        144

JANUS HENDERSON BALANCED
 PORTFOLIO....................  0.30%   SERVICE SHARES    $13.64         17
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.10%   SERVICE SHARES    $11.64      2,395
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.20%   SERVICE SHARES    $13.01        514
JANUS HENDERSON BALANCED
 PORTFOLIO....................  1.25%   SERVICE SHARES    $12.98      3,803

JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  0.30%   SERVICE SHARES    $10.71         25
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.10%   SERVICE SHARES    $ 9.86      1,062
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.20%   SERVICE SHARES    $10.22        346
JANUS HENDERSON FLEXIBLE BOND
 PORTFOLIO....................  1.25%   SERVICE SHARES    $10.19      1,235

JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.10%   SERVICE SHARES    $11.87        390
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.20%   SERVICE SHARES    $14.15        131
JANUS HENDERSON U.S. LOW
 VOLATILITY PORTFOLIO.........  1.25%   SERVICE SHARES    $14.11        325

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  0.30%       CLASS 2      $ 11.14          3
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.10%       CLASS 2      $ 10.83        279
JPMORGAN INSURANCE TRUST GLOBAL
 ALLOCATION PORTFOLIO...................  1.25%       CLASS 2      $ 10.77      1,719

JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.10%       CLASS 2      $ 10.71        121
JPMORGAN INSURANCE TRUST INCOME BUILDER
 PORTFOLIO..............................  1.25%       CLASS 2      $ 10.66      1,735

LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.30%      VC SHARES     $ 12.02         22
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  0.65%      VC SHARES     $ 14.55          1
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.10%      VC SHARES     $ 10.69      2,195
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.20%      VC SHARES     $ 11.47        610
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.25%      VC SHARES     $ 11.44      1,389
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.30%      VC SHARES     $ 13.49      3,997
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.55%      VC SHARES     $ 13.22        167
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.65%      VC SHARES     $ 13.12        825
LORD ABBETT SERIES FUND -- BOND
 DEBENTURE PORTFOLIO....................  1.70%      VC SHARES     $ 13.07      1,049

LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.30%      VC SHARES     $ 15.55        176
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.55%      VC SHARES     $ 15.24         13
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.65%      VC SHARES     $ 15.12         41
LORD ABBETT SERIES FUND -- CLASSIC
 STOCK PORTFOLIO........................  1.70%      VC SHARES     $ 15.06         12

LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.30%      VC SHARES     $ 15.62        167
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.55%      VC SHARES     $ 15.31         22
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.65%      VC SHARES     $ 15.19         47
LORD ABBETT SERIES FUND -- GROWTH
 OPPORTUNITIES PORTFOLIO................  1.70%      VC SHARES     $ 15.13         31

MFS(R) INVESTORS TRUST SERIES...........  1.10%    SERVICE CLASS   $ 11.79        158
MFS(R) INVESTORS TRUST SERIES...........  1.20%    SERVICE CLASS   $ 13.71         27
MFS(R) INVESTORS TRUST SERIES...........  1.25%    SERVICE CLASS   $ 13.68         80
MFS(R) INVESTORS TRUST SERIES...........  1.30%    SERVICE CLASS   $ 21.59        283
MFS(R) INVESTORS TRUST SERIES...........  1.55%    SERVICE CLASS   $ 21.09         28
MFS(R) INVESTORS TRUST SERIES...........  1.65%    SERVICE CLASS   $ 20.90         63
MFS(R) INVESTORS TRUST SERIES...........  1.70%    SERVICE CLASS   $ 20.80         42

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.30%    SERVICE CLASS   $ 23.92        390
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.55%    SERVICE CLASS   $ 23.37         50
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.65%    SERVICE CLASS   $ 23.16         86
MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO........................  1.70%    SERVICE CLASS   $ 23.05         38

MFS(R) RESEARCH SERIES..................  1.10%    SERVICE CLASS   $ 11.91        100
MFS(R) RESEARCH SERIES..................  1.20%    SERVICE CLASS   $ 13.90         32
MFS(R) RESEARCH SERIES..................  1.25%    SERVICE CLASS   $ 13.87         69

MFS(R) VALUE SERIES.....................  1.10%    SERVICE CLASS   $ 11.17      1,402
MFS(R) VALUE SERIES.....................  1.20%    SERVICE CLASS   $ 12.91        157
MFS(R) VALUE SERIES.....................  1.25%    SERVICE CLASS   $ 12.88        619

MULTIMANAGER AGGRESSIVE EQUITY..........  1.30%          B         $ 24.14        398
MULTIMANAGER AGGRESSIVE EQUITY..........  1.55%          B         $103.28         17
MULTIMANAGER AGGRESSIVE EQUITY..........  1.65%          B         $ 23.08        125
MULTIMANAGER AGGRESSIVE EQUITY..........  1.70%          B         $ 98.23         16

MULTIMANAGER CORE BOND..................  1.30%          B         $ 13.72      3,668
MULTIMANAGER CORE BOND..................  1.55%          B         $ 14.09      1,089
MULTIMANAGER CORE BOND..................  1.65%          B         $ 12.97      2,070
MULTIMANAGER CORE BOND..................  1.70%          B         $ 13.73        416

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH..........................  1.30%          B          $25.59        469
MULTIMANAGER MID CAP GROWTH..........................  1.55%          B          $19.98         62
MULTIMANAGER MID CAP GROWTH..........................  1.65%          B          $24.26        148
MULTIMANAGER MID CAP GROWTH..........................  1.70%          B          $19.47        510

MULTIMANAGER MID CAP VALUE...........................  1.30%          B          $22.57        249
MULTIMANAGER MID CAP VALUE...........................  1.55%          B          $20.12         32
MULTIMANAGER MID CAP VALUE...........................  1.65%          B          $21.40         88
MULTIMANAGER MID CAP VALUE...........................  1.70%          B          $19.61         53

MULTIMANAGER TECHNOLOGY..............................  0.30%          B          $19.69          1
MULTIMANAGER TECHNOLOGY..............................  1.10%          B          $15.02        561
MULTIMANAGER TECHNOLOGY..............................  1.20%          B          $18.79        119
MULTIMANAGER TECHNOLOGY..............................  1.25%          B          $18.74        399
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $15.33        949
MULTIMANAGER TECHNOLOGY..............................  1.30%          B          $33.94        240
MULTIMANAGER TECHNOLOGY..............................  1.55%          B          $27.80         59
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $15.12        140
MULTIMANAGER TECHNOLOGY..............................  1.65%          B          $32.17         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $15.09         65
MULTIMANAGER TECHNOLOGY..............................  1.70%          B          $27.09         45

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.10%       CLASS S       $ 9.27         74
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.20%       CLASS S       $ 9.35         40
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.25%       CLASS S       $ 9.32         22
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.30%       CLASS S       $ 9.30        183
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.65%       CLASS S       $ 9.15         32
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO......  1.70%       CLASS S       $ 9.13         38

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.10%       CLASS S       $ 8.77         83
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.20%       CLASS S       $ 8.80         27
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.25%       CLASS S       $ 8.78         33
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.30%       CLASS S       $ 8.76        105
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.65%       CLASS S       $ 8.62         15
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...........................................  1.70%       CLASS S       $ 8.60         29

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  0.30%    ADVISOR CLASS    $ 5.84         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.10%    ADVISOR CLASS    $ 7.18        195
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.20%    ADVISOR CLASS    $ 5.57         99
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.25%    ADVISOR CLASS    $ 5.55        162
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.30%    ADVISOR CLASS    $ 5.88      1,290
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.55%    ADVISOR CLASS    $ 5.75         74
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.65%    ADVISOR CLASS    $ 5.69        441
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......  1.70%    ADVISOR CLASS    $ 5.67        358

PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.10%    ADVISOR CLASS    $10.58        168
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.20%    ADVISOR CLASS    $10.79         60
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.25%    ADVISOR CLASS    $10.76        131
PIMCO EMERGING MARKETS BOND PORTFOLIO................  1.30%    ADVISOR CLASS    $13.64        596

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.55%    ADVISOR CLASS    $13.33        88
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.65%    ADVISOR CLASS    $13.20       200
PIMCO EMERGING MARKETS BOND PORTFOLIO...  1.70%    ADVISOR CLASS    $13.14       106

PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.10%    ADVISOR CLASS    $10.02       191
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.20%    ADVISOR CLASS    $ 9.57        39
PIMCO GLOBAL BOND OPPORTUNITIES
 PORTFOLIO (UNHEDGED)...................  1.25%    ADVISOR CLASS    $ 9.54       186

PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.10%    ADVISOR CLASS    $10.00        26
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.20%    ADVISOR CLASS    $10.82        40
PIMCO GLOBAL MULTI-ASSET MANAGED
 ALLOCATION PORTFOLIO...................  1.25%    ADVISOR CLASS    $10.79        73

PIMCO INCOME PORTFOLIO..................  1.10%    ADVISOR CLASS    $10.02        27
PIMCO INCOME PORTFOLIO..................  1.25%    ADVISOR CLASS    $10.02         5
PIMCO INCOME PORTFOLIO..................  1.30%    ADVISOR CLASS    $10.02         9

PROFUND VP BEAR.........................  1.30%    COMMON SHARES    $ 2.39        36
PROFUND VP BEAR.........................  1.55%    COMMON SHARES    $ 2.33        39
PROFUND VP BEAR.........................  1.65%    COMMON SHARES    $ 2.31         9

PROFUND VP BIOTECHNOLOGY................  0.65%    COMMON SHARES    $30.84         2
PROFUND VP BIOTECHNOLOGY................  1.30%    COMMON SHARES    $30.81       938
PROFUND VP BIOTECHNOLOGY................  1.55%    COMMON SHARES    $30.10        42
PROFUND VP BIOTECHNOLOGY................  1.65%    COMMON SHARES    $29.82       197
PROFUND VP BIOTECHNOLOGY................  1.70%    COMMON SHARES    $29.69       160

PUTNAM VT DIVERSIFIED INCOME FUND.......  0.30%       CLASS B       $10.43         5
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.10%       CLASS B       $10.43       521
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.20%       CLASS B       $10.01        89
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.25%       CLASS B       $ 9.98       361
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.30%       CLASS B       $ 9.96       771
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.65%       CLASS B       $ 9.80        65
PUTNAM VT DIVERSIFIED INCOME FUND.......  1.70%       CLASS B       $ 9.78        84

PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  0.30%       CLASS B       $11.11         2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.10%       CLASS B       $10.80       172
PUTNAM VT GLOBAL ASSET ALLOCATION FUND..  1.25%       CLASS B       $10.74       212

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.10%       CLASS B       $ 9.39       106
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.20%       CLASS B       $ 9.73        46
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN
 FUND...................................  1.25%       CLASS B       $ 9.70       102

PUTNAM VT RESEARCH FUND.................  1.10%       CLASS B       $12.11        80
PUTNAM VT RESEARCH FUND.................  1.25%       CLASS B       $12.04        13

QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.10%      CLASS II       $ 9.30        48
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.20%      CLASS II       $ 9.52        26
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.25%      CLASS II       $ 9.49        31
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.30%      CLASS II       $ 9.47       213
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.65%      CLASS II       $ 9.32        25
QS LEGG MASON DYNAMIC MULTI-STRATEGY
 VIT PORTFOLIO..........................  1.70%      CLASS II       $ 9.30        19

SEI VP BALANCED STRATEGY FUND...........  1.10%      CLASS III      $ 9.87       138
SEI VP BALANCED STRATEGY FUND...........  1.20%      CLASS III      $10.49       198
SEI VP BALANCED STRATEGY FUND...........  1.25%      CLASS III      $10.47       486

SEI VP CONSERVATIVE STRATEGY FUND.......  1.10%      CLASS III      $ 9.98       106
SEI VP CONSERVATIVE STRATEGY FUND.......  1.20%      CLASS III      $10.26       123
SEI VP CONSERVATIVE STRATEGY FUND.......  1.25%      CLASS III      $10.23       852

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

SEI VP MARKET GROWTH STRATEGY FUND......  0.30%      CLASS III      $11.16          3
SEI VP MARKET GROWTH STRATEGY FUND......  1.10%      CLASS III      $ 9.93        170
SEI VP MARKET GROWTH STRATEGY FUND......  1.20%      CLASS III      $10.65        304
SEI VP MARKET GROWTH STRATEGY FUND......  1.25%      CLASS III      $10.62        184

SEI VP MARKET PLUS STRATEGY FUND........  1.10%      CLASS III      $10.05         74
SEI VP MARKET PLUS STRATEGY FUND........  1.20%      CLASS III      $11.03         88
SEI VP MARKET PLUS STRATEGY FUND........  1.25%      CLASS III      $11.00         81

SEI VP MODERATE STRATEGY FUND...........  1.10%      CLASS III      $10.12        293
SEI VP MODERATE STRATEGY FUND...........  1.20%      CLASS III      $10.73        124
SEI VP MODERATE STRATEGY FUND...........  1.25%      CLASS III      $10.70        412

T. ROWE PRICE EQUITY INCOME PORTFOLIO...  0.30%      CLASS II       $12.55          6
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.10%      CLASS II       $10.96        544
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.20%      CLASS II       $11.97        103
T. ROWE PRICE EQUITY INCOME PORTFOLIO...  1.25%      CLASS II       $11.94        292

TEMPLETON DEVELOPING MARKETS VIP FUND...  1.30%       CLASS 2       $10.38        774
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.55%       CLASS 2       $10.15         63
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.65%       CLASS 2       $10.05        191
TEMPLETON DEVELOPING MARKETS VIP FUND...  1.70%       CLASS 2       $10.01        109

TEMPLETON FOREIGN VIP FUND..............  1.30%       CLASS 2       $11.09        399
TEMPLETON FOREIGN VIP FUND..............  1.55%       CLASS 2       $10.84         34
TEMPLETON FOREIGN VIP FUND..............  1.65%       CLASS 2       $10.74         64
TEMPLETON FOREIGN VIP FUND..............  1.70%       CLASS 2       $10.69         80

TEMPLETON GLOBAL BOND VIP FUND..........  0.30%       CLASS 2       $10.30          9
TEMPLETON GLOBAL BOND VIP FUND..........  1.10%       CLASS 2       $ 9.65      1,314
TEMPLETON GLOBAL BOND VIP FUND..........  1.20%       CLASS 2       $ 9.83        599
TEMPLETON GLOBAL BOND VIP FUND..........  1.25%       CLASS 2       $ 9.80        942
TEMPLETON GLOBAL BOND VIP FUND..........  1.30%       CLASS 2       $12.36      5,563
TEMPLETON GLOBAL BOND VIP FUND..........  1.55%       CLASS 2       $12.07        422
TEMPLETON GLOBAL BOND VIP FUND..........  1.65%       CLASS 2       $11.96      1,191
TEMPLETON GLOBAL BOND VIP FUND..........  1.70%       CLASS 2       $11.91      1,212

TEMPLETON GROWTH VIP FUND...............  1.30%       CLASS 2       $13.74         76
TEMPLETON GROWTH VIP FUND...............  1.55%       CLASS 2       $13.43         12
TEMPLETON GROWTH VIP FUND...............  1.65%       CLASS 2       $13.31         13
TEMPLETON GROWTH VIP FUND...............  1.70%       CLASS 2       $13.25          1

VANECK VIP GLOBAL HARD ASSETS FUND......  0.30%       CLASS S       $ 5.19          7
VANECK VIP GLOBAL HARD ASSETS FUND......  1.10%       CLASS S       $ 5.81        196
VANECK VIP GLOBAL HARD ASSETS FUND......  1.20%       CLASS S       $ 4.95        108
VANECK VIP GLOBAL HARD ASSETS FUND......  1.25%       CLASS S       $ 4.93        212
VANECK VIP GLOBAL HARD ASSETS FUND......  1.30%       CLASS S       $ 6.01      1,627
VANECK VIP GLOBAL HARD ASSETS FUND......  1.55%       CLASS S       $ 5.87        162
VANECK VIP GLOBAL HARD ASSETS FUND......  1.65%       CLASS S       $ 5.82        356
VANECK VIP GLOBAL HARD ASSETS FUND......  1.70%       CLASS S       $ 5.79        214

VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.10%    INITIAL CLASS    $ 9.34         46
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.20%    INITIAL CLASS    $ 9.14         28
VANECK VIP UNCONSTRAINED EMERGING
 MARKETS BOND FUND......................  1.25%    INITIAL CLASS    $ 9.12         34

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a--.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                   1290 VT       1290 VT
                                                      1290 VT    DOUBLELINE    DOUBLELINE
                                                    CONVERTIBLE    DYNAMIC    OPPORTUNISTIC                 1290 VT EQUITY
                                                    SECURITIES*  ALLOCATION*      BOND*     1290 VT ENERGY*    INCOME*
                                                    -----------  -----------  ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $   322,762  $   266,857    $ 703,074     $    92,889    $    612,766
 Expenses:
   Asset-based charges.............................      31,439      226,603      270,550          39,056         445,313
                                                    -----------  -----------    ---------     -----------    ------------

NET INVESTMENT INCOME (LOSS).......................     291,323       40,254      432,524          53,833         167,453
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      63,777       23,919      (20,096)         45,232      (1,089,446)
   Net realized gain distribution from the
    Portfolios.....................................     308,960      379,532           --              --       8,280,433
                                                    -----------  -----------    ---------     -----------    ------------
 Net realized gain (loss)..........................     372,737      403,451      (20,096)         45,232       7,190,987
                                                    -----------  -----------    ---------     -----------    ------------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (1,274,663)  (1,321,450)    (867,012)     (1,220,664)    (11,336,900)
                                                    -----------  -----------    ---------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................    (901,926)    (917,999)    (887,108)     (1,175,432)     (4,145,913)
                                                    -----------  -----------    ---------     -----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $  (610,603) $  (877,745)   $(454,584)    $(1,121,599)   $ (3,978,460)
                                                    ===========  ===========    =========     ===========    ============

                                                    1290 VT GAMCO
                                                      MERGERS &
                                                    ACQUISITIONS*
                                                    -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................  $   269,634
 Expenses:
   Asset-based charges.............................      248,662
                                                     -----------

NET INVESTMENT INCOME (LOSS).......................       20,972
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........      (49,880)
   Net realized gain distribution from the
    Portfolios.....................................      494,012
                                                     -----------
 Net realized gain (loss)..........................      444,132
                                                     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................   (1,607,737)
                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................   (1,163,605)
                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(1,142,633)
                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    1290 VT GAMCO                       1290 VT LOW
                                                    SMALL COMPANY 1290 VT HIGH YIELD VOLATILITY GLOBAL    1290 VT
                                                       VALUE*           BOND*             EQUITY*      MICRO CAP*(A)
                                                    ------------- ------------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios................... $  1,618,515     $   779,104         $  80,788        $    18
 Expenses:
   Asset-based charges.............................    4,015,494         183,117            32,879             45
                                                    ------------     -----------         ---------        -------

NET INVESTMENT INCOME (LOSS).......................   (2,396,979)        595,987            47,909            (27)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........    7,752,637        (102,812)           42,840           (411)
   Net realized gain distribution from the
    Portfolios.....................................   13,120,727              --            22,474          6,460
                                                    ------------     -----------         ---------        -------
 Net realized gain (loss)..........................   20,873,364        (102,812)           65,314          6,049
                                                    ------------     -----------         ---------        -------

 Net change in unrealized appreciation
   (depreciation) of investments...................  (67,731,103)     (1,000,941)         (261,908)        (8,319)
                                                    ------------     -----------         ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................  (46,857,739)     (1,103,753)         (196,594)        (2,270)
                                                    ------------     -----------         ---------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $(49,254,718)    $  (507,766)        $(148,685)       $(2,297)
                                                    ============     ===========         =========        =======

                                                    1290 VT MULTI-   1290 VT
                                                     ALTERNATIVE     NATURAL
                                                    STRATEGIES*(A)  RESOURCES*
                                                    -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $ 104      $   172,508
 Expenses:
   Asset-based charges.............................        13           84,262
                                                        -----      -----------

NET INVESTMENT INCOME (LOSS).......................        91           88,246
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        --          240,149
   Net realized gain distribution from the
    Portfolios.....................................        --               --
                                                        -----      -----------
 Net realized gain (loss)..........................        --          240,149
                                                        -----      -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (305)      (1,338,957)
                                                        -----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (305)      (1,098,808)
                                                        -----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $(214)     $(1,010,562)
                                                        =====      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         1290 VT                     7TWELVE/TM/
                                                                         1290 VT SMALL  SMARTBETA   1290 VT SOCIALLY   BALANCED
                                                    1290 VT REAL ESTATE* CAP VALUE*(A)   EQUITY*      RESPONSIBLE*    PORTFOLIO
                                                    -------------------- ------------- -----------  ---------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................     $   487,578        $    972    $   225,037     $  64,625     $   279,074
 Expenses:
   Asset-based charges.............................         177,658             130         19,947        66,068         890,681
                                                        -----------        --------    -----------     ---------     -----------

NET INVESTMENT INCOME (LOSS).......................         309,920             842        205,090        (1,443)       (611,607)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........         (13,417)            (20)        48,852        16,711       1,153,715
   Net realized gain distribution from the
    Portfolios.....................................              --           4,114        613,277       174,033              --
                                                        -----------        --------    -----------     ---------     -----------
 Net realized gain (loss)..........................         (13,417)          4,094        662,129       190,744       1,153,715
                                                        -----------        --------    -----------     ---------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments...................      (1,182,918)        (16,455)    (1,886,787)     (610,057)     (6,817,104)
                                                        -----------        --------    -----------     ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      (1,196,335)        (12,361)    (1,224,658)     (419,313)     (5,663,389)
                                                        -----------        --------    -----------     ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................     $  (886,415)       $(11,519)   $(1,019,568)    $(420,756)    $(6,274,996)
                                                        ===========        ========    ===========     =========     ===========

                                                    AB VPS BALANCED
                                                    WEALTH STRATEGY
                                                      PORTFOLIO**
                                                    ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios...................    $  85,671
 Expenses:
   Asset-based charges.............................       71,998
                                                       ---------

NET INVESTMENT INCOME (LOSS).......................       13,673
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Net realized gain (loss) on investments.........        3,477
   Net realized gain distribution from the
    Portfolios.....................................      383,403
                                                       ---------
 Net realized gain (loss)..........................      386,880
                                                       ---------

 Net change in unrealized appreciation
   (depreciation) of investments...................     (784,401)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................     (397,521)
                                                       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................    $(383,848)
                                                       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of
  AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                          AB VPS GLOBAL                  AB VPS
                                            THEMATIC    AB VPS GROWTH INTERNATIONAL AB VPS REAL ESTATE AB VPS SMALL/MID
                                             GROWTH      AND INCOME      GROWTH         INVESTMENT        CAP VALUE
                                           PORTFOLIO**   PORTFOLIO**   PORTFOLIO**     PORTFOLIO**       PORTFOLIO**
                                          ------------- ------------- ------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $      --    $    46,330   $    36,106      $  96,884        $     9,509
 Expenses:
   Asset-based charges...................      14,889         71,443       126,548         65,403             50,095
                                            ---------    -----------   -----------      ---------        -----------

NET INVESTMENT INCOME (LOSS).............     (14,889)       (25,113)      (90,442)        31,481            (40,586)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      60,882         39,990       356,989        (96,466)           169,694
   Net realized gain distribution from
    the Portfolios.......................          --        704,257            --        233,095            338,434
                                            ---------    -----------   -----------      ---------        -----------
 Net realized gain (loss)................      60,882        744,247       356,989        136,629            508,128
                                            ---------    -----------   -----------      ---------        -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (208,031)    (1,506,333)   (2,004,128)      (481,598)        (1,264,321)
                                            ---------    -----------   -----------      ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (147,149)      (762,086)   (1,647,139)      (344,969)          (756,193)
                                            ---------    -----------   -----------      ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(162,038)   $  (787,199)  $(1,737,581)     $(313,488)       $  (796,779)
                                            =========    ===========   ===========      =========        ===========


                                            ALL ASSET
                                          GROWTH-ALT 20*
                                          --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   764,776
 Expenses:
   Asset-based charges...................      584,593
                                           -----------

NET INVESTMENT INCOME (LOSS).............      180,183
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      276,580
   Net realized gain distribution from
    the Portfolios.......................    1,454,317
                                           -----------
 Net realized gain (loss)................    1,730,897
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (5,683,919)
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (3,953,022)
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(3,772,839)
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                         AMERICAN FUNDS
                                                              AMERICAN       AMERICAN       INSURANCE    AMERICAN FUNDS
                                          ALPS | RED ROCKS   CENTURY VP     CENTURY VP   SERIES(R) ASSET   INSURANCE
                                           LISTED PRIVATE     INFLATION    LARGE COMPANY   ALLOCATION    SERIES(R) BOND
                                          EQUITY PORTFOLIO PROTECTION FUND     VALUE        FUND/SM/        FUND/SM/
                                          ---------------- --------------- ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 227,889        $ 214,195      $  32,881     $ 1,058,297    $   803,498
 Expenses:
   Asset-based charges...................       44,653           85,004         30,806         743,704        546,063
                                             ---------        ---------      ---------     -----------    -----------

NET INVESTMENT INCOME (LOSS).............      183,236          129,191          2,075         314,593        257,435
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      159,058          (26,620)        72,215         651,923       (455,110)
   Net realized gain distribution from
    the Portfolios.......................       11,517               --        131,357       2,758,017         52,802
                                             ---------        ---------      ---------     -----------    -----------
 Net realized gain (loss)................      170,575          (26,620)       203,572       3,409,940       (402,308)
                                             ---------        ---------      ---------     -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (951,854)        (384,856)      (382,829)     (8,269,025)      (836,947)
                                             ---------        ---------      ---------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (781,279)        (411,476)      (179,257)     (4,859,085)    (1,239,255)
                                             ---------        ---------      ---------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(598,043)       $(282,285)     $(177,182)    $(4,544,492)   $  (981,820)
                                             =========        =========      =========     ===========    ===========

                                           AMERICAN FUNDS
                                             INSURANCE
                                          SERIES(R) GLOBAL
                                          GROWTH FUND/SM/
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $    61,932
 Expenses:
   Asset-based charges...................       124,304
                                            -----------

NET INVESTMENT INCOME (LOSS).............       (62,372)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       353,490
   Net realized gain distribution from
    the Portfolios.......................       761,631
                                            -----------
 Net realized gain (loss)................     1,115,121
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,518,363)
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (1,403,242)
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(1,465,614)
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           AMERICAN FUNDS                    AMERICAN FUNDS   AMERICAN FUNDS
                                             INSURANCE                         INSURANCE         INSURANCE
                                          SERIES(R) GLOBAL  AMERICAN FUNDS     SERIES(R)     SERIES(R) MANAGED AMERICAN FUNDS
                                               SMALL           INSURANCE     INTERNATIONAL      RISK ASSET       INSURANCE
                                           CAPITALIZATION  SERIES(R) GROWTH-   GROWTH AND       ALLOCATION     SERIES(R) NEW
                                              FUND/SM/      INCOME FUND/SM/  INCOME FUND/SM/     FUND/SM/      WORLD FUND(R)
                                          ---------------- ----------------- --------------  ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     3,952       $   235,952     $   150,276        $  93,504      $    388,155
 Expenses:
   Asset-based charges...................       247,030           177,837          77,102          100,378           748,228
                                            -----------       -----------     -----------        ---------      ------------

NET INVESTMENT INCOME (LOSS).............      (243,078)           58,115          73,174           (6,874)         (360,073)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (139,171)          106,927          30,131          149,971           378,577
   Net realized gain distribution from
    the Portfolios.......................       791,857           983,731              --          272,864         1,508,271
                                            -----------       -----------     -----------        ---------      ------------
 Net realized gain (loss)................       652,686         1,090,658          30,131          422,835         1,886,848
                                            -----------       -----------     -----------        ---------      ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (2,737,082)       (2,215,869)     (1,023,541)        (849,664)      (10,663,729)
                                            -----------       -----------     -----------        ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (2,084,396)       (1,125,211)       (993,410)        (426,829)       (8,776,881)
                                            -----------       -----------     -----------        ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(2,327,474)      $(1,067,096)    $  (920,236)       $(433,703)     $ (9,136,954)
                                            ===========       ===========     ===========        =========      ============




                                          AXA 400 MANAGED
                                            VOLATILITY*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $    648,762
 Expenses:
   Asset-based charges...................     1,060,377
                                           ------------

NET INVESTMENT INCOME (LOSS).............      (411,615)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     4,724,791
   Net realized gain distribution from
    the Portfolios.......................     5,001,065
                                           ------------
 Net realized gain (loss)................     9,725,856
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (18,173,492)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (8,447,636)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ (8,859,251)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA
                                                  AXA 2000                                                  CONSERVATIVE
                                AXA 500 MANAGED    MANAGED    AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED      GROWTH
                                  VOLATILITY*    VOLATILITY*   ALLOCATION*     STRATEGY*      STRATEGY*      STRATEGY*
                                --------------- ------------  -------------- -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  1,731,674   $    532,412   $   439,848   $  45,562,906  $  35,437,451  $  15,659,306
 Expenses:
   Asset-based charges.........     2,442,855      1,067,108       362,840      52,590,217     41,995,546     18,920,853
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)...      (711,181)      (534,696)       77,008      (7,027,311)    (6,558,095)    (3,261,547)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............    15,656,742      5,499,410       592,518      48,020,903     51,937,983     24,207,724
   Net realized gain
    distribution from the
    Portfolios.................     3,484,685      4,278,107     1,523,687      59,623,228     61,334,174     27,532,546
                                 ------------   ------------   -----------   -------------  -------------  -------------
 Net realized gain (loss)......    19,141,427      9,777,517     2,116,205     107,644,131    113,272,157     51,740,270
                                 ------------   ------------   -----------   -------------  -------------  -------------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................   (28,666,752)   (17,727,924)   (4,998,411)   (424,381,872)  (270,113,644)  (109,365,997)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (9,525,325)    (7,950,407)   (2,882,206)   (316,737,741)  (156,841,487)   (57,625,727)
                                 ------------   ------------   -----------   -------------  -------------  -------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $(10,236,506)  $ (8,485,103)  $(2,805,198)  $(323,765,052) $(163,399,582) $ (60,887,274)
                                 ============   ============   ===========   =============  =============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                           AXA           AXA           AXA
                                              AXA         AXA GLOBAL                  INTERNATIONAL INTERNATIONAL INTERNATIONAL
                                          CONSERVATIVE  EQUITY MANAGED   AXA GROWTH   CORE MANAGED     MANAGED    VALUE MANAGED
                                           STRATEGY*     VOLATILITY*     STRATEGY*     VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------  -------------- -------------  ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  7,506,243   $   158,226   $  53,148,044   $   223,081  $  1,846,873    $  48,902
 Expenses:
   Asset-based charges...................    9,215,748       233,916      62,422,202       190,614     1,515,324       43,717
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INVESTMENT INCOME (LOSS).............   (1,709,505)      (75,690)     (9,274,158)       32,467       331,549        5,185
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,868,130     1,072,999      67,549,369       431,786     3,164,009      121,085
   Net realized gain distribution from
    the Portfolios.......................   13,576,119     1,123,071      77,343,241            --       311,201           --
                                          ------------   -----------   -------------   -----------  ------------    ---------
 Net realized gain (loss)................   17,444,249     2,196,070     144,892,610       431,786     3,475,210      121,085
                                          ------------   -----------   -------------   -----------  ------------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (33,721,813)   (4,185,609)   (468,044,895)   (2,665,299)  (20,247,061)    (658,383)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (16,277,564)   (1,989,539)   (323,152,285)   (2,233,513)  (16,771,851)    (537,298)
                                          ------------   -----------   -------------   -----------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(17,987,069)  $(2,065,229)  $(332,426,443)  $(2,201,046) $(16,440,302)   $(532,113)
                                          ============   ===========   =============   ===========  ============    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                        AXA LARGE
                                           AXA LARGE       CAP       AXA LARGE     AXA MID                       AXA
                                           CAP CORE      GROWTH      CAP VALUE    CAP VALUE        AXA        MODERATE
                                            MANAGED      MANAGED      MANAGED      MANAGED      MODERATE       GROWTH
                                          VOLATILITY*  VOLATILITY*  VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*
                                          -----------  -----------  -----------  -----------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    97,742  $   117,997  $   586,091  $   208,396  $  2,523,037  $  74,872,229
 Expenses:
   Asset-based charges...................     152,380      373,264      351,171      253,134     2,039,763     89,992,587
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INVESTMENT INCOME (LOSS).............     (54,638)    (255,267)     234,920      (44,738)      483,274    (15,120,358)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     546,379    1,949,812    1,628,238      587,684       675,812    123,571,365
   Net realized gain distribution from
    the Portfolios.......................     755,674    2,047,215    1,101,084    1,344,638     6,173,810    146,135,889
                                          -----------  -----------  -----------  -----------  ------------  -------------
 Net realized gain (loss)................   1,302,053    3,997,027    2,729,322    1,932,322     6,849,622    269,707,254
                                          -----------  -----------  -----------  -----------  ------------  -------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,902,216)  (4,574,908)  (5,567,383)  (4,319,721)  (16,917,343)  (658,154,684)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (600,163)    (577,881)  (2,838,061)  (2,387,399)  (10,067,721)  (388,447,430)
                                          -----------  -----------  -----------  -----------  ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (654,801) $  (833,148) $(2,603,141) $(2,432,137) $ (9,584,447) $(403,567,788)
                                          ===========  ===========  ===========  ===========  ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                                AXA/AB
                                              AXA                      AXA/AB                      AXA/AB       SHORT
                                           MODERATE-    AXA ULTRA     DYNAMIC       AXA/AB        DYNAMIC      DURATION
                                             PLUS      CONSERVATIVE  AGGRESSIVE     DYNAMIC       MODERATE    GOVERNMENT
                                          ALLOCATION*   STRATEGY*     GROWTH*       GROWTH*       GROWTH*       BOND*
                                          -----------  ------------ -----------  ------------  -------------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,003,720  $ 7,436,610  $   905,779  $  6,254,402  $  30,314,295   $38,394
 Expenses:
   Asset-based charges...................     775,397    4,089,348      490,173     8,132,931     38,334,491    29,136
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INVESTMENT INCOME (LOSS).............     228,323    3,347,262      415,606    (1,878,529)    (8,020,196)    9,258
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     988,107   (1,678,394)     (45,278)    2,273,212     48,635,771    (1,851)
   Net realized gain distribution from
    the Portfolios.......................   3,002,441      973,454       36,861     3,398,910     24,719,624        --
                                          -----------  -----------  -----------  ------------  -------------   -------
 Net realized gain (loss)................   3,990,548     (704,940)      (8,417)    5,672,122     73,355,395    (1,851)
                                          -----------  -----------  -----------  ------------  -------------   -------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,192,132)  (1,960,856)  (7,638,567)  (56,803,490)  (257,738,267)   (6,905)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (5,201,584)  (2,665,796)  (7,646,984)  (51,131,368)  (184,382,872)   (8,756)
                                          -----------  -----------  -----------  ------------  -------------   -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(4,973,261) $   681,466  $(7,231,378) $(53,009,897) $(192,403,068)  $   502
                                          ===========  ===========  ===========  ============  =============   =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                        AXA/FRANKLIN
                                                                           AXA/FRANKLIN  AXA/FRANKLIN    TEMPLETON
                                                           AXA/CLEARBRIDGE   BALANCED   SMALL CAP VALUE  ALLOCATION
                                          AXA/AB SMALL CAP    LARGE CAP      MANAGED        MANAGED       MANAGED
                                              GROWTH*          GROWTH*     VOLATILITY*    VOLATILITY*   VOLATILITY*
                                          ---------------- --------------- ------------ --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $     95,115     $   135,081   $   621,648    $    65,560   $   258,126
 Expenses:
   Asset-based charges...................      1,090,966       1,168,697       331,498        160,257       176,170
                                            ------------     -----------   -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS).............       (995,851)     (1,033,616)      290,150        (94,697)       81,956
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        785,951         230,311    (1,210,617)       644,967       413,972
   Net realized gain distribution from
    the Portfolios.......................     11,878,360       6,653,838       812,319      1,232,662     2,457,793
                                            ------------     -----------   -----------    -----------   -----------
 Net realized gain (loss)................     12,664,311       6,884,149      (398,298)     1,877,629     2,871,765
                                            ------------     -----------   -----------    -----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (18,540,325)     (6,408,015)   (1,255,756)    (3,162,923)   (4,114,327)
                                            ------------     -----------   -----------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (5,876,014)        476,134    (1,654,054)    (1,285,294)   (1,242,562)
                                            ------------     -----------   -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ (6,871,865)    $  (557,482)  $(1,363,904)   $(1,379,991)  $(1,160,606)
                                            ============     ===========   ===========    ===========   ===========


                                            AXA/GOLDMAN
                                          SACHS STRATEGIC
                                            ALLOCATION*
                                          ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  4,851,642
 Expenses:
   Asset-based charges...................     6,740,001
                                           ------------

NET INVESTMENT INCOME (LOSS).............    (1,888,359)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       886,357
   Net realized gain distribution from
    the Portfolios.......................            --
                                           ------------
 Net realized gain (loss)................       886,357
                                           ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (32,284,958)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (31,398,601)
                                           ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(33,286,960)
                                           ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                           AXA/TEMPLETON
                                      AXA/INVESCO               AXA/JPMORGAN AXA/LEGG MASON                GLOBAL EQUITY
                                       STRATEGIC    AXA/JANUS    STRATEGIC     STRATEGIC      AXA/LOOMIS      MANAGED
                                      ALLOCATION*  ENTERPRISE*  ALLOCATION*   ALLOCATION*   SAYLES GROWTH*  VOLATILITY*
                                     ------------  -----------  ------------ -------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $  2,080,614  $        --  $   367,206   $  2,146,861   $     75,621   $   482,468
 Expenses:
   Asset-based charges..............    3,386,593      803,064      393,171      2,002,304      1,078,821       259,911
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INVESTMENT INCOME (LOSS)........   (1,305,979)    (803,064)     (25,965)       144,557     (1,003,200)      222,557
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      520,159      474,531        1,255        488,611      3,296,958       787,610
   Net realized gain distribution
    from the Portfolios.............      971,791    3,149,458       80,753             --      8,100,525     1,629,391
                                     ------------  -----------  -----------   ------------   ------------   -----------
 Net realized gain (loss)...........    1,491,950    3,623,989       82,008        488,611     11,397,483     2,417,001
                                     ------------  -----------  -----------   ------------   ------------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (16,775,742)  (4,575,434)  (4,034,747)   (12,789,471)   (14,193,255)   (5,002,050)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (15,283,792)    (951,445)  (3,952,739)   (12,300,860)    (2,795,772)   (2,585,049)
                                     ------------  -----------  -----------   ------------   ------------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(16,589,771) $(1,754,509) $(3,978,704)  $(12,156,303)  $ (3,798,972)  $(2,362,492)
                                     ============  ===========  ===========   ============   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                        BLACKROCK
                                         GLOBAL         BLACKROCK     CHARTER/SM/
                                     ALLOCATION V.I. LARGE CAP FOCUS   AGGRESSIVE   CHARTER/SM/  CHARTER/SM/  CHARTER/SM/
                                          FUND       GROWTH V.I. FUND   GROWTH*    CONSERVATIVE*   GROWTH*     MODERATE*
                                     --------------- ---------------- -----------  ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    981,650     $        --    $   102,923   $   618,984  $   236,433  $   635,996
 Expenses:
   Asset-based charges..............     1,589,820         785,447         86,807       380,266      180,875      411,594
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........      (608,170)       (785,447)        16,116       238,718       55,558      224,402
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       415,532         873,060        156,260       377,024       81,383      198,080
   Net realized gain distribution
    from the Portfolios.............     4,982,301       6,094,751        157,386       293,940      281,604      448,895
                                      ------------     -----------    -----------   -----------  -----------  -----------
 Net realized gain (loss)...........     5,397,833       6,967,811        313,646       670,964      362,987      646,975
                                      ------------     -----------    -----------   -----------  -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,128,981)     (7,690,087)    (1,116,331)   (2,349,128)  (1,814,094)  (2,949,894)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (9,731,148)       (722,276)      (802,685)   (1,678,164)  (1,451,107)  (2,302,919)
                                      ------------     -----------    -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(10,339,318)    $(1,507,723)   $  (786,569)  $(1,439,446) $(1,395,549) $(2,078,517)
                                      ============     ===========    ===========   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                         CLEARBRIDGE
                                                                                                          VARIABLE
                                     CHARTER/SM/                                                         AGGRESSIVE
                                       MODERATE   CHARTER/SM/ MULTI- CHARTER/SM/ SMALL CHARTER/SM/ SMALL   GROWTH
                                       GROWTH*      SECTOR BOND*       CAP GROWTH*       CAP VALUE*       PORTFOLIO
                                     -----------  ----------------   ---------------   ---------------   -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   495,136      $ 34,314         $   385,795       $   215,125     $   201,876
 Expenses:
   Asset-based charges..............     337,919        24,067             149,345           291,766         720,722
                                     -----------      --------         -----------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........     157,217        10,247             236,450           (76,641)       (518,846)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     475,299       (31,766)            920,939           946,157        (603,010)
   Net realized gain distribution
    from the Portfolios.............     414,759            --             777,041           262,183       3,449,266
                                     -----------      --------         -----------       -----------     -----------
 Net realized gain (loss)...........     890,058       (31,766)          1,697,980         1,208,340       2,846,256
                                     -----------      --------         -----------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,225,113)      (13,855)         (2,584,164)       (3,564,964)     (7,314,313)
                                     -----------      --------         -----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,335,055)      (45,621)           (886,184)       (2,356,624)     (4,468,057)
                                     -----------      --------         -----------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,177,838)     $(35,374)        $  (649,734)      $(2,433,265)    $(4,986,903)
                                     ===========      ========         ===========       ===========     ===========

                                     CLEARBRIDGE
                                       VARIABLE
                                     APPRECIATION
                                      PORTFOLIO
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   163,850
 Expenses:
   Asset-based charges..............     186,235
                                     -----------

NET INVESTMENT INCOME (LOSS)........     (22,385)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     193,785
   Net realized gain distribution
    from the Portfolios.............     625,283
                                     -----------
 Net realized gain (loss)...........     819,068
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (1,281,829)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (462,761)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (485,146)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     CLEARBRIDGE
                                      VARIABLE                                                     DELAWARE VIP(R)
                                      DIVIDEND      CLEARBRIDGE    DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                      STRATEGY    VARIABLE MID CAP   DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                      PORTFOLIO      PORTFOLIO      INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                                     -----------  ---------------- --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   447,989     $   8,804        $ 519,725       $ 116,180       $ 234,692     $ 1,364,191
 Expenses:
   Asset-based charges..............     404,096        65,363          210,034          46,899         113,608         442,616
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INVESTMENT INCOME (LOSS)........      43,893       (56,559)         309,691          69,281         121,084         921,575
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     857,987         4,432         (116,924)         77,206         (45,050)        176,995
   Net realized gain distribution
    from the Portfolios.............   1,944,256        88,066               --          12,543              --              --
                                     -----------     ---------        ---------       ---------       ---------     -----------
 Net realized gain (loss)...........   2,802,243        92,498         (116,924)         89,749         (45,050)        176,995
                                     -----------     ---------        ---------       ---------       ---------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,741,080)     (724,029)        (809,779)       (947,582)       (187,009)     (2,008,730)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (1,938,837)     (631,531)        (926,703)       (857,833)       (232,059)     (1,831,735)
                                     -----------     ---------        ---------       ---------       ---------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,894,944)    $(688,090)       $(617,012)      $(788,552)      $(110,975)    $  (910,160)
                                     ===========     =========        =========       =========       =========     ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                EQ/CLEARBRIDGE
                                       EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL  SELECT EQUITY
                                     CENTURY MID CAP BASIC VALUE     GUARDIAN      MANAGED      EQ/COMMON   EQ/CORE BOND
                                        VALUE*(A)      EQUITY*      RESEARCH*    VOLATILITY*   STOCK INDEX*    INDEX*
                                     --------------- ------------  -----------  -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    760,898   $  2,316,578  $   105,463   $   143,305   $   814,374  $ 5,840,495
 Expenses:
   Asset-based charges..............       371,167      1,996,939      286,360        61,903       773,128    4,608,749
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)........       389,731        319,639     (180,897)       81,402        41,246    1,231,746
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (160,402)     6,837,306    1,361,162        74,087     2,059,339   (2,424,628)
   Net realized gain distribution
    from the Portfolios.............            --     11,868,605    2,115,733     1,860,504     2,950,789           --
                                      ------------   ------------  -----------   -----------   -----------  -----------
 Net realized gain (loss)...........      (160,402)    18,705,911    3,476,895     1,934,591     5,010,128   (2,424,628)
                                      ------------   ------------  -----------   -----------   -----------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (15,352,879)   (31,908,681)  (4,283,609)   (2,452,889)   (9,481,433)  (3,070,592)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (15,513,281)   (13,202,770)    (806,714)     (518,298)   (4,471,305)  (5,495,220)
                                      ------------   ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(15,123,550)  $(12,883,131) $  (987,611)  $  (436,896)  $(4,430,059) $(4,263,474)
                                      ============   ============  ===========   ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN  EQ/FRANKLIN
                                     MARKETS EQUITY EQ/EQUITY 500 INSTITUTIONAL AM/SM    RISING      STRATEGIC   EQ/GLOBAL BOND
                                         PLUS*         INDEX*       /LARGE CAP*(A)    DIVIDENDS*(A) INCOME*(A)       PLUS*
                                     -------------- ------------- ------------------- ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   112,683   $  5,040,873     $    399,438      $   229,437  $   402,931    $ 116,966
 Expenses:
   Asset-based charges..............      111,839      4,550,848          458,662          220,400      167,330      134,057
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INVESTMENT INCOME (LOSS)........          844        490,025          (59,224)           9,037      235,601      (17,091)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      406,084     10,077,199         (332,752)         (50,456)     (17,289)    (198,070)
   Net realized gain distribution
    from the Portfolios.............       48,583      7,683,747               --               --           --           --
                                      -----------   ------------     ------------      -----------  -----------    ---------
 Net realized gain (loss)...........      454,667     17,760,946         (332,752)         (50,456)     (17,289)    (198,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (1,977,365)   (40,008,106)     (19,533,318)      (5,968,855)  (1,106,647)     (87,070)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,522,698)   (22,247,160)     (19,866,070)      (6,019,311)  (1,123,936)    (285,140)
                                      -----------   ------------     ------------      -----------  -----------    ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,521,854)  $(21,757,135)    $(19,925,294)     $(6,010,274) $  (888,335)   $(302,231)
                                      ===========   ============     ============      ===========  ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/GOLDMAN   EQ/INTERMEDIATE                                EQ/INVESCO    EQ/INVESCO
                                     SACHS MID CAP   GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL
                                       VALUE*(A)        BOND*       EQUITY INDEX*    COMSTOCK*    ESTATE*(A)    GROWTH*(A)
                                     ------------- --------------- ---------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    58,329    $1,467,716      $ 1,211,381    $    766,926  $   380,180   $    93,040
 Expenses:
   Asset-based charges..............       76,325     1,694,126          638,155         650,038      198,752       120,981
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)........      (17,996)     (226,410)         573,226         116,888      181,428       (27,941)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (27,423)     (776,744)         (96,814)      2,484,360       30,053       (45,122)
   Net realized gain distribution
    from the Portfolios.............           --            --               --       2,003,562           --            --
                                      -----------    ----------      -----------    ------------  -----------   -----------
 Net realized gain (loss)...........      (27,423)     (776,744)         (96,814)      4,487,922       30,053       (45,122)
                                      -----------    ----------      -----------    ------------  -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,524,726)      144,983       (8,847,069)    (11,426,857)  (1,220,364)   (2,317,808)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,552,149)     (631,761)      (8,943,883)     (6,938,935)  (1,190,311)   (2,362,930)
                                      -----------    ----------      -----------    ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(2,570,145)   $ (858,171)     $(8,370,657)   $ (6,822,047) $(1,008,883)  $(2,390,871)
                                      ===========    ==========      ===========    ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                          EQ/JPMORGAN
                                                       EQ/IVY MID CAP   EQ/IVY SCIENCE       VALUE      EQ/LARGE CAP
                                     EQ/IVY ENERGY*(A)   GROWTH*(A)   AND TECHNOLOGY*(A) OPPORTUNITIES* GROWTH INDEX*
                                     ----------------- -------------- ------------------ -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $     27,145     $     5,686      $         --     $   208,983    $   485,795
 Expenses:
   Asset-based charges..............         73,366         175,359           235,131         308,276        980,330
                                       ------------     -----------      ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)........        (46,221)       (169,673)         (235,131)        (99,293)      (494,535)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (388,716)        (73,853)         (126,047)      1,129,514      1,827,539
   Net realized gain distribution
    from the Portfolios.............             --              --                --       1,638,763      4,611,721
                                       ------------     -----------      ------------     -----------    -----------
 Net realized gain (loss)...........       (388,716)        (73,853)         (126,047)      2,768,277      6,439,260
                                       ------------     -----------      ------------     -----------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (9,910,107)     (5,505,591)      (10,218,455)     (6,215,141)    (8,981,034)
                                       ------------     -----------      ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (10,298,823)     (5,579,444)      (10,344,502)     (3,446,864)    (2,541,774)
                                       ------------     -----------      ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(10,345,044)    $(5,749,117)     $(10,579,633)    $(3,546,157)   $(3,036,309)
                                       ============     ===========      ============     ===========    ===========

                                     EQ/LARGE CAP
                                     VALUE INDEX*
                                     ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   893,613
 Expenses:
   Asset-based charges..............     576,123
                                     -----------

NET INVESTMENT INCOME (LOSS)........     317,490
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     759,808
   Net realized gain distribution
    from the Portfolios.............   1,763,635
                                     -----------
 Net realized gain (loss)...........   2,523,443
                                     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (7,249,632)
                                     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (4,726,189)
                                     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(4,408,699)
                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                         EQ/LAZARD         EQ/MFS        EQ/MFS
                                          EMERGING      INTERNATIONAL INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES
                                     MARKETS EQUITY*(A)    GROWTH*      VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)
                                     ------------------ ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $   142,245     $    497,096  $         --   $        --     $   255,896
 Expenses:
   Asset-based charges..............        231,275          719,830       607,690       105,230         143,760
                                        -----------     ------------  ------------   -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (89,030)        (222,734)     (607,690)     (105,230)        112,136
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................          4,888        1,089,552      (121,346)     (209,287)        (31,622)
   Net realized gain distribution
    from the Portfolios.............             --        5,127,194            --            --              --
                                        -----------     ------------  ------------   -----------     -----------
 Net realized gain (loss)...........          4,888        6,216,746      (121,346)     (209,287)        (31,622)
                                        -----------     ------------  ------------   -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (1,010,282)     (12,031,126)   (9,462,479)   (3,726,671)     (1,971,606)
                                        -----------     ------------  ------------   -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (1,005,394)      (5,814,380)   (9,583,825)   (3,935,958)     (2,003,228)
                                        -----------     ------------  ------------   -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(1,094,424)    $ (6,037,114) $(10,191,515)  $(4,041,188)    $(1,891,092)
                                        ===========     ============  ============   ===========     ===========


                                     EQ/MID CAP INDEX*
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  1,020,759
 Expenses:
   Asset-based charges..............      1,315,848
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (295,089)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      2,596,105
   Net realized gain distribution
    from the Portfolios.............      7,001,604
                                       ------------
 Net realized gain (loss)...........      9,597,709
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (21,273,974)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (11,676,265)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(11,971,354)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      EQ/MONEY   EQ/OPPENHEIMER EQ/PIMCO GLOBAL EQ/PIMCO REAL EQ/PIMCO TOTAL EQ/PIMCO ULTRA
                                      MARKET*       GLOBAL*      REAL RETURN*    RETURN*(A)     RETURN*(A)    SHORT BOND*
                                     ----------  -------------- --------------- ------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $1,404,427   $    299,440     $ 623,099      $ 224,577     $1,127,648     $ 856,905
 Expenses:
   Asset-based charges..............  1,502,480      1,237,107       310,125        144,253        462,493       482,606
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INVESTMENT INCOME (LOSS)........    (98,053)      (937,667)      312,974         80,324        665,155       374,299
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      3,019      5,936,584       (48,378)        (4,961)        11,961        76,176
   Net realized gain distribution
    from the Portfolios.............         --      2,185,955            --         81,552        573,144            --
                                     ----------   ------------     ---------      ---------     ----------     ---------
 Net realized gain (loss)...........      3,019      8,122,539       (48,378)        76,591        585,105        76,176
                                     ----------   ------------     ---------      ---------     ----------     ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................      2,304    (19,182,377)     (881,045)      (164,777)     1,005,531      (644,786)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      5,323    (11,059,838)     (929,423)       (88,186)     1,590,636      (568,610)
                                     ----------   ------------     ---------      ---------     ----------     ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $  (92,730)  $(11,997,505)    $(616,449)     $  (7,862)    $2,255,791     $(194,311)
                                     ==========   ============     =========      =========     ==========     =========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018



                                     EQ/QUALITY BOND    EQ/SMALL    EQ/T. ROWE PRICE  EQ/T. ROWE PRICE   EQ/UBS GROWTH &
                                          PLUS*      COMPANY INDEX*  GROWTH STOCK*   HEALTH SCIENCES*(A)     INCOME*
                                     --------------- -------------- ---------------- ------------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $ 441,829     $    673,396    $         --      $         --       $    24,744
 Expenses:
   Asset-based charges..............      406,911          901,721       3,135,933           431,250           113,114
                                        ---------     ------------    ------------      ------------       -----------

NET INVESTMENT INCOME (LOSS)........       34,918         (228,325)     (3,135,933)         (431,250)          (88,370)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (303,903)         931,750      12,816,023          (157,561)          184,481
   Net realized gain distribution
    from the Portfolios.............           --        5,840,735      17,832,258                --           779,244
                                        ---------     ------------    ------------      ------------       -----------
 Net realized gain (loss)...........     (303,903)       6,772,485      30,648,281          (157,561)          963,725
                                        ---------     ------------    ------------      ------------       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (157,451)     (15,968,668)    (34,853,691)      (16,272,365)       (1,890,953)
                                        ---------     ------------    ------------      ------------       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (461,354)      (9,196,183)     (4,205,410)      (16,429,926)         (927,228)
                                        ---------     ------------    ------------      ------------       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(426,436)    $ (9,424,508)   $ (7,341,343)     $(16,861,176)      $(1,015,598)
                                        =========     ============    ============      ============       ===========

                                     FEDERATED HIGH
                                      INCOME BOND
                                        FUND II
                                     --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $ 1,511,915
 Expenses:
   Asset-based charges..............      245,876
                                      -----------

NET INVESTMENT INCOME (LOSS)........    1,266,039
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (215,962)
   Net realized gain distribution
    from the Portfolios.............           --
                                      -----------
 Net realized gain (loss)...........     (215,962)
                                      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,033,038)
                                      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (2,249,000)
                                      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $  (982,961)
                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                      FIDELITY(R) VIP
                                                      ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                        FEDERATED         GROWTH       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                     KAUFMANN FUND II    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ---------------- --------------- --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $      --        $   7,901       $   6,410       $  18,866       $  19,518
 Expenses:
   Asset-based charges..............      121,119           10,795           7,854          19,926          20,663
                                        ---------        ---------       ---------       ---------       ---------

NET INVESTMENT INCOME (LOSS)........     (121,119)          (2,894)         (1,444)         (1,060)         (1,145)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       91,395           28,605          63,502          14,319          15,916
   Net realized gain distribution
    from the Portfolios.............      621,633           31,563          21,206          40,749          28,895
                                        ---------        ---------       ---------       ---------       ---------
 Net realized gain (loss)...........      713,028           60,168          84,708          55,068          44,811
                                        ---------        ---------       ---------       ---------       ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (903,729)        (118,770)       (107,156)       (161,708)       (175,194)
                                        ---------        ---------       ---------       ---------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (190,701)         (58,602)        (22,448)       (106,640)       (130,383)
                                        ---------        ---------       ---------       ---------       ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(311,820)       $ (61,496)      $ (23,892)      $(107,700)      $(131,528)
                                        =========        =========       =========       =========       =========

                                     FIDELITY(R) VIP
                                      FREEDOM 2030
                                        PORTFOLIO
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $  10,165
 Expenses:
   Asset-based charges..............       13,226
                                        ---------

NET INVESTMENT INCOME (LOSS)........       (3,061)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       43,288
   Net realized gain distribution
    from the Portfolios.............       24,811
                                        ---------
 Net realized gain (loss)...........       68,099
                                        ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (147,421)
                                        ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (79,322)
                                        ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $ (82,383)
                                        =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            FIRST TRUST/DOW
                                                                          FIRST TRUST MULTI JONES DIVIDEND &    FRANKLIN
                                                         FIDELITY(R) VIP       INCOME            INCOME      FOUNDING FUNDS
                                     FIDELITY(R) VIP MID STRATEGIC INCOME    ALLOCATION        ALLOCATION    ALLOCATION VIP
                                        CAP PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO          FUND
                                     ------------------- ---------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $    352,013       $ 4,560,679        $  93,362       $   765,866     $   635,130
 Expenses:
   Asset-based charges..............       1,196,340         1,633,600           54,082           668,512         290,125
                                        ------------       -----------        ---------       -----------     -----------

NET INVESTMENT INCOME (LOSS)........        (844,327)        2,927,079           39,280            97,354         345,005
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         328,502          (245,143)          45,438           996,286        (136,509)
   Net realized gain distribution
    from the Portfolios.............       7,525,441           230,249               --           100,831         497,381
                                        ------------       -----------        ---------       -----------     -----------
 Net realized gain (loss)...........       7,853,943           (14,894)          45,438         1,097,117         360,872
                                        ------------       -----------        ---------       -----------     -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (20,752,801)       (8,101,743)        (326,963)       (4,337,146)     (2,824,635)
                                        ------------       -----------        ---------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (12,898,858)       (8,116,637)        (281,525)       (3,240,029)     (2,463,763)
                                        ------------       -----------        ---------       -----------     -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(13,743,185)      $(5,189,558)       $(242,245)      $(3,142,675)    $(2,118,758)
                                        ============       ===========        =========       ===========     ===========



                                     FRANKLIN INCOME
                                        VIP FUND
                                     ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $ 4,444,887
 Expenses:
   Asset-based charges..............     1,255,854
                                       -----------

NET INVESTMENT INCOME (LOSS)........     3,189,033
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (244,733)
   Net realized gain distribution
    from the Portfolios.............            --
                                       -----------
 Net realized gain (loss)...........      (244,733)
                                       -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (8,135,845)
                                       -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (8,380,578)
                                       -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(5,191,545)
                                       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     GUGGENHEIM VIF                     HARTFORD       HARTFORD
                                                     GLOBAL MANAGED GUGGENHEIM VIF      CAPITAL         GROWTH      INVESCO V.I.
                                     FRANKLIN MUTUAL    FUTURES       MULTI-HEDGE   APPRECIATION HLS OPPORTUNITIES    AMERICAN
                                     SHARES VIP FUND STRATEGY FUND  STRATEGIES FUND       FUND         HLS FUND    FRANCHISE FUND
                                     --------------- -------------- --------------- ---------------- ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   315,286     $      --       $     --       $    82,721     $        --     $     --
 Expenses:
   Asset-based charges..............       185,043        34,335          9,292           243,164         502,031        8,359
                                       -----------     ---------       --------       -----------     -----------     --------

NET INVESTMENT INCOME (LOSS)........       130,243       (34,335)        (9,292)         (160,443)       (502,031)      (8,359)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       304,952       (91,069)         3,041          (216,010)        510,716       10,251
   Net realized gain distribution
    from the Portfolios.............       490,939            --             --         1,906,188       5,228,239       41,881
                                       -----------     ---------       --------       -----------     -----------     --------
 Net realized gain (loss)...........       795,891       (91,069)         3,041         1,690,178       5,738,955       52,132
                                       -----------     ---------       --------       -----------     -----------     --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (2,243,585)     (168,625)       (37,041)       (3,157,084)     (6,091,001)     (80,709)
                                       -----------     ---------       --------       -----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (1,447,694)     (259,694)       (34,000)       (1,466,906)       (352,046)     (28,577)
                                       -----------     ---------       --------       -----------     -----------     --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(1,317,451)    $(294,029)      $(43,292)      $(1,627,349)    $  (854,077)    $(36,936)
                                       ===========     =========       ========       ===========     ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      INVESCO V.I.   INVESCO V.I.  INVESCO V.I. INVESCO V.I.                   INVESCO V.I. MID
                                      BALANCED-RISK   DIVERSIFIED   EQUITY AND  HEALTH CARE  INVESCO V.I. HIGH CAP CORE EQUITY
                                     ALLOCATION FUND DIVIDEND FUND INCOME FUND      FUND        YIELD FUND           FUND
                                     --------------- ------------- ------------ ------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $   136,701   $  1,513,521  $   328,044   $      --      $ 2,127,935      $    14,032
 Expenses:
   Asset-based charges..............       122,408      1,025,584      214,133      57,568          563,604          171,305
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INVESTMENT INCOME (LOSS)........        14,293        487,937      113,911     (57,568)       1,564,331         (157,273)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (32,046)     1,870,502       25,035    (191,694)        (397,232)         (96,642)
   Net realized gain distribution
    from the Portfolios.............       947,801      2,428,456      728,861     687,087               --        1,797,565
                                       -----------   ------------  -----------   ---------      -----------      -----------
 Net realized gain (loss)...........       915,755      4,298,958      753,896     495,393         (397,232)       1,700,923
                                       -----------   ------------  -----------   ---------      -----------      -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (1,755,965)   (11,241,370)  (2,723,783)   (544,411)      (3,210,285)      (3,148,100)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............      (840,210)    (6,942,412)  (1,969,887)    (49,018)      (3,607,517)      (1,447,177)
                                       -----------   ------------  -----------   ---------      -----------      -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $  (825,917)  $ (6,454,475) $(1,855,976)  $(106,586)     $(2,043,186)     $(1,604,450)
                                       ===========   ============  ===========   =========      ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     INVESCO V.I. SMALL IVY VIP ASSET IVY VIP GLOBAL IVY VIP HIGH  IVY VIP NATURAL
                                      CAP EQUITY FUND     STRATEGY    EQUITY INCOME     INCOME        RESOURCES
                                     ------------------ ------------- -------------- ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....    $        --      $   661,115   $   246,728   $  8,305,846    $    29,171
 Expenses:
   Asset-based charges..............        269,049          511,951       214,169      1,876,475        136,487
                                        -----------      -----------   -----------   ------------    -----------

NET INVESTMENT INCOME (LOSS)........       (269,049)         149,164        32,559      6,429,371       (107,316)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       (298,854)        (764,738)       48,770     (1,998,229)      (344,077)
   Net realized gain distribution
    from the Portfolios.............      1,450,686        1,443,486     1,159,440             --             --
                                        -----------      -----------   -----------   ------------    -----------
 Net realized gain (loss)...........      1,151,832          678,748     1,208,210     (1,998,229)      (344,077)
                                        -----------      -----------   -----------   ------------    -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................     (4,290,298)      (3,190,601)   (3,152,751)    (8,819,122)    (1,901,976)
                                        -----------      -----------   -----------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (3,138,466)      (2,511,853)   (1,944,541)   (10,817,351)    (2,246,053)
                                        -----------      -----------   -----------   ------------    -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...    $(3,407,515)     $(2,362,689)  $(1,911,982)  $ (4,387,980)   $(2,353,369)
                                        ===========      ===========   ===========   ============    ===========

                                     IVY VIP SMALL CAP
                                          GROWTH
                                     -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $    116,575
 Expenses:
   Asset-based charges..............        451,475
                                       ------------

NET INVESTMENT INCOME (LOSS)........       (334,900)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................         81,154
   Net realized gain distribution
    from the Portfolios.............     10,417,557
                                       ------------
 Net realized gain (loss)...........     10,498,711
                                       ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (12,584,691)
                                       ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     (2,085,980)
                                       ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ (2,420,880)
                                       ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                  JPMORGAN
                                        JANUS         JANUS         JANUS      INSURANCE TRUST    JPMORGAN      LORD ABBETT
                                      HENDERSON     HENDERSON   HENDERSON U.S.     GLOBAL      INSURANCE TRUST SERIES FUND -
                                      BALANCED    FLEXIBLE BOND LOW VOLATILITY   ALLOCATION    INCOME BUILDER  BOND DEBENTURE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     -----------  ------------- -------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $ 1,281,652   $   742,214   $   188,283     $        --     $        --    $  5,775,442
 Expenses:
   Asset-based charges..............     858,560       322,540       127,563         262,124         234,912       1,726,121
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INVESTMENT INCOME (LOSS)........     423,092       419,674        60,720        (262,124)       (234,912)      4,049,321
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     952,808      (215,137)      302,457         230,842          95,091        (202,582)
   Net realized gain distribution
    from the Portfolios.............   1,670,551            --       186,799         134,814          33,771       2,906,718
                                     -----------   -----------   -----------     -----------     -----------    ------------
 Net realized gain (loss)...........   2,623,359      (215,137)      489,256         365,656         128,862       2,704,136
                                     -----------   -----------   -----------     -----------     -----------    ------------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (4,654,189)     (893,968)   (1,231,478)     (1,842,016)     (1,113,001)    (13,793,698)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,030,830)   (1,109,105)     (742,222)     (1,476,360)       (984,139)    (11,089,562)
                                     -----------   -----------   -----------     -----------     -----------    ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,607,738)  $  (689,431)  $  (681,502)    $(1,738,484)    $(1,219,051)   $ (7,040,241)
                                     ===========   ===========   ===========     ===========     ===========    ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                         LORD ABBETT                      MFS(R)
                                           LORD ABBETT  SERIES FUND -                  MASSACHUSETTS
                                          SERIES FUND -    GROWTH                        INVESTORS
                                          CLASSIC STOCK OPPORTUNITIES MFS(R) INVESTORS GROWTH STOCK  MFS(R) RESEARCH MFS(R) VALUE
                                            PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO       SERIES         SERIES
                                          ------------- ------------- ---------------- ------------- --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  31,372    $        --    $    57,777      $  48,405      $  11,622    $   368,336
 Expenses:
   Asset-based charges...................      63,665         69,960        178,905        205,401         30,180        306,231
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INVESTMENT INCOME (LOSS).............     (32,293)       (69,960)      (121,128)      (156,996)       (18,558)        62,105
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (53,685)        86,122        304,855         82,158         28,505        190,448
   Net realized gain distribution from
    the Portfolios.......................     642,701        980,764        581,895        855,423        299,106      1,918,046
                                            ---------    -----------    -----------      ---------      ---------    -----------
 Net realized gain (loss)................     589,016      1,066,886        886,750        937,581        327,611      2,108,494
                                            ---------    -----------    -----------      ---------      ---------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    (928,415)    (1,146,071)    (1,601,280)      (851,299)      (470,757)    (5,379,537)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (339,399)       (79,185)      (714,530)        86,282       (143,146)    (3,271,043)
                                            ---------    -----------    -----------      ---------      ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $(371,692)   $  (149,145)   $  (835,658)     $ (70,714)     $(161,704)   $(3,208,938)
                                            =========    ===========    ===========      =========      =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                                  NEUBERGER
                                                                                                                   BERMAN
                                          MULTIMANAGER                                                          INTERNATIONAL
                                           AGGRESSIVE  MULTIMANAGER  MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    EQUITY
                                            EQUITY*     CORE BOND*  MID CAP GROWTH* MID CAP VALUE* TECHNOLOGY*    PORTFOLIO
                                          ------------ ------------ --------------- -------------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    24,022  $ 3,007,563    $        --    $    83,457   $    83,435    $   6,768
 Expenses:
   Asset-based charges...................     261,394    1,648,281        446,473        162,731       649,976       56,795
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INVESTMENT INCOME (LOSS).............    (237,372)   1,359,282       (446,473)       (79,274)     (566,541)     (50,027)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,681,408   (1,568,608)       808,769        524,279     3,545,481      101,909
   Net realized gain distribution from
    the Portfolios.......................   1,817,153           --      4,214,729        873,349     5,819,210           --
                                          -----------  -----------    -----------    -----------   -----------    ---------
 Net realized gain (loss)................   3,498,561   (1,568,608)     5,023,498      1,397,628     9,364,691      101,909
                                          -----------  -----------    -----------    -----------   -----------    ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (3,575,300)  (2,038,212)    (7,397,940)    (2,859,285)   (9,682,364)    (858,981)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (76,739)  (3,606,820)    (2,374,442)    (1,461,657)     (317,673)    (757,072)
                                          -----------  -----------    -----------    -----------   -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (314,111) $(2,247,538)   $(2,820,915)   $(1,540,931)  $  (884,214)   $(807,099)
                                          ===========  ===========    ===========    ===========   ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                      NEUBERGER
                                     BERMAN U.S.                                        PIMCO GLOBAL  PIMCO GLOBAL
                                     EQUITY INDEX                                           BOND      MULTI-ASSET
                                       PUTWRITE           PIMCO          PIMCO EMERGING OPPORTUNITIES   MANAGED
                                       STRATEGY   COMMODITYREALRETURN(R)  MARKETS BOND    PORTFOLIO    ALLOCATION  PIMCO INCOME
                                      PORTFOLIO     STRATEGY PORTFOLIO     PORTFOLIO     (UNHEDGED)    PORTFOLIO   PORTFOLIO(A)
                                     ------------ ---------------------- -------------- ------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $      --        $   333,253        $   761,911     $ 269,024    $  24,199      $1,056
 Expenses:
   Asset-based charges..............     33,638            240,046            263,275        47,334       18,587         338
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INVESTMENT INCOME (LOSS)........    (33,638)            93,207            498,636       221,690        5,612         718
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     (2,166)        (2,003,380)          (528,226)         (414)      30,398          (3)
   Net realized gain distribution
    from the Portfolios.............     79,555                 --                 --        11,925      122,771       1,747
                                      ---------        -----------        -----------     ---------    ---------      ------
 Net realized gain (loss)...........     77,389         (2,003,380)          (528,226)       11,511      153,169       1,744
                                      ---------        -----------        -----------     ---------    ---------      ------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (257,234)          (842,448)        (1,220,274)     (470,330)    (270,369)       (120)
                                      ---------        -----------        -----------     ---------    ---------      ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (179,845)        (2,845,828)        (1,748,500)     (458,819)    (117,200)      1,624
                                      ---------        -----------        -----------     ---------    ---------      ------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(213,483)       $(2,752,621)       $(1,249,864)    $(237,129)   $(111,588)     $2,342
                                      =========        ===========        ===========     =========    =========      ======

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on October 22, 2018.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                           PUTNAM VT
                                                                             GLOBAL
                                                               PUTNAM VT     ASSET    PUTNAM VT MULTI-
                                     PROFUND VP  PROFUND VP   DIVERSIFIED  ALLOCATION  ASSET ABSOLUTE    PUTNAM VT
                                        BEAR    BIOTECHNOLOGY INCOME FUND     FUND      RETURN FUND    RESEARCH FUND
                                     ---------- ------------- -----------  ---------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $    --    $        --  $   381,947  $  77,819     $   9,712       $     --
 Expenses:
   Asset-based charges..............    2,098        670,599      170,560     53,205        30,467          8,222
                                      -------    -----------  -----------  ---------     ---------       --------

NET INVESTMENT INCOME (LOSS)........   (2,098)      (670,599)     211,387     24,614       (20,755)        (8,222)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................    1,102      1,012,738      335,524      1,060       (21,283)        16,510
   Net realized gain distribution
    from the Portfolios.............       --             --           --    329,671       100,360             --
                                      -------    -----------  -----------  ---------     ---------       --------
 Net realized gain (loss)...........    1,102      1,012,738      335,524    330,731        79,077         16,510
                                      -------    -----------  -----------  ---------     ---------       --------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    4,664     (3,948,048)  (1,116,597)  (752,358)     (294,648)       (89,476)
                                      -------    -----------  -----------  ---------     ---------       --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    5,766     (2,935,310)    (781,073)  (421,627)     (215,571)       (72,966)
                                      -------    -----------  -----------  ---------     ---------       --------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $ 3,668    $(3,605,909) $  (569,686) $(397,013)    $(236,326)      $(81,188)
                                      =======    ===========  ===========  =========     =========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     QS LEGG MASON                                                SEI VP MARKET
                                     DYNAMIC MULTI-                    SEI VP      SEI VP MARKET      PLUS
                                      STRATEGY VIT  SEI VP BALANCED CONSERVATIVE  GROWTH STRATEGY   STRATEGY    SEI VP MODERATE
                                       PORTFOLIO     STRATEGY FUND  STRATEGY FUND      FUND           FUND       STRATEGY FUND
                                     -------------- --------------- ------------- --------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....   $  58,158       $ 186,985      $ 177,188      $ 145,796      $  54,802      $ 158,146
 Expenses:
   Asset-based charges..............      49,573         109,337        142,975         90,898         33,455         97,489
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INVESTMENT INCOME (LOSS)........       8,585          77,648         34,213         54,898         21,347         60,657
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................      (5,952)         22,715         57,841         10,035         23,170         19,416
   Net realized gain distribution
    from the Portfolios.............          --         105,353        166,603         58,665             --        259,485
                                       ---------       ---------      ---------      ---------      ---------      ---------
 Net realized gain (loss)...........      (5,952)        128,068        224,444         68,700         23,170        278,901
                                       ---------       ---------      ---------      ---------      ---------      ---------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................    (325,224)       (948,943)      (662,028)      (840,610)      (386,224)      (792,852)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    (331,176)       (820,875)      (437,584)      (771,910)      (363,054)      (513,951)
                                       ---------       ---------      ---------      ---------      ---------      ---------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $(322,591)      $(743,227)     $(403,371)     $(717,012)     $(341,707)     $(453,294)
                                       =========       =========      =========      =========      =========      =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                    TEMPLETON
                                     T. ROWE PRICE DEVELOPING    TEMPLETON    TEMPLETON   TEMPLETON  VANECK VIP
                                     EQUITY INCOME MARKETS VIP  FOREIGN VIP  GLOBAL BOND  GROWTH VIP GLOBAL HARD
                                       PORTFOLIO      FUND         FUND       VIP FUND       FUND    ASSETS FUND
                                     ------------- -----------  -----------  -----------  ---------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios....  $   183,146  $   122,524  $   210,320  $        --  $  34,233  $        --
 Expenses:
   Asset-based charges..............      109,685      199,571      112,540    1,838,662     24,235      324,324
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INVESTMENT INCOME (LOSS)........       73,461      (77,047)      97,780   (1,838,662)     9,998     (324,324)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................       38,631      707,594      (94,940)  (2,231,393)    83,930     (718,721)
   Net realized gain distribution
    from the Portfolios.............    1,026,043           --           --           --    144,984           --
                                      -----------  -----------  -----------  -----------  ---------  -----------
 Net realized gain (loss)...........    1,064,674      707,594      (94,940)  (2,231,393)   228,914     (718,721)
                                      -----------  -----------  -----------  -----------  ---------  -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................   (2,351,399)  (3,232,819)  (1,358,189)   4,812,908   (508,348)  (6,116,674)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   (1,286,725)  (2,525,225)  (1,453,129)   2,581,515   (279,434)  (6,835,395)
                                      -----------  -----------  -----------  -----------  ---------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $(1,213,264) $(2,602,272) $(1,355,349) $   742,853  $(269,436) $(7,159,719)
                                      ===========  ===========  ===========  ===========  =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                              VANECK VIP
                                                             UNCONSTRAINED
                                                               EMERGING
                                                             MARKETS BOND
                                                                 FUND
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $  67,847
 Expenses:
   Asset-based charges......................................      11,295
                                                               ---------

NET INVESTMENT INCOME (LOSS)................................      56,552
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      11,926
   Net realized gain distribution from the Portfolios.......          --
                                                               ---------
 Net realized gain (loss)...................................      11,926
                                                               ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (141,080)
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (129,154)
                                                               ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (72,602)
                                                               =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                1290 VT DOUBLELINE
                                            1290 VT CONVERTIBLE       1290 VT DOUBLELINE           OPPORTUNISTIC
                                                SECURITIES*           DYNAMIC ALLOCATION*           BOND*(A)(B)
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   291,323  $   330,483  $    40,254  $  (130,064) $   432,524  $   133,003
 Net realized gain (loss)...............     372,737      287,307      403,451      854,099      (20,096)      63,033
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,274,663)     765,968   (1,321,450)     527,868     (867,012)     115,242
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (610,603)   1,383,758     (877,745)   1,251,903     (454,584)     311,278
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     895,263      512,781      331,510    1,522,285    3,856,237    4,928,131
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     671,473        1,494     (289,194)    (329,695)   1,003,393    9,441,062
 Redemptions for contract benefits and
   terminations.........................    (151,201)     (49,958)    (800,134)    (598,225)  (1,277,147)    (921,474)
 Contract maintenance charges...........         (21)         (18)      (4,065)      (3,888)      (1,116)        (662)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,415,514      464,299     (761,883)     590,477    3,581,367   13,447,057
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          --           --           --           35           87       (3,270)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     804,911    1,848,057   (1,639,628)   1,842,415    3,126,870   13,755,065
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  11,526,775    9,678,718   16,907,097   15,064,682   20,920,855    7,165,790
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,331,686  $11,526,775  $15,267,469  $16,907,097  $24,047,725  $20,920,855
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
(b)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              1290 VT GAMCO MERGERS &
                                             1290 VT ENERGY*        1290 VT EQUITY INCOME*         ACQUISITIONS*
                                         -----------------------  -------------------------  ------------------------
                                             2018        2017         2018          2017         2018         2017
                                         -----------  ----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    53,833  $   69,461  $    167,453  $    93,957  $    20,972  $  (207,757)
 Net realized gain (loss)...............      45,232     (34,148)    7,190,987    1,920,112      444,132      988,279
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,220,664)   (131,367)  (11,336,900)   2,228,366   (1,607,737)      26,994
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (1,121,599)    (96,054)   (3,978,460)   4,242,435   (1,142,633)     807,516
                                         -----------  ----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     430,258     413,341     1,255,947    1,559,514    1,551,164    1,732,835
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (153,920)    265,784    (2,413,341)    (396,273)      43,580      122,734
 Redemptions for contract benefits and
   terminations.........................    (101,334)   (199,888)   (2,712,954)  (1,873,935)  (1,243,464)  (1,080,775)
 Contract maintenance charges...........        (187)        (77)     (155,299)    (153,921)      (1,599)      (1,590)
                                         -----------  ----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     174,817     479,160    (4,025,647)    (864,615)     349,681      773,204
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (946,782)    383,106    (8,004,107)   3,377,820     (792,952)   1,580,720
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   4,777,139   4,394,033    34,136,150   30,758,330   18,140,956   16,560,236
                                         -----------  ----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 3,830,357  $4,777,139  $ 26,132,043  $34,136,150  $17,348,004  $18,140,956
                                         ===========  ==========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                             1290 VT GAMCO SMALL                                1290 VT LOW VOLATILITY
                                               COMPANY VALUE*        1290 VT HIGH YIELD BOND*       GLOBAL EQUITY*
                                         --------------------------  ------------------------  -----------------------
                                             2018          2017          2018         2017        2018         2017
                                         ------------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (2,396,979) $ (2,009,648) $   595,987  $   463,743  $   47,909  $    39,788
 Net realized gain (loss)...............   20,873,364    25,746,940     (102,812)     (27,035)     65,314      371,671
 Net change in unrealized appreciation
   (depreciation) of investments........  (67,731,103)   13,423,318   (1,000,941)     149,416    (261,908)     231,993
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (49,254,718)   37,160,610     (507,766)     586,124    (148,685)     643,452
                                         ------------  ------------  -----------  -----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   22,580,724    25,876,839    2,864,847    2,175,121     543,194      413,931
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,054,405)    3,216,987   (1,168,502)     707,162     479,203      134,810
 Redemptions for contract benefits and
   terminations.........................  (22,529,118)  (15,802,160)    (860,419)    (918,217)   (141,566)    (131,766)
 Contract maintenance charges...........      (36,807)      (35,217)      (1,420)      (1,286)        (26)         (12)
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (3,039,606)   13,256,449      834,506    1,962,780     880,805      416,963
                                         ------------  ------------  -----------  -----------  ----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............           --           261           14          171          23   (2,241,107)
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (52,294,324)   50,417,320      326,754    2,549,075     732,143   (1,180,692)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  296,918,589   246,501,269   13,583,526   11,034,451   2,520,586    3,701,278
                                         ------------  ------------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $244,624,265  $296,918,589  $13,910,280  $13,583,526  $3,252,729  $ 2,520,586
                                         ============  ============  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    1290 VT
                                                               MULTI-ALTERNATIVE      1290 VT NATURAL
                                         1290 VT MICRO CAP*(C)  STRATEGIES*(C)          RESOURCES*
                                         --------------------- ----------------- ------------------------
                                                 2018                2018            2018         2017
                                         --------------------- ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...........        $   (27)            $    91      $    88,246  $    74,273
 Net realized gain (loss)...............          6,049                  --          240,149       87,149
 Net change in unrealized appreciation
   (depreciation) of investments........         (8,319)               (305)      (1,338,957)     420,713
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............         (2,297)               (214)      (1,010,562)     582,135
                                                -------             -------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..         62,508               7,260          794,406    1,464,469
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................          5,800               7,108           59,371   (1,166,190)
 Redemptions for contract benefits and
   terminations.........................            (48)                 --         (307,429)    (275,504)
 Contract maintenance charges...........             --                  --             (684)        (602)
                                                -------             -------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................         68,260              14,368          545,664       22,173
                                                -------             -------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............             --                  --               12           --
                                                -------             -------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...         65,963              14,154         (464,886)     604,308
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................             --                  --        6,284,416    5,680,108
                                                -------             -------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.....        $65,963             $14,154      $ 5,819,530  $ 6,284,416
                                                =======             =======      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   1290 VT SMALL CAP     1290 VT SMARTBETA
                                           1290 VT REAL ESTATE*        VALUE*(C)              EQUITY*
                                         ------------------------  ----------------- ------------------------
                                             2018         2017           2018            2018         2017
                                         -----------  -----------  ----------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   309,920  $   286,893      $    842      $   205,090  $   190,404
 Net realized gain (loss)...............     (13,417)     126,322         4,094          662,129      443,795
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,182,918)     669,775       (16,455)      (1,886,787)   2,163,222
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (886,415)   1,082,990       (11,519)      (1,019,568)   2,797,421
                                         -----------  -----------      --------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     883,272    1,741,921        78,743          563,418      158,304
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (520,745)    (622,845)       40,043          734,825      132,975
 Redemptions for contract benefits and
   terminations.........................    (777,457)  (1,078,072)           --         (219,231)     (57,462)
 Contract maintenance charges...........      (1,455)      (1,382)            2              (43)          (8)
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (416,385)      39,622       118,788        1,078,969      233,809
                                         -----------  -----------      --------      -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............         (35)          --            --               --           --
                                         -----------  -----------      --------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (1,302,835)   1,122,612       107,269           59,401    3,031,230
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,417,183   12,294,571            --       15,840,729   12,809,499
                                         -----------  -----------      --------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,114,348  $13,417,183      $107,269      $15,900,130  $15,840,729
                                         ===========  ===========      ========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                1290 VT SOCIALLY        7TWELVE/TM /BALANCED
                                                                  RESPONSIBLE*               PORTFOLIO
                                                             ----------------------  -------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (1,443) $   (7,930) $   (611,607) $  (739,372)
 Net realized gain (loss)...................................    190,744     608,603     1,153,715      787,539
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (610,057)     88,384    (6,817,104)   6,129,095
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (420,756)    689,057    (6,274,996)   6,177,262
                                                             ----------  ----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,536,820     468,270     2,760,907    2,805,957
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     66,136    (175,202)   (4,583,842)  (5,765,916)
 Redemptions for contract benefits and terminations.........   (300,441)   (123,594)   (7,628,668)  (6,036,067)
 Contract maintenance charges...............................    (29,158)    (29,120)      (13,749)     (14,677)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,273,357     140,354    (9,465,352)  (9,010,703)
                                                             ----------  ----------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         28          --             6           --
                                                             ----------  ----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,852,629     829,411   (15,740,342)  (2,833,441)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  4,332,536   3,503,125    71,655,903   74,489,344
                                                             ----------  ----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $6,185,165  $4,332,536  $ 55,915,561  $71,655,903
                                                             ==========  ==========  ============  ===========

                                                                 AB VPS BALANCED
                                                                 WEALTH STRATEGY
                                                                   PORTFOLIO**
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   13,673  $   19,837
 Net realized gain (loss)...................................    386,880      10,464
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (784,401)    659,682
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (383,848)    689,983
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    123,719      60,531
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (92,584)   (167,751)
 Redemptions for contract benefits and terminations.........   (520,510)   (410,120)
 Contract maintenance charges...............................       (677)       (658)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (490,052)   (517,998)
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --          --
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (873,900)    171,985
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,470,877   5,298,892
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $4,596,977  $5,470,877
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AB VPS GLOBAL THEMATIC     AB VPS GROWTH AND
                                                               GROWTH PORTFOLIO**       INCOME PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (14,889) $   (6,185) $   (25,113) $    3,361
 Net realized gain (loss)...................................     60,882      51,867      744,247     328,257
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (208,031)    152,181   (1,506,333)    224,029
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (162,038)    197,863     (787,199)    555,647
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    302,633     475,866    4,158,168     811,750
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     60,917      82,679    1,873,861     (49,267)
 Redemptions for contract benefits and terminations.........    (46,657)    (90,190)    (356,297)    (69,189)
 Contract maintenance charges...............................        (27)         (9)        (199)        (52)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    316,866     468,346    5,675,533     693,242
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          6          20          133          --
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    154,834     666,229    4,888,467   1,248,889
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,154,942     488,713    4,193,875   2,944,986
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,309,776  $1,154,942  $ 9,082,342  $4,193,875
                                                             ==========  ==========  ===========  ==========

                                                               AB VPS INTERNATIONAL
                                                                GROWTH PORTFOLIO**
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (90,442) $  (40,963)
 Net realized gain (loss)...................................     356,989     326,750
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,004,128)  2,123,542
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,737,581)  2,409,329
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     413,611     329,981
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (294,180)    345,562
 Redemptions for contract benefits and terminations.........    (885,487)   (792,839)
 Contract maintenance charges...............................      (1,361)     (1,493)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (767,417)   (118,789)
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --          --
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,504,998)  2,290,540
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,644,770   7,354,230
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 7,139,772  $9,644,770
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                               AB VPS REAL ESTATE        AB VPS SMALL/MID
                                                             INVESTMENT PORTFOLIO**   CAP VALUE PORTFOLIO**
                                                             ----------------------  -----------------------
                                                                2018        2017         2018        2017
                                                             ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   31,481  $   21,768  $   (40,586) $  (30,760)
 Net realized gain (loss)...................................    136,629     281,435      508,128     205,641
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (481,598)    (48,288)  (1,264,321)    230,333
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (313,488)    254,915     (796,779)    405,214
                                                             ----------  ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    873,160   1,019,264    1,468,094     854,029
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (263,445)    169,249       91,918      62,711
 Redemptions for contract benefits and terminations.........   (212,236)   (201,911)    (530,283)   (146,846)
 Contract maintenance charges...............................       (285)        (35)        (391)        (86)
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    397,194     986,567    1,029,338     769,808
                                                             ----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         14          31           13          28
                                                             ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     83,720   1,241,513      232,572   1,175,050
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  5,563,139   4,321,626    4,026,776   2,851,726
                                                             ----------  ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $5,646,859  $5,563,139  $ 4,259,348  $4,026,776
                                                             ==========  ==========  ===========  ==========

                                                                     ALL ASSET
                                                                      GROWTH-
                                                                ALT 20*(D)(E)(F)(G)
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   180,183  $   164,842
 Net realized gain (loss)...................................   1,730,897    1,068,096
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (5,683,919)   3,285,278
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (3,772,839)   4,518,216
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,536,289    1,606,421
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,080,259)  22,623,943
 Redemptions for contract benefits and terminations.........  (2,821,105)  (3,007,504)
 Contract maintenance charges...............................      (9,082)      (7,665)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (1,374,157)  21,215,195
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         (44)     (43,089)
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (5,147,040)  25,690,322
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  44,049,023   18,358,701
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $38,901,983  $44,049,023
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(d)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
(e)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
(f)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 due to a fund merger on May 19, 2017.
(g)All Asset Growth-Alt 20 replaced CharterSM Alternative 100 Moderate due to a fund merger on May 19, 2017.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             ALPS | RED ROCKS LISTED    AMERICAN CENTURY VP
                                                             PRIVATE EQUITY PORTFOLIO INFLATION PROTECTION FUND
                                                             ----------------------   ------------------------
                                                                2018         2017        2018         2017
                                                             ----------   ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  183,236   $   47,598  $  129,191   $   89,970
 Net realized gain (loss)...................................    170,575       56,701     (26,620)      (9,748)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (951,854)     337,207    (384,856)      59,496
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (598,043)     441,506    (282,285)     139,718
                                                             ----------   ----------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  1,009,531      932,632   1,499,975    1,982,297
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    273,963      448,915     726,278      302,116
 Redemptions for contract benefits and terminations.........   (143,301)    (105,514)   (366,292)    (413,139)
 Contract maintenance charges...............................       (205)         (54)       (316)         (83)
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,139,988    1,275,979   1,859,645    1,871,191
                                                             ----------   ----------  ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --          65           47
                                                             ----------   ----------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    541,945    1,717,485   1,577,425    2,010,956
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  3,301,155    1,583,670   6,328,352    4,317,396
                                                             ----------   ----------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $3,843,100   $3,301,155  $7,905,777   $6,328,352
                                                             ==========   ==========  ==========   ==========

                                                             AMERICAN CENTURY VP LARGE
                                                                  COMPANY VALUE
                                                             ------------------------
                                                                2018         2017
                                                             ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    2,075   $    2,672
 Net realized gain (loss)...................................    203,572      204,835
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (382,829)       5,843
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (177,182)     213,350
                                                             ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     58,747       48,540
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (225,039)     (70,053)
 Redemptions for contract benefits and terminations.........   (351,949)    (180,305)
 Contract maintenance charges...............................       (286)        (337)
                                                             ----------   ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (518,527)    (202,155)
                                                             ----------   ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         --           --
                                                             ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (695,709)      11,195
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  2,377,155    2,365,960
                                                             ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,681,446   $2,377,155
                                                             ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) ASSET ALLOCATION AMERICAN FUNDS INSURANCE
                                                                     FUND/SM/            SERIES(R) BOND FUND/SM/
                                                             ------------------------   ------------------------
                                                                 2018          2017         2018         2017
                                                             -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   314,593   $   182,632  $   257,435  $   204,495
 Net realized gain (loss)...................................   3,409,940     1,705,278     (402,308)     387,140
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (8,269,025)    2,881,854     (836,947)     120,400
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,544,492)    4,769,764     (981,820)     712,035
                                                             -----------   -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  24,017,620    16,893,357    2,247,463    4,060,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   3,588,651     3,886,519   (4,398,144)  (1,470,490)
 Redemptions for contract benefits and terminations.........  (3,911,118)   (1,620,274)  (2,989,167)  (2,352,385)
 Contract maintenance charges...............................        (835)         (384)      (4,232)      (4,237)
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  23,694,318    19,159,218   (5,144,080)     232,963
                                                             -----------   -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         772           602           --           --
                                                             -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  19,150,598    23,929,584   (6,125,900)     944,998
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  50,964,631    27,035,047   40,933,036   39,988,038
                                                             -----------   -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $70,115,229   $50,964,631  $34,807,136  $40,933,036
                                                             ===========   ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) GLOBAL GROWTH
                                                                     FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (62,372) $  (25,337)
 Net realized gain (loss)...................................   1,115,121     174,429
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,518,363)  1,201,146
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,465,614)  1,350,238
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,555,861   1,415,249
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,225,234   1,322,935
 Redemptions for contract benefits and terminations.........    (304,517)   (175,278)
 Contract maintenance charges...............................        (286)       (113)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   4,476,292   2,562,793
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................         331         108
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   3,011,009   3,913,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,918,058   4,004,919
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $10,929,067  $7,918,058
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                             AMERICAN FUNDS INSURANCE  AMERICAN FUNDS INSURANCE
                                                              SERIES(R) GLOBAL SMALL    SERIES(R) GROWTH-INCOME
                                                              CAPITALIZATION FUND/SM/          FUND/SM/
                                                             ------------------------  ------------------------
                                                                 2018         2017         2018         2017
                                                             -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (243,078) $  (140,137) $    58,115  $    31,934
 Net realized gain (loss)...................................     652,686     (278,792)   1,090,658      520,375
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,737,082)   3,468,868   (2,215,869)   1,117,542
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,327,474)   3,049,939   (1,067,096)   1,669,851
                                                             -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,099,600    1,407,694    8,401,754    3,685,751
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,488,597      600,917      662,548      887,673
 Redemptions for contract benefits and terminations.........  (1,070,161)    (619,627)    (811,858)    (323,295)
 Contract maintenance charges...............................      (1,977)      (1,902)        (363)         (95)
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,516,059    1,387,082    8,252,081    4,250,034
                                                             -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --           --          330           --
                                                             -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     188,585    4,437,021    7,185,315    5,919,885
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,675,098   12,238,077   11,955,139    6,035,254
                                                             -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,863,683  $16,675,098  $19,140,454  $11,955,139
                                                             ===========  ===========  ===========  ===========

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) INTERNATIONAL
                                                                    GROWTH AND
                                                                 INCOME FUND/SM/
                                                             -----------------------
                                                                 2018        2017
                                                             -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    73,174  $   51,218
 Net realized gain (loss)...................................      30,131       2,189
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,023,541)    831,397
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (920,236)    884,804
                                                             -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,077,252   1,247,382
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     348,955     346,012
 Redemptions for contract benefits and terminations.........    (197,245)   (139,033)
 Contract maintenance charges...............................        (294)        (37)
                                                             -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   2,228,668   1,454,324
                                                             -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          66          49
                                                             -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,308,498   2,339,177
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   5,568,023   3,228,846
                                                             -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,876,521  $5,568,023
                                                             ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             AMERICAN FUNDS INSURANCE
                                                             SERIES(R) MANAGED RISK ASSET  AMERICAN FUNDS INSURANCE
                                                               ALLOCATION FUND/SM/        SERIES(R) NEW WORLD FUND(R)
                                                             ---------------------------  -------------------------
                                                                 2018          2017           2018           2017
                                                              -----------    ----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    (6,874)   $  (44,772)   $   (360,073)  $  (237,390)
 Net realized gain (loss)...................................     422,835       138,248       1,886,848        66,046
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (849,664)      734,597     (10,663,729)   10,717,773
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (433,703)      828,073      (9,136,954)   10,546,429
                                                              -----------    ----------   ------------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     123,978       144,174       7,113,352     5,909,539
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (355,128)    1,724,735       3,309,981     3,058,928
 Redemptions for contract benefits and terminations.........    (495,488)     (865,561)     (3,157,004)   (2,373,111)
 Contract maintenance charges...............................        (626)         (668)         (4,931)       (4,402)
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (727,264)    1,002,680       7,261,398     6,590,954
                                                              -----------    ----------   ------------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          --            --             133            --
                                                              -----------    ----------   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,160,967)    1,830,753      (1,875,423)   17,137,383
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   7,605,785     5,775,032      53,367,244    36,229,861
                                                              -----------    ----------   ------------   -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 6,444,818    $7,605,785    $ 51,491,821   $53,367,244
                                                              ===========    ==========   ============   ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             -------------------------
                                                                 2018          2017
                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (411,615) $  (546,999)
 Net realized gain (loss)...................................    9,725,856   10,854,726
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (18,173,492)    (265,277)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (8,859,251)  10,042,450
                                                             ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      606,012    1,480,656
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (2,327,234)  (2,859,908)
 Redemptions for contract benefits and terminations.........   (8,492,533)  (6,199,294)
 Contract maintenance charges...............................   (1,243,743)  (1,266,857)
                                                             ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (11,457,498)  (8,845,403)
                                                             ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................           --           --
                                                             ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,316,749)   1,197,047
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   79,230,636   78,033,589
                                                             ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 58,913,887  $79,230,636
                                                             ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                              AXA 2000 MANAGED
                                                             AXA 500 MANAGED VOLATILITY*        VOLATILITY*
                                                             --------------------------  -------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (711,181) $   (646,205) $   (534,696) $  (575,992)
 Net realized gain (loss)...................................   19,141,427    18,432,757     9,777,517    9,451,010
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (28,666,752)   13,381,317   (17,727,924)     152,276
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (10,236,506)   31,167,869    (8,485,103)   9,027,294
                                                             ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    1,531,017     3,710,886       488,998    2,224,338
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (6,890,552)  (10,748,397)      305,166   (3,633,763)
 Redemptions for contract benefits and terminations.........  (21,640,030)  (16,922,951)   (8,701,760)  (6,637,689)
 Contract maintenance charges...............................   (2,718,931)   (2,762,033)   (1,238,426)  (1,206,519)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (29,718,496)  (26,722,495)   (9,146,022)  (9,253,633)
                                                             ------------  ------------  ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................            9            --            --           --
                                                             ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (39,954,993)    4,445,374   (17,631,125)    (226,339)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  179,843,146   175,397,772    77,738,267   77,964,606
                                                             ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $139,888,153  $179,843,146  $ 60,107,142  $77,738,267
                                                             ============  ============  ============  ===========

                                                                  AXA AGGRESSIVE
                                                                    ALLOCATION*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    77,008  $    52,656
 Net realized gain (loss)...................................   2,116,205    1,256,370
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,998,411)   2,504,038
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,805,198)   3,813,064
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,991,599    3,563,425
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     798,414     (205,956)
 Redemptions for contract benefits and terminations.........  (1,755,770)  (1,347,683)
 Contract maintenance charges...............................      (4,468)      (4,775)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,029,775    2,005,011
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.....................          (9)          --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,775,432)   5,818,075
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,778,663   20,960,588
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $25,003,231  $26,778,663
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA AGGRESSIVE STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (7,027,311) $    9,528,993
 Net realized gain (loss).......................................................    107,644,131      49,302,057
 Net change in unrealized appreciation (depreciation) of investments............   (424,381,872)    355,992,324
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (323,765,052)    414,823,374
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    394,857,257     374,708,676
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      8,037,545     232,067,093
 Redemptions for contract benefits and terminations.............................   (165,261,718)   (104,925,791)
 Contract maintenance charges...................................................    (57,316,513)    (47,934,581)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    180,316,571     453,915,397
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          4,881          16,463
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (143,443,600)    868,755,234
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,578,153,408   2,709,398,174
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,434,709,808  $3,578,153,408
                                                                                 ==============  ==============

                                                                                     AXA BALANCED STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (6,558,095) $   (3,187,434)
 Net realized gain (loss).......................................................    113,272,157      63,301,204
 Net change in unrealized appreciation (depreciation) of investments............   (270,113,644)    173,147,275
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (163,399,582)    233,261,045
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    155,419,409     167,043,730
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (122,650,572)     42,667,520
 Redemptions for contract benefits and terminations.............................   (176,145,637)   (153,848,743)
 Contract maintenance charges...................................................    (48,717,822)    (46,958,041)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (192,094,622)      8,904,466
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            (70)            582
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (355,494,274)    242,166,093
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,033,569,789   2,791,403,696
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,678,075,515  $3,033,569,789
                                                                                 ==============  ==============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (3,261,547) $   (2,366,862)
 Net realized gain (loss).......................................................     51,740,270      29,388,776
 Net change in unrealized appreciation (depreciation) of investments............   (109,365,997)     58,400,077
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................    (60,887,274)     85,421,991
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     82,393,180      85,831,516
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (109,051,923)      5,229,912
 Redemptions for contract benefits and terminations.............................    (89,871,139)    (77,674,528)
 Contract maintenance charges...................................................    (21,751,992)    (21,644,045)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (138,281,874)     (8,257,145)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (241)            254
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (199,169,389)     77,165,100
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  1,397,488,933   1,320,323,833
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,198,319,544  $1,397,488,933
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       AXA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 ----------------------------
                                                                                      2018           2017
                                                                                 -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (1,709,505) $  (3,125,967)
 Net realized gain (loss).......................................................    17,444,249     15,332,808
 Net change in unrealized appreciation (depreciation) of investments............   (33,721,813)     8,796,574
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from operations................   (17,987,069)    21,003,415
                                                                                 -------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    33,374,528     36,912,006
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (60,019,316)   (57,012,525)
 Redemptions for contract benefits and terminations.............................   (72,056,557)   (70,104,386)
 Contract maintenance charges...................................................   (11,603,588)   (12,773,666)
                                                                                 -------------  -------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (110,304,933)  (102,978,571)
                                                                                 -------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            15          6,091
                                                                                 -------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (128,291,987)   (81,969,065)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   710,755,411    792,724,476
                                                                                 -------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 582,463,424  $ 710,755,411
                                                                                 =============  =============

                                                                                     AXA GLOBAL EQUITY
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (75,690) $   (60,931)
 Net realized gain (loss).......................................................   2,196,070      737,638
 Net change in unrealized appreciation (depreciation) of investments............  (4,185,609)   2,880,963
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,065,229)   3,557,670
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     297,072      873,013
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,369,343)    (494,476)
 Redemptions for contract benefits and terminations.............................  (1,324,116)  (1,095,197)
 Contract maintenance charges...................................................    (208,931)    (195,197)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,605,318)    (911,857)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,670,547)   2,645,813
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,569,331   14,923,518
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $12,898,784  $17,569,331
                                                                                 ===========  ===========

                                                                                      AXA GROWTH STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (9,274,158) $    5,990,767
 Net realized gain (loss).......................................................    144,892,610      73,428,195
 Net change in unrealized appreciation (depreciation) of investments............   (468,044,895)    378,210,484
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (332,426,443)    457,629,446
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    308,224,849     335,304,446
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (40,138,080)    159,327,526
 Redemptions for contract benefits and terminations.............................   (208,281,761)   (146,155,818)
 Contract maintenance charges...................................................    (70,105,413)    (62,456,343)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (10,300,405)    286,019,811
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (731)          9,837
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (342,727,579)    743,659,094
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,359,903,805   3,616,244,711
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,017,176,226  $4,359,903,805
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA INTERNATIONAL CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    32,467  $    27,903
 Net realized gain (loss).......................................................     431,786      179,763
 Net change in unrealized appreciation (depreciation) of investments............  (2,665,299)   2,575,344
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,201,046)   2,783,010
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     539,559      711,464
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (195,287)    (427,264)
 Redemptions for contract benefits and terminations.............................    (914,065)    (913,533)
 Contract maintenance charges...................................................    (163,826)    (156,448)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (733,619)    (785,781)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,934,665)   1,997,229
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,703,877   11,706,648
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,769,212  $13,703,877
                                                                                 ===========  ===========

                                                                                      AXA INTERNATIONAL
                                                                                     MANAGED VOLATILITY*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    331,549  $    571,888
 Net realized gain (loss).......................................................    3,475,210     3,601,844
 Net change in unrealized appreciation (depreciation) of investments............  (20,247,061)   18,772,861
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,440,302)   22,946,593
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      442,333     1,068,149
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    4,680,719    (9,012,553)
 Redemptions for contract benefits and terminations.............................  (13,171,147)   (9,623,006)
 Contract maintenance charges...................................................   (1,779,642)   (1,801,820)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (9,827,737)  (19,369,230)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (26,268,039)    3,577,363
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  113,325,884   109,748,521
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 87,057,845  $113,325,884
                                                                                 ============  ============

                                                                                 AXA INTERNATIONAL VALUE
                                                                                   MANAGED VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $     5,185  $   14,997
 Net realized gain (loss).......................................................     121,085      65,050
 Net change in unrealized appreciation (depreciation) of investments............    (658,383)    570,087
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (532,113)    650,134
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      38,836      40,196
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (107,712)     50,511
 Redemptions for contract benefits and terminations.............................    (459,359)   (415,022)
 Contract maintenance charges...................................................        (419)       (504)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (528,654)   (324,819)
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,060,767)    325,315
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   3,440,216   3,114,901
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 2,379,449  $3,440,216
                                                                                 ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    AXA LARGE CAP CORE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (54,638) $   (49,637)
 Net realized gain (loss).......................................................   1,302,053    1,231,476
 Net change in unrealized appreciation (depreciation) of investments............  (1,902,216)     678,442
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (654,801)   1,860,281
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      76,444      669,923
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,227,439)    (236,054)
 Redemptions for contract benefits and terminations.............................    (629,032)    (592,680)
 Contract maintenance charges...................................................    (211,173)    (202,630)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,991,200)    (361,441)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (2,646,001)   1,498,840
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,843,225    9,344,385
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,197,224  $10,843,225
                                                                                 ===========  ===========

                                                                                   AXA LARGE CAP GROWTH
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (255,267) $  (239,891)
 Net realized gain (loss).......................................................   3,997,027    3,478,525
 Net change in unrealized appreciation (depreciation) of investments............  (4,574,908)   2,583,874
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (833,148)   5,822,508
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     155,933      565,694
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,605,707)    (697,345)
 Redemptions for contract benefits and terminations.............................  (2,120,524)  (1,681,990)
 Contract maintenance charges...................................................    (419,419)    (389,237)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (3,989,717)  (2,202,878)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,822,865)   3,619,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,826,991   22,207,361
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $21,004,126  $25,826,991
                                                                                 ===========  ===========

                                                                                    AXA LARGE CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   234,920  $    20,268
 Net realized gain (loss).......................................................   2,729,322    1,217,458
 Net change in unrealized appreciation (depreciation) of investments............  (5,567,383)   1,598,553
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,603,141)   2,836,279
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     975,875    1,184,403
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,499,269)    (105,252)
 Redemptions for contract benefits and terminations.............................  (1,957,463)  (1,959,708)
 Contract maintenance charges...................................................    (267,117)    (284,667)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,747,974)  (1,165,224)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (5,351,115)   1,671,055
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  25,570,826   23,899,771
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $20,219,711  $25,570,826
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MID CAP VALUE
                                                                                    MANAGED VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (44,738) $   (69,738)
 Net realized gain (loss).......................................................   1,932,322    1,913,434
 Net change in unrealized appreciation (depreciation) of investments............  (4,319,721)     (29,605)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,432,137)   1,814,091
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     599,019    1,133,084
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,061,279)      26,582
 Redemptions for contract benefits and terminations.............................  (1,014,420)  (1,276,039)
 Contract maintenance charges...................................................    (254,919)    (264,993)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,731,599)    (381,366)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,163,736)   1,432,725
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,469,571   17,036,846
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,305,835  $18,469,571
                                                                                 ===========  ===========

                                                                                  AXA MODERATE ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    483,274  $    (66,541)
 Net realized gain (loss).......................................................    6,849,622     5,357,645
 Net change in unrealized appreciation (depreciation) of investments............  (16,917,343)    7,348,448
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (9,584,447)   12,639,552
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   28,476,268    20,082,267
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (777,044)   (3,572,138)
 Redemptions for contract benefits and terminations.............................  (13,100,316)  (10,559,973)
 Contract maintenance charges...................................................      (29,315)      (28,752)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   14,569,593     5,921,404
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       21,929       (21,889)
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    5,007,075    18,539,067
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  147,670,167   129,131,100
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $152,677,242  $147,670,167
                                                                                 ============  ============

                                                                                       AXA MODERATE GROWTH
                                                                                            STRATEGY*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (15,120,358) $     (494,154)
 Net realized gain (loss).......................................................    269,707,254     157,077,925
 Net change in unrealized appreciation (depreciation) of investments............   (658,154,684)    445,849,836
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (403,567,788)    602,433,607
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    284,475,838     293,986,018
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (125,491,546)    108,984,115
 Redemptions for contract benefits and terminations.............................   (423,271,844)   (333,922,139)
 Contract maintenance charges...................................................   (101,761,380)    (97,733,119)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (366,048,932)    (28,685,125)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................             27          (3,503)
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (769,616,693)    573,744,979
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  6,460,091,861   5,886,346,882
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $5,690,475,168  $6,460,091,861
                                                                                 ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                     AXA MODERATE-PLUS
                                                                                        ALLOCATION*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   228,323  $    63,644
 Net realized gain (loss).......................................................   3,990,548    2,973,362
 Net change in unrealized appreciation (depreciation) of investments............  (9,192,132)   3,698,784
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,973,261)   6,735,790
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,861,447    8,659,879
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     251,677   (1,327,149)
 Redemptions for contract benefits and terminations.............................  (5,078,453)  (6,248,827)
 Contract maintenance charges...................................................     (10,248)     (10,671)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   4,024,423    1,073,232
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (948,838)   7,809,022
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  57,974,943   50,165,921
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $57,026,105  $57,974,943
                                                                                 ===========  ===========

                                                                                     AXA ULTRA CONSERVATIVE
                                                                                           STRATEGY*
                                                                                 -----------------------------
                                                                                      2018            2017
                                                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    3,347,262  $  (1,484,451)
 Net realized gain (loss).......................................................       (704,940)   (10,298,365)
 Net change in unrealized appreciation (depreciation) of investments............     (1,960,856)    13,008,359
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from operations................        681,466      1,225,543
                                                                                 --------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................          1,023       (935,180)
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    981,239,448    (93,399,086)
 Redemptions for contract benefits and terminations.............................    (28,417,191)   (12,408,700)
 Contract maintenance charges...................................................     (5,153,251)    (2,569,218)
                                                                                 --------------  -------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    947,670,029   (109,312,184)
                                                                                 --------------  -------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         26,890            (25)
                                                                                 --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    948,378,385   (108,086,666)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................    131,243,681    239,330,347
                                                                                 --------------  -------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $1,079,622,066  $ 131,243,681
                                                                                 ==============  =============

                                                                                    AXA/AB DYNAMIC
                                                                                 AGGRESSIVE GROWTH*(H)
                                                                                 ---------------------
                                                                                         2018
                                                                                 ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................      $   415,606
 Net realized gain (loss).......................................................           (8,417)
 Net change in unrealized appreciation (depreciation) of investments............       (7,638,567)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from operations................       (7,231,378)
                                                                                      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................       82,305,930
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................        7,882,724
 Redemptions for contract benefits and terminations.............................         (304,767)
 Contract maintenance charges...................................................           (1,790)
                                                                                      -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................       89,882,097
                                                                                      -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................            3,084
                                                                                      -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................       82,653,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --
                                                                                      -----------

NET ASSETS -- END OF YEAR OR PERIOD.............................................      $82,653,803
                                                                                      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                   AXA/AB DYNAMIC GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,878,529) $ (1,164,629)
 Net realized gain (loss).......................................................    5,672,122     8,111,805
 Net change in unrealized appreciation (depreciation) of investments............  (56,803,490)   45,376,744
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (53,009,897)   52,323,920
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  123,625,503   123,900,952
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   21,613,795    33,854,488
 Redemptions for contract benefits and terminations.............................  (15,985,224)   (8,874,424)
 Contract maintenance charges...................................................   (8,405,834)   (5,661,556)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  120,848,240   143,219,460
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        2,203         7,333
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   67,840,546   195,550,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  534,452,239   338,901,526
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $602,292,785  $534,452,239
                                                                                 ============  ============

                                                                                     AXA/AB DYNAMIC MODERATE
                                                                                             GROWTH*
                                                                                 ------------------------------
                                                                                      2018            2017
                                                                                 --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (8,020,196) $   (5,605,336)
 Net realized gain (loss).......................................................     73,355,395      70,920,099
 Net change in unrealized appreciation (depreciation) of investments............   (257,738,267)    217,239,638
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from operations................   (192,403,068)    282,554,401
                                                                                 --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    147,748,168     146,824,054
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (178,884,822)      3,324,647
 Redemptions for contract benefits and terminations.............................   (156,551,989)   (122,447,065)
 Contract maintenance charges...................................................    (44,563,951)    (43,351,674)
                                                                                 --------------  --------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (232,252,594)    (15,650,038)
                                                                                 --------------  --------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (743)            512
                                                                                 --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (424,656,405)    266,904,875
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,775,305,725   2,508,400,850
                                                                                 --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $2,350,649,320  $2,775,305,725
                                                                                 ==============  ==============

                                                                                  AXA/AB SHORT DURATION
                                                                                    GOVERNMENT BOND*
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    9,258  $  (12,445)
 Net realized gain (loss).......................................................     (1,851)       (744)
 Net change in unrealized appreciation (depreciation) of investments............     (6,905)     (4,801)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................        502     (17,990)
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    818,300     348,857
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    498,115     182,572
 Redemptions for contract benefits and terminations.............................   (190,051)   (130,454)
 Contract maintenance charges...................................................       (150)        (33)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,126,214     400,942
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         35          11
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,126,751     382,963
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  2,044,993   1,662,030
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $3,171,744  $2,044,993
                                                                                 ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      AXA/AB SMALL CAP
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (995,851) $  (773,026)
 Net realized gain (loss).......................................................   12,664,311    5,908,599
 Net change in unrealized appreciation (depreciation) of investments............  (18,540,325)   7,482,724
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (6,871,865)  12,618,297
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    7,428,557    4,459,833
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (3,745,794)   2,178,651
 Redemptions for contract benefits and terminations.............................   (5,074,977)  (3,178,002)
 Contract maintenance charges...................................................     (320,391)    (315,453)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   (1,712,605)   3,145,029
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          (64)          64
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (8,584,534)  15,763,390
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   74,110,971   58,347,581
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 65,526,437  $74,110,971
                                                                                 ============  ===========

                                                                                    AXA/CLEARBRIDGE LARGE
                                                                                         CAP GROWTH*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,033,616) $ (1,070,478)
 Net realized gain (loss).......................................................    6,884,149     9,253,856
 Net change in unrealized appreciation (depreciation) of investments............   (6,408,015)    8,604,129
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................     (557,482)   16,787,507
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    2,649,373     1,618,834
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   (6,230,755)   (6,024,339)
 Redemptions for contract benefits and terminations.............................   (6,493,376)   (5,679,526)
 Contract maintenance charges...................................................     (283,012)     (294,573)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (10,357,770)  (10,379,604)
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (10,915,252)    6,407,903
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   82,107,910    75,700,007
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 71,192,658  $ 82,107,910
                                                                                 ============  ============

                                                                                   AXA/FRANKLIN BALANCED
                                                                                    MANAGED VOLATILITY*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    290,150  $   105,488
 Net realized gain (loss).......................................................     (398,298)     236,861
 Net change in unrealized appreciation (depreciation) of investments............   (1,255,756)     447,366
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (1,363,904)     789,715
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................      469,591      287,801
 Transfers between Variable Investment Options including guaranteed interest account, net.................................................................  (10,856,507)  11,787,669
 Redemptions for contract benefits and terminations.............................     (928,619)    (668,900)
 Contract maintenance charges...................................................      (88,402)     (91,140)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (11,403,937)  11,315,430
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           (7)         277
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (12,767,848)  12,105,422
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   21,715,694    9,610,272
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $  8,947,846  $21,715,694
                                                                                 ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  AXA/FRANKLIN SMALL CAP
                                                                                       VALUE MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   (94,697) $  (106,811)
 Net realized gain (loss).......................................................   1,877,629    1,810,950
 Net change in unrealized appreciation (depreciation) of investments............  (3,162,923)    (577,534)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,379,991)   1,126,605
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     350,881      461,861
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (988,634)     147,049
 Redemptions for contract benefits and terminations.............................  (1,133,764)  (1,072,175)
 Contract maintenance charges...................................................    (152,180)    (164,618)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (1,923,697)    (627,883)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,303,688)     498,722
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  12,019,957   11,521,235
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 8,716,269  $12,019,957
                                                                                 ===========  ===========

                                                                                  AXA/FRANKLIN TEMPLETON
                                                                                    ALLOCATION MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,956  $    27,060
 Net realized gain (loss).......................................................   2,871,765      711,477
 Net change in unrealized appreciation (depreciation) of investments............  (4,114,327)     893,769
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,160,606)   1,632,306
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     315,396      162,811
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (442,944)     309,808
 Redemptions for contract benefits and terminations.............................  (1,707,702)  (1,845,829)
 Contract maintenance charges...................................................    (104,060)    (100,367)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (1,939,310)  (1,473,577)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,099,916)     158,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  13,203,666   13,044,937
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $10,103,750  $13,203,666
                                                                                 ===========  ===========

                                                                                      AXA/GOLDMAN SACHS
                                                                                    STRATEGIC ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,888,359) $ (3,087,969)
 Net realized gain (loss).......................................................      886,357    25,903,094
 Net change in unrealized appreciation (depreciation) of investments............  (32,284,958)    8,686,996
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (33,286,960)   31,502,121
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   90,545,936    96,210,785
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   14,582,929    48,439,347
 Redemptions for contract benefits and terminations.............................  (13,624,781)   (9,826,498)
 Contract maintenance charges...................................................   (6,987,352)   (4,953,803)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   84,516,732   129,869,831
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        1,056         6,722
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   51,230,828   161,378,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  453,328,511   291,949,837
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $504,559,339  $453,328,511
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                    AXA/INVESCO STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,305,979) $ (2,050,367)
 Net realized gain (loss).......................................................    1,491,950     7,907,250
 Net change in unrealized appreciation (depreciation) of investments............  (16,775,742)    9,389,435
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (16,589,771)   15,246,318
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   42,690,042    51,630,777
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    7,183,040    12,397,749
 Redemptions for contract benefits and terminations.............................   (9,076,986)   (5,939,807)
 Contract maintenance charges...................................................   (3,699,368)   (2,696,277)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   37,096,728    55,392,442
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (823)        3,950
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   20,506,134    70,642,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  231,467,245   160,824,535
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $251,973,379  $231,467,245
                                                                                 ============  ============

                                                                                                            AXA/JPMORGAN
                                                                                                             STRATEGIC
                                                                                   AXA/JANUS ENTERPRISE*   ALLOCATION*(H)
                                                                                 ------------------------  --------------
                                                                                     2018         2017          2018
                                                                                 -----------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (803,064) $  (698,996)  $   (25,965)
 Net realized gain (loss).......................................................   3,623,989    5,156,202        82,008
 Net change in unrealized appreciation (depreciation) of investments............  (4,575,434)   6,864,408    (4,034,747)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................  (1,754,509)  11,321,614    (3,978,704)
                                                                                 -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   3,841,993    3,091,802    65,110,131
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     732,787   (1,131,642)    8,060,939
 Redemptions for contract benefits and terminations.............................  (4,534,609)  (3,179,160)      (84,980)
 Contract maintenance charges...................................................    (257,638)    (254,644)         (186)
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (217,467)  (1,473,644)   73,085,904
                                                                                 -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --         2,510
                                                                                 -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (1,971,976)   9,847,970    69,109,710
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  53,768,476   43,920,506            --
                                                                                 -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $51,796,500  $53,768,476   $69,109,710
                                                                                 ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on November 20, 2017 but had no units at December 31, 2017.

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                                  AXA/LEGG MASON STRATEGIC
                                                                                         ALLOCATION*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    144,557  $   (230,486)
 Net realized gain (loss).......................................................      488,611       219,225
 Net change in unrealized appreciation (depreciation) of investments............  (12,789,471)    7,164,057
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................  (12,156,303)    7,152,796
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   45,750,791    50,286,285
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   13,276,245    15,805,492
 Redemptions for contract benefits and terminations.............................   (3,788,551)   (2,014,954)
 Contract maintenance charges...................................................   (1,928,548)     (917,346)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   53,309,937    63,159,477
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         (186)        4,395
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   41,153,448    70,316,668
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  121,791,461    51,474,793
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $162,944,909  $121,791,461
                                                                                 ============  ============

                                                                                     AXA/LOOMIS SAYLES
                                                                                          GROWTH*
                                                                                 -------------------------
                                                                                     2018          2017
                                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $ (1,003,200) $  (650,534)
 Net realized gain (loss).......................................................   11,397,483    2,893,503
 Net change in unrealized appreciation (depreciation) of investments............  (14,193,255)  12,984,958
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from operations................   (3,798,972)  15,227,927
                                                                                 ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,631,002   11,055,337
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    1,961,940    7,055,626
 Redemptions for contract benefits and terminations.............................   (4,564,518)  (2,999,830)
 Contract maintenance charges...................................................     (114,737)    (102,850)
                                                                                 ------------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    7,913,687   15,008,283
                                                                                 ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --           --
                                                                                 ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    4,114,715   30,236,210
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   70,761,225   40,525,015
                                                                                 ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 74,875,940  $70,761,225
                                                                                 ============  ===========

                                                                                   AXA/TEMPLETON GLOBAL
                                                                                      EQUITY MANAGED
                                                                                        VOLATILITY*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   222,557  $   (16,477)
 Net realized gain (loss).......................................................   2,417,001      717,905
 Net change in unrealized appreciation (depreciation) of investments............  (5,002,050)   2,478,391
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (2,362,492)   3,179,819
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     541,905      771,882
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,240,695)    (536,579)
 Redemptions for contract benefits and terminations.............................  (1,243,189)  (1,544,753)
 Contract maintenance charges...................................................    (299,048)    (296,317)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners transactions.................................................................  (2,241,027)  (1,605,767)
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --           --
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (4,603,519)   1,574,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  18,663,863   17,089,811
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $14,060,344  $18,663,863
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        BLACKROCK GLOBAL          BLACKROCK LARGE CAP     CHARTER/SM/ AGGRESSIVE
                                                      ALLOCATION V.I. FUND      FOCUS GROWTH V.I. FUND           GROWTH*
                                                   --------------------------  ------------------------  -----------------------
                                                       2018          2017          2018         2017         2018        2017
                                                   ------------  ------------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (608,170) $    (57,930) $  (785,447) $  (544,090) $    16,116  $    5,213
 Net realized gain (loss).........................    5,397,833       920,815    6,967,811    7,547,105      313,646     170,567
 Net change in unrealized appreciation
   (depreciation) of investments..................  (15,128,981)   11,995,405   (7,690,087)   2,272,152   (1,116,331)    655,527
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (10,339,318)   12,858,290   (1,507,723)   9,275,167     (786,569)    831,307
                                                   ------------  ------------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   10,033,326    10,843,949    4,117,368    2,787,539    2,660,381     990,157
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (6,106,720)      (69,300)  15,359,085      516,639   (1,091,147)   (451,755)
 Redemptions for contract benefits and
   terminations...................................  (10,395,266)   (7,928,916)  (5,488,483)  (2,770,412)    (239,252)   (212,040)
 Contract maintenance charges.....................      (13,038)      (13,887)      (6,847)      (6,058)        (242)        (76)
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (6,481,698)    2,831,846   13,981,123      527,708    1,329,740     326,286
                                                   ------------  ------------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......           10            --          769          461           11          --
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (16,821,006)   15,690,136   12,474,169    9,803,336      543,182   1,157,593
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  121,107,409   105,417,273   43,358,604   33,555,268    6,418,419   5,260,826
                                                   ------------  ------------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $104,286,403  $121,107,409  $55,832,773  $43,358,604  $ 6,961,601  $6,418,419
                                                   ============  ============  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   CHARTER/SM/ CONSERVATIVE*    CHARTER/SM/ GROWTH*    CHARTER/SM/ MODERATE*(I)
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   238,718  $   146,593  $    55,558  $    17,580  $   224,402  $   154,372
 Net realized gain (loss).........................     670,964      233,632      362,987      328,147      646,975      430,964
 Net change in unrealized appreciation
   (depreciation) of investments..................  (2,349,128)   1,531,144   (1,814,094)   1,225,506   (2,949,894)   2,007,827
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,439,446)   1,911,369   (1,395,549)   1,571,233   (2,078,517)   2,593,163
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,447,018    5,023,636    3,052,621    1,433,515    4,135,871    6,430,953
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (2,146,569)  (2,046,362)      26,754   (1,157,388)    (326,524)   3,212,095
 Redemptions for contract benefits and
   terminations...................................  (2,314,813)  (2,762,610)    (310,902)    (774,734)  (2,682,936)  (2,293,518)
 Contract maintenance charges.....................      (1,089)        (371)        (503)        (243)      (1,661)        (863)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,984,547      214,293    2,767,970     (498,850)   1,124,750    7,348,667
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          40           --           --           --           27      (49,325)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............     545,141    2,125,662    1,372,421    1,072,383     (953,740)   9,892,505
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  31,054,247   28,928,585   13,482,458   12,410,075   33,504,031   23,611,526
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $31,599,388  $31,054,247  $14,854,879  $13,482,458  $32,550,291  $33,504,031
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(i)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     CHARTER/SM/ MODERATE    CHARTER/SM/ MULTI-SECTOR  CHARTER/SM/ SMALL CAP
                                                            GROWTH*                   BOND*                   GROWTH*
                                                   ------------------------  ----------------------   -----------------------
                                                       2018         2017        2018         2017         2018        2017
                                                   -----------  -----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   157,217  $    40,779  $   10,247   $    2,721  $   236,450  $  111,629
 Net realized gain (loss).........................     890,058      433,218     (31,766)     (18,996)   1,697,980     629,616
 Net change in unrealized appreciation
   (depreciation) of investments..................  (3,225,113)   2,020,670     (13,855)      32,198   (2,584,164)  1,098,937
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations................................  (2,177,838)   2,494,667     (35,374)      15,923     (649,734)  1,840,182
                                                   -----------  -----------  ----------   ----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   8,907,413    3,507,079      30,478       17,930      447,796     918,746
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (298,277)    (589,962)   (171,042)      64,485     (156,361)   (208,437)
 Redemptions for contract benefits and
   terminations...................................  (2,403,526)  (3,024,166)   (143,153)    (196,746)    (581,096)   (441,485)
 Contract maintenance charges.....................      (1,691)      (1,013)    (38,541)     (41,605)    (187,517)   (158,991)
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,203,919     (108,062)   (322,258)    (155,936)    (477,178)    109,833
                                                   -----------  -----------  ----------   ----------  -----------  ----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         189           --          --           --           --          --
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.............   4,026,270    2,386,605    (357,632)    (140,013)  (1,126,912)  1,950,015
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  24,243,713   21,857,108   1,798,697    1,938,710    9,947,390   7,997,375
                                                   -----------  -----------  ----------   ----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............... $28,269,983  $24,243,713  $1,441,065   $1,798,697  $ 8,820,478  $9,947,390
                                                   ===========  ===========  ==========   ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    CLEARBRIDGE VARIABLE
                                                          CHARTER/SM/ SMALL CAP       AGGRESSIVE GROWTH
                                                                 VALUE*                   PORTFOLIO
                                                        ------------------------  ------------------------
                                                            2018         2017         2018         2017
                                                        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (76,641) $   (31,084) $  (518,846) $  (534,579)
 Net realized gain (loss)..............................   1,208,340    1,115,069    2,846,256    2,589,163
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,564,964)      51,939   (7,314,313)   4,584,164
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (2,433,265)   1,135,924   (4,986,903)   6,638,748
                                                        -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,015,346      828,991    4,102,816    5,234,621
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   4,062,630   (7,046,276)  (3,762,387)  (1,616,510)
 Redemptions for contract benefits and terminations....  (1,589,394)    (783,173)  (2,387,037)  (1,753,591)
 Contract maintenance charges..........................    (195,521)    (197,366)      (7,687)      (6,959)
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   3,293,061   (7,197,824)  (2,054,295)   1,857,561
                                                        -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          --           --           --           --
                                                        -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     859,796   (6,061,900)  (7,041,198)   8,496,309
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  13,783,618   19,845,518   53,721,200   45,224,891
                                                        -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $14,643,414  $13,783,618  $46,680,002  $53,721,200
                                                        ===========  ===========  ===========  ===========

                                                          CLEARBRIDGE VARIABLE
                                                         APPRECIATION PORTFOLIO
                                                        ------------------------
                                                            2018         2017
                                                        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   (22,385) $   (21,056)
 Net realized gain (loss)..............................     819,068      460,276
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,281,829)   1,267,049
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................    (485,146)   1,706,269
                                                        -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   2,427,138    3,288,386
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (276,221)    (170,168)
 Redemptions for contract benefits and terminations....    (725,572)    (272,385)
 Contract maintenance charges..........................      (2,091)      (1,799)
                                                        -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,423,254    2,844,034
                                                        -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          53           --
                                                        -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     938,161    4,550,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  12,892,541    8,342,238
                                                        -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $13,830,702  $12,892,541
                                                        ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   CLEARBRIDGE VARIABLE
                                                                                     DIVIDEND STRATEGY
                                                                                         PORTFOLIO
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    43,893  $    37,360
 Net realized gain (loss).......................................................   2,802,243      375,172
 Net change in unrealized appreciation (depreciation) of investments............  (4,741,080)   3,793,999
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (1,894,944)   4,206,531
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   5,070,622    4,421,807
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (454,724)   1,055,255
 Redemptions for contract benefits and terminations.............................  (1,394,504)  (1,017,127)
 Contract maintenance charges...................................................      (3,054)      (2,634)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   3,218,340    4,457,301
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         421          149
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   1,323,817    8,663,981
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  30,208,268   21,544,287
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $31,532,085  $30,208,268
                                                                                 ===========  ===========

                                                                                  CLEARBRIDGE VARIABLE
                                                                                    MID CAP PORTFOLIO
                                                                                 ----------------------
                                                                                    2018        2017
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (56,559) $  (48,855)
 Net realized gain (loss).......................................................     92,498     260,223
 Net change in unrealized appreciation (depreciation) of investments............   (724,029)    227,108
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from operations................   (688,090)    438,476
                                                                                 ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................    478,997     846,698
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     (9,325)   (261,449)
 Redemptions for contract benefits and terminations.............................   (118,925)   (128,293)
 Contract maintenance charges...................................................       (849)       (790)
                                                                                 ----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    349,898     456,166
                                                                                 ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --          24
                                                                                 ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   (338,192)    894,666
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  4,608,665   3,713,999
                                                                                 ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,270,473  $4,608,665
                                                                                 ==========  ==========

                                                                                 DELAWARE VIP(R) DIVERSIFIED
                                                                                       INCOME SERIES
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   309,691   $   165,810
 Net realized gain (loss).......................................................    (116,924)      (64,006)
 Net change in unrealized appreciation (depreciation) of investments............    (809,779)      420,363
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (617,012)      522,167
                                                                                 -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   2,458,099     3,064,914
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     103,566     1,384,931
 Redemptions for contract benefits and terminations.............................    (950,696)   (1,000,638)
 Contract maintenance charges...................................................        (555)         (175)
                                                                                 -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   1,610,414     3,449,032
                                                                                 -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --            --
                                                                                 -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................     993,402     3,971,199
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  17,337,183    13,365,984
                                                                                 -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $18,330,585   $17,337,183
                                                                                 ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 DELAWARE VIP(R) EMERGING
                                                                                     MARKETS SERIES
                                                                                 ----------------------
                                                                                    2018         2017
                                                                                 ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   69,281   $  (17,885)
 Net realized gain (loss).......................................................     89,749      185,433
 Net change in unrealized appreciation (depreciation) of investments............   (947,582)     382,295
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from operations................   (788,552)     549,843
                                                                                 ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  1,485,169      831,396
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    610,371    1,178,308
 Redemptions for contract benefits and terminations.............................   (120,733)    (401,073)
 Contract maintenance charges...................................................        (75)         (54)
                                                                                 ----------   ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  1,974,732    1,608,577
                                                                                 ----------   ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................         --           --
                                                                                 ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  1,186,180    2,158,420
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  3,192,538    1,034,118
                                                                                 ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $4,378,718   $3,192,538
                                                                                 ==========   ==========

                                                                                 DELAWARE VIP(R) LIMITED-TERM
                                                                                 DIVERSIFIED INCOME SERIES
                                                                                 ---------------------------
                                                                                     2018           2017
                                                                                  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   121,084    $    59,820
 Net realized gain (loss).......................................................     (45,050)       (10,529)
 Net change in unrealized appreciation (depreciation) of investments............    (187,009)        16,048
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from operations................    (110,975)        65,339
                                                                                  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   1,486,113      1,766,737
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................     533,927         39,794
 Redemptions for contract benefits and terminations.............................  (2,233,442)      (677,390)
 Contract maintenance charges...................................................        (361)           (89)
                                                                                  -----------   -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................    (213,763)     1,129,052
                                                                                  -----------   -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --             --
                                                                                  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    (324,738)     1,194,391
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  10,220,735      9,026,344
                                                                                  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 9,895,997    $10,220,735
                                                                                  ===========   ===========

                                                                                 EATON VANCE VT FLOATING-
                                                                                     RATE INCOME FUND
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $   921,575  $   492,456
 Net realized gain (loss).......................................................     176,995       12,387
 Net change in unrealized appreciation (depreciation) of investments............  (2,008,730)      (1,729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (910,160)     503,114
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................  12,990,660    6,603,495
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   9,487,925    1,873,707
 Redemptions for contract benefits and terminations.............................  (3,668,393)  (1,119,260)
 Contract maintenance charges...................................................      (1,428)        (729)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  18,808,764    7,357,213
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................       5,827        6,488
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  17,904,431    7,866,815
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  28,322,051   20,455,236
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $46,226,482  $28,322,051
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/AMERICAN CENTURY      EQ/BLACKROCK BASIC
                                                                                 MID CAP VALUE*(C)(J)        VALUE EQUITY*
                                                                                 -------------------- --------------------------
                                                                                         2018             2018          2017
                                                                                 -------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................................     $    389,731     $    319,639  $     43,109
 Net realized gain (loss).......................................................         (160,402)      18,705,911     4,529,470
 Net change in unrealized appreciation (depreciation) of investments............      (15,352,879)     (31,908,681)    4,628,496
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from operations................      (15,123,550)     (12,883,131)    9,201,075
                                                                                     ------------     ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................        2,237,710        8,895,041    10,436,743
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      139,751,023       (5,561,375)   (2,682,537)
 Redemptions for contract benefits and terminations.............................       (1,687,735)     (10,506,017)   (8,704,293)
 Contract maintenance charges...................................................           (2,965)         (18,957)      (19,394)
                                                                                     ------------     ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................      140,298,033       (7,191,308)     (969,481)
                                                                                     ------------     ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      125,174,483      (20,074,439)    8,231,594
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................               --      147,621,004   139,389,410
                                                                                     ------------     ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD.............................................     $125,174,483     $127,546,565  $147,621,004
                                                                                     ============     ============  ============

                                                                                    EQ/CAPITAL GUARDIAN
                                                                                         RESEARCH*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  (180,897) $  (136,477)
 Net realized gain (loss).......................................................   3,476,895    2,504,568
 Net change in unrealized appreciation (depreciation) of investments............  (4,283,609)   1,620,192
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................    (987,611)   3,988,283
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     267,576    1,208,221
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................  (1,134,351)    (753,876)
 Redemptions for contract benefits and terminations.............................  (1,728,948)  (1,289,332)
 Contract maintenance charges...................................................    (110,265)     (97,567)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (2,705,988)    (932,554)
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (3,693,599)   3,055,729
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  19,947,553   16,891,824
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $16,253,954  $19,947,553
                                                                                 ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(j)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  EQ/CLEARBRIDGE SELECT
                                                                                      EQUITY MANAGED
                                                                                       VOLATILITY*
                                                                                 -----------------------
                                                                                     2018        2017
                                                                                 -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    81,402  $  (20,205)
 Net realized gain (loss).......................................................   1,934,591     483,668
 Net change in unrealized appreciation (depreciation) of investments............  (2,452,889)     39,208
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from operations................    (436,896)    502,671
                                                                                 -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................     930,459     150,004
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    (141,480)   (452,958)
 Redemptions for contract benefits and terminations.............................    (222,838)   (171,375)
 Contract maintenance charges...................................................     (57,426)    (59,213)
                                                                                 -----------  ----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................     508,715    (533,542)
                                                                                 -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          --          --
                                                                                 -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................      71,819     (30,871)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   4,247,043   4,277,914
                                                                                 -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 4,318,862  $4,247,043
                                                                                 ===========  ==========


                                                                                  EQ/COMMON STOCK INDEX*
                                                                                 ------------------------
                                                                                     2018         2017
                                                                                 -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $    41,246  $    31,466
 Net realized gain (loss).......................................................   5,010,128    1,310,284
 Net change in unrealized appreciation (depreciation) of investments............  (9,481,433)   6,122,654
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from operations................  (4,430,059)   7,464,404
                                                                                 -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   8,746,207    8,922,609
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................   3,192,766    2,901,916
 Redemptions for contract benefits and terminations.............................  (3,240,453)  (2,685,978)
 Contract maintenance charges...................................................      (8,469)      (6,625)
                                                                                 -----------  -----------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   8,690,051    9,131,922
                                                                                 -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................          50          517
                                                                                 -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........................................   4,260,042   16,596,843
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  51,309,913   34,713,070
                                                                                 -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $55,569,955  $51,309,913
                                                                                 ===========  ===========


                                                                                     EQ/CORE BOND INDEX*
                                                                                 --------------------------
                                                                                     2018          2017
                                                                                 ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  1,231,746  $    501,479
 Net realized gain (loss).......................................................   (2,424,628)     (282,526)
 Net change in unrealized appreciation (depreciation) of investments............   (3,070,592)     (190,323)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from operations................   (4,263,474)       28,630
                                                                                 ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   10,564,454    12,565,522
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................      581,439    24,741,175
 Redemptions for contract benefits and terminations.............................  (36,444,388)  (30,854,642)
 Contract maintenance charges...................................................   (4,734,545)   (4,909,546)
                                                                                 ------------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................  (30,033,040)    1,542,509
                                                                                 ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................           --            --
                                                                                 ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........................................  (34,296,514)    1,571,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................  333,710,958   332,139,819
                                                                                 ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $299,414,444  $333,710,958
                                                                                 ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                 EQ/FIDELITY
                                                          EQ/EMERGING MARKETS                                INSTITUTIONAL AM/SM/
                                                              EQUITY PLUS*          EQ/EQUITY 500 INDEX*      LARGE CAP*(C)(K)
                                                        -----------------------  --------------------------  -------------------
                                                            2018        2017         2018          2017             2018
                                                        -----------  ----------  ------------  ------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $       844  $  (18,655) $    490,025  $    504,782     $    (59,224)
 Net realized gain (loss)..............................     454,667     465,046    17,760,946     9,649,529         (332,752)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (1,977,365)  1,099,471   (40,008,106)   36,363,982      (19,533,318)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,521,854)  1,545,862   (21,757,135)   46,518,293      (19,925,294)
                                                        -----------  ----------  ------------  ------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,497,811   1,127,533    38,818,721    43,021,263        1,718,406
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     483,631     938,554    15,123,642    25,368,423      171,640,616
 Redemptions for contract benefits and terminations....    (533,398)   (283,276)  (23,969,181)  (16,020,782)      (2,414,231)
 Contract maintenance charges..........................        (759)       (615)      (30,849)      (25,534)          (4,009)
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   1,447,285   1,782,196    29,942,333    52,343,370      170,940,782
                                                        -----------  ----------  ------------  ------------     ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          33          --            21            --               --
                                                        -----------  ----------  ------------  ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..................     (74,536)  3,328,058     8,185,219    98,861,663      151,015,488
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   7,516,053   4,187,995   309,432,937   210,571,274               --
                                                        -----------  ----------  ------------  ------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 7,441,517  $7,516,053  $317,618,156  $309,432,937     $151,015,488
                                                        ===========  ==========  ============  ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(k)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/FRANKLIN RISING EQ/FRANKLIN STRATEGIC
                                                         DIVIDENDS*(C)(L)      INCOME*(C)(M)       EQ/GLOBAL BOND PLUS*
                                                        ------------------ --------------------- ------------------------
                                                               2018                2018              2018         2017
                                                        ------------------ --------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................    $     9,037          $   235,601      $   (17,091) $  (139,383)
 Net realized gain (loss)..............................        (50,456)             (17,289)        (198,070)    (168,447)
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (5,968,855)          (1,106,647)         (87,070)     624,838
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................     (6,010,274)            (888,335)        (302,231)     317,008
                                                           -----------          -----------      -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      1,900,673              530,452          129,619      193,098
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........     80,660,883           57,929,770         (390,080)     (21,083)
 Redemptions for contract benefits and terminations....       (839,724)            (899,055)        (798,519)    (736,933)
 Contract maintenance charges..........................         (1,536)              (1,338)        (106,393)    (107,403)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     81,720,296           57,559,829       (1,165,373)    (672,321)
                                                           -----------          -----------      -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................          3,079                   (7)              --           --
                                                           -----------          -----------      -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................     75,713,101           56,671,487       (1,467,604)    (355,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............             --                   --        9,747,089   10,102,402
                                                           -----------          -----------      -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................    $75,713,101          $56,671,487      $ 8,279,485  $ 9,747,089
                                                           ===========          ===========      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(l)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
(m)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/GOLDMAN SACHS         EQ/INTERMEDIATE        EQ/INTERNATIONAL EQUITY
                                                   MID CAP VALUE*(C)(N)      GOVERNMENT BOND*                INDEX*
                                                   -------------------- --------------------------  ------------------------
                                                           2018             2018          2017          2018         2017
                                                   -------------------- ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................     $   (17,996)     $   (226,410) $   (727,658) $   573,226  $   661,685
 Net realized gain (loss).........................         (27,423)         (776,744)      (47,713)     (96,814)  (2,162,995)
 Net change in unrealized appreciation
   (depreciation) of investments..................      (2,524,726)          144,983      (559,638)  (8,847,069)   9,430,028
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      (2,570,145)         (858,171)   (1,335,009)  (8,370,657)   7,928,718
                                                       -----------      ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         281,498         2,277,535     2,579,328    6,402,575    7,459,929
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....      26,999,097         4,360,402     9,897,905    2,085,513    2,983,892
 Redemptions for contract benefits and
   terminations...................................        (514,206)      (15,947,115)  (12,245,657)  (6,564,213)  (2,571,119)
 Contract maintenance charges.....................            (796)       (1,849,860)   (1,857,906)      (4,295)      (3,762)
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............      26,765,593       (11,159,038)   (1,626,330)   1,919,580    7,868,940
                                                       -----------      ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......              --                (6)           --           17          281
                                                       -----------      ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............      24,195,448       (12,017,215)   (2,961,339)  (6,451,060)  15,797,939
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........              --       123,980,993   126,942,332   49,631,910   33,833,971
                                                       -----------      ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............     $24,195,448      $111,963,778  $123,980,993  $43,180,850  $49,631,910
                                                       ===========      ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                       EQ/INVESCO
                                                                                   EQ/INVESCO GLOBAL  INTERNATIONAL
                                                           EQ/INVESCO COMSTOCK*    REAL ESTATE*(C)(O) GROWTH*(C)(P)
                                                        -------------------------  ------------------ -------------
                                                            2018          2017            2018            2018
                                                        ------------  -----------  ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $    116,888  $  (232,994)    $   181,428      $   (27,941)
 Net realized gain (loss)..............................    4,487,922    1,473,168          30,053          (45,122)
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (11,426,857)   4,588,103      (1,220,364)      (2,317,808)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (6,822,047)   5,828,277      (1,008,883)      (2,390,871)
                                                        ------------  -----------     -----------      -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    4,896,504    1,837,310         543,407          510,579
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    7,442,705      (83,999)     68,146,377       44,581,766
 Redemptions for contract benefits and terminations....   (3,825,851)  (2,467,702)     (1,150,934)        (683,791)
 Contract maintenance charges..........................     (171,523)    (176,669)         (1,697)          (1,178)
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    8,341,835     (891,060)     67,537,153       44,407,376
                                                        ------------  -----------     -----------      -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................           --           --           1,943            1,254
                                                        ------------  -----------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS..................    1,519,788    4,937,217      66,530,213       42,017,759
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............   41,313,716   36,376,499              --               --
                                                        ------------  -----------     -----------      -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $ 42,833,504  $41,313,716     $66,530,213      $42,017,759
                                                        ============  ===========     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a substitution on October 22, 2018.
(p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/IVY MID CAP EQ/IVY SCIENCE AND
                                                        EQ/IVY ENERGY*(C)(Q) GROWTH*(C)(R)  TECHNOLOGY*(C)(S)
                                                        -------------------- -------------- ------------------
                                                                2018              2018             2018
                                                        -------------------- -------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................     $    (46,221)     $  (169,673)     $   (235,131)
 Net realized gain (loss)..............................         (388,716)         (73,853)         (126,047)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (9,910,107)      (5,505,591)      (10,218,455)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................      (10,345,044)      (5,749,117)      (10,579,633)
                                                            ------------      -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          372,082          696,986         1,531,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       31,669,814       62,620,176        88,664,127
 Redemptions for contract benefits and terminations....         (398,769)        (716,299)         (980,226)
 Contract maintenance charges..........................             (673)          (1,878)           (1,888)
                                                            ------------      -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       31,642,454       62,598,985        89,213,107
                                                            ------------      -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................              438               --             2,157
                                                            ------------      -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       21,297,848       56,849,868        78,635,631
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --               --                --
                                                            ------------      -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................     $ 21,297,848      $56,849,868      $ 78,635,631
                                                            ============      ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(q)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
(r)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
(s)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       EQ/JPMORGAN VALUE        EQ/LARGE CAP GROWTH       EQ/LARGE CAP VALUE
                                                        OPPORTUNITIES*                INDEX*                    INDEX*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   (99,293) $  (112,337) $  (494,535) $  (303,960) $   317,490  $   235,912
 Net realized gain (loss).........................   2,768,277    3,739,218    6,439,260    3,367,495    2,523,443    1,882,108
 Net change in unrealized appreciation
   (depreciation) of investments..................  (6,215,141)    (704,445)  (8,981,034)  10,528,405   (7,249,632)   1,757,075
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,546,157)   2,922,436   (3,036,309)  13,591,940   (4,408,699)   3,875,095
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     384,677    1,788,987    9,076,385    8,285,446    5,037,452    5,902,827
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     753,715    1,330,825    2,269,117    5,941,861      693,437    4,264,534
 Redemptions for contract benefits and
   terminations...................................  (1,781,774)  (1,271,933)  (6,418,827)  (2,960,967)  (2,590,656)  (2,191,734)
 Contract maintenance charges.....................    (193,672)    (159,494)      (7,576)      (5,865)      (3,970)      (3,146)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (837,054)   1,688,385    4,919,099   11,260,475    3,136,263    7,972,481
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          --           --          104          441           --           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,383,211)   4,610,821    1,882,894   24,852,856   (1,272,436)  11,847,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  21,945,227   17,334,406   67,925,753   43,072,897   41,092,564   29,244,988
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,562,016  $21,945,227  $69,808,647  $67,925,753  $39,820,128  $41,092,564
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         EQ/LAZARD EMERGING      EQ/MFS INTERNATIONAL    EQ/MFS INTERNATIONAL
                                                        MARKETS EQUITY*(C)(T)          GROWTH*               VALUE*(C)(U)
                                                        --------------------- -------------------------  --------------------
                                                                2018              2018          2017             2018
                                                        --------------------- ------------  -----------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................      $   (89,030)     $   (222,734) $  (212,297)     $   (607,690)
 Net realized gain (loss)..............................            4,888         6,216,746    2,279,934          (121,346)
 Net change in unrealized appreciation (depreciation)
   of investments......................................       (1,010,282)      (12,031,126)   8,176,246        (9,462,479)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (1,094,424)       (6,037,114)  10,243,883       (10,191,515)
                                                             -----------      ------------  -----------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................          896,937         8,421,046    5,163,964         3,365,332
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........       81,036,493         4,340,047    2,245,244       221,543,408
 Redemptions for contract benefits and terminations....       (1,159,963)       (3,211,542)  (2,270,926)       (2,964,744)
 Contract maintenance charges..........................           (2,342)         (177,118)    (177,118)           (5,146)
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................       80,771,125         9,372,433    4,961,164       221,938,850
                                                             -----------      ------------  -----------      ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               --               282          199                --
                                                             -----------      ------------  -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS..................       79,676,701         3,335,601   15,205,246       211,747,335
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............               --        47,219,982   32,014,736                --
                                                             -----------      ------------  -----------      ------------

NET ASSETS -- END OF YEAR OR PERIOD....................      $79,676,701      $ 50,555,583  $47,219,982      $211,747,335
                                                             ===========      ============  ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(t)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
(u)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 EQ/MFS UTILITIES
                                                        EQ/MFS TECHNOLOGY*(C)(V)  SERIES*(C)(W)       EQ/MID CAP INDEX*
                                                        ------------------------ ---------------- -------------------------
                                                                  2018                 2018           2018          2017
                                                        ------------------------ ---------------- ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................       $  (105,230)         $   112,136    $   (295,089) $  (358,537)
 Net realized gain (loss)..............................          (209,287)             (31,622)      9,597,709    9,760,485
 Net change in unrealized appreciation (depreciation)
   of investments......................................        (3,726,671)          (1,971,606)    (21,273,974)   1,058,032
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................        (4,041,188)          (1,891,092)    (11,971,354)  10,459,980
                                                              -----------          -----------    ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................           395,531              466,298      10,037,835    9,445,094
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........        37,398,932           52,444,387       1,827,773   (2,646,023)
 Redemptions for contract benefits and terminations....          (632,026)            (796,647)     (5,513,090)  (4,330,118)
 Contract maintenance charges..........................              (863)              (1,178)         (8,911)      (7,259)
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................        37,161,574           52,112,860       6,343,607    2,461,694
                                                              -----------          -----------    ------------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................               928                1,374               5           --
                                                              -----------          -----------    ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................        33,121,314           50,223,142      (5,627,742)  12,921,674
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............                --                   --      88,031,795   75,110,121
                                                              -----------          -----------    ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD....................       $33,121,314          $50,223,142    $ 82,404,053  $88,031,795
                                                              ===========          ===========    ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(v)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
(w)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                   EQ/PIMCO GLOBAL REAL
                                               EQ/MONEY MARKET*         EQ/OPPENHEIMER GLOBAL*          RETURN*(X)
                                         ---------------------------  -------------------------  ------------------------
                                             2018           2017          2018          2017         2018         2017
                                         ------------  -------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (98,053) $  (1,327,908) $   (937,667) $  (594,420) $   312,974  $    16,226
 Net realized gain (loss)...............        3,019          3,852     8,122,539    2,015,437      (48,378)      10,828
 Net change in unrealized appreciation
   (depreciation) of investments........        2,304            113   (19,182,377)  18,620,816     (881,045)     268,371
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............      (92,730)    (1,323,943)  (11,997,505)  20,041,833     (616,449)     295,425
                                         ------------  -------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  107,736,876    117,690,858    10,177,183    6,482,505    3,097,724    3,930,247
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (75,705,365)  (125,378,724)   (5,137,819)   8,340,043    2,868,459    4,332,150
 Redemptions for contract benefits and
   terminations.........................  (33,855,310)   (20,604,799)   (5,597,227)  (3,402,069)  (1,570,074)  (1,194,519)
 Contract maintenance charges...........     (325,399)      (350,508)     (262,102)    (242,872)      (1,936)      (1,326)
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,149,198)   (28,643,173)     (819,965)  11,177,607    4,394,173    7,066,552
                                         ------------  -------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 70..............          (90)            --            (6)       1,991          124       (4,300)
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   (2,242,018)   (29,967,116)  (12,817,476)  31,221,431    3,777,848    7,357,677
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,783,466    153,750,582    85,126,965   53,905,534   21,118,079   13,760,402
                                         ------------  -------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $121,541,448  $ 123,783,466  $ 72,309,489  $85,126,965  $24,895,927  $21,118,079
                                         ============  =============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(x)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO REAL EQ/PIMCO TOTAL
                                                        RETURN*(C)(Y) RETURN*(C)(Z)  EQ/PIMCO ULTRA SHORT BOND*
                                                        ------------- -------------- ------------------------
                                                            2018           2018          2018          2017
                                                        ------------- -------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..........................  $    80,324   $    665,155  $   374,299   $   (35,783)
 Net realized gain (loss)..............................       76,591        585,105       76,176        64,977
 Net change in unrealized appreciation (depreciation)
   of investments......................................     (164,777)     1,005,531     (644,786)      135,731
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................       (7,862)     2,255,791     (194,311)      164,925
                                                         -----------   ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................      310,704      2,549,886    6,414,982     4,262,460
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........   49,195,630    163,219,796    8,437,022      (325,746)
 Redemptions for contract benefits and terminations....   (1,041,169)    (2,683,493)  (2,905,668)   (3,855,887)
 Contract maintenance charges..........................       (1,471)        (3,392)     (32,390)      (34,729)
                                                         -----------   ------------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................   48,463,694    163,082,797   11,913,946        46,098
                                                         -----------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   48,455,832    165,338,588   11,719,635       211,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............           --             --   33,017,712    32,806,689
                                                         -----------   ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD....................  $48,455,832   $165,338,588  $44,737,347   $33,017,712
                                                         ===========   ============  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(y)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
(z)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/T. ROWE PRICE GROWTH
                                                   EQ/QUALITY BOND PLUS*    EQ/SMALL COMPANY INDEX*             STOCK*
                                                 ------------------------  -------------------------  --------------------------
                                                     2018         2017         2018          2017         2018          2017
                                                 -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $    34,918  $   (63,240) $   (228,325) $  (180,492) $ (3,135,933) $ (2,550,810)
 Net realized gain (loss).......................    (303,903)     (12,050)    6,772,485    4,927,475    30,648,281    24,612,950
 Net change in unrealized appreciation
   (depreciation) of investments................    (157,451)      48,331   (15,968,668)   1,725,218   (34,853,691)   25,363,148
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................    (426,436)     (26,959)   (9,424,508)   6,472,201    (7,341,343)   47,425,288
                                                 -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     383,071    1,204,124     6,562,347    6,981,749    29,478,198    22,374,799
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     (22,479)   3,335,494     8,690,983   (4,865,162)   (5,135,386)   12,685,196
 Redemptions for contract benefits and
   terminations.................................  (1,743,528)  (1,987,391)   (6,960,832)  (3,037,246)  (16,590,006)   (9,718,263)
 Contract maintenance charges...................    (578,466)    (578,698)       (6,166)      (4,964)     (457,649)     (442,129)
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...  (1,961,402)   1,973,529     8,286,332     (925,623)    7,295,157    24,899,603
                                                 -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --             7           --            --         1,752
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........  (2,387,838)   1,946,570    (1,138,169)   5,546,578       (46,186)   72,326,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  28,719,876   26,773,306    60,659,490   55,112,912   213,104,354   140,777,711
                                                 -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $26,332,038  $28,719,876  $ 59,521,321  $60,659,490  $213,058,168  $213,104,354
                                                 ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      EQ/T. ROWE PRICE         EQ/UBS GROWTH &        FEDERATED HIGH INCOME
                                                   HEALTH SCIENCES*(C)(AA)         INCOME*                BOND FUND II
                                                   ----------------------- -----------------------  ------------------------
                                                            2018               2018        2017         2018         2017
                                                   ----------------------- -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................      $   (431,250)      $   (88,370) $  (94,934) $ 1,266,039  $   872,852
 Net realized gain (loss).........................          (157,561)          963,725     693,063     (215,962)     110,814
 Net change in unrealized appreciation
   (depreciation) of investments..................       (16,272,365)       (1,890,953)    758,654   (2,033,038)    (102,851)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................       (16,861,176)       (1,015,598)  1,356,783     (982,961)     880,815
                                                        ------------       -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............         2,621,761            30,257     284,345    3,215,964    4,123,413
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....       161,534,885          (595,930)   (388,604)     100,902      220,305
 Redemptions for contract benefits and
   terminations...................................        (2,183,446)         (401,754)   (378,344)  (1,213,734)    (830,472)
 Contract maintenance charges.....................            (3,564)         (166,274)   (163,593)        (672)        (241)
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............       161,969,636        (1,133,701)   (646,196)   2,102,460    3,513,005
                                                        ------------       -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......             6,114                --          --           --           --
                                                        ------------       -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............       145,114,574        (2,149,299)    710,587    1,119,499    4,393,820
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........                --         7,925,735   7,215,148   19,170,770   14,776,950
                                                        ------------       -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD...............      $145,114,574       $ 5,776,436  $7,925,735  $20,290,269  $19,170,770
                                                        ============       ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on October 22, 2018.
(aa)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                       FIDELITY(R) VIP ASSET   FIDELITY(R) VIP
                                                                 FEDERATED KAUFMANN      MANAGER: GROWTH         FREEDOM 2015
                                                                      FUND II               PORTFOLIO             PORTFOLIO
                                                              -----------------------  -------------------   -------------------
                                                                  2018        2017        2018       2017       2018      2017
                                                              -----------  ----------  ---------   --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................ $  (121,119) $  (63,614) $  (2,894)  $ (2,459) $  (1,444) $   (474)
 Net realized gain (loss)....................................     713,028     491,150     60,168    125,286     84,708    31,046
 Net change in unrealized appreciation (depreciation) of
   investments...............................................    (903,729)    810,463   (118,770)     2,543   (107,156)   76,928
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   operations................................................    (311,820)  1,237,999    (61,496)   125,370    (23,892)  107,500
                                                              -----------  ----------  ---------   --------  ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......................   3,691,828   1,460,714      2,835     14,071         (8)       --
 Transfers between Variable Investment Options including
   guaranteed interest account, net..........................   1,992,381     539,644    (78,296)   120,791    (37,691)  318,616
 Redemptions for contract benefits and terminations..........    (277,880)   (185,751)  (174,539)   (93,423)  (479,628)  (49,604)
 Contract maintenance charges................................        (311)        (67)      (239)      (228)       (77)      (60)
                                                              -----------  ----------  ---------   --------  ---------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...............................   5,406,018   1,814,540   (250,239)    41,211   (517,404)  268,952
                                                              -----------  ----------  ---------   --------  ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS........................   5,094,198   3,052,539   (311,735)   166,581   (541,296)  376,452
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....................   7,249,566   4,197,027    908,381    741,800    975,157   598,705
                                                              -----------  ----------  ---------   --------  ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD.......................... $12,343,764  $7,249,566  $ 596,646   $908,381  $ 433,861  $975,157
                                                              ===========  ==========  =========   ========  =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM
                                                              2020 PORTFOLIO          2025 PORTFOLIO          2030 PORTFOLIO
                                                          ----------------------  ----------------------  ----------------------
                                                             2018        2017        2018        2017        2018        2017
                                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................ $   (1,060) $     (399) $   (1,145) $   (2,009) $   (3,061) $   (3,164)
 Net realized gain (loss)................................     55,068      48,306      44,811      62,423      68,099      61,534
 Net change in unrealized appreciation (depreciation) of
   investments...........................................   (161,708)    104,291    (175,194)    129,799    (147,421)    108,581
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations............................................   (107,700)    152,198    (131,528)    190,213     (82,383)    166,951
                                                          ----------  ----------  ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...................    128,686       2,867      30,201      22,524      11,035       4,973
 Transfers between Variable Investment Options including
   guaranteed interest account, net......................    120,124      75,558     257,983         255      83,784      71,338
 Redemptions for contract benefits and terminations......    (13,052)    (48,603)    (37,006)    (55,289)   (206,546)   (136,372)
 Contract maintenance charges............................       (123)       (161)       (192)       (231)        (89)        (84)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions...........................    235,635      29,661     250,986     (32,741)   (111,816)    (60,145)
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS....................    127,935     181,859     119,458     157,472    (194,199)    106,806
NET ASSETS -- BEGINNING OF YEAR OR PERIOD................  1,227,308   1,045,449   1,367,374   1,209,902   1,002,388     895,582
                                                          ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD...................... $1,355,243  $1,227,308  $1,486,832  $1,367,374  $  808,189  $1,002,388
                                                          ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                               FIDELITY(R) VIP MID CAP    FIDELITY(R) VIP STRATEGIC  FIRST TRUST MULTI INCOME
                                                      PORTFOLIO               INCOME PORTFOLIO        ALLOCATION PORTFOLIO
                                              -------------------------  --------------------------  ----------------------
                                                  2018          2017         2018          2017         2018         2017
                                              ------------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................ $   (844,327) $  (667,619) $  2,927,079  $  1,986,309  $   39,280   $   51,380
 Net realized gain (loss)....................    7,853,943    3,801,883       (14,894)      558,759      45,438       58,683
 Net change in unrealized appreciation
   (depreciation) of investments.............  (20,752,801)  10,342,735    (8,101,743)    3,389,733    (326,963)      42,738
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from operations.................  (13,743,185)  13,476,999    (5,189,558)    5,934,801    (242,245)     152,801
                                              ------------  -----------  ------------  ------------  ----------   ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.......    8,138,440    9,487,969    16,771,254    15,884,535     866,771      755,207
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net..............................   (2,103,591)      54,381     5,727,681     8,593,543    (318,801)     353,091
 Redemptions for contract benefits and
   terminations..............................   (6,297,753)  (4,623,480)   (8,844,269)   (5,894,075)   (239,706)    (111,724)
 Contract maintenance charges................      (11,230)     (10,594)       (9,269)       (8,266)       (278)        (272)
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions     (274,134)   4,908,276    13,645,397    18,575,737     307,986      996,302
                                              ------------  -----------  ------------  ------------  ----------   ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 70....................................           --           --           415           740       1,080           32
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS........  (14,017,319)  18,385,275     8,456,254    24,511,278      66,821    1,149,135
NET ASSETS -- BEGINNING OF YEAR OR PERIOD....   87,159,175   68,773,900   116,085,021    91,573,743   4,001,193    2,852,058
                                              ------------  -----------  ------------  ------------  ----------   ----------

NET ASSETS -- END OF YEAR OR PERIOD.......... $ 73,141,856  $87,159,175  $124,541,275  $116,085,021  $4,068,014   $4,001,193
                                              ============  ===========  ============  ============  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     FIRST TRUST/DOW JONES
                                                       DIVIDEND & INCOME      FRANKLIN FOUNDING FUNDS
                                                     ALLOCATION PORTFOLIO       ALLOCATION VIP FUND    FRANKLIN INCOME VIP FUND
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    97,354  $    (1,924) $   345,005  $   266,205  $ 3,189,033  $ 2,444,921
 Net realized gain (loss).........................   1,097,117    2,994,770      360,872      693,672     (244,733)    (284,115)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,337,146)   2,128,608   (2,824,635)   1,024,020   (8,135,845)   4,790,735
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,142,675)   5,121,454   (2,118,758)   1,983,897   (5,191,545)   6,951,541
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,118,061    5,615,515    1,578,768    2,102,673    8,262,671    8,832,222
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,335,682)   5,448,919   10,754,889      (80,089)  (2,013,350)     319,465
 Redemptions for contract benefits and
   terminations...................................  (4,074,754)  (3,911,078)  (1,522,299)  (1,654,378)  (6,505,512)  (5,922,865)
 Contract maintenance charges.....................      (3,189)      (2,663)      (2,746)      (2,525)      (7,050)      (6,745)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (295,564)   7,150,693   10,808,612      365,681     (263,241)   3,222,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          (6)         250          299           --          (51)          47
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (3,438,245)  12,272,397    8,690,153    2,349,578   (5,454,837)  10,173,665
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  50,334,851   38,062,454   21,003,045   18,653,467   92,902,214   82,728,549
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $46,896,606  $50,334,851  $29,693,198  $21,003,045  $87,447,377  $92,902,214
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                      GUGGENHEIM VIF GLOBAL     GUGGENHEIM VIF
                                                            FRANKLIN MUTUAL SHARES       MANAGED FUTURES         MULTI-HEDGE
                                                                   VIP FUND               STRATEGY FUND        STRATEGIES FUND
                                                           ------------------------  ----------------------  -------------------
                                                               2018         2017        2018        2017       2018       2017
                                                           -----------  -----------  ----------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   130,243  $   127,266  $  (34,335) $    5,720  $ (9,292) $ (11,055)
 Net realized gain (loss).................................     795,891      824,040     (91,069)    (95,236)    3,041     16,111
 Net change in unrealized appreciation (depreciation) of
   investments............................................  (2,243,585)      (8,419)   (168,625)    281,743   (37,041)     9,626
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   operations.............................................  (1,317,451)     942,887    (294,029)    192,227   (43,292)    14,682
                                                           -----------  -----------  ----------  ----------  --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................     500,064      678,678     289,490     258,534       861      3,431
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................    (623,568)     299,691      81,952     218,190    18,150   (185,790)
 Redemptions for contract benefits and terminations.......  (1,962,539)  (1,030,180)   (169,965)   (235,213)  (41,361)   (28,238)
 Contract maintenance charges.............................      (1,670)      (1,786)       (230)       (110)      (78)       (89)
                                                           -----------  -----------  ----------  ----------  --------  ---------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................  (2,087,713)     (53,597)    201,247     241,401   (22,428)  (210,686)
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS.....................  (3,405,164)     889,290     (92,782)    433,628   (65,720)  (196,004)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  14,587,098   13,697,808   2,865,989   2,432,361   685,574    881,578
                                                           -----------  -----------  ----------  ----------  --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD....................... $11,181,934  $14,587,098  $2,773,207  $2,865,989  $619,854  $ 685,574
                                                           ===========  ===========  ==========  ==========  ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                            HARTFORD CAPITAL           HARTFORD GROWTH      INVESCO V.I. AMERICAN
                                                          APPRECIATION HLS FUND    OPPORTUNITIES HLS FUND     FRANCHISE FUND
                                                        ------------------------  ------------------------  --------------------
                                                            2018         2017         2018         2017       2018       2017
                                                        -----------  -----------  -----------  -----------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $  (160,443) $   (88,211) $  (502,031) $  (403,001) $ (8,359)  $ (8,273)
 Net realized gain (loss)..............................   1,690,178      576,276    5,738,955     (292,874)   52,132     58,145
 Net change in unrealized appreciation (depreciation)
   of investments......................................  (3,157,084)   2,192,123   (6,091,001)   8,050,839   (80,709)    77,110
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   operations..........................................  (1,627,349)   2,680,188     (854,077)   7,354,964   (36,936)   126,982
                                                        -----------  -----------  -----------  -----------  --------   --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................   1,760,008    2,235,708    4,808,105    3,687,862     1,282      1,575
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........      22,039      594,519      (98,650)  (1,422,102)   76,187    (26,721)
 Redemptions for contract benefits and terminations....  (1,016,250)    (507,639)  (1,547,957)  (1,111,244)  (30,620)   (50,727)
 Contract maintenance charges..........................      (1,908)      (1,533)      (3,865)      (2,914)      (41)       (57)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................     763,889    2,321,055    3,157,633    1,151,602    46,808    (75,930)
                                                        -----------  -----------  -----------  -----------  --------   --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         667           41          464          (54)       --         --
                                                        -----------  -----------  -----------  -----------  --------   --------

NET INCREASE (DECREASE) IN NET ASSETS..................    (862,793)   5,001,284    2,304,020    8,506,512     9,872     51,052
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  17,578,186   12,576,902   34,021,130   25,514,618   545,589    494,537
                                                        -----------  -----------  -----------  -----------  --------   --------

NET ASSETS -- END OF YEAR OR PERIOD.................... $16,715,393  $17,578,186  $36,325,150  $34,021,130  $555,461   $545,589
                                                        ===========  ===========  ===========  ===========  ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. BALANCED-    INVESCO V.I. DIVERSIFIED   INVESCO V.I. EQUITY AND
                                                     RISK ALLOCATION FUND          DIVIDEND FUND               INCOME FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    14,293  $   253,208  $    487,937  $    84,016  $   113,911  $    34,560
 Net realized gain (loss).........................     915,755      524,606     4,298,958    4,138,183      753,896      208,507
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,755,965)      16,931   (11,241,370)     704,429   (2,723,783)     877,647
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (825,917)     794,745    (6,454,475)   4,926,628   (1,855,976)   1,120,714
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,186,700    1,616,678     3,730,196    8,156,209    2,671,784    4,015,716
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (568,804)     (68,108)   (8,004,862)     937,345       64,636      859,708
 Redemptions for contract benefits and
   terminations...................................    (728,139)    (706,653)   (5,603,766)  (4,343,962)    (675,599)    (366,077)
 Contract maintenance charges.....................        (309)         (44)       (7,763)      (7,669)      (2,278)      (1,833)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    (110,552)     841,873    (9,886,195)   4,741,923    2,058,543    4,507,514
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......          11           26            (6)         182           58          170
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (936,458)   1,636,644   (16,340,676)   9,668,733      202,625    5,628,398
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  10,546,551    8,909,907    78,587,306   68,918,573   15,011,817    9,383,419
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $ 9,610,093  $10,546,551  $ 62,246,630  $78,587,306  $15,214,442  $15,011,817
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-157

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     INVESCO V.I. HEALTH CARE  INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP
                                                              FUND                      FUND                CORE EQUITY FUND
                                                     ----------------------   ------------------------  ------------------------
                                                        2018         2017         2018         2017         2018         2017
                                                     ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (57,568)  $  (43,682) $ 1,564,331  $ 1,073,664  $  (157,273) $  (128,704)
 Net realized gain (loss)...........................    495,393       (2,676)    (397,232)    (122,555)   1,700,923      162,051
 Net change in unrealized appreciation
   (depreciation) of investments....................   (544,411)     542,664   (3,210,285)     893,231   (3,148,100)   1,473,795
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (106,586)     496,306   (2,043,186)   1,844,340   (1,604,450)   1,507,142
                                                     ----------   ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............  1,041,958      501,250    3,811,573    4,654,859      812,770      927,497
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    288,659      249,351     (689,739)    (106,430)    (266,817)    (337,289)
 Redemptions for contract benefits and terminations.   (274,550)    (218,168)  (3,680,842)  (3,841,348)    (876,729)    (893,845)
 Contract maintenance charges.......................       (215)         (42)      (4,026)      (3,759)      (1,880)      (1,992)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  1,055,852      532,391     (563,034)     703,322     (332,656)    (305,629)
                                                     ----------   ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         --           --           82           --           --           --
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    949,266    1,028,697   (2,606,138)   2,547,662   (1,937,106)   1,201,513
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  4,420,080    3,391,383   41,395,337   38,847,675   12,870,469   11,668,956
                                                     ----------   ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $5,369,346   $4,420,080  $38,789,199  $41,395,337  $10,933,363  $12,870,469
                                                     ==========   ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-158

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    INVESCO V.I. SMALL CAP                               IVY VIP GLOBAL EQUITY
                                                          EQUITY FUND         IVY VIP ASSET STRATEGY            INCOME
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $  (269,049) $  (226,838) $   149,164  $    50,505  $    32,559  $   (26,226)
 Net realized gain (loss).........................   1,151,832      402,797      678,748   (2,120,025)   1,208,210      722,517
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,290,298)   1,815,690   (3,190,601)   7,545,793   (3,152,751)   1,329,854
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (3,407,515)   1,991,649   (2,362,689)   5,476,273   (1,911,982)   2,026,145
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   2,607,336    2,593,270    1,997,744    1,665,722      233,106      615,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     326,418     (220,723)  (1,043,818)  (3,656,318)    (481,400)    (956,441)
 Redemptions for contract benefits and
   terminations...................................  (1,059,335)    (871,550)  (2,608,845)  (2,412,472)  (1,412,454)    (996,315)
 Contract maintenance charges.....................      (2,458)      (2,181)      (3,971)      (4,325)      (1,633)      (1,982)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,871,961    1,498,816   (1,658,890)  (4,407,393)  (1,662,381)  (1,338,941)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (1,535,554)   3,490,465   (4,021,579)   1,068,880   (3,574,363)     687,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  18,904,960   15,414,495   36,395,959   35,327,079   16,053,337   15,366,133
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $17,369,406  $18,904,960  $32,374,380  $36,395,959  $12,478,974  $16,053,337
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-159

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                  IVY VIP NATURAL          IVY VIP SMALL CAP
                                                     IVY VIP HIGH INCOME             RESOURCES                 GROWTH(AB)
                                                 --------------------------  ------------------------  -------------------------
                                                     2018          2017          2018         2017         2018          2017
                                                 ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  6,429,371  $  5,229,709  $  (107,316) $  (130,332) $   (334,900) $  (363,467)
 Net realized gain (loss).......................   (1,998,229)     (851,134)    (344,077)    (493,531)   10,498,711      127,179
 Net change in unrealized appreciation
   (depreciation) of investments................   (8,819,122)    2,038,626   (1,901,976)     738,505   (12,584,691)   5,187,888
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................   (4,387,980)    6,417,201   (2,353,369)     114,642    (2,420,880)   4,951,600
                                                 ------------  ------------  -----------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    8,295,424     9,977,724      220,277      501,872     1,993,111    1,916,023
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (4,288,030)    1,444,321     (306,220)    (366,293)    6,407,835     (257,444)
 Redemptions for contract benefits and
   terminations.................................  (10,509,659)   (7,739,112)  (1,138,091)    (706,405)   (2,496,781)  (1,698,095)
 Contract maintenance charges...................      (15,590)      (15,833)      (1,362)      (1,569)       (4,427)      (3,956)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (6,517,855)    3,667,100   (1,225,396)    (572,395)    5,899,738      (43,472)
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........  (10,905,835)   10,084,301   (3,578,765)    (457,753)    3,478,858    4,908,128
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  132,745,387   122,661,086   10,617,393   11,075,146    27,992,574   23,084,446
                                                 ------------  ------------  -----------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $121,839,552  $132,745,387  $ 7,038,628  $10,617,393  $ 31,471,432  $27,992,574
                                                 ============  ============  ===========  ===========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(ab)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.

                                    FSA-160

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        JANUS HENDERSON           JANUS HENDERSON      JANUS HENDERSON U.S. LOW
                                                      BALANCED PORTFOLIO      FLEXIBLE BOND PORTFOLIO    VOLATILITY PORTFOLIO
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   423,092  $   121,164  $   419,674  $   369,005  $    60,720  $    23,523
 Net realized gain (loss).........................   2,623,359      307,902     (215,137)     (32,562)     489,256      136,787
 Net change in unrealized appreciation
   (depreciation) of investments..................  (4,654,189)   6,419,309     (893,968)     178,798   (1,231,478)   1,111,077
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,607,738)   6,848,375     (689,431)     515,241     (681,502)   1,271,387
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  29,044,218   12,579,360    3,572,328    4,450,958    1,269,740    1,347,024
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   5,105,597    3,496,459   (1,055,209)   2,582,825       36,526      551,422
 Redemptions for contract benefits and
   terminations...................................  (3,534,636)  (2,727,755)  (3,647,761)  (1,406,734)    (537,080)    (365,438)
 Contract maintenance charges.....................      (1,202)        (538)      (1,319)        (336)        (365)         (37)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............  30,613,977   13,347,526   (1,131,961)   5,626,713      768,821    1,532,971
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.......         (28)         448          (89)         360           94           --
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  29,006,211   20,196,349   (1,821,481)   6,142,314       87,413    2,804,358
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  55,150,702   34,954,353   28,673,059   22,530,745   10,980,273    8,175,915
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $84,156,913  $55,150,702  $26,851,578  $28,673,059  $11,067,686  $10,980,273
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-161

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                 JPMORGAN INSURANCE TRUST     JPMORGAN INSURANCE       LORD ABBETT SERIES FUND
                                                     GLOBAL ALLOCATION       TRUST INCOME BUILDER         - BOND DEBENTURE
                                                         PORTFOLIO                 PORTFOLIO                  PORTFOLIO
                                                 ------------------------  ------------------------  --------------------------
                                                     2018         2017         2018         2017         2018          2017
                                                 -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (262,124) $    22,638  $  (234,912) $   361,132  $  4,049,321  $  3,427,568
 Net realized gain (loss).......................     365,656      813,696      128,862      232,574     2,704,136     1,172,400
 Net change in unrealized appreciation
   (depreciation) of investments................  (1,842,016)   1,391,163   (1,113,001)     653,479   (13,793,698)    3,201,159
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations....................  (1,738,484)   2,227,497   (1,219,051)   1,247,185    (7,040,241)    7,801,127
                                                 -----------  -----------  -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........   5,699,342    2,758,739    6,731,189    4,660,678    19,109,097    17,316,105
 Transfers between Variable Investment Options
   including guaranteed interest account, net...      50,897    2,133,619      406,777      885,919     3,050,330     8,015,889
 Redemptions for contract benefits and
   terminations.................................  (1,644,058)    (710,907)  (1,583,740)  (1,137,576)   (7,900,494)   (6,185,818)
 Contract maintenance charges...................        (662)        (465)        (145)         (52)       (8,673)       (7,273)
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   4,105,519    4,180,986    5,554,081    4,408,969    14,250,260    19,138,903
                                                 -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....         183           72           85           63           314         1,078
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...........   2,367,218    6,408,555    4,335,115    5,656,217     7,210,333    26,941,108
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  19,191,257   12,782,702   15,456,876    9,800,659   120,081,078    93,139,970
                                                 -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD............. $21,558,475  $19,191,257  $19,791,991  $15,456,876  $127,291,411  $120,081,078
                                                 ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-162

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                    LORD ABBETT SERIES FUND - LORD ABBETT SERIES FUND -
                                                         CLASSIC STOCK          GROWTH OPPORTUNITIES     MFS(R) INVESTORS TRUST
                                                           PORTFOLIO                 PORTFOLIO                   SERIES
                                                    ------------------------  -----------------------   ------------------------
                                                       2018         2017          2018         2017         2018         2017
                                                    ----------   ----------   -----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (32,293)  $  (25,265)  $   (69,960)  $  (67,875) $  (121,128) $   (96,637)
 Net realized gain (loss)..........................    589,016      345,432     1,066,886      120,648      886,750      737,122
 Net change in unrealized appreciation
   (depreciation) of investments...................   (928,415)     311,206    (1,146,071)     842,896   (1,601,280)   1,650,765
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations.................................   (371,692)     631,373      (149,145)     895,669     (835,658)   2,291,250
                                                    ----------   ----------   -----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............    103,537       57,525        41,361       38,849    1,302,631    1,361,135
 Transfers between Variable Investment Options
   including guaranteed interest account, net......   (296,594)    (190,747)     (185,610)     (63,026)    (231,348)     610,251
 Redemptions for contract benefits and terminations   (347,487)    (209,963)     (523,494)    (318,569)  (1,456,789)  (1,126,307)
 Contract maintenance charges......................       (531)        (580)         (536)        (575)      (1,284)      (1,218)
                                                    ----------   ----------   -----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions................   (541,075)    (343,765)     (668,279)    (343,321)    (386,790)     843,861
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..............   (912,767)     287,608      (817,424)     552,348   (1,222,448)   3,135,111
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........  4,654,067    4,366,459     4,929,649    4,377,301   13,413,596   10,278,485
                                                    ----------   ----------   -----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................ $3,741,300   $4,654,067   $ 4,112,225   $4,929,649  $12,191,148  $13,413,596
                                                    ==========   ==========   ===========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-163

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       MFS(R) MASSACHUSETTS
                                                      INVESTORS GROWTH STOCK
                                                             PORTFOLIO         MFS(R) RESEARCH SERIES     MFS(R) VALUE SERIES
                                                     ------------------------  ----------------------  ------------------------
                                                         2018         2017        2018        2017         2018         2017
                                                     -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (156,996) $  (124,882) $  (18,558) $   (1,204) $    62,105  $   118,660
 Net realized gain (loss)...........................     937,581      557,159     327,611     146,844    2,108,494      806,297
 Net change in unrealized appreciation
   (depreciation) of investments....................    (851,299)   2,473,295    (470,757)    257,702   (5,379,537)   1,820,644
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................     (70,714)   2,905,572    (161,704)    403,342   (3,208,938)   2,745,601
                                                     -----------  -----------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     859,053    1,187,235     487,594     410,950    5,784,722    5,968,264
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (424,053)     419,816     (35,100)   (174,060)     273,060    2,351,351
 Redemptions for contract benefits and terminations.  (1,627,128)    (775,240)    (38,785)    (22,328)  (1,036,678)  (1,021,060)
 Contract maintenance charges.......................      (1,566)      (1,547)        (85)        (15)      (1,313)        (319)
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,193,694)     830,264     413,624     214,547    5,019,791    7,298,236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --           --          --          --           --          236
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (1,264,408)   3,735,836     251,920     617,889    1,811,002   10,044,073
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  14,624,700   10,888,864   2,329,889   1,712,000   23,847,980   13,803,907
                                                     -----------  -----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $13,360,292  $14,624,700  $2,581,809  $2,329,889  $25,658,982  $23,847,980
                                                     ===========  ===========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-164

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                  MULTIMANAGER AGGRESSIVE                                MULTIMANAGER MID CAP
                                                          EQUITY*            MULTIMANAGER CORE BOND*            GROWTH*
                                                 ------------------------  --------------------------  ------------------------
                                                     2018         2017         2018          2017          2018         2017
                                                 -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $  (237,372) $  (192,731) $  1,359,282  $    665,709  $  (446,473) $  (264,597)
 Net realized gain (loss).......................   3,498,561      932,419    (1,568,608)     (274,502)   5,023,498    1,519,229
 Net change in unrealized appreciation
   (depreciation) of investments................  (3,575,300)   2,975,088    (2,038,212)    1,192,066   (7,397,940)   2,803,490
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations....................    (314,111)   3,714,776    (2,247,538)    1,583,273   (2,820,915)   4,058,122
                                                 -----------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........     836,847      736,468     1,206,217     6,129,249    1,158,905    1,340,777
 Transfers between Variable Investment Options
   including guaranteed interest account, net...     604,011     (585,257)   (4,852,412)   11,778,477   11,475,253      110,863
 Redemptions for contract benefits and
   terminations.................................  (1,204,532)  (1,019,939)   (7,436,002)   (5,447,689)  (3,308,156)  (1,183,114)
 Contract maintenance charges...................    (268,340)    (226,941)   (2,341,928)   (2,183,026)    (280,565)    (245,373)
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...     (32,014)  (1,095,669)  (13,424,125)   10,277,011    9,045,437       23,153
                                                 -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 70.....          --           --            --            --          196           --
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...........    (346,125)   2,619,107   (15,671,663)   11,860,284    6,224,718    4,081,275
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......  16,150,314   13,531,207   113,957,142   102,096,858   20,562,852   16,481,577
                                                 -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............. $15,804,189  $16,150,314  $ 98,285,479  $113,957,142  $26,787,570  $20,562,852
                                                 ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-165

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                            NEUBERGER BERMAN
                                                       MULTIMANAGER MID CAP          MULTIMANAGER             INTERNATIONAL
                                                              VALUE*                  TECHNOLOGY*           EQUITY PORTFOLIO
                                                     ------------------------  ------------------------  ----------------------
                                                         2018         2017         2018         2017        2018        2017
                                                     -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $   (79,274) $  (110,234) $  (566,541) $  (447,808) $  (50,027) $  (23,659)
 Net realized gain (loss)...........................   1,397,628    1,069,325    9,364,691    4,529,140     101,909      66,139
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,859,285)    (114,374)  (9,682,364)   5,867,855    (858,981)    738,642
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,540,931)     844,717     (884,214)   9,949,187    (807,099)    781,122
                                                     -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............     410,919      850,371    9,912,203    5,817,582     473,690     630,083
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......    (702,278)  (7,394,942)   3,838,019    2,072,635     264,525     (41,452)
 Redemptions for contract benefits and terminations.    (591,377)    (709,000)  (4,099,762)  (1,508,889)   (567,659)   (178,345)
 Contract maintenance charges.......................    (151,062)    (151,412)    (311,960)    (258,942)       (329)       (321)
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................  (1,033,798)  (7,404,983)   9,338,500    6,122,386     170,227     409,965
                                                     -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............          --          (28)         265          223          --          --
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............  (2,574,729)  (6,560,294)   8,454,551   16,071,796    (636,872)  1,191,087
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  11,780,856   18,341,150   40,447,408   24,375,612   4,253,380   3,062,293
                                                     -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $ 9,206,127  $11,780,856  $48,901,959  $40,447,408  $3,616,508  $4,253,380
                                                     ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-166

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                      NEUBERGER BERMAN U.S.            PIMCO                PIMCO EMERGING
                                                      EQUITY INDEX PUTWRITE   COMMODITYREALRETURN(R)         MARKETS BOND
                                                       STRATEGY PORTFOLIO       STRATEGY PORTFOLIO             PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        2018        2017         2018         2017         2018         2017
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $  (33,638) $  (26,901) $    93,207  $ 1,590,723  $   498,636  $   719,090
 Net realized gain (loss)...........................     77,389     (14,917)  (2,003,380)  (2,648,316)    (528,226)    (307,958)
 Net change in unrealized appreciation
   (depreciation) of investments....................   (257,234)    148,583     (842,448)   1,125,122   (1,220,274)   1,163,037
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations..................................   (213,483)    106,765   (2,752,621)      67,529   (1,249,864)   1,574,169
                                                     ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............    536,602     444,517    1,643,239    1,223,869      728,883    1,326,568
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     52,447     (49,303)   1,335,314     (753,111)    (901,861)     191,980
 Redemptions for contract benefits and terminations.   (115,234)    (88,985)  (1,694,305)  (1,273,119)  (1,840,632)  (1,769,829)
 Contract maintenance charges.......................       (186)       (166)      (1,935)      (1,963)      (1,977)      (2,209)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................    473,629     306,063    1,282,313     (804,324)  (2,015,587)    (253,490)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         10          --           --           --            6          (36)
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...............    260,156     412,828   (1,470,308)    (736,795)  (3,265,445)   1,320,643
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........  2,290,800   1,877,972   16,894,518   17,631,313   20,453,817   19,133,174
                                                     ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD................. $2,550,956  $2,290,800  $15,424,210  $16,894,518  $17,188,372  $20,453,817
                                                     ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-167

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                       PIMCO GLOBAL BOND      PIMCO GLOBAL MULTI-
                                                                         OPPORTUNITIES           ASSET MANAGED      PIMCO INCOME
                                                                     PORTFOLIO (UNHEDGED)    ALLOCATION PORTFOLIO   PORTFOLIO(C)
                                                                    ----------------------  ----------------------  ------------
                                                                       2018        2017        2018        2017         2018
                                                                    ----------  ----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................................... $  221,690  $   25,247  $    5,612  $   13,541    $    718
 Net realized gain (loss)..........................................     11,511       1,899     153,169      26,382       1,744
 Net change in unrealized appreciation (depreciation) of
   investments.....................................................   (470,330)    116,260    (270,369)    120,803        (120)
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from operations...   (237,129)    143,406    (111,588)    160,726       2,342
                                                                    ----------  ----------  ----------  ----------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.............................    920,264   1,266,532     303,207     224,207     347,762
 Transfers between Variable Investment Options including
   guaranteed interest account, net................................    242,903     397,802    (162,694)     17,402      67,222
 Redemptions for contract benefits and terminations................   (171,535)   (117,625)    (58,798)   (171,372)     (2,712)
 Contract maintenance charges......................................       (103)        (18)        (13)         --          --
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.....................................    991,529   1,546,691      81,702      70,237     412,272
                                                                    ----------  ----------  ----------  ----------    --------

 Net increase (decrease) in amount retained by AXA Equitable in
   Separate Account No. 70.........................................        900       1,322          27          --          18
                                                                    ----------  ----------  ----------  ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS..............................    755,300   1,691,419     (29,859)    230,963     414,632
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..........................  3,306,879   1,615,460   1,506,083   1,275,120          --
                                                                    ----------  ----------  ----------  ----------    --------

NET ASSETS -- END OF YEAR OR PERIOD................................ $4,062,179  $3,306,879  $1,476,224  $1,506,083    $414,632
                                                                    ==========  ==========  ==========  ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
(c)Units were made available on October 22, 2018.

                                    FSA-168

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                         PUTNAM VT DIVERSIFIED
                                                           PROFUND VP BEAR   PROFUND VP BIOTECHNOLOGY         INCOME FUND
                                                         ------------------  ------------------------  ------------------------
                                                           2018      2017        2018         2017         2018         2017
                                                         --------  --------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $ (2,098) $ (2,343) $  (670,599) $  (671,805) $   211,387  $   363,191
 Net realized gain (loss)...............................    1,102   (18,998)   1,012,738      656,094      335,524      (55,858)
 Net change in unrealized appreciation (depreciation)
   of investments.......................................    4,664   (16,008)  (3,948,048)   8,726,890   (1,116,597)     190,681
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...........................................    3,668   (37,349)  (3,605,909)   8,711,179     (569,686)     498,014
                                                         --------  --------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..................    1,059     2,612    2,052,029    2,699,667    6,464,350    1,845,247
 Transfers between Variable Investment Options
   including guaranteed interest account, net...........   78,498   (49,647)  (1,886,995)  (3,128,422)   6,285,081      756,064
 Redemptions for contract benefits and terminations.....   (5,603)   (6,622)  (4,115,957)  (3,198,894)  (3,435,874)    (342,556)
 Contract maintenance charges...........................     (103)      (51)      (5,593)      (5,930)        (692)        (457)
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..........................   73,851   (53,708)  (3,956,516)  (3,633,579)   9,312,865    2,258,298
                                                         --------  --------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.................      (10)       --           --           --          312           --
                                                         --------  --------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...................   77,509   (91,057)  (7,562,425)   5,077,600    8,743,491    2,756,312
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...............  122,926   213,983   48,447,128   43,369,528   10,380,466    7,624,154
                                                         --------  --------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..................... $200,435  $122,926  $40,884,703  $48,447,128  $19,123,957  $10,380,466
                                                         ========  ========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-169

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                           PUTNAM VT GLOBAL ASSET   PUTNAM VT MULTI-ASSET        PUTNAM VT
                                                               ALLOCATION FUND      ABSOLUTE RETURN FUND       RESEARCH FUND
                                                           ----------------------  ----------------------  --------------------
                                                              2018        2017        2018        2017        2018       2017
                                                           ----------  ----------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................. $   24,614  $    3,638  $  (20,755) $  (27,530) $   (8,222) $ (1,847)
 Net realized gain (loss).................................    330,731      92,697      79,077      (6,017)     16,510    12,431
 Net change in unrealized appreciation (depreciation) of
   investments............................................   (752,358)    316,193    (294,648)    163,436     (89,476)   51,533
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   operations.............................................   (397,013)    412,528    (236,326)    129,889     (81,188)   62,117
                                                           ----------  ----------  ----------  ----------  ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners....................    944,394     906,200     323,161     432,575     216,612    92,526
 Transfers between Variable Investment Options including
   guaranteed interest account, net.......................   (433,589)    927,725     (91,211)     86,435     537,643   214,465
 Redemptions for contract benefits and terminations.......   (266,942)    (58,756)   (183,103)   (179,159)    (10,777)  (16,794)
 Contract maintenance charges.............................        (64)        (13)       (158)       (111)         (8)       --
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions............................    243,799   1,775,156      48,689     339,740     743,470   290,197
                                                           ----------  ----------  ----------  ----------  ----------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70...................          7          75         (14)         --          21        11
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS.....................   (153,207)  2,187,759    (187,651)    469,629     662,303   352,325
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.................  4,308,106   2,120,347   2,614,926   2,145,297     465,958   113,633
                                                           ----------  ----------  ----------  ----------  ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD....................... $4,154,899  $4,308,106  $2,427,275  $2,614,926  $1,128,261  $465,958
                                                           ==========  ==========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-170

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       QS LEGG MASON DYNAMIC
                                                        MULTI-STRATEGY VIT    SEI VP BALANCED STRATEGY    SEI VP CONSERVATIVE
                                                             PORTFOLIO                 FUND                  STRATEGY FUND
                                                      ----------------------  ----------------------   ------------------------
                                                         2018        2017        2018         2017         2018         2017
                                                      ----------  ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................ $    8,585  $      991  $   77,648   $   34,651  $    34,213  $    47,082
 Net realized gain (loss)............................     (5,952)    (24,828)    128,068       26,135      224,444      111,931
 Net change in unrealized appreciation
   (depreciation) of investments.....................   (325,224)    419,774    (948,943)     679,124     (662,028)     261,731
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations...................................   (322,591)    395,937    (743,227)     739,910     (403,371)     420,744
                                                      ----------  ----------  ----------   ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners...............    168,673     257,839     963,195    1,554,433    1,527,103    1,125,817
 Transfers between Variable Investment Options
   including guaranteed interest account, net........    (50,667)    113,893    (105,508)     (91,393)    (562,901)  (1,031,273)
 Redemptions for contract benefits and terminations..   (176,521)   (109,768)   (664,666)    (304,980)  (1,305,020)    (820,486)
 Contract maintenance charges........................       (632)       (608)       (186)        (104)        (252)        (129)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions..................    (59,147)    261,356     192,835    1,157,956     (341,070)    (726,071)
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS................   (381,738)    657,293    (550,392)   1,897,866     (744,441)    (305,327)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD............  3,810,635   3,153,342   9,077,062    7,179,196   11,784,451   12,089,778
                                                      ----------  ----------  ----------   ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................. $3,428,897  $3,810,635  $8,526,670   $9,077,062  $11,040,010  $11,784,451
                                                      ==========  ==========  ==========   ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          SEI VP MARKET GROWTH     SEI VP MARKET PLUS    SEI VP MODERATE STRATEGY
                                                             STRATEGY FUND            STRATEGY FUND                FUND
                                                        -----------------------  ----------------------  -----------------------
                                                           2018         2017        2018        2017        2018         2017
                                                        ----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......................... $   54,898  $    17,911  $   21,347  $    4,916  $   60,657  $    29,217
 Net realized gain (loss)..............................     68,700      (10,543)     23,170      (2,128)    278,901      283,716
 Net change in unrealized appreciation (depreciation)
   of investments......................................   (840,610)     855,140    (386,224)    285,906    (792,852)     405,366
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   operations..........................................   (717,012)     862,508    (341,707)    288,694    (453,294)     718,299
                                                        ----------  -----------  ----------  ----------  ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.................    434,334      713,721     920,772     128,935   1,457,558      603,513
 Transfers between Variable Investment Options
   including guaranteed interest account, net..........    (54,694)  (1,049,779)    207,526     (22,933)    (72,776)  (4,275,157)
 Redemptions for contract benefits and terminations....   (413,908)    (346,379)   (255,184)   (102,686)   (680,607)    (741,139)
 Contract maintenance charges..........................       (181)        (116)        (54)        (24)       (434)        (191)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions.........................    (34,449)    (682,553)    873,060       3,292     703,741   (4,412,974)
                                                        ----------  -----------  ----------  ----------  ----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70................         --           --           9          --          --           --
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..................   (751,461)     179,955     531,362     291,986     250,447   (3,694,675)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..............  7,667,558    7,487,603   2,072,408   1,780,422   8,448,852   12,143,527
                                                        ----------  -----------  ----------  ----------  ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.................... $6,916,097  $ 7,667,558  $2,603,770  $2,072,408  $8,699,299  $ 8,448,852
                                                        ==========  ===========  ==========  ==========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-172

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                       T. ROWE PRICE EQUITY     TEMPLETON DEVELOPING     TEMPLETON FOREIGN VIP
                                                         INCOME PORTFOLIO         MARKETS VIP FUND                FUND
                                                     -----------------------  ------------------------  -----------------------
                                                         2018        2017         2018         2017         2018        2017
                                                     -----------  ----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................... $    73,461  $   28,218  $   (77,047) $   (90,351) $    97,780  $   99,381
 Net realized gain (loss)...........................   1,064,674     772,795      707,594      960,540      (94,940)   (191,307)
 Net change in unrealized appreciation
   (depreciation) of investments....................  (2,351,399)     52,332   (3,232,819)   3,852,321   (1,358,189)  1,278,776
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from operations..................................  (1,213,264)    853,345   (2,602,272)   4,722,510   (1,355,349)  1,186,850
                                                     -----------  ----------  -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..............   3,988,470   2,229,221      852,732    1,209,877      242,393     194,714
 Transfers between Variable Investment Options
   including guaranteed interest account, net.......     679,338     351,348      583,410   (5,998,444)    (249,373)   (607,944)
 Redemptions for contract benefits and terminations.    (437,591)   (272,592)  (1,281,870)    (925,512)    (923,208)   (516,369)
 Contract maintenance charges.......................        (217)        (71)      (1,655)      (1,775)        (855)     (1,014)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions.................   4,230,000   2,307,906      152,617   (5,715,854)    (931,043)   (930,613)
                                                     -----------  ----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 70.............         142          36           --           --           --          --
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...............   3,016,878   3,161,287   (2,449,655)    (993,344)  (2,286,392)    256,237
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...........   7,729,403   4,568,116   14,176,187   15,169,531    8,634,403   8,378,166
                                                     -----------  ----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD................. $10,746,281  $7,729,403  $11,726,532  $14,176,187  $ 6,348,011  $8,634,403
                                                     ===========  ==========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-173

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                                VANECK
                                                    TEMPLETON GLOBAL BOND VIP     TEMPLETON GROWTH      VIP GLOBAL HARD ASSETS
                                                              FUND                    VIP FUND                   FUND
                                                   --------------------------  ----------------------  ------------------------
                                                       2018          2017         2018        2017         2018         2017
                                                   ------------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $ (1,838,662) $ (1,886,206) $    9,998  $    4,886  $  (324,324) $  (362,667)
 Net realized gain (loss).........................   (2,231,393)   (1,451,029)    228,914      63,258     (718,721)  (2,028,807)
 Net change in unrealized appreciation
   (depreciation) of investments..................    4,812,908     4,063,117    (508,348)    229,919   (6,116,674)   1,188,712
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................      742,853       725,882    (269,436)    298,063   (7,159,719)  (1,202,762)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............    8,842,225    11,730,082       6,060      16,742    1,053,190    1,864,099
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   (2,459,985)   (3,965,190)     (8,853)    (46,071)  (1,066,561)  (2,799,810)
 Redemptions for contract benefits and
   terminations...................................  (11,168,893)   (9,099,927)   (307,837)   (175,947)  (2,059,341)  (1,893,136)
 Contract maintenance charges.....................      (14,714)      (15,892)       (194)       (226)      (3,254)      (3,849)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   (4,801,367)   (1,350,927)   (310,824)   (205,502)  (2,075,966)  (2,832,696)
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   (4,058,514)     (625,045)   (580,260)     92,561   (9,235,685)  (4,035,458)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  134,448,262   135,073,307   1,961,163   1,868,602   26,050,439   30,085,897
                                                   ------------  ------------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $130,389,748  $134,448,262  $1,380,903  $1,961,163  $16,814,754  $26,050,439
                                                   ============  ============  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-174

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 VANECK VIP UNCONSTRAINED
                                                                                   EMERGING MARKETS
                                                                                      BOND FUND
                                                                                 -----------------------
                                                                                    2018        2017
                                                                                  ---------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................................................... $  56,552    $  7,681
 Net realized gain (loss).......................................................    11,926      (6,140)
 Net change in unrealized appreciation (depreciation) of investments............  (141,080)     77,633
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from operations................   (72,602)     79,174
                                                                                  ---------    --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........................................   151,593     128,608
 Transfers between Variable Investment Options including guaranteed interest
   account, net.................................................................    30,000      56,698
 Redemptions for contract benefits and terminations.............................   (54,886)    (80,347)
 Contract maintenance charges...................................................       (20)          6
                                                                                  ---------    --------

 Net increase (decrease) in net assets resulting from contractowners
   transactions.................................................................   126,687     104,965
                                                                                  ---------    --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account No. 70...............................................................        58          --
                                                                                  ---------    --------

NET INCREASE (DECREASE) IN NET ASSETS...........................................    54,143     184,139
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......................................   940,037     755,898
                                                                                  ---------    --------

NET ASSETS -- END OF YEAR OR PERIOD............................................. $ 994,180    $940,037
                                                                                  =========    ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-175

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES.........................       B         177       (60)     117        57      (17)      40

1290 VT DOUBLELINE DYNAMIC ALLOCATION..................       B          62      (126)     (64)      210     (158)      52

1290 VT DOUBLELINE OPPORTUNISTIC BOND..................       B         615      (265)     350     1,436     (126)   1,310

1290 VT ENERGY.........................................       B         130      (107)      23       161      (95)      66

1290 VT EQUITY INCOME..................................       A          44      (146)    (102)      105     (150)     (45)
1290 VT EQUITY INCOME..................................       B          82      (325)    (243)      156     (194)     (38)

1290 VT GAMCO MERGERS & ACQUISITIONS...................       A          76      (124)     (48)       98     (125)     (27)
1290 VT GAMCO MERGERS & ACQUISITIONS...................       B         133       (42)      91       145      (39)     106

1290 VT GAMCO SMALL COMPANY VALUE......................       A         432      (844)    (412)      831     (672)     159
1290 VT GAMCO SMALL COMPANY VALUE......................       B         897      (251)     646       924     (147)     777

1290 VT HIGH YIELD BOND................................       B         347      (269)      78       351     (176)     175

1290 VT LOW VOLATILITY GLOBAL EQUITY...................       B         102       (25)      77        54      (17)      37

1290 VT MICRO CAP......................................       B           8        --        8        --       --       --

1290 VT MULTI-ALTERNATIVE STRATEGIES...................       B           1        --        1        --       --       --

1290 VT NATURAL RESOURCES..............................       B         181      (122)      59       283     (287)      (4)

1290 VT REAL ESTATE....................................       B         125      (156)     (31)      245     (240)       5

1290 VT SMALL CAP VALUE................................       B          13        --       13        --       --       --

1290 VT SMARTBETA EQUITY...............................       B         112       (21)      91        28       (9)      19

1290 VT SOCIALLY RESPONSIBLE...........................       B         227       (40)     187        43      (24)      19

7TWELVE/TM/ BALANCED PORTFOLIO.........................    CLASS 4      286    (1,136)    (850)      360   (1,177)    (817)

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO..............    CLASS B       12       (42)     (30)       12      (46)     (34)

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO................    CLASS B       48       (22)      26        57      (18)      39

AB VPS GROWTH AND INCOME PORTFOLIO.....................    CLASS B      491       (57)     434       104      (45)      59

AB VPS INTERNATIONAL GROWTH PORTFOLIO..................    CLASS B       96      (160)     (64)      135     (145)     (10)

AB VPS REAL ESTATE INVESTMENT PORTFOLIO................    CLASS B      119       (82)      37       156      (64)      92

AB VPS SMALL/MID CAP VALUE PORTFOLIO...................    CLASS B      147       (62)      85       101      (34)      67

ALL ASSET GROWTH-ALT 20................................       A          92      (173)     (81)      812     (160)     652
ALL ASSET GROWTH-ALT 20................................       B         142      (150)      (8)    1,315     (162)   1,153

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-176

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO.......   CLASS III      142      (50)       92      138      (28)      110

AMERICAN CENTURY VP INFLATION PROTECTION FUND..........   CLASS II       253      (63)      190      280      (91)      189

AMERICAN CENTURY VP LARGE COMPANY VALUE................   CLASS II         4      (29)      (25)      12      (20)       (8)

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION
 FUND/SM/..............................................    CLASS 4     2,357     (469)    1,888    1,765     (163)    1,602

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......    CLASS 4       353     (876)     (523)     673     (654)       19

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH
 FUND/SM/..............................................    CLASS 4       552     (219)      333      258      (55)      203

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/...............................    CLASS 4       306     (118)      188      232     (121)      111

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME
 FUND/SM/..............................................    CLASS 4       711     (117)      594      417      (55)      362

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL
 GROWTH AND INCOME FUND/SM/............................    CLASS 4       255      (46)      209      177      (32)      145

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/...................................   CLASS P-2       65     (118)      (53)     152      (74)       78

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...    CLASS 4     1,053     (427)      626    1,150     (553)      597

AXA 400 MANAGED VOLATILITY.............................       B          166     (668)     (502)     269     (635)     (366)

AXA 500 MANAGED VOLATILITY.............................       B          333   (1,615)   (1,282)     455   (1,704)   (1,249)

AXA 2000 MANAGED VOLATILITY............................       B          329     (685)     (356)     287     (678)     (391)

AXA AGGRESSIVE ALLOCATION..............................       A           55     (103)      (48)      39     (112)      (73)
AXA AGGRESSIVE ALLOCATION..............................       B          320     (169)      151      374      (90)      284

AXA AGGRESSIVE STRATEGY................................       B       29,016  (18,742)   10,274   37,571   (7,216)   30,355

AXA BALANCED STRATEGY..................................       B       12,875  (26,338)  (13,463)  15,796  (14,972)      824

AXA CONSERVATIVE GROWTH STRATEGY.......................       B        7,526  (17,839)  (10,313)   9,607  (10,180)     (573)

AXA CONSERVATIVE STRATEGY..............................       B       10,641  (20,183)   (9,542)   9,209  (18,252)   (9,043)

AXA GLOBAL EQUITY MANAGED VOLATILITY...................       A           13      (65)      (52)      23      (77)      (54)
AXA GLOBAL EQUITY MANAGED VOLATILITY...................       B           21      (83)      (62)      48      (55)       (7)

AXA GROWTH STRATEGY....................................       B       21,682  (22,835)   (1,153)  29,158  (11,019)   18,139

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       A           52      (49)        3       70      (72)       (2)
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............       B           84     (138)      (54)      55     (109)      (54)

AXA INTERNATIONAL MANAGED VOLATILITY...................       B          647   (1,450)     (803)     299   (1,983)   (1,684)

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............       A            6      (50)      (44)      23      (52)      (29)

AXA LARGE CAP CORE MANAGED VOLATILITY..................       B           17     (103)      (86)      90     (112)      (22)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-177

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                 2018                        2017
                                                                      --------------------------  --------------------------
                                                                                          NET                         NET
                                                                       UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                      ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                        SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        ------------- ------- -------- ---------- ------- -------- ----------

AXA LARGE CAP GROWTH MANAGED VOLATILITY................       A            35     (74)      (39)      40      (59)      (19)
AXA LARGE CAP GROWTH MANAGED VOLATILITY................       B            52    (150)      (98)      64     (129)      (65)

AXA LARGE CAP VALUE MANAGED VOLATILITY.................       A            63     (71)       (8)      97      (83)       14
AXA LARGE CAP VALUE MANAGED VOLATILITY.................       B            47    (174)     (127)      61     (138)      (77)

AXA MID CAP VALUE MANAGED VOLATILITY...................       A            42     (30)       12       50      (37)       13
AXA MID CAP VALUE MANAGED VOLATILITY...................       B            19     (94)      (75)      59      (85)      (26)

AXA MODERATE ALLOCATION................................       A           887    (850)       37      666     (865)     (199)
AXA MODERATE ALLOCATION................................       B         1,663    (398)    1,265    1,350     (537)      813

AXA MODERATE GROWTH STRATEGY...........................       B        19,854 (43,671)  (23,817)  25,909  (27,656)   (1,747)

AXA MODERATE-PLUS ALLOCATION...........................       A           137    (306)     (169)      86     (325)     (239)
AXA MODERATE-PLUS ALLOCATION...........................       B           876    (289)      587      751     (309)      442

AXA ULTRA CONSERVATIVE STRATEGY........................       B       105,796  (9,634)   96,162   12,478  (23,334)  (10,856)

AXA/AB DYNAMIC AGGRESSIVE GROWTH.......................       B         8,949     (67)    8,882       --       --        --

AXA/AB DYNAMIC GROWTH..................................       B        12,333  (1,247)   11,086   14,718     (961)   13,757

AXA/AB DYNAMIC MODERATE GROWTH.........................       B        12,169 (30,632)  (18,463)  15,338  (16,648)   (1,310)

AXA/AB SHORT DURATION GOVERNMENT BOND..................       B           169     (51)      118       97      (56)       41

AXA/AB SMALL CAP GROWTH................................       A           249    (359)     (110)     284     (175)      109
AXA/AB SMALL CAP GROWTH................................       B           419    (183)      236      250     (124)      126

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................       B           276    (666)     (390)     157     (768)     (611)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       A            57    (802)     (745)     785      (53)      732
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............       B            51     (71)      (20)      40      (72)      (32)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       A             3     (35)      (32)      11      (30)      (19)
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........       B            46    (115)      (69)     101     (115)      (14)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       A            24     (98)      (74)      45     (115)      (70)
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...       B            24     (78)      (54)      27      (52)      (25)

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION.................       B         8,560    (724)    7,836   12,655     (292)   12,363

AXA/INVESCO STRATEGIC ALLOCATION.......................       B         4,124    (553)    3,571    5,863     (399)    5,464

AXA/JANUS ENTERPRISE...................................       A           234    (235)       (1)     240     (305)      (65)
AXA/JANUS ENTERPRISE...................................       B           272    (174)       98      249     (189)       60

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-178

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

AXA/JPMORGAN STRATEGIC ALLOCATION.........................       B        7,302      (60)   7,242        --       --       --

AXA/LEGG MASON STRATEGIC ALLOCATION.......................       B        4,887     (216)   4,671     5,798     (126)   5,672

AXA/LOOMIS SAYLES GROWTH..................................       A          378     (254)     124       612     (207)     405
AXA/LOOMIS SAYLES GROWTH..................................       B          554     (248)     306       581     (137)     444

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       A            3      (28)     (25)        5      (25)     (20)
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY............       B          108     (251)    (143)      108     (213)    (105)

BLACKROCK GLOBAL ALLOCATION V.I. FUND.....................   CLASS III      993   (1,487)    (494)    1,368   (1,085)     283

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND................   CLASS III      759     (316)     443       194     (172)      22

CHARTER/SM/ AGGRESSIVE GROWTH.............................       B          263     (143)     120       126      (94)      32

CHARTER/SM/ CONSERVATIVE..................................       B          746     (557)     189       672     (652)      20

CHARTER/SM/ GROWTH........................................       B          332      (84)     248       167     (217)     (50)

CHARTER/SM/ MODERATE......................................       B          469     (362)     107     1,060     (362)     698

CHARTER/SM/ MODERATE GROWTH...............................       B          927     (359)     568       421     (422)      (1)

CHARTER/SM/ MULTI-SECTOR BOND.............................       B            8      (36)     (28)       17      (28)     (11)

CHARTER/SM/ SMALL CAP GROWTH..............................       B          249     (304)     (55)      219     (195)      24

CHARTER/SM/ SMALL CAP VALUE...............................       B          400     (237)     163       172     (507)    (335)

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO..........   CLASS II       337     (503)    (166)      632     (454)     178

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO...............   CLASS II       187      (75)     112       306      (62)     244

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO..........   CLASS II       537     (268)     269       552     (175)     377

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO....................   CLASS II        47      (16)      31        79      (37)      42

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES................. SERVICE CLASS    349     (188)     161       517     (178)     339

DELAWARE VIP(R) EMERGING MARKETS SERIES................... SERVICE CLASS    229      (57)     172       223      (78)     145

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.... SERVICE CLASS    263     (284)     (21)      288     (175)     113

EATON VANCE VT FLOATING-RATE INCOME FUND.................. INITIAL CLASS  2,263     (522)   1,741       911     (213)     698

EQ/AMERICAN CENTURY MID CAP VALUE.........................       B        7,023     (135)   6,888        --       --       --

EQ/BLACKROCK BASIC VALUE EQUITY...........................       A          318     (812)    (494)      440     (624)    (184)
EQ/BLACKROCK BASIC VALUE EQUITY...........................       B          422     (127)     295       441     (186)     255

EQ/CAPITAL GUARDIAN RESEARCH..............................       A           27      (84)     (57)       70      (96)     (26)
EQ/CAPITAL GUARDIAN RESEARCH..............................       B           12      (55)     (43)       50      (61)     (11)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-179

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             2018                        2017
                                                  --------------------------  --------------------------
                                                                      NET                         NET
                                                   UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                  ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                    SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                    ------------- ------- -------- ---------- ------- -------- ----------

EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       A           97      (11)       86        9      (13)      (4)
EQ/CLEARBRIDGE SELECT EQUITY
 MANAGED VOLATILITY................       B           12      (22)      (10)      20      (53)     (33)

EQ/COMMON STOCK INDEX..............       A          271     (173)       98      421     (122)     299
EQ/COMMON STOCK INDEX..............       B          587     (122)      465      348     (139)     209

EQ/CORE BOND INDEX.................       B        2,744   (5,547)   (2,803)   3,944   (3,800)     144

EQ/EMERGING MARKETS EQUITY PLUS....       B          407     (279)      128      456     (265)     191

EQ/EQUITY 500 INDEX................       A        1,201     (985)      216    2,100     (818)   1,282
EQ/EQUITY 500 INDEX................       B        2,260     (500)    1,760    2,278     (390)   1,888

EQ/FIDELITY INSTITUTIONAL AM/SM/
 LARGE CAP.........................       B        8,234     (218)    8,016       --       --       --

EQ/FRANKLIN RISING DIVIDENDS.......       B        5,289     (135)    5,154       --       --       --

EQ/FRANKLIN STRATEGIC INCOME.......       B        4,541     (119)    4,422       --       --       --

EQ/GLOBAL BOND PLUS................       A           47      (88)      (41)      55     (115)     (60)
EQ/GLOBAL BOND PLUS................       B           36     (107)      (71)      45      (50)      (5)

EQ/GOLDMAN SACHS MID CAP VALUE.....       B        1,286      (35)    1,251       --       --       --

EQ/INTERMEDIATE GOVERNMENT BOND....       B        1,555   (2,645)   (1,090)   1,584   (1,758)    (174)

EQ/INTERNATIONAL EQUITY INDEX......       A          460     (404)       56      609     (362)     247
EQ/INTERNATIONAL EQUITY INDEX......       B          576     (465)      111      648     (176)     472

EQ/INVESCO COMSTOCK................       A          612     (188)      424      152     (169)     (17)
EQ/INVESCO COMSTOCK................       B           36     (118)      (82)      64      (92)     (28)

EQ/INVESCO GLOBAL REAL ESTATE......       B        4,742     (151)    4,591       --       --       --

EQ/INVESCO INTERNATIONAL GROWTH....       B        3,604     (113)    3,491       --       --       --

EQ/IVY ENERGY......................       B        3,398     (150)    3,248       --       --       --

EQ/IVY MID CAP GROWTH..............       B        2,395      (49)    2,346       --       --       --

EQ/IVY SCIENCE AND TECHNOLOGY......       B        3,841      (61)    3,780       --       --       --

EQ/JPMORGAN VALUE OPPORTUNITIES....       A           93     (111)      (18)     151     (133)      18
EQ/JPMORGAN VALUE OPPORTUNITIES....       B           73      (78)       (5)     110      (59)      51

EQ/LARGE CAP GROWTH INDEX..........       A          252     (236)       16      447     (174)     273
EQ/LARGE CAP GROWTH INDEX..........       B          530     (224)      306      515     (111)     404

EQ/LARGE CAP VALUE INDEX...........       A          183     (205)      (22)     358     (140)     218

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-180

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

EQ/LARGE CAP VALUE INDEX...............................        B           386      (98)      288      388     (116)      272

EQ/LAZARD EMERGING MARKETS EQUITY......................        B         8,039     (208)    7,831       --       --        --

EQ/MFS INTERNATIONAL GROWTH............................        A           570     (211)      359      431     (209)      222
EQ/MFS INTERNATIONAL GROWTH............................        B           517     (197)      320      391     (208)      183

EQ/MFS INTERNATIONAL VALUE.............................        B        13,868     (375)   13,493       --       --        --

EQ/MFS TECHNOLOGY......................................        B         1,144      (76)    1,068       --       --        --

EQ/MFS UTILITIES SERIES................................        B         3,148     (100)    3,048       --       --        --

EQ/MID CAP INDEX.......................................        A           493     (499)       (6)     489     (595)     (106)
EQ/MID CAP INDEX.......................................        B           682     (169)      513      565     (168)      397

EQ/MONEY MARKET........................................        A         5,707   (5,736)      (29)   4,821   (7,476)   (2,655)
EQ/MONEY MARKET........................................        B         9,697   (9,868)     (171)   7,210   (7,560)     (350)

EQ/OPPENHEIMER GLOBAL..................................        A           563     (849)     (286)     926     (296)      630
EQ/OPPENHEIMER GLOBAL..................................        B           614     (177)      437      311     (253)       58

EQ/PIMCO GLOBAL REAL RETURN............................        B           709     (291)      418      983     (309)      674

EQ/PIMCO REAL RETURN...................................        B         4,511     (146)    4,365       --       --        --

EQ/PIMCO TOTAL RETURN..................................        B        14,893     (372)   14,521       --       --        --

EQ/PIMCO ULTRA SHORT BOND..............................        A           856     (563)      293      556     (757)     (201)
EQ/PIMCO ULTRA SHORT BOND..............................        B         1,051     (135)      916      427     (232)      195

EQ/QUALITY BOND PLUS...................................        B           659     (867)     (208)     425     (246)      179

EQ/SMALL COMPANY INDEX.................................        A           496     (255)      241      408     (601)     (193)
EQ/SMALL COMPANY INDEX.................................        B           467     (346)      121      391     (114)      277

EQ/T. ROWE PRICE GROWTH STOCK..........................        A           771     (901)     (130)   1,226     (453)      773
EQ/T. ROWE PRICE GROWTH STOCK..........................        B         1,289     (462)      827    1,010     (426)      584

EQ/T. ROWE PRICE HEALTH SCIENCES.......................        B         5,415     (112)    5,303       --       --        --

EQ/UBS GROWTH & INCOME.................................        B            45     (184)     (139)     102     (165)      (63)

FEDERATED HIGH INCOME BOND FUND II.....................  SERVICE CLASS     639     (453)      186      577     (260)      317

FEDERATED KAUFMANN FUND II.............................  SERVICE CLASS     423      (63)      360      194      (46)      148

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........ SERVICE CLASS 2      4      (19)      (15)      10       (8)        2

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................. SERVICE CLASS 2     --      (36)      (36)      25       (3)       22

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                   2018                        2017
                                                                        --------------------------  --------------------------
                                                                                            NET                         NET
                                                                         UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                        ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                        --------------- ------- -------- ---------- ------- -------- ----------

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         9      (7)        2

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................. SERVICE CLASS 2     21       (5)      16         5      (8)       (3)

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................. SERVICE CLASS 2      9      (15)      (6)        6     (10)       (4)

FIDELITY(R) VIP MID CAP PORTFOLIO...................... SERVICE CLASS 2    544     (444)     100       731    (363)      368

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............. SERVICE CLASS 2  2,260   (1,035)   1,225     2,274    (682)    1,592

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..........     CLASS I        119      (91)      28       172     (78)       94

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.............................................     CLASS I        632     (647)     (15)    1,048    (474)      574

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND............     CLASS 2        935     (153)     782       221    (188)       33

FRANKLIN INCOME VIP FUND...............................     CLASS 2        791     (730)      61     1,052    (715)      337

FRANKLIN MUTUAL SHARES VIP FUND........................     CLASS 2         66     (176)    (110)      135    (116)       19

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES      90      (66)      24        81     (50)       31

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES       2       (4)      (2)        4     (26)      (22)

HARTFORD CAPITAL APPRECIATION HLS FUND.................       IC           229     (170)      59       334    (128)      206

HARTFORD GROWTH OPPORTUNITIES HLS FUND.................       IC           515     (304)     211       410    (311)       99

INVESCO V.I. AMERICAN FRANCHISE FUND...................    SERIES II         5       (3)       2         3      (6)       (3)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.............    SERIES II       191     (199)      (8)      276    (196)       80

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................    SERIES II       219     (717)    (498)      647    (422)      225

INVESCO V.I. EQUITY AND INCOME FUND....................    SERIES II       255      (80)     175       448     (47)      401

INVESCO V.I. HEALTH CARE FUND..........................    SERIES II       165      (63)     102        99     (45)       54

INVESCO V.I. HIGH YIELD FUND...........................    SERIES II     1,102   (1,138)     (36)      725    (642)       83

INVESCO V.I. MID CAP CORE EQUITY FUND..................    SERIES II        49      (67)     (18)       70     (88)      (18)

INVESCO V.I. SMALL CAP EQUITY FUND.....................    SERIES II       231      (87)     144       206    (106)      100

IVY VIP ASSET STRATEGY.................................    CLASS II        229     (355)    (126)      200    (596)     (396)

IVY VIP GLOBAL EQUITY INCOME...........................    CLASS II         26     (114)     (88)       45    (120)      (75)

IVY VIP HIGH INCOME....................................    CLASS II        528     (911)    (383)      858    (645)      213

IVY VIP NATURAL RESOURCES..............................    CLASS II        133     (298)    (165)      191    (271)      (80)

IVY VIP SMALL CAP GROWTH...............................    CLASS II        954     (557)     397       163    (166)       (3)

JANUS HENDERSON BALANCED PORTFOLIO..................... SERVICE SHARES   2,785     (402)   2,383     1,439    (286)    1,153

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO................ SERVICE SHARES     475     (579)    (104)      843    (292)      551

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-182

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                          SHARE CLASS**  (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                          -------------- ------- -------- ---------- ------- -------- ----------

JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO............ SERVICE SHARES    190     (127)       63      189     (66)      123

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO.....    CLASS 2        573     (220)      353      471     (90)      381

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO........    CLASS 2        651     (157)      494      531    (122)      409

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO......   VC SHARES     2,232   (1,040)    1,192    2,232    (667)    1,565

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO.......   VC SHARES         7      (39)      (32)      11     (33)      (22)

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO   VC SHARES        12      (50)      (38)      48     (71)      (23)

MFS(R) INVESTORS TRUST SERIES............................ SERVICE CLASS     126     (116)       10      158     (84)       74

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.... SERVICE CLASS      54     (103)      (49)     124     (86)       38

MFS(R) RESEARCH SERIES................................... SERVICE CLASS      51      (18)       33       54     (32)       22

MFS(R) VALUE SERIES...................................... SERVICE CLASS     593     (197)      396      753    (140)      613

MULTIMANAGER AGGRESSIVE EQUITY...........................       B           108     (108)       --       61    (101)      (40)

MULTIMANAGER CORE BOND...................................       B           803   (1,810)   (1,007)   1,231    (480)      751

MULTIMANAGER MID CAP GROWTH..............................       B           686     (297)      389      135    (137)       (2)

MULTIMANAGER MID CAP VALUE...............................       B           301     (346)      (45)      77    (422)     (345)

MULTIMANAGER TECHNOLOGY..................................       B         1,075     (485)      590      714    (238)      476

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO..........    CLASS S         85      (70)       15      102     (68)       34

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY
 PORTFOLIO...............................................    CLASS S         75      (25)       50       65     (32)       33

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......... ADVISOR CLASS     518     (348)      170      367    (499)     (132)

PIMCO EMERGING MARKETS BOND PORTFOLIO.................... ADVISOR CLASS     131     (273)     (142)     251    (247)        4

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)..... ADVISOR CLASS     161      (67)       94      173     (20)      153

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.... ADVISOR CLASS      38      (30)        8       33     (26)        7

PIMCO INCOME PORTFOLIO................................... ADVISOR CLASS      41       --        41       --      --        --

PROFUND VP BEAR.......................................... COMMON SHARES     574     (543)       31       27     (49)      (22)

PROFUND VP BIOTECHNOLOGY................................. COMMON SHARES      95     (217)     (122)     143    (261)     (118)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-183

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                    2018                        2017
                                                                         --------------------------  --------------------------
                                                                                             NET                         NET
                                                                          UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                         ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                           SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                           ------------- ------- -------- ---------- ------- -------- ----------

PUTNAM VT DIVERSIFIED INCOME FUND.........................    CLASS B     1,456     (572)     884       330     (108)     222

PUTNAM VT GLOBAL ASSET ALLOCATION FUND....................    CLASS B       109      (89)      20       168       (7)     161

PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND................    CLASS B        82      (76)       6        73      (39)      34

PUTNAM VT RESEARCH FUND...................................    CLASS B        61       (4)      57        30       (5)      25

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO........   CLASS II        19      (27)      (8)       66      (40)      26

SEI VP BALANCED STRATEGY FUND.............................   CLASS III       98      (80)      18       232     (127)     105

SEI VP CONSERVATIVE STRATEGY FUND.........................   CLASS III      228     (259)     (31)      306     (377)     (71)

SEI VP MARKET GROWTH STRATEGY FUND........................   CLASS III       51      (55)      (4)       72     (133)     (61)

SEI VP MARKET PLUS STRATEGY FUND..........................   CLASS III      101      (28)      73        14      (14)      --

SEI VP MODERATE STRATEGY FUND.............................   CLASS III      148      (83)      65        92     (505)    (413)

T. ROWE PRICE EQUITY INCOME PORTFOLIO.....................   CLASS II       406      (59)     347       240      (41)     199

TEMPLETON DEVELOPING MARKETS VIP FUND.....................    CLASS 2       233     (238)      (5)      532   (1,097)    (565)

TEMPLETON FOREIGN VIP FUND................................    CLASS 2        52     (131)     (79)       61     (138)     (77)

TEMPLETON GLOBAL BOND VIP FUND............................    CLASS 2     1,186   (1,501)    (315)    1,289   (1,297)      (8)

TEMPLETON GROWTH VIP FUND.................................    CLASS 2         4      (23)     (19)        2      (16)     (14)

VANECK VIP GLOBAL HARD ASSETS FUND........................    CLASS S       386     (644)    (258)      565     (932)    (367)

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND....... INITIAL CLASS     32      (18)      14        31      (22)       9

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-184

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc., ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)(R) Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open- ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. American Franchise Fund
  .   Invesco V.I. Balanced-Risk Allocation Fund
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Equity and Income Fund
  .   Invesco V.I. Health Care Fund/(1)/
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AB VARIABLE PRODUCT SERIES FUND, INC.*
  .   AB VPS Balanced Wealth Strategy Portfolio
  .   AB VPS Global Thematic Growth Portfolio
  .   AB VPS Growth and Income Portfolio
  .   AB VPS International Growth Portfolio
  .   AB VPS Real Estate Investment Portfolio
  .   AB VPS Small/Mid Cap Value Portfolio

     ALPS VARIABLE INVESTMENT TRUST
  .   ALPS I Red Rocks Listed Private Equity Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Inflation Protection Fund
  .   American Century VP Large Company Value

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) Bond Fund/SM/
  .   American Funds Insurance Series(R) Global Growth Fund/SM/
  .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
  .   American Funds Insurance Series(R) Growth-Income Fund/SM/
  .   American Funds Insurance Series(R) International Growth and Income
      Fund/SM/
  .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
  .   American Funds Insurance Series(R) New World Fund(R)

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Aggressive Growth
  .   Charter/SM/ Conservative
  .   Charter/SM/ Growth
  .   Charter/SM/ Moderate
  .   Charter/SM/ Moderate Growth
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Focus Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)(R) TRUST
  .   Delaware VIP(R) Diversified Income Series
  .   Delaware VIP(R) Emerging Markets Series
  .   Delaware VIP(R) Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
  .   Eaton Vance VT Floating-Rate Income Fund

                                    FSA-185

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Energy
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Multi-Alternative Strategies
  .   1290 VT Natural Resources
  .   1290 VT Real Estate
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Aggressive Strategy
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA Ultra Conservative Strategy
  .   AXA/AB Dynamic Aggressive Growth
  .   AXA/AB Dynamic Growth
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Goldman Sachs Strategic Allocation
  .   AXA/Invesco Strategic Allocation
  .   AXA/Janus Enterprise
  .   AXA/JPMorgan Strategic Allocation
  .   AXA/Legg Mason Strategic Allocation
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Franklin Strategic Income
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/Ivy Science and Technology
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Real Return
  .   EQ/PIMCO Total Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/T. Rowe Price Health Sciences
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FEDERATED INSURANCE SERIES
  .   Federated High Income Bond Fund II
  .   Federated Kaufmann Fund II

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Asset Manager: Growth Portfolio
  .   Fidelity(R) VIP Freedom 2015 Portfolio
  .   Fidelity(R) VIP Freedom 2020 Portfolio
  .   Fidelity(R) VIP Freedom 2025 Portfolio
  .   Fidelity(R) VIP Freedom 2030 Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio
  .   Fidelity(R) VIP Strategic Income Portfolio

                                    FSA-186

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
  .   First Trust Multi Income Allocation Portfolio
  .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Franklin Founding Funds Allocation VIP Fund
  .   Franklin Income VIP Fund
  .   Franklin Mutual Shares VIP Fund
  .   Templeton Developing Markets VIP Fund
  .   Templeton Foreign VIP Fund
  .   Templeton Global Bond VIP Fund
  .   Templeton Growth VIP Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
  .   Guggenheim VIF Global Managed Futures Strategy Fund
  .   Guggenheim VIF Multi-Hedge Strategies Fund

     HARTFORD
  .   Hartford Capital Appreciation HLS Fund
  .   Hartford Growth Opportunities HLS Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Asset Strategy
  .   Ivy VIP Global Equity Income/(3)/
  .   Ivy VIP High Income
  .   Ivy VIP Natural Resources
  .   Ivy VIP Small Cap Growth

     JANUS ASPEN SERIES
  .   Janus Henderson Balanced Portfolio
  .   Janus Henderson Flexible Bond Portfolio
  .   Janus Henderson U.S. Low Volatility Portfolio

     JPMORGAN INSURANCE TRUST
  .   JPMorgan Insurance Trust Global Allocation Portfolio
  .   JPMorgan Insurance Trust Income Builder Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  .   ClearBridge Variable Aggressive Growth Portfolio
  .   ClearBridge Variable Appreciation Portfolio
  .   ClearBridge Variable Dividend Strategy Portfolio
  .   ClearBridge Variable Mid Cap Portfolio
  .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     LORD ABBETT SERIES FUND, INC.
  .   Lord Abbett Series Fund -- Bond Debenture Portfolio
  .   Lord Abbett Series Fund -- Classic Stock Portfolio
  .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Research Series
  .   MFS(R) Value Series

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  .   Neuberger Berman International Equity Portfolio
  .   Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

     NORTHERN LIGHTS VARIABLE TRUST
  .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio
  .   PIMCO Emerging Markets Bond Portfolio
  .   PIMCO Global Bond Opportunities Portfolio (Unhedged)/(4)/
  .   PIMCO Global Multi-Asset Managed Allocation Portfolio
  .   PIMCO Income Portfolio

     PROFUNDS VP
  .   ProFund VP Bear
  .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
  .   Putnam VT Diversified Income Fund
  .   Putnam VT Global Asset Allocation Fund
  .   Putnam VT Multi-Asset Absolute Return Fund/(5)/
  .   Putnam VT Research Fund

     SEI INSURANCE PRODUCTS TRUST
  .   SEI VP Balanced Strategy Fund
  .   SEI VP Conservative Strategy Fund
  .   SEI VP Market Growth Strategy Fund
  .   SEI VP Market Plus Strategy Fund
  .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
  .   T. Rowe Price Equity Income Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund
  .   VanEck VIP Unconstrained Emerging Markets Bond Fund

   (1)Formerly known as Invesco V.I. Global Healthcare Fund.
   (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.
   (3)Formerly known as Ivy VIP Dividend Opportunities.

   (4)Formerly known as PIMCO Global Bond Portfolio (Unhedged).
   (5)Formerly known as Putnam VT Absolute Return 500.


   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-187

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)



   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

                                    FSA-188

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                                        PURCHASES     SALES
                                                                       ----------- -----------
1290 VT Convertible Securities........................................ $ 2,811,177 $   795,380
1290 VT DoubleLine Dynamic Allocation.................................   1,376,858   1,718,955
1290 VT DoubleLine Opportunistic Bond.................................   6,985,217   2,971,324
1290 VT Energy........................................................   1,068,725     840,075
1290 VT Equity Income.................................................  10,784,571   6,362,331
1290 VT GAMCO Mergers & Acquisitions..................................   3,307,178   2,442,512
1290 VT GAMCO Small Company Value.....................................  38,039,049  30,354,908
1290 VT High Yield Bond...............................................   4,678,473   3,247,979
1290 VT Low Volatility Global Equity..................................   1,310,044     358,856

                                    FSA-189

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                               PURCHASES       SALES
                                                                             -------------- ------------
1290 VT Micro Cap........................................................... $       76,018 $      1,325
1290 VT Multi-Alternative Strategies........................................         14,471           12
1290 VT Natural Resources...................................................      1,850,170    1,216,259
1290 VT Real Estate.........................................................      1,888,810    1,995,275
1290 VT Small Cap Value.....................................................        123,871          130
1290 VT SmartBeta Equity....................................................      2,205,139      307,803
1290 VT Socially Responsible................................................      3,202,739      756,790
7Twelve/TM/ Balanced Portfolio..............................................      3,398,630   13,475,583
AB VPS Balanced Wealth Strategy Portfolio...................................        681,307      774,283
AB VPS Global Thematic Growth Portfolio.....................................        597,142      295,163
AB VPS Growth and Income Portfolio..........................................      7,179,689      825,011
AB VPS International Growth Portfolio.......................................      1,292,617    2,150,476
AB VPS Real Estate Investment Portfolio.....................................      1,644,582      982,811
AB VPS Small/Mid Cap Value Portfolio........................................      2,177,075      849,890
All Asset Growth-Alt 20.....................................................      5,253,601    4,993,261
ALPS | Red Rocks Listed Private Equity Portfolio............................      1,985,937      651,196
American Century VP Inflation Protection Fund...............................      2,704,537      715,590
American Century VP Large Company Value.....................................        254,115      639,209
American Funds Insurance Series(R) Asset Allocation Fund/SM/................     33,505,611    6,737,782
American Funds Insurance Series(R) Bond Fund/SM/............................      4,382,234    9,216,076
American Funds Insurance Series(R) Global Growth Fund/SM/...................      8,175,240    2,999,395
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....      5,002,583    1,937,745
American Funds Insurance Series(R) Growth-Income Fund/SM/...................     11,218,704    1,924,509
American Funds Insurance Series(R) International Growth and Income Fund/SM/.      2,877,302      575,459
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...      1,251,029    1,712,304
American Funds Insurance Series(R) New World Fund(R)........................     14,093,735    5,684,139
AXA 400 Managed Volatility..................................................      9,028,805   15,896,853
AXA 500 Managed Volatility..................................................     12,125,415   39,070,398
AXA 2000 Managed Volatility.................................................     11,371,111   16,773,721
AXA Aggressive Allocation...................................................      6,981,053    4,350,592
AXA Aggressive Strategy.....................................................    574,234,490  341,313,856
AXA Balanced Strategy.......................................................    284,005,590  421,324,093
AXA Conservative Growth Strategy............................................    144,339,993  258,350,833
AXA Conservative Strategy...................................................    142,423,797  240,862,101
AXA Global Equity Managed Volatility........................................      2,207,194    3,765,131
AXA Growth Strategy.........................................................    499,832,813  442,062,304
AXA International Core Managed Volatility...................................      2,183,142    2,884,295
AXA International Managed Volatility........................................      9,902,885   19,087,871
AXA International Value Managed Volatility..................................        116,496      639,965
AXA Large Cap Core Managed Volatility.......................................      1,223,384    2,513,548
AXA Large Cap Growth Managed Volatility.....................................      4,693,826    6,891,595
AXA Large Cap Value Managed Volatility......................................      3,951,688    5,363,658
AXA Mid Cap Value Managed Volatility........................................      3,001,118    3,432,817
AXA Moderate Allocation.....................................................     39,897,464   18,670,743
AXA Moderate Growth Strategy................................................    533,684,663  768,718,037
AXA Moderate-Plus Allocation................................................     16,387,016    9,131,829
AXA Ultra Conservative Strategy.............................................  1,051,823,845   99,828,725
AXA/AB Dynamic Aggressive Growth............................................     91,491,550    1,154,217
AXA/AB Dynamic Growth.......................................................    144,079,029   21,705,709
AXA/AB Dynamic Moderate Growth..............................................    215,538,337  431,091,509
AXA/AB Short Duration Government Bond.......................................      1,646,636      511,157
AXA/AB Small Cap Growth.....................................................     25,953,032   16,783,130
AXA/ClearBridge Large Cap Growth............................................     10,112,452   14,850,000

                                    FSA-190

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                                            PURCHASES      SALES
                                                                           ------------ -----------
AXA/Franklin Balanced Managed Volatility.................................. $  3,119,800 $13,420,998
AXA/Franklin Small Cap Value Managed Volatility...........................    2,167,543   2,953,275
AXA/Franklin Templeton Allocation Managed Volatility......................    3,447,784   2,847,343
AXA/Goldman Sachs Strategic Allocation....................................   97,210,514  14,579,115
AXA/Invesco Strategic Allocation..........................................   45,906,643   9,142,895
AXA/Janus Enterprise......................................................   11,387,935   9,259,008
AXA/JPMorgan Strategic Allocation.........................................   74,148,099   1,005,098
AXA/Legg Mason Strategic Allocation.......................................   57,949,908   4,493,613
AXA/Loomis Sayles Growth .................................................   27,336,429  12,325,417
AXA/Templeton Global Equity Managed Volatility............................    3,506,701   3,895,780
BlackRock Global Allocation V.I. Fund.....................................   18,189,404  20,296,961
BlackRock Large Cap Focus Growth V.I. Fund................................   29,290,244   9,999,003
Charter/SM/ Aggressive Growth.............................................    3,198,961   1,695,718
Charter/SM/ Conservative..................................................    8,835,558   6,318,353
Charter/SM/ Growth........................................................    4,222,176   1,117,045
Charter/SM/ Moderate......................................................    6,186,176   4,388,136
Charter/SM/ Moderate Growth...............................................   11,108,966   4,332,853
Charter/SM/ Multi-Sector Bond.............................................      156,083     468,094
Charter/SM/ Small Cap Growth..............................................    4,064,469   3,528,156
Charter/SM/ Small Cap Value...............................................    9,050,235   5,571,632
ClearBridge Variable Aggressive Growth Portfolio..........................    7,561,666   6,685,541
ClearBridge Variable Appreciation Portfolio...............................    3,190,639   1,164,489
ClearBridge Variable Dividend Strategy Portfolio..........................    9,155,846   3,949,034
ClearBridge Variable Mid Cap Portfolio....................................      636,959     255,554
Delaware VIP(R) Diversified Income Series.................................    4,048,765   2,128,659
Delaware VIP(R) Emerging Markets Series...................................    2,731,598     675,042
Delaware VIP(R) Limited-Term Diversified Income Series....................    2,846,979   2,939,658
Eaton Vance VT Floating-Rate Income Fund..................................   25,850,738   6,111,809
EQ/American Century Mid Cap Value.........................................  143,811,202   3,123,438
EQ/BlackRock Basic Value Equity...........................................   25,689,018  20,692,082
EQ/Capital Guardian Research..............................................    3,302,997   4,074,149
EQ/ClearBridge Select Equity Managed Volatility...........................    3,071,964     621,343
EQ/Common Stock Index.....................................................   18,663,067   6,980,985
EQ/Core Bond Index........................................................   33,846,948  62,648,242
EQ/Emerging Markets Equity PLUS...........................................    4,357,323   2,860,611
EQ/Equity 500 Index.......................................................   75,144,589  37,028,463
EQ/Fidelity Institutional AM/SM/ Large Cap................................  175,809,025   4,927,467
EQ/Franklin Rising Dividends..............................................   84,089,620   2,357,898
EQ/Franklin Strategic Income..............................................   59,494,085   1,698,662
EQ/Global Bond PLUS.......................................................      992,180   2,174,643
EQ/Goldman Sachs Mid Cap Value............................................   27,551,443     803,846
EQ/Intermediate Government Bond...........................................   16,805,744  28,191,198
EQ/International Equity Index.............................................   13,256,939  10,764,135
EQ/Invesco Comstock.......................................................   17,826,579   7,364,294
EQ/Invesco Global Real Estate.............................................   70,168,186   2,447,662
EQ/Invesco International Growth...........................................   45,892,862   1,512,394
EQ/Ivy Energy.............................................................   32,801,731   1,205,262
EQ/Ivy Mid Cap Growth.....................................................   63,841,470   1,412,158
EQ/Ivy Science and Technology.............................................   90,688,115   1,708,043
EQ/JPMorgan Value Opportunities...........................................    5,661,830   4,959,414
EQ/Large Cap Growth Index.................................................   20,279,208  11,242,926
EQ/Large Cap Value Index..................................................   11,710,112   6,492,724
EQ/Lazard Emerging Markets Equity.........................................   83,082,334   2,400,239
EQ/MFS International Growth...............................................   21,360,316   7,083,166

                                    FSA-191

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                               PURCHASES      SALES
                                                              ------------ ------------
EQ/MFS International Value................................... $228,177,028 $  6,845,868
EQ/MFS Technology............................................   39,607,432    2,550,160
EQ/MFS Utilities Series......................................   53,895,983    1,669,915
EQ/Mid Cap Index.............................................   30,066,655   17,016,528
EQ/Money Market..............................................  146,600,448  148,847,789
EQ/Oppenheimer Global........................................   22,430,950   22,002,625
EQ/PIMCO Global Real Return..................................    8,062,534    3,355,388
EQ/PIMCO Real Return.........................................   50,397,544    1,771,974
EQ/PIMCO Total Return........................................  169,064,471    4,743,375
EQ/PIMCO Ultra Short Bond....................................   19,420,609    7,132,364
EQ/Quality Bond PLUS.........................................    9,279,432   11,205,916
EQ/Small Company Index.......................................   25,998,872   12,100,123
EQ/T. Rowe Price Growth Stock................................   60,712,615   38,721,133
EQ/T. Rowe Price Health Sciences.............................  165,389,979    3,845,479
EQ/UBS Growth & Income.......................................    1,067,105    1,509,933
Federated High Income Bond Fund II...........................    8,696,635    5,328,136
Federated Kaufmann Fund II...................................    7,040,298    1,133,766
Fidelity(R) VIP Asset Manager: Growth Portfolio..............      119,345      340,915
Fidelity(R) VIP Freedom 2015 Portfolio.......................       30,614      528,256
Fidelity(R) VIP Freedom 2020 Portfolio.......................      361,164       85,840
Fidelity(R) VIP Freedom 2025 Portfolio.......................      370,251       91,515
Fidelity(R) VIP Freedom 2030 Portfolio.......................      167,677      257,743
Fidelity(R) VIP Mid Cap Portfolio............................   16,868,660   10,461,680
Fidelity(R) VIP Strategic Income Portfolio...................   31,257,485   14,454,401
First Trust Multi Income Allocation Portfolio................    1,380,303    1,033,037
First Trust/Dow Jones Dividend & Income Allocation Portfolio.    9,686,615    9,783,993
Franklin Founding Funds Allocation VIP Fund..................   14,237,497    2,586,497
Franklin Income VIP Fund.....................................   14,490,429   11,564,637
Franklin Mutual Shares VIP Fund..............................    1,675,011    3,141,542
Guggenheim VIF Global Managed Futures Strategy Fund..........      765,950      599,038
Guggenheim VIF Multi-Hedge Strategies Fund...................       20,918       52,639
Hartford Capital Appreciation HLS Fund.......................    4,895,552    2,385,266
Hartford Growth Opportunities HLS Fund.......................   13,189,201    5,304,984
Invesco V.I. American Franchise Fund.........................      175,107       94,777
Invesco V.I. Balanced-Risk Allocation Fund...................    3,190,481    2,338,940
Invesco V.I. Diversified Dividend Fund.......................    8,391,986   15,361,788
Invesco V.I. Equity and Income Fund..........................    4,055,060    1,153,744
Invesco V.I. Health Care Fund................................    2,464,309      778,938
Invesco V.I. High Yield Fund.................................   14,939,236   13,937,810
Invesco V.I. Mid Cap Core Equity Fund........................    2,674,903    1,367,268
Invesco V.I. Small Cap Equity Fund...........................    5,069,396    2,015,798
Ivy VIP Asset Strategy.......................................    4,692,805    4,759,045
Ivy VIP Global Equity Income.................................    1,907,252    2,377,634
Ivy VIP High Income..........................................   17,502,861   17,591,345
Ivy VIP Natural Resources....................................    1,042,370    2,375,082
Ivy VIP Small Cap Growth.....................................   21,442,555    9,812,371
Janus Henderson Balanced Portfolio...........................   38,786,145    6,078,522
Janus Henderson Flexible Bond Portfolio......................    5,518,247    6,230,533
Janus Henderson U.S. Low Volatility Portfolio................    2,913,213    1,896,763
JPMorgan Insurance Trust Global Allocation Portfolio.........    6,762,233    2,783,827
JPMorgan Insurance Trust Income Builder Portfolio............    7,327,003    1,974,064
Lord Abbett Series Fund -- Bond Debenture Portfolio..........   36,613,087   15,406,466
Lord Abbett Series Fund -- Classic Stock Portfolio...........      807,354      738,021
Lord Abbett Series Fund -- Growth Opportunities Portfolio....    1,178,661      936,136

                                    FSA-192

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                                 PURCHASES     SALES
                                                                ----------- -----------
MFS(R) Investors Trust Series.................................. $ 2,597,415 $ 2,523,438
MFS(R) Massachusetts Investors Growth Stock Portfolio..........   2,278,252   2,773,519
MFS(R) Research Series.........................................     990,892     296,720
MFS(R) Value Series............................................   9,882,258   2,882,208
Multimanager Aggressive Equity.................................   6,103,885   4,556,119
Multimanager Core Bond.........................................  13,991,295  26,056,138
Multimanager Mid Cap Growth....................................  20,719,188   7,905,298
Multimanager Mid Cap Value.....................................   8,140,185   8,379,908
Multimanager Technology........................................  25,983,138  11,391,841
Neuberger Berman International Equity Portfolio................     933,442     813,241
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio.     786,787     267,241
PIMCO CommodityRealReturn(R) Strategy Portfolio................   3,933,121   2,557,602
PIMCO Emerging Markets Bond Portfolio..........................   2,347,821   3,864,766
PIMCO Global Bond Opportunities Portfolio (Unhedged)...........   1,945,840     718,474
PIMCO Global Multi-Asset Managed Allocation Portfolio..........     574,849     364,764
PIMCO Income Portfolio.........................................     415,075         338
ProFund VP Bear................................................   1,277,829   1,206,085
ProFund VP Biotechnology.......................................   3,292,296   7,919,411
Putnam VT Diversified Income Fund..............................  15,636,149   6,111,764
Putnam VT Global Asset Allocation Fund.........................   1,680,674   1,082,589
Putnam VT Multi-Asset Absolute Return Fund.....................     917,592     789,299
Putnam VT Research Fund........................................     801,121      65,872
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.............     267,514     318,076
SEI VP Balanced Strategy Fund..................................   1,372,767     996,931
SEI VP Conservative Strategy Fund..............................   2,711,507   2,851,762
SEI VP Market Growth Strategy Fund.............................     782,553     703,439
SEI VP Market Plus Strategy Fund...............................   1,254,449     360,042
SEI VP Moderate Strategy Fund..................................   2,034,951   1,011,068
T. Rowe Price Equity Income Portfolio..........................   6,224,025     894,520
Templeton Developing Markets VIP Fund..........................   3,002,915   2,927,345
Templeton Foreign VIP Fund.....................................     882,519   1,715,782
Templeton Global Bond VIP Fund.................................  12,961,778  19,601,807
Templeton Growth VIP Fund......................................     246,312     402,154
VanEck VIP Global Hard Assets Fund.............................   2,955,265   5,355,555
VanEck VIP Unconstrained Emerging Markets Bond Fund............     377,867     194,525

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT

                                    FSA-193

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)

   and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.65% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, 1290 VT Natural Resources, 1290 VT Real Estate, AXA/AB Dynamic Aggressive Growth, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/ Mid Cap Index and EQ/Small Company Index as well as a portion of AXA Large Cap Value Managed Volatility, EQ/ Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND EQ/AMERICAN CENTURY MID
                                                                       CAP VALUE
------------------------------------------------------------------------------------------------
Share Class                     CLASS II                               CLASS B
Shares                             6,838,886                              6,838,886
Net Asset Value                 $      20.52                           $      20.52
Net Assets Before Substitution  $140,333,940                           $         --
Net Assets After Substitution   $         --                           $140,333,940
Realized Gain                   $  3,692,050
------------------------------------------------------------------------------------------------

                                    FSA-194

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS 2                         CLASS B
Shares                             4,994,898                               4,994,898
Net Asset Value                 $      34.69                            $      34.69
Net Assets Before Substitution  $173,273,002                            $         --
Net Assets After Substitution   $         --                            $173,273,002
Realized Gain                   $  8,747,063
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN RISING DIVIDENDS VIP FUND      EQ/FRANKLIN RISING DIVIDENDS
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             2,997,007                               2,997,007
Net Asset Value                 $      27.02                            $      27.02
Net Assets Before Substitution  $ 80,974,037                            $         --
Net Assets After Substitution   $         --                            $ 80,974,037
Realized Gain                   $  2,872,247
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FRANKLIN STRATEGIC INCOME VIP FUND      EQ/FRANKLIN STRATEGIC INCOME
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS 2                                 CLASS B
Shares                             5,548,464                               5,548,464
Net Asset Value                 $      10.42                            $      10.42
Net Assets Before Substitution  $ 57,824,432                            $         --
Net Assets After Substitution   $         --                            $ 57,824,432
Realized Loss                   $ (3,259,661)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                          CLASS B
Shares                             1,631,102                               1,631,102
Net Asset Value                 $      16.69                            $      16.69
Net Assets Before Substitution  $ 27,223,099                            $         --
Net Assets After Substitution   $         --                            $ 27,223,099
Realized Loss                   $   (385,131)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL REAL ESTATE FUND    EQ/INVESCO GLOBAL REAL ESTATE
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             4,550,998                               4,550,998
Net Asset Value                 $      15.23                            $      15.23
Net Assets Before Substitution  $ 69,311,696                            $         --
Net Assets After Substitution   $         --                            $ 69,311,696
Realized Loss                   $ (4,069,876)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. INTERNATIONAL GROWTH FUND  EQ/INVESCO INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------------
Share Class                     SERIES II                               CLASS B
Shares                             1,313,147                               1,313,147
Net Asset Value                 $      34.38                            $      34.38
Net Assets Before Substitution  $ 45,145,982                            $         --
Net Assets After Substitution   $         --                            $ 45,145,982
Realized Gain                   $     21,414
----------------------------------------------------------------------------------------------------------

                                    FSA-195

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                       EQ/IVY ENERGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,503,081                           5,503,081
Net Asset Value                 $          5.72                      $         5.72
Net Assets Before Substitution  $    31,473,771                      $           --
Net Assets After Substitution   $            --                      $   31,473,771
Realized Loss                   $    (1,152,224)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP MID CAP GROWTH               EQ/IVY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                5,161,590                           5,161,590
Net Asset Value                 $         12.14                      $        12.14
Net Assets Before Substitution  $    62,672,021                      $           --
Net Assets After Substitution   $            --                      $   62,672,021
Realized Gain                   $     8,759,129
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP SCIENCE AND TECHNOLOGY       EQ/IVY SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     CLASS II                             CLASS B
Shares                                3,065,415                           3,065,415
Net Asset Value                 $         28.96                      $        28.96
Net Assets Before Substitution  $    88,786,081                      $           --
Net Assets After Substitution   $            --                      $   88,786,081
Realized Gain                   $    12,947,250
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT EMERGING           EQ/LAZARD EMERGING MARKETS
                                MARKETS EQUITY PORTFOLIO             EQUITY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE SHARES                       CLASS B
Shares                                4,204,821                           4,204,821
Net Asset Value                 $         19.44                      $        19.44
Net Assets Before Substitution  $    81,741,720                      $           --
Net Assets After Substitution   $            --                      $   81,741,720
Realized Loss                   $    (4,550,394)
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                8,724,199                           8,724,199
Net Asset Value                 $         25.69                      $        25.69
Net Assets Before Substitution  $   224,124,665                      $           --
Net Assets After Substitution   $            --                      $  224,124,665
Realized Gain                   $    21,786,071
----------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO          EQ/MFS TECHNOLOGY
----------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                        CLASS B
Shares                                2,094,304                           2,094,304
Net Asset Value                 $         18.36                      $        18.36
Net Assets Before Substitution  $    38,451,421                      $           --
Net Assets After Substitution   $            --                      $   38,451,421
Realized Gain                   $     8,713,486
----------------------------------------------------------------------------------------------------

                                    FSA-196

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                 EQ/MFS UTILITIES SERIES
----------------------------------------------------------------------------------------------------------
Share Class                     SERVICE CLASS                           CLASS B
Shares                             1,748,362                               1,748,362
Net Asset Value                 $      29.84                            $      29.84
Net Assets Before Substitution  $ 52,171,124                            $         --
Net Assets After Substitution   $         --                            $ 52,171,124
Realized Gain                   $    522,808
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO REAL RETURN PORTFOLIO             EQ/PIMCO REAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                             4,166,705                               4,166,705
Net Asset Value                 $      11.87                            $      11.87
Net Assets Before Substitution  $ 49,458,788                            $         --
Net Assets After Substitution   $         --                            $ 49,458,788
Realized Loss                   $ (4,467,041)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               PIMCO TOTAL RETURN PORTFOLIO            EQ/PIMCO TOTAL RETURN
----------------------------------------------------------------------------------------------------------
Share Class                     ADVISOR CLASS                           CLASS B
Shares                            15,637,293                              15,637,293
Net Asset Value                 $      10.51                            $      10.51
Net Assets Before Substitution  $164,347,948                            $         --
Net Assets After Substitution   $         --                            $164,347,948
Realized Loss                   $ (7,416,081)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               T. ROWE PRICE HEALTH SCIENCES PORTFOLIO EQ/T. ROWE PRICE HEALTH SCIENCES
----------------------------------------------------------------------------------------------------------
Share Class                     CLASS II                                CLASS B
Shares                             3,554,308                               3,554,308
Net Asset Value                 $      45.62                            $      45.62
Net Assets Before Substitution  $162,147,540                            $         --
Net Assets After Substitution   $         --                            $162,147,540
Realized Gain                   $ 26,248,550
----------------------------------------------------------------------------------------------------------

   In November 2018, pursuant to a Plan of Reorganization, as approved by Board of Trustees of Ivy Variable Insurance Portfolios, Ivy VIP Small Cap Growth (the "Surviving Portfolio") acquired the net assets of Ivy VIP Micro Cap Growth (the "Removed Portfolio"). Correspondingly, the Variable Investment Option that invested in the Removed Portfolio was replaced with the Variable Investment Option that invests in the Surviving Portfolio.

-----------------------------------------------------------------------------
                          REMOVED PORTFOLIO        SURVIVING PORTFOLIO
-----------------------------------------------------------------------------
 NOVEMBER 2, 2018         IVY VIP MICRO CAP GROWTH IVY VIP SMALL CAP GROWTH
-----------------------------------------------------------------------------
Share Class               CLASS II                 CLASS II
Shares                       169,795                  496,967
Net Asset Value           $    25.63               $     8.76
Net Assets Before Merger  $4,352,211               $       --
Net Assets After Merger   $       --               $4,352,211
Unrealized Gain           $  622,162
-----------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (each a "Surviving Portfolio" and together, the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (each a "Removed Portfolio" and together, the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios. For accounting purposes, these reorganizations were treated as a merger.

                                    FSA-197

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)


-------------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                                SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTEREST RATE STRATEGIES CHARTER/SM/ 1290 VT DOUBLELINE OPPORTUNISTIC
                          INCOME STRATEGIES                                BOND
-------------------------------------------------------------------------------------------------------------
                          CHARTER/SM/ INTEREST RATE STRATEGIES
Share Class               B
Shares                        445,986
Net Asset Value           $      9.74
Net Assets Before Merger  $ 4,344,750
Net Assets After Merger   $        --
Realized Loss             $   (19,281)
                          CHARTER/SM/ INCOME STRATEGIES
Share Class               B                                                B
Shares                        519,147                                        1,540,162
Net Asset Value           $      9.62                                      $     10.04
Net Assets Before Merger  $ 4,993,876                                      $ 6,126,955
Net Assets After Merger   $        --                                      $15,465,581
Realized Loss             $   (79,974)
-------------------------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25                      ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
-------------------------------------------------------------------------------------------------------------
                          ALL ASSET AGGRESSIVE-ALT 25
Share Class               B
Shares                        930,981
Net Asset Value           $     12.58
Net Assets Before Merger  $11,713,547
Net Assets After Merger   $        --
Unrealized Gain           $   543,080
                          ALL ASSET AGGRESSIVE-ALT 50
Share Class               B
Shares                        357,452
Net Asset Value           $      9.70
Net Assets Before Merger  $ 3,467,048
Net Assets After Merger   $        --
Realized Gain             $     4,342
                          ALL ASSET AGGRESSIVE-ALT 75
Share Class               B
Shares                        352,394
Net Asset Value           $      9.18
Net Assets Before Merger  $ 3,235,384
Net Assets After Merger   $        --
Realized Loss             $  (168,396)
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
Share Class               B
Shares                        916,272
Net Asset Value           $      9.21
Net Assets Before Merger  $ 8,439,300
Net Assets After Merger   $        --
Unrealized Loss           $  (229,672)
-------------------------------------------------------------------------------------------------------------

                                    FSA-198

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

--------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25          ALL ASSET GROWTH-ALT 20
                          ALL ASSET AGGRESSIVE-ALT 50
                          ALL ASSET AGGRESSIVE-ALT 75
                          CHARTER/SM/ ALTERNATIVE 100 MODERATE
--------------------------------------------------------------------------------------------
Share Class                                                    A
Shares                                                           1,697,815
Net Asset Value                                                $     20.03
Net Assets Before Merger                                       $19,588,268
Net Assets After Merger                                        $34,014,183
Share Class                                                    B
Shares                                                             619,024
Net Asset Value                                                $     20.09
Net Assets Before Merger                                       $     3,908
Net Assets After Merger                                        $12,433,272
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE   CHARTER/SM/ MODERATE
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       863,089                             3,330,365
Net Asset Value           $     9.74                           $     10.28
Net Assets Before Merger  $8,406,662                           $25,816,783
Net Assets After Merger   $       --                           $34,223,445
Realized Loss             $ (112,341)
--------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS              EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------
Share Class               B                                    B
Shares                       520,437                             2,070,002
Net Asset Value           $     9.18                           $      9.86
Net Assets Before Merger  $4,778,008                           $15,624,957
Net Assets After Merger   $       --                           $20,402,965
Realized Loss             $ (279,081)
--------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                              ASSET-BASED                 CURRENT   MAXIMUM
                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                               ------------- -------------- ------------ --------- ----------

Accumulator 11.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 11.0 -- Series CP.     0.95%          0.35%         0.25%      1.55%      1.55%

Accumulator 11.0 -- Series L..     1.10%          0.30%         0.25%      1.65%      1.65%

Accumulator 11.0 -- Series C..     1.10%          0.25%         0.35%      1.70%      1.70%

Accumulator 13.0 -- Series B..     0.80%          0.30%         0.20%      1.30%      1.30%

Accumulator 13.0 -- Series CP.     1.05%          0.35%         0.25%      1.65%      1.65%

Accumulator 13.0 -- Series L..     1.10%          0.35%         0.25%      1.70%      1.70%

Investment Edge/(1)/..........     0.70%          0.30%         0.20%      1.20%      1.20%

                                    FSA-199

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATED
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE     CHARGE
                                         ------------- -------------- ------------ --------- ----------

Investment Edge ADV/(1)/................     0.20%          0.10%         0.00%      0.30%      0.30%

Investment Edge Select/(1)/.............     0.75%          0.30%         0.20%      1.25%      1.25%

Investment Edge 15/(1)/.................     0.70%          0.30%         0.10%      1.10%      1.10%

Investment Edge 15 -- ADV/(1)/..........     0.10%          0.20%         0.00%      0.30%      0.30%

Investment Edge 15 -- Select/(1)/.......     0.75%          0.30%         0.20%      1.25%      1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%      1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%      1.55%

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%      1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%      0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 15 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series E...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 15 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

Retirement Cornerstone 15 -- Series L...     1.10%          0.35%         0.25%      1.70%      1.70%

Retirement Cornerstone 17 -- Series B...     0.80%          0.30%         0.20%      1.30%      1.30%

Retirement Cornerstone 17 -- Series CP..     1.05%          0.35%         0.25%      1.65%      1.65%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.
   ----------
  (1)We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

                                    FSA-200

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                             AMOUNT DEDUCTED
                 -------                          -----------                            ---------------

Charges for state premium and other       At time of transaction      Varies by state
applicable taxes

Annual Administrative charge              Annually on each contract   Depending on account value, in Years 1 to 2 lesser
                                          date anniversary.           of $30 or 2% of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract   Depending on the account value, if less than
                                          date anniversary.           $50,000 the fee is $50, for amounts of $50,000 or
                                                                      higher, $0.

Withdrawal charge                         At time of transaction      LOW - 0%


                                                                      HIGH - 8% in contract years 1 and 2. The charge
                                                                      declines 1% each contract year until it reaches 0%
                                                                      in contract year 10.

                                                                      Note - Depending on the contract and/or certain
                                                                      elections made under the contract, the withdrawal
                                                                      charge may or may not apply.

Charge for each additional transfer in    At time of transaction      Maximum Charge $35
excess of 12 transfers per contract year                              Current Charge $0

Special service charges

Express mail charge                       At time of transaction      Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction      Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction      Current and Maximum Charge: $35


Check preparation charge                  At time of transaction      Maximum Charge: $85
                                                                      Current charge: $0

Charge for third party transfer or        At time of transaction      Maximum Charge: $125
exchange                                                              Current charge: $65

                                                                      Note - This charge is currently waived. This waiver
                                                                      may discontinue at any time without notice.

Guaranteed Minimum Income Benefit                                     Current charge: 1.05%. Maximum charge 2.00%.
                                                                      AXA Equitable has the discretion to change the
                                                                      current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Income Benefit         Annually on each contract   Current charge: 1.15%. Maximum charge 2.30%.
                                          date anniversary for which  AXA Equitable has the discretion to change the
                                          the benefit is in effect.   current fee after the first two contract years but it
                                                                      will never exceed the maximum fee.

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death           Annually on each contract   0.35% of the Annual ratchet to age 80 benefit
Benefit                                   date anniversary            base.

                   AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                          ------------

Varies by state                                        Applied to an annuity
              payout option

Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
of $30 or 2% of account value, thereafter $30          account value

Depending on the account value, if less than           Unit liquidation from
$50,000 the fee is $50, for amounts of $50,000 or      account value
higher, $0.

LOW - 0%                                               Unit liquidation from
                                                       account value

HIGH - 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note - Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Maximum Charge $35                                     Unit liquidation from
Current Charge $0                                      account value



Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $90                        Unit liquidation from
                                                       account value

Current and Maximum Charge: $35                        Unit liquidation from
                                                       account value

Maximum Charge: $85                                    Unit liquidation from
Current charge: $0                                     account value

Maximum Charge: $125                                   Unit liquidation from
Current charge: $65                                    account value

Note - This charge is currently waived. This waiver may discontinue at any time without notice.

Current charge: 1.05%. Maximum charge 2.00%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current charge: 1.15%. Maximum charge 2.30%.           Unit liquidation from
AXA Equitable has the discretion to change the         account value
current fee after the first two contract years but it
will never exceed the maximum fee.



0.35% of the Annual ratchet to age 80 benefit          Unit liquidation from
base.                                                  account value

                                    FSA-201

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                             AMOUNT DEDUCTED
                -------                         -----------                             ---------------

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum charge 2.00%.
                                        anniversary                 AXA Equitable has the discretion to change the
                                                                    current fee after the first two contract years but it
                                                                    will never exceed the maximum fee.

Greater of Death Benefit                Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.05% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.10% if the roll-up benefit base to age
                                                                    85 resets.

                                        Annually on each contract   Current Charge 0.90%. Maximum charge can be
                                        anniversary                 increased to 1.20% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 1.05% or 1.15%
                                        anniversary                 Maximum Charge 2.00% or 2.30%

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMDB II                      Annually on each contract   GMBD II election: 1.25% (max 2.60%)
                                        anniversary

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.10% (max 2.30%)
                                        anniversary

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.25% (max 2.60%)
                                        anniversary

Greater of Income Benefit               Annually on each contract   Current Charge 0.95%. Maximum charge can be
                                        anniversary                 increased to 1.25% if the GIB benefit base resets.

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% - Current Charge (Max. 0.25%)
Benefit Charge                          anniversary

                                        Annually on each contract   0.35% - Current Charge (Max. 0.35%)
                                        anniversary

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% - Current Charge (Max. 0.25%)
                                        anniversary

Earnings Enhancement Benefit            Annually on each contract   0.35%
                                        date anniversary for which
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge 1.10%.
                                        date anniversary for which  Maximum charge can be increased to 1.40%, if the
                                        the benefit is in effect.   GMIB is reset or if the GWBL benefit ratchets after
                                                                    conversion.

                                                                    GMIB II Conversion: Current charge 1.25%.
                                                                    Maximum charge can be increased to 1.55%, if the
                                                                    GMIB II is reset or if the GWBL benefit ratchets after
                                                                    conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age Current Charge:
                                        anniversary                 Ranges from low of 0.60% to age 65 to 20.00%
                                                                    over age 95 Maximum Charge: Ranges from low of
                                                                    1.20% to age 65 and 40.00% over age 95.

RMD Wealth Guard Death Benefit          Annually on each contract   Maximum Charge: 1.80%
                                        anniversary                 Current charge 0.90%

                                        Annually on each contract   Maximum Charge: 1.20 (for issue ages 20-64). 2.00%
                                        anniversary                 (for issue ages 65-68). Current charge 0.60 )for issue
                                                                    ages 20-64) and 1.00% (for issue ages 65-68).

                   AMOUNT DEDUCTED                          HOW DEDUCTED
                    ---------------                          ------------

Current charge: 1.05%. Maximum charge 2.00%.            Unit liquidation from
AXA Equitable has the discretion to change the          account value
current fee after the first two contract years but it
will never exceed the maximum fee.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.05% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.10% if the roll-up benefit base to age   account value
85 resets.

Current Charge 0.90%. Maximum charge can be             Unit liquidation from
increased to 1.20% if the GIB benefit base resets.      account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

Current Charge 1.05% or 1.15%                           Unit liquidation from
Maximum Charge 2.00% or 2.30%                           account value

GMBD I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMBD II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

GMIB I election: 1.10% (max 2.30%)                      Unit liquidation from
                             account value

GMIB II election: 1.25% (max 2.60%)                     Unit liquidation from
                             account value

Current Charge 0.95%. Maximum charge can be             Unit liquidation from
increased to 1.25% if the GIB benefit base resets.      account value

No Charge


0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
 account value

0.35% - Current Charge (Max. 0.35%)                     Unit liquidation from
                             account value

0.25% - Current Charge (Max. 0.25%)                     Unit liquidation from
                             account value

0.35%                                                   Unit liquidation from
                             account value


GMIB I Conversion: Current charge 1.10%.                Unit liquidation from
Maximum charge can be increased to 1.40%, if the        account value
GMIB is reset or if the GWBL benefit ratchets after
conversion.

GMIB II Conversion: Current charge 1.25%.
Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Depending on the contract and age Current Charge:       Unit liquidation from
Ranges from low of 0.60% to age 65 to 20.00%            account value
over age 95 Maximum Charge: Ranges from low of
1.20% to age 65 and 40.00% over age 95.

Maximum Charge: 1.80%                                   Unit liquidation from
Current charge 0.90%                                    account value

Maximum Charge: 1.20 (for issue ages 20-64). 2.00%      Unit liquidation from
(for issue ages 65-68). Current charge 0.60 )for issue  account value ages 20-64) and 1.00% (for issue ages 65-68).

                                    FSA-202

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.10% Class B        $10.62            --              --          --       (5.26)%
      Highest contract charge 1.25% Class B       $11.91            --              --          --       (5.48)%
      All contract charges                            --           258         $ 2,934        2.52%         --
2017  Lowest contract charge 1.10% Class B        $11.21            --              --          --       13.00%
      Highest contract charge 1.25% Class B       $12.60            --              --          --       12.90%
      All contract charges                            --           141         $ 1,723        3.23%         --
2016  Lowest contract charge 1.10% Class B        $ 9.92            --              --          --        6.55%
      Highest contract charge 1.25% Class B       $11.16            --              --          --        6.29%
      All contract charges                            --           101         $ 1,110        3.70%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.31            --              --          --       (7.64)%
      Highest contract charge 1.25% Class B       $10.50            --              --          --       (4.46)%
      All contract charges                            --           266         $ 2,790        3.74%         --
2014  Lowest contract charge 1.20% Class B        $11.00            --              --          --        7.32%
      Highest contract charge 1.25% Class B       $10.99            --              --          --        7.22%
      All contract charges                            --           228         $ 2,501        1.78%         --
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $11.24            --              --          --       (5.39)%
      Highest contract charge 1.70% Class B       $10.97            --              --          --       (5.76)%
      All contract charges                            --         1,364         $15,267        1.64%         --
2017  Lowest contract charge 1.30% Class B        $11.88            --              --          --        8.20%
      Highest contract charge 1.70% Class B       $11.64            --              --          --        7.68%
      All contract charges                            --         1,428         $16,907        0.57%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --              --          --        7.23%
      Highest contract charge 1.70% Class B       $10.81            --              --          --        6.82%
      All contract charges                            --         1,376         $15,065        1.59%         --
2015  Lowest contract charge 1.30% Class B        $10.24            --              --          --       (5.01)%
      Highest contract charge 1.70% Class B       $10.12            --              --          --       (5.42)%
      All contract charges                            --         1,186         $12,106        0.94%         --
2014  Lowest contract charge 1.30% Class B        $10.78            --              --          --        1.13%
      Highest contract charge 1.70% Class B       $10.70            --              --          --        0.75%
      All contract charges                            --           830         $ 8,927        2.56%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND(I)(J)
2018  Lowest contract charge 1.10% Class B        $10.24            --              --          --       (2.01)%
      Highest contract charge 1.70% Class B       $ 9.97            --              --          --       (2.64)%
      All contract charges                            --         2,368         $24,048        3.18%         --
2017  Lowest contract charge 1.10% Class B        $10.45            --              --          --        2.75%
      Highest contract charge 1.70% Class B       $10.24            --              --          --        2.20%
      All contract charges                            --         2,018         $20,921        2.10%         --
2016  Lowest contract charge 1.10% Class B        $10.17            --              --          --        3.78%
      Highest contract charge 1.70% Class B       $10.02            --              --          --        3.09%
      All contract charges                            --           708         $ 7,166        4.08%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.80            --              --          --       (1.90)%
      Highest contract charge 1.70% Class B(e)    $ 9.72            --              --          --       (2.99)%
      All contract charges                            --           163         $ 1,588        4.54%         --

                                    FSA-203

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
1290 VT ENERGY
2018  Lowest contract charge 0.30% Class B       $ 5.93            --              --          --       (22.48)%
      Highest contract charge 1.25% Class B      $ 5.65            --              --          --       (23.13)%
      All contract charges                           --           472         $ 2,800        2.00%          --
2017  Lowest contract charge 0.30% Class B       $ 7.65            --              --          --        (2.30)%
      Highest contract charge 1.25% Class B      $ 7.35            --              --          --        (3.16)%
      All contract charges                           --           449         $ 3,454        2.45%          --
2016  Lowest contract charge 0.30% Class B       $ 7.83            --              --          --        22.92%
      Highest contract charge 1.25% Class B      $ 7.59            --              --          --        21.63%
      All contract charges                           --           383         $ 3,047        1.73%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 7.04            --              --          --       (25.74)%
      Highest contract charge 1.25% Class B      $ 6.24            --              --          --       (25.71)%
      All contract charges                           --           199         $ 1,258        1.64%          --
2014  Lowest contract charge 1.20% Class B       $ 8.40            --              --          --       (16.25)%
      Highest contract charge 1.25% Class B      $ 8.40            --              --          --       (16.25)%
      All contract charges                           --            83         $   697        1.58%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.30% Class A       $20.01            --              --          --       (12.85)%
      Highest contract charge 1.70% Class A      $19.28            --              --          --       (13.23)%
      All contract charges                           --           944         $18,720        1.95%          --
2017  Lowest contract charge 1.30% Class A       $22.96            --              --          --        14.34%
      Highest contract charge 1.70% Class A      $22.22            --              --          --        13.89%
      All contract charges                           --         1,046         $23,794        1.72%          --
2016  Lowest contract charge 1.30% Class A       $20.08            --              --          --        11.49%
      Highest contract charge 1.70% Class A      $19.51            --              --          --        11.04%
      All contract charges                           --         1,091         $21,723        2.06%          --
2015  Lowest contract charge 1.30% Class A       $18.01            --              --          --        (2.96)%
      Highest contract charge 1.70% Class A      $17.57            --              --          --        (3.36)%
      All contract charges                           --         1,127         $20,140        1.63%          --
2014  Lowest contract charge 1.30% Class A       $18.56            --              --          --         7.28%
      Highest contract charge 1.70% Class A      $18.18            --              --          --         6.82%
      All contract charges                           --         1,057         $19,484        1.61%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 1.10% Class B       $10.83            --              --          --       (12.66)%
      Highest contract charge 1.70% Class B      $ 9.27            --              --          --       (13.20)%
      All contract charges                           --           994         $ 7,411        1.95%          --
2017  Lowest contract charge 1.10% Class B       $12.40            --              --          --        14.50%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        13.98%
      All contract charges                           --         1,237         $10,341        1.72%          --
2016  Lowest contract charge 1.10% Class B       $10.83            --              --          --        11.76%
      Highest contract charge 1.70% Class B      $ 9.37            --              --          --        11.02%
      All contract charges                           --         1,275         $ 9,035        2.06%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.69            --              --          --        (2.91)%
      Highest contract charge 1.70% Class B      $ 8.44            --              --          --        (3.32)%
      All contract charges                           --         1,336         $ 8,448        1.63%          --
2014  Lowest contract charge 1.20% Class B       $11.26            --              --          --         7.44%
      Highest contract charge 1.70% Class B      $ 8.73            --              --          --         6.72%
      All contract charges                           --         1,303         $ 8,344        1.61%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 1.30% Class A       $13.39            --              --          --        (6.17)%
      Highest contract charge 1.70% Class A      $12.90            --              --          --        (6.59)%
      All contract charges                           --           840         $11,107        1.48%          --
2017  Lowest contract charge 1.30% Class A       $14.27            --              --          --         4.85%
      Highest contract charge 1.70% Class A      $13.81            --              --          --         4.38%
      All contract charges                           --           888         $12,517        0.17%          --
2016  Lowest contract charge 1.30% Class A       $13.61            --              --          --         6.25%
      Highest contract charge 1.70% Class A      $13.23            --              --          --         5.92%
      All contract charges                           --           915         $12,319        0.01%          --

                                    FSA-204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2015     Lowest contract charge 1.30% Class A       $12.81            --               --         --         1.34%
         Highest contract charge 1.70% Class A      $12.49            --               --         --         0.89%
         All contract charges                           --           911         $ 11,544       0.00%          --
2014     Lowest contract charge 1.30% Class A       $12.64            --               --         --         0.32%
         Highest contract charge 1.70% Class A      $12.38            --               --         --        (0.08)%
         All contract charges                           --           827         $ 10,378       0.00%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018     Lowest contract charge 0.30% Class B       $11.30            --               --         --        (5.20)%
         Highest contract charge 1.25% Class B      $10.76            --               --         --        (6.03)%
         All contract charges                           --           586         $  6,207       1.48%          --
2017     Lowest contract charge 0.30% Class B       $11.92            --               --         --         5.86%
         Highest contract charge 1.25% Class B      $11.45            --               --         --         4.85%
         All contract charges                           --           495         $  5,588       0.17%          --
2016     Lowest contract charge 0.30% Class B       $11.26            --               --         --         7.34%
         Highest contract charge 1.25% Class B      $10.92            --               --         --         6.33%
         All contract charges                           --           389         $  4,207       0.01%          --
2015     Lowest contract charge 0.30% Class B       $10.49            --               --         --         2.34%
         Highest contract charge 1.25% Class B      $10.27            --               --         --         1.28%
         All contract charges                           --           304         $  3,110       0.00%          --
2014     Lowest contract charge 1.20% Class B       $10.14            --               --         --         0.40%
         Highest contract charge 1.25% Class B      $10.14            --               --         --         0.40%
         All contract charges                           --           146         $  1,485       0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.65% Class A       $18.82            --               --         --       (16.13)%
         Highest contract charge 1.70% Class A      $22.46            --               --         --       (17.03)%
         All contract charges                           --         8,696         $200,837       0.56%          --
2017     Lowest contract charge 0.65% Class A       $22.44            --               --         --        15.37%
         Highest contract charge 1.70% Class A      $27.07            --               --         --        14.12%
         All contract charges                           --         9,108         $252,633       0.63%          --
2016     Lowest contract charge 0.65% Class A       $19.45            --               --         --        22.48%
         Highest contract charge 1.70% Class A      $23.72            --               --         --        21.21%
         All contract charges                           --         8,949         $216,650       0.53%          --
2015     Lowest contract charge 0.65% Class A       $15.88            --               --         --        (6.31)%
         Highest contract charge 1.70% Class A      $19.57            --               --         --        (7.30)%
         All contract charges                           --         8,664         $172,525       0.56%          --
2014     Lowest contract charge 0.65% Class A       $16.95            --               --         --         2.36%
         Highest contract charge 1.70% Class A      $21.11            --               --         --         1.30%
         All contract charges                           --         7,809         $167,255       0.31%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018     Lowest contract charge 0.30% Class B       $12.18            --               --         --       (15.83)%
         Highest contract charge 1.25% Class B      $11.59            --               --         --       (16.62)%
         All contract charges                           --         3,948         $ 43,787       0.56%          --
2017     Lowest contract charge 0.30% Class B       $14.47            --               --         --        15.76%
         Highest contract charge 1.25% Class B      $13.90            --               --         --        14.59%
         All contract charges                           --         3,302         $ 44,286       0.63%          --
2016     Lowest contract charge 0.30% Class B       $12.50            --               --         --        22.91%
         Highest contract charge 1.25% Class B      $12.13            --               --         --        21.79%
         All contract charges                           --         2,525         $ 29,851       0.53%          --
2015     Lowest contract charge 0.30% Class B       $10.17            --               --         --        (6.01)%
         Highest contract charge 1.25% Class B      $ 9.96            --               --         --        (6.92)%
         All contract charges                           --         1,677         $ 16,544       0.56%          --
2014     Lowest contract charge 1.20% Class B       $10.70            --               --         --         1.81%
         Highest contract charge 1.25% Class B      $10.70            --               --         --         1.81%
         All contract charges                           --           952         $ 10,188       0.31%          --

                                    FSA-205

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND
             2018  Lowest contract charge 1.10% Class B        $10.45            --              --          --        (3.24)%
                   Highest contract charge 1.70% Class B       $11.06            --              --          --        (3.91)%
                   All contract charges                            --         1,260         $13,910        5.66%          --
             2017  Lowest contract charge 1.10% Class B        $10.80            --              --          --         5.26%
                   Highest contract charge 1.70% Class B       $11.51            --              --          --         4.73%
                   All contract charges                            --         1,182         $13,584        5.10%          --
             2016  Lowest contract charge 1.10% Class B        $10.26            --              --          --        10.56%
                   Highest contract charge 1.70% Class B       $10.99            --              --          --         9.79%
                   All contract charges                            --         1,007         $11,034        5.90%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.28            --              --          --        (7.29)%
                   Highest contract charge 1.70% Class B       $10.01            --              --          --        (4.76)%
                   All contract charges                            --           781         $ 7,803        2.19%          --
             2014  Lowest contract charge 1.20% Class B        $10.14            --              --          --         0.70%
                   Highest contract charge 1.70% Class B       $10.51            --              --          --         0.19%
                   All contract charges                            --           533         $ 5,586        4.19%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
             2018  Lowest contract charge 1.10% Class B        $11.26            --              --          --        (4.74)%
                   Highest contract charge 1.30% Class B(r)    $ 9.76            --              --          --        (3.27)%
                   All contract charges                            --           274         $ 3,253        2.93%          --
             2017  Lowest contract charge 1.10% Class B        $11.82            --              --          --        17.15%
                   Highest contract charge 1.25% Class B       $13.15            --              --          --        16.89%
                   All contract charges                            --           197         $ 2,521        1.63%          --
             2016  Lowest contract charge 1.10% Class B        $10.09            --              --          --         7.45%
                   Highest contract charge 1.25% Class B       $11.25            --              --          --         7.24%
                   All contract charges                            --           160         $ 1,769        2.25%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 9.39            --              --          --        (4.67)%
                   Highest contract charge 1.25% Class B       $10.49            --              --          --        (1.50)%
                   All contract charges                            --           112         $ 1,150        1.84%          --
             2014  Lowest contract charge 1.20% Class B        $10.66            --              --          --         6.92%
                   Highest contract charge 1.25% Class B       $10.65            --              --          --         6.82%
                   All contract charges                            --            75         $   798        2.64%          --
1290 VT MICRO CAP
             2018  Lowest contract charge 1.10% Class B(r)     $ 8.75            --              --          --       (12.06)%
                   Highest contract charge 1.30% Class B(r)    $ 8.75            --              --          --       (11.97)%
                   All contract charges                            --             8         $    66        0.09%          --
1290 VT MULTI-ALTERNATIVE STRATEGIES
             2018  Lowest contract charge 1.10% Class B(r)     $ 9.78            --              --          --        (2.40)%
                   Highest contract charge 1.10% Class B(r)    $ 9.78            --              --          --        (2.40)%
                   All contract charges                            --             1         $    14        1.78%          --
1290 VT NATURAL RESOURCES
             2018  Lowest contract charge 1.10% Class B        $ 8.58            --              --          --       (15.05)%
                   Highest contract charge 1.70% Class B       $ 7.63            --              --          --       (15.50)%
                   All contract charges                            --           739         $ 5,820        2.69%          --
             2017  Lowest contract charge 1.10% Class B        $10.10            --              --          --        10.87%
                   Highest contract charge 1.70% Class B       $ 9.03            --              --          --        10.12%
                   All contract charges                            --           680         $ 6,284        2.65%          --
             2016  Lowest contract charge 1.10% Class B        $ 9.11            --              --          --        28.13%
                   Highest contract charge 1.70% Class B       $ 8.20            --              --          --        27.33%
                   All contract charges                            --           684         $ 5,680        3.00%          --
             2015  Lowest contract charge 1.10% Class B(e)     $ 7.11            --              --          --       (25.63)%
                   Highest contract charge 1.70% Class B       $ 6.44            --              --          --       (27.07)%
                   All contract charges                            --           324         $ 2,098        2.38%          --
             2014  Lowest contract charge 1.20% Class B        $ 8.65            --              --          --       (13.84)%
                   Highest contract charge 1.70% Class B       $ 8.83            --              --          --       (14.19)%
                   All contract charges                            --           157         $ 1,387        1.45%          --

                                    FSA-206

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT REAL ESTATE
2018  Lowest contract charge 1.10% Class B        $ 9.88            --              --          --        (6.62)%
      Highest contract charge 1.70% Class B       $11.04            --              --          --        (7.15)%
      All contract charges                            --         1,094         $12,114        3.80%          --
2017  Lowest contract charge 1.10% Class B(e)     $10.58            --              --          --         9.07%
      Highest contract charge 1.70% Class B       $11.89            --              --          --         8.49%
      All contract charges                            --         1,125         $13,417        3.63%          --
2016  Lowest contract charge 0.65% Class B        $10.34            --              --          --         3.92%
      Highest contract charge 1.70% Class B       $10.96            --              --          --         2.81%
      All contract charges                            --         1,120         $12,295        0.74%          --
2015  Lowest contract charge 0.65% Class B        $ 9.95            --              --          --        (2.64)%
      Highest contract charge 1.70% Class B       $10.66            --              --          --        (3.62)%
      All contract charges                            --           858         $ 9,155        0.65%          --
2014  Lowest contract charge 0.65% Class B        $10.22            --              --          --        15.87%
      Highest contract charge 1.70% Class B       $11.06            --              --          --        14.61%
      All contract charges                            --           522         $ 5,787        8.97%          --
1290 VT SMALL CAP VALUE
2018  Lowest contract charge 1.10% Class B(r)     $ 8.13            --              --          --       (16.62)%
      Highest contract charge 1.30% Class B(r)    $ 8.13            --              --          --       (16.62)%
      All contract charges                            --            13         $   107        1.72%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 1.10% Class B        $11.30            --              --          --        (7.07)%
      Highest contract charge 1.30% Class B(r)    $ 9.52            --              --          --        (5.65)%
      All contract charges                            --           197         $ 2,315        1.39%          --
2017  Lowest contract charge 1.10% Class B        $12.16            --              --          --        20.40%
      Highest contract charge 1.25% Class B       $13.62            --              --          --        20.21%
      All contract charges                            --           106         $ 1,393        1.42%          --
2016  Lowest contract charge 1.10% Class B        $10.10            --              --          --         4.66%
      Highest contract charge 1.25% Class B       $11.33            --              --          --         4.62%
      All contract charges                            --            87         $   955        1.44%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --        (3.02)%
      Highest contract charge 1.25% Class B       $10.83            --              --          --        (0.18)%
      All contract charges                            --            65         $   698        1.33%          --
2014  Lowest contract charge 1.20% Class B        $10.86            --              --          --         5.95%
      Highest contract charge 1.25% Class B       $10.85            --              --          --         5.85%
      All contract charges                            --            30         $   328        1.90%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 1.10% Class B        $11.80            --              --          --        (5.45)%
      Highest contract charge 1.70% Class B       $14.74            --              --          --        (5.99)%
      All contract charges                            --           472         $ 6,185        1.19%          --
2017  Lowest contract charge 1.10% Class B        $12.48            --              --          --        19.08%
      Highest contract charge 1.70% Class B       $15.68            --              --          --        18.34%
      All contract charges                            --           285         $ 4,332        1.05%          --
2016  Lowest contract charge 1.10% Class B        $10.48            --              --          --         8.71%
      Highest contract charge 1.70% Class B       $13.25            --              --          --         8.16%
      All contract charges                            --           266         $ 3,503        1.27%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.64            --              --          --        (3.98)%
      Highest contract charge 1.70% Class B       $12.25            --              --          --        (1.29)%
      All contract charges                            --           208         $ 2,631        1.35%          --
2014  Lowest contract charge 1.20% Class B        $11.75            --              --          --        12.33%
      Highest contract charge 1.70% Class B       $12.41            --              --          --        11.70%
      All contract charges                            --            95         $ 1,372        0.94%          --
7TWELVE/TM/ BALANCED PORTFOLIO
2018  Lowest contract charge 1.10% Class 4        $ 9.53            --              --          --        (9.58)%
      Highest contract charge 1.70% Class 4       $10.34            --              --          --       (10.24)%
      All contract charges                            --         5,416         $55,914        0.43%          --

                                    FSA-207

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
7TWELVE/TM/ BALANCED PORTFOLIO (CONTINUED)
2017  Lowest contract charge 1.10% Class 4(e)     $10.54            --              --          --         9.11%
      Highest contract charge 1.70% Class 4       $11.52            --              --          --         8.47%
      All contract charges                            --         6,266         $71,655        0.34%          --
2016  Lowest contract charge 0.30% Class 4        $ 9.97            --              --          --         8.96%
      Highest contract charge 1.70% Class 4       $10.62            --              --          --         7.38%
      All contract charges                            --         7,083         $74,489        0.16%          --
2015  Lowest contract charge 0.30% Class 4        $ 9.15            --              --          --        (7.67)%
      Highest contract charge 1.70% Class 4       $ 9.89            --              --          --        (8.93)%
      All contract charges                            --         7,921         $77,313        0.47%          --
2014  Lowest contract charge 1.20% Class 4        $ 9.80            --              --          --        (1.51)%
      Highest contract charge 1.70% Class 4       $10.86            --              --          --        (1.99)%
      All contract charges                            --         8,243         $88,452        0.33%          --
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $15.53            --              --          --        (7.61)%
      Highest contract charge 1.70% Class B       $14.96            --              --          --        (8.05)%
      All contract charges                            --           299         $ 4,596        1.70%          --
2017  Lowest contract charge 1.30% Class B        $16.81            --              --          --        14.12%
      Highest contract charge 1.70% Class B       $16.27            --              --          --        13.70%
      All contract charges                            --           329         $ 5,470        1.79%          --
2016  Lowest contract charge 1.30% Class B        $14.73            --              --          --         3.08%
      Highest contract charge 1.70% Class B       $14.31            --              --          --         2.65%
      All contract charges                            --           363         $ 5,298        1.82%          --
2015  Lowest contract charge 1.30% Class B        $14.29            --              --          --           --
      Highest contract charge 1.70% Class B       $13.94            --              --          --        (0.43)%
      All contract charges                            --           376         $ 5,337        2.01%          --
2014  Lowest contract charge 1.30% Class B        $14.29            --              --          --         5.70%
      Highest contract charge 1.70% Class B       $14.00            --              --          --         5.34%
      All contract charges                            --           359         $ 5,097        2.41%          --
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.06            --              --          --       (10.95)%
      Highest contract charge 1.25% Class B       $11.52            --              --          --       (11.11)%
      All contract charges                            --           117         $ 1,310        0.00%          --
2017  Lowest contract charge 1.10% Class B        $12.42            --              --          --        34.85%
      Highest contract charge 1.25% Class B       $12.96            --              --          --        34.58%
      All contract charges                            --            91         $ 1,155        0.27%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --              --          --        (2.02)%
      Highest contract charge 1.25% Class B       $ 9.63            --              --          --        (2.03)%
      All contract charges                            --            52         $   489        0.00%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.40            --              --          --        (6.37)%
      Highest contract charge 1.25% Class B       $ 9.83            --              --          --         1.34%
      All contract charges                            --            15         $   147        0.00%          --
2014  Lowest contract charge 1.20% Class B(b)     $ 9.70            --              --          --        (0.72)%
      Highest contract charge 1.25% Class B(b)    $ 9.70            --              --          --        (0.72)%
      All contract charges                            --             2         $    18        0.00%          --
AB VPS GROWTH AND INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $11.87            --              --          --        (6.83)%
      Highest contract charge 1.25% Class B       $12.25            --              --          --        (7.06)%
      All contract charges                            --           759         $ 9,082        0.74%          --
2017  Lowest contract charge 1.10% Class B        $12.74            --              --          --        17.20%
      Highest contract charge 1.25% Class B       $13.18            --              --          --        17.16%
      All contract charges                            --           325         $ 4,194        1.25%          --
2016  Lowest contract charge 1.10% Class B        $10.87            --              --          --         9.91%
      Highest contract charge 1.25% Class B       $11.25            --              --          --         9.65%
      All contract charges                            --           266         $ 2,945        0.95%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --              --          --        (0.80)%
      Highest contract charge 1.25% Class B       $10.26            --              --          --         0.20%
      All contract charges                            --           108         $ 1,099        1.36%          --

                                    FSA-208

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AB VPS GROWTH AND INCOME PORTFOLIO (CONTINUED)
2014  Lowest contract charge 1.20% Class B(b)     $10.25            --              --          --         3.02%
      Highest contract charge 1.25% Class B(b)    $10.24            --              --          --         2.91%
      All contract charges                            --            --         $     5        0.00%          --
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Class B        $11.05            --              --          --       (18.63)%
      Highest contract charge 1.70% Class B       $10.64            --              --          --       (19.03)%
      All contract charges                            --           652         $ 7,139        0.41%          --
2017  Lowest contract charge 0.65% Class B        $12.37            --              --          --        33.73%
      Highest contract charge 1.70% Class B       $13.14            --              --          --        32.33%
      All contract charges                            --           716         $ 9,644        0.94%          --
2016  Lowest contract charge 0.65% Class B        $ 9.25            --              --          --        (7.59)%
      Highest contract charge 1.70% Class B       $ 9.93            --              --          --        (8.65)%
      All contract charges                            --           726         $ 7,354        0.00%          --
2015  Lowest contract charge 0.65% Class B        $10.01            --              --          --        (2.82)%
      Highest contract charge 1.70% Class B       $10.87            --              --          --        (3.81)%
      All contract charges                            --           802         $ 8,882        0.06%          --
2014  Lowest contract charge 0.65% Class B        $10.30            --              --          --        (2.09)%
      Highest contract charge 1.70% Class B       $11.30            --              --          --        (3.09)%
      All contract charges                            --           759         $ 8,710        0.00%          --
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2018  Lowest contract charge 1.10% Class B        $10.65            --              --          --        (5.50)%
      Highest contract charge 1.25% Class B       $11.22            --              --          --        (5.71)%
      All contract charges                            --           517         $ 5,647        1.71%          --
2017  Lowest contract charge 1.10% Class B        $11.27            --              --          --         5.23%
      Highest contract charge 1.25% Class B       $11.90            --              --          --         5.12%
      All contract charges                            --           480         $ 5,563        1.60%          --
2016  Lowest contract charge 1.10% Class B        $10.71            --              --          --         6.25%
      Highest contract charge 1.25% Class B       $11.32            --              --          --         5.99%
      All contract charges                            --           388         $ 4,322        1.53%          --
2015  Lowest contract charge 1.10% Class B(e)     $10.08            --              --          --         2.44%
      Highest contract charge 1.25% Class B       $10.68            --              --          --        (0.56)%
      All contract charges                            --           154         $ 1,646        1.62%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.74            --              --          --        11.99%
      Highest contract charge 1.25% Class B(b)    $10.74            --              --          --        11.99%
      All contract charges                            --             9         $   104        0.00%          --
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2018  Lowest contract charge 0.30% Class B(b)     $11.21            --              --          --       (15.59)%
      Highest contract charge 1.25% Class B       $10.76            --              --          --       (16.39)%
      All contract charges                            --           402         $ 4,259        0.22%          --
2017  Lowest contract charge 1.10% Class B(e)     $12.50            --              --          --        11.61%
      Highest contract charge 1.25% Class B       $12.87            --              --          --        11.53%
      All contract charges                            --           317         $ 4,027        0.25%          --
2016  Lowest contract charge 0.30% Class B        $11.80            --              --          --        24.34%
      Highest contract charge 1.25% Class B       $11.54            --              --          --        23.16%
      All contract charges                            --           250         $ 2,852        0.39%          --
2015  Lowest contract charge 0.30% Class B(b)     $ 9.49            --              --          --        (5.95)%
      Highest contract charge 1.25% Class B       $ 9.37            --              --          --        (6.86)%
      All contract charges                            --           122         $ 1,140        0.54%          --
2014  Lowest contract charge 1.20% Class B(b)     $10.06            --              --          --         3.60%
      Highest contract charge 1.25% Class B(b)    $10.06            --              --          --         3.60%
      All contract charges                            --            15         $   146        0.00%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.30% Class A        $14.89            --              --          --        (8.76)%
      Highest contract charge 1.70% Class A       $14.34            --              --          --        (9.18)%
      All contract charges                            --         1,865         $27,529        1.76%          --

                                    FSA-209

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N) (CONTINUED)
2017  Lowest contract charge 1.30% Class A          $16.32            --              --          --        14.45%
      Highest contract charge 1.70% Class A         $15.79            --              --          --        13.92%
      All contract charges                              --         1,946         $31,512        1.61%          --
2016  Lowest contract charge 1.30% Class A          $14.26            --              --          --         8.11%
      Highest contract charge 1.70% Class A         $13.86            --              --          --         7.78%
      All contract charges                              --         1,294         $18,359        1.45%          --
2015  Lowest contract charge 1.30% Class A          $13.19            --              --          --        (5.18)%
      Highest contract charge 1.70% Class A         $12.86            --              --          --        (5.65)%
      All contract charges                              --         1,122         $14,722        0.88%          --
2014  Lowest contract charge 1.30% Class A          $13.91            --              --          --         1.02%
      Highest contract charge 1.70% Class A         $13.63            --              --          --         0.66%
      All contract charges                              --           907         $12,546        1.58%          --
ALL ASSET GROWTH-ALT 20(K)(L)(M)(N)
2018  Lowest contract charge 1.10% Class B          $ 9.95            --              --          --        (8.55)%
      Highest contract charge 1.25% Class B         $ 9.92            --              --          --        (8.74)%
      All contract charges                              --         1,145         $11,373        1.76%          --
2017  Lowest contract charge 1.10% Class B(h)       $10.88            --              --          --         8.58%
      Highest contract charge 1.25% Class B(h)      $10.87            --              --          --         8.48%
      All contract charges                              --         1,153         $12,537        1.61%          --
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2018  Lowest contract charge 1.10% Class III(f)     $10.67            --              --          --       (13.46)%
      Highest contract charge 1.25% Class III       $10.61            --              --          --       (13.60)%
      All contract charges                              --           360         $ 3,842        5.79%          --
2017  Lowest contract charge 0.30% Class III        $12.33            --              --          --        24.55%
      Highest contract charge 1.25% Class III       $12.28            --              --          --        23.29%
      All contract charges                              --           268         $ 3,300        3.19%          --
2016  Lowest contract charge 1.10% Class III        $ 9.98            --              --          --         6.85%
      Highest contract charge 1.25% Class III       $ 9.96            --              --          --         6.64%
      All contract charges                              --           158         $ 1,582        1.12%          --
2015  Lowest contract charge 1.10% Class III(f)     $ 9.34            --              --          --        (9.42)%
      Highest contract charge 1.25% Class III(f)    $ 9.34            --              --          --        (9.48)%
      All contract charges                              --            48         $   457        0.62%          --
AMERICAN CENTURY VP INFLATION PROTECTION FUND
2018  Lowest contract charge 1.10% Class II         $ 9.70            --              --          --        (3.87)%
      Highest contract charge 1.25% Class II        $ 9.67            --              --          --        (4.07)%
      All contract charges                              --           817         $ 7,906        2.97%          --
2017  Lowest contract charge 1.10% Class II         $10.09            --              --          --         2.54%
      Highest contract charge 1.25% Class II        $10.08            --              --          --         2.44%
      All contract charges                              --           627         $ 6,328        2.74%          --
2016  Lowest contract charge 1.10% Class II         $ 9.84            --              --          --         3.25%
      Highest contract charge 1.25% Class II        $ 9.84            --              --          --         3.04%
      All contract charges                              --           438         $ 4,317        1.86%          --
2015  Lowest contract charge 1.10% Class II(e)      $ 9.53            --              --          --        (3.54)%
      Highest contract charge 1.25% Class II        $ 9.55            --              --          --        (3.63)%
      All contract charges                              --           337         $ 3,208        1.92%          --
2014  Lowest contract charge 1.20% Class II         $ 9.92            --              --          --         2.06%
      Highest contract charge 1.25% Class II        $ 9.91            --              --          --         1.95%
      All contract charges                              --           218         $ 2,169        1.51%          --
AMERICAN CENTURY VP LARGE COMPANY VALUE
2018  Lowest contract charge 1.30% Class II         $19.41            --              --          --        (9.38)%
      Highest contract charge 1.70% Class II        $18.71            --              --          --        (9.74)%
      All contract charges                              --            88         $ 1,680        1.57%          --
2017  Lowest contract charge 1.30% Class II         $21.42            --              --          --         9.51%
      Highest contract charge 1.70% Class II        $20.73            --              --          --         9.11%
      All contract charges                              --           113         $ 2,376        1.58%          --

                                    FSA-210

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AMERICAN CENTURY VP LARGE COMPANY VALUE (CONTINUED)
2016            Lowest contract charge 1.30% Class II          $19.56            --              --          --        13.52%
                Highest contract charge 1.70% Class II         $19.00            --              --          --        13.03%
                All contract charges                               --           121         $ 2,365        1.96%          --
2015            Lowest contract charge 1.30% Class II          $17.23            --              --          --        (5.28)%
                Highest contract charge 1.70% Class II         $16.81            --              --          --        (5.67)%
                All contract charges                               --           147         $ 2,523        1.35%          --
2014            Lowest contract charge 1.30% Class II          $18.19            --              --          --        11.25%
                Highest contract charge 1.70% Class II         $17.82            --              --          --        10.89%
                All contract charges                               --           143         $ 2,581        1.29%          --
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
2018            Lowest contract charge 1.10% Class 4           $11.32            --              --          --        (5.90)%
                Highest contract charge 1.25% Class 4          $12.35            --              --          --        (6.01)%
                All contract charges                               --         5,924         $70,115        1.65%          --
2017            Lowest contract charge 1.10% Class 4           $12.03            --              --          --        14.68%
                Highest contract charge 1.25% Class 4          $13.14            --              --          --        14.46%
                All contract charges                               --         4,036         $50,965        1.67%          --
2016            Lowest contract charge 1.10% Class 4           $10.49            --              --          --         7.92%
                Highest contract charge 1.25% Class 4          $11.48            --              --          --         7.79%
                All contract charges                               --         2,434         $27,035        1.67%          --
2015            Lowest contract charge 1.10% Class 4(e)        $ 9.72            --              --          --        (2.11)%
                Highest contract charge 1.25% Class 4          $10.65            --              --          --        (0.19)%
                All contract charges                               --         1,420         $14,981        2.33%          --
2014            Lowest contract charge 1.20% Class 4           $10.67            --              --          --         3.89%
                Highest contract charge 1.25% Class 4          $10.67            --              --          --         3.89%
                All contract charges                               --           718         $ 7,663        3.06%          --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2018            Lowest contract charge 0.65% Class 4           $10.34            --              --          --        (1.62)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (2.58)%
                All contract charges                               --         3,487         $34,807        2.13%          --
2017            Lowest contract charge 0.65% Class 4           $10.51            --              --          --         2.64%
                Highest contract charge 1.70% Class 4          $10.08            --              --          --         1.61%
                All contract charges                               --         4,010         $40,933        1.95%          --
2016            Lowest contract charge 0.65% Class 4           $10.24            --              --          --         2.20%
                Highest contract charge 1.70% Class 4          $ 9.92            --              --          --         1.02%
                All contract charges                               --         3,991         $39,988        1.70%          --
2015            Lowest contract charge 0.65% Class 4           $10.02            --              --          --        (0.79)%
                Highest contract charge 1.70% Class 4          $ 9.82            --              --          --        (1.80)%
                All contract charges                               --         2,649         $26,193        2.07%          --
2014            Lowest contract charge 0.65% Class 4           $10.10            --              --          --         4.45%
                Highest contract charge 1.70% Class 4          $10.00            --              --          --         3.41%
                All contract charges                               --         1,029         $10,341        4.09%          --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
2018            Lowest contract charge 0.30% Class 4           $13.46            --              --          --        (9.48)%
                Highest contract charge 1.25% Class 4          $12.81            --              --          --       (10.36)%
                All contract charges                               --           922         $10,929        0.58%          --
2017            Lowest contract charge 0.30% Class 4           $14.87            --              --          --        30.67%
                Highest contract charge 1.25% Class 4          $14.29            --              --          --        29.44%
                All contract charges                               --           589         $ 7,918        0.72%          --
2016            Lowest contract charge 0.30% Class 4           $11.38            --              --          --         0.09%
                Highest contract charge 1.25% Class 4          $11.04            --              --          --        (0.81)%
                All contract charges                               --           386         $ 4,005        0.77%          --
2015            Lowest contract charge 0.30% Class 4           $11.37            --              --          --         6.36%
                Highest contract charge 1.25% Class 4          $11.13            --              --          --         5.30%
                All contract charges                               --           244         $ 2,669        1.33%          --

                                    FSA-211

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                            YEARS ENDED DECEMBER 31,
                                                                        -------------------------------------------------------
                                                                                                     ACCUMULATION
                                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                        ---------- ----------------- ------------ -------------
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/ (CONTINUED)
2014               Lowest contract charge 1.20% Class 4                   $10.57            --              --          --
                   Highest contract charge 1.25% Class 4                  $10.57            --              --          --
                   All contract charges                                       --           129         $ 1,356        2.11%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $11.82            --              --          --
                   Highest contract charge 1.70% Class 4                  $12.42            --              --          --
                   All contract charges                                       --         1,382         $16,863        0.02%
2017               Lowest contract charge 0.30% Class 4                   $13.29            --              --          --
                   Highest contract charge 1.70% Class 4                  $14.17            --              --          --
                   All contract charges                                       --         1,194         $16,674        0.41%
2016               Lowest contract charge 0.30% Class 4                   $10.61            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.47            --              --          --
                   All contract charges                                       --         1,083         $12,237        0.10%
2015               Lowest contract charge 0.30% Class 4                   $10.45            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.46            --              --          --
                   All contract charges                                       --         1,077         $12,084          --
2014               Lowest contract charge 1.20% Class 4                   $10.37            --              --          --
                   Highest contract charge 1.70% Class 4                  $11.66            --              --          --
                   All contract charges                                       --           604         $ 6,910        0.10%
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
2018               Lowest contract charge 0.30% Class 4                   $15.36            --              --          --
                   Highest contract charge 1.25% Class 4                  $14.62            --              --          --
                   All contract charges                                       --         1,461         $19,140        1.51%
2017               Lowest contract charge 0.30% Class 4                   $15.73            --              --          --
                   Highest contract charge 1.25% Class 4                  $15.11            --              --          --
                   All contract charges                                       --           867         $11,955        1.52%
2016               Lowest contract charge 0.30% Class 4                   $12.92            --              --          --
                   Highest contract charge 1.25% Class 4                  $12.54            --              --          --
                   All contract charges                                       --           505         $ 6,035        1.49%
2015               Lowest contract charge 0.30% Class 4                   $11.65            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.41            --              --          --
                   All contract charges                                       --           371         $ 4,158        1.91%
2014               Lowest contract charge 1.20% Class 4                   $11.42            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.42            --              --          --
                   All contract charges                                       --           136         $ 1,561        2.38%
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND INCOME FUND/SM/
2018               Lowest contract charge 1.10% Class 4                   $ 9.51            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.69            --              --          --
                   All contract charges                                       --           715         $ 6,877        2.31%
2017               Lowest contract charge 1.10% Class 4                   $10.86            --              --          --
                   Highest contract charge 1.25% Class 4                  $11.08            --              --          --
                   All contract charges                                       --           506         $ 5,568        2.34%
2016               Lowest contract charge 1.10% Class 4                   $ 8.81            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 8.99            --              --          --
                   All contract charges                                       --           361         $ 3,229        2.67%
2015               Lowest contract charge 1.10% Class 4(e)                $ 8.80            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.00            --              --          --
                   All contract charges                                       --           319         $ 2,871        2.52%
2014               Lowest contract charge 1.20% Class 4                   $ 9.68            --              --          --
                   Highest contract charge 1.25% Class 4                  $ 9.68            --              --          --
                   All contract charges                                       --           172         $ 1,662        5.12%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
2018               Lowest contract charge 1.30% Class P-2                 $12.76            --              --          --
                   Highest contract charge 1.70% Class P-2                $12.46            --              --          --
                   All contract charges                                       --           509         $ 6,445        1.33%

                                                     --------

                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 1.20% Class 4                    0.76%
Highest contract charge 1.25% Class 4                   0.76%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                  (11.06)%
Highest contract charge 1.70% Class 4                 (12.35)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   25.26%
Highest contract charge 1.70% Class 4                  23.54%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    1.53%
Highest contract charge 1.70% Class 4                   0.09%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   (0.29)%
Highest contract charge 1.70% Class 4                  (1.72)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    0.58%
Highest contract charge 1.70% Class 4                   0.17%
All contract charges                                      --

Lowest contract charge 0.30% Class 4                   (2.35)%
Highest contract charge 1.25% Class 4                  (3.24)%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   21.75%
Highest contract charge 1.25% Class 4                  20.49%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                   10.90%
Highest contract charge 1.25% Class 4                   9.90%
All contract charges                                      --
Lowest contract charge 0.30% Class 4                    0.95%
Highest contract charge 1.25% Class 4                  (0.09)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                    8.97%
Highest contract charge 1.25% Class 4                   8.97%
All contract charges                                      --

Lowest contract charge 1.10% Class 4                  (12.43)%
Highest contract charge 1.25% Class 4                 (12.55)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                   23.27%
Highest contract charge 1.25% Class 4                  23.25%
All contract charges                                      --
Lowest contract charge 1.10% Class 4                    0.11%
Highest contract charge 1.25% Class 4                  (0.11)%
All contract charges                                      --
Lowest contract charge 1.10% Class 4(e)               (12.09)%
Highest contract charge 1.25% Class 4                  (7.02)%
All contract charges                                      --
Lowest contract charge 1.20% Class 4                   (4.63)%
Highest contract charge 1.25% Class 4                  (4.63)%
All contract charges                                      --

Lowest contract charge 1.30% Class P-2                 (6.18)%
Highest contract charge 1.70% Class P-2                (6.53)%
All contract charges                                      --

                                    FSA-212

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION
FUND/SM/ (CONTINUED)
2017  Lowest contract charge 1.30% Class P-2               $13.60            --               --         --        13.33%
      Highest contract charge 1.70% Class P-2              $13.33            --               --         --        12.87%
      All contract charges                                     --           562         $  7,606       0.76%          --
2016  Lowest contract charge 1.30% Class P-2               $12.00            --               --         --         5.91%
      Highest contract charge 1.70% Class P-2              $11.81            --               --         --         5.45%
      All contract charges                                     --           484         $  5,775       1.31%          --
2015  Lowest contract charge 1.30% Class P-2               $11.33            --               --         --        (2.41)%
      Highest contract charge 1.70% Class P-2              $11.20            --               --         --        (2.78)%
      All contract charges                                     --           504         $  5,699       1.50%          --
2014  Lowest contract charge 1.30% Class P-2               $11.61            --               --         --         1.57%
      Highest contract charge 1.70% Class P-2              $11.52            --               --         --         1.14%
      All contract charges                                     --           489         $  5,664       0.08%          --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2018  Lowest contract charge 0.30% Class 4                 $10.29            --               --         --       (14.53)%
      Highest contract charge 1.70% Class 4                $10.22            --               --         --       (15.75)%
      All contract charges                                     --         5,012         $ 51,492       0.71%          --
2017  Lowest contract charge 0.30% Class 4                 $12.04            --               --         --        28.63%
      Highest contract charge 1.70% Class 4                $12.13            --               --         --        26.88%
      All contract charges                                     --         4,386         $ 53,367       0.85%          --
2016  Lowest contract charge 0.30% Class 4                 $ 9.36            --               --         --         4.82%
      Highest contract charge 1.70% Class 4                $ 9.56            --               --         --         3.24%
      All contract charges                                     --         3,789         $ 36,229       0.67           --
2015  Lowest contract charge 0.30% Class 4                 $ 8.93            --               --         --        (3.67)%
      Highest contract charge 1.70% Class 4                $ 9.26            --               --         --        (5.03)%
      All contract charges                                     --         3,247         $ 29,955       0.58%          --
2014  Lowest contract charge 1.20% Class 4                 $ 9.17            --               --         --        (9.30)%
      Highest contract charge 1.70% Class 4                $ 9.75            --               --         --        (9.64)%
      All contract charges                                     --         2,069         $ 20,029       1.59%          --
AXA 400 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $18.07            --               --         --       (12.83)%
      Highest contract charge 1.70% Class B                $19.76            --               --         --       (13.75)%
      All contract charges                                     --         3,091         $ 58,913       0.89%          --
2017  Lowest contract charge 0.65% Class B                 $20.73            --               --         --        14.47%
      Highest contract charge 1.70% Class B                $22.91            --               --         --        13.25%
      All contract charges                                     --         3,593         $ 79,230       0.74%          --
2016  Lowest contract charge 0.65% Class B                 $18.11            --               --         --        18.91%
      Highest contract charge 1.70% Class B                $20.23            --               --         --        17.68%
      All contract charges                                     --         3,959         $ 78,033       0.74%          --
2015  Lowest contract charge 0.65% Class B                 $15.23            --               --         --        (3.73)%
      Highest contract charge 1.70% Class B                $17.19            --               --         --        (4.76)%
      All contract charges                                     --         4,241         $ 72,320       0.54%          --
2014  Lowest contract charge 0.65% Class B                 $15.82            --               --         --         8.06%
      Highest contract charge 1.70% Class B                $18.05            --               --         --         6.93%
      All contract charges                                     --         4,305         $ 77,669       0.40%          --
AXA 500 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B                 $20.15            --               --         --        (6.67)%
      Highest contract charge 1.70% Class B                $20.26            --               --         --        (7.66)%
      All contract charges                                     --         6,960         $139,884       1.03%          --
2017  Lowest contract charge 0.65% Class B                 $21.59            --               --         --        19.94%
      Highest contract charge 1.70% Class B                $21.94            --               --         --        18.66%
      All contract charges                                     --         8,242         $179,840       1.08%          --
2016  Lowest contract charge 0.65% Class B                 $18.00            --               --         --        10.29%
      Highest contract charge 1.70% Class B                $18.49            --               --         --         9.15%
      All contract charges                                     --         9,491         $175,396       1.20%          --

                                    FSA-213

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $16.32            --               --         --        (0.24)%
      Highest contract charge 1.70% Class B      $16.94            --               --         --        (1.34)%
      All contract charges                           --        10,031         $170,851       0.90%          --
2014  Lowest contract charge 0.65% Class B       $16.36            --               --         --        11.83%
      Highest contract charge 1.70% Class B      $17.17            --               --         --        10.70%
      All contract charges                           --        10,706         $185,193       0.57%          --
AXA 2000 MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B       $17.17            --               --         --       (12.49)%
      Highest contract charge 1.70% Class B      $19.24            --               --         --       (13.41)%
      All contract charges                           --         3,194         $ 60,105       0.73%          --
2017  Lowest contract charge 0.65% Class B       $19.62            --               --         --        13.15%
      Highest contract charge 1.70% Class B      $22.22            --               --         --        11.94%
      All contract charges                           --         3,550         $ 77,736       0.70%          --
2016  Lowest contract charge 0.65% Class B       $17.34            --               --         --        19.75%
      Highest contract charge 1.70% Class B      $19.85            --               --         --        18.44%
      All contract charges                           --         3,941         $ 77,963       0.70%          --
2015  Lowest contract charge 0.65% Class B       $14.48            --               --         --        (5.73)%
      Highest contract charge 1.70% Class B      $16.76            --               --         --        (6.68)%
      All contract charges                           --         4,452         $ 74,582       0.39%          --
2014  Lowest contract charge 0.65% Class B       $15.36            --               --         --         3.36%
      Highest contract charge 1.70% Class B      $17.96            --               --         --         2.28%
      All contract charges                           --         4,617         $ 83,163       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.30% Class A       $16.80            --               --         --        (9.87)%
      Highest contract charge 1.70% Class A      $16.18            --               --         --       (10.31)%
      All contract charges                           --         1,025         $ 17,064       1.63%          --
2017  Lowest contract charge 1.30% Class A       $18.64            --               --         --        17.53%
      Highest contract charge 1.70% Class A      $18.04            --               --         --        17.07%
      All contract charges                           --         1,073         $ 19,847       1.57%          --
2016  Lowest contract charge 1.30% Class A       $15.86            --               --         --         7.38%
      Highest contract charge 1.70% Class A      $15.41            --               --         --         6.94%
      All contract charges                           --         1,146         $ 18,059       0.98%          --
2015  Lowest contract charge 1.30% Class A       $14.77            --               --         --        (3.02)%
      Highest contract charge 1.70% Class A      $14.41            --               --         --        (3.42)%
      All contract charges                           --         1,184         $ 17,376       0.93%          --
2014  Lowest contract charge 1.30% Class A       $15.23            --               --         --         3.32%
      Highest contract charge 1.70% Class A      $14.92            --               --         --         2.97%
      All contract charges                           --         1,348         $ 20,405       1.53%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.70            --               --         --        (9.70)%
      Highest contract charge 1.25% Class B      $11.77            --               --         --        (9.88)%
      All contract charges                           --           708         $  7,939       1.63%          --
2017  Lowest contract charge 1.10% Class B       $11.85            --               --         --        17.79%
      Highest contract charge 1.25% Class B      $13.06            --               --         --        17.66%
      All contract charges                           --           557         $  6,931       1.57%          --
2016  Lowest contract charge 1.10% Class B       $10.06            --               --         --         7.59%
      Highest contract charge 1.25% Class B      $11.10            --               --         --         7.35%
      All contract charges                           --           273         $  2,901       0.98%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.35            --               --         --        (6.22)%
      Highest contract charge 1.25% Class B      $10.34            --               --         --        (2.91)%
      All contract charges                           --           118         $  1,216       0.93%          --
2014  Lowest contract charge 1.20% Class B       $10.66            --               --         --         3.50%
      Highest contract charge 1.25% Class B      $10.65            --               --         --         3.40%
      All contract charges                           --            94         $  1,006       1.53%          --

                                    FSA-214

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA AGGRESSIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $14.74             --               --        --       (8.28)%
      Highest contract charge 1.70% Class B    $14.35             --               --        --       (8.60)%
      All contract charges                         --        234,232       $3,434,707      1.22%         --
2017  Lowest contract charge 1.30% Class B     $16.07             --               --        --       14.21%
      Highest contract charge 1.70% Class B    $15.70             --               --        --       13.77%
      All contract charges                         --        223,958       $3,578,153      1.71%         --
2016  Lowest contract charge 1.30% Class B     $14.07             --               --        --        7.73%
      Highest contract charge 1.70% Class B    $13.80             --               --        --        7.23%
      All contract charges                         --        193,603       $2,709,398      1.09%         --
2015  Lowest contract charge 1.30% Class B     $13.06             --               --        --       (2.46)%
      Highest contract charge 1.70% Class B    $12.87             --               --        --       (2.79)%
      All contract charges                         --        171,989       $2,236,469      1.43%         --
2014  Lowest contract charge 1.30% Class B     $13.39             --               --        --        4.86%
      Highest contract charge 1.70% Class B    $13.24             --               --        --        4.42%
      All contract charges                         --        118,842       $1,585,315      1.99%         --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.65% Class B     $13.27             --               --        --       (4.81)%
      Highest contract charge 1.70% Class B    $13.25             --               --        --       (5.83)%
      All contract charges                         --        193,589       $2,678,065      1.19%         --
2017  Lowest contract charge 0.65% Class B     $13.94             --               --        --        9.16%
      Highest contract charge 1.70% Class B    $14.07             --               --        --        7.98%
      All contract charges                         --        207,052       $3,033,570      1.29%         --
2016  Lowest contract charge 0.65% Class B     $12.77             --               --        --        5.28%
      Highest contract charge 1.70% Class B    $13.03             --               --        --        4.16%
      All contract charges                         --        206,228       $2,791,404      0.89%         --
2015  Lowest contract charge 0.65% Class B     $12.13             --               --        --       (1.30)%
      Highest contract charge 1.70% Class B    $12.51             --               --        --       (2.34)%
      All contract charges                         --        194,842       $2,525,918      1.04%         --
2014  Lowest contract charge 0.65% Class B     $12.29             --               --        --        3.71%
      Highest contract charge 1.70% Class B    $12.81             --               --        --        2.64%
      All contract charges                         --        168,531       $2,235,687      1.25%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $12.53             --               --        --       (3.91)%
      Highest contract charge 1.70% Class B    $12.45             --               --        --       (4.89)%
      All contract charges                         --         92,579       $1,198,312      1.16%         --
2017  Lowest contract charge 0.65% Class B     $13.04             --               --        --        7.33%
      Highest contract charge 1.70% Class B    $13.09             --               --        --        6.16%
      All contract charges                         --        102,892       $1,397,489      1.22%         --
2016  Lowest contract charge 0.65% Class B     $12.15             --               --        --        4.20%
      Highest contract charge 1.70% Class B    $12.33             --               --        --        3.18%
      All contract charges                         --        103,465       $1,320,323      0.90%         --
2015  Lowest contract charge 0.65% Class B     $11.66             --               --        --       (1.10)%
      Highest contract charge 1.70% Class B    $11.95             --               --        --       (2.13)%
      All contract charges                         --         94,706       $1,168,745      0.99%         --
2014  Lowest contract charge 0.65% Class B     $11.79             --               --        --        3.15%
      Highest contract charge 1.70% Class B    $12.21             --               --        --        2.01%
      All contract charges                         --         83,471       $1,051,381      1.11%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B     $11.33             --               --        --       (2.66)%
      Highest contract charge 1.70% Class B    $10.91             --               --        --       (3.11)%
      All contract charges                         --         51,579       $  582,463      1.14%         --
2017  Lowest contract charge 0.65% Class B     $11.36             --               --        --        3.56%
      Highest contract charge 1.70% Class B    $11.26             --               --        --        2.55%
      All contract charges                         --         61,121       $  710,754      0.98%         --

                                    FSA-215

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2016  Lowest contract charge 0.65% Class B     $10.97             --               --        --         2.14%
      Highest contract charge 1.70% Class B    $10.98             --               --        --         1.01%
      All contract charges                         --         70,164       $  792,717      0.83%          --
2015  Lowest contract charge 0.65% Class B     $10.74             --               --        --        (0.83)%
      Highest contract charge 1.70% Class B    $10.87             --               --        --        (1.81)%
      All contract charges                         --         62,480       $  696,974      0.88%          --
2014  Lowest contract charge 0.65% Class B     $10.83             --               --        --         1.98%
      Highest contract charge 1.70% Class B    $11.07             --               --        --         0.82%
      All contract charges                         --         52,780       $  599,559      0.83%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $14.45             --               --        --       (13.27)%
      Highest contract charge 1.70% Class A    $13.92             --               --        --       (13.65)%
      All contract charges                         --            361       $    5,171      0.99%          --
2017  Lowest contract charge 1.30% Class A     $16.66             --               --        --        24.42%
      Highest contract charge 1.70% Class A    $16.12             --               --        --        23.90%
      All contract charges                         --            413       $    6,818      1.08%          --
2016  Lowest contract charge 1.30% Class A     $13.39             --               --        --         3.16%
      Highest contract charge 1.70% Class A    $13.01             --               --        --         2.68%
      All contract charges                         --            467       $    6,204      0.95%          --
2015  Lowest contract charge 1.30% Class A     $12.98             --               --        --        (3.06)%
      Highest contract charge 1.70% Class A    $12.67             --               --        --        (3.36)%
      All contract charges                         --            530       $    6,839      0.93%          --
2014  Lowest contract charge 1.30% Class A     $13.39             --               --        --         0.37%
      Highest contract charge 1.70% Class A    $13.11             --               --        --        (0.08)%
      All contract charges                         --            562       $    7,487      1.04%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $30.65             --               --        --       (13.32)%
      Highest contract charge 1.70% Class B    $21.46             --               --        --       (13.68)%
      All contract charges                         --            279       $    7,728      0.99%          --
2017  Lowest contract charge 1.30% Class B     $35.36             --               --        --        24.46%
      Highest contract charge 1.70% Class B    $24.86             --               --        --        23.93%
      All contract charges                         --            341       $   10,751      1.08%          --
2016  Lowest contract charge 1.30% Class B     $28.41             --               --        --         3.12%
      Highest contract charge 1.70% Class B    $20.06             --               --        --         2.71%
      All contract charges                         --            348       $    8,719      0.95%          --
2015  Lowest contract charge 1.30% Class B     $27.55             --               --        --        (2.99)%
      Highest contract charge 1.70% Class B    $19.53             --               --        --        (3.41)%
      All contract charges                         --            328       $    8,040      0.93%          --
2014  Lowest contract charge 1.30% Class B     $28.40             --               --        --         0.35%
      Highest contract charge 1.70% Class B    $20.22             --               --        --         0.00%
      All contract charges                         --            294       $    7,409      1.04%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 0.65% Class B     $14.86             --               --        --        (6.66)%
      Highest contract charge 1.70% Class B    $15.00             --               --        --        (7.69)%
      All contract charges                         --        254,814       $4,017,172      1.20%          --
2017  Lowest contract charge 0.65% Class B     $15.92             --               --        --        12.99%
      Highest contract charge 1.70% Class B    $16.25             --               --        --        11.84%
      All contract charges                         --        255,967       $4,359,904      1.55%          --
2016  Lowest contract charge 0.65% Class B     $14.09             --               --        --         7.39%
      Highest contract charge 1.70% Class B    $14.53             --               --        --         6.21%
      All contract charges                         --        237,828       $3,616,245      1.00%          --
2015  Lowest contract charge 0.65% Class B     $13.12             --               --        --        (1.65)%
      Highest contract charge 1.70% Class B    $13.68             --               --        --        (2.63)%
      All contract charges                         --        217,542       $3,107,504      1.26%          --
2014  Lowest contract charge 0.65% Class B     $13.34             --               --        --         4.96%
      Highest contract charge 1.70% Class B    $14.05             --               --        --         3.84%
      All contract charges                         --        165,833       $2,437,544      1.66%          --

                                    FSA-216

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.78            --               --         --       (15.98)%
      Highest contract charge 1.70% Class A    $10.39            --               --         --       (16.34)%
      All contract charges                         --           435         $  4,650       1.70%          --
2017  Lowest contract charge 1.30% Class A     $12.83            --               --         --        24.68%
      Highest contract charge 1.70% Class A    $12.42            --               --         --        24.20%
      All contract charges                         --           432         $  5,495       1.66%          --
2016  Lowest contract charge 1.30% Class A     $10.29            --               --         --        (1.15)%
      Highest contract charge 1.70% Class A    $10.00            --               --         --        (1.48)%
      All contract charges                         --           434         $  4,432       0.29%          --
2015  Lowest contract charge 1.30% Class A     $10.41            --               --         --        (5.54)%
      Highest contract charge 1.70% Class A    $10.15            --               --         --        (5.93)%
      All contract charges                         --           445         $  4,593       0.06%          --
2014  Lowest contract charge 1.30% Class A     $11.02            --               --         --        (7.47)%
      Highest contract charge 1.70% Class A    $10.79            --               --         --        (7.86)%
      All contract charges                         --           388         $  4,253       1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class B     $14.99            --               --         --       (16.02)%
      Highest contract charge 1.70% Class B    $11.85            --               --         --       (16.37)%
      All contract charges                         --           437         $  6,117       1.70%          --
2017  Lowest contract charge 1.30% Class B     $17.85            --               --         --        24.65%
      Highest contract charge 1.70% Class B    $14.17            --               --         --        24.19%
      All contract charges                         --           491         $  8,206       1.66%          --
2016  Lowest contract charge 1.30% Class B     $14.32            --               --         --        (1.10)%
      Highest contract charge 1.70% Class B    $11.41            --               --         --        (1.47)%
      All contract charges                         --           545         $  7,273       0.29%          --
2015  Lowest contract charge 1.30% Class B     $14.48            --               --         --        (5.54)%
      Highest contract charge 1.70% Class B    $11.58            --               --         --        (6.01)%
      All contract charges                         --           583         $  7,915       0.06%          --
2014  Lowest contract charge 1.30% Class B     $15.33            --               --         --        (7.48)%
      Highest contract charge 1.70% Class B    $12.32            --               --         --        (7.85)%
      All contract charges                         --           545         $  7,822       1.62%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018  Lowest contract charge 0.65% Class B     $10.70            --               --         --       (14.94)%
      Highest contract charge 1.70% Class B    $10.30            --               --         --       (15.92)%
      All contract charges                         --         8,262         $ 87,056       1.79%          --
2017  Lowest contract charge 0.65% Class B     $12.58            --               --         --        23.45%
      Highest contract charge 1.70% Class B    $12.25            --               --         --        22.13%
      All contract charges                         --         9,065         $113,324       1.96%          --
2016  Lowest contract charge 0.65% Class B     $10.19            --               --         --        (0.78)%
      Highest contract charge 1.70% Class B    $10.03            --               --         --        (1.76)%
      All contract charges                         --        10,749         $109,748       1.23%          --
2015  Lowest contract charge 0.65% Class B     $10.27            --               --         --        (3.02)%
      Highest contract charge 1.70% Class B    $10.21            --               --         --        (4.13)%
      All contract charges                         --        11,114         $115,259       0.04%          --
2014  Lowest contract charge 0.65% Class B     $10.59            --               --         --        (7.11)%
      Highest contract charge 1.70% Class B    $10.65            --               --         --        (8.03)%
      All contract charges                         --        11,094         $119,622       0.84%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A     $10.31            --               --         --       (17.59)%
      Highest contract charge 1.70% Class A    $ 9.94            --               --         --       (17.92)%
      All contract charges                         --           233         $  2,379       1.62%          --
2017  Lowest contract charge 1.30% Class A     $12.51            --               --         --        21.69%
      Highest contract charge 1.70% Class A    $12.11            --               --         --        21.34%
      All contract charges                         --           277         $  3,440       1.87%          --

                                    FSA-217

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2016        Lowest contract charge 1.30% Class A          $10.28           --               --          --       (0.48)%
            Highest contract charge 1.70% Class A         $ 9.98           --               --          --       (0.99)%
            All contract charges                              --          306          $ 3,115        0.45%         --
2015        Lowest contract charge 1.30% Class A          $10.33           --               --          --       (4.44)%
            Highest contract charge 1.70% Class A         $10.08           --               --          --       (4.82)%
            All contract charges                              --          359          $ 3,686        0.10%         --
2014        Lowest contract charge 1.30% Class A          $10.81           --               --          --       (8.39)%
            Highest contract charge 1.70% Class A         $10.59           --               --          --       (8.71)%
            All contract charges                              --          375          $ 4,031        1.63%         --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $22.35           --               --          --       (7.64)%
            Highest contract charge 1.70% Class B         $15.99           --               --          --       (8.05)%
            All contract charges                              --          401          $ 8,197        0.97%         --
2017        Lowest contract charge 1.30% Class B          $24.20           --               --          --       20.40%
            Highest contract charge 1.70% Class B         $17.39           --               --          --       19.93%
            All contract charges                              --          487          $10,843        1.01%         --
2016        Lowest contract charge 1.30% Class B          $20.10           --               --          --        8.41%
            Highest contract charge 1.70% Class B         $14.50           --               --          --        7.97%
            All contract charges                              --          509          $ 9,344        1.19%         --
2015        Lowest contract charge 1.30% Class B          $18.54           --               --          --       (0.96)%
            Highest contract charge 1.70% Class B         $13.43           --               --          --       (1.40)%
            All contract charges                              --          493          $ 8,225        1.05%         --
2014        Lowest contract charge 1.30% Class B          $18.72           --               --          --       10.18%
            Highest contract charge 1.70% Class B         $13.62           --               --          --        9.75%
            All contract charges                              --          464          $ 7,756        1.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class A          $23.79           --               --          --       (4.23)%
            Highest contract charge 1.70% Class A         $22.92           --               --          --       (4.62)%
            All contract charges                              --          216          $ 5,059        0.47%         --
2017        Lowest contract charge 1.30% Class A          $24.84           --               --          --       27.52%
            Highest contract charge 1.70% Class A         $24.03           --               --          --       27.01%
            All contract charges                              --          255          $ 6,271        0.48%         --
2016        Lowest contract charge 1.30% Class A          $19.48           --               --          --        4.17%
            Highest contract charge 1.70% Class A         $18.92           --               --          --        3.73%
            All contract charges                              --          274          $ 5,298        0.56%         --
2015        Lowest contract charge 1.30% Class A          $18.70           --               --          --        2.69%
            Highest contract charge 1.70% Class A         $18.24           --               --          --        2.24%
            All contract charges                              --          314          $ 5,839        0.30%         --
2014        Lowest contract charge 1.30% Class A          $18.21           --               --          --        9.63%
            Highest contract charge 1.70% Class A         $17.84           --               --          --        9.25%
            All contract charges                              --          289          $ 5,230        0.24%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018        Lowest contract charge 1.30% Class B          $27.77           --               --          --       (4.24)%
            Highest contract charge 1.70% Class B         $29.67           --               --          --       (4.63)%
            All contract charges                              --          570          $15,944        0.47%         --
2017        Lowest contract charge 1.30% Class B          $29.00           --               --          --       27.53%
            Highest contract charge 1.70% Class B         $31.11           --               --          --       27.03%
            All contract charges                              --          668          $19,555        0.48%         --
2016        Lowest contract charge 1.30% Class B          $22.74           --               --          --        4.17%
            Highest contract charge 1.70% Class B         $24.49           --               --          --        3.73%
            All contract charges                              --          733          $16,909        0.56%         --
2015        Lowest contract charge 1.30% Class B          $21.83           --               --          --        2.68%
            Highest contract charge 1.70% Class B         $23.61           --               --          --        2.25%
            All contract charges                              --          772          $17,200        0.30%         --

                                    FSA-218

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY (CONTINUED)
2014      Lowest contract charge 1.30% Class B         $21.26           --               --          --         9.64%
          Highest contract charge 1.70% Class B        $23.09           --               --          --         9.22%
          All contract charges                             --          720          $15,801        0.24%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $19.13           --               --          --       (11.11)%
          Highest contract charge 1.70% Class A        $18.43           --               --          --       (11.48)%
          All contract charges                             --          495          $ 9,390        2.42%          --
2017      Lowest contract charge 1.30% Class A         $21.52           --               --          --        12.38%
          Highest contract charge 1.70% Class A        $20.82           --               --          --        11.94%
          All contract charges                             --          503          $10,734        1.53%          --
2016      Lowest contract charge 1.30% Class A         $19.15           --               --          --        13.85%
          Highest contract charge 1.70% Class A        $18.60           --               --          --        13.35%
          All contract charges                             --          489          $ 9,281        1.79%          --
2015      Lowest contract charge 1.30% Class A         $16.82           --               --          --        (5.24)%
          Highest contract charge 1.70% Class A        $16.41           --               --          --        (5.64)%
          All contract charges                             --          976          $16,144        2.25%          --
2014      Lowest contract charge 1.30% Class A         $17.75           --               --          --        10.73%
          Highest contract charge 1.70% Class A        $17.39           --               --          --        10.34%
          All contract charges                             --          349          $ 6,155        1.87%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $17.74           --               --          --       (11.08)%
          Highest contract charge 1.70% Class B        $19.28           --               --          --       (11.48)%
          All contract charges                             --          607          $10,830        2.42%          --
2017      Lowest contract charge 1.30% Class B         $19.95           --               --          --        12.33%
          Highest contract charge 1.70% Class B        $21.78           --               --          --        11.92%
          All contract charges                             --          734          $14,837        1.53%          --
2016      Lowest contract charge 1.30% Class B         $17.76           --               --          --        13.85%
          Highest contract charge 1.70% Class B        $19.46           --               --          --        13.40%
          All contract charges                             --          811          $14,619        1.79%          --
2015      Lowest contract charge 1.30% Class B         $15.60           --               --          --        (5.28)%
          Highest contract charge 1.70% Class B        $17.16           --               --          --        (5.66)%
          All contract charges                             --          817          $12,896        2.25%          --
2014      Lowest contract charge 1.30% Class B         $16.47           --               --          --        10.76%
          Highest contract charge 1.70% Class B        $18.19           --               --          --        10.31%
          All contract charges                             --          805          $13,433        1.87%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class A         $20.13           --               --          --       (14.41)%
          Highest contract charge 1.70% Class A        $19.39           --               --          --       (14.81)%
          All contract charges                             --          241          $ 4,819        1.21%          --
2017      Lowest contract charge 1.30% Class A         $23.52           --               --          --        10.89%
          Highest contract charge 1.70% Class A        $22.76           --               --          --        10.43%
          All contract charges                             --          229          $ 5,338        1.07%          --
2016      Lowest contract charge 1.30% Class A         $21.21           --               --          --        16.09%
          Highest contract charge 1.70% Class A        $20.61           --               --          --        15.66%
          All contract charges                             --          216          $ 4,560        1.36%          --
2015      Lowest contract charge 1.30% Class A         $18.27           --               --          --        (4.79)%
          Highest contract charge 1.70% Class A        $17.82           --               --          --        (5.16)%
          All contract charges                             --          199          $ 3,604        0.85%          --
2014      Lowest contract charge 1.30% Class A         $19.19           --               --          --         9.47%
          Highest contract charge 1.70% Class A        $18.79           --               --          --         8.99%
          All contract charges                             --          172          $ 3,272        0.63%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018      Lowest contract charge 1.30% Class B         $23.17           --               --          --       (14.41)%
          Highest contract charge 1.70% Class B        $23.93           --               --          --       (14.78)%
          All contract charges                             --          414          $ 9,486        1.21%          --

                                    FSA-219

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2017    Lowest contract charge 1.30% Class B        $27.07             --               --        --       10.85%
        Highest contract charge 1.70% Class B       $28.08             --               --        --       10.42%
        All contract charges                            --            489       $   13,131      1.07%         --
2016    Lowest contract charge 1.30% Class B        $24.42             --               --        --       16.12%
        Highest contract charge 1.70% Class B       $25.43             --               --        --       15.64%
        All contract charges                            --            515       $   12,477      1.36%         --
2015    Lowest contract charge 1.30% Class B        $21.03             --               --        --       (4.76)%
        Highest contract charge 1.70% Class B       $21.99             --               --        --       (5.17)%
        All contract charges                            --            429       $    8,993      0.85%         --
2014    Lowest contract charge 1.30% Class B        $22.08             --               --        --        9.42%
        Highest contract charge 1.70% Class B       $23.19             --               --        --        8.98%
        All contract charges                            --            322       $    7,158      0.63%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.30% Class A        $13.55             --               --        --       (6.03)%
        Highest contract charge 1.70% Class A       $13.06             --               --        --       (6.38)%
        All contract charges                            --          7,282       $   97,916      1.65%         --
2017    Lowest contract charge 1.30% Class A        $14.42             --               --        --        9.66%
        Highest contract charge 1.70% Class A       $13.95             --               --        --        9.15%
        All contract charges                            --          7,245       $  103,678      1.29%         --
2016    Lowest contract charge 1.30% Class A        $13.15             --               --        --        3.95%
        Highest contract charge 1.70% Class A       $12.78             --               --        --        3.57%
        All contract charges                            --          7,444       $   97,273      0.97%         --
2015    Lowest contract charge 1.30% Class A        $12.65             --               --        --       (2.17)%
        Highest contract charge 1.70% Class A       $12.34             --               --        --       (2.53)%
        All contract charges                            --          7,426       $   93,368      0.93%         --
2014    Lowest contract charge 1.30% Class A        $12.93             --               --        --        1.73%
        Highest contract charge 1.70% Class A       $12.66             --               --        --        1.28%
        All contract charges                            --          6,400       $   82,370      1.26%         --
AXA MODERATE ALLOCATION
2018    Lowest contract charge 1.10% Class B        $10.31             --               --        --       (5.84)%
        Highest contract charge 1.25% Class B       $10.81             --               --        --       (6.00)%
        All contract charges                            --          5,157       $   54,691      1.65%         --
2017    Lowest contract charge 1.10% Class B        $10.95             --               --        --        9.83%
        Highest contract charge 1.25% Class B       $11.50             --               --        --        9.63%
        All contract charges                            --          3,892       $   43,939      1.29%         --
2016    Lowest contract charge 1.10% Class B        $ 9.97             --               --        --        4.18%
        Highest contract charge 1.25% Class B       $10.49             --               --        --        4.07%
        All contract charges                            --          3,079       $   31,796      0.97%         --
2015    Lowest contract charge 1.10% Class B(e)     $ 9.57             --               --        --       (4.01)%
        Highest contract charge 1.25% Class B       $10.08             --               --        --       (2.14)%
        All contract charges                            --          1,656       $   16,584      0.93%         --
2014    Lowest contract charge 1.20% Class B        $10.30             --               --        --        1.78%
        Highest contract charge 1.25% Class B       $10.30             --               --        --        1.78%
        All contract charges                            --            643       $    6,617      1.26%         --
AXA MODERATE GROWTH STRATEGY
2018    Lowest contract charge 0.65% Class B        $14.05             --               --        --       (5.77)%
        Highest contract charge 1.70% Class B       $14.12             --               --        --       (6.74)%
        All contract charges                            --        386,476       $5,690,464      1.18%         --
2017    Lowest contract charge 0.65% Class B        $14.91             --               --        --       11.02%
        Highest contract charge 1.70% Class B       $15.14             --               --        --        9.87%
        All contract charges                            --        410,293       $6,460,092      1.40%         --
2016    Lowest contract charge 0.65% Class B        $13.43             --               --        --        6.42%
        Highest contract charge 1.70% Class B       $13.78             --               --        --        5.27%
        All contract charges                            --        412,040       $5,886,347      0.93%         --

                                    FSA-220

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 0.65% Class B       $12.62             --               --        --       (1.48)%
      Highest contract charge 1.70% Class B      $13.09             --               --        --       (2.46)%
      All contract charges                           --        398,866       $5,398,722      1.10%         --
2014  Lowest contract charge 0.65% Class B       $12.81             --               --        --        4.32%
      Highest contract charge 1.70% Class B      $13.42             --               --        --        3.23%
      All contract charges                           --        357,621       $4,954,307      1.33%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.30% Class A       $15.13             --               --        --       (8.02)%
      Highest contract charge 1.70% Class A      $14.58             --               --        --       (8.42)%
      All contract charges                           --          2,039       $   30,652      1.68%         --
2017  Lowest contract charge 1.30% Class A       $16.45             --               --        --       13.37%
      Highest contract charge 1.70% Class A      $15.92             --               --        --       12.99%
      All contract charges                           --          2,208       $   36,100      1.43%         --
2016  Lowest contract charge 1.30% Class A       $14.51             --               --        --        5.91%
      Highest contract charge 1.70% Class A      $14.09             --               --        --        5.39%
      All contract charges                           --          2,447       $   35,296      0.91%         --
2015  Lowest contract charge 1.30% Class A       $13.70             --               --        --       (2.56)%
      Highest contract charge 1.70% Class A      $13.37             --               --        --       (2.90)%
      All contract charges                           --          2,757       $   37,605      0.93%         --
2014  Lowest contract charge 1.30% Class A       $14.06             --               --        --        2.40%
      Highest contract charge 1.70% Class A      $13.77             --               --        --        2.00%
      All contract charges                           --          2,942       $   41,212      1.39%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 1.10% Class B       $10.51             --               --        --       (7.89)%
      Highest contract charge 1.25% Class B      $11.28             --               --        --       (7.99)%
      All contract charges                           --          2,433       $   26,363      1.68%         --
2017  Lowest contract charge 1.10% Class B       $11.41             --               --        --       13.65%
      Highest contract charge 1.25% Class B      $12.26             --               --        --       13.41%
      All contract charges                           --          1,846       $   21,863      1.43%         --
2016  Lowest contract charge 1.10% Class B       $10.04             --               --        --        6.13%
      Highest contract charge 1.25% Class B      $10.81             --               --        --        5.98%
      All contract charges                           --          1,404       $   14,859      0.91%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.46             --               --        --       (5.12)%
      Highest contract charge 1.25% Class B      $10.20             --               --        --       (2.49)%
      All contract charges                           --            898       $    9,049      0.93%         --
2014  Lowest contract charge 1.20% Class B       $10.47             --               --        --        2.55%
      Highest contract charge 1.25% Class B      $10.46             --               --        --        2.45%
      All contract charges                           --            594       $    6,215      1.39%         --
AXA ULTRA CONSERVATIVE STRATEGY
2018  Lowest contract charge 1.30% Class B       $ 9.99             --               --        --       (1.67)%
      Highest contract charge 1.70% Class B      $ 9.70             --               --        --       (2.12)%
      All contract charges                           --        109,223       $1,079,622      2.70%         --
2017  Lowest contract charge 1.30% Class B       $10.16             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $ 9.91             --               --        --        0.20%
      All contract charges                           --         13,061       $  131,233      0.56%         --
2016  Lowest contract charge 1.30% Class B       $10.10             --               --        --        0.10%
      Highest contract charge 1.70% Class B      $ 9.89             --               --        --       (0.30)%
      All contract charges                           --         23,917       $  239,324      0.22%         --
2015  Lowest contract charge 1.30% Class B       $10.09             --               --        --       (1.37)%
      Highest contract charge 1.70% Class B      $ 9.92             --               --        --       (1.68)%
      All contract charges                           --          4,601       $   46,148      1.60%         --
2014  Lowest contract charge 1.30% Class B       $10.23             --               --        --        0.59%
      Highest contract charge 1.70% Class B      $10.09             --               --        --        0.20%
      All contract charges                           --            256       $    2,600      1.04%         --

                                    FSA-221

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/AB DYNAMIC AGGRESSIVE GROWTH
2018  Lowest contract charge 1.30% Class B(q)     $ 9.31             --               --        --       (9.26)%
      Highest contract charge 1.65% Class B(q)    $ 9.27             --               --        --       (9.56)%
      All contract charges                            --          8,882       $   82,654      2.44%         --
AXA/AB DYNAMIC GROWTH
2018  Lowest contract charge 1.30% Class B        $10.08             --               --        --       (8.20)%
      Highest contract charge 1.70% Class B       $ 9.93             --               --        --       (8.56)%
      All contract charges                            --         59,844       $  602,293      1.05%         --
2017  Lowest contract charge 1.30% Class B        $10.98             --               --        --       13.31%
      Highest contract charge 1.70% Class B       $10.86             --               --        --       12.77%
      All contract charges                            --         48,758       $  534,452      1.10%         --
2016  Lowest contract charge 1.30% Class B        $ 9.69             --               --        --        2.65%
      Highest contract charge 1.70% Class B       $ 9.63             --               --        --        2.23%
      All contract charges                            --         35,001       $  338,902      0.34%         --
2015  Lowest contract charge 1.30% Class B(e)     $ 9.44             --               --        --       (5.22)%
      Highest contract charge 1.70% Class B(e)    $ 9.42             --               --        --       (5.42)%
      All contract charges                            --         15,626       $  147,439      0.28%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.30% Class B        $11.53             --               --        --       (6.11)%
      Highest contract charge 1.70% Class B       $12.09             --               --        --       (7.43)%
      All contract charges                            --        190,184       $2,350,637      1.12%         --
2017  Lowest contract charge 0.30% Class B        $12.28             --               --        --       12.56%
      Highest contract charge 1.70% Class B       $13.06             --               --        --       10.96%
      All contract charges                            --        208,647       $2,775,306      1.21%         --
2016  Lowest contract charge 0.30% Class B        $10.91             --               --        --        3.41%
      Highest contract charge 1.70% Class B       $11.77             --               --        --        1.99%
      All contract charges                            --        209,957       $2,508,401      0.40%         --
2015  Lowest contract charge 0.65% Class B        $12.15             --               --        --       (1.22)%
      Highest contract charge 1.70% Class B       $11.54             --               --        --       (2.29)%
      All contract charges                            --        207,777       $2,426,133      0.78%         --
2014  Lowest contract charge 0.65% Class B        $12.30             --               --        --        4.06%
      Highest contract charge 1.70% Class B       $11.81             --               --        --        2.96%
      All contract charges                            --        170,494       $2,031,930      0.95%         --
AXA/AB SHORT DURATION GOVERNMENT BOND
2018  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --        0.00%
      Highest contract charge 1.25% Class B       $ 9.41             --               --        --       (0.11)%
      All contract charges                            --            332       $    3,172      1.57%         --
2017  Lowest contract charge 1.10% Class B        $ 9.70             --               --        --       (0.92)%
      Highest contract charge 1.25% Class B       $ 9.42             --               --        --       (1.05)%
      All contract charges                            --            214       $    2,045      0.53%         --
2016  Lowest contract charge 1.10% Class B        $ 9.79             --               --        --       (0.91)%
      Highest contract charge 1.25% Class B       $ 9.52             --               --        --       (1.04)%
      All contract charges                            --            173       $    1,662      0.10%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.88             --               --        --       (1.10)%
      Highest contract charge 1.25% Class B       $ 9.62             --               --        --       (1.74)%
      All contract charges                            --            120       $    1,167      0.00%         --
2014  Lowest contract charge 1.20% Class B        $ 9.80             --               --        --       (1.71)%
      Highest contract charge 1.25% Class B       $ 9.79             --               --        --       (1.81)%
      All contract charges                            --             57       $      560      0.00%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 1.30% Class A        $25.92             --               --        --       (9.08)%
      Highest contract charge 1.70% Class A       $24.98             --               --        --       (9.46)%
      All contract charges                            --          1,729       $   44,250      0.13%         --
2017  Lowest contract charge 1.30% Class A        $28.51             --               --        --       21.06%
      Highest contract charge 1.70% Class A       $27.59             --               --        --       20.59%
      All contract charges                            --          1,839       $   51,700      0.28%         --

                                    FSA-222

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2016  Lowest contract charge 0.65% Class A       $18.66            --              --          --       11.87%
      Highest contract charge 1.70% Class A      $22.88            --              --          --       10.69%
      All contract charges                           --         1,730         $40,211        0.40%         --
2015  Lowest contract charge 0.65% Class A       $16.68            --              --          --       (3.53)%
      Highest contract charge 1.70% Class A      $20.67            --              --          --       (4.57)%
      All contract charges                           --         1,447         $30,413        0.05%         --
2014  Lowest contract charge 0.65% Class A       $17.29            --              --          --        2.86%
      Highest contract charge 1.70% Class A      $21.66            --              --          --        1.83%
      All contract charges                           --         1,187         $26,079        0.07%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.30% Class B       $13.06            --              --          --       (8.16)%
      Highest contract charge 1.70% Class B      $33.87            --              --          --       (9.46)%
      All contract charges                           --         1,289         $21,276        0.13%         --
2017  Lowest contract charge 1.10% Class B(e)    $12.39            --              --          --       21.35%
      Highest contract charge 1.70% Class B      $37.41            --              --          --       20.60%
      All contract charges                           --         1,053         $22,411        0.28%         --
2016  Lowest contract charge 0.30% Class B       $11.62            --              --          --       12.16%
      Highest contract charge 1.70% Class B      $31.02            --              --          --       10.67%
      All contract charges                           --           927         $18,137        0.40%         --
2015  Lowest contract charge 0.30% Class B       $10.36            --              --          --       (3.18)%
      Highest contract charge 1.70% Class B      $28.03            --              --          --       (4.56)%
      All contract charges                           --           913         $17,098        0.05%         --
2014  Lowest contract charge 1.20% Class B       $10.58            --              --          --        2.32%
      Highest contract charge 1.70% Class B      $29.37            --              --          --        1.80%
      All contract charges                           --           741         $15,872        0.07%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018  Lowest contract charge 1.10% Class B(r)    $ 9.40            --              --          --       (7.57)%
      Highest contract charge 1.70% Class B      $17.04            --              --          --       (2.01)%
      All contract charges                           --         3,990         $71,191        0.17%         --
2017  Lowest contract charge 1.30% Class B       $17.89            --              --          --       23.98%
      Highest contract charge 1.70% Class B      $17.39            --              --          --       23.42%
      All contract charges                           --         4,380         $82,106        0.07%         --
2016  Lowest contract charge 1.30% Class B       $14.43            --              --          --       (0.41)%
      Highest contract charge 1.70% Class B      $14.09            --              --          --       (0.84)%
      All contract charges                           --         4,991         $75,699        0.00%         --
2015  Lowest contract charge 1.30% Class B       $14.49            --              --          --       (0.07)%
      Highest contract charge 1.70% Class B      $14.21            --              --          --       (0.42)%
      All contract charges                           --         5,919         $89,723        0.00%         --
2014  Lowest contract charge 1.30% Class B       $14.50            --              --          --        2.47%
      Highest contract charge 1.70% Class B      $14.27            --              --          --        2.00%
      All contract charges                           --         6,403         $97,019        0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.63            --              --          --       (5.50)%
      Highest contract charge 1.70% Class A      $15.06            --              --          --       (5.93)%
      All contract charges                           --           276         $ 4,256        2.94%         --
2017  Lowest contract charge 1.30% Class A       $16.54            --              --          --        8.53%
      Highest contract charge 1.70% Class A      $16.01            --              --          --        8.18%
      All contract charges                           --         1,021         $16,485        2.49%         --
2016  Lowest contract charge 1.30% Class A       $15.24            --              --          --        9.01%
      Highest contract charge 1.70% Class A      $14.80            --              --          --        8.58%
      All contract charges                           --           289         $ 4,352        2.58%         --
2015  Lowest contract charge 1.30% Class A       $13.98            --              --          --       (4.25)%
      Highest contract charge 1.70% Class A      $13.63            --              --          --       (4.69)%
      All contract charges                           --           263         $ 3,656        2.29%         --

                                    FSA-223

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY (CONTINUED)
2014       Lowest contract charge 1.30% Class A         $14.60           --               --          --         4.81%
           Highest contract charge 1.70% Class A        $14.30           --               --          --         4.38%
           All contract charges                             --          268           $3,905        2.50%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $13.77           --               --          --        (5.49)%
           Highest contract charge 1.70% Class B        $13.09           --               --          --        (5.96)%
           All contract charges                             --          345           $4,691        2.94%          --
2017       Lowest contract charge 1.30% Class B         $14.57           --               --          --         8.57%
           Highest contract charge 1.70% Class B        $13.92           --               --          --         8.16%
           All contract charges                             --          365           $5,231        2.49%          --
2016       Lowest contract charge 1.30% Class B         $13.42           --               --          --         9.02%
           Highest contract charge 1.70% Class B        $12.87           --               --          --         8.52%
           All contract charges                             --          397           $5,258        2.58%          --
2015       Lowest contract charge 1.30% Class B         $12.31           --               --          --        (4.35)%
           Highest contract charge 1.70% Class B        $11.86           --               --          --        (4.66)%
           All contract charges                             --          421           $5,107        2.29%          --
2014       Lowest contract charge 1.30% Class B         $12.87           --               --          --         4.89%
           Highest contract charge 1.70% Class B        $12.44           --               --          --         4.45%
           All contract charges                             --          445           $5,631        2.50%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 0.65% Class A         $17.10           --               --          --       (13.42)%
           Highest contract charge 1.70% Class A        $18.96           --               --          --       (14.32)%
           All contract charges                             --           99           $1,932        0.60%          --
2017       Lowest contract charge 1.30% Class A         $22.87           --               --          --        10.27%
           Highest contract charge 1.70% Class A        $22.13           --               --          --         9.88%
           All contract charges                             --          131           $2,962        0.55%          --
2016       Lowest contract charge 1.30% Class A         $20.74           --               --          --        23.31%
           Highest contract charge 1.70% Class A        $20.14           --               --          --        22.73%
           All contract charges                             --          150           $3,089        0.37%          --
2015       Lowest contract charge 1.30% Class A         $16.82           --               --          --        (7.79)%
           Highest contract charge 1.70% Class A        $16.41           --               --          --        (8.12)%
           All contract charges                             --          153           $2,567        0.23%          --
2014       Lowest contract charge 1.30% Class A         $18.24           --               --          --         0.83%
           Highest contract charge 1.70% Class A        $17.86           --               --          --         0.39%
           All contract charges                             --          171           $3,093        0.02%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class B         $15.03           --               --          --       (13.97)%
           Highest contract charge 1.70% Class B        $14.30           --               --          --       (14.32)%
           All contract charges                             --          460           $6,784        0.60%          --
2017       Lowest contract charge 1.30% Class B         $17.47           --               --          --        10.29%
           Highest contract charge 1.70% Class B        $16.69           --               --          --         9.87%
           All contract charges                             --          529           $9,057        0.55%          --
2016       Lowest contract charge 1.30% Class B         $15.84           --               --          --        23.17%
           Highest contract charge 1.70% Class B        $15.19           --               --          --        22.70%
           All contract charges                             --          543           $8,432        0.37%          --
2015       Lowest contract charge 1.30% Class B         $12.86           --               --          --        (7.75)%
           Highest contract charge 1.70% Class B        $12.38           --               --          --        (8.09)%
           All contract charges                             --          608           $7,652        0.23%          --
2014       Lowest contract charge 1.30% Class B         $13.94           --               --          --         0.87%
           Highest contract charge 1.70% Class B        $13.47           --               --          --         0.37%
           All contract charges                             --          603           $8,255        0.02%          --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018       Lowest contract charge 1.30% Class A         $16.07           --               --          --        (9.87)%
           Highest contract charge 1.70% Class A        $15.49           --               --          --       (10.20)%
           All contract charges                             --          346           $5,507        2.12%          --

                                    FSA-224

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                      YEARS ENDED DECEMBER 31,
                                                                  -------------------------------------------------------
                                                                                               ACCUMULATION
                                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT
                                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO*
                                                                  ---------- ----------------- ------------ -------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY (CONTINUED)
2017           Lowest contract charge 1.30% Class A                 $17.83            --               --         --
               Highest contract charge 1.70% Class A                $17.25            --               --         --
               All contract charges                                     --           420         $  7,420       1.65%
2016           Lowest contract charge 0.65% Class A                 $14.81            --               --         --
               Highest contract charge 1.70% Class A                $15.27            --               --         --
               All contract charges                                     --           490         $  7,636       1.61%
2015           Lowest contract charge 0.65% Class                   $13.61            --               --         --
               Highest contract charge 1.70% Class A                $14.18            --               --         --
               All contract charges                                     --           575         $  8,293       1.28%
2014           Lowest contract charge 1.30% Class A                 $15.16            --               --         --
               Highest contract charge 1.70% Class A                $14.84            --               --         --
               All contract charges                                     --           431         $  6,475       1.96%
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018           Lowest contract charge 1.30% Class B                 $11.75            --               --         --
               Highest contract charge 1.70% Class B                $11.21            --               --         --
               All contract charges                                     --           397         $  4,596       2.12%
2017           Lowest contract charge 1.30% Class B                 $13.04            --               --         --
               Highest contract charge 1.70% Class B                $12.49            --               --         --
               All contract charges                                     --           451         $  5,783       1.65%
2016           Lowest contract charge 1.30% Class B                 $11.49            --               --         --
               Highest contract charge 1.70% Class B                $11.05            --               --         --
               All contract charges                                     --           476         $  5,409       1.61%
2015           Lowest contract charge 1.30% Class B                 $10.63            --               --         --
               Highest contract charge 1.70% Class B                $10.27            --               --         --
               All contract charges                                     --           513         $  5,380       1.28%
2014           Lowest contract charge 1.30% Class B                 $11.08            --               --         --
               Highest contract charge 1.70% Class B                $10.74            --               --         --
               All contract charges                                     --           504         $  5,525       1.96%
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $10.25            --               --         --
               Highest contract charge 1.70% Class B                $10.10            --               --         --
               All contract charges                                     --        49,320         $504,559       0.98%
2017           Lowest contract charge 1.30% Class B                 $10.94            --               --         --
               Highest contract charge 1.70% Class B                $10.83            --               --         --
               All contract charges                                     --        41,484         $453,329       0.53%
2016           Lowest contract charge 1.30% Class B                 $10.04            --               --         --
               Highest contract charge 1.70% Class B                $ 9.97            --               --         --
               All contract charges                                     --        29,121         $291,950       0.38%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.60            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.58            --               --         --
               All contract charges                                     --        11,556         $110,896       0.32%
AXA/INVESCO STRATEGIC ALLOCATION
2018           Lowest contract charge 1.30% Class B                 $ 9.83            --               --         --
               Highest contract charge 1.70% Class B                $ 9.69            --               --         --
               All contract charges                                     --        25,664         $251,973       0.83%
2017           Lowest contract charge 1.30% Class B                 $10.49            --               --         --
               Highest contract charge 1.70% Class B                $10.38            --               --         --
               All contract charges                                     --        22,093         $231,467       0.31%
2016           Lowest contract charge 1.30% Class B                 $ 9.68            --               --         --
               Highest contract charge 1.70% Class B                $ 9.62            --               --         --
               All contract charges                                     --        16,629         $160,825       0.06%
2015           Lowest contract charge 1.30% Class B(e)              $ 9.50            --               --         --
               Highest contract charge 1.70% Class B(e)             $ 9.47            --               --         --
               All contract charges                                     --         6,921         $ 65,722       0.16%

                                                   --------

                                                    TOTAL
                                                   RETURN**
                                                   --------

Lowest contract charge 1.30% Class A                 13.49%
Highest contract charge 1.70% Class A                12.97%
All contract charges                                    --
Lowest contract charge 0.65% Class A                  8.82%
Highest contract charge 1.70% Class A                 7.69%
All contract charges                                    --
Lowest contract charge 0.65% Class                   (3.48)%
Highest contract charge 1.70% Class A                (4.45)%
All contract charges                                    --
Lowest contract charge 1.30% Class A                  4.12%
Highest contract charge 1.70% Class A                 3.63%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (9.89)%
Highest contract charge 1.70% Class B               (10.25)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 13.49%
Highest contract charge 1.70% Class B                13.03%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.09%
Highest contract charge 1.70% Class B                 7.59%
All contract charges                                    --
Lowest contract charge 1.30% Class B                 (4.06)%
Highest contract charge 1.70% Class B                (4.38)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.14%
Highest contract charge 1.70% Class B                 3.67%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.31)%
Highest contract charge 1.70% Class B                (6.74)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.96%
Highest contract charge 1.70% Class B                 8.63%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  4.58%
Highest contract charge 1.70% Class B                 4.07%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.19)%
Highest contract charge 1.70% Class B(e)             (4.39)%
All contract charges                                    --

Lowest contract charge 1.30% Class B                 (6.29)%
Highest contract charge 1.70% Class B                (6.65)%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  8.37%
Highest contract charge 1.70% Class B                 7.90%
All contract charges                                    --
Lowest contract charge 1.30% Class B                  1.89%
Highest contract charge 1.70% Class B                 1.58%
All contract charges                                    --
Lowest contract charge 1.30% Class B(e)              (4.33)%
Highest contract charge 1.70% Class B(e)             (4.63)%
All contract charges                                    --

                                    FSA-225

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.30% Class A        $18.92            --               --         --       (3.07)%
      Highest contract charge 1.70% Class A       $18.23            --               --         --       (3.49)%
      All contract charges                            --         1,843         $ 34,523       0.00%         --
2017  Lowest contract charge 1.30% Class A        $19.52            --               --         --       26.26%
      Highest contract charge 1.70% Class A       $18.89            --               --         --       25.77%
      All contract charges                            --         1,844         $ 35,682       0.00%         --
2016  Lowest contract charge 0.65% Class A        $12.58            --               --         --       (4.91)%
      Highest contract charge 1.70% Class A       $15.02            --               --         --       (5.95)%
      All contract charges                            --         1,909         $ 29,259       0.00%         --
2015  Lowest contract charge 0.65% Class A        $13.23            --               --         --       (6.10)%
      Highest contract charge 1.70% Class A       $15.97            --               --         --       (7.15)%
      All contract charges                            --         2,119         $ 34,453       0.00%         --
2014  Lowest contract charge 0.65% Class A        $14.09            --               --         --       (1.40)%
      Highest contract charge 1.70% Class A       $17.20            --               --         --       (2.38)%
      All contract charges                            --         2,193         $ 38,236       0.00%         --
AXA/JANUS ENTERPRISE
2018  Lowest contract charge 1.10% Class B        $10.37            --               --         --       (2.90)%
      Highest contract charge 1.70% Class B       $22.68            --               --         --       (3.45)%
      All contract charges                            --         1,110         $ 17,273       0.00%         --
2017  Lowest contract charge 1.10% Class B        $10.68            --               --         --       26.54%
      Highest contract charge 1.70% Class B       $23.49            --               --         --       25.75%
      All contract charges                            --         1,012         $ 18,086       0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 8.44            --               --         --       (5.38)%
      Highest contract charge 1.70% Class B       $18.68            --               --         --       (5.99)%
      All contract charges                            --           952         $ 14,661       0.00%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 8.92            --               --         --       (9.81)%
      Highest contract charge 1.70% Class B       $19.87            --               --         --       (7.06)%
      All contract charges                            --           874         $ 14,987       0.00%         --
2014  Lowest contract charge 1.20% Class B        $10.46            --               --         --       (1.88)%
      Highest contract charge 1.70% Class B       $21.38            --               --         --       (2.42)%
      All contract charges                            --           770         $ 14,709       0.00%         --
AXA/JPMORGAN STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B(q)     $ 9.54            --               --         --       (6.01)%
      Highest contract charge 1.65% Class B(q)    $ 9.51            --               --         --       (6.21)%
      All contract charges                            --         7,242         $ 69,110       1.23%         --
AXA/LEGG MASON STRATEGIC ALLOCATION
2018  Lowest contract charge 1.30% Class B        $10.72            --               --         --       (7.27)%
      Highest contract charge 1.70% Class B       $10.59            --               --         --       (7.67)%
      All contract charges                            --        15,215         $162,945       1.44%         --
2017  Lowest contract charge 1.30% Class B        $11.56            --               --         --        9.37%
      Highest contract charge 1.70% Class B       $11.47            --               --         --        8.93%
      All contract charges                            --        10,544         $121,791       1.06%         --
2016  Lowest contract charge 1.30% Class B(g)     $10.57            --               --         --        4.97%
      Highest contract charge 1.70% Class B(g)    $10.53            --               --         --        4.57%
      All contract charges                            --         4,872         $ 51,475       1.29%         --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.30% Class A        $24.56            --               --         --       (4.25)%
      Highest contract charge 1.70% Class A       $23.66            --               --         --       (4.64)%
      All contract charges                            --         2,083         $ 50,745       0.09%         --
2017  Lowest contract charge 1.30% Class A        $25.65            --               --         --       32.90%
      Highest contract charge 1.70% Class A       $24.81            --               --         --       32.32%
      All contract charges                            --         1,959         $ 49,866       0.19%         --
2016  Lowest contract charge 1.30% Class A        $19.30            --               --         --        5.41%
      Highest contract charge 1.70% Class A       $18.75            --               --         --        4.98%
      All contract charges                            --         1,554         $ 29,781       0.43%         --

                                    FSA-226

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2015  Lowest contract charge 1.30% Class A       $18.31            --              --          --        10.10%
      Highest contract charge 1.70% Class A      $17.86            --              --          --         9.64%
      All contract charges                           --           944         $17,189        0.14%          --
2014  Lowest contract charge 1.30% Class A       $16.63            --              --          --         6.40%
      Highest contract charge 1.70% Class A      $16.29            --              --          --         5.99%
      All contract charges                           --           833         $13,769        0.12%          --
AXA/LOOMIS SAYLES GROWTH
2018  Lowest contract charge 1.10% Class B       $13.85            --              --          --        (4.02)%
      Highest contract charge 1.70% Class B      $22.78            --              --          --        (4.65)%
      All contract charges                           --         1,517         $24,115        0.09%          --
2017  Lowest contract charge 1.10% Class B       $14.43            --              --          --        33.12%
      Highest contract charge 1.70% Class B      $23.89            --              --          --        32.28%
      All contract charges                           --         1,211         $20,879        0.19%          --
2016  Lowest contract charge 1.10% Class B       $10.84            --              --          --         5.65%
      Highest contract charge 1.70% Class B      $18.06            --              --          --         5.00%
      All contract charges                           --           767         $10,726        0.43%          --
2015  Lowest contract charge 1.10% Class B(e)    $10.26            --              --          --         3.64%
      Highest contract charge 1.70% Class B      $17.20            --              --          --         9.62%
      All contract charges                           --           262         $ 3,907        0.14%          --
2014  Lowest contract charge 1.20% Class B       $11.16            --              --          --         6.49%
      Highest contract charge 1.70% Class B      $15.69            --              --          --         6.01%
      All contract charges                           --           179         $ 2,603        0.12%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 1.30% Class A       $15.04            --              --          --       (13.36)%
      Highest contract charge 1.70% Class A      $14.49            --              --          --       (13.75)%
      All contract charges                           --           165         $ 2,449        2.74%          --
2017  Lowest contract charge 1.30% Class A       $17.36            --              --          --        19.72%
      Highest contract charge 1.70% Class A      $16.80            --              --          --        19.23%
      All contract charges                           --           190         $ 3,264        1.38%          --
2016  Lowest contract charge 1.30% Class A       $14.50            --              --          --         3.87%
      Highest contract charge 1.70% Class A      $14.09            --              --          --         3.53%
      All contract charges                           --           210         $ 3,005        0.69%          --
2015  Lowest contract charge 1.30% Class A       $13.96            --              --          --        (3.86)%
      Highest contract charge 1.70% Class A      $13.61            --              --          --        (4.29)%
      All contract charges                           --           236         $ 3,279        0.00%          --
2014  Lowest contract charge 1.30% Class A       $14.52            --              --          --        (0.27)%
      Highest contract charge 1.70% Class A      $14.22            --              --          --        (0.63)%
      All contract charges                           --           263         $ 3,814        1.55%          --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.30% Class B       $11.19            --              --          --       (12.44)%
      Highest contract charge 1.70% Class B      $11.37            --              --          --       (13.73)%
      All contract charges                           --         1,017         $11,610        2.74%          --
2017  Lowest contract charge 0.30% Class B       $12.78            --              --          --        20.91%
      Highest contract charge 1.70% Class B      $13.18            --              --          --        19.17%
      All contract charges                           --         1,160         $15,399        1.38%          --
2016  Lowest contract charge 0.30% Class B       $10.57            --              --          --         4.97%
      Highest contract charge 1.70% Class B      $11.06            --              --          --         3.56%
      All contract charges                           --         1,265         $14,084        0.69%          --
2015  Lowest contract charge 0.30% Class B       $10.07            --              --          --        (2.89)%
      Highest contract charge 1.70% Class B      $10.68            --              --          --        (4.30)%
      All contract charges                           --         1,295         $13,927        0.00%          --
2014  Lowest contract charge 0.30% Class B       $10.37            --              --          --         0.78%
      Highest contract charge 1.70% Class B      $11.16            --              --          --        (0.62)%
      All contract charges                           --         1,232         $13,865        1.55%          --

                                    FSA-227

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2018  Lowest contract charge 0.30% Class III     $11.09            --               --         --       (7.81)%
      Highest contract charge 1.70% Class III    $12.71            --               --         --       (9.21)%
      All contract charges                           --         8,626         $104,285       0.84%         --
2017  Lowest contract charge 0.30% Class III     $12.03            --               --         --       13.38%
      Highest contract charge 1.70% Class III    $14.00            --               --         --       11.82%
      All contract charges                           --         9,120         $121,106       1.31%         --
2016  Lowest contract charge 0.30% Class III     $10.61            --               --         --        3.51%
      Highest contract charge 1.70% Class III    $12.52            --               --         --        2.04%
      All contract charges                           --         8,837         $105,416       1.26%         --
2015  Lowest contract charge 0.30% Class III     $10.25            --               --         --       (1.35)%
      Highest contract charge 1.70% Class III    $12.27            --               --         --       (2.70)%
      All contract charges                           --         8,262         $ 97,493       1.11%         --
2014  Lowest contract charge 0.30% Class III     $10.39            --               --         --        1.66%
      Highest contract charge 1.70% Class III    $12.61            --               --         --        0.24%
      All contract charges                           --         6,696         $ 83,065       2.52%         --
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND
2018  Lowest contract charge 1.30% Class III     $27.51            --               --         --        1.44%
      Highest contract charge 1.70% Class III    $26.51            --               --         --        1.03%
      All contract charges                           --         2,054         $ 55,833       0.00%         --
2017  Lowest contract charge 1.30% Class III     $27.12            --               --         --       27.50%
      Highest contract charge 1.70% Class III    $26.24            --               --         --       27.01%
      All contract charges                           --         1,611         $ 43,359       0.00%         --
2016  Lowest contract charge 0.65% Class III     $19.69            --               --         --        6.84%
      Highest contract charge 1.70% Class III    $20.66            --               --         --        5.73%
      All contract charges                           --         1,589         $ 33,551       0.48%         --
2015  Lowest contract charge 0.65% Class III     $18.43            --               --         --        1.82%
      Highest contract charge 1.70% Class III    $19.54            --               --         --        0.77%
      All contract charges                           --         1,580         $ 31,474       0.39%         --
2014  Lowest contract charge 0.65% Class III     $18.10            --               --         --       13.27%
      Highest contract charge 1.70% Class III    $19.39            --               --         --       12.02%
      All contract charges                           --         1,264         $ 24,892       0.46%         --
CHARTER/SM/ AGGRESSIVE GROWTH
2018  Lowest contract charge 1.10% Class B       $ 9.99            --               --         --       (9.76)%
      Highest contract charge 1.25% Class B      $10.54            --               --         --       (9.84)%
      All contract charges                           --           676         $  6,962       1.39%         --
2017  Lowest contract charge 1.10% Class B       $11.07            --               --         --       15.55%
      Highest contract charge 1.25% Class B      $11.69            --               --         --       15.29%
      All contract charges                           --           556         $  6,418       1.27%         --
2016  Lowest contract charge 1.10% Class B       $ 9.58            --               --         --        7.28%
      Highest contract charge 1.25% Class B      $10.14            --               --         --        7.19%
      All contract charges                           --           524         $  5,261       0.83%         --
2015  Lowest contract charge 1.10% Class B(e)    $ 8.93            --               --         --       (9.71)%
      Highest contract charge 1.25% Class B      $ 9.46            --               --         --       (6.80)%
      All contract charges                           --           448         $  4,229       0.99%         --
2014  Lowest contract charge 1.20% Class B       $10.16            --               --         --        0.00%
      Highest contract charge 1.25% Class B      $10.15            --               --         --       (0.10)%
      All contract charges                           --           302         $  3,066       1.76%         --
CHARTER/SM/ CONSERVATIVE
2018  Lowest contract charge 1.10% Class B       $10.13            --               --         --       (4.34)%
      Highest contract charge 1.25% Class B      $10.31            --               --         --       (4.45)%
      All contract charges                           --         3,081         $ 31,599       1.95%         --
2017  Lowest contract charge 1.10% Class B       $10.59            --               --         --        6.86%
      Highest contract charge 1.25% Class B      $10.79            --               --         --        6.73%
      All contract charges                           --         2,892         $ 31,054       1.70%         --

                                    FSA-228

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ CONSERVATIVE (CONTINUED)
              2016  Lowest contract charge 1.10% Class B       $ 9.91            --              --          --        4.54%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        4.44%
                    All contract charges                           --         2,872         $28,929        2.49%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.48            --              --          --       (4.63)%
                    Highest contract charge 1.25% Class B      $ 9.68            --              --          --       (3.87)%
                    All contract charges                           --         1,788         $17,270        1.75%         --
              2014  Lowest contract charge 1.20% Class B       $10.08            --              --          --        0.80%
                    Highest contract charge 1.25% Class B      $10.07            --              --          --        0.70%
                    All contract charges                           --           945         $ 9,527        2.79%         --
CHARTER/SM/ GROWTH
              2018  Lowest contract charge 1.10% Class B       $10.05            --              --          --       (8.47)%
                    Highest contract charge 1.25% Class B      $10.53            --              --          --       (8.67)%
                    All contract charges                           --         1,426         $14,855        1.58%         --
              2017  Lowest contract charge 1.10% Class B       $10.98            --              --          --       13.55%
                    Highest contract charge 1.25% Class B      $11.53            --              --          --       13.48%
                    All contract charges                           --         1,178         $13,482        1.35%         --
              2016  Lowest contract charge 1.10% Class B       $ 9.67            --              --          --        6.38%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        6.17%
                    All contract charges                           --         1,228         $12,410        1.36%         --
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.09            --              --          --       (8.27)%
                    Highest contract charge 1.25% Class B      $ 9.57            --              --          --       (5.81)%
                    All contract charges                           --         1,243         $11,889        1.06%         --
              2014  Lowest contract charge 1.20% Class B       $10.17            --              --          --        0.49%
                    Highest contract charge 1.25% Class B      $10.16            --              --          --        0.40%
                    All contract charges                           --         1,004         $10,199        1.88%         --
CHARTER/SM/ MODERATE(O)
              2018  Lowest contract charge 0.30% Class B       $10.98            --              --          --       (5.18)%
                    Highest contract charge 1.70% Class B      $10.06            --              --          --       (6.51)%
                    All contract charges                           --         3,144         $32,550        1.87%         --
              2017  Lowest contract charge 0.30% Class B       $11.58            --              --          --       10.60%
                    Highest contract charge 1.70% Class B      $10.76            --              --          --        9.02%
                    All contract charges                           --         3,037         $33,504        1.73%         --
              2016  Lowest contract charge 0.30% Class B       $10.47            --              --          --        5.86%
                    Highest contract charge 1.70% Class B      $ 9.87            --              --          --        4.44%
                    All contract charges                           --         2,339         $23,612        1.95%         --
              2015  Lowest contract charge 0.30% Class B(c)    $ 9.89            --              --          --       (3.32)%
                    Highest contract charge 1.70% Class B      $ 9.45            --              --          --       (6.16)%
                    All contract charges                           --         2,049         $19,789        1.48%         --
              2014  Lowest contract charge 1.20% Class B       $10.12            --              --          --        0.60%
                    Highest contract charge 1.25% Class B      $10.11            --              --          --        0.50%
                    All contract charges                           --         1,347         $13,626        2.50%         --
CHARTER/SM/ MODERATE GROWTH
              2018  Lowest contract charge 0.30% Class B       $11.11            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.11            --              --          --       (6.48)%
                    All contract charges                           --         2,723         $28,270        1.77%      (7.76)%
              2017  Lowest contract charge 0.30% Class B       $11.88            --              --          --          --
                    Highest contract charge 1.65% Class B      $10.96            --              --          --       12.50%
                    All contract charges                           --         2,155         $24,244        1.38%      11.04%
              2016  Lowest contract charge 0.30% Class B       $10.56            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.87            --              --          --        6.56%
                    All contract charges                           --         2,156         $21,857        1.90%       5.00%
              2015  Lowest contract charge 1.10% Class B(e)    $ 9.27            --              --          --          --
                    Highest contract charge 1.65% Class B      $ 9.40            --              --          --       (6.65)%
                    All contract charges                           --         1,739         $16,803        1.58%      (6.75)%

                                    FSA-229

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MODERATE GROWTH (CONTINUED)
2014    Lowest contract charge 1.20% Class B        $10.18            --              --          --           --
        Highest contract charge 1.25% Class B       $10.17            --              --          --         0.69%
        All contract charges                            --           850         $ 8,641        2.28%        0.59%
CHARTER/SM/MULTI-SECTOR BOND
2018    Lowest contract charge 1.30% Class B        $11.46            --              --          --        (1.80)%
        Highest contract charge 1.70% Class B       $26.55            --              --          --        (2.21)%
        All contract charges                            --           111         $ 1,441        2.02%          --
2017    Lowest contract charge 1.30% Class B        $11.67            --              --          --         0.95%
        Highest contract charge 1.70% Class B       $27.15            --              --          --         0.52%
        All contract charges                            --           139         $ 1,798        1.55%          --
2016    Lowest contract charge 1.30% Class B        $11.56            --              --          --         1.58%
        Highest contract charge 1.70% Class B       $27.01            --              --          --         1.16%
        All contract charges                            --           150         $ 1,938        1.98%          --
2015    Lowest contract charge 1.30% Class B        $11.38            --              --          --        (1.90)%
        Highest contract charge 1.70% Class B       $26.70            --              --          --        (2.31)%
        All contract charges                            --           192         $ 2,406        1.49%          --
2014    Lowest contract charge 1.30% Class B        $11.60            --              --          --         1.05%
        Highest contract charge 1.70% Class B       $27.33            --              --          --         0.63%
        All contract charges                            --           209         $ 2,730        2.51%          --
CHARTER/SM/ SMALL CAP GROWTH
2018    Lowest contract charge 0.30% Class B        $12.32            --              --          --        (5.30)%
        Highest contract charge 1.70% Class B       $11.76            --              --          --        (6.59)%
        All contract charges                            --           938         $ 8,820        3.68%          --
2017    Lowest contract charge 0.30% Class B        $13.01            --              --          --        24.02%
        Highest contract charge 1.70% Class B       $12.59            --              --          --        22.23%
        All contract charges                            --           993         $ 9,947        2.67%          --
2016    Lowest contract charge 0.30% Class B        $10.49            --              --          --         9.04%
        Highest contract charge 1.70% Class B       $10.30            --              --          --         7.52%
        All contract charges                            --           969         $ 7,997        0.00%          --
2015    Lowest contract charge 0.30% Class B        $ 9.62            --              --          --        (6.33)%
        Highest contract charge 1.70% Class B       $ 9.58            --              --          --        (7.71)%
        All contract charges                            --         1,003         $ 7,879        0.29%          --
2014    Lowest contract charge 0.30% Class B        $10.27            --              --          --        (2.93)%
        Highest contract charge 1.70% Class B       $10.38            --              --          --        (4.24)%
        All contract charges                            --           892         $ 7,627        0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2018    Lowest contract charge 1.10% Class B        $ 9.94            --              --          --       (13.94)%
        Highest contract charge 1.70% Class B       $20.72            --              --          --       (14.49)%
        All contract charges                            --           868         $14,641        1.12%          --
2017    Lowest contract charge 1.10% Class B        $11.55            --              --          --        10.10%
        Highest contract charge 1.70% Class B       $24.23            --              --          --         9.39%
        All contract charges                            --           705         $13,781        1.28%          --
2016    Lowest contract charge 1.10% Class B        $10.49            --              --          --        23.85%
        Highest contract charge 1.70% Class B       $22.15            --              --          --        23.12%
        All contract charges                            --         1,040         $19,843        1.81%          --
2015    Lowest contract charge 1.10% Class B(e)     $ 8.47            --              --          --       (14.27)%
        Highest contract charge 1.70% Class B       $17.99            --              --          --       (14.62)%
        All contract charges                            --         1,317         $20,338        0.87%          --
2014    Lowest contract charge 1.20% Class B        $ 9.81            --              --          --        (6.21)%
        Highest contract charge 1.70% Class B       $21.07            --              --          --        (6.73)%
        All contract charges                            --           731         $12,106        0.19%          --
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO
2018    Lowest contract charge 1.10% Class II       $ 9.58            --              --          --        (9.54)%
        Highest contract charge 1.70% Class II      $10.39            --              --          --       (10.20)%
        All contract charges                            --         4,475         $46,680        0.37%          --

                                    FSA-230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)
2017         Lowest contract charge 1.10% Class II              $10.59            --              --          --        14.73%
             Highest contract charge 1.70% Class II             $11.57            --              --          --        14.10%
             All contract charges                                   --         4,641         $53,721        0.27%          --
2016         Lowest contract charge 1.10% Class II              $ 9.23            --              --          --        (0.22)%
             Highest contract charge 1.70% Class II             $10.14            --              --          --        (0.78)%
             All contract charges                                   --         4,463         $45,225        0.42%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.25            --              --          --        (8.87)%
             Highest contract charge 1.70% Class II             $10.22            --              --          --        (3.68)%
             All contract charges                                   --         4,018         $41,163        0.11%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.64            --              --          --         6.93%
             Highest contract charge 1.70% Class II(a)          $10.61            --              --          --         6.63%
             All contract charges                                   --         1,072         $11,398        0.00%          --
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $12.18            --              --          --        (3.26)%
             Highest contract charge 1.70% Class II             $11.99            --              --          --        (3.62)%
             All contract charges                                   --         1,137         $13,831        1.18%          --
2017         Lowest contract charge 1.30 % Class II             $12.59            --              --          --        17.77%
             Highest contract charge 1.70% Class II             $12.44            --              --          --        17.25%
             All contract charges                                   --         1,025         $12,893        1.14%          --
2016         Lowest contract charge 1.30 % Class II             $10.69            --              --          --         7.98%
             Highest contract charge 1.70% Class II             $10.61            --              --          --         7.61%
             All contract charges                                   --           781         $ 8,342        1.41%          --
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.90            --              --          --        (1.69)%
             Highest contract charge 1.70% Class II(c)          $ 9.86            --              --          --        (2.09)%
             All contract charges                                   --           456         $ 4,512        2.35%          --
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO
2018         Lowest contract charge 1.10% Class II              $11.88            --              --          --        (6.01)%
             Highest contract charge 1.70% Class II             $12.23            --              --          --        (6.64)%
             All contract charges                                   --         2,562         $31,532        1.45%          --
2017         Lowest contract charge 1.10% Class II              $12.64            --              --          --        17.69%
             Highest contract charge 1.70% Class II             $13.10            --              --          --        16.96%
             All contract charges                                   --         2,293         $30,208        1.46%          --
2016         Lowest contract charge 1.10% Class II              $10.74            --              --          --        13.53%
             Highest contract charge 1.70% Class II             $11.20            --              --          --        12.90%
             All contract charges                                   --         1,916         $21,544        1.68%          --
2015         Lowest contract charge 1.10% Class II(e)           $ 9.46            --              --          --        (4.64)%
             Highest contract charge 1.70% Class II             $ 9.92            --              --          --        (6.06)%
             All contract charges                                   --         1,198         $11,927        2.27%          --
2014         Lowest contract charge 1.20% Class II(a)           $10.59            --              --          --         6.54%
             Highest contract charge 1.70% Class II(a)          $10.56            --              --          --         6.24%
             All contract charges                                   --           286         $ 3,032        4.46%          --
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
2018         Lowest contract charge 1.30 % Class II             $10.15            --              --          --           --
             Highest contract charge 1.70% Class II             $ 9.99            --              --          --       (13.98)%
             All contract charges                                   --           422         $ 4,270        0.19%      (14.32)%
2017         Lowest contract charge 1.30 % Class II             $11.80            --              --          --           --
             Highest contract charge 1.70% Class II             $11.66            --              --          --        11.11%
             All contract charges                                   --           391         $ 4,609        0.20%       10.63%
2016         Lowest contract charge 1.30 % Class II             $10.62            --              --          --           --
             Highest contract charge 1.70% Class II             $10.54            --              --          --         7.71%
             All contract charges                                   --           349         $ 3,714        0.44%        7.33%
2015         Lowest contract charge 1.30 % Class II(c)          $ 9.86            --              --          --           --
             Highest contract charge 1.70% Class II(c)          $ 9.82            --              --          --        (3.14)%
             All contract charges                                   --           229         $ 2,255        0.04%       (3.54)%

                                    FSA-231

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                                                     ACCUMULATION
                                                                   UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                        UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                        ---------- ----------------- ------------ ------------- --------
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.75            --              --          --        (2.63)%
        Highest contract charge 1.25% Service Class       $10.23            --              --          --        (3.58)%
        All contract charges                                  --         1,817         $18,311        2.89%          --
2017    Lowest contract charge 0.30% Service Class        $11.04            --              --          --         4.55%
        Highest contract charge 1.25% Service Class       $10.61            --              --          --         3.61%
        All contract charges                                  --         1,656         $17,317        2.26%          --
2016    Lowest contract charge 0.30% Service Class        $10.56            --              --          --         3.02%
        Highest contract charge 1.25% Service Class       $10.24            --              --          --         1.99%
        All contract charges                                  --         1,317         $13,346        2.90%          --
2015    Lowest contract charge 0.30% Service Class        $10.25            --              --          --        (1.63)%
        Highest contract charge 1.25% Service Class       $10.04            --              --          --        (2.62)%
        All contract charges                                  --           990         $ 9,912        2.62%          --
2014    Lowest contract charge 1.20% Service Class        $10.31            --              --          --         3.72%
        Highest contract charge 1.25% Service Class       $10.31            --              --          --         3.72%
        All contract charges                                  --           588         $ 6,060        0.88%          --
DELAWARE VIP(R) EMERGING MARKETS SERIES
2018    Lowest contract charge 1.10% Service Class        $10.18            --              --          --       (16.97)%
        Highest contract charge 1.25% Service Class       $ 9.63            --              --          --       (17.05)%
        All contract charges                                  --           439         $ 4,376        2.86%          --
2017    Lowest contract charge 1.10% Service Class        $12.26            --              --          --        38.69%
        Highest contract charge 1.25% Service Class       $11.61            --              --          --        38.38%
        All contract charges                                  --           267         $ 3,190        0.28%          --
2016    Lowest contract charge 1.10% Service Class        $ 8.84            --              --          --        12.47%
        Highest contract charge 1.25% Service Class       $ 8.39            --              --          --        12.32%
        All contract charges                                  --           122         $ 1,032        0.82%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 7.86            --              --          --       (18.30)%
        Highest contract charge 1.25% Service Class       $ 7.47            --              --          --       (15.88)%
        All contract charges                                  --           105         $   790        0.52%          --
2014    Lowest contract charge 1.20% Service Class        $ 8.88            --              --          --        (9.39)%
        Highest contract charge 1.25% Service Class       $ 8.88            --              --          --        (9.39)%
        All contract charges                                  --            60         $   537        0.25%          --
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
2018    Lowest contract charge 0.30% Service Class        $10.43            --              --          --        (0.29)%
        Highest contract charge 1.25% Service Class       $ 9.93            --              --          --        (1.19)%
        All contract charges                                  --           996         $ 9,885        2.43%          --
2017    Lowest contract charge 0.30% Service Class        $10.46            --              --          --         1.65%
        Highest contract charge 1.25% Service Class       $10.05            --              --          --         0.60%
        All contract charges                                  --         1,017         $10,209        1.79%          --
2016    Lowest contract charge 1.10% Service Class        $ 9.92            --              --          --         0.51%
        Highest contract charge 1.25% Service Class       $ 9.99            --              --          --         0.40%
        All contract charges                                  --           904         $ 9,014        1.45%          --
2015    Lowest contract charge 1.10% Service Class(e)     $ 9.87            --              --          --        (1.00)%
        Highest contract charge 1.25% Service Class       $ 9.95            --              --          --        (0.60)%
        All contract charges                                  --           637         $ 6,330        1.46%          --
2014    Lowest contract charge 1.20% Service Class        $10.02            --              --          --         0.40%
        Highest contract charge 1.25% Service Class       $10.01            --              --          --         0.30%
        All contract charges                                  --           429         $ 4,300        1.57%          --
EATON VANCE VT FLOATING-RATE INCOME FUND
2018    Lowest contract charge 0.30% Initial Class        $11.13            --              --          --        (0.45)%
        Highest contract charge 1.70% Initial Class       $10.36            --              --          --        (1.80)%
        All contract charges                                  --         4,393         $46,214        3.81%          --
2017    Lowest contract charge 0.30% Initial Class        $11.18            --              --          --         3.14%
        Highest contract charge 1.70% Initial Class       $10.55            --              --          --         1.74%
        All contract charges                                  --         2,652         $28,322        3.26%          --

                                    FSA-232

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
EATON VANCE VT FLOATING-RATE INCOME FUND (CONTINUED)
2016  Lowest contract charge 0.30% Initial Class        $10.84            --               --         --         8.62%
      Highest contract charge 1.70% Initial Class       $10.37            --               --         --         7.13%
      All contract charges                                  --         1,954         $ 20,455       3.47%          --
2015  Lowest contract charge 0.30% Initial Class        $ 9.98            --               --         --        (1.29)%
      Highest contract charge 1.70% Initial Class(c)    $ 9.68            --               --         --        (3.68)%
      All contract charges                                  --         1,245         $ 12,125       3.34%          --
2014  Lowest contract charge 1.20% Initial Class        $10.00            --               --         --        (0.50)%
      Highest contract charge 1.25% Initial Class       $ 9.99            --               --         --        (0.60)%
      All contract charges                                  --           566         $  5,664       3.17%          --
EQ/AMERICAN CENTURY MID CAP VALUE(S)
2018  Lowest contract charge 0.30% Class B(r)           $13.76            --               --         --        (9.41)%
      Highest contract charge 1.70% Class B(r)          $21.82            --               --         --        (9.69)%
      All contract charges                                  --         6,888         $125,143       0.56%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 1.30% Class A              $19.04            --               --         --        (9.20)%
      Highest contract charge 1.70% Class A             $18.35            --               --         --        (9.56)%
      All contract charges                                  --         5,708         $107,601       1.61%          --
2017  Lowest contract charge 0.65% Class A              $19.96            --               --         --         7.37%
      Highest contract charge 1.70% Class A             $20.29            --               --         --         6.29%
      All contract charges                                  --         6,202         $128,933       1.41%          --
2016  Lowest contract charge 0.65% Class A              $18.59            --               --         --        17.21%
      Highest contract charge 1.70% Class A             $19.09            --               --         --        15.98%
      All contract charges                                  --         6,386         $124,498       1.54%          --
2015  Lowest contract charge 0.65% Class A              $15.86            --               --         --        (6.76)%
      Highest contract charge 1.70% Class A             $16.46            --               --         --        (7.79)%
      All contract charges                                  --         6,479         $108,583       1.38%          --
2014  Lowest contract charge 0.65% Class A              $17.01            --               --         --         9.04%
      Highest contract charge 1.70% Class A             $17.85            --               --         --         7.85%
      All contract charges                                  --         5,944         $107,665       1.22%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.30% Class B              $12.44            --               --         --        (8.26)%
      Highest contract charge 1.25% Class B             $11.83            --               --         --        (9.21)%
      All contract charges                                  --         1,829         $ 19,922       1.61%          --
2017  Lowest contract charge 1.10% Class B              $11.11            --               --         --         6.93%
      Highest contract charge 1.25% Class B             $13.03            --               --         --         6.80%
      All contract charges                                  --         1,534         $ 18,662       1.41%          --
2016  Lowest contract charge 1.10% Class B              $10.39            --               --         --        16.74%
      Highest contract charge 1.25% Class B             $12.20            --               --         --        16.41%
      All contract charges                                  --         1,279         $ 14,868       1.54%          --
2015  Lowest contract charge 1.10% Class B(e)           $ 8.90            --               --         --       (10.73)%
      Highest contract charge 1.25% Class B             $10.48            --               --         --        (7.26)%
      All contract charges                                  --         1,014         $ 10,445       1.38%          --
2014  Lowest contract charge 1.20% Class B              $11.31            --               --         --         8.33%
      Highest contract charge 1.25% Class B             $11.30            --               --         --         8.34%
      All contract charges                                  --           615         $  6,959       1.22%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 1.30% Class A              $25.28            --               --         --        (6.06)%
      Highest contract charge 1.70% Class A             $24.36            --               --         --        (6.45)%
      All contract charges                                  --           461         $ 11,492       0.55%          --
2017  Lowest contract charge 1.30% Class A              $26.91            --               --         --        23.78%
      Highest contract charge 1.70% Class A             $26.04            --               --         --        23.30%
      All contract charges                                  --           518         $ 13,770       0.77%          --
2016  Lowest contract charge 1.30% Class A              $21.74            --               --         --         7.04%
      Highest contract charge 1.70% Class A             $21.12            --               --         --         6.61%
      All contract charges                                  --           544         $ 11,682       0.88%          --

                                    FSA-233

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2015   Lowest contract charge 1.30% Class A        $20.31           --               --          --         0.59%
       Highest contract charge 1.70% Class A       $19.81           --               --          --         0.15%
       All contract charges                            --          579          $11,637        0.60%          --
2014   Lowest contract charge 1.30% Class A        $20.19           --               --          --         9.08%
       Highest contract charge 1.70% Class A       $19.78           --               --          --         8.62%
       All contract charges                            --          558          $11,176        0.76%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018   Lowest contract charge 1.30% Class B        $25.39           --               --          --        (6.10)%
       Highest contract charge 1.70% Class B       $22.68           --               --          --        (6.47)%
       All contract charges                            --          194          $ 4,755        0.55%          --
2017   Lowest contract charge 1.30% Class B        $27.04           --               --          --        23.81%
       Highest contract charge 1.70% Class B       $24.25           --               --          --        23.35%
       All contract charges                            --          237          $ 6,170        0.77%          --
2016   Lowest contract charge 1.30% Class B        $21.84           --               --          --         7.01%
       Highest contract charge 1.70% Class B       $19.66           --               --          --         6.56%
       All contract charges                            --          248          $ 5,200        0.88%          --
2015   Lowest contract charge 1.30% Class B        $20.41           --               --          --         0.59%
       Highest contract charge 1.70% Class B       $18.45           --               --          --         0.22%
       All contract charges                            --          254          $ 4,999        0.60%          --
2014   Lowest contract charge 1.30% Class B        $20.29           --               --          --         9.09%
       Highest contract charge 1.70% Class B       $18.41           --               --          --         8.61%
       All contract charges                            --          254          $ 4,987        0.76%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.10% Class A(r)     $ 9.11           --               --          --        (9.53)%
       Highest contract charge 1.70% Class A       $17.32           --               --          --       (11.63)%
       All contract charges                            --          148          $ 1,800        3.47%          --
2017   Lowest contract charge 1.30% Class A        $20.25           --               --          --        12.69%
       Highest contract charge 1.70% Class A       $19.60           --               --          --        12.26%
       All contract charges                            --           62          $ 1,241        1.02%          --
2016   Lowest contract charge 1.30% Class A        $17.97           --               --          --        11.68%
       Highest contract charge 1.70% Class A       $17.46           --               --          --        11.28%
       All contract charges                            --           66          $ 1,169        2.30%          --
2015   Lowest contract charge 1.30% Class A        $16.09           --               --          --        (3.65)%
       Highest contract charge 1.70% Class A       $15.69           --               --          --        (4.04)%
       All contract charges                            --           72          $ 1,139        2.01%          --
2014   Lowest contract charge 1.30% Class A        $16.70           --               --          --         8.30%
       Highest contract charge 1.70% Class A       $16.35           --               --          --         7.85%
       All contract charges                            --           76          $ 1,232        2.03%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018   Lowest contract charge 1.30% Class B        $14.16           --               --          --       (11.28)%
       Highest contract charge 1.70% Class B       $13.47           --               --          --       (11.61)%
       All contract charges                            --          182          $ 2,519        3.47%          --
2017   Lowest contract charge 1.30% Class B        $15.96           --               --          --        12.71%
       Highest contract charge 1.70% Class B       $15.24           --               --          --        12.22%
       All contract charges                            --          192          $ 3,006        1.02%          --
2016   Lowest contract charge 1.30% Class B        $14.16           --               --          --        11.76%
       Highest contract charge 1.70% Class B       $13.58           --               --          --        11.31%
       All contract charges                            --          225          $ 3,109        2.30%          --
2015   Lowest contract charge 1.30% Class B        $12.67           --               --          --        (3.65)%
       Highest contract charge 1.70% Class B       $12.20           --               --          --        (4.09)%
       All contract charges                            --          218          $ 2,713        2.01%          --
2014   Lowest contract charge 1.30% Class B        $13.15           --               --          --         8.23%
       Highest contract charge 1.70% Class B       $12.72           --               --          --         7.89%
       All contract charges                            --          201          $ 2,588        2.03%          --

                                    FSA-234

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.30% Class A       $23.35            --               --         --        (7.05)%
      Highest contract charge 1.70% Class A      $22.50            --               --         --        (7.41)%
      All contract charges                           --         1,774         $ 41,118       1.42%          --
2017  Lowest contract charge 1.30% Class A       $25.12            --               --         --        18.88%
      Highest contract charge 1.70% Class A      $24.30            --               --         --        18.42%
      All contract charges                           --         1,676         $ 41,761       1.44%          --
2016  Lowest contract charge 1.30% Class A       $21.13            --               --         --        10.28%
      Highest contract charge 1.70% Class A      $20.52            --               --         --         9.79%
      All contract charges                           --         1,377         $ 28,892       1.68%          --
2015  Lowest contract charge 1.30% Class A       $19.16            --               --         --        (1.39)%
      Highest contract charge 1.70% Class A      $18.69            --               --         --        (1.79)%
      All contract charges                           --         1,300         $ 24,735       1.71%          --
2014  Lowest contract charge 1.30% Class A       $19.43            --               --         --        10.65%
      Highest contract charge 1.70% Class A      $19.03            --               --         --        10.19%
      All contract charges                           --           929         $ 17,926       1.61%          --
EQ/COMMON STOCK INDEX
2018  Lowest contract charge 1.10% Class B       $11.79            --               --         --        (6.80)%
      Highest contract charge 1.25% Class B      $13.90            --               --         --        (6.96)%
      All contract charges                           --         1,150         $ 14,452       1.42%          --
2017  Lowest contract charge 1.10% Class B       $12.65            --               --         --        19.11%
      Highest contract charge 1.25% Class B      $14.94            --               --         --        18.95%
      All contract charges                           --           685         $  9,549       1.44%          --
2016  Lowest contract charge 1.10% Class B       $10.62            --               --         --        10.51%
      Highest contract charge 1.25% Class B      $12.56            --               --         --        10.37%
      All contract charges                           --           476         $  5,821       1.68%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.61            --               --         --        (3.90)%
      Highest contract charge 1.25% Class B      $11.38            --               --         --        (1.30)%
      All contract charges                           --           365         $  4,121       1.71%          --
2014  Lowest contract charge 1.20% Class B       $11.54            --               --         --        10.75%
      Highest contract charge 1.25% Class B      $11.53            --               --         --        10.65%
      All contract charges                           --           177         $  2,041       1.61%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.65% Class B       $10.45            --               --         --        (0.38)%
      Highest contract charge 1.70% Class B      $10.14            --               --         --        (1.46)%
      All contract charges                           --        28,777         $299,406       1.83%          --
2017  Lowest contract charge 0.65% Class B       $10.49            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.29            --               --         --        (0.29)%
      All contract charges                           --        31,580         $333,707       1.59%          --
2016  Lowest contract charge 0.65% Class B       $10.41            --               --         --         0.77%
      Highest contract charge 1.70% Class B      $10.32            --               --         --        (0.29)%
      All contract charges                           --        31,436         $332,136       1.45%          --
2015  Lowest contract charge 0.65% Class B       $10.33            --               --         --        (0.29)%
      Highest contract charge 1.70% Class B      $10.35            --               --         --        (1.24)%
      All contract charges                           --        30,704         $325,029       1.46%          --
2014  Lowest contract charge 0.65% Class B       $10.36            --               --         --         1.77%
      Highest contract charge 1.70% Class B      $10.48            --               --         --         0.67%
      All contract charges                           --        30,215         $323,566       1.32%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 1.10% Class B       $ 8.91            --               --         --       (16.18)%
      Highest contract charge 1.70% Class B      $ 8.43            --               --         --       (16.70)%
      All contract charges                           --           854         $  7,442       1.37%          --
2017  Lowest contract charge 1.10% Class B       $10.63            --               --         --        32.54%
      Highest contract charge 1.70% Class B      $10.12            --               --         --        31.60%
      All contract charges                           --           726         $  7,516       1.06%          --

                                    FSA-235

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EMERGING MARKETS EQUITY PLUS (CONTINUED)
2016  Lowest contract charge 1.10% Class B        $ 8.02            --               --         --         8.53%
      Highest contract charge 1.70% Class B       $ 7.69            --               --         --         7.85%
      All contract charges                            --           535         $  4,188       0.90%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 7.39            --               --         --       (23.50)%
      Highest contract charge 1.70% Class B       $ 7.13            --               --         --       (19.53)%
      All contract charges                            --           348         $  2,519       0.32%          --
2014  Lowest contract charge 1.20% Class B        $ 9.28            --               --         --        (4.33)%
      Highest contract charge 1.70% Class B       $ 8.86            --               --         --        (4.73)%
      All contract charges                            --           283         $  2,543       0.67%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.65% Class A        $22.02            --               --         --        (5.53)%
      Highest contract charge 1.70% Class A       $22.66            --               --         --        (6.56)%
      All contract charges                            --         9,514         $221,167       1.52%          --
2017  Lowest contract charge 0.65% Class A        $23.31            --               --         --        20.22%
      Highest contract charge 1.70% Class A       $24.25            --               --         --        18.99%
      All contract charges                            --         9,298         $230,465       1.57%          --
2016  Lowest contract charge 0.65% Class A        $19.39            --               --         --        10.55%
      Highest contract charge 1.70% Class A       $20.38            --               --         --         9.33%
      All contract charges                            --         8,016         $166,506       1.79%          --
2015  Lowest contract charge 1.30% Class A        $19.11            --               --         --        (0.47)%
      Highest contract charge 1.70% Class A       $18.64            --               --         --        (0.90)%
      All contract charges                            --         7,002         $132,404       1.96%          --
2014  Lowest contract charge 1.30% Class A        $19.20            --               --         --        11.50%
      Highest contract charge 1.70% Class A       $18.81            --               --         --        11.04%
      All contract charges                            --         5,070         $ 96,494       1.80%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.30% Class B        $15.01            --               --         --        (5.24)%
      Highest contract charge 1.25% Class B       $14.29            --               --         --        (6.11)%
      All contract charges                            --         7,285         $ 96,405       1.52%          --
2017  Lowest contract charge 0.30% Class B        $15.84            --               --         --        20.64%
      Highest contract charge 1.25% Class B       $15.22            --               --         --        19.56%
      All contract charges                            --         5,525         $ 78,918       1.57%          --
2016  Lowest contract charge 0.30% Class B        $13.13            --               --         --        10.90%
      Highest contract charge 1.25% Class B       $12.73            --               --         --         9.84%
      All contract charges                            --         3,637         $ 44,022       1.79%          --
2015  Lowest contract charge 0.30% Class B        $11.84            --               --         --         0.51%
      Highest contract charge 1.25% Class B       $11.59            --               --         --        (0.52)%
      All contract charges                            --         2,185         $ 24,797       1.96%          --
2014  Lowest contract charge 1.20% Class B        $11.66            --               --         --        11.69%
      Highest contract charge 1.25% Class B       $11.65            --               --         --        11.59%
      All contract charges                            --         1,097         $ 12,785       1.80%          --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP(T)
2018  Lowest contract charge 0.30% Class B(r)     $13.86            --               --         --       (11.10)%
      Highest contract charge 1.70% Class B(r)    $20.62            --               --         --       (11.35)%
      All contract charges                            --         8,016         $150,997       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS(U)
2018  Lowest contract charge 0.30% Class B(r)     $14.16            --               --         --        (7.33)%
      Highest contract charge 1.70% Class B(r)    $15.24            --               --         --        (7.58)%
      All contract charges                            --         5,154         $ 75,713       0.29%          --
EQ/FRANKLIN STRATEGIC INCOME(V)
2018  Lowest contract charge 0.65% Class B(r)     $12.19            --               --         --        (1.30)%
      Highest contract charge 1.70% Class B(r)    $12.48            --               --         --        (1.42)%
      All contract charges                            --         4,422         $ 56,645       0.70%          --

                                    FSA-236

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class A        $ 9.93            --               --         --        (2.93)%
      Highest contract charge 1.70% Class A       $ 9.57            --               --         --        (3.33)%
      All contract charges                            --           462         $  4,556       1.27%          --
2017  Lowest contract charge 1.30% Class A        $10.23            --               --         --         3.33%
      Highest contract charge 1.70% Class A       $ 9.90            --               --         --         2.91%
      All contract charges                            --           503         $  5,098       0.04%          --
2016  Lowest contract charge 1.30% Class A        $ 9.90            --               --         --        (0.60)%
      Highest contract charge 1.70% Class A       $ 9.62            --               --         --        (1.03)%
      All contract charges                            --           563         $  5,534       1.84%          --
2015  Lowest contract charge 0.65% Class A        $ 9.62            --               --         --        (4.37)%
      Highest contract charge 1.70% Class A       $ 9.72            --               --         --        (5.45)%
      All contract charges                            --           582         $  5,767       0.04%          --
2014  Lowest contract charge 0.65% Class A        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class A       $10.28            --               --         --        (0.77)%
      All contract charges                            --           621         $  6,477       0.70%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 1.30% Class B        $11.40            --               --         --        (2.90)%
      Highest contract charge 1.70% Class B       $10.80            --               --         --        (3.31)%
      All contract charges                            --           334         $  3,723       1.27%          --
2017  Lowest contract charge 1.30% Class B        $11.74            --               --         --         3.35%
      Highest contract charge 1.70% Class B       $11.17            --               --         --         2.85%
      All contract charges                            --           405         $  4,649       0.04%          --
2016  Lowest contract charge 1.30% Class B        $11.36            --               --         --        (0.70)%
      Highest contract charge 1.70% Class B       $10.86            --               --         --        (1.00)%
      All contract charges                            --           410         $  4,568       1.84%          --
2015  Lowest contract charge 1.30% Class B        $11.44            --               --         --        (4.98)%
      Highest contract charge 1.70% Class B       $10.97            --               --         --        (5.43)%
      All contract charges                            --           445         $  5,002       0.04%          --
2014  Lowest contract charge 1.30% Class B        $12.04            --               --         --        (0.50)%
      Highest contract charge 1.70% Class B       $11.60            --               --         --        (0.85)%
      All contract charges                            --           445         $  5,262       0.70%          --
EQ/GOLDMAN SACHS MID CAP VALUE(W)
2018  Lowest contract charge 1.30% Class B(r)     $19.54            --               --         --        (8.90)%
      Highest contract charge 1.70% Class B(r)    $18.83            --               --         --        (8.99)%
      All contract charges                            --         1,251         $ 24,185       0.22%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.30% Class B        $10.13            --               --         --         0.60%
      Highest contract charge 1.70% Class B       $ 9.57            --               --         --        (0.93)%
      All contract charges                            --        11,177         $111,962       1.24%          --
2017  Lowest contract charge 0.30% Class B        $10.07            --               --         --           --
      Highest contract charge 1.70% Class B       $ 9.66            --               --         --        (1.33)%
      All contract charges                            --        12,267         $123,980       0.85%          --
2016  Lowest contract charge 0.30% Class B        $10.07            --               --         --         0.10%
      Highest contract charge 1.70% Class B       $ 9.79            --               --         --        (1.21)%
      All contract charges                            --        12,441         $126,941       0.68%          --
2015  Lowest contract charge 0.30% Class B        $10.06            --               --         --         0.20%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        (1.29)%
      All contract charges                            --        12,206         $125,847       0.59%          --
2014  Lowest contract charge 0.65% Class B        $10.07            --               --         --         0.80%
      Highest contract charge 1.70% Class B       $10.04            --               --         --        (0.20)%
      All contract charges                            --        12,538         $130,682       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 1.30% Class A        $11.34            --               --         --       (16.31)%
      Highest contract charge 1.70% Class A       $10.93            --               --         --       (16.63)%
      All contract charges                            --         2,374         $ 26,596       2.56%          --

                                    FSA-237

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2017  Lowest contract charge 1.30% Class A       $13.55            --              --          --        21.63%
      Highest contract charge 1.70% Class A      $13.11            --              --          --        21.16%
      All contract charges                           --         2,318         $31,039        2.94%          --
2016  Lowest contract charge 0.65% Class A       $10.91            --              --          --         1.58%
      Highest contract charge 1.70% Class A      $10.82            --              --          --         0.46%
      All contract charges                           --         2,071         $22,815        3.01%          --
2015  Lowest contract charge 0.65% Class A       $10.74            --              --          --        (2.81)%
      Highest contract charge 1.70% Class A      $10.77            --              --          --        (3.84)%
      All contract charges                           --         1,880         $20,562        2.82%          --
2014  Lowest contract charge 0.65% Class A       $11.05            --              --          --        (7.53)%
      Highest contract charge 1.70% Class A      $11.20            --              --          --        (8.50)%
      All contract charges                           --         1,362         $15,412        4.42%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.30% Class B       $ 9.72            --              --          --       (15.40)%
      Highest contract charge 1.25% Class B      $ 9.25            --              --          --       (16.21)%
      All contract charges                           --         1,800         $16,585        2.56%          --
2017  Lowest contract charge 0.30% Class B       $11.49            --              --          --        22.89%
      Highest contract charge 1.25% Class B      $11.04            --              --          --        21.72%
      All contract charges                           --         1,689         $18,593        2.94%          --
2016  Lowest contract charge 0.30% Class B       $ 9.35            --              --          --         1.85%
      Highest contract charge 1.25% Class B      $ 9.07            --              --          --         0.89%
      All contract charges                           --         1,217         $11,019        3.01%          --
2015  Lowest contract charge 0.30% Class B       $ 9.18            --              --          --        (2.44)%
      Highest contract charge 1.25% Class B      $ 8.99            --              --          --        (3.33)%
      All contract charges                           --           745         $ 6,690        2.82%          --
2014  Lowest contract charge 1.20% Class B       $ 9.31            --              --          --        (8.00)%
      Highest contract charge 1.25% Class B      $ 9.30            --              --          --        (8.10)%
      All contract charges                           --           500         $ 4,652        4.42%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class A       $20.43            --              --          --       (13.54)%
      Highest contract charge 1.70% Class A      $19.68            --              --          --       (13.91)%
      All contract charges                           --         1,786         $36,147        1.68%          --
2017  Lowest contract charge 1.30% Class A(a)    $23.63            --              --          --        16.46%
      Highest contract charge 1.70% Class A      $22.86            --              --          --        15.98%
      All contract charges                           --         1,362         $31,909        0.80%          --
2016  Lowest contract charge 0.65% Class A       $18.72            --              --          --        16.56%
      Highest contract charge 1.70% Class A      $19.71            --              --          --        15.40%
      All contract charges                           --         1,379         $27,771        2.49%          --
2015  Lowest contract charge 0.65% Class A       $16.06            --              --          --        (6.79)%
      Highest contract charge 1.70% Class A      $17.08            --              --          --        (7.78)%
      All contract charges                           --         1,482         $25,762        2.15%          --
2014  Lowest contract charge 0.65% Class A       $17.23            --              --          --         8.23%
      Highest contract charge 1.70% Class A      $18.52            --              --          --         7.05%
      All contract charges                           --         1,384         $25,986        2.26%          --
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 1.30% Class B       $18.02            --              --          --       (13.53)%
      Highest contract charge 1.70% Class B      $17.05            --              --          --       (13.89)%
      All contract charges                           --           379         $ 6,686        1.68%          --
2017  Lowest contract charge 1.30% Class B       $20.84            --              --          --        16.42%
      Highest contract charge 1.70% Class B      $19.80            --              --          --        15.99%
      All contract charges                           --           461         $ 9,403        0.80%          --
2016  Lowest contract charge 1.30% Class B       $17.90            --              --          --        15.86%
      Highest contract charge 1.70% Class B      $17.07            --              --          --        15.42%
      All contract charges                           --           489         $ 8,604        2.49%          --

                                    FSA-238

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK (CONTINUED)
2015  Lowest contract charge 1.30% Class B        $15.45            --              --          --        (7.37)%
      Highest contract charge 1.70% Class B       $14.79            --              --          --        (7.79)%
      All contract charges                            --           604         $ 9,159        2.15%          --
2014  Lowest contract charge 1.30% Class B        $16.68            --              --          --         7.47%
      Highest contract charge 1.70% Class B       $16.04            --              --          --         7.00%
      All contract charges                            --           612         $10,036        2.26%          --
EQ/INVESCO GLOBAL REAL ESTATE(X)
2018  Lowest contract charge 0.30% Class B(r)     $11.36            --              --          --        (0.79)%
      Highest contract charge 1.70% Class B(r)    $15.16            --              --          --        (1.04)%
      All contract charges                            --         4,591         $66,530        0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(Y)
2018  Lowest contract charge 0.30% Class B(r)     $10.15            --              --          --        (5.05)%
      Highest contract charge 1.70% Class B(r)    $12.73            --              --          --        (5.35)%
      All contract charges                            --         3,491         $42,018        0.21%          --
EQ/IVY ENERGY(Z)
2018  Lowest contract charge 1.10% Class B(r)     $ 5.23            --              --          --       (31.63)%
      Highest contract charge 1.70% Class B(r)    $ 6.84            --              --          --       (31.67)%
      All contract charges                            --         3,248         $21,298        0.11%          --
EQ/IVY MID CAP GROWTH(AA)
2018  Lowest contract charge 0.65% Class B(r)     $20.50            --              --          --        (9.45)%
      Highest contract charge 1.70% Class B(r)    $23.57            --              --          --        (9.62)%
      All contract charges                            --         2,346         $56,849        0.01%          --
EQ/IVY SCIENCE AND TECHNOLOGY(AB)
2018  Lowest contract charge 0.30% Class B(r)     $13.74            --              --          --       (11.87)%
      Highest contract charge 1.70% Class B(r)    $24.59            --              --          --       (12.08)%
      All contract charges                            --         3,780         $78,636        0.00%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.30% Class A        $20.81            --              --          --       (16.53)%
      Highest contract charge 1.70% Class A       $20.06            --              --          --       (16.83)%
      All contract charges                            --           467         $ 9,617        0.99%          --
2017  Lowest contract charge 1.30% Class A        $24.93            --              --          --        16.22%
      Highest contract charge 1.70% Class A       $24.12            --              --          --        15.74%
      All contract charges                            --           485         $11,969        0.87%          --
2016  Lowest contract charge 0.65% Class A        $20.41            --              --          --        20.77%
      Highest contract charge 1.70% Class A       $20.84            --              --          --        19.50%
      All contract charges                            --           467         $ 9,912        1.14%          --
2015  Lowest contract charge 0.65% Class A        $16.90            --              --          --        (2.93)%
      Highest contract charge 1.70% Class A       $17.44            --              --          --        (3.96)%
      All contract charges                            --           406         $ 7,204        0.74%          --
2014  Lowest contract charge 0.65% Class A        $17.41            --              --          --        13.64%
      Highest contract charge 1.70% Class A       $18.16            --              --          --        12.45%
      All contract charges                            --           365         $ 6,734        1.09%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 1.10% Class B(r)     $ 8.84            --              --          --       (10.44)%
      Highest contract charge 1.70% Class B       $22.57            --              --          --       (16.87)%
      All contract charges                            --           373         $ 7,945        0.99%          --
2017  Lowest contract charge 1.30% Class B        $26.68            --              --          --        16.20%
      Highest contract charge 1.70% Class B       $27.15            --              --          --        15.73%
      All contract charges                            --           378         $ 9,976        0.87%          --
2016  Lowest contract charge 1.30% Class B        $22.96            --              --          --        19.96%
      Highest contract charge 1.70% Class B       $23.46            --              --          --        19.45%
      All contract charges                            --           327         $ 7,422        1.14%          --
2015  Lowest contract charge 1.30% Class B        $19.14            --              --          --        (3.58)%
      Highest contract charge 1.70% Class B       $19.64            --              --          --        (3.91)%
      All contract charges                            --           248         $ 4,682        0.74%          --

                                    FSA-239

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2014  Lowest contract charge 1.30% Class B       $19.85            --              --          --        12.91%
      Highest contract charge 1.70% Class B      $20.44            --              --          --        12.43%
      All contract charges                           --           156         $ 3,131        1.09%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.65% Class A       $24.13            --              --          --        (2.90)%
      Highest contract charge 1.70% Class A      $25.51            --              --          --        (3.92)%
      All contract charges                           --         1,822         $47,830        0.66%          --
2017  Lowest contract charge 0.65% Class A       $24.85            --              --          --        28.42%
      Highest contract charge 1.70% Class A      $26.55            --              --          --        27.03%
      All contract charges                           --         1,806         $49,189        0.81%          --
2016  Lowest contract charge 1.30% Class A       $21.51            --              --          --         4.93%
      Highest contract charge 1.70% Class A      $20.90            --              --          --         4.55%
      All contract charges                           --         1,533         $32,753        1.12%          --
2015  Lowest contract charge 1.30% Class A       $20.50            --              --          --         3.54%
      Highest contract charge 1.70% Class A      $19.99            --              --          --         3.09%
      All contract charges                           --         1,290         $26,251        0.97%          --
2014  Lowest contract charge 1.30% Class A       $19.80            --              --          --        10.74%
      Highest contract charge 1.70% Class A      $19.39            --              --          --        10.30%
      All contract charges                           --           993         $19,557        1.17%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 1.10% Class B       $12.84            --              --          --        (3.31)%
      Highest contract charge 1.25% Class B      $15.53            --              --          --        (3.48)%
      All contract charges                           --         1,569         $21,979        0.66%          --
2017  Lowest contract charge 1.10% Class B       $13.28            --              --          --        27.82%
      Highest contract charge 1.25% Class B      $16.09            --              --          --        27.60%
      All contract charges                           --         1,263         $18,737        0.81%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         5.16%
      Highest contract charge 1.25% Class B      $12.61            --              --          --         5.08%
      All contract charges                           --           859         $10,320        1.12%          --
2015  Lowest contract charge 1.10% Class B(e)    $ 9.88            --              --          --        (1.20)%
      Highest contract charge 1.25% Class B      $12.00            --              --          --         3.54%
      All contract charges                           --           473         $ 5,594        0.97%          --
2014  Lowest contract charge 1.20% Class B       $11.60            --              --          --        10.90%
      Highest contract charge 1.25% Class B      $11.59            --              --          --        10.80%
      All contract charges                           --           278         $ 3,223        1.17%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.30% Class A       $20.70            --              --          --       (10.08)%
      Highest contract charge 1.70% Class A      $19.95            --              --          --       (10.42)%
      All contract charges                           --         1,303         $26,682        2.10%          --
2017  Lowest contract charge 1.30% Class A       $23.02            --              --          --        11.53%
      Highest contract charge 1.70% Class A      $22.27            --              --          --        11.07%
      All contract charges                           --         1,325         $30,204        2.05%          --
2016  Lowest contract charge 1.30% Class A       $20.64            --              --          --        14.99%
      Highest contract charge 1.70% Class A      $20.05            --              --          --        14.51%
      All contract charges                           --         1,107         $22,642        2.25%          --
2015  Lowest contract charge 1.30% Class A       $17.95            --              --          --        (5.68)%
      Highest contract charge 1.70% Class A      $17.51            --              --          --        (6.06)%
      All contract charges                           --         1,441         $25,524        2.87%          --
2014  Lowest contract charge 1.30% Class A       $19.03            --              --          --        11.16%
      Highest contract charge 1.70% Class A      $18.64            --              --          --        10.69%
      All contract charges                           --           910         $17,135        2.02%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 1.10% Class B       $10.91            --              --          --        (9.91)%
      Highest contract charge 1.25% Class B      $12.61            --              --          --       (10.06)%
      All contract charges                           --         1,099         $13,112        2.10%          --

                                    FSA-240

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $12.11            --               --         --        11.72%
      Highest contract charge 1.25% Class B       $14.02            --               --         --        11.54%
      All contract charges                            --           811         $ 10,859       2.05%          --
2016  Lowest contract charge 1.10% Class B        $10.84            --               --         --        15.20%
      Highest contract charge 1.25% Class B       $12.57            --               --         --        15.11%
      All contract charges                            --           539         $  6,576       2.25%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.41            --               --         --        (5.81)%
      Highest contract charge 1.25% Class B       $10.92            --               --         --        (5.70)%
      All contract charges                            --           324         $  3,514       2.87%          --
2014  Lowest contract charge 1.20% Class B        $11.58            --               --         --        11.24%
      Highest contract charge 1.25% Class B       $11.58            --               --         --        11.24%
      All contract charges                            --           151         $  1,749       2.02%          --
EQ/LAZARD EMERGING MARKETS EQUITY(AC)
2018  Lowest contract charge 0.30% Class B(r)     $ 9.08            --               --         --        (1.41)%
      Highest contract charge 1.70% Class B(r)    $10.19            --               --         --        (1.74)%
      All contract charges                            --         7,831         $ 79,666       0.17%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 1.30% Class A        $14.75            --               --         --       (10.61)%
      Highest contract charge 1.70% Class A       $14.22            --               --         --       (10.90)%
      All contract charges                            --         2,192         $ 32,070       0.95%          --
2017  Lowest contract charge 1.30% Class A        $16.50            --               --         --        30.43%
      Highest contract charge 1.70% Class A       $15.96            --               --         --        29.86%
      All contract charges                            --         1,833         $ 29,949       0.86%          --
2016  Lowest contract charge 1.30% Class A        $12.65            --               --         --         0.64%
      Highest contract charge 1.70% Class A       $12.29            --               --         --         0.24%
      All contract charges                            --         1,611         $ 20,205       1.02%          --
2015  Lowest contract charge 1.30% Class A        $12.57            --               --         --        (1.10)%
      Highest contract charge 1.70% Class A       $12.26            --               --         --        (1.53)%
      All contract charges                            --         1,570         $ 19,572       0.62%          --
2014  Lowest contract charge 1.30% Class A        $12.71            --               --         --        (6.27)%
      Highest contract charge 1.70% Class A       $12.45            --               --         --        (6.60)%
      All contract charges                            --         1,355         $ 17,105       1.04%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.30% Class B        $11.48            --               --         --        (9.61)%
      Highest contract charge 1.70% Class B       $17.81            --               --         --       (10.95)%
      All contract charges                            --         1,679         $ 18,486       0.95%          --
2017  Lowest contract charge 0.30% Class B        $12.70            --               --         --        31.61%
      Highest contract charge 1.70% Class B       $20.00            --               --         --        29.87%
      All contract charges                            --         1,359         $ 17,271       0.86%          --
2016  Lowest contract charge 1.10% Class B        $ 9.21            --               --         --         0.88%
      Highest contract charge 1.70% Class B       $15.40            --               --         --         0.20%
      All contract charges                            --         1,176         $ 11,810       1.02%          --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.13            --               --         --        (8.52)%
      Highest contract charge 1.70% Class B       $15.37            --               --         --        (1.47)%
      All contract charges                            --           973         $ 10,104       0.62%          --
2014  Lowest contract charge 1.20% Class B        $ 9.40            --               --         --        (6.19)%
      Highest contract charge 1.70% Class B       $15.60            --               --         --        (6.64)%
      All contract charges                            --           809         $  8,848       1.04%          --
EQ/MFS INTERNATIONAL VALUE(AD)
2018  Lowest contract charge 0.30% Class B(r)     $12.83            --               --         --        (4.40)%
      Highest contract charge 1.70% Class B(r)    $17.45            --               --         --        (4.70)%
      All contract charges                            --        13,493         $211,736       0.00%          --
EQ/MFS TECHNOLOGY(AE)
2018  Lowest contract charge 1.10% Class B(r)     $ 8.88            --               --         --       (11.11)%
      Highest contract charge 1.70% Class B(r)    $30.64            --               --         --       (11.27)%
      All contract charges                            --         1,068         $ 33,121       0.00%          --

                                    FSA-241

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(AF)
2018  Lowest contract charge 0.30% Class B(r)     $12.05            --              --          --        (2.74)%
      Highest contract charge 1.70% Class B(r)    $18.26            --              --          --        (2.98)%
      All contract charges                            --         3,048         $50,223        0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 1.30% Class A        $23.15            --              --          --       (12.84)%
      Highest contract charge 1.70% Class A       $22.31            --              --          --       (13.19)%
      All contract charges                            --         2,513         $57,522        1.07%          --
2017  Lowest contract charge 1.30% Class A        $26.56            --              --          --        13.94%
      Highest contract charge 1.70% Class A       $25.70            --              --          --        13.52%
      All contract charges                            --         2,519         $66,190        0.94%          --
2016  Lowest contract charge 1.30% Class A        $23.31            --              --          --        18.38%
      Highest contract charge 1.70% Class A       $22.64            --              --          --        17.86%
      All contract charges                            --         2,625         $60,435        1.28%          --
2015  Lowest contract charge 1.30% Class A        $19.69            --              --          --        (4.14)%
      Highest contract charge 1.70% Class A       $19.21            --              --          --        (4.48)%
      All contract charges                            --         1,883         $36,792        0.90%          --
2014  Lowest contract charge 1.30% Class A        $20.54            --              --          --         7.60%
      Highest contract charge 1.70% Class A       $20.11            --              --          --         7.14%
      All contract charges                            --         1,672         $34,038        1.03%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.30% Class B        $13.19            --              --          --       (11.95)%
      Highest contract charge 1.25% Class B       $12.55            --              --          --       (12.85)%
      All contract charges                            --         2,116         $24,839        1.07%          --
2017  Lowest contract charge 0.30% Class B        $14.98            --              --          --        15.14%
      Highest contract charge 1.25% Class B       $14.40            --              --          --        14.10%
      All contract charges                            --         1,603         $21,792        0.94%          --
2016  Lowest contract charge 0.30% Class B        $13.01            --              --          --        19.58%
      Highest contract charge 1.25% Class B       $12.62            --              --          --        18.39%
      All contract charges                            --         1,206         $14,632        1.28%          --
2015  Lowest contract charge 0.30% Class B        $10.88            --              --          --        (3.20)%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        (4.05)%
      All contract charges                            --           958         $10,059        0.90%          --
2014  Lowest contract charge 1.20% Class B        $11.12            --              --          --         7.65%
      Highest contract charge 1.25% Class B       $11.11            --              --          --         7.66%
      All contract charges                            --           559         $ 6,207        1.03%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.65% Class A        $ 9.64            --              --          --         0.63%
      Highest contract charge 1.70% Class A       $ 8.71            --              --          --        (0.34)%
      All contract charges                            --         6,784         $60,906        1.26%          --
2017  Lowest contract charge 0.65% Class A        $ 9.58            --              --          --        (0.31)%
      Highest contract charge 1.70% Class A       $ 8.74            --              --          --        (1.35)%
      All contract charges                            --         6,813         $61,312        0.38%          --
2016  Lowest contract charge 0.65% Class A        $ 9.61            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 8.86            --              --          --        (1.66)%
      All contract charges                            --         9,468         $86,860        0.00%          --
2015  Lowest contract charge 0.65% Class A        $ 9.67            --              --          --        (0.62)%
      Highest contract charge 1.70% Class A       $ 9.01            --              --          --        (1.74)%
      All contract charges                            --         8,253         $77,117        0.00%          --
2014  Lowest contract charge 0.65% Class A        $ 9.73            --              --          --        (0.71)%
      Highest contract charge 1.70% Class A       $ 9.17            --              --          --        (1.71)%
      All contract charges                            --         5,837         $54,908        0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.30% Class B        $10.01            --              --          --         0.91%
      Highest contract charge 1.70% Class B       $23.77            --              --          --        (0.46)%
      All contract charges                            --         6,167         $60,610        1.26%          --

                                    FSA-242

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/MONEY MARKET (CONTINUED)
2017  Lowest contract charge 1.10% Class B       $ 9.75            --              --          --        (0.71)%
      Highest contract charge 1.70% Class B      $23.88            --              --          --        (1.32)%
      All contract charges                           --         6,338         $62,447        0.38%          --
2016  Lowest contract charge 1.10% Class B(e)    $ 9.82            --              --          --        (1.11)%
      Highest contract charge 1.70% Class B      $24.20            --              --          --        (1.67)%
      All contract charges                           --         6,688         $66,890        0.00%          --
2015  Lowest contract charge 0.30% Class B       $ 9.93            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $24.61            --              --          --        (1.72)%
      All contract charges                           --         5,965         $60,652        0.00%          --
2014  Lowest contract charge 0.30% Class B       $ 9.96            --              --          --        (0.30)%
      Highest contract charge 1.70% Class B      $25.04            --              --          --        (1.69)%
      All contract charges                           --         5,879         $60,569        0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 1.30% Class A       $17.96            --              --          --       (14.60)%
      Highest contract charge 1.70% Class A      $17.31            --              --          --       (14.94)%
      All contract charges                           --         2,807         $49,903        0.35%          --
2017  Lowest contract charge 1.30% Class A       $21.03            --              --          --        33.86%
      Highest contract charge 1.70% Class A      $20.35            --              --          --        33.36%
      All contract charges                           --         3,093         $64,193        0.60%          --
2016  Lowest contract charge 1.30% Class A       $15.71            --              --          --        (1.26)%
      Highest contract charge 1.70% Class A      $15.26            --              --          --        (1.68)%
      All contract charges                           --         2,463         $38,345        0.82%          --
2015  Lowest contract charge 1.30% Class A       $15.91            --              --          --         1.86%
      Highest contract charge 1.70% Class A      $15.52            --              --          --         1.44%
      All contract charges                           --         2,630         $41,513        0.28%          --
2014  Lowest contract charge 1.30% Class A       $15.62            --              --          --         0.45%
      Highest contract charge 1.70% Class A      $15.30            --              --          --         0.07%
      All contract charges                           --         2,055         $31,876        0.58%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.30% Class B       $12.57            --              --          --       (13.73)%
      Highest contract charge 1.70% Class B      $15.46            --              --          --       (14.91)%
      All contract charges                           --         1,748         $22,406        0.35%          --
2017  Lowest contract charge 0.30% Class B       $14.57            --              --          --        35.16%
      Highest contract charge 1.70% Class B      $18.17            --              --          --        33.31%
      All contract charges                           --         1,311         $20,934        0.60%          --
2016  Lowest contract charge 0.30% Class B       $10.78            --              --          --        (0.19)%
      Highest contract charge 1.70% Class B      $13.63            --              --          --        (1.66)%
      All contract charges                           --         1,253         $15,560        0.82%          --
2015  Lowest contract charge 0.30% Class B       $10.80            --              --          --         2.86%
      Highest contract charge 1.70% Class B      $13.86            --              --          --         1.39%
      All contract charges                           --         1,058         $13,387        0.28%          --
2014  Lowest contract charge 0.30% Class B       $10.50            --              --          --         1.45%
      Highest contract charge 1.70% Class B      $13.67            --              --          --         0.07%
      All contract charges                           --           633         $ 8,270        0.58%          --
EQ/PIMCO GLOBAL REAL RETURN(P)
2018  Lowest contract charge 1.10% Class B       $10.32            --              --          --        (2.46)%
      Highest contract charge 1.70% Class B      $10.08            --              --          --        (3.08)%
      All contract charges                           --         2,403         $24,896        2.65%          --
2017  Lowest contract charge 1.10% Class B       $10.58            --              --          --         1.83%
      Highest contract charge 1.70% Class B      $10.40            --              --          --         1.17%
      All contract charges                           --         1,985         $21,118        1.41%          --
2016  Lowest contract charge 1.10% Class B       $10.39            --              --          --         9.02%
      Highest contract charge 1.70% Class B      $10.28            --              --          --         8.44%
      All contract charges                           --         1,311         $13,760        6.00%          --

                                    FSA-243

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/PIMCO GLOBAL REAL RETURN(P) (CONTINUED)
2015  Lowest contract charge 1.10% Class B(e)     $ 9.53            --               --         --       (3.54)%
      Highest contract charge 1.70% Class B       $ 9.48            --               --         --       (4.05)%
      All contract charges                            --           856         $  8,251       1.54%         --
2014  Lowest contract charge 1.20% Class B        $10.31            --               --         --        6.51%
      Highest contract charge 1.70% Class B       $ 9.88            --               --         --        6.01%
      All contract charges                            --           455         $  4,558       7.08%         --
EQ/PIMCO REAL RETURN(AG)
2018  Lowest contract charge 1.30% Class B(r)     $11.23            --               --         --        0.18%
      Highest contract charge 1.70% Class B(r)    $10.82            --               --         --        0.09%
      All contract charges                            --         4,365         $ 48,416       0.46%         --
EQ/PIMCO TOTAL RETURN(AH)
2018  Lowest contract charge 0.30% Class B(r)     $10.91            --               --         --        1.77%
      Highest contract charge 1.70% Class B(r)    $11.47            --               --         --        1.41%
      All contract charges                            --        14,521         $165,330       0.69%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.30% Class A        $ 9.53            --               --         --       (0.31)%
      Highest contract charge 1.70% Class A       $ 9.18            --               --         --       (0.76)%
      All contract charges                            --         2,790         $ 26,335       2.40%         --
2017  Lowest contract charge 1.30% Class A        $ 9.56            --               --         --        0.53%
      Highest contract charge 1.70% Class A       $ 9.25            --               --         --        0.11%
      All contract charges                            --         2,497         $ 23,664       1.27%         --
2016  Lowest contract charge 1.30% Class A        $ 9.51            --               --         --        0.63%
      Highest contract charge 1.70% Class A       $ 9.24            --               --         --        0.33%
      All contract charges                            --         2,698         $ 25,429       1.05%         --
2015  Lowest contract charge 1.30% Class A        $ 9.45            --               --         --       (1.56)%
      Highest contract charge 1.70% Class A       $ 9.21            --               --         --       (2.02)%
      All contract charges                            --         2,491         $ 23,337       0.51%         --
2014  Lowest contract charge 1.30% Class A        $ 9.60            --               --         --       (1.34)%
      Highest contract charge 1.70% Class A       $ 9.40            --               --         --       (1.78)%
      All contract charges                            --         2,340         $ 22,300       0.40%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class B        $10.04            --               --         --       (0.20)%
      Highest contract charge 1.70% Class B       $ 9.83            --               --         --       (0.81)%
      All contract charges                            --         1,866         $ 18,389       2.40%         --
2017  Lowest contract charge 1.10% Class B        $10.06            --               --         --        0.80%
      Highest contract charge 1.70% Class B       $ 9.91            --               --         --        0.20%
      All contract charges                            --           950         $  9,340       1.27%         --
2016  Lowest contract charge 1.10% Class B        $ 9.98            --               --         --        0.91%
      Highest contract charge 1.70% Class B       $ 9.89            --               --         --        0.30%
      All contract charges                            --           755         $  7,364       1.05%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.89            --               --         --       (1.10)%
      Highest contract charge 1.70% Class B       $ 9.86            --               --         --       (1.99)%
      All contract charges                            --           597         $  5,742       0.51%         --
2014  Lowest contract charge 1.20% Class B        $ 9.84            --               --         --       (1.30)%
      Highest contract charge 1.70% Class B       $10.06            --               --         --       (1.85)%
      All contract charges                            --           389         $  3,788       0.40%         --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 1.30% Class B        $10.85            --               --         --       (1.27)%
      Highest contract charge 1.70% Class B       $15.06            --               --         --       (1.63)%
      All contract charges                            --         2,247         $ 26,332       1.59%         --
2017  Lowest contract charge 1.30% Class B        $10.99            --               --         --        0.09%
      Highest contract charge 1.70% Class B       $15.31            --               --         --       (0.33)%
      All contract charges                            --         2,455         $ 28,720       1.23%         --
2016  Lowest contract charge 1.30% Class B        $10.98            --               --         --       (0.09)%
      Highest contract charge 1.70% Class B       $15.36            --               --         --       (0.52)%
      All contract charges                            --         2,276         $ 26,773       1.19%         --

                                    FSA-244

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2015  Lowest contract charge 1.30% Class B     $10.99            --               --         --        (1.08)%
      Highest contract charge 1.70% Class B    $15.44            --               --         --        (1.47)%
      All contract charges                         --         2,274         $ 26,943       1.10%          --
2014  Lowest contract charge 1.30% Class B     $11.11            --               --         --         1.55%
      Highest contract charge 1.70% Class B    $15.67            --               --         --         1.16%
      All contract charges                         --         2,077         $ 25,065       1.06%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 1.30% Class A     $22.49            --               --         --       (12.49)%
      Highest contract charge 1.70% Class A    $21.67            --               --         --       (12.83)%
      All contract charges                         --         2,007         $ 44,509       1.04%          --
2017  Lowest contract charge 1.30% Class A     $25.70            --               --         --        12.52%
      Highest contract charge 1.70% Class A    $24.86            --               --         --        12.08%
      All contract charges                         --         1,766         $ 44,885       1.07%          --
2016  Lowest contract charge 1.30% Class A     $22.84            --               --         --        18.96%
      Highest contract charge 1.70% Class A    $22.18            --               --         --        18.48%
      All contract charges                         --         1,959         $ 44,158       1.42%          --
2015  Lowest contract charge 1.30% Class A     $19.20            --               --         --        (5.79)%
      Highest contract charge 1.70% Class A    $18.72            --               --         --        (6.21)%
      All contract charges                         --         1,291         $ 24,592       0.89%          --
2014  Lowest contract charge 1.30% Class A     $20.38            --               --         --         3.50%
      Highest contract charge 1.70% Class A    $19.96            --               --         --         3.10%
      All contract charges                         --         1,162         $ 23,463       0.93%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.30% Class B     $12.47            --               --         --       (11.56)%
      Highest contract charge 1.25% Class B    $11.87            --               --         --       (12.40)%
      All contract charges                         --         1,325         $ 14,966       1.04%          --
2017  Lowest contract charge 0.30% Class B     $14.10            --               --         --        13.62%
      Highest contract charge 1.25% Class B    $13.55            --               --         --        12.54%
      All contract charges                         --         1,204         $ 15,721       1.07%          --
2016  Lowest contract charge 0.30% Class B     $12.41            --               --         --        20.25%
      Highest contract charge 1.25% Class B    $12.04            --               --         --        19.09%
      All contract charges                         --           927         $ 10,907       1.42%          --
2015  Lowest contract charge 0.30% Class B     $10.32            --               --         --        (4.88)%
      Highest contract charge 1.25% Class B    $10.11            --               --         --        (5.78)%
      All contract charges                         --           501         $  5,003       0.89%          --
2014  Lowest contract charge 1.20% Class B     $10.74            --               --         --         3.67%
      Highest contract charge 1.25% Class B    $10.73            --               --         --         3.57%
      All contract charges                         --           249         $  2,679       0.93%          --
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 1.30% Class A     $27.56            --               --         --        (2.92)%
      Highest contract charge 1.70% Class A    $26.56            --               --         --        (3.31)%
      All contract charges                         --         5,477         $149,506       0.00%          --
2017  Lowest contract charge 1.30% Class A     $28.39            --               --         --        31.68%
      Highest contract charge 1.70% Class A    $27.47            --               --         --        31.12%
      All contract charges                         --         5,607         $157,447       0.00%          --
2016  Lowest contract charge 0.65% Class A     $19.20            --               --         --         0.68%
      Highest contract charge 1.70% Class A    $20.95            --               --         --        (0.38)%
      All contract charges                         --         4,834         $103,341       0.00%          --
2015  Lowest contract charge 0.65% Class A     $19.07            --               --         --         9.53%
      Highest contract charge 1.70% Class A    $21.03            --               --         --         8.35%
      All contract charges                         --         4,505         $ 96,324       0.00%          --
2014  Lowest contract charge 0.65% Class A     $17.41            --               --         --         7.94%
      Highest contract charge 1.70% Class A    $19.41            --               --         --         6.82%
      All contract charges                         --         3,388         $ 66,665       0.00%          --

                                    FSA-245

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.30% Class B           $16.44            --               --         --        (1.91)%
      Highest contract charge 1.70% Class B          $33.17            --               --         --        (3.29)%
      All contract charges                               --         4,149         $ 63,551       0.00%          --
2017  Lowest contract charge 0.30% Class B           $16.76            --               --         --        32.91%
      Highest contract charge 1.70% Class B          $34.30            --               --         --        31.12%
      All contract charges                               --         3,322         $ 55,656       0.00%          --
2016  Lowest contract charge 1.10% Class B           $10.18            --               --         --         0.20%
      Highest contract charge 1.70% Class B          $26.16            --               --         --        (0.38)%
      All contract charges                               --         2,738         $ 37,437       0.00%          --
2015  Lowest contract charge 1.10% Class B(e)        $10.16            --               --         --         1.50%
      Highest contract charge 1.70% Class B          $26.26            --               --         --         8.38%
      All contract charges                               --         2,064         $ 29,276       0.00%          --
2014  Lowest contract charge 1.20% Class B           $11.23            --               --         --         7.26%
      Highest contract charge 1.70% Class B          $24.23            --               --         --         6.79%
      All contract charges                               --         1,415         $ 19,973       0.00%          --
EQ/T. ROWE PRICE HEALTH SCIENCES(AI)
2018  Lowest contract charge 0.30% Class B(r)        $17.51            --               --         --        (9.51)%
      Highest contract charge 1.70% Class B(r)       $38.22            --               --         --        (9.75)%
      All contract charges                               --         5,303         $145,114       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 1.30% Class B           $ 3.71            --               --         --       (14.71)%
      Highest contract charge 1.70% Class B          $ 8.71            --               --         --       (14.94)%
      All contract charges                               --         1,007         $  5,776       0.33%          --
2017  Lowest contract charge 1.30% Class B           $ 4.35            --               --         --        19.83%
      Highest contract charge 1.70% Class B          $10.24            --               --         --        19.21%
      All contract charges                               --         1,146         $  7,925       0.27%          --
2016  Lowest contract charge 1.30% Class B           $ 3.63            --               --         --         8.68%
      Highest contract charge 1.70% Class B          $ 8.59            --               --         --         8.32%
      All contract charges                               --         1,209         $  7,215       0.86%          --
2015  Lowest contract charge 1.30% Class B           $ 3.34            --               --         --        (2.62)%
      Highest contract charge 1.70% Class B          $ 7.93            --               --         --        (3.06)%
      All contract charges                               --         1,120         $  6,412       0.63%          --
2014  Lowest contract charge 1.30% Class B           $ 3.43            --               --         --        12.83%
      Highest contract charge 1.70% Class B          $ 8.18            --               --         --        12.52%
      All contract charges                               --           960         $  5,733       0.64%          --
FEDERATED HIGH INCOME BOND FUND II
2018  Lowest contract charge 0.30% Service Class     $11.66            --               --         --        (3.72)%
      Highest contract charge 1.25% Service Class    $11.10            --               --         --        (4.64)%
      All contract charges                               --         1,856         $ 20,290       7.29%          --
2017  Lowest contract charge 0.30% Service Class     $12.11            --               --         --         6.23%
      Highest contract charge 1.25% Service Class    $11.64            --               --         --         5.24%
      All contract charges                               --         1,670         $ 19,170       5.96%          --
2016  Lowest contract charge 0.30% Service Class     $11.40            --               --         --        14.23%
      Highest contract charge 1.25% Service Class    $11.06            --               --         --        13.09%
      All contract charges                               --         1,353         $ 14,777       5.05%          --
2015  Lowest contract charge 0.30% Service Class     $ 9.98            --               --         --        (3.01)%
      Highest contract charge 1.25% Service Class    $ 9.78            --               --         --        (3.93)%
      All contract charges                               --           950         $  9,245       4.48%          --
2014  Lowest contract charge 0.30% Service Class     $10.29            --               --         --         2.08%
      Highest contract charge 1.25% Service Class    $10.18            --               --         --         1.19%
      All contract charges                               --           523         $  5,327       2.87%          --
FEDERATED KAUFMANN FUND II
2018  Lowest contract charge 0.30% Service Class     $16.60            --               --         --         3.30%
      Highest contract charge 1.25% Service Class    $15.80            --               --         --         2.33%
      All contract charges                               --           877         $ 12,343       0.00%          --

                                    FSA-246

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FEDERATED KAUFMANN FUND II (CONTINUED)
2017  Lowest contract charge 0.30% Service Class       $16.07           --               --          --       27.54%
      Highest contract charge 1.25% Service Class      $15.44           --               --          --       26.35%
      All contract charges                                 --          517           $7,249          --          --
2016  Lowest contract charge 0.30% Service Class       $12.60           --               --          --        3.11%
      Highest contract charge 1.25% Service Class      $12.22           --               --          --        2.09%
      All contract charges                                 --          369           $4,196        0.00%         --
2015  Lowest contract charge 0.30% Service Class       $12.22           --               --          --        5.89%
      Highest contract charge 1.25% Service Class      $11.97           --               --          --        4.82%
      All contract charges                                 --          309           $3,575        0.00%         --
2014  Lowest contract charge 1.20% Service Class       $11.42           --               --          --        8.14%
      Highest contract charge 1.25% Service Class      $11.42           --               --          --        8.14%
      All contract charges                                 --           66           $  761        0.00%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $16.35           --               --          --       (9.07)%
      Highest contract charge 1.70% Service Class 2    $15.76           --               --          --       (9.43)%
      All contract charges                                 --           36           $  596        1.05%         --
2017  Lowest contract charge 1.30% Service Class 2     $17.98           --               --          --       16.91%
      Highest contract charge 1.70% Service Class 2    $17.40           --               --          --       16.47%
      All contract charges                                 --           51           $  908        1.12%         --
2016  Lowest contract charge 1.30% Service Class 2     $15.38           --               --          --        0.85%
      Highest contract charge 1.70% Service Class 2    $14.94           --               --          --        0.47%
      All contract charges                                 --           49           $  742        1.07%         --
2015  Lowest contract charge 1.30% Service Class 2     $15.25           --               --          --       (1.49)%
      Highest contract charge 1.70% Service Class 2    $14.87           --               --          --       (1.91)%
      All contract charges                                 --           59           $  894        0.95%         --
2014  Lowest contract charge 1.30% Service Class 2     $15.48           --               --          --        4.17%
      Highest contract charge 1.70% Service Class 2    $15.16           --               --          --        3.76%
      All contract charges                                 --           59           $  926        0.63%         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.37           --               --          --       (6.50)%
      Highest contract charge 1.70% Service Class 2    $12.95           --               --          --       (6.90)%
      All contract charges                                 --           33           $  434        1.21%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.30           --               --          --       13.31%
      Highest contract charge 1.70% Service Class 2    $13.91           --               --          --       12.91%
      All contract charges                                 --           69           $  975        1.35%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.62           --               --          --        4.21%
      Highest contract charge 1.70% Service Class 2    $12.32           --               --          --        3.79%
      All contract charges                                 --           47           $  598        1.09%         --
2015  Lowest contract charge 1.30% Service Class 2     $12.11           --               --          --       (1.78)%
      Highest contract charge 1.70% Service Class 2    $11.87           --               --          --       (2.22)%
      All contract charges                                 --           60           $  717        1.52%         --
2014  Lowest contract charge 1.30% Service Class 2     $12.33           --               --          --        3.09%
      Highest contract charge 1.70% Service Class 2    $12.14           --               --          --        2.71%
      All contract charges                                 --           67           $  825        1.29%         --
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $13.63           --               --          --       (7.34)%
      Highest contract charge 1.70% Service Class 2    $13.20           --               --          --       (7.69)%
      All contract charges                                 --          100           $1,355        1.35%         --
2017  Lowest contract charge 1.30% Service Class 2     $14.71           --               --          --       14.74%
      Highest contract charge 1.70% Service Class 2    $14.30           --               --          --       14.31%
      All contract charges                                 --           84           $1,227        1.36%         --
2016  Lowest contract charge 1.30% Service Class 2     $12.82           --               --          --        4.48%
      Highest contract charge 1.70% Service Class 2    $12.51           --               --          --        3.99%
      All contract charges                                 --           82           $1,045        1.14%         --

                                    FSA-247

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.30% Service Class 2     $12.27            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.03            --              --          --        (2.20)%
      All contract charges                                 --            95         $ 1,162        2.06%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.49            --              --          --         3.22%
      Highest contract charge 1.65% Service Class 2    $12.32            --              --          --         2.84%
      All contract charges                                 --            56         $   702        1.34%          --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.21            --              --          --        (7.97)%
      Highest contract charge 1.65% Service Class 2    $13.81            --              --          --        (8.36)%
      All contract charges                                 --           105         $ 1,487        1.34%          --
2017  Lowest contract charge 1.30% Service Class 2     $15.44            --              --          --        16.00%
      Highest contract charge 1.65% Service Class 2    $15.07            --              --          --        15.66%
      All contract charges                                 --            89         $ 1,367        1.26%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.31            --              --          --         4.64%
      Highest contract charge 1.65% Service Class 2    $13.03            --              --          --         4.24%
      All contract charges                                 --            92         $ 1,210        1.40%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.72            --              --          --        (1.78)%
      Highest contract charge 1.65% Service Class 2    $12.50            --              --          --        (2.11)%
      All contract charges                                 --            78         $   981        1.61%          --
2014  Lowest contract charge 1.30% Service Class 2     $12.95            --              --          --         3.43%
      Highest contract charge 1.65% Service Class 2    $12.77            --              --          --         3.07%
      All contract charges                                 --            70         $   916        0.01           --
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
2018  Lowest contract charge 1.30% Service Class 2     $14.56            --              --          --        (9.23)%
      Highest contract charge 1.70% Service Class 2    $14.10            --              --          --        (9.62)%
      All contract charges                                 --            56         $   808        1.14%          --
2017  Lowest contract charge 1.30% Service Class 2     $16.04            --              --          --        19.08%
      Highest contract charge 1.70% Service Class 2    $15.60            --              --          --        18.63%
      All contract charges                                 --            62         $ 1,002        1.13%          --
2016  Lowest contract charge 1.30% Service Class 2     $13.47            --              --          --         4.99%
      Highest contract charge 1.70% Service Class 2    $13.15            --              --          --         4.61%
      All contract charges                                 --            66         $   895        1.26%          --
2015  Lowest contract charge 1.30% Service Class 2     $12.83            --              --          --        (1.76)%
      Highest contract charge 1.70% Service Class 2    $12.57            --              --          --        (2.26)%
      All contract charges                                 --            65         $   839        1.45%          --
2014  Lowest contract charge 1.30% Service Class 2     $13.06            --              --          --         3.32%
      Highest contract charge 1.70% Service Class 2    $12.86            --              --          --         2.96%
      All contract charges                                 --            64         $   840        1.76%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.30% Service Class 2     $12.44            --              --          --       (15.03)%
      Highest contract charge 1.70% Service Class 2    $18.65            --              --          --       (16.22)%
      All contract charges                                 --         4,423         $73,124        0.40%          --
2017  Lowest contract charge 0.30% Service Class 2     $14.64            --              --          --        20.20%
      Highest contract charge 1.70% Service Class 2    $22.26            --              --          --        18.53%
      All contract charges                                 --         4,323         $87,138        0.50%          --
2016  Lowest contract charge 0.30% Service Class 2     $12.18            --              --          --        11.54%
      Highest contract charge 1.70% Service Class 2    $18.78            --              --          --        10.02%
      All contract charges                                 --         3,955         $68,757        0.33%          --
2015  Lowest contract charge 0.30% Service Class 2     $10.92            --              --          --        (1.89)%
      Highest contract charge 1.70% Service Class 2    $17.07            --              --          --        (3.34)%
      All contract charges                                 --         3,700         $59,517        0.28%          --
2014  Lowest contract charge 0.65% Service Class 2     $14.56            --              --          --         5.35%
      Highest contract charge 1.70% Service Class 2    $17.66            --              --          --         4.25%
      All contract charges                                 --         2,761         $47,363        0.02%          --

                                    FSA-248

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                                           ACCUMULATION
                                                                         UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                              UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                              ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
2018       Lowest contract charge 0.30% Service Class 2         $11.22            --               --         --        (3.19)%
           Highest contract charge 1.70% Service Class 2        $12.47            --               --         --        (4.52)%
           All contract charges                                     --        10,478         $124,541       3.74%          --
2017       Lowest contract charge 0.30% Service Class 2         $11.59            --               --         --         7.31%
           Highest contract charge 1.70% Service Class 2        $13.06            --               --         --         5.75%
           All contract charges                                     --         9,253         $116,085       3.27%          --
2016       Lowest contract charge 0.30% Service Class 2         $10.80            --               --         --         7.68%
           Highest contract charge 1.70% Service Class 2        $12.35            --               --         --         6.19%
           All contract charges                                     --         7,661         $ 91,574       3.83%          --
2015       Lowest contract charge 0.30% Service Class 2         $10.03            --               --         --        (2.24)%
           Highest contract charge 1.70% Service Class 2        $11.63            --               --         --        (3.65)%
           All contract charges                                     --         6,084         $ 68,880       2.91%          --
2014       Lowest contract charge 0.65% Service Class 2         $11.35            --               --         --         2.71%
           Highest contract charge 1.70% Service Class 2        $12.07            --               --         --         1.68%
           All contract charges                                     --         4,647         $ 54,833       3.55%          --
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 1.10% Class I                 $10.09            --               --         --        (5.44)%
           Highest contract charge 1.70% Class I                $10.14            --               --         --        (6.11)%
           All contract charges                                     --           396         $  4,068       2.30%          --
2017       Lowest contract charge 1.10% Class I                 $10.67            --               --         --         4.81%
           Highest contract charge 1.70% Class I                $10.80            --               --         --         4.25%
           All contract charges                                     --           368         $  4,001       2.83%          --
2016       Lowest contract charge 1.10% Class I                 $10.18            --               --         --         8.07%
           Highest contract charge 1.70% Class I                $10.36            --               --         --         7.47%
           All contract charges                                     --           274         $  2,852       2.29%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.42            --               --         --        (5.23)%
           Highest contract charge 1.70% Class I                $ 9.64            --               --         --        (4.84)%
           All contract charges                                     --           235         $  2,284       2.74%          --
2014       Lowest contract charge 1.20% Class I(a)              $10.16            --               --         --         2.11%
           Highest contract charge 1.70% Class I(a)             $10.13            --               --         --         1.81%
           All contract charges                                     --            54         $    558       1.33%          --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
2018       Lowest contract charge 0.30% Class I                 $13.27            --               --         --        (5.21)%
           Highest contract charge 1.70% Class I                $13.94            --               --         --        (6.51)%
           All contract charges                                     --         3,488         $ 46,896       1.54%          --
2017       Lowest contract charge 1.10% Class I                 $12.13            --               --         --        12.31%
           Highest contract charge 1.70% Class I                $14.91            --               --         --        11.52%
           All contract charges                                     --         3,503         $ 50,335       1.34%          --
2016       Lowest contract charge 1.10% Class I                 $10.80            --               --         --        10.43%
           Highest contract charge 1.70% Class I                $13.37            --               --         --         9.86%
           All contract charges                                     --         2,929         $ 38,062       1.13%          --
2015       Lowest contract charge 1.10% Class I(e)              $ 9.78            --               --         --        (1.91)%
           Highest contract charge 1.70% Class I                $12.17            --               --         --        (1.62)%
           All contract charges                                     --         1,665         $ 19,927       2.64%          --
2014       Lowest contract charge 1.20% Class I                 $11.01            --               --         --         8.69%
           Highest contract charge 1.70% Class I                $12.37            --               --         --         8.13%
           All contract charges                                     --           795         $  9,688       0.96%          --
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
2018       Lowest contract charge 1.10% Class 2                 $ 9.89            --               --         --       (10.58)%
           Highest contract charge 1.70% Class 2                $14.32            --               --         --       (11.17)%
           All contract charges                                     --         2,184         $ 29,693       3.00%          --
2017       Lowest contract charge 1.10% Class 2(e)              $11.06            --               --         --        10.71%
           Highest contract charge 1.70% Class 2                $16.12            --               --         --        10.03%
           All contract charges                                     --         1,402         $ 21,003       2.68%          --

                                    FSA-249

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND (CONTINUED)
2016    Lowest contract charge 0.65% Class 2               $14.87            --              --          --        12.40%
        Highest contract charge 1.70% Class 2              $14.65            --              --          --        11.32%
        All contract charges                                   --         1,369         $18,653        3.98%          --
2015    Lowest contract charge 0.65% Class 2               $13.23            --              --          --        (6.83)%
        Highest contract charge 1.70% Class 2              $13.16            --              --          --        (7.84)%
        All contract charges                                   --         1,405         $17,143        2.85%          --
2014    Lowest contract charge 0.65% Class 2               $14.20            --              --          --         2.23%
        Highest contract charge 1.70% Class 2              $14.28            --              --          --         1.13%
        All contract charges                                   --         1,440         $19,384        2.72%          --
FRANKLIN INCOME VIP FUND
2018    Lowest contract charge 0.30% Class 2               $11.67            --              --          --        (4.58)%
        Highest contract charge 1.70% Class 2              $14.44            --              --          --        (5.93)%
        All contract charges                                   --         6,763         $87,447        4.78%          --
2017    Lowest contract charge 0.30% Class 2               $12.23            --              --          --         9.39%
        Highest contract charge 1.70% Class 2              $15.35            --              --          --         7.79%
        All contract charges                                   --         6,702         $92,902        4.12%          --
2016    Lowest contract charge 0.65% Class 2               $14.18            --              --          --        13.26%
        Highest contract charge 1.70% Class 2              $14.24            --              --          --        12.13%
        All contract charges                                   --         6,365         $82,729        4.86%          --
2015    Lowest contract charge 0.65% Class 2               $12.52            --              --          --        (7.60)%
        Highest contract charge 1.70% Class 2              $12.70            --              --          --        (8.63)%
        All contract charges                                   --         6,154         $72,293        4.74%          --
2014    Lowest contract charge 0.65% Class 2               $13.55            --              --          --         3.91%
        Highest contract charge 1.70% Class 2              $13.90            --              --          --         2.81%
        All contract charges                                   --         5,180         $66,764        4.72%          --
FRANKLIN MUTUAL SHARES VIP FUND
2018    Lowest contract charge 1.10% Class 2               $ 9.98            --              --          --       (10.09)%
        Highest contract charge 1.70% Class 2              $15.74            --              --          --       (10.67)%
        All contract charges                                   --           767         $11,180        2.34%          --
2017    Lowest contract charge 1.10% Class 2               $11.10            --              --          --         7.14%
        Highest contract charge 1.70% Class 2              $17.62            --              --          --         6.53%
        All contract charges                                   --           877         $14,585        2.25%          --
2016    Lowest contract charge 1.10% Class 2               $10.36            --              --          --        14.86%
        Highest contract charge 1.70% Class 2              $16.54            --              --          --        14.07%
        All contract charges                                   --           858         $13,696        2.06%          --
2015    Lowest contract charge 1.10% Class 2(e)            $ 9.02            --              --          --        (9.71)%
        Highest contract charge 1.70% Class 2              $14.50            --              --          --        (6.51)%
        All contract charges                                   --           898         $12,751        3.14%          --
2014    Lowest contract charge 1.20% Class 2               $10.92            --              --          --         5.81%
        Highest contract charge 1.70% Class 2              $15.51            --              --          --         5.30%
        All contract charges                                   --           869         $13,443        2.07%          --
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
2018    Lowest contract charge 0.30% Common Shares         $ 9.56            --              --          --        (9.30)%
        Highest contract charge 1.70% Common Shares        $ 6.73            --              --          --       (10.51)%
        All contract charges                                   --           347         $ 2,773        0.00%          --
2017    Lowest contract charge 0.30% Common Shares         $10.54            --              --          --         8.44%
        Highest contract charge 1.70% Common Shares        $ 7.52            --              --          --         6.82%
        All contract charges                                   --           323         $ 2,866        1.44%          --
2016    Lowest contract charge 0.30% Common Shares         $ 9.72            --              --          --       (15.03)%
        Highest contract charge 1.70% Common Shares        $ 7.04            --              --          --       (16.19)%
        All contract charges                                   --           292         $ 2,432        3.96%          --
2015    Lowest contract charge 1.10% Common Shares(e)      $ 9.28            --              --          --        (5.50)%
        Highest contract charge 1.70% Common Shares        $ 8.40            --              --          --        (3.23)%
        All contract charges                                   --           206         $ 2,030        2.39%          --

                                    FSA-250

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                 --------------------------------------------------------------
                                                                                              ACCUMULATION
                                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                 ---------- ----------------- ------------ ------------- --------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND (CONTINUED)
2014         Lowest contract charge 1.20% Common Shares            $11.53            --              --          --       10.65%
             Highest contract charge 1.70% Common Shares           $ 8.68            --              --          --       10.15%
             All contract charges                                      --           122         $ 1,204        0.00%         --
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
2018         Lowest contract charge 1.30% Common Shares            $ 9.24            --              --          --       (6.29)%
             Highest contract charge 1.70% Common Shares           $ 8.95            --              --          --       (6.67)%
             All contract charges                                      --            68         $   620        0.00%         --
2017         Lowest contract charge 1.30% Common Shares            $ 9.86            --              --          --        2.39%
             Highest contract charge 1.70% Common Shares           $ 9.59            --              --          --        1.91%
             All contract charges                                      --            70         $   686        0.00%         --
2016         Lowest contract charge 1.30% Common Shares            $ 9.63            --              --          --       (1.83)%
             Highest contract charge 1.70% Common Shares           $ 9.41            --              --          --       (2.18)%
             All contract charges                                      --            92         $   882        0.10%         --
2015         Lowest contract charge 1.30% Common Shares            $ 9.81            --              --          --        0.51%
             Highest contract charge 1.70% Common Shares           $ 9.62            --              --          --        0.21%
             All contract charges                                      --            93         $   901        0.66%         --
2014         Lowest contract charge 1.30% Common Shares            $ 9.76            --              --          --        3.28%
             Highest contract charge 1.70% Common Shares           $ 9.60            --              --          --        2.78%
             All contract charges                                      --            84         $   814        0.00%         --
HARTFORD CAPITAL APPRECIATION HLS FUND
2018         Lowest contract charge 0.30% Class IC                 $11.96            --              --          --       (7.72)%
             Highest contract charge 1.70% Class IC                $11.21            --              --          --       (9.01)%
             All contract charges                                      --         1,479         $16,715        0.45%         --
2017         Lowest contract charge 0.30% Class IC                 $12.96            --              --          --       21.12%
             Highest contract charge 1.70% Class IC                $12.32            --              --          --       19.38%
             All contract charges                                      --         1,420         $17,578        0.73%         --
2016         Lowest contract charge 0.30% Class IC                 $10.70            --              --          --        4.70%
             Highest contract charge 1.70% Class IC                $10.32            --              --          --        3.30%
             All contract charges                                      --         1,214         $12,577        0.74%         --
2015         Lowest contract charge 0.30% Class IC(a)              $10.22            --              --          --        0.20%
             Highest contract charge 1.70% Class IC                $ 9.99            --              --          --       (1.19)%
             All contract charges                                      --           977         $ 9,786        0.97%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.14            --              --          --        1.91%
             Highest contract charge 1.70% Class IC(a)             $10.11            --              --          --        1.61%
             All contract charges                                      --           171         $ 1,727        1.82%         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
2018         Lowest contract charge 1.10% Class IC                 $12.58            --              --          --       (1.02)%
             Highest contract charge 1.70% Class IC                $14.38            --              --          --       (1.64)%
             All contract charges                                      --         2,559         $36,325        0.00%         --
2017         Lowest contract charge 1.10% Class IC(e)              $12.71            --              --          --       28.38%
             Highest contract charge 1.70% Class IC                $14.62            --              --          --       27.57%
             All contract charges                                      --         2,348         $34,021        0.00%         --
2016         Lowest contract charge 0.30% Class IC                 $11.88            --              --          --       (1.33)%
             Highest contract charge 1.70% Class IC                $11.46            --              --          --       (2.63)%
             All contract charges                                      --         2,249         $25,515        0.26%         --
2015         Lowest contract charge 0.30% Class IC(a)              $12.04            --              --          --       10.87%
             Highest contract charge 1.70% Class IC                $11.77            --              --          --        9.29%
             All contract charges                                      --         1,740         $20,369        0.00%         --
2014         Lowest contract charge 1.20% Class IC(a)              $10.80            --              --          --        8.22%
             Highest contract charge 1.70% Class IC(a)             $10.77            --              --          --        7.92%
             All contract charges                                      --           149         $ 1,604        0.06%         --
INVESCO V.I. AMERICAN FRANCHISE FUND
2018         Lowest contract charge 1.30% Series II                $25.06            --              --          --       (5.15)%
             Highest contract charge 1.65% Series II               $24.26            --              --          --       (5.49)%
             All contract charges                                      --            21         $   516        0.00%         --

                                    FSA-251

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. AMERICAN FRANCHISE FUND (CONTINUED)
2017  Lowest contract charge 1.30% Series II       $26.42            --              --          --        25.39%
      Highest contract charge 1.70% Series II      $25.56            --              --          --        24.87%
      All contract charges                             --            19         $   504        0.00%          --
2016  Lowest contract charge 1.30% Series II       $21.07            --              --          --         0.67%
      Highest contract charge 1.70% Series II      $20.47            --              --          --         0.29%
      All contract charges                             --            22         $   461        0.00%          --
2015  Lowest contract charge 1.30% Series II       $20.93            --              --          --         3.41%
      Highest contract charge 1.70% Series II      $20.41            --              --          --         2.98%
      All contract charges                             --            42         $   869        0.00%          --
2014  Lowest contract charge 1.30% Series II       $20.24            --              --          --         6.75%
      Highest contract charge 1.70% Series II      $19.82            --              --          --         6.33%
      All contract charges                             --            23         $   441        0.00%          --
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
2018  Lowest contract charge 1.10% Series II       $10.07            --              --          --        (7.70)%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        (7.87)%
      All contract charges                             --           924         $ 9,610        1.32%          --
2017  Lowest contract charge 1.10% Series II       $10.91            --              --          --         8.67%
      Highest contract charge 1.25% Series II      $11.56            --              --          --         8.54%
      All contract charges                             --           932         $10,547        3.79%          --
2016  Lowest contract charge 1.10% Series II       $10.04            --              --          --        10.21%
      Highest contract charge 1.25% Series II      $10.65            --              --          --        10.13%
      All contract charges                             --           852         $ 8,910        0.21%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 9.11            --              --          --        (7.14)%
      Highest contract charge 1.25% Series II      $ 9.67            --              --          --        (5.66)%
      All contract charges                             --           492         $ 4,743        4.19%          --
2014  Lowest contract charge 1.20% Series II       $10.25            --              --          --         4.38%
      Highest contract charge 1.25% Series II      $10.25            --              --          --         4.38%
      All contract charges                             --           285         $ 2,918        0.00%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.65% Series II       $19.73            --              --          --        (8.40)%
      Highest contract charge 1.70% Series II      $16.70            --              --          --        (9.39)%
      All contract charges                             --         3,311         $62,246        2.10%          --
2017  Lowest contract charge 0.65% Series II       $21.54            --              --          --         7.65%
      Highest contract charge 1.70% Series II      $18.43            --              --          --         6.47%
      All contract charges                             --         3,809         $78,587        1.53%          --
2016  Lowest contract charge 0.65% Series II       $20.01            --              --          --        13.76%
      Highest contract charge 1.70% Series II      $17.31            --              --          --        12.62%
      All contract charges                             --         3,584         $68,919        1.28%          --
2015  Lowest contract charge 1.30% Series II       $17.67            --              --          --         0.51%
      Highest contract charge 1.70% Series II      $15.37            --              --          --         0.07%
      All contract charges                             --         2,212         $37,467        1.79%          --
2014  Lowest contract charge 1.30% Series II       $17.58            --              --          --        11.05%
      Highest contract charge 1.70% Series II      $15.36            --              --          --        10.66%
      All contract charges                             --           965         $16,416        1.62%          --
INVESCO V.I. EQUITY AND INCOME FUND
2018  Lowest contract charge 1.30 % Series II      $10.57            --              --          --       (10.88)%
      Highest contract charge 1.70% Series II      $10.40            --              --          --       (11.26)%
      All contract charges                             --         1,442         $15,214        2.06%          --
2017  Lowest contract charge 1.30 % Series II      $11.86            --              --          --         9.31%
      Highest contract charge 1.70% Series II      $11.72            --              --          --         8.92%
      All contract charges                             --         1,267         $15,012        1.61%          --
2016  Lowest contract charge 1.30 % Series II      $10.85            --              --          --        13.38%
      Highest contract charge 1.70% Series II      $10.76            --              --          --        12.91%
      All contract charges                             --           866         $ 9,383        1.84%          --

                                    FSA-252

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
INVESCO V.I. EQUITY AND INCOME FUND (CONTINUED)
2015  Lowest contract charge 1.30 % Series II(c)    $ 9.57            --              --          --        (4.49)%
      Highest contract charge 1.70% Series II(c)    $ 9.53            --              --          --        (4.89)%
      All contract charges                              --           462         $ 4,421        3.43%          --
INVESCO V.I. HEALTH CARE FUND
2018  Lowest contract charge 1.10% Series II        $ 9.32            --              --          --        (0.53)%
      Highest contract charge 1.25% Series II       $12.56            --              --          --        (0.71)%
      All contract charges                              --           493         $ 5,358        0.00%          --
2017  Lowest contract charge 1.10% Series II(e)     $ 9.37            --              --          --        14.27%
      Highest contract charge 1.25% Series II       $12.65            --              --          --        14.17%
      All contract charges                              --           391         $ 4,408        0.09%          --
2016  Lowest contract charge 0.30% Series II        $11.42            --              --          --       (11.95)%
      Highest contract charge 1.25% Series II       $11.08            --              --          --       (12.82)%
      All contract charges                              --           337         $ 3,381        0.00%          --
2015  Lowest contract charge 0.30% Series II        $12.97            --              --          --         2.53%
      Highest contract charge 1.25% Series II       $12.71            --              --          --         1.60%
      All contract charges                              --           290         $ 3,491        0.00%          --
2014  Lowest contract charge 1.20% Series II        $12.51            --              --          --        17.91%
      Highest contract charge 1.25% Series II       $12.51            --              --          --        17.91%
      All contract charges                              --            83         $ 1,035        0.00%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.30% Series II        $11.09            --              --          --        (3.90)%
      Highest contract charge 1.70% Series II       $11.90            --              --          --        (5.25)%
      All contract charges                              --         3,371         $38,789        5.07%          --
2017  Lowest contract charge 0.30% Series II        $11.54            --              --          --         5.77%
      Highest contract charge 1.70% Series II       $12.56            --              --          --         4.32%
      All contract charges                              --         3,407         $41,395        3.97%          --
2016  Lowest contract charge 0.30% Series II        $10.91            --              --          --        10.54%
      Highest contract charge 1.70% Series II       $12.04            --              --          --         8.96%
      All contract charges                              --         3,324         $38,848        4.14%          --
2015  Lowest contract charge 0.30% Series II        $ 9.87            --              --          --        (3.71)%
      Highest contract charge 1.70% Series II       $11.05            --              --          --        (4.99)%
      All contract charges                              --         2,968         $31,929        5.68%          --
2014  Lowest contract charge 0.30% Series II        $10.25            --              --          --         1.28%
      Highest contract charge 1.70% Series II       $11.63            --              --          --        (0.17)%
      All contract charges                              --         2,245         $25,344        5.18%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 1.30% Series II        $15.97            --              --          --       (12.73)%
      Highest contract charge 1.70% Series II       $15.39            --              --          --       (13.10)%
      All contract charges                              --           689         $10,933        0.11%          --
2017  Lowest contract charge 1.30% Series II        $18.30            --              --          --        13.17%
      Highest contract charge 1.70% Series II       $17.71            --              --          --        12.73%
      All contract charges                              --           707         $12,870        0.32%          --
2016  Lowest contract charge 1.30% Series II        $16.17            --              --          --        11.67%
      Highest contract charge 1.70% Series II       $15.71            --              --          --        11.26%
      All contract charges                              --           725         $11,669        0.00%          --
2015  Lowest contract charge 1.30% Series II        $14.48            --              --          --        (5.48)%
      Highest contract charge 1.70% Series II       $14.12            --              --          --        (5.93)%
      All contract charges                              --           695         $10,011        0.11%          --
2014  Lowest contract charge 1.30% Series II        $15.32            --              --          --         2.75%
      Highest contract charge 1.70% Series II       $15.01            --              --          --         2.39%
      All contract charges                              --           611         $ 9,314        0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 1.10% Series II        $ 9.30            --              --          --       (16.22)%
      Highest contract charge 1.70% Series II       $18.74            --              --          --       (16.71)%
      All contract charges                              --         1,123         $17,369        0.00%          --

                                    FSA-253

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2017  Lowest contract charge 1.10% Series II       $11.10            --               --         --        12.46%
      Highest contract charge 1.70% Series II      $22.50            --               --         --        11.77%
      All contract charges                             --           979         $ 18,905       0.00%          --
2016  Lowest contract charge 1.10% Series II       $ 9.87            --               --         --        10.65%
      Highest contract charge 1.70% Series II      $20.13            --               --         --         9.94%
      All contract charges                             --           879         $ 15,414       0.00%          --
2015  Lowest contract charge 1.10% Series II(e)    $ 8.92            --               --         --       (10.62)%
      Highest contract charge 1.70% Series II      $18.31            --               --         --        (7.34)%
      All contract charges                             --           712         $ 11,807       0.00%          --
2014  Lowest contract charge 1.20% Series II       $10.60            --               --         --         0.86%
      Highest contract charge 1.70% Series II      $19.76            --               --         --         0.36%
      All contract charges                             --           452         $  8,456       0.00%          --
IVY VIP ASSET STRATEGY
2018  Lowest contract charge 0.30% Class II        $ 9.82            --               --         --        (5.76)%
      Highest contract charge 1.70% Class II       $11.24            --               --         --        (7.03)%
      All contract charges                             --         2,983         $ 32,373       1.83%          --
2017  Lowest contract charge 0.30% Class II        $10.42            --               --         --        18.01%
      Highest contract charge 1.70% Class II       $12.09            --               --         --        16.25%
      All contract charges                             --         3,109         $ 36,395       1.55%          --
2016  Lowest contract charge 0.30% Class II        $ 8.83            --               --         --        (2.86)%
      Highest contract charge 1.70% Class II       $10.40            --               --         --        (4.24)%
      All contract charges                             --         3,505         $ 35,326       0.59%          --
2015  Lowest contract charge 0.30% Class II        $ 9.09            --               --         --        (8.64)%
      Highest contract charge 1.70% Class II       $10.86            --               --         --        (9.88)%
      All contract charges                             --         4,224         $ 44,441       0.37%          --
2014  Lowest contract charge 0.30% Class II        $ 9.95            --               --         --        (5.60)%
      Highest contract charge 1.70% Class II       $12.05            --               --         --        (6.88)%
      All contract charges                             --         4,546         $ 53,506       0.48%          --
IVY VIP GLOBAL EQUITY INCOME
2018  Lowest contract charge 1.30% Class II        $17.24            --               --         --       (12.84)%
      Highest contract charge 1.70% Class II       $16.62            --               --         --       (13.17)%
      All contract charges                             --           732         $ 12,478       1.67%          --
2017  Lowest contract charge 1.30% Class II        $19.78            --               --         --        14.07%
      Highest contract charge 1.70% Class II       $19.14            --               --         --        13.59%
      All contract charges                             --           820         $ 16,052       1.27%          --
2016  Lowest contract charge 0.65% Class II        $16.26            --               --         --         6.21%
      Highest contract charge 1.70% Class II       $16.85            --               --         --         5.12%
      All contract charges                             --           895         $ 15,365       1.24%          --
2015  Lowest contract charge 0.65% Class II        $15.31            --               --         --        (2.67)%
      Highest contract charge 1.70% Class II       $16.03            --               --         --        (3.67)%
      All contract charges                             --           991         $ 16,126       1.30%          --
2014  Lowest contract charge 0.65% Class II        $15.73            --               --         --         9.16%
      Highest contract charge 1.70% Class II       $16.64            --               --         --         7.91%
      All contract charges                             --           967         $ 16,300       1.14%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.65% Class II        $15.27            --               --         --        (2.74)%
      Highest contract charge 1.70% Class II       $16.16            --               --         --        (3.81)%
      All contract charges                             --         7,344         $121,832       6.36%          --
2017  Lowest contract charge 0.65% Class II        $15.70            --               --         --         6.01%
      Highest contract charge 1.70% Class II       $16.80            --               --         --         4.87%
      All contract charges                             --         7,727         $132,738       5.47%          --
2016  Lowest contract charge 0.65% Class II        $14.81            --               --         --        15.43%
      Highest contract charge 1.70% Class II       $16.02            --               --         --        14.27%
      All contract charges                             --         7,514         $122,654       7.31%          --

                                    FSA-254

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
IVY VIP HIGH INCOME (CONTINUED)
2015  Lowest contract charge 0.65% Class II           $12.83            --               --         --        (7.16)%
      Highest contract charge 1.70% Class II          $14.02            --               --         --        (8.13)%
      All contract charges                                --         7,607         $108,371       6.07%          --
2014  Lowest contract charge 0.65% Class II           $13.82            --               --         --         1.25%
      Highest contract charge 1.70% Class II          $15.26            --               --         --         0.20%
      All contract charges                                --         7,208         $111,378       4.62%          --
IVY VIP NATURAL RESOURCES
2018  Lowest contract charge 1.30% Class II           $ 6.14            --               --         --       (24.20)%
      Highest contract charge 1.70% Class II          $ 5.91            --               --         --       (24.62)%
      All contract charges                                --         1,158         $  7,034       0.31%          --
2017  Lowest contract charge 0.65% Class II           $ 7.90            --               --         --         2.33%
      Highest contract charge 1.70% Class II          $ 7.84            --               --         --         1.29%
      All contract charges                                --         1,323         $ 10,612       0.14%          --
2016  Lowest contract charge 0.65% Class II           $ 7.72            --               --         --        22.93%
      Highest contract charge 1.70% Class II          $ 7.74            --               --         --        21.70%
      All contract charges                                --         1,403         $ 11,070       0.70%          --
2015  Lowest contract charge 0.65% Class II           $ 6.28            --               --         --       (22.85)%
      Highest contract charge 1.70% Class II          $ 6.36            --               --         --       (23.74)%
      All contract charges                                --         1,409         $  9,113       0.10%          --
2014  Lowest contract charge 0.65% Class II           $ 8.14            --               --         --       (13.68)%
      Highest contract charge 1.70% Class II          $ 8.34            --               --         --       (14.46)%
      All contract charges                                --         1,383         $ 11,703       0.00%          --
IVY VIP SMALL CAP GROWTH (AK)
2018  Lowest contract charge 0.30% Class II(aj)       $12.31            --               --         --       (12.32)%
      Highest contract charge 1.70% Class II          $19.77            --               --         --        (5.72)%
      All contract charges                                --         1,700         $ 31,394       0.37%          --
2017  Lowest contract charge 1.30% Class II           $21.68            --               --         --        21.52%
      Highest contract charge 1.70% Class II          $20.97            --               --         --        21.00%
      All contract charges                                --         1,303         $ 27,983       0.00%          --
2016  Lowest contract charge 1.30% Class II           $17.84            --               --         --         1.59%
      Highest contract charge 1.70% Class II          $17.33            --               --         --         1.17%
      All contract charges                                --         1,306         $ 23,077       0.00%          --
2015  Lowest contract charge 1.30% Class II           $17.56            --               --         --         0.57%
      Highest contract charge 1.70% Class II          $17.13            --               --         --         0.18%
      All contract charges                                --         1,350         $ 23,522       0.00%          --
2014  Lowest contract charge 1.30% Class II           $17.46            --               --         --         0.23%
      Highest contract charge 1.70% Class II          $17.10            --               --         --        (0.18)%
      All contract charges                                --         1,013         $ 17,562       0.00%          --
JANUS HENDERSON BALANCED PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares     $13.64            --               --         --         0.15%
      Highest contract charge 1.25% Service Shares    $12.98            --               --         --        (0.84)%
      All contract charges                                --         6,729         $ 84,157       1.78%          --
2017  Lowest contract charge 0.30% Service Shares     $13.62            --               --         --        17.82%
      Highest contract charge 1.25% Service Shares    $13.09            --               --         --        16.67%
      All contract charges                                --         4,346         $ 55,151       1.46%          --
2016  Lowest contract charge 0.30% Service Shares     $11.56            --               --         --         3.96%
      Highest contract charge 1.25% Service Shares    $11.22            --               --         --         3.03%
      All contract charges                                --         3,193         $ 34,954       2.12%          --
2015  Lowest contract charge 0.30% Service Shares     $11.12            --               --         --         0.18%
      Highest contract charge 1.25% Service Shares    $10.89            --               --         --        (0.82)%
      All contract charges                                --         1,897         $ 20,363       1.59%          --
2014  Lowest contract charge 1.20% Service Shares     $10.99            --               --         --         7.01%
      Highest contract charge 1.25% Service Shares    $10.98            --               --         --         6.91%
      All contract charges                                --           398         $  4,371       1.87%          --

                                    FSA-255

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      --------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
2018  Lowest contract charge 0.30% Service Shares       $10.71            --              --          --       (1.56)%
      Highest contract charge 1.25% Service Shares      $10.19            --              --          --       (2.49)%
      All contract charges                                  --         2,668         $26,852        2.71%         --
2017  Lowest contract charge 0.30% Service Shares       $10.88            --              --          --        3.03%
      Highest contract charge 1.25% Service Shares      $10.45            --              --          --        2.05%
      All contract charges                                  --         2,772         $28,673        2.63%         --
2016  Lowest contract charge 0.30% Service Shares       $10.56            --              --          --        1.93%
      Highest contract charge 1.25% Service Shares      $10.24            --              --          --        0.89%
      All contract charges                                  --         2,221         $22,531        2.65%         --
2015  Lowest contract charge 0.30% Service Shares       $10.36            --              --          --       (0.38)%
      Highest contract charge 1.25% Service Shares      $10.15            --              --          --       (1.26)%
      All contract charges                                  --         1,050         $10,607        2.33%         --
2014  Lowest contract charge 1.20% Service Shares       $10.29            --              --          --        3.52%
      Highest contract charge 1.25% Service Shares      $10.28            --              --          --        3.42%
      All contract charges                                  --           317         $ 3,256        4.01%         --
JANUS HENDERSON U.S. LOW VOLATILITY PORTFOLIO
2018  Lowest contract charge 1.10% Service Shares       $11.87            --              --          --       (5.64)%
      Highest contract charge 1.25% Service Shares      $14.11            --              --          --       (5.81)%
      All contract charges                                  --           846         $11,068        1.73%         --
2017  Lowest contract charge 1.10% Service Shares       $12.58            --              --          --       14.16%
      Highest contract charge 1.25% Service Shares      $14.98            --              --          --       14.00%
      All contract charges                                  --           783         $10,980        1.41%         --
2016  Lowest contract charge 1.10% Service Shares       $11.02            --              --          --        8.57%
      Highest contract charge 1.25% Service Shares      $13.14            --              --          --        8.42%
      All contract charges                                  --           660         $ 8,176        1.68%         --
2015  Lowest contract charge 1.10% Service Shares(e)    $10.15            --              --          --        1.20%
      Highest contract charge 1.25% Service Shares      $12.12            --              --          --        2.71%
      All contract charges                                  --           276         $ 3,265        1.78%         --
2014  Lowest contract charge 1.20% Service Shares       $11.80            --              --          --       16.26%
      Highest contract charge 1.25% Service Shares      $11.80            --              --          --       16.26%
      All contract charges                                  --           127         $ 1,494        1.12%         --
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
2018  Lowest contract charge 0.30% Class 2(f)           $11.14            --              --          --       (6.54)%
      Highest contract charge 1.25% Class 2             $10.77            --              --          --       (7.47)%
      All contract charges                                  --         2,001         $21,558        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.69            --              --          --       15.63%
      Highest contract charge 1.25% Class 2             $11.64            --              --          --       15.36%
      All contract charges                                  --         1,648         $19,191        1.34%         --
2016  Lowest contract charge 1.10% Class 2              $10.11            --              --          --        4.66%
      Highest contract charge 1.25% Class 2             $10.09            --              --          --        4.56%
      All contract charges                                  --         1,267         $12,783        3.49%         --
2015  Lowest contract charge 1.10% Class 2(f)           $ 9.66            --              --          --       (6.12)%
      Highest contract charge 1.25% Class 2(f)          $ 9.65            --              --          --       (6.22)%
      All contract charges                                  --           759         $ 7,326        2.84%         --
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
2018  Lowest contract charge 1.10% Class 2              $10.71            --              --          --       (5.97)%
      Highest contract charge 1.25% Class 2             $10.66            --              --          --       (6.08)%
      All contract charges                                  --         1,856         $19,792        0.00%         --
2017  Lowest contract charge 1.10% Class 2              $11.39            --              --          --       10.48%
      Highest contract charge 1.25% Class 2             $11.35            --              --          --       10.30%
      All contract charges                                  --         1,362         $15,457        4.04%         --
2016  Lowest contract charge 1.10% Class 2(f)           $10.31            --              --          --        4.99%
      Highest contract charge 1.25% Class 2             $10.29            --              --          --        4.89%
      All contract charges                                  --           953         $ 9,800        4.10%         --

                                    FSA-256

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                                            ACCUMULATION
                                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                               ---------- ----------------- ------------ ------------- --------
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO (CONTINUED)
2015        Lowest contract charge 1.25% Class 2(f)              $ 9.81            --               --         --       (4.01)%
            Highest contract charge 1.25% Class 2(f)             $ 9.81            --               --         --       (4.01)%
            All contract charges                                     --           503         $  4,937       4.79%         --
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
2018        Lowest contract charge 0.30% VC Shares               $12.02            --               --         --       (4.38)%
            Highest contract charge 1.70% VC Shares              $13.07            --               --         --       (5.63)%
            All contract charges                                     --        10,255         $127,291       4.51%         --
2017        Lowest contract charge 0.30% VC Shares               $12.57            --               --         --        8.93%
            Highest contract charge 1.70% VC Shares              $13.85            --               --         --        7.36%
            All contract charges                                     --         9,063         $120,081       4.57%         --
2016        Lowest contract charge 0.30% VC Shares               $11.54            --               --         --       11.82%
            Highest contract charge 1.70% VC Shares              $12.90            --               --         --       10.26%
            All contract charges                                     --         7,498         $ 93,140       5.07%         --
2015        Lowest contract charge 0.30% VC Shares               $10.32            --               --         --       (1.81)%
            Highest contract charge 1.70% VC Shares              $11.70            --               --         --       (3.23)%
            All contract charges                                     --         6,180         $ 70,167       5.61%         --
2014        Lowest contract charge 0.30% VC Shares               $10.51            --               --         --        3.96%
            Highest contract charge 1.70% VC Shares              $12.09            --               --         --        2.54%
            All contract charges                                     --         2,769         $ 32,620       6.45%         --
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.55            --               --         --       (9.01)%
            Highest contract charge 1.70% VC Shares              $15.06            --               --         --       (9.39)%
            All contract charges                                     --           242         $  3,741       0.69%         --
2017        Lowest contract charge 1.30% VC Shares               $17.09            --               --         --       15.32%
            Highest contract charge 1.70% VC Shares              $16.62            --               --         --       14.86%
            All contract charges                                     --           274         $  4,654       0.83%         --
2016        Lowest contract charge 1.30% VC Shares               $14.82            --               --         --       11.01%
            Highest contract charge 1.70% VC Shares              $14.47            --               --         --       10.54%
            All contract charges                                     --           296         $  4,366       1.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.35            --               --         --       (2.20)%
            Highest contract charge 1.70% VC Shares              $13.09            --               --         --       (2.60)%
            All contract charges                                     --           332         $  4,402       0.72%         --
2014        Lowest contract charge 1.30% VC Shares               $13.65            --               --         --        7.73%
            Highest contract charge 1.70% VC Shares              $13.44            --               --         --        7.35%
            All contract charges                                     --           372         $  5,070       0.77%         --
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
2018        Lowest contract charge 1.30% VC Shares               $15.62            --               --         --       (4.17)%
            Highest contract charge 1.70% VC Shares              $15.13            --               --         --       (4.54)%
            All contract charges                                     --           267         $  4,111       0.00%         --
2017        Lowest contract charge 1.30% VC Shares               $16.30            --               --         --       21.28%
            Highest contract charge 1.70% VC Shares              $15.85            --               --         --       20.81%
            All contract charges                                     --           305         $  4,929       0.00%         --
2016        Lowest contract charge 1.30% VC Shares               $13.44            --               --         --       (0.07)%
            Highest contract charge 1.70% VC Shares              $13.12            --               --         --       (0.46)%
            All contract charges                                     --           328         $  4,377       0.00%         --
2015        Lowest contract charge 1.30% VC Shares               $13.45            --               --         --        1.43%
            Highest contract charge 1.70% VC Shares              $13.18            --               --         --        1.00%
            All contract charges                                     --           359         $  4,801       0.00%         --
2014        Lowest contract charge 1.30% VC Shares               $13.26            --               --         --        4.66%
            Highest contract charge 1.70% VC Shares              $13.05            --               --         --        4.23%
            All contract charges                                     --           251         $  3,311       0.00%         --
MFS(R) INVESTORS TRUST SERIES
2018        Lowest contract charge 1.10% Service Class           $11.79            --               --         --       (6.72)%
            Highest contract charge 1.70% Service Class          $20.80            --               --         --       (7.35)%
            All contract charges                                     --           681         $ 12,191       0.44%         --

                                    FSA-257

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES (CONTINUED)
2017  Lowest contract charge 1.10% Service Class(e)     $12.64            --              --          --        21.66%
      Highest contract charge 1.70% Service Class       $22.45            --              --          --        20.96%
      All contract charges                                  --           671         $13,414        0.57%          --
2016  Lowest contract charge 0.65% Service Class        $18.07            --              --          --         7.62%
      Highest contract charge 1.70% Service Class       $18.56            --              --          --         6.48%
      All contract charges                                  --           597         $10,278        0.57%          --
2015  Lowest contract charge 0.65% Service Class        $16.79            --              --          --        (0.71)%
      Highest contract charge 1.70% Service Class       $17.43            --              --          --        (1.75)%
      All contract charges                                  --           600         $ 9,810        0.70%          --
2014  Lowest contract charge 0.65% Service Class        $16.91            --              --          --        10.02%
      Highest contract charge 1.70% Service Class       $17.74            --              --          --         8.83%
      All contract charges                                  --           477         $ 8,263        0.79%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018  Lowest contract charge 1.30% Service Class        $23.92            --              --          --        (0.75)%
      Highest contract charge 1.70% Service Class       $23.05            --              --          --        (1.16)%
      All contract charges                                  --           564         $13,360        0.33%          --
2017  Lowest contract charge 1.30% Service Class        $24.10            --              --          --        26.44%
      Highest contract charge 1.70% Service Class       $23.32            --              --          --        25.92%
      All contract charges                                  --           613         $14,624        0.42%          --
2016  Lowest contract charge 1.30% Service Class        $19.06            --              --          --         4.50%
      Highest contract charge 1.70% Service Class       $18.52            --              --          --         4.04%
      All contract charges                                  --           575         $10,888        0.39%          --
2015  Lowest contract charge 1.30% Service Class(d)     $18.24            --              --          --        (2.62)%
      Highest contract charge 1.70% Service Class(d)    $17.80            --              --          --        (2.89)%
      All contract charges                                  --           530         $ 9,598        0.54%          --
MFS(R) RESEARCH SERIES
2018  Lowest contract charge 1.10% Service Class        $11.91            --              --          --        (5.70)%
      Highest contract charge 1.25% Service Class       $13.87            --              --          --        (5.84)%
      All contract charges                                  --           201         $ 2,582        0.46%          --
2017  Lowest contract charge 1.10% Service Class        $12.63            --              --          --        21.79%
      Highest contract charge 1.25% Service Class       $14.73            --              --          --        21.53%
      All contract charges                                  --           168         $ 2,330        1.13%          --
2016  Lowest contract charge 1.10% Service Class        $10.37            --              --          --         7.24%
      Highest contract charge 1.25% Service Class       $12.12            --              --          --         7.16%
      All contract charges                                  --           146         $ 1,712        0.56%          --
2015  Lowest contract charge 1.10% Service Class(e)     $ 9.67            --              --          --        (3.49)%
      Highest contract charge 1.25% Service Class       $11.31            --              --          --        (0.70)%
      All contract charges                                  --           104         $ 1,157        0.48%          --
2014  Lowest contract charge 1.20% Service Class        $11.40            --              --          --         8.67%
      Highest contract charge 1.25% Service Class       $11.39            --              --          --         8.58%
      All contract charges                                  --            72         $   812        0.72%          --
MFS(R) VALUE SERIES
2018  Lowest contract charge 1.10% Service Class(e)     $11.17            --              --          --       (11.35)%
      Highest contract charge 1.25% Service Class       $12.88            --              --          --       (11.48)%
      All contract charges                                  --         2,178         $25,659        1.38%          --
2017  Lowest contract charge 0.30% Service Class        $15.14            --              --          --        17.00%
      Highest contract charge 1.25% Service Class       $14.55            --              --          --        15.84%
      All contract charges                                  --         1,782         $23,848        1.80%          --
2016  Lowest contract charge 0.30% Service Class        $12.94            --              --          --        13.41%
      Highest contract charge 1.25% Service Class       $12.56            --              --          --        12.34%
      All contract charges                                  --         1,169         $13,804        2.12%          --
2015  Lowest contract charge 0.30% Service Class        $11.41            --              --          --        (1.21)%
      Highest contract charge 1.25% Service Class       $11.18            --              --          --        (2.10)%
      All contract charges                                  --           522         $ 5,700        2.10%          --

                                    FSA-258

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MFS(R) VALUE SERIES (CONTINUED)
2014  Lowest contract charge 1.20% Service Class    $ 11.43            --               --         --         8.86%
      Highest contract charge 1.25% Service Class   $ 11.42            --               --         --         8.76%
      All contract charges                               --           216         $  2,476       1.69%          --
MULTIMANAGER AGGRESSIVE EQUITY
2018  Lowest contract charge 1.30% Class B          $ 24.14            --               --         --        (1.55)%
      Highest contract charge 1.70% Class B         $ 98.23            --               --         --        (1.92)%
      All contract charges                               --           556         $ 15,759       0.13%          --
2017  Lowest contract charge 1.30% Class B          $ 24.52            --               --         --        28.71%
      Highest contract charge 1.70% Class B         $100.15            --               --         --        28.13%
      All contract charges                               --           556         $ 16,104       0.16%          --
2016  Lowest contract charge 1.30% Class B          $ 19.05            --               --         --         2.09%
      Highest contract charge 1.70% Class B         $ 78.16            --               --         --         1.69%
      All contract charges                               --           596         $ 13,495       0.55%          --
2015  Lowest contract charge 1.30% Class B          $ 18.66            --               --         --         2.64%
      Highest contract charge 1.70% Class B         $ 76.86            --               --         --         2.22%
      All contract charges                               --           590         $ 13,258       0.17%          --
2014  Lowest contract charge 1.30% Class B          $ 18.18            --               --         --         9.19%
      Highest contract charge 1.70% Class B         $ 75.19            --               --         --         8.78%
      All contract charges                               --           498         $ 11,048       0.11%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --        (1.72)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (2.14)%
      All contract charges                               --         7,243         $ 98,256       2.70%          --
2017  Lowest contract charge 1.30% Class B          $ 13.96            --               --         --         1.68%
      Highest contract charge 1.70% Class B         $ 14.03            --               --         --         1.30%
      All contract charges                               --         8,250         $113,957       2.08%          --
2016  Lowest contract charge 1.30% Class B          $ 13.73            --               --         --         1.33%
      Highest contract charge 1.70% Class B         $ 13.85            --               --         --         0.87%
      All contract charges                               --         7,499         $102,096       2.08%          --
2015  Lowest contract charge 1.30% Class B          $ 13.55            --               --         --        (1.24)%
      Highest contract charge 1.70% Class B         $ 13.73            --               --         --        (1.58)%
      All contract charges                               --         7,893         $106,216       1.95%          --
2014  Lowest contract charge 1.30% Class B          $ 13.72            --               --         --         2.46%
      Highest contract charge 1.70% Class B         $ 13.95            --               --         --         1.97%
      All contract charges                               --         7,166         $ 97,870       2.07%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 1.30% Class B          $ 25.59            --               --         --        (7.01)%
      Highest contract charge 1.70% Class B         $ 19.47            --               --         --        (7.42)%
      All contract charges                               --         1,189         $ 26,788       0.00%          --
2017  Lowest contract charge 1.30% Class B          $ 27.52            --               --         --        25.03%
      Highest contract charge 1.70% Class B         $ 21.03            --               --         --        24.51%
      All contract charges                               --           800         $ 20,563       0.00%          --
2016  Lowest contract charge 1.30% Class B          $ 22.01            --               --         --         5.36%
      Highest contract charge 1.70% Class B         $ 16.89            --               --         --         4.97%
      All contract charges                               --           802         $ 16,481       0.10%          --
2015  Lowest contract charge 1.30% Class B          $ 20.89            --               --         --        (2.79)%
      Highest contract charge 1.70% Class B         $ 16.09            --               --         --        (3.19)%
      All contract charges                               --           847         $ 16,490       0.00%          --
2014  Lowest contract charge 1.30% Class B          $ 21.49            --               --         --         3.52%
      Highest contract charge 1.70% Class B         $ 16.62            --               --         --         3.10%
      All contract charges                               --           676         $ 13,571       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 1.30% Class B          $ 22.57            --               --         --       (13.92)%
      Highest contract charge 1.70% Class B         $ 19.61            --               --         --       (14.25)%
      All contract charges                               --           422         $  9,206       0.75%          --

                                    FSA-259

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                                ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP VALUE (CONTINUED)
2017          Lowest contract charge 1.30% Class B                $26.22            --              --          --         7.86%
              Highest contract charge 1.70% Class B               $22.87            --              --          --         7.42%
              All contract charges                                    --           467         $11,781        0.66%          --
2016          Lowest contract charge 1.30% Class B                $24.31            --              --          --        17.55%
              Highest contract charge 1.70% Class B               $21.29            --              --          --        17.11%
              All contract charges                                    --           812         $18,341        1.56%          --
2015          Lowest contract charge 1.30% Class B                $20.68            --              --          --        (6.76)%
              Highest contract charge 1.70% Class B               $18.18            --              --          --        (7.20)%
              All contract charges                                    --           473         $ 9,420        0.74%          --
2014          Lowest contract charge 1.30% Class B                $22.18            --              --          --         3.94%
              Highest contract charge 1.70% Class B               $19.59            --              --          --         3.60%
              All contract charges                                    --           433         $ 9,232        0.50%          --
MULTIMANAGER TECHNOLOGY
2018          Lowest contract charge 0.30% Class B                $19.69            --              --          --         1.97%
              Highest contract charge 1.70% Class B               $27.09            --              --          --         0.56%
              All contract charges                                    --         2,643         $48,902        0.17%          --
2017          Lowest contract charge 0.30% Class B                $19.31            --              --          --        38.72%
              Highest contract charge 1.70% Class B               $26.94            --              --          --        36.75%
              All contract charges                                    --         2,053         $40,447        0.00%          --
2016          Lowest contract charge 1.10% Class B                $10.79            --              --          --         7.68%
              Highest contract charge 1.70% Class B               $19.70            --              --          --         7.12%
              All contract charges                                    --         1,577         $24,376        0.01%          --
2015          Lowest contract charge 1.10% Class B(e)             $10.02            --              --          --         0.20%
              Highest contract charge 1.70% Class B               $18.39            --              --          --         4.49%
              All contract charges                                    --           916         $15,002        0.00%          --
2014          Lowest contract charge 1.20% Class B                $11.97            --              --          --        12.18%
              Highest contract charge 1.70% Class B               $17.60            --              --          --        11.60%
              All contract charges                                    --           499         $ 9,451        0.00%          --
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 9.27            --              --          --       (17.82)%
              Highest contract charge 1.70% Class S               $ 9.13            --              --          --       (18.41)%
              All contract charges                                    --           389         $ 3,617        0.16%          --
2017          Lowest contract charge 1.10% Class S                $11.28            --              --          --        25.33%
              Highest contract charge 1.70% Class S               $11.19            --              --          --        24.61%
              All contract charges                                    --           374         $ 4,253        0.70%          --
2016          Lowest contract charge 1.10% Class S                $ 9.00            --              --          --        (2.91)%
              Highest contract charge 1.70% Class S               $ 8.98            --              --          --        (3.44)%
              All contract charges                                    --           340         $ 3,062        0.69%          --
2015          Lowest contract charge 1.10% Class S(e)             $ 9.27            --              --          --        (7.11)%
              Highest contract charge 1.70% Class S               $ 9.30            --              --          --        (0.21)%
              All contract charges                                    --           259         $ 2,422        1.24%          --
2014          Lowest contract charge 1.20% Class S(a)             $ 9.35            --              --          --        (5.75)%
              Highest contract charge 1.70% Class S(a)            $ 9.32            --              --          --        (6.05)%
              All contract charges                                    --            83         $   766        0.55%          --
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
2018          Lowest contract charge 1.10% Class S                $ 8.77            --              --          --        (7.78)%
              Highest contract charge 1.70% Class S               $ 8.60            --              --          --        (8.32)%
              All contract charges                                    --           292         $ 2,551        0.00%          --
2017          Lowest contract charge 1.10% Class S                $ 9.51            --              --          --         5.43%
              Highest contract charge 1.70% Class S               $ 9.38            --              --          --         4.80%
              All contract charges                                    --           242         $ 2,291        0.00%          --
2016          Lowest contract charge 1.10% Class S                $ 9.02            --              --          --        (1.74)%
              Highest contract charge 1.70% Class S               $ 8.95            --              --          --        (2.29)%
              All contract charges                                    --           209         $ 1,878        0.00%          --

                                    FSA-260

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO (CONTINUED)
2015  Lowest contract charge 1.10% Class S(e)          $ 9.18            --              --           --       (8.47)%
      Highest contract charge 1.70% Class S            $ 9.16            --              --           --       (6.63)%
      All contract charges                                 --           167         $ 1,537         0.00%         --
2014  Lowest contract charge 1.20% Class S(a)          $ 9.84            --              --           --       (1.40)%
      Highest contract charge 1.70% Class S(a)         $ 9.81            --              --           --       (1.70)%
      All contract charges                                 --            65         $   631         0.00%         --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2018  Lowest contract charge 0.30% Advisor Class       $ 5.84            --              --           --      (14.37)%
      Highest contract charge 1.70% Advisor Class      $ 5.67            --              --           --      (15.63)%
      All contract charges                                 --         2,619         $15,406         1.97%         --
2017  Lowest contract charge 0.30% Advisor Class       $ 6.82            --              --           --        1.64%
      Highest contract charge 1.70% Advisor Class      $ 6.72            --              --           --        0.30%
      All contract charges                                 --         2,449         $16,872        10.94%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 6.71            --              --           --       14.51%
      Highest contract charge 1.70% Advisor Class      $ 6.70            --              --           --       12.98%
      All contract charges                                 --         2,581         $17,609         1.02%         --
2015  Lowest contract charge 0.65% Advisor Class       $ 5.03            --              --           --      (26.14)%
      Highest contract charge 1.70% Advisor Class      $ 5.93            --              --           --      (26.97)%
      All contract charges                                 --         2,593         $15,573         4.31%         --
2014  Lowest contract charge 0.65% Advisor Class       $ 6.81            --              --           --      (19.22)%
      Highest contract charge 1.70% Advisor Class      $ 8.12            --              --           --      (20.08)%
      All contract charges                                 --         2,310         $18,954         0.27%         --
PIMCO EMERGING MARKETS BOND PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class       $10.58            --              --           --       (5.87)%
      Highest contract charge 1.70% Advisor Class      $13.14            --              --           --       (6.48)%
      All contract charges                                 --         1,349         $17,164         4.03%         --
2017  Lowest contract charge 1.10% Advisor Class       $11.24            --              --           --        8.60%
      Highest contract charge 1.70% Advisor Class      $14.05            --              --           --        7.91%
      All contract charges                                 --         1,491         $20,429         4.98%         --
2016  Lowest contract charge 1.10% Advisor Class       $10.35            --              --           --       12.01%
      Highest contract charge 1.70% Advisor Class      $13.02            --              --           --       11.38%
      All contract charges                                 --         1,487         $19,107         5.17%         --
2015  Lowest contract charge 1.10% Advisor Class(e)    $ 9.24            --              --           --       (7.51)%
      Highest contract charge 1.70% Advisor Class      $11.69            --              --           --       (4.02)%
      All contract charges                                 --         1,511         $17,647         5.20%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.80            --              --           --        0.20%
      Highest contract charge 1.70% Advisor Class      $12.18            --              --           --       (0.33)%
      All contract charges                                 --         1,607         $19,571         5.14%         --
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
2018  Lowest contract charge 1.10% Advisor Class       $10.02            --              --           --       (5.38)%
      Highest contract charge 1.25% Advisor Class      $ 9.54            --              --           --       (5.54)%
      All contract charges                                 --           416         $ 4,062         6.69%         --
2017  Lowest contract charge 1.10% Advisor Class(e)    $10.59            --              --           --        7.40%
      Highest contract charge 1.25% Advisor Class      $10.10            --              --           --        7.22%
      All contract charges                                 --           322         $ 3,307         2.28%         --
2016  Lowest contract charge 0.30% Advisor Class       $ 9.71            --              --           --        3.63%
      Highest contract charge 1.25% Advisor Class      $ 9.42            --              --           --        2.61%
      All contract charges                                 --           169         $ 1,615         1.40%         --
2015  Lowest contract charge 0.30% Advisor Class       $ 9.37            --              --           --       (4.39)%
      Highest contract charge 1.25% Advisor Class      $ 9.18            --              --           --       (5.36)%
      All contract charges                                 --           102         $   938         1.71%         --
2014  Lowest contract charge 1.20% Advisor Class       $ 9.70            --              --           --        0.94%
      Highest contract charge 1.25% Advisor Class      $ 9.70            --              --           --        0.94%
      All contract charges                                 --            57         $   553         2.56%         --

                                    FSA-261

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class        $10.00            --              --          --        (6.72)%
      Highest contract charge 1.25% Advisor Class       $10.79            --              --          --        (6.82)%
      All contract charges                                  --           139         $ 1,476        1.59%          --
2017  Lowest contract charge 1.10% Advisor Class        $10.72            --              --          --        12.84%
      Highest contract charge 1.25% Advisor Class       $11.58            --              --          --        12.54%
      All contract charges                                  --           131         $ 1,506        2.22%          --
2016  Lowest contract charge 1.10% Advisor Class(e)     $ 9.50            --              --          --         2.70%
      Highest contract charge 1.25% Advisor Class       $10.29            --              --          --         2.59%
      All contract charges                                  --           124         $ 1,275        2.85%          --
2015  Lowest contract charge 1.20% Advisor Class        $10.04            --              --          --        (1.38)%
      Highest contract charge 1.25% Advisor Class       $10.03            --              --          --        (1.47)%
      All contract charges                                  --            79         $   795        3.28%          --
2014  Lowest contract charge 1.20% Advisor Class        $10.18            --              --          --         3.46%
      Highest contract charge 1.25% Advisor Class       $10.18            --              --          --         3.46%
      All contract charges                                  --            10         $   109        4.02%          --
PIMCO INCOME PORTFOLIO
2018  Lowest contract charge 1.10% Advisor Class(r)     $10.02            --              --          --         0.00%
      Highest contract charge 1.30% Advisor Class(r)    $10.02            --              --          --         0.00%
      All contract charges                                  --            41         $   415        0.71%          --
PROFUND VP BEAR
2018  Lowest contract charge 1.30% Common Shares        $ 2.39            --              --          --         3.02%
      Highest contract charge 1.65% Common Shares       $ 2.31            --              --          --         2.21%
      All contract charges                                  --            84         $   199        0.00%          --
2017  Lowest contract charge 1.30% Common Shares        $ 2.32            --              --          --       (19.16)%
      Highest contract charge 1.70% Common Shares       $ 2.25            --              --          --       (19.35)%
      All contract charges                                  --            53         $   122        0.00%          --
2016  Lowest contract charge 1.30% Common Shares        $ 2.87            --              --          --       (14.07)%
      Highest contract charge 1.70% Common Shares       $ 2.79            --              --          --       (14.42)%
      All contract charges                                  --            75         $   213        0.00%          --
2015  Lowest contract charge 1.30% Common Shares        $ 3.34            --              --          --        (6.18)%
      Highest contract charge 1.70% Common Shares       $ 3.26            --              --          --        (6.59)%
      All contract charges                                  --            74         $   242        0.00%          --
2014  Lowest contract charge 1.30% Common Shares        $ 3.56            --              --          --       (15.44)%
      Highest contract charge 1.70% Common Shares       $ 3.49            --              --          --       (15.70)%
      All contract charges                                  --            96         $   337        0.00%          --
PROFUND VP BIOTECHNOLOGY
2018  Lowest contract charge 0.65% Common Shares        $30.84            --              --          --        (7.36)%
      Highest contract charge 1.70% Common Shares       $29.69            --              --          --        (8.34)%
      All contract charges                                  --         1,339         $40,876        0.00%          --
2017  Lowest contract charge 0.65% Common Shares        $33.29            --              --          --        21.72%
      Highest contract charge 1.70% Common Shares       $32.39            --              --          --        20.45%
      All contract charges                                  --         1,461         $48,437        0.00%          --
2016  Lowest contract charge 0.65% Common Shares        $27.35            --              --          --       (16.00)%
      Highest contract charge 1.70% Common Shares       $26.89            --              --          --       (16.90)%
      All contract charges                                  --         1,579         $43,361        0.00%          --
2015  Lowest contract charge 0.65% Common Shares        $32.56            --              --          --         2.62%
      Highest contract charge 1.70% Common Shares       $32.36            --              --          --         1.54%
      All contract charges                                  --         1,714         $56,399        0.00%          --
2014  Lowest contract charge 0.65% Common Shares        $31.73            --              --          --        28.88%
      Highest contract charge 1.70% Common Shares       $31.87            --              --          --        27.53%
      All contract charges                                  --         1,244         $40,205        0.00%          --
PUTNAM VT DIVERSIFIED INCOME FUND
2018  Lowest contract charge 0.30% Class B(a)           $10.43            --              --          --        (1.23)%
      Highest contract charge 1.70% Class B             $ 9.78            --              --          --        (2.69)%
      All contract charges                                  --         1,896         $19,124        2.83%          --

                                    FSA-262

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
PUTNAM VT DIVERSIFIED INCOME FUND (CONTINUED)
2017  Lowest contract charge 1.10% Class B        $10.66            --              --          --        5.96%
      Highest contract charge 1.70% Class B       $10.05            --              --          --        5.35%
      All contract charges                            --         1,012         $10,380        5.29%         --
2016  Lowest contract charge 1.10% Class B        $10.06            --              --          --        4.25%
      Highest contract charge 1.70% Class B       $ 9.54            --              --          --        3.70%
      All contract charges                            --           790         $ 7,624        4.76%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.65            --              --          --       (3.69)%
      Highest contract charge 1.70% Class B       $ 9.20            --              --          --       (4.07)%
      All contract charges                            --           517         $ 4,815        7.44%         --
2014  Lowest contract charge 1.20% Class B(a)     $ 9.62            --              --          --       (4.09)%
      Highest contract charge 1.70% Class B(a)    $ 9.59            --              --          --       (4.29)%
      All contract charges                            --           209         $ 2,011        0.00%         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2018  Lowest contract charge 0.30% Class B(f)     $11.11            --              --          --       (7.49)%
      Highest contract charge 1.25% Class B       $10.74            --              --          --       (8.44)%
      All contract charges                            --           386         $ 4,155        1.69%         --
2017  Lowest contract charge 1.10% Class B        $11.78            --              --          --       14.15%
      Highest contract charge 1.25% Class B       $11.73            --              --          --       13.88%
      All contract charges                            --           366         $ 4,308        1.21%         --
2016  Lowest contract charge 1.10% Class B        $10.32            --              --          --        5.52%
      Highest contract charge 1.25% Class B       $10.30            --              --          --        5.32%
      All contract charges                            --           205         $ 2,120        1.78%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.78            --              --          --       (4.44)%
      Highest contract charge 1.25% Class B(f)    $ 9.78            --              --          --       (4.50)%
      All contract charges                            --           122         $ 1,198        0.00%         --
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
2018  Lowest contract charge 1.10% Class B        $ 9.39            --              --          --       (8.83)%
      Highest contract charge 1.25% Class B       $ 9.70            --              --          --       (9.01)%
      All contract charges                            --           254         $ 2,427        0.38%         --
2017  Lowest contract charge 1.10% Class B        $10.30            --              --          --        5.86%
      Highest contract charge 1.25% Class B       $10.66            --              --          --        5.65%
      All contract charges                            --           248         $ 2,615        0.00%         --
2016  Lowest contract charge 1.10% Class B        $ 9.73            --              --          --       (0.41)%
      Highest contract charge 1.25% Class B       $10.09            --              --          --       (0.59)%
      All contract charges                            --           214         $ 2,145        3.39%         --
2015  Lowest contract charge 1.10% Class B(e)     $ 9.77            --              --          --       (2.50)%
      Highest contract charge 1.25% Class B       $10.15            --              --          --       (1.74)%
      All contract charges                            --           161         $ 1,627        0.06%         --
2014  Lowest contract charge 1.20% Class B        $10.34            --              --          --        2.58%
      Highest contract charge 1.25% Class B       $10.33            --              --          --        2.48%
      All contract charges                            --            60         $   623        0.00%         --
PUTNAM VT RESEARCH FUND
2018  Lowest contract charge 1.10% Class B        $12.11            --              --          --       (5.76)%
      Highest contract charge 1.25% Class B       $12.04            --              --          --       (5.94)%
      All contract charges                            --            93         $ 1,128        0.00%         --
2017  Lowest contract charge 1.10% Class B        $12.85            --              --          --       22.03%
      Highest contract charge 1.25% Class B       $12.80            --              --          --       21.79%
      All contract charges                            --            36         $   466        0.53%         --
2016  Lowest contract charge 1.10% Class B        $10.53            --              --          --        8.89%
      Highest contract charge 1.25% Class B       $10.51            --              --          --        8.69%
      All contract charges                            --            11         $   114        1.20%         --
2015  Lowest contract charge 1.10% Class B(f)     $ 9.67            --              --          --       (6.92)%
      Highest contract charge 1.25% Class B(f)    $ 9.67            --              --          --       (6.98)%
      All contract charges                            --             1         $    15        0.00%         --

                                    FSA-263

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO
2018    Lowest contract charge 1.10% Class II         $ 9.30            --              --          --       (8.28)%
        Highest contract charge 1.70% Class II        $ 9.30            --              --          --       (8.82)%
        All contract charges                              --           362         $ 3,429        1.55%         --
2017    Lowest contract charge 1.10% Class II         $10.14            --              --          --       12.54%
        Highest contract charge 1.70% Class II        $10.20            --              --          --       11.84%
        All contract charges                              --           370         $ 3,811        1.34%         --
2016    Lowest contract charge 1.10% Class II         $ 9.01            --              --          --       (1.53)%
        Highest contract charge 1.70% Class II        $ 9.12            --              --          --       (2.15)%
        All contract charges                              --           344         $ 3,153        0.89%         --
2015    Lowest contract charge 1.10% Class II(e)      $ 9.15            --              --          --       (8.04)%
        Highest contract charge 1.70% Class II        $ 9.32            --              --          --       (6.99)%
        All contract charges                              --           388         $ 3,623        0.89%         --
2014    Lowest contract charge 1.20% Class II(a)      $10.05            --              --          --        0.90%
        Highest contract charge 1.70% Class II(a)     $10.02            --              --          --        0.60%
        All contract charges                              --            70         $   705        3.20%         --
SEI VP BALANCED STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.87            --              --          --       (7.84)%
        Highest contract charge 1.25% Class III       $10.47            --              --          --       (8.00)%
        All contract charges                              --           822         $ 8,526        2.07%         --
2017    Lowest contract charge 1.10% Class III        $10.71            --              --          --       10.07%
        Highest contract charge 1.25% Class III       $11.38            --              --          --        9.95%
        All contract charges                              --           804         $ 9,076        1.65%         --
2016    Lowest contract charge 1.10% Class III        $ 9.73            --              --          --        5.65%
        Highest contract charge 1.25% Class III       $10.35            --              --          --        5.50%
        All contract charges                              --           699         $ 7,178        2.31%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.21            --              --          --       (7.34)%
        Highest contract charge 1.25% Class III       $ 9.81            --              --          --       (4.57)%
        All contract charges                              --           518         $ 5,081        1.82%         --
2014    Lowest contract charge 1.20% Class III        $10.29            --              --          --        2.69%
        Highest contract charge 1.25% Class III       $10.28            --              --          --        2.59%
        All contract charges                              --           221         $ 2,275        4.62%         --
SEI VP CONSERVATIVE STRATEGY FUND
2018    Lowest contract charge 1.10% Class III        $ 9.98            --              --          --       (3.29)%
        Highest contract charge 1.25% Class III       $10.23            --              --          --       (3.49)%
        All contract charges                              --         1,081         $11,040        1.54%         --
2017    Lowest contract charge 1.10% Class III        $10.32            --              --          --        3.72%
        Highest contract charge 1.25% Class III       $10.60            --              --          --        3.52%
        All contract charges                              --         1,112         $11,784        1.63%         --
2016    Lowest contract charge 1.10% Class III        $ 9.95            --              --          --        2.58%
        Highest contract charge 1.25% Class III       $10.24            --              --          --        2.50%
        All contract charges                              --         1,183         $12,090        1.60%         --
2015    Lowest contract charge 1.10% Class III(e)     $ 9.70            --              --          --       (2.81)%
        Highest contract charge 1.25% Class III       $ 9.99            --              --          --       (1.77)%
        All contract charges                              --           881         $ 8,809        1.84%         --
2014    Lowest contract charge 1.20% Class III        $10.18            --              --          --        1.80%
        Highest contract charge 1.25% Class III       $10.17            --              --          --        1.70%
        All contract charges                              --           501         $ 5,089        2.65%         --
SEI VP MARKET GROWTH STRATEGY FUND
2018    Lowest contract charge 0.30% Class III        $11.16            --              --          --       (8.37)%
        Highest contract charge 1.25% Class III       $10.62            --              --          --       (9.23)%
        All contract charges                              --           661         $ 6,916        1.93%         --
2017    Lowest contract charge 0.30% Class III        $12.18            --              --          --       13.41%
        Highest contract charge 1.25% Class III       $11.70            --              --          --       12.28%
        All contract charges                              --           665         $ 7,668        1.44%         --

                                    FSA-264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
SEI VP MARKET GROWTH STRATEGY FUND (CONTINUED)
2016  Lowest contract charge 0.30% Class III       $10.74            --              --          --         7.08%
      Highest contract charge 1.25% Class III      $10.42            --              --          --         6.11%
      All contract charges                             --           726         $ 7,488        2.09%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.14            --              --          --        (8.05)%
      Highest contract charge 1.25% Class III      $ 9.82            --              --          --        (4.84)%
      All contract charges                             --           683         $ 6,695        1.27%          --
2014  Lowest contract charge 1.20% Class III       $10.33            --              --          --         2.58%
      Highest contract charge 1.25% Class III      $10.32            --              --          --         2.48%
      All contract charges                             --           475         $ 4,911        3.68%          --
SEI VP MARKET PLUS STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.05            --              --          --       (11.22)%
      Highest contract charge 1.25% Class III      $11.00            --              --          --       (11.43)%
      All contract charges                             --           243         $ 2,604        1.97%          --
2017  Lowest contract charge 1.10% Class III       $11.32            --              --          --        17.06%
      Highest contract charge 1.25% Class III      $12.42            --              --          --        16.95%
      All contract charges                             --           170         $ 2,072        1.46%          --
2016  Lowest contract charge 1.10% Class III       $ 9.67            --              --          --         6.97%
      Highest contract charge 1.25% Class III      $10.62            --              --          --         6.73%
      All contract charges                             --           170         $ 1,780        1.99%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.04            --              --          --        (9.05)%
      Highest contract charge 1.25% Class III      $ 9.95            --              --          --        (4.97)%
      All contract charges                             --           151         $ 1,497        0.97%          --
2014  Lowest contract charge 1.20% Class III       $10.48            --              --          --         3.05%
      Highest contract charge 1.25% Class III      $10.47            --              --          --         2.95%
      All contract charges                             --            94         $   992        3.52%          --
SEI VP MODERATE STRATEGY FUND
2018  Lowest contract charge 1.10% Class III       $10.12            --              --          --        (5.07)%
      Highest contract charge 1.25% Class III      $10.70            --              --          --        (5.23)%
      All contract charges                             --           829         $ 8,698        1.91%          --
2017  Lowest contract charge 1.10% Class III       $10.66            --              --          --         6.81%
      Highest contract charge 1.25% Class III      $11.29            --              --          --         6.61%
      All contract charges                             --           764         $ 8,448        1.41%          --
2016  Lowest contract charge 1.10% Class III       $ 9.98            --              --          --         4.83%
      Highest contract charge 1.25% Class III      $10.59            --              --          --         4.75%
      All contract charges                             --         1,177         $12,143        2.18%          --
2015  Lowest contract charge 1.10% Class III(e)    $ 9.52            --              --          --        (4.42)%
      Highest contract charge 1.25% Class III      $10.11            --              --          --        (2.51)%
      All contract charges                             --           827         $ 8,277        2.42%          --
2014  Lowest contract charge 1.20% Class III       $10.38            --              --          --         3.80%
      Highest contract charge 1.25% Class III      $10.37            --              --          --         3.70%
      All contract charges                             --           407         $ 4,222        5.07%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO
2018  Lowest contract charge 0.30% Class II        $12.55            --              --          --        (9.97)%
      Highest contract charge 1.25% Class II       $11.94            --              --          --       (10.83)%
      All contract charges                             --           945         $10,746        1.93%          --
2017  Lowest contract charge 0.30% Class II        $13.94            --              --          --        15.40%
      Highest contract charge 1.25% Class II       $13.39            --              --          --        14.25%
      All contract charges                             --           598         $ 7,729        1.64%          --
2016  Lowest contract charge 1.10% Class II        $10.72            --              --          --        17.54%
      Highest contract charge 1.25% Class II       $11.72            --              --          --        17.43%
      All contract charges                             --           399         $ 4,568        2.14%          --
2015  Lowest contract charge 1.10% Class II(e)     $ 9.12            --              --          --        (8.62)%
      Highest contract charge 1.25% Class II       $ 9.98            --              --          --        (8.27)%
      All contract charges                             --           243         $ 2,411        1.72%          --

                                    FSA-265

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)
2014     Lowest contract charge 1.20% Class II       $10.89            --               --         --         5.83%
         Highest contract charge 1.25% Class II      $10.88            --               --         --         5.73%
         All contract charges                            --           164         $  1,783       1.73%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2018     Lowest contract charge 1.30% Class 2        $10.38            --               --         --       (16.96)%
         Highest contract charge 1.70% Class 2       $10.01            --               --         --       (17.20)%
         All contract charges                            --         1,137         $ 11,687       0.88%          --
2017     Lowest contract charge 1.30% Class 2        $12.50            --               --         --        38.58%
         Highest contract charge 1.70% Class 2       $12.09            --               --         --        38.01%
         All contract charges                            --         1,142         $ 14,129       0.83%          --
2016     Lowest contract charge 1.30% Class 2        $ 9.02            --               --         --        15.94%
         Highest contract charge 1.70% Class 2       $ 8.76            --               --         --        15.42%
         All contract charges                            --         1,707         $ 15,135       0.67%          --
2015     Lowest contract charge 1.30% Class 2        $ 7.78            --               --         --       (20.61)%
         Highest contract charge 1.70% Class 2       $ 7.59            --               --         --       (20.94)%
         All contract charges                            --           975         $  7,529       2.07%          --
2014     Lowest contract charge 1.30% Class 2        $ 9.80            --               --         --        (9.59)%
         Highest contract charge 1.70% Class 2       $ 9.60            --               --         --        (9.94)%
         All contract charges                            --           840         $  8,173       1.50%          --
TEMPLETON FOREIGN VIP FUND
2018     Lowest contract charge 1.30% Class 2        $11.09            --               --         --       (16.55)%
         Highest contract charge 1.70% Class 2       $10.69            --               --         --       (16.87)%
         All contract charges                            --           577         $  6,346       2.68%          --
2017     Lowest contract charge 1.30% Class 2        $13.29            --               --         --        15.16%
         Highest contract charge 1.70% Class 2       $12.86            --               --         --        14.72%
         All contract charges                            --           656         $  8,632       2.60%          --
2016     Lowest contract charge 1.30% Class 2        $11.54            --               --         --         5.77%
         Highest contract charge 1.70% Class 2       $11.21            --               --         --         5.36%
         All contract charges                            --           733         $  8,376       1.93%          --
2015     Lowest contract charge 1.30% Class 2        $10.91            --               --         --        (7.70)%
         Highest contract charge 1.70% Class 2       $10.64            --               --         --        (8.04)%
         All contract charges                            --           881         $  9,525       3.50%          --
2014     Lowest contract charge 1.30% Class 2        $11.82            --               --         --       (12.25)%
         Highest contract charge 1.70% Class 2       $11.57            --               --         --       (12.68)%
         All contract charges                            --           822         $  9,632       1.84%          --
TEMPLETON GLOBAL BOND VIP FUND
2018     Lowest contract charge 0.30% Class 2        $10.30            --               --         --         1.58%
         Highest contract charge 1.70% Class 2       $11.91            --               --         --         0.25%
         All contract charges                            --        11,252         $130,384       0.00%          --
2017     Lowest contract charge 0.30% Class 2        $10.14            --               --         --         1.71%
         Highest contract charge 1.70% Class 2       $11.88            --               --         --         0.17%
         All contract charges                            --        11,567         $134,443       0.00%          --
2016     Lowest contract charge 0.30% Class 2        $ 9.97            --               --         --         2.57%
         Highest contract charge 1.70% Class 2       $11.86            --               --         --         1.19%
         All contract charges                            --        11,575         $135,069       0.00%          --
2015     Lowest contract charge 0.30% Class 2        $ 9.72            --               --         --        (4.61)%
         Highest contract charge 1.70% Class 2       $11.72            --               --         --        (5.94)%
         All contract charges                            --        12,105         $140,275       7.88%          --
2014     Lowest contract charge 0.65% Class 2        $11.40            --               --         --         1.24%
         Highest contract charge 1.70% Class 2       $12.46            --               --         --         0.08%
         All contract charges                            --        10,783         $133,761       4.98%          --
TEMPLETON GROWTH VIP FUND
2018     Lowest contract charge 1.30% Class 2        $13.74            --               --         --       (15.96)%
         Highest contract charge 1.70% Class 2       $13.25            --               --         --       (16.30)%
         All contract charges                            --           102         $  1,381       1.97%          --

                                    FSA-266

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
TEMPLETON GROWTH VIP FUND (CONTINUED)
2017  Lowest contract charge 1.30% Class 2             $16.35            --              --          --        17.04%
      Highest contract charge 1.70% Class 2            $15.83            --              --          --        16.48%
      All contract charges                                 --           121         $ 1,961        1.63%          --
2016  Lowest contract charge 1.30% Class 2             $13.97            --              --          --         8.13%
      Highest contract charge 1.70% Class 2            $13.59            --              --          --         7.77%
      All contract charges                                 --           135         $ 1,868        2.04%          --
2015  Lowest contract charge 1.30% Class 2             $12.92            --              --          --        (7.65)%
      Highest contract charge 1.70% Class 2            $12.61            --              --          --        (8.02)%
      All contract charges                                 --           149         $ 1,915        2.60%          --
2014  Lowest contract charge 1.30% Class 2             $13.99            --              --          --        (4.11)%
      Highest contract charge 1.70% Class 2            $13.71            --              --          --        (4.53)%
      All contract charges                                 --           154         $ 2,144        1.33%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.30% Class S             $ 5.19            --              --          --       (28.61)%
      Highest contract charge 1.70% Class S            $ 5.79            --              --          --       (29.73)%
      All contract charges                                 --         2,882         $16,799        0.00%          --
2017  Lowest contract charge 0.30% Class S             $ 7.27            --              --          --        (2.15)%
      Highest contract charge 1.70% Class S            $ 8.24            --              --          --        (3.63)%
      All contract charges                                 --         3,140         $26,029        0.00%          --
2016  Lowest contract charge 0.30% Class S             $ 7.43            --              --          --        42.88%
      Highest contract charge 1.70% Class S            $ 8.55            --              --          --        41.09%
      All contract charges                                 --         3,507         $30,064        0.37%          --
2015  Lowest contract charge 0.30% Class S             $ 5.20            --              --          --       (33.84)%
      Highest contract charge 1.70% Class S            $ 6.06            --              --          --       (34.77)%
      All contract charges                                 --         3,188         $19,463        0.03%          --
2014  Lowest contract charge 0.65% Class S             $ 8.24            --              --          --       (19.92)%
      Highest contract charge 1.70% Class S            $ 9.29            --              --          --       (20.73)%
      All contract charges                                 --         3,170         $29,728        0.00%          --
VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2018  Lowest contract charge 1.10% Initial Class       $ 9.34            --              --          --        (7.25)%
      Highest contract charge 1.25% Initial Class      $ 9.12            --              --          --        (7.32)%
      All contract charges                                 --           108         $   994        7.08%          --
2017  Lowest contract charge 1.10% Initial Class       $10.07            --              --          --        11.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --        10.94%
      All contract charges                                 --            94         $   940        2.13%          --
2016  Lowest contract charge 1.10% Initial Class       $ 9.07            --              --          --         5.22%
      Highest contract charge 1.25% Initial Class      $ 8.87            --              --          --         5.09%
      All contract charges                                 --            85         $   756        0.00%          --
2015  Lowest contract charge 1.10% Initial Class(e)    $ 8.62            --              --          --       (12.22)%
      Highest contract charge 1.25% Initial Class      $ 8.44            --              --          --       (14.23)%
      All contract charges                                 --            69         $   576        4.71%          --
2014  Lowest contract charge 1.20% Initial Class       $ 9.84            --              --          --         1.03%
      Highest contract charge 1.25% Initial Class      $ 9.84            --              --          --         1.03%
      All contract charges                                 --            33         $   320        0.76%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on September 22, 2014.
  (c)Units were made available on February 23, 2015.
  (d)Units were made available on March 27, 2015.
  (e)Units were made available on May 26, 2015.
  (f)Units were made available on July 20, 2015.
  (g)Units were made available on February 22, 2016.
  (h)Units were made available on May 19, 2017.
  (i)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Income Strategies due to a fund merger on May 19, 2017.
  (j)1290 VT DoubleLine Opportunistic Bond replaced Charter/SM/ Interest Rate Strategies due to a fund merger on May 19, 2017.

                                    FSA-267

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (l)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 50 due to a fund merger on May 19, 2017.
  (m)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 75 to a fund merger on May 19, 2017.
  (n)All Asset Growth-Alt 20 replaced Charter/SM/ Alternative 100 Moderate due to a fund merger on May 19, 2017.
  (o)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (p)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.
  (q)Units were made available on November 20, 2017.
  (r)Units were made available on October 22, 2018.
  (s)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a substitution on October 22, 2018.
  (t)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a substitution on October 22, 2018.
  (u)EQ/Franklin Rising Dividends replaced Franklin Rising Dividends VIP Fund due to a substitution on October 22, 2018.
  (v)EQ/Franklin Strategic Income replaced Franklin Strategic Income VIP Fund due to a substitution on October 22, 2018.
  (w)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a substitution on October 22, 2018.
  (x)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate
     Fund due to a substitution on October 22, 2018.
  (y)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a substitution on October 22, 2018.
  (z)EQ/Ivy Energy replaced Ivy VIP Energy due to a substitution on October 22, 2018.
 (aa)EQ/Ivy Mid Cap Growth replaced Ivy VIP Mid Cap Growth due to a substitution on October 22, 2018.
 (ab)EQ/Ivy Science and Technology replaced Ivy VIP Science and Technology due to a substitution on October 22, 2018.
 (ac)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a substitution on October 22, 2018.
 (ad)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a substitution on October 22, 2018.
 (ae)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a substitution on October 22, 2018.
 (af)EQ/MFS Utilities Series replaced MFS(R) Utilities Series due to a substitution on October 22, 2018.
 (ag)EQ/PIMCO Real Return replaced PIMCO Real Return Portfolio due to a substitution on October 22, 2018.
 (ah)EQ/PIMCO Total Return replaced PIMCO Total Return Portfolio due to a substitution on October 22, 2018.
 (ai)EQ/T. Rowe Price Health Sciences replaced T. Rowe Price Health Sciences Portfolio due to a substitution on October 22, 2018.
 (aj)Units were made available on November 02, 2018.
 (ak)Ivy VIP Small Cap Growth replaced Ivy VIP Micro Cap Growth due to a merger on November 02, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio and reimbursement effected as a reallocation of equity (see Note 6). The ratios do not include any expenses, such as premium and withdrawal charges, as applicable or expenses assessed through redemption.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-268

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1.  Board of Directors Resolutions.

              Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 10, 1996.

          2.  Custodial Agreements. Not applicable.

          3.  Underwriting Contracts.

              (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (a)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

              (a)(iv) Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) filed on April 19, 2004.

              (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on
                            April 20, 2009.

              (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

              (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xi) Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xii) Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on
                            October 10, 2014.

              (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on
                            September 9, 2015.

              (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv) Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

              (d)(xvi) Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

              (d)(xvii) Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

              (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

              (e)(i) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) filed on April 16, 2019.

              (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

              (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 22, 2014.

              (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 22, 2014.

   4.  Contracts. (Including Riders and Endorsements)

       (a) Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE1), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (b) Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE2), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (c) Endorsement applicable to Non-Qualified Contracts (ICC13NQ-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (d) Endorsement applicable to the Non-Qualified (Income Edge) Payment Program (ICC13NQPP-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (e) Endorsement applicable to Qualified Defined Contribution Plans (ICC13QPDC-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (f)        Endorsement applicable to Roth IRA Contracts
                  (ICC13ROTH-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (g) Endorsement applicable to Traditional IRA Contracts (ICC13IRA-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (h) Endorsement applicable to Qualified Defined Benefit Plans (ICC13QPDB-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (i)        Inherited Traditional IRA Beneficiary Continuation Option
                  (BCO) Endorsement (ICC13INHIRA-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (j) Inherited Roth IRA Beneficiary Continuation Option (BCO) Endorsement (ICC13INHROTH-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (j) (i) Endorsement applicable to the Spousal Continuation and Beneficiary Continuation Options under our contract (Form No. ICC15GMDB-SP-BCO) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (ii) Endorsement applicable to Non-Qualified Payout (Form No. ICC15INHNQ-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (iii)  Endorsement applicable to Part VI - Payment Upon Death
                  (Form No. ICC15IRREVOC) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (j) (iv) Endorsement applicable to the Non-Qualified (Income Edge Series) Payment Programs (Form No. ICC15NQPP-IE) previously filed with this Registration Statement on Form N-4
                  (File No. 333-190033) on July 7, 2015.

       (j) (v) Endorsement applicable to SEP-IRA contracts (Form No. ICC15SEP-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (k) Data Pages (ICC13DPADV-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (l) Data Pages (ICC13DPC-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (m) Data Pages (ICC13DPB-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (m) (i) Data Pages (Form No. ICC15DPADV-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (m) (ii) Data Pages (Form No. ICC15DPB-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (m) (iii)  Data Pages (Form No. ICC15DPC-IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

       (n) Table of Guaranteed Annuity Payments (ICC13TGAP-IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

       (o) Rider applicable to Protected Premium Death Benefit (Form No. ICC15PPDBR-IE15) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

    5.  Applications.

        (a) Form of Enrollment Form/Application for an Individual Annuity (ICC14 E App 02 IE 14), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 22, 2015.

        (b) Application for an Individual Annuity - Enrollment Form/Application (Form No. ICC 15 E App 02 IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (c) Application for an Individual Annuity - Investment Edge and Investment Edge Select (Form No. ICC15 App
                      011E) previously filed with this Registration Statement Form N-4 (File No. 333-190033) on July 7, 2015.

        (d) Application for an Individual Annuity - Investment Edge ADV (Form No. ICC15 App 01 IE ADV) previously filed with this Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

        (e) Application for an Individual Annuity - Investment Edge ADV (Form No. ICC15 App 02 IE ADV) previously filed with this Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

        (f) Application for an Individual Annuity - Investment Edge and Investment Edge Select (Form No. ICC15 App 02
                      IE) previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (g) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (h) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (i) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE SEL), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (j) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE SEL), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (k) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 01 IE ADV), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

        (l) Application for an Individual Annuity - Investment Edge 15 (Form No. ICC17 App 02 IE ADV), previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

    6.                Depositor's Certificate of Incorporation and By-Laws.

        (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

        (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

    7.  Reinsurance Contracts. N.A.

    8.  Participation Agreements.

        (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

        (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

        (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.


        (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

        (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

        (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

        (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

        (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

        (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

        (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

        (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

        (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

        (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

        (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

        (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

        (a)(xv) Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

        (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Registration Statement on Form N-1A (File
                      No. 333-17217) filed on February 7, 2012.

        (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(iii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

        (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

        (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

        (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

        (a)(b)(vii) Amendment No.6, dated as of April 30, 2015 ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

        (a)(b)(viii)  Amendment No. 7, dated as of December 21, 2015
                      ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

        (a)(b)(ix) Amendment No. 8, dated as of December 9, 2016 ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

        (a)(b)(x) Amendment No. 9 dated as of May 1, 2017 ("Amendment No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

        (a)(b)(xi) Amendment No. 10 dated as of November 1, 2017 ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

        (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on December 10, 2001.

        (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

        (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

        (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

        (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA
                      Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

        (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

        (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

        (b)(ix) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

        (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, xLLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

        (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

        (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

        (c)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

        (d) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                      No. 333-153809), filed on July 8, 2011.

        (d)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (d)(ii) Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. previously filed with this Registration Statement on Form N-4 (File
                      No. 333-190033) on October 4, 2013.

        (e) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (e)(i) Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (e)(ii) Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (e)(iii) Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (e)(iv) Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on
                      April 17, 2019.

        (f) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

        (f)(i) First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File
                      No. 333-178750) filed on April 25, 2012.

        (g) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (g)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

        (g)(ii) Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (h) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(ii) Amendment No. 2 effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (h)(iii) Amendment No. 3 effective September 5, 2013, to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (h)(iv) Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (h)(vi) Amendment No. 6 dated April 28, 2017 to the Fund Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

        (i) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (i)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement (File No. 333-178750) filed on April 25, 2012.

        (j) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (j)(i) Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (k) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated
                      July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File
                      No. 333-160951) filed on November 16, 2009.

        (k)(i) Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc.,
                      T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (l) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

        (l)(i) Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (l)(ii) Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

        (m)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

        (m)(ii) Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (m)(iii) Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (m)(iv) Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

        (n) Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

        (n)(i) Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

        (o) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (p) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (p)(i) Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

        (q) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

        (r) Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, dated September 1, 2010 incorporated herein by reference to Registration Statement on Form N-4 (333-160951), filed on December 2, 2010 and refiled with Registration Statement on Form N-4A (File No. 333-182796) filed on October 4, 2012.

        (s) Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., dated April 1, 2011, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (s)(i) Amendment No. 1, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (s) (ii) Amendment No. 2, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J.
                      P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (t) Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, a series of Delaware Management Business Trust and Delaware Distributors, L.P. dated July 9, 2010, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (t)(i) Amendment No. 1, effective August 23, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

        (u) Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series, dated July 26, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on
                      October 4, 2013.

        (u)(i) Amendment No. 1, effective August 29, 2013 to the Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

        (v) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013 previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

        (w) Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

        (x) Participation Agreement by and among AXA Equitable Life Insurance Company, SEI Insurance Products Trust and SEI Investments Distribution Company dated October 10, 2013, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

        (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

        (z) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (z)(i) Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 22, 2014.

        (z)(ii) Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 22, 2015.

        (a)(a) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (a)(a)(i) Amendment No. 1 effective March 12, 2014 to the Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

        (a)(b) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (a)(c) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, previously filed with this Registration Statement on Form N-4 (File No.333-190033) on October 11, 2013.

        (a)(d)(i) Participation Agreement by and among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors Inc. and ALPS Portfolio Solutions Distributors Inc., dated May 13, 2015 previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

        (a)(d)(ii) Amendment to Fund Participation Agreement is dated June 14, 2017, and is entered into by and among AXA Equitable Life Insurance Company, a New York insurance company, ALPS Variable Investment Trust, a Delaware Statutory Trust, ALPS Advisors, Inc. a Colorado corporation and ALPS Po1ifolio Solutions Distributor, Inc. , a Colorado corporation previously filed with this Registration Statement on Form N-4 (File No. 333-190033) on April 18, 2018.

    9.  Legal Opinion.

                      Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel, filed herewith.

          10. Other Opinions.

              (a)      Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)      Powers of Attorney, filed herewith.

          11. Omitted Financial Statements. Not applicable.

          12. Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

                 Set forth below is the subsidiary chart for the Holding
Company:

                 (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 4,124 Qualified Contract Owners and/or 6,190 Non-Qualified Contract-owners of the contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA(Chubb) and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                    POSITIONS AND OFFICES WITH UNDERWRITER
------------------                  -------------------------------------------

*Ronald Herrmann                    Director and Senior Vice President

*Michael B. Healy                   Executive Vice President

*Harvey T. Fladeland                Senior Vice President

*Peter D. Golden                    Senior Vice President

*David Kahal                        Senior Vice President

*Kevin M. Kennedy                   Director and President

*Graham Day                         Senior Vice President

*Trey Reynolds                      Senior Vice President

*David Veale                        Senior Vice President

*Alfred Ayensu-Ghartey              Vice President and General Counsel

*Alfred D'Urso                      Vice President and Chief Compliance Officer

*Michael Schumacher                 Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Gina Jones                         Vice President and Financial Crime Officer

*Yun ("Julia") Zhang                Vice President and Treasurer

*Francesca Divone                   Secretary

*Evan Hirsch                        Senior Vice President

*Matthew Drummond                   Vice President

*Karen Farley                       Vice President

*Richard Frink                      Vice President

*Michael J. Gass                    Vice President

*Timothy Jaeger                     Vice President

*Laird Johnson                      Vice President

*Joshua Katz                        Vice President

*James Long                         Vice President

*Page W. Long                       Vice President

*James S. O'Connor                  Vice President

*Samuel Schwartz                    Vice President

*Martin Woll                        Principal Operations Officer

*William Sorrentino                 Vice President

*Steven Sutter                      Vice President and Assistant Treasurer

*Sarah Vita                         Vice President

*Jonathan Zales                     Vice President

*Stephen Scanlon                    Director and Senior Vice President

*Prabha ("Mary") Ng                 Senior Vice President and Chief
                                    Information Security Officer

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

* Principal Business Address:

  1290 Avenue of the Americas,
  NY, NY 10104

(c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 17th day of April, 2019.

                                             SEPARATE ACCOUNT NO. 70 OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 17th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Thomas Burberl          Bertrand Poupart-Lafarge
Gerald Harlin           Karima Silvent
Daniel G. Kaye          George Stansfield
Kristi A. Matus         Charles G.T. Stonehill
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 17, 2019

                                 EXHIBIT INDEX

EXHIBIT                                                    TAG
NO.                                                        VALUE
-------                                                    -----

9.      Opinion and Consent of Counsel                     EX-99.9

10. (a) Consent of PricewaterhouseCoopers LLP              EX-99.10a

10. (b) Powers of Attorney                                 EX-99.10b